                                 Filed with the Securities and Exchange Commission on April 26, 2002

Registration No. 33-86866                                                               Investment Company Act No. 811-8884
====================================================================================================================================
                                                 SECURITIES AND EXCHANGE COMMISSION
                                                       WASHINGTON, D.C. 20549

                                                              FORM N-4

                                      Registration Statement under The Securities Act of 1933
                                                  Post-effective Amendment No. 14
                                                                and
                                  Registration Statement under The Investment Company Act of 1940
                                                          Amendment No. 14

                                   AMERICAN SKANDIA LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B
                                   --------------------------------------------------------------
                                                       (CLASS 3 SUB-ACCOUNTS)
                                                       ----------------------
                                                     (Exact Name of Registrant)

                                            AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
                                            -------------------------------------------
                                                        (Name of Depositor)

                              ONE CORPORATE DRIVE, SHELTON, CONNECTICUT 06484 , TEL. #: (203) 926-1888
                              ------------------------------------------------------------------------
                        (Address of Depositor's Principal Executive Offices and Depositor's Telephone Number

                                              KATHLEEN A. CHAPMAN, CORPORATE SECRETARY
                                          One Corporate Drive, Shelton, Connecticut 06484
                                          -----------------------------------------------
                                         (Name and Address of Agent for Service of Process)

                                                              Copy To:
                                                     SCOTT K. RICHARDSON, ESQ.
                                                           SENIOR COUNSEL
                                   One Corporate Drive, Shelton, Connecticut 06484 (203) 925-3830
                                   --------------------------------------------------------------

                                          Approximate Date of Proposed Sale to the Public:
                   MAY 1, 2002 or as soon as practicable after the effective date of this Registration Statement.
                   ----------------------------------------------------------------------------------------------

                            It is proposed that this filing become effective: (check appropriate space)
                                    ___immediately upon filing pursuant to paragraph (b) of Rule 485.
                                      X    on _May 1, 2002_ pursuant to paragraph (b) of Rule 485.
                                    ------    -------------
                                    ___  60 days after filing pursuant to paragraph (a)(i) of Rule 485.
                                    ___ on ___________pursuant to paragraph (a)(i) of Rule 485.
                                    ___ 75 days after filing pursuant to paragraph (a)(ii) of  Rule 485.
                                    ___ on ___________ pursuant to paragraph (a)(ii) of Rule 485.
                                    ___ If checked, this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

====================================================================================================================================
                                  CALCULATION OF REGISTRATION FEE UNDER THE SECURITIES ACT OF 1933

                                                          Proposed               Proposed
                                                          Maximum                 Maximum
                                    Amount                Offering              Aggregate               Amount of
        Title of Securities          to be                 Price                 Offering             Registration
          to be Registered        Registered              Per Unit                 Price                   Fee
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   American Skandia Life Assurance
    Corporation Annuity Contracts Indefinite*            Indefinite*                                       $0
====================================================================================================================================
                                   *Pursuant to Rule 24f-2 of the Investment Company Act of 1940
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Registrant  has registered an indefinite  number or amount of securities  under the Securities Act of 1933 pursuant to Rule 24f-2 of the Investment  Company Act of 1940. The Rule 24f-2 Notice for  Registrant's  fiscal year 2001 was filed within 90 days of the close of the fiscal year.
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ASImpact[NIKE]

                                                                                         AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
                                                                                     One Corporate Drive, Shelton, Connecticut 06484

This Prospectus  describes  American Skandia  ImpactSM,  a flexible  premium  deferred  annuity (the "Annuity")  offered by American
Skandia Life Assurance  Corporation  ("American Skandia",  "we", "our" or "us"). The Annuity may be offered as an individual annuity contract or as an  interest  in a group  annuity.  This  Prospectus  describes  the  important  features of the Annuity and what you should  consider  before  purchasing the Annuity.  We have also filed a Statement of Additional  Information  that is available from us,  without  charge,  upon your  request.  The contents of the Statement of  Additional  Information  are described on page 71. The
Annuity or certain of its  investment  options and/or  features may not be available in all states.  Various rights and benefits may differ between states to meet applicable laws and/or  regulations.  Certain terms are  capitalized in this  Prospectus.  Those terms are either defined in the Glossary of Terms or in the context of the particular section.

====================================================================================================================================
American  Skandia offers several  different  annuities  which your investment  professional  may be authorized to offer to you. Each annuity has different  features and benefits that may be  appropriate  for you based on your financial  situation,  your age and how you intend to use the annuity.  The different features and benefits include variations in death benefit  protection,  the ability to access your  annuity's  account value and the charges that you will be subject to if you choose to surrender  the annuity.  The fees and charges may also be different between each annuity.
====================================================================================================================================

If you are purchasing the Annuity as a replacement  for existing  variable  annuity or variable life coverage,  you should  consider any  surrender or penalty  charges you may incur when  replacing  your  existing  coverage and that this Annuity may be subject to a contingent  deferred  sales charge if you elect to surrender  the Annuity or take a partial  withdrawal.  You should  consider  your need to access the Annuity's Account Value and whether the annuity's liquidity features will satisfy that need.

WHY WOULD I CHOOSE TO PURCHASE THIS ANNUITY?
This Annuity is frequently  used for  retirement  planning  because it allows you to accumulate  retirement  savings and also offers annuity payment options when you are ready to begin  receiving  income.  The Annuity also offers one or more death benefits that can protect  your  retirement  savings if you die during a period of  declining  markets.  It may be used as an  investment  vehicle for
"qualified"  investments,  including an IRA,  SEP-IRA,  Roth IRA or Tax  Sheltered  Annuity (or  403(b)).  It may also be used as an investment  vehicle  for  "non-qualified"  investments.  The  Annuity  allows  you to  invest  your  money in a number  of  variable investment options as well as in one or more fixed investment options.

When an Annuity is purchased as a  "non-qualified"  investment,  you  generally  are not taxed on any  investment  gains the Annuity earns until you make a  withdrawal  or begin to receive  annuity  payments.  This  feature,  referred to as  "tax-deferral",  can be beneficial to the growth of your Account Value  because money that would  otherwise be needed to pay taxes on investment  gains each year remains invested and can earn additional money.  However,  because the Annuity is designed for long-term  retirement savings, a
10% penalty tax may be applied on withdrawals you make before you reach age 59 1/2. Annuities  purchased as a non-qualified  investment are not  subject to the  maximum  contribution  limits  that may apply to a  qualified  investment,  and are not subject to required minimum distributions after age 701/2.

When an Annuity is purchased as a "qualified"  investment,  you should consider that the Annuity does not provide any tax advantages in addition to the  preferential  treatment  already  available  through your  retirement  plan under the Internal  Revenue Code. An
Annuity may offer  features  and  benefits in addition to  providing  tax  deferral  that other  investment  vehicles may not offer, including  death benefit  protection for your  beneficiaries,  lifetime income  options,  and the ability to make transfers  between numerous  variable  investment  options  offered  under the Annuity.  You should  consult with your  investment  professional  as to whether the overall benefits and costs of the Annuity are appropriate considering your overall financial plan.

------------------------------------------------------------------------------------------------------------------------------------
These  annuities are NOT deposits or obligations  of, or issued,  guaranteed or endorsed by, any bank, are NOT insured or guaranteed by the U.S.  government,  the Federal  Deposit  Insurance  Corporation  (FDIC),  the Federal  Reserve Board or any other agency.  An investment in this annuity involves investment risks, including possible loss of value.
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THESE  SECURITIES  HAVE NOT BEEN  APPROVED  OR  DISAPPROVED  BY THE  SECURITIES  AND  EXCHANGE  COMMISSION  OR ANY STATE  SECURITIES
COMMISSION NOR HAS THE COMMISSION OR ANY STATE SECURITIES  COMMISSION  PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS.  ANY
REPRESENTATION  TO THE CONTRARY IS A CRIMINAL  OFFENSE.  PLEASE READ THIS  PROSPECTUS AND THE CURRENT  PROSPECTUS FOR THE UNDERLYING
MUTUAL FUNDS.  KEEP THEM FOR FUTURE REFERENCE.
------------------------------------------------------------------------------------------------------------------------------------
                                            FOR FURTHER INFORMATION CALL 1-800-752-6342.
Prospectus Dated: May 1, 2002                                                 Statement of Additional Information Dated: May 1, 2002
ASI-PROS- (05/2002)                                                                                                        AXIOMPROS

WHAT ARE SOME OF THE KEY FEATURES OF THIS ANNUITY?

|X|      This Annuity is a "flexible  premium  deferred  annuity." It is called  "flexible  premium"  because you have  considerable flexibility in the timing and amount of premium  payments.  Generally,  investors  "defer"  receiving  annuity payments until after an accumulation period.
|X|      This  Annuity  offers  both  variable  and fixed  investment  options.  If you  allocate  your  Account  Value to  variable investment  options,  the value of your  Annuity  will vary daily to reflect the  investment  performance  of the  underlying investment  options.  Fixed investment  options of different  durations are offered that are guaranteed by us, but may have a
       Market Value Adjustment if you withdraw or transfer your Account Value before the Maturity Date.
|X|      The Annuity features two distinct phases - the accumulation  period and the payout period.  During the accumulation  period your  Account  Value is  allocated  to one or more  investment  options.  The  variable  investment  options,  each a Class 3
       Sub-account  of  American  Skandia  Life  Assurance  Corporation  Variable  Account B,  invest in an  underlying  mutual fund portfolio.  Currently,  portfolios  of the following  underlying  mutual funds are being  offered:  American  Skandia  Trust,
       Montgomery  Variable Series,  Wells Fargo Variable Trust,  Rydex Variable Trust,  INVESCO Variable  Investment  Funds,  Inc.,
       Evergreen Variable Annuity Trust, ProFunds VP, First Defined Portfolio Fund LLC and The Prudential Series Fund, Inc.
|X|      During the payout period,  commonly called  "annuitization,"  you can elect to receive  annuity  payments (1) for life; (2)
       for life with a  guaranteed  minimum  number  of  payments;  (3)  based on joint  lives;  or (4) for a  guaranteed  number of payments.  We currently make annuity payments available on a fixed or variable basis.
|X|      This Annuity  offers a basic Death  Benefit.  It also offers  optional  Death  Benefits  that provide an enhanced  level of protection for your beneficiary(ies) for an additional charge.
|X|      Annuity  Owners can purchase an optional  life  insurance  rider called  Plus40(TM)which  provides an income  tax-free  life insurance benefit to the Owner's beneficiary(ies) equal to 40% of the Account Value of your Annuity.
|X|      You are allowed to withdraw a limited  amount of money from your  Annuity on an annual  basis  without any  charges.  Other product features allow you to access your Account Value as necessary, although a charge may apply.
|X|      Transfers  between  investment  options are tax-free.  Currently,  you may make twenty  transfers each year free of charge.
       We also  offer  several  programs  that  enable you to manage  your  Account  Value as your  financial  needs and  investment performance change.
|X|      The Annuity may provide additional benefits for Owners who make large Purchase Payments.

HOW DO I PURCHASE THIS ANNUITY?
We sell the Annuity through licensed,  registered  investment  professionals.  You must complete an application and submit a minimum initial  purchase  payment of $10,000.  We may allow you to make a lower  initial  purchase  payment  provided you  establish a bank drafting  program  under  which  purchase  payments  received  in the first  Annuity  Year total at least  $10,000.  There is no age restriction to purchase the Annuity.  However,  the basic Death Benefit provides greater  protection for persons under age 70 if the contract was purchased before May 1, 2001, and age 85 if the contract is purchased on or after May 1, 2001.

   WHAT TAX CONSIDERATIONS ARE THERE FOR TAX-QUALIFIED RETIREMENT PLANS OR QUALIFIED

                                                         GLOSSARY OF TERMS

Many terms used within this  Prospectus  are described  within the text where they appear.  The  description  of those terms are not repeated in this Glossary of Terms.

Account Value:  The value of each  allocation to a Sub-account or a Fixed  Allocation  prior to the Annuity Date, plus any earnings, and/or less any losses,  distributions  and charges.  The Account Value is  calculated  before we assess any  applicable  Contingent
Deferred Sales Charge ("CDSC") and/or any Annual  Maintenance  Fee. The Account Value is determined  separately for each Sub-account and for each Fixed  Allocation,  and then totaled to determine the Account Value for your entire Annuity.  The Account Value of each
Fixed Allocation on other than its Maturity Date may be calculated using a market value adjustment.

Annuitization:  The application of Account Value to one of the available  annuity options to begin receiving  periodic  payments for life, for a guaranteed minimum number of payments or for life with a guaranteed minimum number of payments.

Annuity Date: The date you choose for annuity payments to commence.  A maximum Annuity Date may apply.

Annuity Year: A 12-month period commencing on the Issue Date of the Annuity and each successive 12-month period thereafter.

Code: The Internal Revenue Code of 1986, as amended from time to time.

Fixed  Allocation:  An allocation of Account Value that is to be credited a fixed rate of interest for a specified  Guarantee Period during the accumulation period.

Guarantee Period: A period of time during the accumulation period where we credit a fixed rate of interest on a Fixed Allocation.

Interim  Value:  The value of a Fixed  Allocation  on any date other  than the  Maturity  Date.  The  Interim  Value is equal to the initial value allocated to the Fixed Allocation plus all interest  credited to the Fixed Allocation as of the date calculated,  less any transfers or withdrawals from the Fixed Allocation.

Issue Date: The effective date of your Annuity.

MVA: A market  value  adjustment  used in the  determination  of Account  Value of each Fixed  Allocation  on any day other than the
Maturity Date of such Fixed Allocation.

Owner: With an Annuity issued as an individual  annuity  contract,  the Owner is either an eligible entity or person named as having ownership rights in relation to the Annuity.  With an Annuity issued as a certificate  under a group annuity  contract,  the "Owner"
refers to the person or entity who has the rights and benefits designated as to the "Participant" in the certificate.

Surrender  Value:  The value of your Annuity  available upon surrender  prior to the Annuity Date. It equals the Account Value as of the date we price the  surrender  minus any  applicable  CDSC,  Annual  Maintenance  Fee, Tax Charge and the charge for any optional benefits.

Unit:  A measure used to calculate your Account Value in a Sub-account during the accumulation period.

Valuation Day:  Every day the New York Stock  Exchange is open for trading or any other day the  Securities and Exchange  Commission requires mutual funds or unit investment trusts to be valued.

SUMMARY OF CONTRACT FEES AND CHARGES

Below is a summary of the fees and  expenses we charge for the  Annuity.  Some  charges are  assessed  against  your  Annuity  while others are assessed  against  assets  allocated  to the  variable  investment  options.  The charges  that are assessed  against the
Annuity include the Contingent  Deferred Sales Charge,  Annual  Maintenance Fee, Transfer Fee and the Tax Charge. The charge that is assessed against the variable  investment options is the Insurance Charge,  which is the combination of a mortality and expense risk charge and a charge for  administration  of the Annuity.  Each  underlying  mutual fund  portfolio  assesses a charge for investment management,  other expenses and with some mutual funds, a 12b-1 charge.  The  prospectus  for each  underlying  mutual fund provides more detailed  information  about the expenses for the  underlying  mutual  funds.  In certain  states,  a premium tax charge may be applicable.  All of these fees and expenses are described in more detail within this Prospectus.

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                                                       YOUR TRANSACTION EXPENSES
----------------------------------------------------------------------------------------------------------------------------------------
------------------------------- ----------------------------------------------------------------- --------------------------------------
                                                        AMOUNT DEDUCTED/
------------------------------                       DESCRIPTION OF CHARGE                                    WHEN DEDUCTED
         FEE/EXPENSE
------------------------------- ----------------------------------------------------------------- --------------------------------------
------------------------------- -------- ------- ------- -------- ------- ------- ------- ------- --------------------------------------
                                Yr. 1    Yr. 2   Yr. 3    Yr. 4   Yr. 5   Yr. 6   Yr. 7   Yr. 8+
                                                                                                            Upon Surrender or
Contingent Deferred Sales                                                                                  Partial Withdrawal
Charge

------------------------------- -------- ------- ------- -------- ------- ------- ------- ------- --------------------------------------
------------------------------- -------- ------- ------- -------- ------- ------- ------- ------- --------------------------------------
                                 6.0%     6.0%    5.0%    5.0%     4.0%    3.0%    2.0%    0.0%

------------------------------- -------- ------- ------- -------- ------- ------- ------- -------
------------------------------- -----------------------------------------------------------------
                                     The charge is a percentage of each applicable purchase
                                  payment. The period is measured from the date each purchase payment is allocated
------------------------------- ----------------------------------------------------------------- --------------------------------------
------------------------------- ----------------------------------------------------------------- --------------------------------------
Annual Maintenance Fee                       Smaller of $35 or 2% of Account Value                      Annually on the Annuity's
                                                                                                   anniversary date or upon surrender
------------------------------- ----------------------------------------------------------------- --------------------------------------
-------------------------------
Transfer Fee                                                 $10.00                               After the 20th transfer each Annuity
                                                                                                                  Year
------------------------------- ----------------------------------------------------------------- --------------------------------------
------------------------------- ----------------------------------------------------------------- --------------------------------------
Tax Charge                         Depends on the requirements of the applicable jurisdiction                    Various

------------------------------- ----------------------------------------------------------------- --------------------------------------

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                                                  ANNUAL CHARGES OF THE SUB-ACCOUNTS
                                 (as a percentage of the average daily net assets of the Sub-accounts)
------------------------------- ----------------------------------------------------------------- --------------------------------------
Mortality & Expense Risk
Charge                                                       0.85%
                                                                                                                  Daily
Administration Charge                                        0.15%

Total  Annual  Charges  of the          1.00% per year of the value of each Sub-account              Applies to Variable Investment
Sub-accounts*                                                                                                 Options only
------------------------------- ----------------------------------------------------------------- --------------------------------------
*  The combination of the Mortality and Expense Risk Charges and Administration Charge is referred to as the "Insurance Charge"
elsewhere in this Prospectus.

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                                                           OPTIONAL BENEFITS
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------------------------------------------------------------------------------------------------------- --------------------------------
GUARANTEED RETURN OPTION
We offer a program  that  guarantees a "return of premium" at a future  date,  while  allowing you to       0.25% of Account Value
allocate all or a portion of your Account Value to the  Sub-accounts of your choice.  Please refer to
the discussion of the Guaranteed Return Option for a description of restrictions under the program.        (Amounts are deducted in
                                                                                                          arrears each Annuity Year)
------------------------------------------------------------------------------------------------------- --------------------------------
------------------------------------------------------------------------------------------------------- --------------------------------
ENHANCED BENEFICIARY PROTECTION DEATH BENEFIT
We  offer an  Optional  Death  Benefit  that  provides  an  enhanced  level  of  protection  for your       0.25% of Account Value
beneficiary(ies)  by providing  additional amounts that can be used to offset federal and state taxes
payable on any taxable gains in your Annuity at the time of your death.                                    (Amounts are deducted in
                                                                                                          arrears each Annuity Year)
------------------------------------------------------------------------------------------------------- --------------------------------
------------------------------------------------------------------------------------------------------- --------------------------------
GUARANTEED MINIMUM DEATH BENEFIT
We  offer an  Optional  Death  Benefit  that  provides  an  enhanced  level  of  protection  for your     0.35% of the current Death
beneficiary(ies)  by providing the greater of the current  Account Value,  a 5.0% annual  increase on               Benefit
Purchase Payments minus proportional withdrawals or the Highest Anniversary Value.                         (Amounts are deducted in
                                                                                                          arrears each Annuity Year)
------------------------------------------------------------------------------------------------------- --------------------------------
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 Please refer to the section entitled "Death Benefit" for a complete discussion of the optional Death Benefits, including restrictions on the age of the Owner/ Annuitant and limits on the amount payable.
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                                                     OPTIONAL LIFE INSURANCE RIDER
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------------------------------------------------------------------------------------------------------- --------------------------------
Plus40(TM)OPTIONAL LIFE INSURANCE RIDER                                                                   The current charge is based on
We offer an income tax-free life insurance  benefit for your  Beneficiary(ies)  that may be useful in     age and is a percentage of
offsetting  federal and state taxes  payable on any taxable gains in your Annuity at the time of your    your Account Value as of the
death.  Please refer to the Appendix for a detailed description of this Rider.                           anniversary of the Issue Date
                                                                                                          of your Annuity. The charge
                                                                                                          ranges from .80% for Owners
                                                                                                           age 40 - 75 to 10.50% for
                                                                                                          Owners age 95. Please refer
                                                                                                        to the Appendix for a complete
                                                                                                          description of the charge.
------------------------------------------------------------------------------------------------------- --------------------------------

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                                           Underlying Mutual Fund Portfolio Annual Expenses
                               (as a percentage of the average net assets of the underlying Portfolios)
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The following are the investment  management  fees, other expenses,  12b-1 fees (if  applicable),  and the total annual expenses for each underlying  mutual fund  ("Portfolio") as of December 31, 2001,  except as noted.  Each figure is stated as a percentage of the underlying  Portfolio's  average daily net assets.  For certain of the  underlying  Portfolios,  a portion of the  management fee is being waived and/or other  expenses are being  partially  reimbursed.  "N/A"  indicates that no portion of the management fee and/or other expenses is being waived and/or  reimbursed.  The "Net Annual  Portfolio  Operating  Expenses"  reflect the combination of the underlying  Portfolio's  investment  management  fee,  other  expenses  and any  12b-1  fees,  net of any fee  waivers  and  expense reimbursements.  The  following  expenses are deducted by the  underlying  Portfolio  before it provides  American  Skandia with the daily net asset  value.  Any  footnotes  about  expenses  appear  after the list of all the  Portfolios.  The  underlying  Portfolio information  was provided by the underlying  mutual funds and has not been  independently  verified by us. See the  prospectuses  or statements of additional  information of the  underlying  Portfolios for further  details.  The current  prospectus and statement of additional information for the underlying Portfolios can be obtained by calling 1-800-752-6342.

------------------------------------------------- --------------- ------------- -------------- ------------- ------------ -------------
                                                    Management     Other         12b-1 Fees    Total Annual   Fee          Net
                                                       Fees         Expenses                    Portfolio    Waivers       Annual
              UNDERLYING PORTFOLIO                                                              Operating    and           Portfolio
                                                                                                 Expenses    Expense       Operating
                                                                                                             Reimbursement Expenses

------------------------------------------------- --------------- ------------- -------------- ------------- ------------ -------------
American Skandia Trust: 1
  AST Strong International Equity                     0.87%          0.22%          0.05%         1.14%          N/A         1.14%
  AST Janus Overseas Growth                           1.00%          0.22%          0.02%         1.24%          N/A         1.24%
  AST American Century International Growth           1.00%          0.28%          0.00%         1.28%          N/A         1.28%
  AST DeAM International Equity                       1.00%          0.32%          0.00%         1.32%         0.15%        1.17%
  AST MFS Global Equity                               1.00%          0.40%          0.00%         1.40%          N/A         1.40%
  AST PBHG Small-Cap Growth                           0.90%          0.23%          0.03%         1.16%          N/A         1.16%
  AST DeAM Small-Cap Growth                           0.95%          0.19%          0.03%         1.17%         0.01%        1.16%
  AST Federated Aggressive Growth                     0.95%          0.83%          0.00%         1.78%         0.43%        1.35%
  AST Goldman Sachs Small-Cap Value                   0.95%          0.16%          0.07%         1.18%          N/A         1.18%
  AST Gabelli Small-Cap Value                         0.90%          0.18%          0.00%         1.08%          N/A         1.08%
  AST DeAM Small-Cap Value 2                          0.95%          0.22%          0.02%         1.19%         0.15%        1.04%
  AST Janus Mid-Cap Growth                            1.00%          0.26%          0.08%         1.34%          N/A         1.34%
  AST Neuberger Berman Mid-Cap Growth                 0.90%          0.18%          0.04%         1.12%          N/A         1.12%
  AST Neuberger Berman Mid-Cap Value                  0.90%          0.16%          0.16%         1.22%          N/A         1.22%
  AST Alger All-Cap Growth                            0.95%          0.16%          0.09%         1.20%          N/A         1.20%
  AST Gabelli All-Cap Value                           0.95%          0.24%          0.01%         1.20%          N/A         1.20%
  AST T. Rowe Price Natural Resources                 0.90%          0.20%          0.01%         1.11%          N/A         1.11%
  AST Alliance Growth                                 0.90%          0.19%          0.04%         1.13%          N/A         1.13%
  AST MFS Growth                                      0.90%          0.17%          0.04%         1.11%          N/A         1.11%
  AST Marsico Capital Growth                          0.90%          0.16%          0.02%         1.08%         0.02%        1.06%
  AST JanCap Growth                                   0.90%          0.14%          0.03%         1.07%         0.03%        1.04%
  AST DeAM Large-Cap Growth 2                         0.85%          0.22%          0.02%         1.09%         0.10%        0.99%
  AST DeAM Large-Cap Value                            0.85%          0.22%          0.02%         1.09%         0.10%        0.99%
  AST Alliance/Bernstein Growth + Value               0.90%          0.55%          0.00%         1.45%         0.10%        1.35%
  AST Sanford Bernstein Core Value                    0.75%          0.40%          0.00%         1.15%          N/A         1.15%
  AST Cohen & Steers Realty                           1.00%          0.19%          0.02%         1.21%          N/A         1.21%
  AST Sanford Bernstein Managed Index 500             0.60%          0.16%          0.02%         0.78%          N/A         0.78%
  AST American Century Income & Growth                0.75%          0.19%          0.00%         0.94%          N/A         0.94%
  AST Alliance Growth and Income                      0.75%          0.14%          0.07%         0.96%         0.02%        0.94%
  AST MFS Growth with Income                          0.90%          0.18%          0.03%         1.11%          N/A         1.11%
  AST INVESCO Equity Income                           0.75%          0.16%          0.01%         0.92%         0.01%        0.91%
  AST DeAM Global Allocation                          0.10%          0.17%          0.00%         0.27%          N/A         0.27%
  AST American Century Strategic Balanced             0.85%          0.23%          0.00%         1.08%          N/A         1.08%
  AST T. Rowe Price Asset Allocation                  0.85%          0.25%          0.00%         1.10%          N/A         1.10%
  AST T. Rowe Price Global Bond                       0.80%          0.28%          0.00%         1.08%          N/A         1.08%
  AST Federated High Yield                            0.75%          0.20%          0.00%         0.95%          N/A         0.95%
  AST Lord Abbett Bond-Debenture                      0.80%          0.30%          0.00%         1.10%          N/A         1.10%
  AST DeAM Bond 2                                     0.85%          0.22%          0.00%         1.07%         0.15%        0.92%
  AST PIMCO Total Return Bond                         0.65%          0.16%          0.00%         0.81%         0.02%        0.79%
  AST PIMCO Limited Maturity Bond                     0.65%          0.18%          0.00%         0.83%          N/A         0.83%
  AST Money Market                                    0.50%          0.14%          0.00%         0.64%         0.05%        0.59%

Montgomery Variable Series:
  Emerging Markets                                    1.25%          0.42%            N/A          1.67%         N/A         1.67%

Wells Fargo Variable Trust:
  Equity Value                                        0.55%          0.36%          0.25%         1.16%         0.16%        1.00%
  Equity Income                                       0.55%          0.43%          0.25%         1.23%         0.23%        1.00%

Rydex Variable Trust:
  Nova                                                 0.75%         0.70%            N/A          1.45%          N/A         1.45%
  Ursa                                                 0.75%         0.70%            N/A          1.45%          N/A         1.45%
  OTC                                                  0.90%         0.99%            N/A          1.89%          N/A         1.89%
------------------------------------------------- --------------- ------------- -------------- ------------- ------------ -------------

------------------------------------------------- --------------- ------------- -------------- ------------- ------------ -------------
                                                    Management     Other         12b-1 Fees    Total Annual   Fee          Net
                                                       Fees         Expenses                    Portfolio    Waivers       Annual
              UNDERLYING PORTFOLIO                                                              Operating    and           Portfolio
                                                                                                 Expenses    Expense       Operating
                                                                                                             Reimbursement Expenses

------------------------------------------------- --------------- ------------- -------------- ------------- ------------ -------------

INVESCO Variable Investment Funds, Inc.:
  Dynamics                                             0.75%         0.33%            N/A          1.08%          N/A         1.08%
  Technology                                           0.75%         0.32%            N/A          1.07%          N/A         1.07%
  Health Sciences                                      0.75%         0.31%            N/A          1.06%          N/A         1.06%
  Financial Services                                   0.75%         0.32%            N/A          1.07%          N/A         1.07%
  Telecommunications                                   0.75%         0.34%            N/A          1.09%          N/A         1.09%

Evergreen Variable Annuity Trust:
  Global Leaders                                       0.87%         0.28%            N/A          1.15%         0.15%        1.00%
  Special Equity                                       0.92%         0.23%            N/A          1.15%         0.12%        1.03%
  Omega                                                0.52%         0.20%            N/A          0.72%          N/A         0.72%

ProFund VP:
  Europe 30                                            0.75%         0.89%           0.25%         1.89%          N/A         1.89%
  Asia 30 3                                            0.75%         0.94%           0.25%         1.94%          N/A         1.94%
  Japan 3                                              0.75%         0.94%           0.25%         1.94%          N/A         1.94%
  Banks 3                                              0.75%         0.96%           0.25%         1.96%          N/A         1.96%
  Basic Materials 3                                    0.75%         0.96%           0.25%         1.96%          N/A         1.96%
  Biotechnology                                        0.75%         1.03%           0.25%         2.03%         0.05%        1.98%
  Consumer Cyclical 3                                  0.75%         0.96%           0.25%         1.96%          N/A         1.96%
  Consumer Non-Cyclical 3                              0.75%         0.96%           0.25%         1.96%          N/A         1.96%
  Energy                                               0.75%         1.05%           0.25%         2.05%         0.07%        1.98%
  Financial                                            0.75%         1.10%           0.25%         2.10%         0.12%        1.98%
  Healthcare                                           0.75%         1.06%           0.25%         2.06%         0.08%        1.98%
  Industrial 3                                         0.75%         0.96%           0.25%         1.96%          N/A         1.96%
  Internet 3                                           0.75%         0.96%           0.25%         1.96%          N/A         1.96%
  Pharmaceuticals 3                                    0.75%         0.96%           0.25%         1.96%          N/A         1.96%
  Precious Metals 3                                    0.75%         0.96%           0.25%         1.96%          N/A         1.96%
  Real Estate                                          0.75%         0.99%           0.25%         1.99%         0.01%        1.98%
  Semiconductor 3                                      0.75%         0.96%           0.25%         1.96%          N/A         1.96%
  Technology                                           0.75%         1.10%           0.25%         2.10%         0.12%        1.98%
  Telecommunications                                   0.75%         1.17%           0.25%         2.17%         0.19%        1.98%
  Utilities                                            0.75%         1.05%           0.25%         2.05%         0.07%        1.98%
  Bull                                                 0.75%         1.25%           0.25%         2.25%         0.27%        1.98%
  Bear                                                 0.75%         0.89%           0.25%         1.89%          N/A         1.89%
  Bull Plus                                            0.75%         0.94%           0.25%         1.94%          N/A         1.94%
  OTC                                                  0.75%         0.91%           0.25%         1.91%          N/A         1.91%
  Short OTC 3                                          0.75%         0.95%           0.25%         1.95%          N/A         1.95%
  UltraOTC                                             0.75%         0.95%           0.25%         1.95%          N/A         1.95%
  Mid-Cap Value 3                                      0.75%         0.96%           0.25%         1.96%          N/A         1.96%
  Mid-Cap Growth 3                                     0.75%         0.96%           0.25%         1.96%          N/A         1.96%
  UltraMid-Cap 3                                       0.75%         0.97%           0.25%         1.97%          N/A         1.97%
  Small-Cap Value 3                                    0.75%         0.97%           0.25%         1.97%          N/A         1.97%
  Small-Cap Growth 3                                   0.75%         0.97%           0.25%         1.97%          N/A         1.97%
  UltraSmall-Cap                                       0.75%         1.11%           0.25%         2.11%         0.13%        1.98%
  U.S. Government Plus 3                               0.50%         0.95%           0.25%         1.70%          N/A         1.70%
  Rising Rates Opportunity 3                           0.75%         0.95%           0.25%         1.95%          N/A         1.95%

First Defined Portfolio Fund LLC:
  First Trust(R)10 Uncommon Values 4                   0.60%          2.47%          0.25%         3.32%         1.95%        1.37%

The Prudential Series Fund, Inc.:
  SP Jennison International Growth                     0.85%          1.16%          0.25%         2.26%         0.62%        1.64%
------------------------------------------------- --------------- ------------- -------------- ------------- ------------ -------------

1        The  Investment  Manager of American  Skandia  Trust (the  "Trust") has agreed to  reimburse  and/or waive fees for certain
     Portfolios  until at least April 30, 2003. The caption "Total Annual  Portfolio  Operating  Expenses"  reflects the Portfolios'
     fees and expenses before such waivers and reimbursements,  while the caption "Net Annual Portfolio Operating Expenses" reflects the effect of such waivers and  reimbursements.  The Trust adopted a  Distribution  Plan (the  "Distribution  Plan") under Rule
     12b-1 of the  Investment  Company Act of 1940 to permit an affiliate  of the Trust's  Investment  Manager to receive  brokerage commissions in connection with purchases and sales of securities held by Portfolios of the Trust, and to use these  commissions to promote  the sale of shares of such  Portfolios.  While the  brokerage  commission  rates and  amounts  paid by the  various
     Portfolios  are not  expected  to increase as a result of the  Distribution  Plan,  the staff of the  Securities  and  Exchange
     Commission takes the position that commission  amounts received under the Distribution Plan should be reflected as distribution expenses of the Portfolios.  The Distribution Fee estimates are derived and annualized from data regarding  commission  amounts directed  under the  Distribution  Plan for the fiscal year ended  December 31,  2001.  Although  there are no maximum  amounts allowable,  actual  commission  amounts directed under the Distribution Plan will vary and the amounts directed during the last full fiscal year of the Plan's operations may differ from the amounts listed in the above chart.
2        These  Portfolios  commenced  operations  on May 1, 2002.  "Other  Expenses"  and "12b-1 Fees" shown are based on estimated amounts for the fiscal year ending December 31, 2002.
3        These  Portfolios  commenced  operations  on May 1, 2002.  "Other  Expenses"  shown are based on estimated  amounts for the fiscal year ending December 31, 2002.
4        Included  in the charge for Other  Expenses  is a fee of 0.325% of average  daily net assets  paid to  American  Skandia to reimburse  it for  administrative  costs.  The  investment  advisor  has agreed to waive fees and  reimburse  expenses  through
     September  30,  2003 in  order to  prevent  Total  Annual  Portfolio  Operating  Expenses  (excluding  brokerage  expenses  and extraordinary expenses) from exceeding 1.47% of the average daily net asset value of the respective Portfolio.

EXPENSE EXAMPLES
These  examples  are  designed to assist you in  understanding  the various  costs and expenses you will incur with the Annuity over certain  periods of time based on specific  assumptions.  The examples  reflect the  Insurance  Charge,  Contingent  Deferred  Sales
Charges (when  applicable),  the Annual  Maintenance Fee (when applicable),  the charges deducted by the underlying  Portfolios,  as well as the charges for the optional  benefits that are offered under the Annuity.  The Securities and Exchange  Commission  ("SEC")
requires these examples.

Below are  examples  showing  what you would pay in  expenses at the end of the stated time  periods  for each  Sub-account  had you invested $1,000 in the Annuity and received a 5% annual return on assets.

The examples  shown assume that:  (a) you only  allocate  Account  Value to the  Sub-accounts,  not to a Fixed  Allocation;  (b) the
Insurance  Charge is assessed as 1.00% per year;  (c) the Annual  Maintenance  Fee (when  applicable) is reflected as an asset-based charge based on an assumed  average  contract size;  (d) you make no  withdrawals of Account Value during the period shown;  (e) you make no  transfers,  withdrawals,  surrender or other  transactions  for which we charge a fee during the period  shown;  (f) no tax charge applies;  (g) the expenses for the underlying  Portfolios  reflect the continued  waiver of fees or reimbursement of expenses throughout each period shown (refer to the "Net Annual Portfolio  Operating  Expenses," in the section entitled  "Underlying  Mutual
Fund  Portfolio  Annual  Expenses");  and (h) the charges for the optional  benefits are reflected as charges equal to 0.25% for the
Guaranteed Return Option,  0.25% for the Enhanced  Beneficiary  Protection and 0.35% for the Guaranteed  Minimum Death Benefit.  The
charges for the  optional  benefits are  deducted on an annual  basis in arrears.  Amounts  shown in the examples are rounded to the nearest dollar.

Expense  Examples are provided as follows:  1.) for the basic  Annuity  contract  without any optional  benefits;  2.) for the basic
Annuity contract assuming that you elect one of the following:  the Guaranteed Return Option,  the Enhanced  Beneficiary  Protection
or the Guaranteed  Minimum Death Benefit;  3.) for the basic Annuity contract  assuming you elect both the Guaranteed  Return Option and the Enhanced  Beneficiary  Protection;  and 4.) for the basic Annuity  contract  assuming you elect both the  Guaranteed  Return
Option and the Guaranteed  Minimum Death Benefit.  You cannot purchase the Enhanced  Beneficiary  Protection with any other optional death  benefit or life  insurance  rider.  Unlike  the  annual  charge for  either  the  Guaranteed  Return  Option or the  Enhanced
Beneficiary  Protection,  the annual  charge for the  Guaranteed  Minimum  Death  Benefit is based on the Death  Benefit and not the
Account Value.

Expense  Examples are not provided for the Plus40(TM)Optional  Life  Insurance  Rider  because it is supported by American  Skandia's general  account and is not subject to, or registered  as a security  under,  either the  Securities  Act of 1933 or the  Investment
Company Act of 1940 and because  Owners can pay the annual,  age-based  charge  through funds  outside of the Annuity.  If the Owner elects to pay the annual  charge  from the  Annuity,  charges are  deducted as a partial  withdrawal  from the  Annuity,  subject to applicable taxes.  Please refer to the Appendix for a detailed description of this Rider.

THE EXAMPLES ARE  ILLUSTRATIVE  ONLY - THEY SHOULD NOT BE CONSIDERED A  REPRESENTATION  OF PAST OR FUTURE EXPENSES OF THE UNDERLYING
MUTUAL FUNDS OR THEIR PORTFOLIOS - ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.

  ---------------------------------------- --------------------------------- --------------------------------- -------------------------------- ---------------------------------
  These   Examples   assume  you  do  not    No Optional Benefits Elected      If you elect the Guaranteed        If you elect the Enhanced       If you elect the Guaranteed
  surrender  your  Annuity  at the end of                                          Return Option (GRO)               Death Benefit (EBP)          Minimum Death Benefit (GMDB)
  the applicable period or you annuitize
  ---------------------------------------- -------- ------- ------- -------- ------- -------- ------- -------- ------- ------- -------- ------- -------- ------- -------- -------
  Sub-Account:                                1     3       5       10         1       3       5       10         1     3         5      10         1     3        5        10
                                            Year    Years   Years    Years    Year   Years    Years    Years    Year   Years    Years    Years    Year    Years   Years   Years
  ---------------------------------------- -------- ------- ------- -------- ------- -------- ------- -------- ------- ------- -------- ------- -------- ------- -------- -------
  AST Strong International Equity 3          22       69     118      253      25      77      131      278      25      77      131     278      26       80      137     294
  AST Janus Overseas Growth 3                23       72     123      263      26      80      136      288      26      80      136     288      27       83      142     304
  AST American Century International         24       73     125      267      26      81      138      293      26      81      138     293      27       84      144     308
     Growth 3
  AST DeAM International Equity 3            23       70     120      257      25      77      132      280      25      77      132     280      26       81      139     298
  AST MFS Global Equity 3                    25       77     132      280      28      85      144      304      28      85      144     304      29       88      151     321
  AST PBHG Small-Cap Growth 3                23       70     119      255      25      77      132      280      25      77      132     280      26       81      138     296
  AST DeAM Small-Cap Growth 3                23       70     119      255      25      77      132      280      25      77      132     280      26       81      138     296
  AST Federated Aggressive Growth 3          25       76     129      274      27      83      142      300      27      83      142     300      28       87      148     315
  AST Goldman Sachs Small Cap Value 3        23       70     120      257      25      78      133      283      25      78      133     283      26       81      139     298
  AST Gabelli Small-Cap Value 3              22       67     115      247      24      75      128      272      24      75      128     272      25       78      134     289
  AST DeAM Small-Cap Value 3                 21       66     113      242      24      74      126      268      24      74      126     268      25       77      132     284
  AST Janus Mid-Cap Growth 3                 24       75     128      273      27      83      141      298      27      83      141     298      28       87      148     315
  AST Neuberger Berman Mid-Cap Growth 3      22       68     117      250      25      76      130      277      25      76      130     277      26       80      137     293
  AST Neuberger Berman Mid-Cap Value 3       23       71     122      260      26      79      135      287      26      79      135     287      27       83      142     303
  AST Alger All-Cap Growth 3                 23       71     121      259      26      79      134      285      26      79      134     285      27       82      141     301
  AST Gabelli All-Cap Value 3                23       71     121      259      26      79      134      285      26      79      134     285      27       82      141     301
  AST T.Rowe Price Natural Resources 3       22       68     117      250      25      76      129      275      25      76      129     275      26       79      136     291
  AST Alliance Growth 3                      22       68     117      251      25      76      130      277      25      76      130     277      26       80      137     293
  AST MFS Growth 3                           22       68     117      250      25      76      129      275      25      76      129     275      26       79      136     291
  AST Marsico Capital Growth 3               22       67     114      245      24      74      127      270      24      74      127     270      25       78      133     286
  AST JanCap Growth 3                        21       66     113      242      24      74      126      268      24      74      126     268      25       77      132     284
  AST DeAM Large-Cap Growth 3                21       64     110      237      23      72      123      263      23      72      123     263      25       76      130     280
  AST DeAM Large-Cap Value 3                 21       64     110      237      23      72      123      263      23      72      123     263      25       76      130     280
  AST Alliance/Bernstein Growth + Value 3    25       76     129      274      27      83      142      300      27      83      142     300      28       87      148     315
  AST Sanford Bernstein Core Value 3         22       69     118      253      25      77      132      280      25      77      132     280      26       81      138     295
  AST Cohen & Steers Realty 3                23       71     122      260      26      79      135      286      26      79      135     286      27       82      141     301
  AST  Sanford  Bernstein  Managed  Index    19       58      99      214      21      65      112      241      21      65      112     241      22       69      118     256
  500 3
  AST American Century Income & Growth 3     20       63     108      232      23      71      121      258      23      71      121     258      24       74      127     273
  AST Alliance Growth and Income 3           20       63     108      232      23      71      121      258      23      71      121     258      24       74      127     273
  AST MFS Growth with Income 3               22       68     117      250      25      76      129      275      25      76      129     275      26       79      136     291
  AST INVESCO Equity Income 3                20       62     106      228      23      70      119      255      23      70      119     255      24       73      126     271
  AST DeAM Global Allocation 3               13       41      71      157      16      50       86      186      16      50      86      186      17       53      92      202
  AST    American    Century    Strategic    22       67     115      247      24      75      128      272      24      75      128     272      25       78      134     289
  Balanced 3
  AST T. Rowe Price Asset Allocation 3       22       68     116      248      25      76      129      275      25      76      129     275      26       79      136     291
  AST T. Rowe Price Global Bond 3            22       67     115      247      24      75      128      272      24      75      128     272      25       78      134     289
  AST Federated High Yield 3                 20       63     108      233      23      71      121      259      23      71      121     259      24       75      128     275
  AST Lord Abbett Bond-Debenture 3           22       68     116      248      25      76      129      275      25      76      129     275      26       79      136     291
  ---------------------------------------- -------- ------- ------- -------- ------- -------- ------- -------- ------- ------- -------- ------- -------- ------- -------- -------

  ---------------------------------------- --------------------------------- --------------------------------- -------------------------------- ---------------------------------
  These   Examples   assume  you  do  not    No Optional Benefits Elected      If you elect the Guaranteed        If you elect the Enhanced       If you elect the Guaranteed
  surrender  your  Annuity  at the end of                                          Return Option (GRO)               Death Benefit (EBP)          Minimum Death Benefit (GMDB)
  the applicable period or you annuitize
  ---------------------------------------- -------- ------- ------- -------- ------- -------- ------- -------- ------- ------- -------- ------- -------- ------- -------- -------
  Sub-Account:                                1     3       5       10         1       3       5       10         1     3         5      10         1     3        5        10
                                            Year    Years   Years    Years    Year   Years    Years    Years    Year   Years    Years    Years    Year    Years   Years   Years
  ---------------------------------------- -------- ------- ------- -------- ------- -------- ------- -------- ------- ------- -------- ------- -------- ------- -------- -------
  AST DeAM Bond 3                            20       62     107      230      23      70      120      257      23      70      120     257      24       74      127     272
  AST PIMCO Total Return Bond 3              19       58     100      216      21      66      113      243      21      66      113     243      22       69      119     258
  AST PIMCO Limited Maturity Bond 3          19       59     102      220      22      67      115      247      22      67      115     247      23       71      122     263
  AST Money Market 3                         17       52      89      194      19      59      102      220      19      59      102     220      20       63      108     236

  MV Emerging Markets 3                      28       85     145      307      30      93      158      331      30      93      158     331      31       96      164     347

  WFVT Equity Value 3                        21       65     111      238      24      73      124      265      24      73      124     265      25       76      131     281
  WFVT Equity Income 3                       21       65     111      238      24      73      124      265      24      73      124     265      25       76      131     281

  Rydex Nova 3                               26       79     134      285      28      86      147      310      28      86      147     310      29       90      153     325
  Rydex Ursa 3                               26       79     134      285      28      86      147      310      28      86      147     310      29       90      153     325
  Rydex OTC 3                                30       92     156      328      33      100     169      352      33     100      169     352      34      103      175     368

  INVESCO VIF Dynamics 3                     22       67     115      247      24      75      128      272      24      75      128     272      25       78      134     289
  INVESCO VIF Technology 3                   22       67     114      245      24      74      127      270      24      74      127     270      25       78      133     287
  INVESCO VIF Health Sciences 3              22       67     114      245      24      74      127      270      24      74      127     270      25       78      133     286
  INVESCO VIF Financial Services 3           22       67     114      245      24      74      127      270      24      74      127     270      25       78      133     287
  INVESCO VIF Telecommunications 3           22       67     115      247      24      75      128      273      24      75      128     273      26       79      135     290

  Evergreen VA Global Leaders 3              21       65     111      238      24      73      124      265      24      73      124     265      25       76      131     281
  Evergreen VA Special Equity 3              21       65     112      240      24      73      125      267      24      73      125     267      25       77      132     283
  Evergreen VA Omega 3                       18       56      96      208      21      64      109      235      21      64      109     235      22       67      116     251

  ProFund VP Europe 30 3                     30       92     156      328      33      100     169      352      33     100      169     352      34      103      175     368
  ProFund VP Asia 30 3                       31       94     159      333      33      101     171      356      33     101      171     356      34      105      178     373
  ProFund VP Japan 3                         31       94     159      333      33      101     171      356      33     101      171     356      34      105      178     373
  ProFund VP Banks 3                         31       94     159      334      33      101     171      357      33     101      171     357      34      105      178     374
  ProFund VP Basic Materials 3               31       94     159      334      33      101     171      357      33     101      171     357      34      105      178     374
  ProFund VP Biotechnology 3                 31       95     161      337      34      103     174      361      34     103      174     361      35      106      180     377
  ProFund VP Consumer Cyclical 3             31       94     159      334      33      101     171      357      33     101      171     357      34      105      178     374
  ProFund VP Consumer Non-Cyclical 3         31       94     159      334      33      101     171      357      33     101      171     357      34      105      178     374
  ProFund VP Energy 3                        31       95     161      337      34      103     174      361      34     103      174     361      35      106      180     377
  ProFund VP Financial 3                     31       95     161      337      34      103     174      361      34     103      174     361      35      106      180     377
  ProFund VP Healthcare 3                    31       95     161      337      34      103     174      361      34     103      174     361      35      106      180     377
  ProFund VP Industrial 3                    31       94     159      334      33      101     171      357      33     101      171     357      34      105      178     374
  ProFund VP Internet 3                      31       94     159      334      33      101     171      357      33     101      171     357      34      105      178     374
  ProFund VP Pharmaceuticals 3               31       94     159      334      33      101     171      357      33     101      171     357      34      105      178     374
  ---------------------------------------- -------- ------- ------- -------- ------- -------- ------- -------- ------- ------- -------- ------- -------- ------- -------- -------

  ---------------------------------------- --------------------------------- --------------------------------- -------------------------------- ---------------------------------
  These   Examples   assume  you  do  not    No Optional Benefits Elected      If you elect the Guaranteed        If you elect the Enhanced       If you elect the Guaranteed
  surrender  your  Annuity  at the end of                                          Return Option (GRO)               Death Benefit (EBP)          Minimum Death Benefit (GMDB)
  the applicable period or you annuitize
  ---------------------------------------- -------- ------- ------- -------- ------- -------- ------- -------- ------- ------- -------- ------- -------- ------- -------- -------
  Sub-Account:                                1     3       5       10         1       3       5       10         1     3         5      10         1     3        5        10
                                            Year    Years   Years    Years    Year   Years    Years    Years    Year   Years    Years    Years    Year    Years   Years   Years
  ---------------------------------------- -------- ------- ------- -------- ------- -------- ------- -------- ------- ------- -------- ------- -------- ------- -------- -------
  ProFund VP Precious Metals 3               31       94     159      334      33      101     171      357      33     101      171     357      34      105      178     374
  ProFund VP Real Estate 3                   31       95     161      337      34      103     174      361      34     103      174     361      35      106      180     377
  ProFund VP Semiconductor 3                 31       94     159      334      33      101     171      357      33     101      171     357      34      105      178     374
  ProFund VP Technology 3                    31       95     161      337      34      103     174      361      34     103      174     361      35      106      180     377
  ProFund VP Telecommunications 3            31       95     161      337      34      103     174      361      34     103      174     361      35      106      180     377
  ProFund VP Utilities 3                     31       95     161      337      34      103     174      361      34     103      174     361      35      106      180     377
  ProFund VP Bull 3                          31       95     161      337      34      103     174      361      34     103      174     361      35      106      180     377
  ProFund VP Bear 3                          30       92     156      328      33      100     169      352      33     100      169     352      34      103      175     368
  ProFund VP Bull Plus 3                     31       94     159      333      33      101     171      356      33     101      171     356      34      105      178     373
  ProFund VP OTC 3                           30       92     157      329      33      100     169      353      33     100      169     353      34      104      177     370
  ProFund VP Short OTC 3                     31       94     159      333      33      101     171      357      33     101      171     357      34      105      178     373
  ProFund VP UltraOTC 3                      31       94     159      333      33      101     171      357      33     101      171     357      34      105      178     373
  ProFund VP Mid-Cap Value 3                 31       94     159      334      33      101     171      357      33     101      171     357      34      105      178     374
  ProFund VP Mid-Cap Growth 3                31       94     159      334      33      101     171      357      33     101      171     357      34      105      178     374
  ProFund VP UltraMid-Cap 3                  31       94     160      335      33      101     172      358      33     101      172     358      35      106      180     377
  ProFund VP Small-Cap Value 3               31       94     160      335      33      101     172      358      33     101      172     358      35      106      180     377
  ProFund VP Small-Cap Growth 3              31       94     160      335      33      101     172      358      33     101      172     358      35      106      180     377
  ProFund VP UltraSmall-Cap 3                31       95     161      337      34      103     174      361      34     103      174     361      35      106      180     377
  ProFund VP U.S. Government Plus 3          28       86     147      310      31      94      159      333      31      94      159     333      32       97      166     350
  ProFund VP Rising Rates Opportunity 3      31       94     159      333      33      101     171      357      33     101      171     357      34      105      178     373

  First Trust(R)10 Uncommon Values 3         25       76     130      277      27      84      143      301      27      84      143     301      28       87      149     317

  SP Jennison International Growth 3         28       85     144      304      30      92      156      328      30      92      156     328      31       96      163     344
  ---------------------------------------- -------- ------- ------- -------- ------- -------- ------- -------- ------- ------- -------- ------- -------- ------- -------- -------

  ---------------------------------------- -------------------------------- --------------------------------
  These   Examples   assume  you  do  not     If you elect EBP and GRO         If you elect GMDB and GRO
  surrender  your  Annuity  at the end of
  the applicable period or you annuitize
  ---------------------------------------- ------- -------- ------- ------- ------- ------- -------- -------
  Sub-Account:                                1     3       5       10         1       3       5       10
                                            Year    Years   Years    Years    Year   Years    Years    Years
  ---------------------------------------- ------- -------- ------- ------- ------- ------- -------- -------
  AST Strong International Equity 3          28      85      144     304      29      88      151     321
  AST Janus Overseas Growth 3                29      88      149     314      30      91      156     330
  AST American Century International         29      89      151     318      30      92      157     333
     Growth 3
  AST DeAM International Equity 3            28      85      145     307      29      89      152     323
  AST MFS Global Equity 3                    30      92      157     329      31      96      163     345
  AST PBHG Small-Cap Growth 3                28      85      145     306      29      89      152     322
  AST DeAM Small-Cap Growth 3                28      85      145     306      29      89      152     322
  AST Federated Aggressive Growth 3          30      91      154     324      31      94      161     340
  AST Goldman Sachs Small Cap Value 3        28      86      146     308      29      89      152     323
  AST Gabelli Small-Cap Value 3              27      83      141     298      28      86      147     313
  AST DeAM Small-Cap Value 3                 27      82      139     294      28      85      146     311
  AST Janus Mid-Cap Growth 3                 30      91      154     324      31      94      160     339
  AST Neuberger Berman Mid-Cap Growth 3      27      84      143     301      28      87      149     317
  AST Neuberger Berman Mid-Cap Value 3       28      87      148     311      29      90      154     327
  AST Alger All-Cap Growth 3                 28      86      147     310      29      90      153     325
  AST Gabelli All-Cap Value 3                28      86      147     310      29      90      153     325
  AST T.Rowe Price Natural Resources 3       27      83      142     300      28      87      148     316
  AST Alliance Growth 3                      27      84      143     303      29      88      150     319
  AST MFS Growth 3                           27      83      142     300      28      87      148     316
  AST Marsico Capital Growth 3               27      82      140     297      28      86      147     312
  AST JanCap Growth 3                        27      82      139     294      28      85      146     311
  AST DeAM Large-Cap Growth 3                26      80      136     289      27      83      142     304
  AST DeAM Large-Cap Value 3                 26      80      136     289      27      83      142     304
  AST Alliance/Bernstein Growth + Value 3    30      91      154     324      31      94      161     340
  AST Sanford Bernstein Core Value 3         28      85      144     304      29      88      151     321
  AST Cohen & Steers Realty 3                28      86      147     310      29      90      153     326
  AST  Sanford  Bernstein  Managed  Index    24      73      125     267      25      77      132     283
  500 3
  AST American Century Income & Growth 3     25      78      133     283      27      82      140     300
  AST Alliance Growth and Income 3           25      78      133     283      27      82      140     300
  AST MFS Growth with Income 3               27      83      142     300      28      87      148     316
  AST INVESCO Equity Income 3                25      77      132     280      26      81      138     296
  AST DeAM Global Allocation 3               19      58       99     214      20      61      105     229
  AST    American    Century    Strategic    27      83      141     298      28      86      147     313
  Balanced 3
  AST T. Rowe Price Asset Allocation 3       27      83      142     300      28      87      148     315
  AST T. Rowe Price Global Bond 3            27      83      141     298      28      86      147     313
  AST Federated High Yield 3                 26      79      134     285      27      82      141     301
  AST Lord Abbett Bond-Debenture 3           27      83      142     300      28      87      148     315
  ---------------------------------------- ------- -------- ------- ------- ------- ------- -------- -------

  ---------------------------------------- -------------------------------- --------------------------------
  These   Examples   assume  you  do  not     If you elect EBP and GRO         If you elect GMDB and GRO
  surrender  your  Annuity  at the end of
  the applicable period or you annuitize
  ---------------------------------------- ------- -------- ------- ------- ------- ------- -------- -------
  Sub-Account:                                1     3       5       10         1       3       5       10
                                            Year    Years   Years    Years    Year   Years    Years    Years
  ---------------------------------------- ------- -------- ------- ------- ------- ------- -------- -------
  AST DeAM Bond 3                            25      77      132     281      26      81      139     298
  AST PIMCO Total Return Bond 3              24      74      126     269      25      77      132     284
  AST PIMCO Limited Maturity Bond 3          24      75      128     273      25      78      134     289
  AST Money Market 3                         22      68      116     248      23      71      122     263

  MV Emerging Markets 3                      33      100     170     354      34     104      177     371

  WFVT Equity Value 3                        26      80      137     290      27      84      143     305
  WFVT Equity Income 3                       26      80      137     290      27      84      143     305

  Rydex Nova 3                               31      94      159     334      32      97      166     350
  Rydex Ursa 3                               31      94      159     334      32      97      166     350
  Rydex OTC 3                                35      107     181     375      36     110      187     390

  INVESCO VIF Dynamics 3                     27      83      141     298      28      86      147     313
  INVESCO VIF Technology 3                   27      82      140     297      28      86      147     313
  INVESCO VIF Health Sciences 3              27      82      140     297      28      86      147     312
  INVESCO VIF Financial Services 3           27      82      140     297      28      86      147     313
  INVESCO VIF Telecommunications 3           27      83      141     298      28      87      148     315

  Evergreen VA Global Leaders 3              26      80      137     290      27      84      143     305
  Evergreen VA Special Equity 3              26      81      138     293      27      84      144     308
  Evergreen VA Omega 3                       23      71      122     261      24      75      128     276

  ProFund VP Europe 30 3                     35      107     181     375      36     110      187     390
  ProFund VP Asia 30 3                       36      109     184     380      37     112      190     395
  ProFund VP Japan 3                         36      109     184     380      37     112      190     395
  ProFund VP Banks 3                         36      109     184     380      37     113      191     398
  ProFund VP Basic Materials 3               36      109     184     380      37     113      191     398
  ProFund VP Biotechnology 3                 36      110     186     385      37     113      192     399
  ProFund VP Consumer Cyclical 3             36      109     184     380      37     113      191     398
  ProFund VP Consumer Non-Cyclical 3         36      109     184     380      37     113      191     398
  ProFund VP Energy 3                        36      110     186     385      37     113      192     399
  ProFund VP Financial 3                     36      110     186     385      37     113      192     399
  ProFund VP Healthcare 3                    36      110     186     385      37     113      192     399
  ProFund VP Industrial 3                    36      109     184     380      37     113      191     398
  ProFund VP Internet 3                      36      109     184     380      37     113      191     398
  ProFund VP Pharmaceuticals 3               36      109     184     380      37     113      191     398
  ---------------------------------------- ------- -------- ------- ------- ------- ------- -------- -------

  ---------------------------------------- -------------------------------- --------------------------------
  These   Examples   assume  you  do  not     If you elect EBP and GRO         If you elect GMDB and GRO
  surrender  your  Annuity  at the end of
  the applicable period or you annuitize
  ---------------------------------------- ------- -------- ------- ------- ------- ------- -------- -------
  Sub-Account:                                1     3       5       10         1       3       5       10
                                            Year    Years   Years    Years    Year   Years    Years    Years
  ---------------------------------------- ------- -------- ------- ------- ------- ------- -------- -------
  ProFund VP Precious Metals 3               36      109     184     380      37     113      191     398
  ProFund VP Real Estate 3                   36      110     186     385      37     113      192     399
  ProFund VP Semiconductor 3                 36      109     184     380      37     113      191     398
  ProFund VP Technology 3                    36      110     186     385      37     113      192     399
  ProFund VP Telecommunications 3            36      110     186     385      37     113      192     399
  ProFund VP Utilities 3                     36      110     186     385      37     113      192     399
  ProFund VP Bull 3                          36      110     186     385      37     113      192     399
  ProFund VP Bear 3                          35      107     181     375      36     110      187     390
  ProFund VP Bull Plus 3                     36      109     184     380      37     112      190     395
  ProFund VP OTC 3                           35      107     181     375      36     111      188     393
  ProFund VP Short OTC 3                     36      109     184     380      37     112      190     396
  ProFund VP UltraOTC 3                      36      109     184     380      37     112      190     396
  ProFund VP Mid-Cap Value 3                 36      109     184     380      37     113      191     398
  ProFund VP Mid-Cap Growth 3                36      109     184     380      37     113      191     398
  ProFund VP UltraMid-Cap 3                  36      109     184     380      37     113      191     398
  ProFund VP Small-Cap Value 3               36      109     184     380      37     113      191     398
  ProFund VP Small-Cap Growth 3              36      109     184     380      37     113      191     398
  ProFund VP UltraSmall-Cap 3                36      110     186     385      37     113      192     399
  ProFund VP U.S. Government Plus 3          33      101     171     357      34     105      178     373
  ProFund VP Rising Rates Opportunity 3      36      109     184     380      37     112      190     396

  First Trust(R)10 Uncommon Values 3         30      91      155     326      31      95      162     343

  SP Jennison International Growth 3         33      100     169     352      34     103      175     368
  ---------------------------------------- ------- -------- ------- ------- ------- ------- -------- -------

  ---------------------------------------- --------------------------------- --------------------------------- -------------------------------- ---------------------------------
  These  Examples  assume  you  surrender    No Optional Benefits Elected      If you elect the Guaranteed        If you elect the Enhanced       If you elect the Guaranteed
  your   Annuity   at  the   end  of  the                                          Return Option (GRO)               Death Benefit (EBP)          Minimum Death Benefit (GMDB)
  applicable period
  ---------------------------------------- -------- ------- ------- -------- ------- -------- ------- -------- ------- ------- -------- ------- -------- ------- -------- -------
  Sub-Account:                                1     3       5       10         1       3       5       10         1     3         5      10         1     3        5        10
                                            Year    Years   Years    Years    Year   Years    Years    Years    Year   Years    Years    Years    Year    Years   Years   Years
  ---------------------------------------- -------- ------- ------- -------- ------- -------- ------- -------- ------- ------- -------- ------- -------- ------- -------- -------
  AST Strong International Equity 3          82      119     158      253      85      127     171      278      85     127      171     278      86      130      177     294
  AST Janus Overseas Growth 3                83      122     163      263      86      130     176      288      86     130      176     288      87      133      182     304
  AST American Century International         84      123     165      267      86      131     178      293      86     131      178     293      87      134      184     308
     Growth 3
  AST DeAM International Equity 3            83      120     160      257      85      127     172      280      85     127      172     280      86      131      179     298
  AST MFS Global Equity 3                    85      127     172      280      88      135     184      304      88     135      184     304      89      138      191     321
  AST PBHG Small-Cap Growth 3                83      120     159      255      85      127     172      280      85     127      172     280      86      131      178     296
  AST DeAM Small-Cap Growth 3                83      120     159      255      85      127     172      280      85     127      172     280      86      131      178     296
  AST Federated Aggressive Growth 3          85      126     169      274      87      133     182      300      87     133      182     300      88      137      188     315
  AST Goldman Sachs Small Cap Value 3        83      120     160      257      85      128     173      283      85     128      173     283      86      131      179     298
  AST Gabelli Small-Cap Value 3              82      117     155      247      84      125     168      272      84     125      168     272      85      128      174     289
  AST DeAM Small-Cap Value 3                 81      116     153      242      84      124     166      268      84     124      166     268      85      127      172     284
  AST Janus Mid-Cap Growth 3                 84      125     168      273      87      133     181      298      87     133      181     298      88      137      188     315
  AST Neuberger Berman Mid-Cap Growth 3      82      118     157      250      85      126     170      277      85     126      170     277      86      130      177     293
  AST Neuberger Berman Mid-Cap Value 3       83      121     162      260      86      129     175      287      86     129      175     287      87      133      182     303
  AST Alger All-Cap Growth 3                 83      121     161      259      86      129     174      285      86     129      174     285      87      132      181     301
  AST Gabelli All-Cap Value 3                83      121     161      259      86      129     174      285      86     129      174     285      87      132      181     301
  AST T.Rowe Price Natural Resources 3       82      118     157      250      85      126     169      275      85     126      169     275      86      129      176     291
  AST Alliance Growth 3                      82      118     157      251      85      126     170      277      85     126      170     277      86      130      177     293
  AST MFS Growth 3                           82      118     157      250      85      126     169      275      85     126      169     275      86      129      176     291
  AST Marsico Capital Growth 3               82      117     154      245      84      124     167      270      84     124      167     270      85      128      173     286
  AST JanCap Growth 3                        81      116     153      242      84      124     166      268      84     124      166     268      85      127      172     284
  AST DeAM Large-Cap Growth 3                81      114     150      237      83      122     163      263      83     122      163     263      85      126      170     280
  AST DeAM Large-Cap Value 3                 81      114     150      237      83      122     163      263      83     122      163     263      85      126      170     280
  AST Alliance/Bernstein Growth + Value 3    85      126     169      274      87      133     182      300      87     133      182     300      88      137      188     315
  AST Sanford Bernstein Core Value 3         82      119     158      253      85      127     172      280      85     127      172     280      86      131      178     295
  AST Cohen & Steers Realty 3                83      121     162      260      86      129     175      286      86     129      175     286      87      132      181     301
  AST  Sanford  Bernstein  Managed  Index    79      108     139      214      81      115     152      241      81     115      152     241      82      119      158     256
  500 3
  AST American Century Income & Growth 3     80      113     148      232      83      121     161      258      83     121      161     258      84      124      167     273
  AST Alliance Growth and Income 3           80      113     148      232      83      121     161      258      83     121      161     258      84      124      167     273
  AST MFS Growth with Income 3               82      118     157      250      85      126     169      275      85     126      169     275      86      129      176     291
  AST INVESCO Equity Income 3                80      112     146      228      83      120     159      255      83     120      159     255      84      123      166     271
  AST DeAM Global Allocation 3               73       91     111      157      76      100     126      186      76     100      126     186      77      103      132     202
  AST    American    Century    Strategic    82      117     155      247      84      125     168      272      84     125      168     272      85      128      174     289
  Balanced 3
  AST T. Rowe Price Asset Allocation 3       82      118     156      248      85      126     169      275      85     126      169     275      86      129      176     291
  AST T. Rowe Price Global Bond 3            82      117     155      247      84      125     168      272      84     125      168     272      85      128      174     289
  AST Federated High Yield 3                 80      113     148      233      83      121     161      259      83     121      161     259      84      125      168     275
  AST Lord Abbett Bond-Debenture 3           82      118     156      248      85      126     169      275      85     126      169     275      86      129      176     291
  ---------------------------------------- -------- ------- ------- -------- ------- -------- ------- -------- ------- ------- -------- ------- -------- ------- -------- -------

  ---------------------------------------- --------------------------------- --------------------------------- -------------------------------- ---------------------------------
  These  Examples  assume  you  surrender    No Optional Benefits Elected      If you elect the Guaranteed        If you elect the Enhanced       If you elect the Guaranteed
  your   Annuity   at  the   end  of  the                                          Return Option (GRO)               Death Benefit (EBP)          Minimum Death Benefit (GMDB)
  applicable period
  ---------------------------------------- -------- ------- ------- -------- ------- -------- ------- -------- ------- ------- -------- ------- -------- ------- -------- -------
  Sub-Account:                                1     3       5       10         1       3       5       10         1     3         5      10         1     3        5        10
                                            Year    Years   Years    Years    Year   Years    Years    Years    Year   Years    Years    Years    Year    Years   Years   Years
  ---------------------------------------- -------- ------- ------- -------- ------- -------- ------- -------- ------- ------- -------- ------- -------- ------- -------- -------
  AST DeAM Bond 3                            80      112     147      230      83      120     160      257      83     120      160     257      84      124      167     272
  AST PIMCO Total Return Bond 3              79      108     140      216      81      116     153      243      81     116      153     243      82      119      159     258
  AST PIMCO Limited Maturity Bond 3          79      109     142      220      82      117     155      247      82     117      155     247      83      121      162     263
  AST Money Market 3                         77      102     129      194      79      109     142      220      79     109      142     220      80      113      148     236

  MV Emerging Markets 3                      88      135     185      307      90      143     198      331      90     143      198     331      91      146      204     347

  WFVT Equity Value 3                        81      115     151      238      84      123     164      265      84     123      164     265      85      126      171     281
  WFVT Equity Income 3                       81      115     151      238      84      123     164      265      84     123      164     265      85      126      171     281

  Rydex Nova 3                               86      129     174      285      88      136     187      310      88     136      187     310      89      140      193     325
  Rydex Ursa 3                               86      129     174      285      88      136     187      310      88     136      187     310      89      140      193     325
  Rydex OTC 3                                90      142     196      328      93      150     209      352      93     150      209     352      94      153      215     368

  INVESCO VIF Dynamics 3                     82      117     155      247      84      125     168      272      84     125      168     272      85      128      174     289
  INVESCO VIF Technology 3                   82      117     154      245      84      124     167      270      84     124      167     270      85      128      173     287
  INVESCO VIF Health Sciences 3              82      117     154      245      84      124     167      270      84     124      167     270      85      128      173     286
  INVESCO VIF Financial Services 3           82      117     154      245      84      124     167      270      84     124      167     270      85      128      173     287
  INVESCO VIF Telecommunications 3           82      117     155      247      84      125     168      273      84     125      168     273      86      129      175     290

  Evergreen VA Global Leaders 3              81      115     151      238      84      123     164      265      84     123      164     265      85      126      171     281
  Evergreen VA Special Equity 3              81      115     152      240      84      123     165      267      84     123      165     267      85      127      172     283
  Evergreen VA Omega 3                       78      106     136      208      81      114     149      235      81     114      149     235      82      117      156     251

  ProFund VP Europe 30 3                     90      142     196      328      93      150     209      352      93     150      209     352      94      153      215     368
  ProFund VP Asia 30 3                       91      144     199      333      93      151     211      356      93     151      211     356      94      155      218     373
  ProFund VP Japan 3                         91      144     199      333      93      151     211      356      93     151      211     356      94      155      218     373
  ProFund VP Banks 3                         91      144     199      334      93      151     211      357      93     151      211     357      94      155      218     374
  ProFund VP Basic Materials 3               91      144     199      334      93      151     211      357      93     151      211     357      94      155      218     374
  ProFund VP Biotechnology 3                 91      145     201      337      94      153     214      361      94     153      214     361      95      156      220     377
  ProFund VP Consumer Cyclical 3             91      144     199      334      93      151     211      357      93     151      211     357      94      155      218     374
  ProFund VP Consumer Non-Cyclical 3         91      144     199      334      93      151     211      357      93     151      211     357      94      155      218     374
  ProFund VP Energy 3                        91      145     201      337      94      153     214      361      94     153      214     361      95      156      220     377
  ProFund VP Financial 3                     91      145     201      337      94      153     214      361      94     153      214     361      95      156      220     377
  ProFund VP Healthcare 3                    91      145     201      337      94      153     214      361      94     153      214     361      95      156      220     377
  ProFund VP Industrial 3                    91      144     199      334      93      151     211      357      93     151      211     357      94      155      218     374
  ProFund VP Internet 3                      91      144     199      334      93      151     211      357      93     151      211     357      94      155      218     374
  ProFund VP Pharmaceuticals 3               91      144     199      334      93      151     211      357      93     151      211     357      94      155      218     374
  ---------------------------------------- -------- ------- ------- -------- ------- -------- ------- -------- ------- ------- -------- ------- -------- ------- -------- -------

  ---------------------------------------- --------------------------------- --------------------------------- -------------------------------- ---------------------------------
  These  Examples  assume  you  surrender    No Optional Benefits Elected      If you elect the Guaranteed        If you elect the Enhanced       If you elect the Guaranteed
  your   Annuity   at  the   end  of  the                                          Return Option (GRO)               Death Benefit (EBP)          Minimum Death Benefit (GMDB)
  applicable period
  ---------------------------------------- -------- ------- ------- -------- ------- -------- ------- -------- ------- ------- -------- ------- -------- ------- -------- -------
  Sub-Account:                                1     3       5       10         1       3       5       10         1     3         5      10         1     3        5        10
                                            Year    Years   Years    Years    Year   Years    Years    Years    Year   Years    Years    Years    Year    Years   Years   Years
  ---------------------------------------- -------- ------- ------- -------- ------- -------- ------- -------- ------- ------- -------- ------- -------- ------- -------- -------
  ProFund VP Precious Metals 3               91      144     199      334      93      151     211      357      93     151      211     357      94      155      218     374
  ProFund VP Real Estate 3                   91      145     201      337      94      153     214      361      94     153      214     361      95      156      220     377
  ProFund VP Semiconductor 3                 91      144     199      334      93      151     211      357      93     151      211     357      94      155      218     374
  ProFund VP Technology 3                    91      145     201      337      94      153     214      361      94     153      214     361      95      156      220     377
  ProFund VP Telecommunications 3            91      145     201      337      94      153     214      361      94     153      214     361      95      156      220     377
  ProFund VP Utilities 3                     91      145     201      337      94      153     214      361      94     153      214     361      95      156      220     377
  ProFund VP Bull 3                          91      145     201      337      94      153     214      361      94     153      214     361      95      156      220     377
  ProFund VP Bear 3                          90      142     196      328      93      150     209      352      93     150      209     352      94      153      215     368
  ProFund VP Bull Plus 3                     91      144     199      333      93      151     211      356      93     151      211     356      94      155      218     373
  ProFund VP OTC 3                           90      142     197      329      93      150     209      353      93     150      209     353      94      154      217     370
  ProFund VP Short OTC 3                     91      144     199      333      93      151     211      357      93     151      211     357      94      155      218     373
  ProFund VP UltraOTC 3                      91      144     199      333      93      151     211      357      93     151      211     357      94      155      218     373
  ProFund VP Mid-Cap Value 3                 91      144     199      334      93      151     211      357      93     151      211     357      94      155      218     374
  ProFund VP Mid-Cap Growth 3                91      144     199      334      93      151     211      357      93     151      211     357      94      155      218     374
  ProFund VP UltraMid-Cap 3                  91      144     200      335      93      151     212      358      93     151      212     358      95      156      220     377
  ProFund VP Small-Cap Value 3               91      144     200      335      93      151     212      358      93     151      212     358      95      156      220     377
  ProFund VP Small-Cap Growth 3              91      144     200      335      93      151     212      358      93     151      212     358      95      156      220     377
  ProFund VP UltraSmall-Cap 3                91      145     201      337      94      153     214      361      94     153      214     361      95      156      220     377
  ProFund VP U.S. Government Plus 3          88      136     187      310      91      144     199      333      91     144      199     333      92      147      206     350
  ProFund VP Rising Rates Opportunity 3      91      144     199      333      93      151     211      357      93     151      211     357      94      155      218     373

  First Trust(R)10 Uncommon Values 3         85      126     170      277      87      134     183      301      87     134      183     301      88      137      189     317

  SP Jennison International Growth 3         88      135     184      304      90      142     196      328      90     142      196     328      91      146      203     344
  ---------------------------------------- -------- ------- ------- -------- ------- -------- ------- -------- ------- ------- -------- ------- -------- ------- -------- -------

  ---------------------------------------- -------------------------------- --------------------------------
  These  Examples  assume  you  surrender     If you elect EBP and GRO         If you elect GMDB and GRO
  your   Annuity   at  the   end  of  the
  applicable period
  ---------------------------------------- ------- -------- ------- ------- ------- ------- -------- -------
  Sub-Account:                                1     3       5       10         1       3       5       10
                                            Year    Years   Years    Years    Year   Years    Years    Years
  ---------------------------------------- ------- -------- ------- ------- ------- ------- -------- -------
  AST Strong International Equity 3          88      135     184     304      89     138      191     321
  AST Janus Overseas Growth 3                89      138     189     314      90     141      196     330
  AST American Century International         89      139     191     318      90     142      197     333
     Growth 3
  AST DeAM International Equity 3            88      135     185     307      89     139      192     323
  AST MFS Global Equity 3                    90      142     197     329      91     146      203     345
  AST PBHG Small-Cap Growth 3                88      135     185     306      89     139      192     322
  AST DeAM Small-Cap Growth 3                88      135     185     306      89     139      192     322
  AST Federated Aggressive Growth 3          90      141     194     324      91     144      201     340
  AST Goldman Sachs Small Cap Value 3        88      136     186     308      89     139      192     323
  AST Gabelli Small-Cap Value 3              87      133     181     298      88     136      187     313
  AST DeAM Small-Cap Value 3                 87      132     179     294      88     135      186     311
  AST Janus Mid-Cap Growth 3                 90      141     194     324      91     144      200     339
  AST Neuberger Berman Mid-Cap Growth 3      87      134     183     301      88     137      189     317
  AST Neuberger Berman Mid-Cap Value 3       88      137     188     311      89     140      194     327
  AST Alger All-Cap Growth 3                 88      136     187     310      89     140      193     325
  AST Gabelli All-Cap Value 3                88      136     187     310      89     140      193     325
  AST T.Rowe Price Natural Resources 3       87      133     182     300      88     137      188     316
  AST Alliance Growth 3                      87      134     183     303      89     138      190     319
  AST MFS Growth 3                           87      133     182     300      88     137      188     316
  AST Marsico Capital Growth 3               87      132     180     297      88     136      187     312
  AST JanCap Growth 3                        87      132     179     294      88     135      186     311
  AST DeAM Large-Cap Growth 3                86      130     176     289      87     133      182     304
  AST DeAM Large-Cap Value 3                 86      130     176     289      87     133      182     304
  AST Alliance/Bernstein Growth + Value 3    90      141     194     324      91     144      201     340
  AST Sanford Bernstein Core Value 3         88      135     184     304      89     138      191     321
  AST Cohen & Steers Realty 3                88      136     187     310      89     140      193     326
  AST  Sanford  Bernstein  Managed  Index    84      123     165     267      85     127      172     283
  500 3
  AST American Century Income & Growth 3     85      128     173     283      87     132      180     300
  AST Alliance Growth and Income 3           85      128     173     283      87     132      180     300
  AST MFS Growth with Income 3               87      133     182     300      88     137      188     316
  AST INVESCO Equity Income 3                85      127     172     280      86     131      178     296
  AST DeAM Global Allocation 3               79      108     139     214      80     111      145     229
  AST    American    Century    Strategic    87      133     181     298      88     136      187     313
  Balanced 3
  AST T. Rowe Price Asset Allocation 3       87      133     182     300      88     137      188     315
  AST T. Rowe Price Global Bond 3            87      133     181     298      88     136      187     313
  AST Federated High Yield 3                 86      129     174     285      87     132      181     301
  AST Lord Abbett Bond-Debenture 3           87      133     182     300      88     137      188     315
  ---------------------------------------- ------- -------- ------- ------- ------- ------- -------- -------

  ------------------------------------- --------------------------------- ----------------------------------
  These Examples  assume you surrender      If you elect EBP and GRO          If you elect GMDB and GRO
  your  Annuity  at  the  end  of  the
  applicable period
  ------------------------------------- ------- -------- -------- ------- -------- -------- ------- --------
  Sub-Account:                                1     3       5       10         1       3       5       10
                                            Year    Years   Years    Years    Year   Years    Years    Years
  ------------------------------------- ------- -------- -------- ------- -------- -------- ------- --------
  AST DeAM Bond 3                         85      127      172     281      86       131     179      298
  AST PIMCO Total Return Bond 3           84      124      166     269      85       127     172      284
  AST PIMCO Limited Maturity Bond 3       84      125      168     273      85       128     174      289
  AST Money Market 3                      82      118      156     248      83       121     162      263

  MV Emerging Markets 3                   93      150      210     354      94       154     217      371

  WFVT Equity Value                       86      130      177     290      87       134     183      305
  WFVT Equity Income 3                    86      130      177     290      87       134     183      305

  Rydex Nova 3                            91      144      199     334      92       147     206      350
  Rydex Ursa 3                            91      144      199     334      92       147     206      350
  Rydex OTC 3                             95      157      221     375      96       160     227      390

  INVESCO VIF Dynamics 3                  87      133      181     298      88       136     187      313
  INVESCO VIF Technology 3                87      132      180     297      88       136     187      313
  INVESCO VIF Health Sciences 3           87      132      180     297      88       136     187      312
  INVESCO VIF Financial Services 3        87      132      180     297      88       136     187      313
  INVESCO VIF Telecommunications 3        87      133      181     298      88       137     188      315

  Evergreen VA Global Leaders 3           86      130      177     290      87       134     183      305
  Evergreen VA Special Equity 3           86      131      178     293      87       134     184      308
  Evergreen VA Omega 3                    83      121      162     261      84       125     168      276

  ProFund VP Europe 30 3                  95      157      221     375      96       160     227      390
  ProFund VP Asia 30 3                    96      159      224     380      97       162     230      395
  ProFund VP Japan 3                      96      159      224     380      97       162     230      395
  ProFund VP Banks 3                      96      159      224     380      97       163     231      398
  ProFund VP Basic Materials 3            96      159      224     380      97       163     231      398
  ProFund VP Biotechnology 3              96      160      226     385      97       163     232      399
  ProFund VP Consumer Cyclical 3          96      159      224     380      97       163     231      398
  ProFund VP Consumer Non-Cyclical 3      96      159      224     380      97       163     231      398
  ProFund VP Energy 3                     96      160      226     385      97       163     232      399
  ProFund VP Financial 3                  96      160      226     385      97       163     232      399
  ProFund VP Healthcare 3                 96      160      226     385      97       163     232      399
  ProFund VP Industrial 3                 96      159      224     380      97       163     231      398
  ProFund VP Internet 3                   96      159      224     380      97       163     231      398
  ProFund VP Pharmaceuticals 3            96      159      224     380      97       163     231      398
  ------------------------------------- ------- -------- -------- ------- -------- -------- ------- --------

  ------------------------------------- --------------------------------- ----------------------------------
  These Examples  assume you surrender      If you elect EBP and GRO          If you elect GMDB and GRO
  your  Annuity  at  the  end  of  the
  applicable period
  ------------------------------------- ------- -------- -------- ------- -------- -------- ------- --------
  Sub-Account:                                1     3       5       10         1       3       5       10
                                            Year    Years   Years    Years    Year   Years    Years    Years
  ------------------------------------- ------- -------- -------- ------- -------- -------- ------- --------
  ProFund VP Precious Metals 3            96      159      224     380      97       163     231      398
  ProFund VP Real Estate 3                96      160      226     385      97       163     232      399
  ProFund VP Semiconductor 3              96      159      224     380      97       163     231      398
  ProFund VP Technology 3                 96      160      226     385      97       163     232      399
  ProFund VP Telecommunications 3         96      160      226     385      97       163     232      399
  ProFund VP Utilities 3                  96      160      226     385      97       163     232      399
  ProFund VP Bull 3                       96      160      226     385      97       163     232      399
  ProFund VP Bear 3                       95      157      221     375      96       160     227      390
  ProFund VP Bull Plus 3                  96      159      224     380      97       162     230      395
  ProFund VP OTC 3                        95      157      221     375      96       161     228      393
  ProFund VP Short OTC 3                  96      159      224     380      97       162     230      396
  ProFund VP UltraOTC 3                   96      159      224     380      97       162     230      396
  ProFund VP Mid-Cap Value 3              96      159      224     380      97       163     231      398
  ProFund VP Mid-Cap Growth 3             96      159      224     380      97       163     231      398
  ProFund VP UltraMid-Cap 3               96      159      224     380      97       163     231      398
  ProFund VP Small-Cap Value 3            96      159      224     380      97       163     231      398
  ProFund VP Small-Cap Growth 3           96      159      224     380      97       163     231      398
  ProFund VP UltraSmall-Cap 3             96      160      226     385      97       163     232      399
  ProFund VP U.S. Government Plus 3       93      151      211     357      94       155     218      373
  ProFund VP Rising Rates  Opportunity    96      159      224     380      97       162     230      396
  3

  First Trust(R)10 Uncommon Values 3      90      141      195     326      91       145     202      343

  SP Jennison International Growth 3      93      150      209     352      94       153     215      368
  ------------------------------------- ------- -------- -------- ------- -------- -------- ------- --------

INVESTMENT OPTIONS

WHAT ARE THE INVESTMENT OBJECTIVES AND POLICIES OF THE PORTFOLIOS?

Each variable  investment  option is a Class 3 Sub-account of American  Skandia Life Assurance  Corporation  Variable Account B (see
"What are Separate  Accounts" for more detailed  information.)  Each Sub-account  invests  exclusively in one Portfolio.  You should carefully  read the  prospectus  for any  Portfolio  in  which  you are  interested.  The  following  chart  classifies  each of the
Portfolios  based on our  assessment  of their  investment  style (as of the date of this  Prospectus).  The chart  also  provides a description of each Portfolio's  investment  objective (in italics) and a short, summary description of their key policies to assist you in determining  which  Portfolios  may be of interest to you. There is no guarantee that any underlying  Portfolio will meet its investment objective.

The name of the  advisor/sub-advisor  for each Portfolio  appears next to the description.  Those Portfolios whose name includes the prefix "AST" are Portfolios of American  Skandia Trust.  The investment  manager for AST is American  Skandia  Investment  Services,
Incorporated,  an affiliated company of American Skandia.  However, a sub-advisor,  as noted below, is engaged to conduct day-to-day investment decisions.

The Portfolios are not publicly traded mutual funds.  They are only available as investment  options in variable  annuity  contracts and variable  life  insurance  policies  issued by insurance  companies,  or in some cases,  to  participants  in certain  qualified retirement  plans.  However,  some of the Portfolios  available as Sub-accounts  under the Annuity are managed by the same portfolio advisor or  sub-advisor  as a retail  mutual fund of the same or similar name that the  Portfolio may have been modeled after at its inception.  Certain retail mutual funds may also have been modeled after a Portfolio.  While the  investment  objective and policies of the retail  mutual  funds and the  Portfolios  may be  substantially  similar,  the  actual  investments  will  differ to varying degrees.  Differences  in the  performance  of the funds can be  expected,  and in some cases could be  substantial.  You should not compare the  performance  of a publicly  traded mutual fund with the  performance  of any  similarly  named  Portfolio  offered as a
Sub-account.  Details about the  investment  objectives,  policies,  risks,  costs and management of the Portfolios are found in the prospectuses  for the underlying  mutual funds.  The current  prospectus and statement of additional  information for the underlying
Portfolios can be obtained by calling 1-800-752-6342.

========================================================================================================================================
Effective March 1, 2000, the AST Janus Overseas  Growth  portfolio is no longer offered as a Sub-account  under the Annuity,  except as noted below.  Owners of Annuities  issued on or before  February 29, 2000 with Account Value allocated to the AST Janus Overseas Growth
Sub-account  may continue to allocate  Account Value and make transfers into the AST Janus Overseas Growth  Sub-account,  including any bank drafting,  dollar cost averaging,  asset allocation and rebalancing programs. Owners of Annuities issued on or after March 1, 2000 will not be allowed to allocate Account Value to the AST Janus Overseas Growth Sub-account.

The Portfolios may be offered as a Sub-account at some future date;  however, at the present time, American Skandia has no intention to do so.
========================================================================================================================================

====================================================================================================================================
Effective  March 16, 2001,  the Nova,  Ursa and OTC  portfolios of Rydex  Variable  Trust will no longer be offered as  Sub-accounts under the  Annuity.  Owners of  Annuities  issued on or after March 16, 2001 will not be allowed to  allocate  Account  Value to the
Rydex Nova, Rydex Ursa or Rydex OTC  Sub-accounts.  Except as noted below,  Owners of Annuities issued before March 16, 2001, and/or their authorized  investment  professionals,  will no longer be able to allocate additional Account Value or make transfers into the
Rydex Nova, Rydex Ursa or Rydex OTC  Sub-accounts.  Annuity Owners and/or their  authorized  investment  professionals  who elect to transfer  Account Value out of the Rydex  Sub-accounts on or after March 16, 2001 will not be allowed to transfer Account Value into the Rydex Sub-accounts at a later date. Bank drafting,  dollar cost averaging,  asset allocation and rebalancing  programs that were effective  before  March 16, 2001 and  included  one or more of the Rydex  Sub-accounts  will be allowed to  continue.  However,  no changes involving the Rydex Sub-accounts may be made to such programs.
====================================================================================================================================

Please refer to Appendix B for certain required financial information related to the historical performance of the Sub-accounts.

------------------- ------------------------------------------------------------------------------------------------ -----------------------
      STYLE/                                        INVESTMENT OBJECTIVES/POLICIES                                         PORTFOLIO
       TYPE                                                                                                                 ADVISOR/
                                                                                                                          SUB-ADVISOR
                    ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
  INTER-NATIONAL    AST Strong International Equity (f/k/a AST AIM International  Equity):  seeks long-term capital growth by investing in a diversified  portfolio of international  equity securities the issuers of which are  considered to have strong  earnings  momentum.  The  Portfolio  seeks to meet its objective by investing,  under normal market conditions,  at least 80% of its total assets in a
                    diversified  portfolio  of equity  securities  of  companies  located or operating in developed      Strong Capital
      EQUITY        non-U.S.  countries  and emerging  markets of the world.  The  Sub-advisor  intends to focus on     Management, Inc.
                    companies  with an  above-average  potential  for  long-term  growth  and  attractive  relative valuations.  The Sub-advisor  selects companies based on five key factors:  growth,  valuation, management, risk and sentiment.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
  INTER-NATIONAL    AST Janus  Overseas  Growth:  seeks  long-term  growth of capital.  The  Portfolio  pursues its objective  primarily  through  investments in equity  securities of issuers located outside the
                    United States.  The Portfolio  normally  invests at least 80% of its total assets in securities
                    of issuers from at least five different  countries,  excluding the United States. The Portfolio      Janus Capital
      EQUITY        invests primarily in companies  selected for their growth  potential.  Securities are generally       Corporation
                    selected  without  regard to any defined  allocation  among  countries,  geographic  regions or industry sectors, or other similar selection procedure.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
  INTER-NATIONAL    AST American Century  International  Growth:  seeks capital growth.  The Portfolio will seek to achieve its investment  objective by investing  primarily in equity securities of international companies  that the  Sub-advisor  believes  will  increase  in value  over time.  Under  normal conditions,  the  Portfolio  will  invest at least 65% of its  assets in equity  securities  of
                    issuers from at least three  countries  outside of the United States.  The  Sub-advisor  uses a     American Century
      EQUITY        growth  investment  strategy it developed  that looks for  companies  with earnings and revenue        Investment
                    growth.  The  Sub-advisor  will  consider  a  number  of other  factors  in  making  investment     Management, Inc.
                    selections,  including the prospects for relative  economic  growth among countries or regions, economic and political  conditions,  expected inflation rates,  currency exchange  fluctuations and tax considerations.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
                    AST DeAM  International  Equity  (f/k/a AST  Founders  Passport):  seeks  capital  growth.  The
                    Portfolio  pursues its  objective  by  investing at least 80% of its total assets in the equity securities of companies in developed non-U.S.  countries that are represented in the MSCI EAFE(R)
  INTER-NATIONAL    Index.  The  target of this  Portfolio  is to track the  performance  of the MSCI  EAFE(R)Index      Deutsche Asset
      EQUITY        within 4% with normal deviation  expected of 1%. The Sub-advisor  considers a number of factors     Management, Inc.
                    in  determining  whether  to invest  in a stock,  including  earnings  growth  rate,  analysts'
                    estimates of future earnings and industry-relative price multiples.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
                    AST MFS Global Equity:  seeks capital  growth.  Under normal market  conditions,  the Portfolio invests at least 65% of its total  assets in common  stocks  and  related  securities,  such as
                    preferred stock,  convertible  securities and depositary receipts,  of U.S. and foreign issuers      Massachusetts
  GLOBAL EQUITY     (including  issuers  in  developing  countries).  The  Portfolio  generally  seeks to  purchase    Financial Services
                    securities of companies with relatively large market capitalizations  relative to the market in         Company
                    which they are traded.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
                    AST PBHG  Small-Cap  Growth  (f/k/a AST Janus  Small-Cap  Growth):  seeks capital  growth.  The
                    Portfolio  pursues its objective by normally  investing at least 80% of its total assets in the
 SMALL CAP GROWTH   common stocks of  small-sized  companies,  whose market  capitalizations  are similar to market     Pilgrim Baxter &
                    capitalizations  of the  companies  in  the  Russell  2000(R)Index.  Following  the  change  in     Associates, Ltd.
                    sub-advisor, the AST PBHG Small-Cap Growth sub-account is now re-opened to all Contract Owners.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
 SMALL CAP GROWTH   AST DeAM  Small-Cap  Growth  (f/k/a AST Scudder  Small-Cap  Growth):  seeks  maximum  growth of investors'  capital  from a portfolio  of growth  stocks of smaller  companies.  The  Portfolio pursues its  objective  by normally  investing  at least 80% of its total  assets in the equity
                    securities  of  small-sized   companies  included  in  the  Russell  2000  Growth(R)Index.  The      Deutsche Asset
                    Sub-advisor  employs  an  investment  strategy  designed  to  maintain  a  portfolio  of equity     Management, Inc.
                    securities  which  approximates  the market risk of those  stocks  included in the Russell 2000
                    Growth(R)Index, but which attempts to outperform the Russell 2000 Growth(R)Index.
------------------- ------------------------------------------------------------------------------------------------ -----------------------

------------------- ------------------------------------------------------------------------------------------------ -----------------------
      STYLE/                                        INVESTMENT OBJECTIVES/POLICIES                                         PORTFOLIO
       TYPE                                                                                                                 ADVISOR/
                                                                                                                          SUB-ADVISOR
                    ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
    SMALL CAP       AST Federated  Aggressive  Growth:  seeks capital growth.  The Portfolio pursues its investment objective by investing  in equity  securities  of companies  offering  superior  prospects  for
                    earnings  growth.  The Portfolio  focuses its  investments on the equity  securities of smaller   Federated Investment
                    companies,  but it is not  subject to any  specific  market  capitalization  requirements.  The   Counseling/Federated
      GROWTH        Portfolio may invest in foreign issuers through American Depositary  Receipts.  The Portfolio's    Global Investment
                    strategies with respect to security analysis,  market  capitalization and sector allocation are     Management Corp.
                    designed to produce a portfolio of stocks whose long-term  growth  prospects are  significantly above those of the S&P 500 Index.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
                    AST Goldman Sachs Small-Cap Value:  seeks long-term  capital  appreciation.  The Portfolio will seek its objective through  investments  primarily in equity securities that are believed to be undervalued in the marketplace.  The Portfolio  primarily seeks companies that are small-sized,
 SMALL CAP VALUE    based on the value of their outstanding stock.  Specifically,  under normal  circumstances,  at   Goldman Sachs Asset
                    least 65% of the Portfolio's  total assets will be invested in common stocks issued by smaller,        Management
                    less well-known  companies (with market  capitalizations of less than $4 billion at the time of investment).
------------------- ------------------------------------------------------------------------------------------------ -----------------------
                    ------------------------------------------------------------------------------------------------ -----------------------
 SMALL CAP VALUE    AST Gabelli Small-Cap Value:  seeks to provide long-term capital growth by investing  primarily in  small-capitalization  stocks that appear to be  undervalued.  The  Portfolio  will normally invest at least  65% of its total  assets in  stocks  and  equity-related  securities  of small
                    companies  ($1  billion  or less in market  capitalization).  Reflecting  a value  approach  to          GAMCO
                    investing,  the Portfolio  will seek the stocks of companies  whose current stock prices do not     Investors, Inc.
                    appear to adequately reflect their underlying value as measured by assets,  earnings, cash flow or business franchises.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
 SMALL CAP VALUE    AST DeAM Small-Cap Value:  seeks maximum growth of investors'  capital.  The Portfolio  pursues its objective by normally  investing at least 80% of its total assets in the equity  securities
                    of small-sized  companies  included in the Russell 2000(R)Value Index.  The Sub-advisor  employs      Deutsche Asset
                    an  investment   strategy   designed  to  maintain  a  portfolio  of  equity  securities  which     Management, Inc
                    approximates  the market risk of those stocks  included in the Russell  2000(R)Value Index,  but which attempts to outperform the Russell 2000(R)Value Index.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
  MID-CAP GROWTH    AST  Janus  Mid-Cap  Growth:   seeks  long-term  capital  growth.  The  Portfolio  pursues  its investment  objective,  by investing  primarily in equity securities  selected for their growth potential,  and normally invests at least 80% of its net assets in medium-sized companies.  For
                    purposes  of the  Portfolio,  medium-sized  companies  are those whose  market  capitalizations      Janus Capital
                    (measured  at the time of  investment)  fall within the range of  companies  in the  Standard &       Corporation
                    Poor's MidCap 400 Index. The Sub-advisor seeks to identify  individual  companies with earnings growth potential that may not be recognized by the market at large.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
                    AST Neuberger  Berman Mid-Cap  Growth:  seeks capital growth.  Under normal market  conditions, the Portfolio  primarily invests at least 80% of its net assets in the common stocks of mid-cap
                    companies.  For purposes of the Portfolio,  companies with equity market  capitalizations  that     Neuberger Berman
  MID-CAP GROWTH    fall within the range of the Russell Midcap(R)Index,  at the time of investment,  are considered        Management
                    mid-cap  companies.  Some of the  Portfolio's  assets  may be  invested  in the  securities  of       Incorporated
                    large-cap companies as well as in small-cap  companies.  The Sub-advisor looks for fast-growing companies that are in new or rapidly evolving industries.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
   MID-CAP VALUE    AST Neuberger Berman Mid-Cap Value: seeks capital growth.  Under normal market conditions,  the
                    Portfolio  primarily  invests at least 80% of its net  assets in the  common  stocks of mid-cap companies.  For purposes of the Portfolio,  companies with equity market  capitalizations  that
                    fall within the range of the Russell  Midcap(R)Index at the time of investment  are  considered     Neuberger Berman
                    mid-cap  companies.  Some of the  Portfolio's  assets  may be  invested  in the  securities  of        Management
                    large-cap  companies as well as in small-cap  companies.  Under the Portfolio's  value-oriented       Incorporated
                    investment  approach,  the Sub-advisor looks for well-managed  companies whose stock prices are undervalued and that may rise in price before other investors realize their worth.
------------------- ------------------------------------------------------------------------------------------------ -----------------------

------------------- ------------------------------------------------------------------------------------------------ -----------------------
      STYLE/                                        INVESTMENT OBJECTIVES/POLICIES                                         PORTFOLIO
       TYPE                                                                                                                 ADVISOR/
                                                                                                                          SUB-ADVISOR
                    ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
      ALL-CAP       AST Alger All-Cap Growth:  seeks long-term  capital growth.  The Portfolio invests primarily in equity securities,  such as common or preferred stocks, that are listed on U.S. exchanges or in
                    the  over-the-counter  market.  The Portfolio may invest in the equity  securities of companies        Fred Alger
      GROWTH        of all sizes,  and may emphasize  either  larger or smaller  companies at a given time based on     Management, Inc.
                    the Sub-advisor's assessment of particular companies and market conditions.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
                    AST Gabelli  All-Cap  Value:  seeks  capital  growth.  The  Portfolio  pursues its objective by investing primarily in readily marketable equity securities including common stocks,  preferred stocks and  securities  that may be converted at a later time into common stock.  The Portfolio
      ALL-CAP       may invest in the  securities  of companies of all sizes,  and may  emphasize  either larger or
       VALUE        smaller  companies  at a  given  time  based  on the  Sub-advisor's  assessment  of  particular  GAMCO Investors, Inc.
                    companies and market  conditions.  The Portfolio  focuses on companies that appear  underpriced relative  to their  private  market  value  ("PMV").  PMV is the  value  that  the  Portfolio's
                    Sub-advisor believes informed investors would be willing to pay for a company.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
                    AST T. Rowe Price Natural  Resources:  seeks  long-term  capital growth  primarily  through the common stocks of companies  that own or develop  natural  resources  (such as energy  products, precious  metals and forest  products)  and other basic  commodities.  The  Portfolio  normally invests  primarily (at least 80% of its total assets) in the common stocks of natural  resource
      SECTOR        companies whose earnings and tangible  assets could benefit from  accelerating  inflation.  The      T. Rowe Price
                    Portfolio looks for companies that have the ability to expand production,  to maintain superior     Associates, Inc.
                    exploration  programs  and  production   facilities,   and  the  potential  to  accumulate  new
                    resources.  At least 50% of Portfolio assets will be invested in U.S. securities,  up to 50% of total assets also may be invested in foreign securities.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
                    AST Alliance  Growth:  seeks long-term  capital growth.  The Portfolio  invests at least 80% of its total assets in the equity  securities of a limited  number of large,  carefully  selected, high-quality  U.S.  companies  that are judged  likely to  achieve  superior  earnings  growth.
 LARGE CAP GROWTH   Normally,  about 40-60  companies will be  represented in the Portfolio,  with the 25 companies     Alliance Capital
                    most  highly  regarded  by  the  Sub-advisor  usually  constituting  approximately  70%  of the     Management, L.P.
                    Portfolio's  net assets.  An emphasis is placed on identifying  companies  whose  substantially above average prospective earnings growth is not fully reflected in current market valuations.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
                    AST MFS  Growth:  seeks  long-term  capital  growth  and future  income.  Under  normal  market conditions,  the  Portfolio  invests  at least 80% of its total  assets  in common  stocks  and
                    related securities,  such as preferred stocks,  convertible securities and depositary receipts,      Massachusetts
 LARGE CAP GROWTH   of companies that the  Sub-advisor  believes offer better than average  prospects for long-term    Financial Services
                    growth.  The Sub-advisor seeks to purchase  securities of companies that it considers  well-run         Company
                    and  poised  for  growth.  The  Portfolio  may  invest up to 35% of its net  assets in  foreign securities.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
 LARGE CAP GROWTH   AST Marsico  Capital  Growth:  seeks capital  growth.  Income  realization is not an investment objective  and  any  income  realized  on  the  Portfolio's  investments,  therefore,  will  be incidental to the Portfolio's  objective.  The Portfolio will pursue its objective by investing primarily in common stocks of larger,  more  established  companies.  In selecting  investments
                    for the Portfolio,  the Sub-advisor uses an approach that combines "top down" economic analysis     Marsico Capital
                    with "bottom up" stock selection.  The "top down" approach identifies  sectors,  industries and     Management, LLC
                    companies that should benefit from the trends the  Sub-advisor  has observed.  The  Sub-advisor then looks for individual  companies with earnings growth  potential that may not be recognized by the market at large, a "bottom up" stock selection.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
 LARGE CAP GROWTH   AST JanCap Growth:  seeks growth of capital in a manner  consistent  with the  preservation  of capital.  Realization of income is not a significant  investment  consideration  and any income realized on the  Portfolio's  investments,  therefore,  will be incidental  to the  Portfolio's
                    objective.   The  Portfolio  will  pursue  its  objective  by  investing  primarily  in  equity      Janus Capital
                    securities of companies that the Sub-advisor  believes are  experiencing  favorable  demand for       Corporation
                    their  products and  services,  and which  operate in a favorable  competitive  and  regulatory environment.  The  Sub-advisor  seeks to identify  individual  companies  with earnings  growth potential that may not be recognized by the market at large.
------------------- ------------------------------------------------------------------------------------------------ -----------------------

------------------- ------------------------------------------------------------------------------------------------ -----------------------
      STYLE/                                        INVESTMENT OBJECTIVES/POLICIES                                         PORTFOLIO
       TYPE                                                                                                                 ADVISOR/
                                                                                                                          SUB-ADVISOR
                    ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
 LARGE CAP GROWTH   AST DeAM  Large-Cap  Growth:  seeks  maximum  growth of capital by  investing  primarily in the growth stocks of larger companies.  The Portfolio  pursues its objective by normally  investing at least 80% of its total assets in the equity securities of large-sized  companies included in
                    the Russell 1000(R)Growth Index.  The  Sub-advisor  employs an investment  strategy  designed to     Deutsche Asset
                    maintain a portfolio of equity  securities  which  approximates the market risk of those stocks     Management, Inc.
                    included in the Russell 1000(R)Growth Index,  but which attempts to outperform the Russell 1000(R)
                    Growth Index through active stock selection.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
                    AST DeAM Large-Cap Value (f/k/a AST Janus Strategic Value):  seeks maximum growth of capital by investing  primarily  in the value  stocks of  larger  companies.  The  Portfolio  pursues  its objective by normally  investing at least 80% of its total assets in the equity  securities  of
  LARGE CAP VALUE   large-sized  companies  included in the Russell 1000(R)Value Index.  The Sub-advisor  employs an     Deutsche Asset
                    investment  strategy designed to maintain a portfolio of equity  securities which  approximates     Management, Inc.
                    the market risk of those stocks  included in the Russell 1000(R)Value Index,  but which attempts to outperform the Russell 1000(R)Value Index through active stock selection.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
    LARGE CAP       AST Alliance/Bernstein  Growth + Value: seeks capital growth by investing  approximately 50% of its assets in growth  stocks of large  companies and  approximately  50% of its assets in value stocks of large  companies.  The Portfolio will invest primarily in commons tocks of large U.S.
                    companies  included in the Russell  1000(R)Index (the "Russell  1000(R)").  The Russell 1000(R)is a
                    market  capitalization-weighted  index that measures the  performance of the 1,000 largest U.S.
                    companies.  Normally,  about 60-85  companies will be represented in the Portfolio,  with 25-35     Alliance Capital
      BLEND         companies  primarily from the Russell 1000(R)Growth Index constituting  approximately 50% of the     Management, L.P.
                    Portfolio's  net assets and 35-50  companies  primarily  from the  Russell  1000(R)Value  Index
                    constituting  the  remainder  of  the  Portfolio's  net  assets.   There  will  be  a  periodic
                    rebalancing  of each  segment's  assets  to take  account  of market  fluctuations  in order to maintain the approximately equal allocation.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
  LARGE CAP VALUE   AST Sanford  Bernstein Core Value:  seeks  long-term  capital growth by investing  primarily in common stocks.  The  Sub-advisor  expects that the majority of the  Portfolio's  assets will be invested in the common stocks of large  companies  that appear to be  undervalued.  Among other
                    things, the Portfolio seeks to identify compelling buying opportunities  created when companies   Sanford C. Bernstein
                    are undervalued on the basis of investor  reactions to near-term problems or circumstances even        & Co., LLC
                    though their long-term  prospects  remain sound. The Sub-advisor  seeks to identify  individual companies with earnings growth potential that may not be recognized by the market at large.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
                    AST Cohen & Steers Realty:  seeks to maximize  total return  through  investment in real estate securities.  The Portfolio  pursues its  investment  objective by seeking,  with  approximately
                    equal emphasis,  capital growth and current income. Under normal  circumstances,  the Portfolio      Cohen & Steers
   REAL ESTATE      will invest  substantially all of its assets in the equity securities of real estate companies,   Capital Management,
      (REIT)        i.e., a company that derives at least 50% of its  revenues  from the  ownership,  construction,           Inc.
                    financing,  management  or sale of real  estate or that has at least 50% of its  assets in real estate. Real estate companies may include real estate investment trusts or REITs.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
  MANAGED INDEX     AST  Sanford  Bernstein  Managed  Index  500:  seeks to  outperform  the  Standard & Poor's 500
                    Composite  Stock Price Index (the "S&P 500(R)")  through stock  selection  resulting in different weightings of common stocks relative to the index.  The Portfolio will invest  primarily in the common stocks of companies  included in the S&P 500. In seeking to outperform  the S&P 500, the
                    Sub-advisor  starts with a portfolio of stocks  representative of the holdings of the index. It
                    then uses a set of fundamental  quantitative  criteria that are designed to indicate  whether a   Sanford C. Bernstein
                    particular  stock will  predictably  perform  better or worse than the S&P 500.  Based on these        & Co., LLC
                    criteria, the Sub-advisor determines whether the Portfolio should over-weight,  under-weight or hold a neutral  position in the stock  relative to the proportion of the S&P 500 that the stock represents.  In addition,  the  Sub-advisor  also may determine that based on the  quantitative criteria,  certain equity securities that are not included in the S&P 500 should be held by the
                    Portfolio.
------------------- ------------------------------------------------------------------------------------------------ -----------------------

------------------- ------------------------------------------------------------------------------------------------ -----------------------
      STYLE/                                        INVESTMENT OBJECTIVES/POLICIES                                         PORTFOLIO
       TYPE                                                                                                                 ADVISOR/
                                                                                                                          SUB-ADVISOR
                    ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
      GROWTH        AST American  Century Income & Growth:  seeks capital growth with current income as a secondary objective.  The Portfolio  invests  primarily in common stocks that offer potential for capital
                    growth,  and may,  consistent  with its  investment  objective,  invest  in stocks  that  offer     American Century
       AND          potential for current income.  The  Sub-advisor  utilizes a quantitative  management  technique        Investment
      INCOME        with a goal of building an equity  portfolio  that  provides  better  returns  than the S&P 500     Management, Inc.
                    Index without taking on significant  additional risk and while  attempting to create a dividend yield that will be greater than the S&P 500 Index.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
                    AST Alliance Growth and Income:  seeks long-term  growth of capital and income while attempting to avoid excessive  fluctuations in market value. The Portfolio  normally will invest in common
      GROWTH        stocks  (and  securities   convertible  into  common  stocks).  The  Sub-advisor  will  take  a
       AND          value-oriented  approach,  in that it will  try to keep  the  Portfolio's  assets  invested  in     Alliance Capital
      INCOME        securities that are selling at reasonable  valuations in relation to their fundamental business     Management, L.P.
                    prospects.  The  stocks  that the  Portfolio  will  normally  invest in are  those of  seasoned companies.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
                    AST MFS Growth with  Income:  seeks long term growth of capital  with a secondary  objective to seek  reasonable  current  income.  Under normal market  conditions,  the Portfolio  invests at least 65% of its total  assets in common  stocks  and  related  securities,  such as  preferred
      GROWTH        stocks,  convertible  securities  and  depositary  receipts.  The stocks in which the Portfolio      Massachusetts
       AND          invests  generally  will pay  dividends.  While the  Portfolio  may invest in  companies of any    Financial Services
      INCOME        size, the Portfolio generally focuses on companies with larger market  capitalizations that the         Company
                    Sub-advisor  believes have  sustainable  growth  prospects and attractive  valuations  based on current and  expected  earnings  or cash flow.  The  Portfolio  may invest up to 20% of its net assets in foreign securities.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
  EQUITY INCOME     AST INVESCO  Equity  Income:  seeks capital  growth and current  income while  following  sound investment  practices.  The Portfolio seeks to achieve its objective by investing in securities
                    that are expected to produce  relatively high levels of income and consistent,  stable returns.   INVESCO Funds Group,
                    The  Portfolio  normally will invest at least 65% of its assets in  dividend-paying  common and           Inc.
                    preferred  stocks of domestic and foreign issuers.  Up to 30% of the Portfolio's  assets may be invested in equity securities that do not pay regular dividends.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
                    AST DeAM Global  Allocation  (f/k/a AST AIM  Balanced):  seeks a high level of total  return by investing  primarily in a diversified  portfolio of mutual funds. The Portfolio  initially will invest  in  equity  securities  and in  fixed  income  securities  as  well as  other  open-end management  investment  companies  affiliated  with the  Sub-advisor.  The  Portfolio  also may
                    diversify its assets by investing in several other AST  Portfolios  ("Underlying  Portfolios").      Deutsche Asset
     BALANCED       The Portfolio seeks to achieve its investment objective by investing in different  combinations     Management, Inc.
                    of  the  Underlying  Portfolios  and  equity  and  fixed-income  securities.  Once  assets  are allocated  to AST  Portfolios,  the  Portfolio  is expected to be invested in at least six such
                    Underlying  Portfolios at any time. It is expected that the  investment  objectives of such AST
                    Portfolios will be diversified.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
                    AST  American  Century  Strategic  Balanced:  seeks  capital  growth and  current  income.  The
                    Sub-advisor  intends  to  maintain  approximately  60%  of the  Portfolio's  assets  in  equity
                    securities and the remainder in bonds and other fixed income  securities.  Both the Portfolio's     American Century
     BALANCED       equity and fixed  income  investments  will  fluctuate  in value.  The equity  securities  will        Investment
                    fluctuate  depending on the  performance of the companies that issued them,  general market and     Management, Inc.
                    economic  conditions,  and investor  confidence.  The fixed income investments will be affected primarily by rising or falling interest rates and the credit quality of the issuers.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
ASSET ALLOCA-TION   AST T. Rowe Price Asset Allocation:  seeks a high level of total return by investing  primarily in a  diversified  portfolio  of fixed income and equity  securities.  The  Portfolio  normally invests  approximately  60% of its total  assets in equity  securities  and 40% in fixed income
                    securities.  The Sub-advisor  concentrates common stock investments in larger, more established      T. Rowe Price
                    companies,  but the  Portfolio may include small and  medium-sized  companies  with good growth     Associates, Inc.
                    prospects.  The fixed income portion of the Portfolio will be allocated among  investment grade securities, high yield or "junk" bonds, foreign high quality debt securities and cash reserves.
------------------- ------------------------------------------------------------------------------------------------ -----------------------

------------------- ------------------------------------------------------------------------------------------------ -----------------------
      STYLE/                                        INVESTMENT OBJECTIVES/POLICIES                                         PORTFOLIO
       TYPE                                                                                                                 ADVISOR/
                                                                                                                          SUB-ADVISOR
                    ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
   GLOBAL BOND      AST T. Rowe Price Global  Bond:  seeks to provide  high  current  income and capital  growth by investing  in  high-quality  foreign and U.S.  dollar-denominated  bonds.  The  Portfolio  will invest at least 80% of its total  assets in all types of high  quality  bonds  including  those issued  or  guaranteed  by U.S.  or  foreign  governments  or  their  agencies  and by  foreign authorities,  provinces and  municipalities  as well as investment  grade  corporate  bonds and mortgage and  asset-backed  securities of U.S. and foreign  issuers.  The  Portfolio  generally
                    invests in countries where the combination of fixed-income  returns and currency exchange rates      T. Rowe Price
                    appears attractive,  or, if the currency trend is unfavorable,  where the Sub-advisor  believes   International, Inc.
                    that the currency risk can be minimized  through  hedging.  The Portfolio may also invest up to
                    20% of its assets in the aggregate in below  investment-grade,  high-risk bonds ("junk bonds").
                    In addition,  the  Portfolio may invest up to 30% of its assets in  mortgage-backed  (including derivatives,  such as collateralized mortgage obligations and stripped mortgage securities) and asset-backed securities.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
                    AST Federated  High Yield:  seeks high current  income by investing  primarily in a diversified portfolio of fixed income  securities.  The Portfolio will invest at least 80% of its assets in fixed  income  securities  rated BBB and below.  These  fixed  income  securities  may  include
                    preferred  stocks,   convertible  securities,   bonds,   debentures,   notes,  equipment  lease   Federated Investment
 HIGH YIELD BOND    certificates  and equipment trust  certificates.  A fund that invests  primarily in lower-rated        Counseling
                    fixed  income  securities  will be subject to greater risk and share price  fluctuation  than a typical  fixed income fund,  and may be subject to an amount of risk that is  comparable  to or greater than many equity funds.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
       BOND         AST Lord Abbett  Bond-Debenture:  seeks high  current  income and the  opportunity  for capital appreciation  to produce a high total return.  The Portfolio  pursues its objective by normally investing in high yield and  investment  grade debt  securities,  securities  convertible  into common stock and preferred stocks. Under normal  circumstances,  the Portfolio invests at least
                    65% of its total assets in fixed income  securities  of various  types.  The Portfolio may find
                    good value in high yield securities,  sometimes called "lower-rated bonds" or "junk bonds," and    Lord, Abbett & Co.
                    frequently  may have more than half of its assets  invested in those  securities.  At least 20%
                    of the  Portfolio's  assets  must be  invested  in any  combination  of  investment  grade debt securities,  U.S.  Government  securities  and cash  equivalents.  The  Portfolio may also make significant  investments  in  mortgage-backed  securities.  Although the  Portfolio  expects to maintain  a  weighted  average  maturity  in the  range of seven to nine  years,  there  are no restrictions on the overall Portfolio or on individual securities.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
                    AST DeAM Bond:  seeks a high level of income,  consistent  with the  preservation  of  capital.
                    Under  normal  circumstances,  the  Portfolio  invests  at least  80% of its  total  assets  in
                    intermediate-term  U.S.  Treasury,   corporate,   mortgage-backed  and  asset-backed,   taxable
       BOND         municipal and tax-exempt  municipal bonds. The Portfolio  invests primarily in investment grade      Deutsche Asset
                    fixed  income  securities  rated  within  the  top  three  rating  categories  of a  nationally     Management, Inc.
                    recognized  rating  organization.  Fixed  income  securities  may be issued by U.S. and foreign corporations or entities including banks and various government entities.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
       BOND         AST PIMCO Total Return Bond:  seeks to maximize total return  consistent  with  preservation of capital  and  prudent  investment  management.  The  Portfolio  will  invest  in a  diversified
                    portfolio of fixed-income  securities of varying maturities.  The average portfolio duration of    Pacific Investment
                    the  Portfolio  generally  will  vary  within a three-  to  six-year  time  frame  based on the    Management Company
                    Sub-advisor's forecast for interest rates.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
       BOND         AST PIMCO Limited  Maturity Bond: seeks to maximize total return  consistent with  preservation of capital  and prudent  investment  management.  The  Portfolio  will invest in a  diversified
                    portfolio of fixed-income  securities of varying maturities.  The average portfolio duration of    Pacific Investment
                    the  Portfolio  generally  will  vary  within  a one- to  three-year  time  frame  based on the    Management Company
                    Sub-advisor's forecast for interest rates.
------------------- ------------------------------------------------------------------------------------------------ -----------------------

------------------- ------------------------------------------------------------------------------------------------ -----------------------
      STYLE/                                        INVESTMENT OBJECTIVES/POLICIES                                         PORTFOLIO
       TYPE                                                                                                                 ADVISOR/
                                                                                                                          SUB-ADVISOR
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
   MONEY MARKET     AST Money Market:  seeks to maximize current income and maintain high levels of liquidity.  The
                    Portfolio  attempts to  accomplish  its  objective by  maintaining  a  dollar-weighted  average      Wells Capital
                    maturity  of not  more  than 90 days  and by  investing  in  securities  which  have  effective     Management, Inc.
                    maturities of not more than 397 days.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
 EMERGING MARKETS   Montgomery  Variable Series - Emerging  Markets:  seeks long-term capital  appreciation,  under normal  conditions  by investing at least 65% of its total assets in stocks of companies of any
                    size based in the world's  developing  economies.  Under  normal  conditions,  investments  are     Montgomery Asset
                    maintained  in at least six  countries at all times and no more than 35% of total assets in any     Management, LLC
                    single one of them.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
                    ------------------------------------------------------------------------------------------------ -----------------------
 LARGE CAP EQUITY   WFVT Equity Value:  seeks long-term capital  appreciation.  The Portfolio pursues its objective by investing in a  diversified  portfolio  composed  primarily of equity  securities  that have positive  appreciation  potential  and trade at low  valuation,  as measured  against the stock market as a whole or against the  individual  stock's own price  history.  Under normal  market
                    conditions,  the  Portfolio  invests  primarily  in common  stocks  of large,  well-established    Wells Fargo Funds
                    companies  with  market  capitalization  exceeding  $3  billion  or more and up to 25% of total     Management, LLC
                    assets in foreign  companies  through  ADRs and similar  investments.  The  Portfolio  may also invest in debt  instruments  that may be  converted  into the  common  stocks of both U.S.  and foreign companies.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
  EQUITY INCOME     WFVT Equity Income:  seeks long-term capital  appreciation and  above-average  dividend income.
                    The  Portfolio  pursues its  objective  primarily by  investing in the common  stocks of large,
                    domestic companies with  above-average  return potential based on current market valuations and    Wells Fargo Funds
                    above-average  dividend income. Under normal market conditions,  the Portfolio invests at least     Management, LLC
                    80% of its total assets in income producing  equity  securities and in issues of companies with market capitalizations of $3 billion or more.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
                    ------------------------------------------------------------------------------------------------ -----------------------
   STRATEGIC OR     Rydex Variable  Trust - Nova:  seeks to provide  investment  returns that are 150% of the daily price movement of the S&P 500 Composite Stock Price Index by investing to a significant  extent in futures  contracts and options on securities,  futures  contracts and stock indexes.  If the  Rydex Global Advisers
     TACTICAL       Portfolio  meets its  objective  the value of its shares  will tend to  increase by 150% of the  (f/k/a PADCO Advisors
   ALLOCA-TION      daily  value of any  increase  in the S&P 500  Index.  However,  when the  value of the S&P 500        II, Inc.)
                    Index declines,  the value of its shares should also decrease by 150% of the daily value of any decrease in the S&P 500 Index.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
   STRATEGIC OR     Rydex Variable Trust - Ursa: seeks to provide investment results that will inversely  correlate
                    (e.g.  be the  opposite)  to the  performance  of the S&P 500  Composite  Stock  Price Index by
                    investing to a  significant  extent in futures  contracts  and options on  securities,  futures contracts  and stock  indexes.  The  Portfolio  will  generally  not  invest in the  securities  Rydex Global Advisers
     TACTICAL       included in the S&P 500 Index.  If the  Portfolio  meets its  objective the value of its shares  (f/k/a PADCO Advisors
   ALLOCA-TION      will tend to  increase  when the value of the S&P 500 Index is  decreasing.  However,  when the        II, Inc.)
                    value of the S&P 500  Index is  increasing,  the  value of its  shares  should  decrease  by an inversely proportional amount.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
   STRATEGIC OR     Rydex Variable Trust - OTC: seeks to provide  investment results that correspond to a benchmark for over-the-counter  securities,  currently the NASDAQ 100 Index(TM), by investing principally in the  securities  of companies  included in that Index.  The  Portfolio may also invest in other instruments  whose  performance is expected to correspond to that of the Index,  and may engage  Rydex Global Advisers
     TACTICAL       in futures and options  transactions.  If the  Portfolio  meets its  objective the value of its  (f/k/a PADCO Advisors
   ALLOCA-TION      shares will tend to increase by the amount of the  increase in the NASDAQ 100 Index(TM).  However,        II, Inc.)
                    when the value of the NASDAQ 100 Index(TM)declines,  the value of its shares should also decrease by the amount of the decrease in the value of the Index(TM).
------------------- ------------------------------------------------------------------------------------------------ -----------------------

------------------- ------------------------------------------------------------------------------------------------ -----------------------
      STYLE/                                        INVESTMENT OBJECTIVES/POLICIES                                         PORTFOLIO
       TYPE                                                                                                                 ADVISOR/
                                                                                                                          SUB-ADVISOR
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
  MID-CAP EQUITY    INVESCO  Variable  Investment  Funds -  Dynamics:  seek  capital  appreciation.  The  Portfolio normally  invests at least 65% of its assets in common  stocks of  mid-sized  companies - those companies that are included in the Russell  Midcap Growth Index at the time of purchase,  or if not  included  in that Index,  have  market  capitalizations  of between  $2.5  billion and $15
                    billion at the time of purchase.  The core of the Portfolio's  investments are in securities of   INVESCO Funds Group,
                    established  companies  that are leaders in attractive  growth markets with a history of strong           Inc.
                    returns.  The  remainder of the  Portfolio  is invested in  securities  of companies  that show accelerating  growth,  driven by product cycles,  favorable industry or sector conditions,  and other  factors  that the  investment  advisor  believes  will lead to rapid  sales or  earnings growth.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
                    ------------------------------------------------------------------------------------------------ -----------------------
      SECTOR        INVESCO  Variable  Investment  Funds - Technology:  seeks capital  appreciation.  The Portfolio normally  invests  at least  80% of its  assets in the  equity  securities  and  equity-related
                    instruments of companies engaged in technology-related  industries.  These include, but are not   INVESCO Funds Group,
                    limited  to,  applied  technology,  biotechnology,   communications,   computers,  electronics,           Inc.
                    Internet, IT services and consulting,  software,  telecommunication  equipment and services, IT infrastructure and networking companies.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
      SECTOR        INVESCO  Variable  Investment  Funds  -  Health  Sciences:  seeks  capital  appreciation.   The
                    Portfolio  normally  invests at least 80% of its assets in the equity  securities  of companies that  develop,  produce or  distribute  products  or  services  related to health  care.  These
                    companies  include,  but are not limited to,  medical  equipment or supplies,  pharmaceuticals,   INVESCO Funds Group,
                    biotechnology and healthcare  providers and service companies.  The investment advisor attempts           Inc.
                    to blend  well-established  healthcare  firms with  faster-growing,  more  dynamic  health care companies.
------------------- ------------------------------------------------------------------------------------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
      SECTOR        INVESCO  Variable  Investment  Funds - Financial  Services:  seeks  capital  appreciation.  The
                    Portfolio  normally  invests at least 80% of its assets in the equity  securities  of companies involved in the financial  services sector.  These companies  include,  but are not limited to, banks (regional and  money-centers),  insurance  companies  (life,  property and casualty,  and
                    multiline),  investment and  miscellaneous  industries  (asset  managers,  brokerage firms, and   INVESCO Funds Group,
                    government-sponsored  agencies) and suppliers to financial services  companies.  The investment           Inc.
                    advisor seeks  companies which it believes can grow their revenues and earnings in a variety of interest  rate  environments  - although  securities  prices of  financial  services  companies generally are interest rate-sensitive.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
      SECTOR        INVESCO  Variable  Investment  Funds -  Telecommunications:  seeks  capital  appreciation.  The
                    Portfolio  normally  invests at least 65% (80%  effective  July 31,  2002) of its assets in the equity  securities  of  companies  that are  engaged in the design,  development,  manufacture, distribution,  or sale of  communications  services  and  equipment,  and  companies  that  are
                    involved in supplying equipment or services to such companies.  The  telecommunications  sector   INVESCO Funds Group,
                    includes  companies  that  offer  telephone  services,   wireless   communications,   satellite           Inc.
                    communications,  television and movie programming,  broadcasting and Internet access. Normally, the  Portfolio  will  invest  primarily  in  companies  located  in at  least  three  different countries, although U.S. issuers will often dominate the holdings.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
                    Evergreen VA Global Leaders:  seeks to provide  investors with long-term  capital  growth.  The
                    Portfolio  normally  invests as least 65% of its assets in a diversified  portfolio of U.S. and
                    non-U.S.   equity  securities  of  companies  located  in  the  world's  major   industrialized
                    countries.  The Portfolio  will invest in no less than three  countries,  which may include the   Evergreen Investment
  GLOBAL EQUITY     U.S.,  but may invest more than 25% of its assets in one country.  The  Portfolio  invests only   Management Company,
                    in the best 100 companies,  which are selected by the  investment  advisor based on qualitative           LLC
                    and  quantitative  criteria  such as high  return on  equity,  consistent  earnings  growth and established market presence.
------------------- ------------------------------------------------------------------------------------------------ -----------------------

------------------- ------------------------------------------------------------------------------------------------ -----------------------
      STYLE/                                        INVESTMENT OBJECTIVES/POLICIES                                         PORTFOLIO
       TYPE                                                                                                                 ADVISOR/
                                                                                                                          SUB-ADVISOR
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-------------------
 SMALL CAP EQUITY   Evergreen VA Special Equity:  seeks capital growth.  The Portfolio  strives to provide a return greater  than  broad  stock  market  indices  such  as the  Russell  2000  Index  by  investing
                    principally  in a diversified  portfolio of common stocks of U.S.  companies.  The  Portfolio's   Evergreen Investment
                    investment  adviser  principally  chooses  companies which it expects will experience growth in   Management Company,
                    earnings and price, and which have small market  capitalizations  (i.e.  companies whose market           LLC
                    capitalizations  fall  within  the  range  tracked  by the  Russell  2000  Index at the time of purchase).  The Portfolio may purchase stocks in initial public offerings (IPOs).
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  MID-CAP EQUITY    Evergreen VA Omega:  seeks long-term capital growth.  The Portfolio invests primarily in common stocks and  securities  convertible  into  common  stocks of U.S.  companies  across all market capitalizations.  The  Portfolio  utilizes the  fully-managed  investment  concept  whereby the
                    Portfolio's  manager  will  continuously  review the  Portfolio's  holdings  in light of market   Evergreen Investment
                    conditions,  business  developments  and  economic  trends.  During  this review  process,  the   Management Company,
                    Portfolio's  manager  seeks to identify and invest in industries  that are growing  faster than           LLC
                    the economy.  The Portfolio  invests in companies of all sizes. The continuous  review may lead to high portfolio  turnover,  but that will not limit investment  decisions.  The Portfolio may also invest up to 25% of its assets in foreign securities.
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  INTER-NATIONAL

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                    ProFund  VP  Europe  30:  seeks  daily  investment  results,  before  fees and  expenses,  that   ProFund Advisors LLC
                    correspond to the daily  performance of the ProFunds  Europe 30 Index.  The ProFunds  Europe 30
                    Index,  created by ProFund Advisors,  is composed of the 30 European companies whose securities are traded on U.S.  exchanges or on the NASDAQ as ADRs with the highest market  capitalization, as determined annually.
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  INTER-NATIONAL    ProFund VP Asia 30: seeks daily investment results,  before fees and expenses,  that correspond   ProFund Advisors LLC
                    to the daily  performance  of the ProFunds Asia 30 Index.  The ProFunds Asia 30 Index,  created by ProFund  Advisors,  is composed of 30 of the companies  located in the Asia/Pacific  region, except  Japan with the  highest  market  capitalization,  whose  securities  are traded on U.S.
      EQUITY        exchanges as  depository  receipts or ordinary  shares.  The  component  stocks of the ProFunds
                    Asia 30 Index are  determined  based on the market  capitalization  of each  company  and their relative weights are determined based on the modified market capitalization.
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                    ProFund VP Japan: seeks daily investment results,  before fees and expenses, that correspond to the daily  performance  of the Nikkei  225 Stock  Average.  The  Nikkei 225 Stock  Average is a
  INTER-NATIONAL    price-weighted  index of 225 large,  actively  traded Japanese stocks traded on the Tokyo Stock
      EQUITY        Exchange.  Since the Japanese markets are not open when this Portfolio  values its shares,  its   ProFund Advisors LLC
                    success in meeting its  investment  objective is  determined by comparing its daily return on a given day with the daily performance of related futures contracts traded in the United States.
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      SECTOR        ProFund VP Banks: seeks daily investment results,  before fees and expenses, that correspond to   ProFund Advisors LLC
                    the daily  performance  of the Dow Jones  U.S.  Banks  Sector  Index.  The Index  measures  the performance of the banking  economic  sector of the U.S.  equity market.  This industry  covers the banking industry,  including regional banks and savings and loans, but excluding investment and merchant banks. The Portfolio  primarily  invests in banking  companies,  or in instruments that provide exposure to these companies.
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      SECTOR        ProFund VP Basic Materials:  seeks daily  investment  results,  before fees and expenses,  that   ProFund Advisors LLC
                    correspond to the daily  performance of the Dow Jones U.S. Basic  Materials  Sector Index.  The
                    Index  measures the  performance  of the basic  materials  economic  sector of the U.S.  equity market.  The Portfolio  primarily invests in basic material  companies,  or in instruments that provide  exposure  to these  companies,  including  companies  involved  in the  production  of aluminum,  chemicals,  commodities,  chemical specialty products, forest products,  non-ferrous mining products, paper products, precious metals and steel.
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      STYLE/                                        INVESTMENT OBJECTIVES/POLICIES                                         PORTFOLIO
       TYPE                                                                                                                 ADVISOR/
                                                                                                                          SUB-ADVISOR
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      SECTOR        ProFund VP  Biotechnology:  seeks daily  investment  results,  before fees and  expenses,  that   ProFund Advisors LLC
                    correspond  to the daily  performance  of the Dow Jones  U.S.  Biotechnology  Index.  The Index
                    measures the performance of the biotechnology  sector of the U.S. equity market.  The Portfolio invests primarily in biotechnology  companies, or in instruments that provide exposure to these
                    companies,   including  companies  engaged  in  genetic  research,  and/or  the  marketing  and development  of  recombinant  DNA  products.  Companies  represented  in  this  sector  include companies that may be newly formed and that have relatively small market capitalizations.
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                    ProFund VP Consumer Cyclical:  seeks daily investment results,  before fees and expenses,  that correspond to the daily  performance of the Dow Jones U.S.  Consumer Cyclical Sector Index. The
                    Index measures the  performance of the consumer  cyclical  economic  sector of the U.S.  equity market.  The Portfolio  primarily  invests in consumer  cyclical  companies,  or in instruments that provide exposure to these companies,  including  airlines,  auto  manufacturers,  tire and
      SECTOR        rubber  manufacturers,  auto parts suppliers,  casinos,  toy manufacturers,  restaurant chains,   ProFund Advisors LLC
                    home  construction  companies,  lodging  chains,  broadline  retailers,   specialty  retailers,
                    footwear  and  clothing/fabric   manufacturers,   and  media  companies,  such  as  advertising
                    companies,  entertainment and leisure companies,  consumer electronic  companies,  broadcasters and publishers.
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                    ProFund VP Consumer  Non-Cyclical:  seeks daily investment  results,  before fees and expenses, that correspond to the daily  performance of the Dow Jones U.S.  Consumer  Non-Cyclical  Sector
                    Index. The Index measures the performance of the consumer  non-cyclical  economic sector of the
                    U.S. equity market. The Portfolio invests primarily in consumer non-cyclical  companies,  or in
      SECTOR        instruments  that  provide  exposure to these  companies,  including  distillers  and  brewers,   ProFund Advisors LLC
                    producers  of soft  drinks,  consumer  service  companies,  durable and  non-durable  household product manufacturers,  cosmetic companies, food retailers,  other food companies,  tobacco and agricultural companies.
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      SECTOR        ProFund VP Energy:  seeks daily investment results,  before fees and expenses,  that correspond   ProFund Advisors LLC
                    to the daily  performance  of the Dow Jones U.S.  Energy Sector Index.  The Index  measures the performance of the energy sector of the U.S.  equity market.  The Portfolio  invests  primarily in energy companies, or in instruments that provide exposure to these companies,  including oil equipment and services companies, oil-major, oil-secondary and pipelines.
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      SECTOR        ProFund  VP  Financial:  seeks  daily  investment  results,  before  fees  and  expenses,  that   ProFund Advisors LLC
                    correspond to the daily  performance of the Dow Jones U.S.  Financial  Sector Index.  The Index
                    measures the performance of the financial  services  economic sector of the U.S. equity market.
                    The  Portfolio  invests  primarily  in  securities  of  financial  services  companies,  or  in instruments  that  provide  exposure  to  these  companies,  including  regional  banks,  major international  banks,  insurance  companies,  companies that invest,  directly or indirectly in real estate,  Fannie Mae,  credit card insurers,  check cashing  companies,  mortgage  lenders, investment  advisors,  savings and loans,  savings banks,  thrifts,  building  associations and societies,  credit unions, securities broker-dealers,  investment banks, merchant banks, online brokers, publicly traded stock exchanges and specialty finance companies.
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      SECTOR        ProFund  VP  Healthcare:  seeks  daily  investment  results,  before  fees and  expenses,  that   ProFund Advisors LLC
                    correspond to the daily  performance of the Dow Jones U.S.  Healthcare  Sector Index. The Index
                    measures the  performance of the  healthcare  sector of the U.S.  equity market.  The Portfolio invests  primarily in  securities  of  healthcare  companies,  or in  instruments  that provide exposure to these  companies,  including  health care  providers,  biotechnology  companies and manufacturers of medical supplies, advanced medical devices and pharmaceuticals.
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      STYLE/                                        INVESTMENT OBJECTIVES/POLICIES                                         PORTFOLIO
       TYPE                                                                                                                 ADVISOR/
                                                                                                                          SUB-ADVISOR
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      SECTOR        ProFund  VP  Industrial:  seeks  daily  investment  results,  before  fees and  expenses,  that   ProFund Advisors LLC
                    correspond to the daily  performance of the Dow Jones U.S.  Industrial  Sector Index. The Index
                    measures the  performance of the  industrial  sector of the U.S.  equity market.  The Portfolio primarily  invests in industrial  companies,  or in instruments  that provide exposure to these companies,  including aerospace and defense companies, advanced industrial companies, equipment manufacturers,  air freight companies,  building material  manufacturers,  packaging companies,
                    manufacturers  of  electrical   components  and  equipment,   heavy   construction   companies,
                    manufacturers of heavy machinery,  industrial services companies,  industrial companies, marine transportation companies, railroads, shipbuilders and trucking companies.
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                    ------------------------------------------------------------------------------------------------ -----------------------
      SECTOR        ProFund VP Internet:  seeks daily investment results, before fees and expenses, that correspond   ProFund Advisors LLC
                    to the  daily  performance  of the Dow Jones  U.S.  Internet  Index.  The  Index  measures  the performance  of  companies  in the U.S.  equity  markets  that  generate  the majority of their revenues  from the  Internet.  The  Portfolio  primarily  invests in internet  companies  or in instruments  that provide  exposure to these  companies,  including  companies  that derive the majority of their revenues from providing goods and/or services  through an open network,  such as a web site or from  providing  access to the  Internet  or  providing  enabling  services to people using the Internet.
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      SECTOR        ProFund VP  Pharmaceuticals:  seeks daily investment  results,  before fees and expenses,  that   ProFund Advisors LLC
                    correspond to the daily  performance of the Dow Jones U.S.  Pharmaceuticals  Sector Index.  The
                    Index measures the performance of the  pharmaceuticals  sector of the U.S.  equity market.  The
                    Portfolio  primarily  invests in  pharmaceutical  companies,  or in  instruments  that  provide exposure to these companies,  including makers of prescription and  over-the-counter  drugs, as well as companies engaged in contract drug research.
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                    ------------------------------------------------------------------------------------------------ -----------------------
      SECTOR        ProFund VP Precious Metals:  seeks daily  investment  results,  before fees and expenses,  that   ProFund Advisors LLC
                    correspond to the daily  performance  of the  Philadelphia  Stock Exchange Gold & Silver Index.
                    The Index measures the  performance of the precious  metals  economic sector of the U.S. equity
                    market.  The  Portfolio  primarily  invests  in  gold  and  silver  mining  companies,   or  in
                    instruments that provide exposure to these companies.
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                    ProFund VP Real  Estate:  seeks  daily  investment  results,  before  fees and  expenses,  that correspond  to the daily  performance  of the Dow  Jones  U.S.  Real  Estate  Index.  The Index
                    measures the  performance of the real estate  industry  sector of the U.S.  equity market.  The
                    Portfolio invests  primarily in real estate companies,  or in instruments that provide exposure
      SECTOR        to these  companies,  including hotel and resort  companies and real estate  investment  trusts   ProFund Advisors LLC
                    (REITs) that invest in apartments,  office and retail properties.  REITs are passive investment vehicles that invest primarily in income-producing  real estate or real estate related loans or interests.
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      SECTOR        ProFund VP  Semiconductor:  seeks daily  investment  results,  before fees and  expenses,  that   ProFund Advisors LLC
                    correspond  to the daily  performance  of the Dow Jones  U.S.  Semiconductor  Index.  The Index
                    measures the performance of the semiconductor  sector of the U.S. equity market.  The Portfolio primarily  invests  in  companies  engaged  in  the  production  of  semiconductors  and  other integrated  chips, as well as other related  products such as circuit boards and mother boards, or in  instruments  that  provide  exposure to these  companies.  The  Portfolio  may invest in companies that may be newly-formed and that have relatively small market capitalizations.
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      SECTOR        ProFund  VP  Technology:  seeks  daily  investment  results,  before  fees and  expenses,  that   ProFund Advisors LLC
                    correspond to the daily  performance of the Dow Jones U.S.  Technology  Sector Index. The Index
                    measures the  performance of the  technology  sector of the U.S.  equity market.  The Portfolio invests  primarily in technology  companies,  or in instruments  that provide exposure to these companies,  including  companies  involved in the  development  and  production  of  technology
                    products,   including   computer   hardware   and   software,   telecommunications   equipment,
                    microcomputer   components,   integrated  computer  circuits  and  office  equipment  utilizing technology.
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      STYLE/                                        INVESTMENT OBJECTIVES/POLICIES                                         PORTFOLIO
       TYPE                                                                                                                 ADVISOR/
                                                                                                                          SUB-ADVISOR
------------------- ------------------------------------------------------------------------------------------------
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      SECTOR        ProFund VP Telecommunications:  seeks daily investment results,  before fees and expenses, that   ProFund Advisors LLC
                    correspond to the daily performance of the Dow Jones U.S.  Telecommunications Sector Index. The
                    Index measures the  performance  of the  telecommunications  sector of the U.S.  equity market.
                    The  Portfolio  invests  primarily in  telecommunications  companies,  or in  instruments  that provide  exposure  to  these  companies,  including  fixed  line  communications  and  wireless communications companies.
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                    ProFund  VP  Utilities:  seeks  daily  investment  results,  before  fees  and  expenses,  that correspond to the daily  performance of the Dow Jones U.S.  Utilities  Sector Index.  The Index
      SECTOR        measures the  performance  of the utilities  sector of the U.S.  equity  market.  The Portfolio   ProFund Advisors LLC
                    invests  primarily in utility  companies,  or in  instruments  that  provide  exposure to these companies, including electric utilities, gas utilities and water utilities.
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THE PROFUND VP PORTFOLIOS  DESCRIBED  BELOW ARE AVAILABLE AS  SUB-ACCOUNTS  TO ALL ANNUITY  OWNERS.  EACH  PORTFOLIO  PURSUES AN INVESTMENT
STRATEGY THAT SEEKS TO PROVIDE DAILY  INVESTMENT  RESULTS,  BEFORE FEES AND EXPENSES,  THAT MATCH A WIDELY  FOLLOWED  INDEX,  INCREASE BY A
SPECIFIED FACTOR RELATIVE TO THE INDEX,  MATCH THE INVERSE OF THE INDEX OR THE INVERSE OF THE INDEX MULTIPLIED BY A SPECIFIED  FACTOR.  THE
INVESTMENT  STRATEGY OF SOME OF THE PORTFOLIOS MAY MAGNIFY (BOTH POSITIVELY AND NEGATIVELY) THE DAILY INVESTMENT  RESULTS OF THE APPLICABLE
INDEX.  IT IS RECOMMENDED  THAT ONLY THOSE ANNUITY OWNERS WHO ENGAGE A FINANCIAL  ADVISOR TO ALLOCATE THEIR ACCOUNT VALUE USING A STRATEGIC
OR TACTICAL  ASSET  ALLOCATION  STRATEGY  INVEST IN THESE  PORTFOLIOS.  WE HAVE  ARRANGED THE  PORTFOLIOS  BASED ON THE INDEX ON WHICH IT'S
INVESTMENT STRATEGY IS BASED.
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The S&P 500 Index(R)is a widely  used  measure of large U.S.  company  stock  performance.  It  consists  of the common  stocks of 500 major corporations  selected by Standard & Poor's(R)for their size and the frequency and ease with which their stocks trade,  reflecting  the full range and diversity of the U.S. economy.
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                    ProFund VP Bull: seeks daily investment results,  before fees and expenses,  that correspond to   ProFund Advisors LLC
     S&P 500        the daily performance of the S&P 500(R)Index.
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                    ProFund VP Bear: seeks daily investment results,  before fees and expenses,  that correspond to the inverse  (opposite)  of the daily  performance  of the S&P 500(R)Index.  If the Portfolio is successful  in meeting its  objective,  the net asset value of the  Portfolio's  shares  should
     S&P 500        increase in  proportion  to any daily  decrease in the level of the S&P 500(R).  Conversely,  the   ProFund Advisors LLC
                    Portfolio's  net asset value should  decrease in proportion to any daily  increase in the level of the S&P 500 Index(R).
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                    ProFund  VP Bull  Plus:  seeks  daily  investment  results,  before  fees  and  expenses,  that correspond  to one and a half times  (150%) the daily  performance  of the S&P 500(R)Index.  If the Portfolio is successful in meeting its objective,  it should gain  approximately  one and a
     S&P 500        half  times as much as the S&P 500(R)Index  when the  prices of the  securities  in the S&P 500(R) ProFund Advisors LLC
                    Index rise on a given day and should lose  approximately one and a half times as much when such prices decline on a given day.
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The NASDAQ 100 Index(TM)contains 100 of the largest market capitalization and most active non-financial domestic and international  companies listed on the NASDAQ Stock Market based on market capitalization.
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    NASDAQ 100      ProFund VP OTC: seeks daily investment  results,  before fees and expenses,  that correspond to   ProFund Advisors LLC
                    the daily performance of the NASDAQ 100 Index(TM).
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    NASDAQ 100      ProFund  VP  Short  OTC:  seeks  daily  investment  results,  before  fees and  expenses,  that   ProFund Advisors LLC
                    correspond to the inverse  (opposite)  of the daily  performance  of the NASDAQ 100(TM)Index.  If the  Portfolio is  successful  in meeting its  objective,  the net asset value of the Portfolio shares  should  increase in  proportion  to any daily  decrease in the level of the NASDAQ 100(TM)
                    Index.  Conversely,  the net  asset  value  of  shares  of the  Portfolio  should  decrease  in proportion to any daily increase in the level of the NASDAQ 100(TM)Index.
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      STYLE/                                        INVESTMENT OBJECTIVES/POLICIES                                         PORTFOLIO
       TYPE                                                                                                                 ADVISOR/
                                                                                                                          SUB-ADVISOR
------------------- ------------------------------------------------------------------------------------------------
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    NASDAQ 100      ProFund VP UltraOTC:  seeks daily investment results, before fees and expenses, that correspond   ProFund Advisors LLC
                    to  twice  (200%)  the  daily  performance  of the  NASDAQ  100(TM)Index.  If the  Portfolio  is
                    successful in meeting its objective,  it should gain approximately  twice as much as the growth oriented  NASDAQ 100(TM)Index when the prices of the securities in that index rise on a given day and should lose approximately twice as much when such prices decline on that day.
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The S&P MidCap 400 Index(R)is a widely used measure of medium capitalized U.S. company stock  performance.  It consists of the common stocks of 400 major corporations selected by Standard & Poor's(R)for their market size, industry group  representation,  and the frequency and ease with which their stocks trade, reflecting the full range and diversity of the U.S. economy.
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  S&P MIDCAP 400    ProFund VP Mid-Cap  Value:  seeks daily  investment  results,  before fees and  expenses,  that   ProFund Advisors LLC
                    correspond  to the  daily  performance  of the  S&P  MidCap  400/Barra  Value  Index(R).  The S&P
                    MidCap400/Barra  Value  Index(R)is a  capitalization-weighted  index that  comprises  all of the stocks in the S&P MidCap 400 Index(R)that have low price-to-book ratios.
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                    ProFund VP Mid-Cap  Growth:  seeks daily  investment  results,  before fees and expenses,  that correspond to the daily  performance of the S&P MidCap 400/Barra Growth Index(R).  The S&P MidCap
  S&P MIDCAP 400    400/Barra Growth Index(R)is a capitalization-weighted  index that comprises all of the stocks in   ProFund Advisors LLC
                    the S&P MidCap 400 Index(R)that have high price-to-book ratios.
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                    ProFund VP  UltraMid-Cap:  seeks  daily  investment  results,  before fees and  expenses,  that correspond  to twice  (200%)  the  daily  performance  of the S&P  MidCap  400  Index(R).  If the
                    Portfolio is successful in meeting its objective,  it should gain  approximately  twice as much
  S&P MIDCAP 400    as the S&P  MidCap 400 Index(R)when the prices of the  securities  in the S&P MidCap 400 Index(R) ProFund Advisors LLC
                    rise on a given day and should lose  approximately  twice as much when such prices decline on a given day.
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The S&P SmallCap 600 Index(R)is an unmanaged index comprising 600 domestic stocks, with a market  capitalization valued at under one billion dollars,  chosen for market size, liquidity,  and industry group representation.  The index comprises stocks from the industrial,  utility, financial, and transportation sectors, reflecting the full range and diversity of the U.S. economy.
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 S&P SMALLCAP 600   ProFund VP Small-Cap Value:  seeks daily  investment  results,  before fees and expenses,  that   ProFund Advisors LLC
                    correspond  to the daily  performance  of the S&P  SmallCap  600/Barra  Value  Index(R).  The S&P
                    SmallCap  600/Barra Value Index(R)is a  capitalization-weighted  index that comprises all of the stocks in the S&P SmallCap 600 Index(R)that have low price-to-book ratios.
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 S&P SMALLCAP 600   ProFund VP Small-Cap Growth:  seeks daily investment  results,  before fees and expenses,  that   ProFund Advisors LLC
                    correspond  to the daily  performance  of the S&P SmallCap  600/Barra  Growth  Index(R).  The S&P
                    SmallCap 600/Barra Growth Index(R)is a  capitalization-weighted  index that comprises all of the stocks in the S&P SmallCap 600 Index(R)that have high price-to-book ratios.
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The Russell  2000 Index(R)is an  unmanaged  index  consisting  of 2,000 small  company  common  stocks.  The Russell  2000 Index(R)comprises approximately 2000 of the smallest U.S. domiciled publicly traded common stocks that are included in the Russell 3000 Index(R).
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   RUSSELL 2000     ProFund VP UltraSmall-Cap (f/k/a ProFund VP SmallCap):  seeks daily investment results,  before   ProFund Advisors LLC
                    fees and expenses,  that correspond to twice (200%) the daily  performance of the Russell 2000(R)
                    Index.  If the Portfolio is successful in meeting its objective,  it should gain  approximately twice as much as the Russell 2000 Index(R)when the prices of the  securities  in that index rise on a given day and should lose  approximately  twice as much when such  prices  decline on that day.
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                    ------------------------------------------------------------------------------------------------ -----------------------
 U.S. GOV'T BOND    ProFund VP U.S.  Government  Plus: seeks daily  investment  results,  before fees and expenses,   ProFund Advisors LLC
                    that  correspond to 125% of the daily price  movement of the most recently  issued 30-year U.S.
                    Treasury Bond.
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      STYLE/                                        INVESTMENT OBJECTIVES/POLICIES                                         PORTFOLIO
       TYPE                                                                                                                 ADVISOR/
                                                                                                                          SUB-ADVISOR
------------------- ------------------------------------------------------------------------------------------------
                    ------------------------------------------------------------------------------------------------ -----------------------
 U.S. GOV'T BOND    ProFund VP Rising Rates Opportunity:  seeks daily investment results, before fees and expenses,   ProFund Advisors LLC
                    that  correspond  to 125% of the inverse  (opposite)  of the daily  price  movement of the most recently  issued  30-year U.S.  Treasury  Bond.  If the  Portfolio is successful in meeting its objective,  the net asset value of the Portfolio's  shares should decrease in proportion to any daily increase in the price of the 30-year U.S. Treasury Bond on a given day.  Conversely,  the net asset value of shares of the Portfolio  should increase in proportion to any daily decrease in the price of the 30-year U.S. Treasury Bond on a given day.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
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The First Trust(R)10 Uncommon  Values  Portfolio of the First Defined  Portfolio  Fund LLC invests in the  securities of a relatively few number of issuers.  Since the assets of the  Portfolio are invested in a limited  number of issuers,  the net asset value of the
Portfolio may be more  susceptible  to a single  adverse  economic,  political or regulatory  occurrence.  The Portfolio may also be subject to  additional  market risk due to its policy of  investing  based on an  investment  strategy and  generally  not buying or selling  securities in response to market  fluctuations.  The Portfolio's  relative lack of diversity and limited ongoing management may subject Owners to greater market risk than other portfolios.

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------------------- ------------------------------------------------------------------------------------------------ -----------------------
    LARGE CAP       First Trust(R)10 Uncommon  Values:  seeks to provide  above-average  capital  appreciation.  The
                    Portfolio  seeks to achieve its  objective  by  investing  primarily  in the ten common  stocks selected by the Investment  Policy Committee of Lehman Brothers Inc.  ("Lehman  Brothers") with
                    the assistance of the Research  Department of Lehman  Brothers which, in their opinion have the   First Trust Advisors
      BLEND         greatest  potential for capital  appreciation  during the next year. The stocks included in the           L.P.
                    Portfolio  are adjusted  annually on or about July 1st in  accordance  with the  selections  of
                    Lehman Brothers.
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                    ------------------------------------------------------------------------------------------------ -----------------------
      INTER-        The  Prudential  Series  Fund,  Inc.  - SP  Jennison  International  Growth:  seeks to  provide
                    long-term   growth  of  capital.   The   Portfolio   pursues  its  objective  by  investing  in
                    equity-related  securities of foreign  issuers that the  Sub-advisor  believes will increase in
                    value over a period of years.  The  Portfolio  invests  primarily  in the common stock of large        Prudential
                    and  medium-sized  foreign  companies.  Under normal  circumstances,  the Portfolio  invests at     Investments LLC/
 NATIONAL EQUITY    least 65% of its total  assets in common  stock of foreign  companies  operating or based in at   Jennison Associates
                    least five different  countries.  The Portfolio  looks  primarily for stocks of companies whose           LLC
                    earnings are growing at a faster rate than other companies and that have  above-average  actual and  potential  earnings  growth  over  the long  term and  strong  financial  and  operational characteristics.
------------------- ------------------------------------------------------------------------------------------------ -----------------------

"Standard & Poor's(R)," "S&P(R)," "S&P 500(R)," "Standard & Poor's 500," and "500" are trademarks of the McGraw-Hill  Companies,  Inc. and have been licensed for use by American Skandia Investment Services,  Incorporated.  The Portfolio is not sponsored,  endorsed,  sold or promoted by Standard & Poor's and  Standard & Poor's  makes no  representation  regarding  the  advisability  of investing in the
Portfolio.

The First Trust(R)10 Uncommon Values  portfolio is not sponsored or created by Lehman  Brothers,  Inc.  ("Lehman  Brothers").  Lehman
Brothers' only  relationship  to First Trust is the licensing of certain  trademarks  and trade names of Lehman  Brothers and of the
"10 Uncommon  Values" which is  determined,  composed and calculated by Lehman  Brothers  without regard to First Trust or the First
Trust(R)10 Uncommon Values portfolio.

Dow Jones has no  relationship  to the ProFunds VP, other than the  licensing of the Dow Jones sector  indices and its service marks for use in  connection  with the ProFunds VP. The ProFunds VP are not  sponsored,  endorsed,  sold, or promoted by Standard & Poor's or NASDAQ,  and neither  Standard & Poor's nor NASDAQ  makes any  representations  regarding  the  advisability  of investing in the
ProFunds VP.

WHAT ARE THE FIXED INVESTMENT OPTIONS?
We offer fixed  investment  options of  different  durations  during the  accumulation  period.  These  "Fixed  Allocations"  earn a guaranteed  fixed rate of interest for a specified  period of time,  called the "Guarantee  Period." In most states,  we offer Fixed
Allocations  with Guarantee  Periods from 1 to 10 years.  We may also offer special  purpose Fixed  Allocations for use with certain optional  investment  programs.  We guarantee the fixed rate for the entire Guarantee Period.  However,  if you withdraw or transfer
Account Value before the end of the Guarantee  Period,  we will adjust the value of your  withdrawal or transfer based on a formula, called a "Market Value  Adjustment."  The Market Value  Adjustment  can either be positive or negative,  depending on the rates that are currently  being  credited on Fixed  Allocations.  Please refer to the section  entitled  "How does the Market Value  Adjustment
Work?" for a description  of the formula along with examples of how it is  calculated.  You may allocate  Account Value to more than one Fixed Allocation at a time.

Fixed  Allocations  may not be available in all states.  Availability  of Fixed  Allocations  is subject to change and may differ by state and by the annuity product you purchase.  Please call American Skandia at  1-800-766-4530  to determine  availability of Fixed
Allocations in your state and for your annuity product.

FEES AND CHARGES

WHAT ARE THE CONTRACT FEES AND CHARGES?

Contingent  Deferred  Sales Charge:  We do not deduct a sales charge from Purchase  Payments you make to your Annuity.  However,  we may deduct a Contingent  Deferred  Sales Charge or CDSC if you  surrender  your Annuity or when you make a partial  withdrawal.  The
CDSC reimburses us for expenses related to sales and distribution of the Annuity,  including  commissions,  marketing  materials and other  promotional  expenses.  The CDSC is calculated as a percentage of your Purchase Payment being surrendered or withdrawn during the applicable  Annuity Year.  For purposes of  calculating  the CDSC, we consider the year following the date we receive a Purchase
Payment as Year 1. The amount of the CDSC  applicable  to each  Purchase  Payment  decreases  over time,  measured from the date the
Purchase Payment is applied.  The CDSC percentages are shown below.

                           ------------------ ------- ----- ------ ------ ------ ----- ------ ------

                           YEARS                1      2      3      4      5     6      7     8+
                           ------------------ ------- ----- ------ ------ ------ ----- ------ ------
                           ------------------ ------- ----- ------ ------ ------ ----- ------ ------

                           CHARGE (%)          6.0    6.0    5.0    5.0    4.0   3.0    2.0     0
                           ------------------ ------- ----- ------ ------ ------ ----- ------ ------

Each Purchase  Payment has its own CDSC period.  When you make a  withdrawal,  we assume that the oldest  Purchase  Payment is being withdrawn  first so that the lowest CDSC is deducted  from the amount  withdrawn.  After seven (7) complete  years from the date you make a Purchase Payment,  no CDSC will be assessed if you withdraw or surrender that Purchase Payment.  Under certain  circumstances you can  withdraw a limited  amount of Account  Value  without  paying a CDSC.  This is  referred  to as a "Free  Withdrawal."  Free
Withdrawals  are not treated as a withdrawal of Purchase  Payments for purposes of calculating  the CDSC on a subsequent  withdrawal or  surrender.  Withdrawals  of amounts  greater than the maximum  Free  Withdrawal  amount are treated as a withdrawal  of Purchase
Payments and will be assessed a CDSC.  For purposes of  calculating  the CDSC on a surrender or a partial  withdrawal,  the Purchase
Payments being  withdrawn may be greater than your remaining  Account Value or the amount of your withdrawal  request.  This is most likely to occur if you have made prior  withdrawals  under the Free  Withdrawal  provision or if your Account  Value has declined in value due to negative market performance.

We may  waive  the CDSC  under  certain  medically-related  circumstances  or when  taking a Minimum  Distribution  from an  Annuity purchased  as a  "qualified"  investment.  Free  Withdrawals,  Medically-Related  Surrenders  and  Minimum  Distributions  are  each explained more fully in the section entitled "Access to Your Account Value".

Exceptions to the Contingent Deferred Sales Charge
We do not apply the CDSC  provision  on  Annuities  owned by:  (a) any parent  company,  affiliate  or  subsidiary  of ours;  (b) an
officer,  director,  employee,  retiree,  sales  representative,  or  in  the  case  of  an  affiliated  broker-dealer,   registered
representative  of such  company;  (c) a director,  officer or trustee of any  underlying  mutual fund;  (d) a director,  officer or employee of any investment manager,  sub-advisor,  transfer agent,  custodian,  auditing,  legal or administrative services provider that is providing investment management,  advisory, transfer agency,  custodianship,  auditing, legal and/or administrative services to an underlying  mutual fund or any affiliate of such firm; (e) a director,  officer,  employee or registered  representative  of a broker-dealer  or  insurance  agency that has a then current  selling  agreement  with us and/or with  American  Skandia  Marketing,
Incorporated;  (f) a director,  officer,  employee or authorized  representative  of any firm  providing us or our  affiliates  with regular legal, actuarial, auditing,  underwriting,  claims,  administrative,  computer support, marketing, office or other services;
(g) the then  current  spouse of any such person noted in (b) through  (f),  above;  (h) the parents of any such person noted in (b)
through (g),  above;  (i) the  child(ren) or other legal  dependent  under the age of 21 of any such person noted in (b) through (h)
above; and (j) the siblings of any such persons noted in (b) through (h) above.

Annual  Maintenance Fee: During the accumulation  period we deduct an Annual  Maintenance Fee. The Annual  Maintenance Fee is $35.00
or 2% of your Account Value invested in the variable  investment  options,  whichever is less. This fee will be deducted annually on the  anniversary  of the Issue Date of your Annuity or, if you surrender  your Annuity  during the Annuity Year, the fee is deducted at the time of surrender.  We may increase the Annual  Maintenance  Fee.  However,  any increase will only apply to Annuities issued after the date of the increase.

Optional  Benefits:  If you elect to purchase  one or more  optional  benefits,  we will deduct the annual  charge from your Account
Value on the  anniversary  of your  Annuity's  Issue Date.  Under  certain  circumstances,  we may deduct a pro-rata  portion of the annual  charge for any  optional  benefit.  The charge for each  optional  Death  Benefit is deducted  in addition to the  Insurance
Charge due to the increased  insurance  risk  associated  with the optional  Death  Benefits.  Please refer to the section  entitled
"Death  Benefit" for a description  of the charge for each Optional Death Benefit.  Please refer to the section  entitled  "Managing
Your Account Value - Do you offer  programs  designed to guarantee a "return of premium" at a future date?" for a description of the charge for the Guaranteed Return Option.

Transfer  Fee:  Currently,  you may make twenty (20) free  transfers  between  investment  options each Annuity Year. We will charge
$10.00 for each  transfer  after the  twentieth in each Annuity  Year.  We do not consider  transfers  made as part of a dollar cost averaging  program when we count the twenty free  transfers.  Transfers made as part of a rebalancing,  market timing or third party investment  advisory  service will be subject to the  twenty-transfer  limit.  However,  all transfers  made on the same day will be treated as one (1)  transfer.  Renewals or transfers of Account Value from a Fixed  Allocation  at the end of its  Guarantee  Period
are not  subject  to the  Transfer  Fee and are not  counted  toward  the twenty  free  transfers.  We may reduce the number of free transfers  allowable  each  Annuity  Year  (subject to a minimum of eight)  without  charging a Transfer  Fee unless you make use of electronic  means to transmit  your  transfer  requests.  We may  eliminate  the  Transfer  Fee for  transfer  requests  transmitted electronically or through other means that reduce our processing costs.

Tax  Charges:  Several  states and some  municipalities  charge  premium  taxes or similar  taxes.  The amount of tax will vary from jurisdiction  to  jurisdiction  and is subject to change.  The tax charge  currently  ranges up to 3 1/2%. We generally will deduct the amount of tax payable at the time the tax is imposed,  but may also decide to deduct tax charges from each  Purchase  Payment at the time of a withdrawal  or surrender of your Annuity or at the time you elect to begin  receiving  annuity  payments.  We may assess a charge against the Sub-accounts and the Fixed Allocations equal to any taxes which may be imposed upon the separate accounts.

WHAT CHARGES APPLY SOLELY TO THE VARIABLE INVESTMENT OPTIONS?

Insurance  Charge:  We deduct an  Insurance  Charge  daily  against the average  daily assets  allocated  to the  Sub-accounts.  The
Insurance  Charge is the  combination  of the Mortality & Expense Risk Charge (0.85%) and the  Administration  Charge  (0.15%).  The
total charge is equal to 1.00% on an annual basis.  The Insurance  Charge is intended to compensate  American  Skandia for providing the insurance  benefits under the Annuity,  including the Annuity's  basic death benefit that provides  guaranteed  benefits to your beneficiaries  even if the market  declines  and the risk that persons we  guarantee  annuity  payments to will live longer than our assumptions.  The charge also covers  administrative costs associated with providing the Annuity benefits,  including preparation of the contract,  confirmation  statements,  annual account statements and annual reports, legal and accounting fees as well as various related  expenses.  Finally,  the charge  covers the risk that our  assumptions  about the mortality  risks and expenses  under this
Annuity are  incorrect and that we have agreed not to increase  these  charges over time despite our actual  costs.  We may increase the portion of the total Insurance Charge that is deducted as an  Administration  Charge.  However,  any increase will only apply to
Annuities issued after the date of the increase.

American  Skandia may make a profit on the Insurance  Charge if, over time,  the actual cost of providing the  guaranteed  insurance obligations  under the Annuity are less than the amount we deduct for the  Insurance  Charge.  To the extent we make a profit on the
Insurance  Charge,  such profit may be used for any other  corporate  purpose,  including  payment of other  expenses  that American
Skandia incurs in promoting, distributing, issuing and administering the Annuity.

The  Insurance  Charge is not deducted  against  assets  allocated  to a Fixed  Allocation.  However,  the amount we credit to Fixed
Allocations may also reflect similar assumptions about the insurance guarantees provided under the Annuity.

WHAT CHARGES ARE ASSESSED BY THE PORTFOLIOS?
We do not assess any charges directly  against the Portfolios.  However,  each Portfolio  charges a total annual fee comprised of an investment  management  fee,  operating  expenses  and any  distribution  and service  (12b-1)  fees that may apply.  These fees are deducted  daily by each  Portfolio  before it provides  American  Skandia with the net asset value as of the close of business  each day.  More  detailed  information  about fees and  charges  can be found in the  prospectuses  for the  Portfolios.  Please also see
"Service Fees Payable by Underlying Funds".

WHAT CHARGES APPLY TO THE FIXED ALLOCATIONS?
No specific fee or expenses are deducted when determining the rate we credit to a Fixed  Allocation.  However,  for some of the same reasons that we deduct the Insurance  Charge against Account Value allocated to the  Sub-accounts,  we also take into  consideration mortality,  expense,  administration,  profit and other factors in determining  the interest  rates we credit to Fixed  Allocations.
Any CDSC or Tax Charge applies to amounts that are taken from the variable  investment  options or the Fixed  Allocations.  A Market
Value Adjustment may also apply to transfers, certain withdrawals, surrender or annuitization from a Fixed Allocation.

WHAT CHARGES APPLY IF I CHOOSE AN ANNUITY PAYMENT OPTION?
In certain states a tax is due if and when you exercise your right to receive  periodic  annuity  payments.  The amount payable will depend on the applicable  jurisdiction  and on the annuity  payment  option you select.  If you select a fixed payment  option,  the amount of each fixed payment will depend on the Account  Value of your Annuity when you elected to  annuitize.  There is no specific charge  deducted  from these  payments;  however,  the amount of each  annuity  payment  reflects  assumptions  about our  insurance expenses.  If you select a variable  payment option that we may offer,  then the amount of your benefits will reflect changes in the value of your Annuity and will continue to be subject to an insurance charge.

EXCEPTIONS/REDUCTIONS TO FEES AND CHARGES
We may reduce or eliminate  certain  fees and charges or alter the manner in which the  particular  fee or charge is  deducted.  For example,  we may  reduce  the  amount of the CDSC or the length of time it  applies,  reduce or  eliminate  the amount of the Annual
Maintenance  Fee or reduce the  portion of the total  Insurance  Charge that is deducted  as an  Administration  Charge.  Generally, these types of changes will be based on a reduction to our sales,  maintenance or  administrative  expenses due to the nature of the individual or group  purchasing  the Annuity.  Some of the factors we might consider in making such a decision are: (a) the size and type of group; (b) the number of Annuities  purchased by an Owner;  (c) the amount of Purchase  Payments or likelihood of additional
Purchase Payments;  and/or (d) other transactions where sales,  maintenance or administrative  expenses are likely to be reduced. We will not discriminate  unfairly between Annuity  purchasers if and when we reduce the portion of the Insurance Charge  attributed to the charge covering administrative costs.

PURCHASING YOUR ANNUITY

WHAT ARE OUR REQUIREMENTS FOR PURCHASING THE ANNUITY?

Initial  Purchase  Payment:  You must make a minimum initial Purchase  Payment of $10,000.  However,  if you decide to make payments under a systematic  investment or "bank drafting"  program,  we will accept a lower initial Purchase  Payment provided that,  within the first Annuity Year, you make at least $10,000 in total Purchase Payments.

Where allowed by law,  initial  Purchase  Payments in excess of $1,000,000  require our approval prior to  acceptance.  We may apply certain limitations and/or  restrictions on the Annuity as a condition of our acceptance,  including limiting the liquidity features or the Death Benefit protection provided under the Annuity,  limiting the right to make additional  Purchase Payments,  changing the number of transfers  allowable  under the Annuity or restricting  the  Sub-accounts  that are available.  Other  limitations  and/or restrictions may apply.

Except as noted below,  Purchase  Payments  must be submitted by check drawn on a U.S.  bank, in U.S.  dollars,  and made payable to
American  Skandia.  Purchase  Payments  may also be  submitted  via 1035  exchange  or  direct  transfer  of  funds.  Under  certain circumstances,  Purchase  Payments may be transmitted to American  Skandia via wiring funds through your  investment  professional's broker-dealer  firm.  Additional  Purchase Payments may also be applied to your Annuity under an arrangement  called "bank drafting"
where you  authorize  us to deduct  money  directly  from your bank  account.  We may reject any  payment  if it is  received  in an unacceptable form.  Our acceptance of a check is subject to our ability to collect funds.

Age  Restrictions:  There is no age  restriction  to purchase  the  Annuity.  However,  the basic  Death  Benefit  provides  greater protection  for persons  under age 70 if the contract was purchased  before May 1, 2001,  and age 85 if the contract is purchased on or after May 1, 2001.  You should  consider  your need to access your Account  Value and whether the  Annuity's  liquidity  features will satisfy that need.  If you take a  distribution  prior to age 591/2, you may be subject to a 10% penalty in addition to ordinary income taxes on any gain. The  availability  of certain  optional  benefits may vary based on the age of the Owner on the Issue Date of the Annuity.

Owner, Annuitant and Beneficiary Designations: On your Application, we will ask you to name the Owner(s), Annuitant and one or more Beneficiaries for your Annuity.

|X|      Owner:  The  Owner(s)  holds all rights  under the  Annuity.  You may name more than one Owner in which case all  ownership
         -----
       rights are held  jointly.  However,  this  Annuity does not provide a right of  survivorship.  Refer to the Glossary of Terms for a complete description of the term "Owner."
|X|      Annuitant:  The  Annuitant is the person we agree to make annuity  payments to and upon whose life we continue to make such
         ---------
       payments.  You must name an Annuitant who is a natural  person.  We do not accept a designation  of joint  Annuitants  during the accumulation  period. Where allowed by law, you may name one or more Contingent  Annuitants.  A Contingent Annuitant will become the Annuitant if the Annuitant  dies before the Annuity Date.  Please refer to the discussion of  "Considerations  for
       Contingent Annuitants" in the Tax Considerations section of the Prospectus.
|X|      Beneficiary:  The  Beneficiary  is the  person(s) or entity you name to receive the death  benefit.  If no  beneficiary  is
         -----------
       named the death benefit will be paid to you or your estate.

Your right to make  certain  designations  may be limited if your  Annuity is to be used as an IRA or other  "qualified"  investment that is given  beneficial  tax treatment  under the Code.  You should seek  competent tax advice on the income,  estate and gift tax implications of your designations.

MANAGING YOUR ANNUITY

MAY I CHANGE THE OWNER, ANNUITANT AND BENEFICIARY DESIGNATIONS?
You may change the Owner,  Annuitant and  Beneficiary  designations  by sending us a request in writing.  Where allowed by law, such changes will be subject to our acceptance.  Some of the changes we will not accept include, but are not limited to:
|X|      a new  Owner  subsequent  to  the  death  of the  Owner  or  the  first  of  any  joint  Owners  to  die,  except  where  a spouse-Beneficiary has become the Owner as a result of an Owner's death;
|X|      a new Annuitant subsequent to the Annuity Date;
|X|      for "non-qualified" investments, a new Annuitant prior to the Annuity Date if the Annuity is owned by an entity; and
|X|      a change in Beneficiary if the Owner had previously made the designation irrevocable.

Spousal Owners/Spousal Beneficiaries
If an Annuity is co-owned by spouses,  we will assume that the sole primary  Beneficiary is the surviving spouse unless you elect an alternative  Beneficiary  designation.  Unless you elect an alternative  Beneficiary  designation,  upon the death of either spousal
Owner,  the surviving  spouse may elect to assume  ownership of the Annuity instead of taking the Death Benefit  payment.  The Death
Benefit  that would have been  payable  will be the new  Account  Value of the  Annuity as of the date of due proof of death and any required  proof of a spousal  relationship.  As of the date the  assumption  is effective,  the  surviving  spouse will have all the rights and  benefits  that would be  available  under the Annuity to a new  purchaser  of the same  attained  age.  For  purposes of determining  any future Death Benefit for the beneficiary of the surviving  spouse,  the new Account Value will be considered as the initial Purchase  Payment.  No CDSC will apply to the new Account Value.  However,  any additional  Purchase  Payments applied after the date the assumption is effective will be subject to all provisions of the Annuity, including the CDSC when applicable.

Spousal Contingent Annuitant
If the Annuity is owned by an entity and the surviving spouse is named as a Contingent  Annuitant,  upon the death of the Annuitant, the  surviving  spouse  will  become the  Annuitant.  No Death  Benefit is payable  upon the death of the  Annuitant.  However,  the
Account  Value  of the  Annuity  as of the  date of due  proof of death of the  Annuitant  (and any  required  proof of the  spousal relationship) will reflect the amount that would have been payable had a Death Benefit been paid.

MAY I RETURN THE ANNUITY IF I CHANGE MY MIND?
If after  purchasing  your Annuity you change your mind and decide that you do not want it, you may return it to us within a certain period of time known as a right to cancel  period.  This is often  referred  to as a  "free-look."  Depending  on the state in which you purchased your Annuity and, in some states,  if you purchased the Annuity as a replacement  for a prior  contract,  the right to cancel period may be ten (10) days,  twenty-one (21) days or longer,  measured from the time that you received your Annuity.  If you return your Annuity during the  applicable  period,  we will refund your current  Account Value plus any tax charge  deducted.  This amount may be higher or lower than your  original  Purchase  Payment.  Where  required by law, we will return your  current  Account
Value or the amount of your  initial  Purchase  Payment,  whichever  is  greater.  The same  rules may apply to an  Annuity  that is purchased as an IRA. In any situation  where we are required to return the greater of your  Purchase  Payment or Account  Value,  we may  allocate  your  Account  Value to the AST Money  Market  Sub-account  during the right to cancel  period  and for a  reasonable additional amount of time to allow for delivery of your Annuity.

MAY I MAKE ADDITIONAL PURCHASE PAYMENTS?
The  minimum  amount  that we accept as an  additional  Purchase  Payment  is $100  unless you  participate  in  American  Skandia's
Systematic  Investment Plan or a periodic  purchase  payment  program.  We will allocate any additional  Purchase  Payments you make according to your most recent allocation instructions, unless you request new allocations when you submit a new Purchase Payment.

ADDITIONAL AMOUNTS ON QUALIFYING PURCHASE PAYMENTS
Under certain  circumstances we may credit Additional  Amounts to your Annuity if you submit a large initial or subsequent  Purchase
Payment.  Each  Purchase  Payment must qualify  separately to receive any  Additional  Amounts.  As of the date of this  Prospectus,
Additional  Amounts  are  being  offered.  However,  we may  modify,  suspend  or  terminate  this  program  at any time at our sole discretion.  Any Additional Amounts are provided from our general account.

Additional  Amounts  are  payable  as a  percentage  of the  qualifying  Purchase  Payment  made to your  Annuity  according  to the breakpoints  shown  below.  The  percentage  also  depends on the age of the  oldest of any Owner on the date we apply the  Purchase
Payment to your Annuity.  If the Owner of the Annuity is an entity, the age is determined based on the age of the Annuitant.

                   ----------------------------------------- -------------------------------------
                                                                      Additional Amount*
                                                             Less than Age 80    Age 80 or more
                   ----------------------------------------- ------------------ ------------------
                   ----------------------------------------- ------------------ ------------------
                   Between $1,000,000 and $4,999,999               2.0%               1.0%
                   ----------------------------------------- ------------------ ------------------
                   ----------------------------------------- ------------------ ------------------
                   $5,000,000 or greater                           3.0%               1.5%
                   ----------------------------------------- ------------------ ------------------
                    *  as a percentage of the Purchase Payment.

Additional Amounts are not offered on Purchase Payments of less than $1 million.

How are Additional Amounts applied to my Account Value?
Any Additional  Amounts are allocated to your Account Value at the time the qualifying  Purchase  Payment is applied to your Account
Value.  Additional Amounts are allocated to the investment options in the same ratio as the applicable Purchase Payment is applied.

Special Treatment of Additional Amounts
|X|      Any  Additional  Amounts  applied to your  Annuity can be recovered by American  Skandia if you elect to  "free-look"  your
     Annuity.  The amount returned to you will not include any Additional Amounts.
|X|      We do not consider Additional Amounts to be "investment in the contract" for income tax purposes.
|X|      You may not withdraw any  Additional  Amounts under the Free  Withdrawal  provision  without  assessment of the  Contingent
     Deferred Sales Charge  (see "Can I make withdrawals from my Annuity without a CDSC?").

Additional Amounts applied to estimated Purchase Payments
Under certain  circumstances,  we may consider two or more separate Purchase Payments as if they had been submitted at the same time when  determining the percentage to apply based on the breakpoints  described  above. To make use of this procedure,  often referred to as a "letter of intent",  you must provide  evidence of your  intention to submit the  cumulative  additional  Purchase  Payments within a 13-month  period.  A letter of intent  must be  provided  to us prior to the Issue Date to be  effective.  Acceptance  of a letter of intent is at our sole discretion and may be subject to restrictions as to the minimum initial  Purchase  Payment that must be submitted to receive the next higher breakpoint.

Failure  to inform us that you  intend to submit two or more large  Purchase  Payments  within a 13-month  period may result in your
Annuity being credited no Additional Amounts or fewer Additional Amounts than would otherwise be credited to your Annuity.

If you  submit a letter of intent and  receive  Additional  Amounts  that  otherwise  would not have  applied  BUT do not submit the required Purchase  Payments during the 13-month period as required by your letter of intent,  we may recover any Additional  Amounts pro-rata from the  investment  options based on your Account Value as of the date we act to recover the Additional  Amounts.  If the amount of the recovery  exceeds your then current  Surrender  Value, we will recover all remaining  Account Value and terminate your
Annuity.

MAY I MAKE SCHEDULED PAYMENTS DIRECTLY FROM MY BANK ACCOUNT?
You can make  additional  Purchase  Payments to your Annuity by  authorizing  us to deduct money directly from your bank account and
              ----------
applying it to your  Annuity.  This type of program is often called "bank  drafting".  We call our bank drafting  program  "American
Skandia's  Systematic  Investment  Plan."  Purchase  Payments  made  through  bank  drafting  may only be  allocated to the variable investment  options when applied.  Bank  drafting  allows you to invest in your Annuity with a lower initial  Purchase  Payment,  as long as you  authorize  payments  that will equal at least  $10,000  during the first 12 months of your  Annuity.  We may suspend or cancel bank drafting privileges if sufficient funds are not available from the applicable  financial  institution on any date that a transaction is scheduled to occur.

MAY I MAKE PURCHASE PAYMENTS THROUGH A SALARY REDUCTION PROGRAM?
These types of programs are only available with certain types of qualified  investments.  If your employer  sponsors such a program, we may agree to accept periodic  Purchase  Payments through a salary  reduction  program as long as the allocations are made only to variable investment options and the periodic Purchase Payments received in the first year total at least $10,000.

MANAGING YOUR ACCOUNT VALUE

HOW AND WHEN ARE PURCHASE PAYMENTS INVESTED?
(See "Valuing Your Investment" for a description of our procedure for pricing initial and subsequent Purchase Payments.)

Initial Purchase  Payment:  Once we accept your  application,  we invest your net Purchase Payment in the Annuity.  The net Purchase
Payment is your initial  Purchase  Payment minus any tax charges that may apply.  On your  application we ask you to provide us with instructions  for  allocating  your Account  Value.  You can allocate  Account Value to one or more variable  investment  options or
Fixed Allocations.

In those  states  where we are  required  to return your  Purchase  Payment if you  exercise  your right to return the  Annuity,  we initially  allocate  all  amounts  that  you  choose  to  allocate  to the  variable  investment  options  to the AST  Money  Market
Sub-account.  At the end of the  right to cancel  period  we will  reallocate  your  Account  Value  according  to your most  recent allocation  instructions.  Where permitted by law, we will allocate your Purchase Payments  according to your initial  instructions, without  temporarily  allocating  to the AST Money Market  Sub-account.  To do this,  we will ask that you execute our form called a
"return  waiver" that authorizes us to allocate your Purchase  Payment to your chosen  Sub-accounts  immediately.  If you submit the
"return  waiver" and then decide to return your Annuity  during the right to cancel  period,  you will receive your current  Account
Value which may be more or less than your initial Purchase Payment (see "May I Return the Annuity if I Change my Mind?").

Subsequent  Purchase  Payments:  We will allocate any additional  Purchase  Payments you make  according to your current  allocation instructions.  If any rebalancing or asset  allocation  programs are in effect,  the allocation  should conform with such a program.
We assume that your current  allocation  instructions  are valid for subsequent  Purchase  Payments until you make a change to those allocations or request new allocations when you submit a new Purchase Payment.

ARE THERE RESTRICTIONS OR CHARGES ON TRANSFERS BETWEEN INVESTMENT OPTIONS?
During the accumulation period you may transfer Account Value between investment  options.  Transfers are not subject to taxation on any gain.  We  currently  limit the  number of  Sub-accounts  you can  invest in at any one time to twenty  (20).  However,  you can invest in an unlimited  number of Fixed  Allocations.  We may require a minimum of $500 in each  Sub-account  you  allocate  Account
Value to at the time of any  allocation  or transfer.  If you request a transfer  and, as a result of the  transfer,  there would be less than $500 in the Sub-account,  we may transfer the remaining  Account Value in the Sub-account pro rata to the other investment options to which you transferred.

We may  impose  specific  restrictions  on  financial  transactions  for  certain  Portfolios  based on the  Portfolio's  investment restrictions.  Currently,  any purchase,  redemption or transfer involving the Rydex or ProFunds VP Sub-accounts must be received by us no later than one hour prior to any announced closing of the applicable  securities exchange (generally,  3:00 p.m. Eastern time)
to be processed on the current  Valuation Day. The "cut-off" time for such financial  transactions  involving a Rydex or ProFunds VP
Sub-account  will be  extended  to1/2hour prior to any  announced  closing  (generally,  3:30 p.m.  Eastern  time) for  transactions submitted electronically through American Skandia's Internet website (www.americanskandia.com).

Currently,  we charge $10.00 for each transfer after the twentieth (20th) in each Annuity Year,  including transfers made as part of any rebalancing,  market timing,  asset allocation or similar program which you have authorized.  Transfers made as part of a dollar cost  averaging  program do not count toward the twenty free  transfer  limit.  Renewals or transfers of Account  Value from a Fixed
Allocation at the end of its Guarantee  Period are not subject to the transfer  charge.  We may reduce the number of free  transfers allowable  each  Annuity Year  (subject to a minimum of eight)  without  charging a Transfer  Fee unless you make use of  electronic means to transmit your transfer  requests.  We may eliminate the Transfer Fee for transfer  requests  transmitted  electronically or through other means that reduce our processing costs.

We reserve the right to limit the number of  transfers  in any Annuity  Year for all  existing  or new Owners.  We also  reserve the right to limit the number of  transfers in any Annuity  Year or to refuse any  transfer  request for an Owner or certain  Owners if:
(a) we believe that excessive  trading or a specific  transfer request or group of transfer  requests may have a detrimental  effect on Unit Values or the share prices of the  Portfolios;  or (b) we are informed by one or more of the Portfolios that the purchase or redemption  of shares must be  restricted  because of  excessive  trading or a specific  transfer or group of transfers is deemed to have a detrimental  effect on the share prices of affected  Portfolios.  Without  limiting the above, the most likely scenario where either of the above could occur would be if the aggregate  amount of a trade or trades  represented a relatively large proportion of the total assets of a particular  Portfolio.  Under such a circumstance,  we will process  transfers  according to our rules then in effect and provide  notice if the  transfer  request was denied.  If a transfer  request is denied,  a new  transfer  request may be required.

DO YOU OFFER DOLLAR COST AVERAGING?
Yes. We offer Dollar Cost Averaging during the accumulation  period.  Dollar Cost Averaging  allows you to  systematically  transfer an amount  each month from one  investment  option to one or more other  investment  options.  You can choose to  transfer  earnings only,  principal  plus  earnings  or a flat  dollar  amount.  Dollar  Cost  Averaging  allows you to invest  regularly  each  month, regardless  of the current unit value (or price) of the  Sub-account(s)  you invest in. This enables you to purchase more units when the market  price is low and fewer  units  when the market  price is high.  This may  result in a lower  average  cost of units over time.  However,  there is no guarantee that Dollar Cost  Averaging will result in a profit or protect  against a loss in a declining market.  We do not deduct a charge for participating in a Dollar Cost Averaging program.

You must have a minimum Account Value of at least $10,000 to enroll in a Dollar Cost Averaging program.

You can Dollar Cost Average from variable  investment  options or Fixed  Allocations.  Dollar Cost Averaging from Fixed  Allocations is subject to a number of rules that include, but are not limited to the following:
|X|      You may only use Fixed Allocations with Guarantee Periods of 1, 2 or 3 years.
|X|      You may only Dollar Cost Average  earnings or principal  plus  earnings.  If  transferring  principal  plus  earnings,  the program must be designed to last the entire Guarantee Period for the Fixed Allocation.
|X|      Dollar Cost Averaging transfers from Fixed Allocations are not subject to a Market Value Adjustment.

NOTE:  When a Dollar Cost Averaging  program is established  from a Fixed  Allocation,  the fixed rate of interest we credit to your
Account  Value is applied to a declining  balance due to the  transfers of Account  Value to the  Sub-accounts  during the Guarantee
Period.  This will reduce the effective rate of return on the Fixed Allocation over the Guarantee Period.

DO YOU OFFER ANY AUTOMATIC REBALANCING PROGRAMS?
Yes. During the accumulation  period,  we offer automatic  rebalancing  among the variable  investment  options you choose.  You can choose to have your Account  Value  rebalanced  quarterly,  semi-annually,  or annually.  On the  appropriate  date,  your  variable investment  options are  rebalanced  to the  allocation  percentages  you request.  For example,  over time the  performance  of the variable  investment  options will differ,  causing your percentage  allocations to shift. With automatic  rebalancing,  we transfer the appropriate amount from the "overweighted"  Sub-accounts to the  "underweighted"  Sub-accounts to return your allocations to the percentages  you request.  If you request a transfer  from or into any variable  investment  option  participating  in the automatic rebalancing  program,  we will assume that you wish to change your rebalancing  percentages as well, and will  automatically  adjust the rebalancing percentages in accordance with the transfer unless we receive alternate instructions from you.

You must have a minimum  Account Value of at least $10,000 to enroll in automatic  rebalancing.  All  rebalancing  transfers made on the same day as part of an automatic  rebalancing  program are considered as one transfer when counting the number of transfers each year toward the maximum number of free transfers.  We do not deduct a charge for participating in an automatic rebalancing program.

DO YOU OFFER PROGRAMS DESIGNED TO GUARANTEE A "RETURN OF PREMIUM" AT A FUTURE DATE?
Yes. We offer two different  programs for investors who wish to invest in the variable  investment  options but also wish to protect their  principal,  at least as of a specific date in the future.  You may not want to use either of these  programs if you expect to begin taking annuity payments before the program would be completed.

Balanced Investment Program
We offer a balanced  investment  program where a portion of your Account Value is allocated to a Fixed  Allocation and the remaining
Account  Value is  allocated  to the  variable  investment  options  that you  select.  When you enroll in the  Balanced  Investment
Program,  you choose the duration that you wish the program to last.  This  determines the duration of the Guarantee  Period for the
Fixed  Allocation.  Based on the fixed rate for the  Guarantee  Period  chosen,  we calculate the portion of your Account Value that must be allocated to the Fixed  Allocation to grow to a specific  "principal  amount" (such as your initial  Purchase  Payment).  We determine  the amount based on the rates then in effect for the Guarantee  Period you choose.  If you continue the program until the end of the Guarantee  Period and make no withdrawals or transfers,  at the end of the Guarantee  Period,  the Fixed  Allocation will have grown to equal the  "principal  amount".  Withdrawals or transfers  from the Fixed  Allocation  before the end of the Guarantee
Period will  terminate the program and may be subject to a Market Value  Adjustment.  You can transfer the Account Value that is not allocated to the Fixed  Allocation  between any of the Sub-accounts  available under the Annuity.  Account Value you allocate to the variable  investment options is subject to market  fluctuations and may increase or decrease in value. We do not deduct a charge for participating in the Balanced Investment Program.

         Example
         Assume  you invest  $100,000.  You  choose a 10-year  program  and  allocate  a portion  of your  Account  Value to a Fixed
         Allocation  with a 10-year  Guarantee  Period.  The rate for the  10-year  Guarantee  Period is 5.33%*.  Based on the fixed interest rate for the Guarantee  Period chosen,  the factor is 0.594948 for determining how much of your Account Value will be  allocated  to the Fixed  Allocation.  That  means  that  $59,495  will be  allocated  to the Fixed  Allocation  and the remaining  Account Value  ($41,505)  will be allocated to the variable  investment  options.  Assuming that you do not make any  withdrawals  from the Fixed  Allocation,  it will grow to $100,000 at the end of the  Guarantee  Period.  Of course we cannot predict the value of the remaining Account Value that was allocated to the variable investment options.

*        The rate in this example is hypothetical and may not reflect the current rate for Guarantee Periods of this duration.

Guaranteed Return Option (GRO)SM
We also offer a seven-year  program  where we monitor your Account Value daily and  systematically  transfer  amounts  between Fixed
Allocations and the variable  investment  options you choose.  American Skandia guarantees that at the end of the seventh (7th) year from  commencement  of the program (or any program  restart date),  you will receive no less than your Account Value on the date you elected to  participate  in the program,  including any  Additional  Amounts (if  applicable)  we applied to your Purchase  Payments
("commencement  value").  On the program  maturity date, if your Account Value is below the  commencement  value,  American  Skandia will apply  additional  amounts to your  Annuity so that it is equal to  commencement  value or your  Account  Value on the date you elect to restart the program  duration.  Any amounts  added to your  Annuity  will be applied to the AST Money  Market  Sub-account, unless you provide us with  alternative  instructions.  We will notify you of any amounts  added to your Annuity  under the program.
We do not consider amounts added to your Annuity to be "investment in the contract" for income tax purposes.

Account Value is only  transferred  to and  maintained in Fixed  Allocations  to the extent we, in our sole  discretion,  deem it is
                 ----
necessary to support our  guarantee  under the program.  This differs  from the Balanced  Investment  Program  where a set amount is allocated to a Fixed Allocation  regardless of the performance of the underlying  Sub-accounts.  With the Guaranteed  Return Option, your  Annuity  is able to  participate  in the  upside  potential  of the  Sub-accounts  while  only  transferring  amounts to Fixed
Allocations  to  protect  against  significant  market  downturns.   NOTE:  If  a  significant  amount  of  your  Account  Value  is systematically  transferred to Fixed  Allocations  during prolonged  market declines,  less of your Account Value may be immediately available to participate in the upside potential of the Sub-accounts if there is a subsequent market recovery.

Each business day we monitor the  performance of your Account Value to determine  whether it is greater than,  equal to or below our
"reallocation  trigger",  described  below.  Based on the  performance  of the  Sub-accounts  in which you choose to  allocate  your
Account  Value  relative  to the  reallocation  trigger,  we may  transfer  some or all of  your  Account  Value  to or from a Fixed
Allocation.  You have  complete  discretion  over the  allocation  of your  Account  Value that  remains  allocated  in the variable investment options.  However, we reserve the right to restrict certain Portfolios if you participate in the program.

|X|      Account  Value  greater than or equal to  reallocation  trigger:  Your Account  Value in the  variable  investment  options remains allocated according to your most recent  instructions.  If a portion of Account Value was previously allocated to a Fixed  Allocation,  those amounts may be transferred  from the Fixed  Allocation and re-allocated to the variable investment options pro-rata according to your current allocations.  A Market Value Adjustment will apply.

|X|      Account  Value  below  reallocation  trigger:  A portion  of your  Account  Value in the  variable  investment  options  is transferred  to a new  Fixed  Allocation.  These  amounts  are  transferred  on a  pro-rata  basis  from the  variable investment  options.  The new Fixed  Allocation  will have a Guarantee  Period equal to the remaining  duration in the
              Guaranteed  Return  Option.  The Account  Value  applied to the new Fixed  Allocation  will be credited with the fixed interest rate then being  applied to a new Fixed  Allocation  of the next higher  yearly  duration.  The Account Value will remain invested in the Fixed Allocation  until the maturity date of the program unless,  at an earlier date, your
              Account  Value is at or above the  reallocation  trigger and amounts can be  transferred  to the  variable  investment options (as described above) while maintaining the guarantee protection under the program.

American  Skandia uses an allocation  mechanism  based on  assumptions  of expected and maximum  market  volatility to determine the reallocation  trigger.  The allocation  mechanism is used to determine the allocation of Account Value between Fixed Allocations and the Sub-accounts you choose.  American  Skandia reserves the right to change the allocation  mechanism and the reallocation  trigger at its discretion.

Program Termination
The Guaranteed  Return Option will  terminate on its maturity  date. You can elect to participate in a new Guaranteed  Return Option or re-allocate  your Account Value at that time.  Upon  termination,  any Account Value allocated to the Fixed  Allocations  will be transferred to the AST Money Market Sub-account, unless you provide us with alternative instructions.

Special Considerations under the Guaranteed Return Option
This program is subject to certain rules and restrictions, including, but not limited to the following:
|X|      You may  terminate  the  Guaranteed  Return  Option at any time.  American  Skandia  does not provide any  guarantees  upon termination of the program.
|X|      Withdrawals  from your  Annuity  while the  program is in effect  will reduce the  guaranteed  amount  under the program in proportion  to your Account Value at the time of the  withdrawal.  Withdrawals  will be subject to all other  provisions of the
     Annuity, including any Contingent Deferred Sales Charge or Market Value Adjustment that would apply.
|X|      Additional  Purchase  Payments  applied  to the  Annuity  while the  program  is in effect  will only  increase  the amount guaranteed; however, all or a portion of any additional Purchase Payments may be allocated to the Fixed Allocations.
|X|      Annuity Owners cannot transfer Account Value to or from a Fixed  Allocation  while  participating in the program and cannot participate  in any dollar cost  averaging  program  that  transfers  Account  Value from a Fixed  Allocation  to the  variable investment options.
|X|      Transfers from Fixed  Allocations will be subject to the Market Value Adjustment  formula under the Annuity;  however,  the
     0.10%  "cushion"  feature of the  formula  will not apply.  A Market  Value  Adjustment  may be either  positive  or  negative.
     Transfer amounts will be taken from the most recently applied Fixed Allocation.
|X|      Transfers from the Sub-accounts to Fixed Allocations or from Fixed  Allocations to the Sub-accounts  under the program will not count toward the maximum number of free transfers allowable under the Annuity.
|X|      The  Guaranteed  Return  Option  will  terminate:  (a) upon the death of the  Owner or the  Annuitant  (in an entity  owned contract); and (b) as of the date Account Value is applied to begin annuity payments.
|X|      You can elect to restart the seven (7) year  program  duration on any  anniversary  of the Issue Date of the  Annuity.  The
     Account  Value on the date the restart is  effective  will become the new  commencement  value.  You can only elect the program once per Annuity Year.

Charges under the Program
We charge a fee of 0.25% of Account  Value per year to  participate  in the  Guaranteed  Return  Option.  The charge is  deducted to compensate  American  Skandia for: (a) the risk that your Account  Value on the maturity date of the program is less than the amount guaranteed;  and (b)  administration  of the program.  The charge is deducted in arrears on an annual basis on each  anniversary  of the Issue  Date of the  Annuity.  If you  choose to begin the  program  on a date  other  than the Issue  Date of the  Annuity or an anniversary of the Issue Date of the Annuity,  we will charge a pro-rata  portion of the annual charge for the remaining  portion of the Annuity Year. If the program  terminates before completion for any reason other than death or  medically-related  surrender,  we will assess a pro-rata  portion of the annual charge.  We will deduct the annual charge for  participating  in the program  pro-rata from the variable investment options.

MAY I AUTHORIZE MY INVESTMENT PROFESSIONAL TO MANAGE MY ACCOUNT?
Yes. You may  authorize  your  investment  professional  to direct the  allocation  of your Account  Value and to request  financial transactions  between  investment  options while you are living,  subject to our rules.  You must contact us immediately if and when you revoke such authority.  We will not be responsible for acting on instructions  from your investment  professional if you fail to inform us that such  person's  authority has been revoked.  We may also  suspend,  cancel or limit these  privileges at any time. We will notify you if we do.

We or an affiliate of ours may provide  administrative  support to  licensed,  registered  investment  professionals  or  investment advisors who you authorize to make financial  transactions on your behalf.  These investment  professionals  may be firms or persons who also are  appointed by us as  authorized  sellers of the  Annuity.  However,  we do not offer advice about how to allocate  your
Account Value under any  circumstance.  Any investment  professionals  you engage to provide advice and/or make transfers for you is not acting on our behalf. We are not responsible for any  recommendations  such investment  professionals make, any market timing or asset allocation programs they choose to follow or any specific transfers they make on your behalf.

We may require  investment  professionals or investment  advisors,  who are authorized by multiple contract owners to make financial transactions,  to enter into an administrative  agreement with American Skandia as a condition of our accepting transactions on your behalf. The  administrative  agreement may impose  limitations on the investment  professional's or investment  advisor's ability to request financial  transactions on your behalf.  These limitations are intended to minimize the detrimental  impact of an investment professional  who is in a position to transfer  large  amounts of money for multiple  clients in a  particular  Portfolio or type of
portfolio  or  to  comply  with  specific   restrictions  or  limitations  imposed  by  a  Portfolio(s)  on  American  Skandia.  The administrative agreement may limit the available investment options,  require advance notice of large transactions,  or impose other trading limitations on your investment  professional.  Your investment  professional will be informed of all such restrictions on an ongoing  basis.  We may also require that your  investment  professional  transmit all financial  transactions  using the electronic trading  functionality  available  through our Internet  website  (www.americanskandia.com).  Limitations that we may impose on your investment  professional  or  investment  advisor  under  the  terms of the  administrative  agreement  do not  apply  to  financial transactions requested by an Owner on their own behalf, except as otherwise described in this Prospectus.

HOW DO THE FIXED INVESTMENT OPTIONS WORK?
We credit the fixed  interest  rate to the Fixed  Allocation  throughout  a set period of time called a  "Guarantee  Period."  Fixed
Allocations  currently are offered with Guarantee Periods from 1 to 10 years. We may make Fixed  Allocations of different  durations available in the future,  including Fixed Allocations offered exclusively for use with certain optional investment  programs.  Fixed
Allocations  may not be  available  in all states and may not always be  available  for all  Guarantee  Periods  depending on market factors and other considerations.

The interest rate credited to a Fixed  Allocation is the rate in effect when the Guarantee  Period begins and does not change during the  Guarantee  Period.  The rates are an  effective  annual rate of  interest.  We  determine  the  interest  rates for the various
Guarantee  Periods.  At the time that we confirm your Fixed  Allocation,  we will advise you of the interest  rate in effect and the date your Fixed  Allocation  matures.  We may change the rates we credit new Fixed  Allocations  at any time. Any change in interest rate does not affect Fixed  Allocations  that were in effect  before the date of the change.  To inquire as to the current rates for
Fixed Allocations, please call 1-800-766-4530.

A Guarantee Period for a Fixed Allocation begins:
|X|      when all or part of a net Purchase Payment is allocated to that particular Guarantee Period;
|X|      upon transfer of any of your Account Value to a Fixed Allocation for that particular Guarantee Period; or
|X|      when you "renew" a Fixed Allocation by electing a new Guarantee Period.

To the extent permitted by law, we may establish  different  interest rates for Fixed  Allocations  offered to a class of Owners who choose to participate in various optional  investment  programs we make available.  This may include,  but is not limited to, Owners who elect to use Fixed  Allocations  under a dollar cost averaging program (see "Do You Offer Dollar Cost Averaging?") or a balanced investment  program  (see " Do you offer  programs  designed to  guarantee a "Return of Premium" at a future  date?").  The interest rate credited to Fixed  Allocations  offered to this class of purchasers may be different than those offered to other purchasers who choose the same Guarantee  Period but who do not  participate  in an optional  investment  program.  Any such program is at our sole discretion.

HOW DO YOU DETERMINE RATES FOR FIXED ALLOCATIONS?
We do not have a specific  formula for determining the fixed interest rates for Fixed  Allocations.  Generally the interest rates we offer for Fixed  Allocations will reflect the investment  returns available on the types of investments we make to support our fixed rate  guarantees.  These  investment  types may include cash,  debt  securities  guaranteed by the United States  government and its agencies and  instrumentalities,  money market instruments,  corporate debt obligations of different durations,  private placements, asset-backed  obligations  and municipal  bonds. In determining  rates we also consider  factors such as the length of the Guarantee
Period for the Fixed  Allocation,  regulatory  and tax  requirements,  liquidity of the markets for the type of investments we make, commissions,  administrative and investment  expenses,  our insurance risks in relation to the Fixed  Allocations,  general economic trends and competition.  Some of these  considerations  are similar to those we consider in determining the Insurance Charge that we deduct from Account Value allocated to the Sub-accounts.

We will credit interest on a new Fixed  Allocation in an existing  Annuity at a rate not less than the rate we are then crediting to
Fixed Allocations for the same Guarantee Period selected by new Annuity purchasers in the same class.

The  interest  rate we credit  for a Fixed  Allocation  is  subject  to a  minimum.  Please  refer to the  Statement  of  Additional
Information.  In certain states the interest rate may be subject to a minimum under state law or regulation.

HOW DOES THE MARKET VALUE ADJUSTMENT WORK?
If you transfer or withdraw Account Value from a Fixed Allocation  before the end of its Guarantee  Period, we will adjust the value of your investment based on a formula,  called a "Market Value  Adjustment" or "MVA".  The Market Value Adjustment  formula compares the interest  rates  credited for Fixed  Allocations  at the time you  invested,  to interest  rates being  credited when you make a transfer or withdrawal.  The amount of any Market Value  Adjustment can be either positive or negative,  depending on the rates that are currently  being  credited on Fixed  Allocations.  In certain  states the amount of any Market Value  Adjustment  may be limited under state law or  regulation.  If your  Annuity is governed by the laws of that state,  any Market Value  Adjustment  that applies will be subject to our rules for complying with such law or regulation.

MVA Formula
The MVA formula is applied  separately  to each Fixed  Allocation  to  determine  the  Account  Value of the Fixed  Allocation  on a
particular date.  The formula is as follows:
                                                     [(1+I) / (1+J+0.0010)]N/12
                                                               where:

                  I is the fixed  interest rate we guaranteed to credit to the Fixed  Allocation as of its starting date;

                  J is the fixed  interest  rate for your class of  annuities at the time of the  withdrawal  for a new Fixed  Allocation  with a Guarantee  Period  equal to the  remaining  number of years in your original Guarantee Period;

                  N is the number of months remaining in the original Guarantee Period.

If you surrender your Annuity under the right to cancel provision, the MVA formula is [(1 + I)/(1 + J)]N/12.

If the transfer or withdrawal  does not occur on the yearly or monthly  anniversary  of the beginning of the Fixed  Allocation,  the numbers used in `J' and `N' will be rounded to the next highest integer.

MVA Examples
The following hypothetical examples show the effect of the MVA in determining Account Value.  Assume the following:
|X|      You allocate $50,000 into a Fixed Allocation with a Guarantee Period of 5 years.
|X|      The interest rate for your Fixed Allocation is 5.0% (I = 5.0%).
|X|      You make no  withdrawals  or transfers  until you decided to withdraw the entire Fixed  Allocation  after exactly three (3)
         years, therefore 24 months remain before the Maturity Date (N = 24).

Example of Positive MVA
Assume that at the time you request the withdrawal,  the fixed interest rate for a new Fixed  Allocation with a Guarantee  Period of
24 months is 3.5% (J = 3.5%).  Based on these assumptions, the MVA would be calculated as follows:

                                  MVA Factor = [(1+I)/(I+J+0.0010)]N/12 = [1.05/1.036]2 = 1.027210
                                                     Interim Value = $57,881.25
                                 Account Value after MVA = Interim Value X MVA Factor = $59,456.20.

Example of Negative MVA
Assume that at the time you request the withdrawal,  the fixed interest rate for a new Fixed  Allocation with a Guarantee  Period of
24 months is 6.0% (J = 6.0%).  Based on these assumptions, the MVA would be calculated as follows:

                                 MVA Factor = [(1+I)/(1+J+0.0010)]N/12 = [1.05/1.061)]2 = 0.979372
                                                     Interim Value = $57,881.25
                                 Account Value after MVA = Interim Value X MVA Factor = $56,687.28.

WHAT HAPPENS WHEN MY GUARANTEE PERIOD MATURES?
The "Maturity  Date" for a Fixed  Allocation is the last day of the Guarantee  Period.  Before the Maturity  Date, you may choose to renew the Fixed  Allocation  for a new  Guarantee  Period of the same or  different  length or you may  transfer all or part of that
Fixed Allocation's  Account Value to another Fixed Allocation or to one or more  Sub-accounts.  We will notify you before the end of the  Guarantee  Period  about the fixed  interest  rates that we are  currently  crediting to all Fixed  Allocations  that are being offered.  The rates  being  credited to Fixed  Allocations  may change  before the  Maturity  Date.  We will not charge a MVA if you choose to renew a Fixed Allocation on its Maturity Date or transfer the Account Value to one or more variable investment options.

If you do not  specify  how you want a Fixed  Allocation  to be  allocated  on its  Maturity  Date,  it will be renewed  for a Fixed
Allocation of the same duration if then available.

ACCESS TO ACCOUNT VALUE

WHAT TYPES OF DISTRIBUTIONS ARE AVAILABLE TO ME?
During the accumulation  period you can access your Account Value through Partial  Withdrawals,  Systematic  Withdrawals,  and where required for tax  purposes,  Minimum  Distributions.  You can also  surrender  your Annuity at any time.  We may deduct a portion of the Account Value being  withdrawn or surrendered  as a CDSC. If you surrender your Annuity,  in addition to any CDSC, we may deduct the Annual  Maintenance  Fee,  any Tax Charge that  applies  and the charge for any  optional  benefits.  We may also apply a Market
Value  Adjustment  to any Fixed  Allocations.  Certain  amounts may be  available to you each Annuity Year that are not subject to a
CDSC.  These are called "Free  Withdrawals."  In addition,  under certain  circumstances,  we may waive the CDSC for surrenders made for  qualified  medical  reasons  or for  withdrawals  made to  satisfy  Minimum  Distribution  requirements.  Unless  you notify us differently,  withdrawals  are taken  pro-rata  based on the Account  Value in the  investment  options at the time we receive  your withdrawal request.  Each of these types of distributions is described more fully below.

ARE THERE TAX IMPLICATIONS FOR DISTRIBUTIONS?
(For more information, see "Tax Considerations")

During the Accumulation Period
A  distribution  during the  accumulation  period is deemed to come first from any "gain" in your  Annuity and second as a return of your "tax basis",  if any.  Distributions  from your Annuity are generally  subject to ordinary income taxation on the amount of any investment gain unless the distribution  qualifies as a non-taxable  exchange or transfer.  If you take a distribution  prior to the taxpayer's  age 59 1/2, you may be subject to a 10% penalty in addition to ordinary  income taxes on any gain.  You may wish to consult a professional tax advisor for advice before requesting a distribution.

During the Annuitization Period
During the  annuitization  period,  a portion of each annuity payment is taxed as ordinary income at the tax rate you are subject to at the time of the  payment.  The Code and  regulations  have  "exclusionary  rules" that we use to  determine  what portion of each annuity  payment  should be  treated as a return of any tax basis you have in the  Annuity.  Once the tax basis in the  Annuity  has been distributed,  the remaining  annuity payments are taxable as ordinary income.  The tax basis in the Annuity may be based on the tax-basis from a prior contract in the case of a 1035 exchange or other qualifying transfer.

CAN I WITHDRAW A PORTION OF MY ANNUITY?
Yes, you can make a withdrawal during the accumulation period.

|X|      To meet  liquidity  needs,  you can withdraw a limited  amount from your Annuity during each of Annuity Years 1-7 without a
         CDSC  being  applied.  We call this the "Free  Withdrawal"  amount.  The Free  Withdrawal  amount is not  available  if you choose to surrender your Annuity.  Amounts  withdrawn as a Free  Withdrawal do not reduce the amount of CDSC that may apply upon a subsequent withdrawal or surrender of the Annuity.  The minimum Free Withdrawal you may request is $100.

|X|      You can also make  withdrawals in excess of the Free Withdrawal  amount.  We call this a "Partial  Withdrawal."  The amount that you may withdraw  will depend on the Annuity's  Surrender  Value.  The Surrender  Value is equal to your Account Value minus any CDSC,  the Annual  Maintenance  Fee,  the Tax Charge,  any charges for  optional  benefits  and any Market  Value
         Adjustment  that may apply to any Fixed  Allocations.  After any Partial  Withdrawal,  your  Annuity  must have a Surrender
         Value of at least $1,000,  or we may treat the Partial  Withdrawal  request as a request to fully  surrender  your Annuity.
         The minimum Partial Withdrawal you may request is $100.

When we determine if a CDSC applies to Partial  Withdrawals  and  Systematic  Withdrawals,  we will first  determine  what,  if any, amounts  qualify as a Free  Withdrawal.  Those amounts are not subject to the CDSC.  Partial  Withdrawals or Systematic  Withdrawals
of amounts greater than the maximum Free Withdrawal amount will be subject to a CDSC.

You may request a withdrawal  for an exact dollar amount after  deduction of any CDSC that applies  (called a "net  withdrawal")  or request a gross  withdrawal  from which we will deduct any CDSC that applies,  resulting in less money being payable to you than the amount you  requested.  If you request a net  withdrawal,  the amount  deducted  from your Account Value to pay the CDSC may also be subject to a CDSC.

Partial Withdrawals may also be available following annuitization but only if you choose certain annuity payment options.

To request the forms  necessary to make a withdrawal  from your  Annuity,  contact our Customer  Service Team at  1-800-752-6342  or visit our Internet Website at www.americanskandia.com.

HOW MUCH CAN I WITHDRAW AS A FREE WITHDRAWAL?
The maximum Free Withdrawal amount during any Annuity Year is the greater of:
|X|      the "Growth" in the Annuity; or
|X|      10% of Purchase  Payments  that, as of the date of the  withdrawal,  have been invested for less than the CDSC period (with your Annuity, seven (7) years).  The 10% amount is not cumulative.

"Growth"  equals the current  Account  Value less all Purchase  Payments  that have been  invested for less than the CDSC period and have not been  previously  withdrawn.  "Growth"  does not include any  additional  amounts we applied to your Annuity  based on your
Purchase Payments.

NOTE:  Free  withdrawals  do not reduce the amount of any CDSC that would apply upon a partial  withdrawal or subsequent  surrender.
The minimum Free Withdrawal you may request is $100.

Examples
Assume you make an initial  Purchase  Payment of $10,000 and make no additional  Purchase  Payments.  Assume that in Annuity Year 2, due to positive  investment  performance,  your Account Value is $11,500 in your second Annuity Year.  Your maximum Free  Withdrawal amount would be the greater of Growth (Account Value minus Purchase  Payments = $1,500) or 10% of Purchase Payments  ($1,000).  Your
maximum Free Withdrawal amount would therefore be $1,500.

Further  assume that in your third Annuity  Year,  you choose to surrender  your Annuity.  Assume that after taking your $1,500 Free
Withdrawal in Year 2, your Account Value has increased to $12,000 due to positive investment  performance.  Upon surrender,  we will deduct a CDSC of 5.0% based on the number of years that your Purchase  Payment has been  invested  times the amount of your Purchase
Payment  that has not been  previously  withdrawn  (5.0% of $10,000 = $500).  The amount of the  previous  Free  Withdrawal  was not subject to a CDSC when  withdrawn.  Therefore,  upon surrender,  the amount of the entire  Purchase  Payment is subject to the CDSC.
You would receive $11,500 minus the Annual Maintenance Fee.

When we determine if a CDSC applies to Partial  Withdrawals  and  Systematic  Withdrawals,  we will first  determine  what,  if any, amounts qualify as a Free  Withdrawal.  Those amounts are not subject to the CDSC.  Partial  Withdrawal or Systematic  Withdrawal of
amounts greater than the maximum Free Withdrawal amount will be subject to a CDSC.

IS THERE A CHARGE FOR A PARTIAL WITHDRAWAL?
A CDSC may be assessed  against a Partial  Withdrawal  during the accumulation  period.  Whether a CDSC applies and the amount to be charged  depends on whether the Partial  Withdrawal  exceeds  any Free  Withdrawal  amount and, if so, the number of years that have elapsed since the Purchase Payment being withdrawn has been invested in the Annuity.

1.   If you request a Partial  Withdrawal we determine if the amount you requested is available as a Free  Withdrawal (in which case it would not be subject to a CDSC);
2.   If the amount requested exceeds the available Free Withdrawal amount:
|X|      First,  we withdraw the amount from  Purchase  Payments  that have been  invested  for longer than the CDSC period,  if any
         (with your Annuity, seven (7) years);
|X|      Second,  we withdraw the  remaining  amount from the Purchase  Payments  that are still  subject to a CDSC. We withdraw the
         "oldest" of your Purchase Payments first so that the lowest CDSC will apply to the amount withdrawn.

     Any CDSC will only apply to the amount withdrawn that exceeds the Free Withdrawal amount.

     For purposes of calculating the CDSC on a partial  withdrawal,  the Purchase  Payments being withdrawn may be greater than your remaining  Account  Value or the  amount of your  withdrawal  request.  This is most  likely  to occur if you have  made  prior withdrawals  under the Free  Withdrawal  provision  or if your  Account  Value has  declined  in value due to  negative  market performance.

3.   If the amount  requested  exceeds the amounts  available under Item #2 above,  we withdraw the remaining  amount from any other
     Account Value.

CAN I MAKE PERIODIC WITHDRAWALS FROM THE ANNUITY DURING THE ACCUMULATION PERIOD?
Yes. We call these "Systematic  Withdrawals." You can receive  Systematic  Withdrawals of earnings only,  principal plus earnings or a flat dollar  amount.  Systematic  Withdrawals  may be subject to a CDSC. We will  determine  whether a CDSC applies and the amount in the same way as we would for a Partial Withdrawal.

Systematic  Withdrawals  can be made  from  Account  Value  allocated  to the  variable  investment  options  or Fixed  Allocations.
Generally,  Systematic  Withdrawals  from Fixed  Allocations  are  limited  to  earnings  accrued  after the  program of  Systematic
Withdrawals  begins, or payments of fixed dollar amounts that do not exceed such earnings.  Systematic  Withdrawals are available on a monthly,  quarterly,  semi-annual  or annual basis.  The Surrender  Value of your Annuity must be at least $20,000  before we will allow you to begin a program of Systematic Withdrawals.

The minimum  amount for each  Systematic  Withdrawal is $100. If any scheduled  Systematic  Withdrawal is for less than $100, we may postpone  the  withdrawal  and add the  expected  amount to the amount  that is to be  withdrawn  on the next  scheduled  Systematic
Withdrawal.

DO YOU OFFER A PROGRAM FOR WITHDRAWALS UNDER SECTION 72(t) OF THE INTERNAL REVENUE CODE?
Yes. If your Annuity is used as a funding  vehicle for certain  retirement  plans that receive  special tax treatment under Sections
401,  403(b) or 408 of the Code,  Section  72(t) of the Code may provide an exception to the 10% penalty tax on  distributions  made prior to age 59 1/2if you elect to  receive  distributions  as a series of  "substantially  equal  periodic  payments".  Distributions received under this provision in any Annuity Year that exceed the maximum amount  available as a free  withdrawal will be subject to a CDSC. To request a program that complies with Section  72(t),  you must provide us with certain  required  information  in writing on a form  acceptable to us. We may require advance notice to allow us to calculate the amount of 72(t)  withdrawals.  The Surrender
Value of your Annuity must be at least $20,000  before we will allow you to begin a program for  withdrawals  under  Section  72(t).
The minimum amount for any such withdrawal is $100.

You may also annuitize  your contract and begin  receiving  payments for the remainder of your life (or life  expectancy) as a means of receiving income payments before age 59 1/2that are not subject to the 10% penalty.

WHAT ARE MINIMUM DISTRIBUTIONS AND WHEN WOULD I NEED TO MAKE THEM?
(See "Tax Considerations" for a further discussion of Minimum Distributions.)

Minimum Distributions are a type of Systematic  Withdrawal we allow to meet distribution  requirements under Sections 401, 403(b) or
408 of the Code.  Under the Code,  you may be required to begin  receiving  periodic  amounts from your  Annuity.  In such case,  we will allow you to make  Systematic  Withdrawals  in amounts that satisfy the minimum  distribution  rules under the Code.  We do not assess a CDSC on Minimum  Distributions  from your Annuity if you are required by law to take such Minimum  Distributions  from your
Annuity at the time it is taken.  However,  a CDSC may be  assessed  on that  portion of a  Systematic  Withdrawal  that is taken to satisfy the minimum  distribution  requirements in relation to other savings or investment  plans under other  qualified  retirement plans not maintained with American Skandia.

The  amount of the  required  Minimum  Distribution  for your  particular  situation  may  depend  on other  annuities,  savings  or investments.  We will only  calculate  the amount of your  required  Minimum  Distribution  based on the value of your  Annuity.  We require  three (3) days  advance  written  notice to  calculate  and  process  the  amount of your  payments.  We may charge you for
calculating  required  Minimum  Distributions.   You  may  elect  to  have  Minimum  Distributions  paid  out  monthly,   quarterly,
semi-annually or annually.  The $100 minimum that applies to Systematic Withdrawals does not apply to Minimum Distributions.

You may also annuitize  your contract and begin  receiving  payments for the remainder of your life (or life  expectancy) as a means of receiving income payments and satisfying the Minimum Distribution requirements under the Code.

CAN I SURRENDER MY ANNUITY FOR ITS VALUE?
Yes.  During the  accumulation  period you can surrender your Annuity at any time.  Upon  surrender,  you will receive the Surrender
Value.  Upon surrender of your Annuity, you will no longer have any rights under the Annuity.

For purposes of  calculating  the CDSC on  surrender,  the Purchase  Payments  being  withdrawn  may be greater than your  remaining
Account Value or the amount of your withdrawal  request.  This is most likely to occur if you have made prior  withdrawals under the
Free Withdrawal provision or if your Account Value has declined in value due to negative market performance.

Under certain annuity payment options, you may be allowed to surrender your Annuity for its then current value.

To request the forms necessary to surrender your Annuity, contact our Customer Service Team at 1-800-752-6342 or visit our
Internet Website at www.americanskandia.com.

WHAT IS A MEDICALLY-RELATED SURRENDER AND HOW DO I QUALIFY?
Where  permitted by law, you may request to surrender  your Annuity prior to the Annuity Date without  application  of any CDSC upon occurrence of a medically-related "Contingency Event".  The amount payable will be your Account Value.

This waiver of any applicable CDSC is subject to our rules, including but not limited to the following:
|X|      the Annuitant must be alive as of the date we pay the proceeds of such surrender request;
|X|      if the Owner is one or more natural persons, all such Owners must also be alive at such time;
|X|      we must receive  satisfactory  proof of the Annuitant's  confinement in a Medical Care Facility or Fatal Illness in writing on a form satisfactory to us; and
|X|      this benefit is not available if the total Purchase  Payments  received exceed $500,000 for all annuities issued by us with this benefit where the same person is named as Annuitant.

For contracts issued before May 1, 1996 a "Contingency Event" occurs if the Annuitant is:
|X|      first confined in a "Medical Care Facility"  while your Annuity is in force and remains  confined for at least 90 days in a row; or
|X|      first diagnosed as having a "Fatal Illness" while your Annuity is in force.

For  contracts  issued on or after May 1,  1996,  and where  allowed  by law,  the  Annuitant  must have been named or any change of
Annuitant  must  have  been  accepted  by us,  prior  to the  "Contingency  Event"  described  above,  in  order  to  qualify  for a medically-related surrender.

The definitions of "Medical Care Facility" and "Fatal  Illness," as well as additional  terms and  conditions,  are provided in your
Annuity.  Specific details and definitions in relation to this benefit may differ in certain jurisdictions.

WHAT TYPES OF ANNUITY OPTIONS ARE AVAILABLE?
We currently make annuity options available that provide fixed annuity payments,  variable  payments or adjustable  payments.  Fixed options  provide the same amount with each  payment.  Variable  options  generally  provide a payment which may increase or decrease depending on the investment  performance of the Sub-accounts.  However,  currently,  we also make a variable payment option that has a guarantee  feature.  Adjustable  options  provide a fixed payment that is periodically  adjusted based on current  interest rates.
We do not guarantee to make any annuity  payment  options  available in the future.  For additional  information on annuity  payment options you may request a Statement of Additional Information.

When you purchase an Annuity,  or at a later date,  you may choose an Annuity Date,  an annuity  option and the frequency of annuity payments.  You may change your  choices up to 30 days before the Annuity  Date.  A maximum  Annuity Date may be required by law. Any change to these  options  must be in  writing.  The  Annuity  Date may depend on the  annuity  option you  choose.  Certain  annuity options may not be available depending on the age of the Annuitant.

Certain of these annuity options may be available to  Beneficiaries  who choose to receive the Death Benefit proceeds as a series of payments instead of a lump sum payment.

Option 1
--------
Payments for Life:  Under this option,  income is payable  periodically  until the death of the "key life".  The "key life" (as used in this  section) is the person or persons  upon whose life annuity  payments are based.  No  additional  annuity  payments are made after the death of the key life.  Since no minimum  number of  payments is  guaranteed,  this  option  offers the largest  amount of periodic  payments of the life  contingent  annuity  options.  It is possible  that only one payment will be payable if the death of the key life occurs before the date the second  payment was due, and no other  payments nor death  benefits  would be payable.  This
Option is currently  available on a fixed or variable basis.  Under this option,  you cannot make a partial or full surrender of the annuity.

Option 2
--------
Payments Based on Joint Lives:  Under this option,  income is payable  periodically  during the joint lifetime of two key lives, and thereafter  during the remaining  lifetime of the survivor,  ceasing with the last payment prior to the survivor's death. No minimum number of payments is  guaranteed  under this option.  It is possible  that only one payment will be payable if the death of all the key lives  occurs  before the date the second  payment was due,  and no other  payments  or death  benefits  would be payable.  This
Option is currently  available on a fixed or variable basis.  Under this option,  you cannot make a partial or full surrender of the annuity.

Option 3
--------
Payments for Life with a Certain  Period:  Under this option,  income is payable  until the death of the key life.  However,  if the key life dies before the end of the period selected (5, 10 or 15 years),  the remaining  payments are paid to the Beneficiary  until the end of such period.  This Option is  currently  available on a fixed or variable  basis.  If you elect to receive  payments on a variable basis under this option,  you can request  partial or full surrender of the annuity and receive its then current cash value
(if any) subject to our rules.

Option 4
--------
Fixed Payments for a Certain  Period:  Under this option,  income is payable  periodically  for a specified  number of years. If the payee dies before the end of the specified  number of years,  the remaining  payments are paid to the  Beneficiary  until the end of such period.  Note that under this option,  payments are not based on any assumptions of life  expectancy.  Therefore,  that portion of the  Insurance  Charge  assessed  to cover the risk that key lives  outlive  our  expectations  provides  no  benefit to an Owner selecting this option.  Under this option, you cannot make a partial or full surrender of the annuity.

Option 5
--------
Variable  Payments for Life with a Cash Value:  Under this  option,  benefits  are payable  periodically  until the death of the key life.  Benefits may  increase or decrease  depending  on the  investment  performance  of the  Sub-accounts.  This option has a cash value that also varies with the  investment  performance  of the  Sub-account.  The cash value  provides a "cushion"  from  volatile investment  performance so that negative investment  performance does not automatically  result in a decrease in the annuity payment each month,  and positive  investment  performance does not  automatically  result in an increase in the annuity payment each month.
The cushion generally  "stabilizes"  monthly annuity payments.  Any cash value remaining on the death of the key life is paid to the
Beneficiary  in a lump sum or as periodic  payments.  Under this option,  you can request  partial or full  surrender of the annuity and receive its then current cash value (if any) subject to our rules.

Option 6
--------
Variable  Payments  for Life with a Cash Value and  Guarantee:  Under this  option,  benefits  are payable as described in Option 5;
except that,  while the key life is alive, the annuity payment will not be less than a guaranteed  amount,  which generally is equal
------
to the first annuity  payment.  We charge an additional  amount for this guarantee.  Under this option,  any cash value remaining on the death of the key life is paid to the  Beneficiary  in a lump sum or as periodic  payments.  Under this  option,  you can request partial or full surrender of the annuity and receive its then current cash value (if any) subject to our rules.

We may make additional annuity payment options available in the future.

HOW AND WHEN DO I CHOOSE THE ANNUITY PAYMENT OPTION?
Unless  prohibited  by law, we require that you elect either a life annuity or an annuity with a certain  period of at least 5 years if any CDSC would apply were you to surrender your Annuity on the Annuity Date.  Therefore,  making a purchase  payment within seven years of the Annuity  Date limits your  annuity  payment  options.  Certain  annuity  payment  options may not be  available if your
Annuity Date occurs during the period that a CDSC would apply.

If you have not provided us with your Annuity Date or annuity payment option in writing, then:
|X|      the Annuity Date will be the first day of the calendar month  following the later of the  Annuitant's  85th birthday or the fifth anniversary of our receipt of your request to purchase an Annuity; and
|X|      the annuity payments, where allowed by law, will be calculated on a fixed basis under Option 3, Payments for Life with 10 years certain.

HOW ARE ANNUITY PAYMENTS CALCULATED?

Fixed Annuity Payments (Options 1-4)
If you choose to receive fixed annuity  payments,  you will receive equal  fixed-dollar  payments  throughout the period you select.
The amount of the fixed payment will vary  depending on the annuity  payment  option and payment  frequency  you select.  Generally, the first annuity  payment is determined by  multiplying  the Account  Value,  minus any state premium taxes that may apply,  by the factor  determined  from our table of annuity rates.  The table of annuity rates differs based on the type of annuity chosen and the frequency of payment  selected.  Our rates will not be less than our guaranteed  minimum rates.  These guaranteed  minimum rates are derived from the 1983a Individual  Annuity  Mortality Table with an assumed interest rate of 3% per annum.  Where required by law or regulation,  such annuity  table will have rates that do not differ  according to the gender of the key life.  Otherwise,  the rates will differ according to the gender of the key life.

Variable Annuity Payments
We offer three different  types of variable  annuity payment  options.  The first annuity payment will be calculated  based upon the assumed  investment  return  ("AIR").  You select the AIR before we start to make  annuity  payments.  You will not receive  annuity payments  until you choose an AIR. The remaining  annuity  payments will  fluctuate  based on the  performance  of the  Sub-accounts relative to the AIR, as well as, other  factors  described  below.  The greater the AIR, the greater the first  annuity  payment.  A higher  AIR may result in  smaller  potential  growth in the  annuity  payments.  A lower AIR  results  in a lower  initial  annuity payment.  Within payment options 1-3, if the  Sub-accounts  you choose perform exactly the same as the AIR, then subsequent  annuity payments  will be the same as the  first  annuity  payment.  If the  Sub-accounts  you  choose  perform  better  than the AIR,  then subsequent  annuity  payments will be higher than the first annuity  payment.  If the Sub-accounts you choose perform worse than the
AIR,  then  subsequent  annuity  payments  will be lower  than the  first.  Within  payment  options 5 and 6, the cash value for the
Annuitant  (while alive) and a variable  period of time during which  annuity  payments will be made whether or not the Annuitant is still alive are adjusted based on the performance of the Sub-accounts  relative to the AIR; however,  subsequent annuity payments do not always increase or decrease based on the performance of the Sub-accounts relative to the AIR.

|X|      Variable Payments (Options 1-3)
         -----------------
         We calculate each annuity  payment amount by multiplying  the number of units  scheduled to be redeemed under a schedule of units for each  Sub-account by the Unit Value of each  Sub-Account  on the annuity  payment date. We determine the schedule of units  based on your  Account  Value  (minus any  premium  tax that  applies)  at the time you elect to begin  receiving annuity  payments.  The  schedule  of units will vary  based on the  annuity  payment  option  selected,  the length of any certain  period  (if  applicable),  the  Annuitant's  age and  gender  (if  annuity  payments  are due for the  life of the
         Annuitant) and the Unit Value of the  Sub-Accounts  you initially  selected on the Issue Date. The calculation is performed for each Sub-Account,  and the sum of the Sub-Account  calculations  equals the amount of your annuity payment.  Other than to fund annuity  payments,  the number of units allocated to each Sub-Account will not change unless you transfer among the
         Sub-Accounts or make a withdrawal (if allowed).  You can select one of three AIRs for these options: 3%, 5% or 7%.

|X|      Stabilized Variable Payments (Option 5)
         ----------------------------
         This option provides  guaranteed  payments for life, a cash value for the Annuitant  (while alive) and a variable period of time during which  annuity  payments  will be made whether or not the  Annuitant is still alive.  We calculate  the initial
                                                                                                                             -------
         annuity  payment amount by multiplying  the number of units  scheduled to be redeemed under a schedule of units by the Unit
         Values  determined on the  annuitization  date. The schedule of units is established for each Sub-account you choose on the annuitization date based on the applicable  benchmark rate,  meaning the AIR, and the annuity factors.  The annuity factors reflect our assumptions  regarding the costs we expect to bear in guaranteeing  payments for the lives of the Annuitant and will depend on the benchmark  rate, the annuitant's  attained age and gender (where  permitted).  Unlike variable  payments
         (described  above)  where each  payment  can vary based on  Sub-account  performance,  this  payment  option  cushions  the immediate  impact of  Sub-account  performance  by adjusting the length of the time during which  annuity  payments will be made whether or not the  Annuitant  is alive while  generally  maintaining  a level  annuity  payment  amount.  Sub-account performance that exceeds a benchmark rate will generally  extend this time period,  while  Sub-account  performance that is less than a benchmark  rate will  generally  shorten the period.  If the period  reaches  zero and the  Annuitant  is still alive,  Annuity  Payments  continue,  however,  the annuity payment amount will vary depending on Sub-account  performance, similar to conventional variable payments.  The AIR for this option is 4%.

|X|      Stabilized Variable Payments with a Guaranteed Minimum (Option 6)
         ------------------------------------------------------
         This option provides  guaranteed  payments for life in the same manner as Stabilized  Variable Payments  (described above).
         In addition to the  stabilization  feature,  this option also  guarantees that variable  annuity  payments will not be less than the initial annuity payment amount regardless of Sub-account performance.  The AIR for this option is 3%.

The variable  annuity payment options are described in greater detail in a separate  prospectus which will be provided to you at the time you elect one of the variable annuity payment options.

Adjustable Annuity Payments
We may make an adjustable annuity payment option available.  Adjustable  annuity payments are calculated  similarly to fixed annuity payments except that on every fifth (5th) anniversary of receiving  annuity payments,  the annuity payment amount is adjusted upward or downward  depending on the rate we are currently  crediting to annuity  payments.  The  adjustment in the annuity  payment amount does not affect the duration of remaining annuity payments, only the amount of each payment.

DEATH BENEFIT

WHAT TRIGGERS THE PAYMENT OF A DEATH BENEFIT?
The Annuity provides a Death Benefit during its  accumulation  period.  If the Annuity is owned by one or more natural persons,  the
Death  Benefit is payable  upon the first  death of an Owner.  If the  Annuity is owned by an entity,  the Death  Benefit is payable upon the Annuitant's  death, if there is no Contingent  Annuitant.  If a Contingent  Annuitant was designated before the Annuitant's death and the  Annuitant  dies,  then the  Contingent  Annuitant  becomes the Annuitant and a Death Benefit will not be paid at that time.  The person upon whose death the Death Benefit is paid is referred to below as the "decedent."

The Annuity  provides a basic Death Benefit at no additional  charge.  The Insurance  Charge we deduct daily from your Account Value allocated to the  Sub-accounts  is used, in part,  to pay us for the risk we assume in providing  the basic Death Benefit  guarantee under the  Annuity.  The Annuity  also offers two  different  optional  Death  Benefits.  Either  benefit  can be  purchased  for an additional charge. The additional charge is deducted to compensate  American Skandia for providing  increased  insurance  protection under the optional Death  Benefits.  Notwithstanding  the additional  protection  provided  under the optional Death  Benefits,  the additional cost has the impact of reducing the net performance of the investment options.

Basic Death Benefit
The basic Death Benefit depends on the decedent's age on the date of death:

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The basic Death  Benefit  shown below applies to Annuities  purchased on or after May 1, 2001 in those  jurisdictions  where we have received regulatory approval.  Certain terms and conditions may differ between jurisdictions once approved.
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         If death occurs before the decedent's age 85:  The Death Benefit is the greater of:

|X|      The sum of all Purchase Payments less the sum of all withdrawals; and
|X|      The sum of your Account Value in the variable investment options and your Interim Value in the Fixed Allocations.

         If death occurs when the decedent is age 85 or older:  The Death Benefit is your Account Value.

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The basic Death Benefit shown below  applies to all  Annuities  issued before May 1, 2001 and to Annuities  issued after May 1, 2001 in those jurisdictions  where we have not received  regulatory  approval for the basic Death Benefit described above.  Certain terms and conditions may differ between jurisdictions once approved.
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         If death occurs before the decedent's age 70:  The Death Benefit is the greater of:

|X|      The sum of all Purchase Payments less the sum of all withdrawals; and
|X|      The sum of your Account Value in the variable investment options and your Interim Value in the Fixed Allocations.

         If death occurs when the decedent is age 70 or older:  The Death Benefit is your Account Value.

OPTIONAL DEATH BENEFITS
You can purchase  either of two  optional  Death  Benefits  with your Annuity to provide an enhanced  level of  protection  for your beneficiaries.

NOTE:  You may not elect the Enhanced Beneficiary Protection Optional Death Benefit if you have elected any other Optional Death
Benefit.

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Currently,  these  benefits  are only  offered and must be elected at the time that you purchase  your  Annuity.  We may, at a later date,  allow  existing  Annuity Owners to purchase  either of the optional  Death  Benefits  subject to our rules and any changes or restrictions  in the  benefits.  Certain  terms and  conditions  may differ if you  purchase  your  Annuity as part of an  exchange, replacement or transfer, in whole or in part, from any other Annuity we issue.
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Enhanced Beneficiary Protection Optional Death Benefit
The Enhanced  Beneficiary  Protection  Optional Death Benefit can provide additional amounts to your Beneficiary that may be used to offset  federal and state taxes  payable on any taxable  gains in your  Annuity at the time of your death.  Whether  this benefit is appropriate for you may depend on your particular  circumstances,  including other financial resources that may be available to your
Beneficiary to pay taxes on your Annuity  should you die during the  accumulation  period.  No benefit is payable if death occurs on or after the Annuity Date.

The  Enhanced  Beneficiary  Protection  Optional  Death  Benefit  provides a benefit  that is payable in addition to the basic Death
Benefit.  If the Annuity has one Owner,  the Owner must be age 75 or less at the time the benefit is  purchased.  If the Annuity has joint Owners, the oldest Owner must be age 75 or less.  If the Annuity is owned by an entity, the Annuitant must be age 75 or less.

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The  Enhanced  Beneficiary  Protection  Optional  Death  Benefit is being  offered  in those  jurisdictions  where we have  received regulatory  approval.  Certain terms and  conditions  may differ between  jurisdictions  once approved.  Please refer to the section entitled "Tax Considerations" for a discussion of special tax considerations for purchasers of this benefit.
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Calculation of Enhanced Beneficiary Protection Optional Death Benefit
If you purchase the Enhanced Beneficiary Protection Optional Death Benefit, the Death Benefit is calculated as follows:

1.       the basic Death Benefit described above

     PLUS

2.       50% of the "Death Benefit Amount" less Purchase Payments reduced by proportional withdrawals.

Death  Benefit  Amount  includes  your Account  Value and any amounts added to your Account Value under the basic Death Benefit when
----------------------
the Death Benefit is calculated.  Under the basic Death  Benefit,  amounts are added to your Account Value when the Account Value is less than Purchase Payments minus proportional withdrawals.

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The Enhanced  Beneficiary  Protection  Optional Death Benefit is subject to a maximum of 50% of all Purchase Payments applied to the
Annuity at least 12 months prior to the death of the decedent that triggers the payment of the Death Benefit.
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See Appendix C for examples of how the Enhanced Beneficiary Protection Optional Death Benefit is calculated.

Guaranteed Minimum Death Benefit
If the Annuity has one Owner, the Owner must be age 80 or less at the time the optional Death Benefit is purchased.  If the
Annuity has joint Owners, the oldest Owner must be age 80 or less.  If the Annuity is owned by an entity, the Annuitant must be age 80 or less.

Key Terms Used with the Guaranteed Minimum Death Benefit

|X|      The Death Benefit Target Date is the contract  anniversary  on or after the 80th birthday of the current Owner,  the oldest
             -------------------------
     of either joint Owner or the Annuitant, if entity owned.

|X|      The Highest  Anniversary  Value  equals the highest of all  previous  "Anniversary  Values" on or before the earlier of the
             ---------------------------
     Owner's date of death and the "Death Benefit Target Date".

|X|      The Anniversary  Value is the Account Value as of each anniversary of the Issue Date plus the sum of all Purchase  Payments
             ------------------
     on or after such anniversary less the sum of all "Proportional Reductions" since such anniversary.

|X|      A  Proportional  Reduction is a reduction to the value being  measured  caused by a withdrawal,  equaling the percentage of
            -----------------------
     the  withdrawal  as compared to the Account  Value as of the date of the  withdrawal.  For example,  if your  Account  Value is
     $10,000 and you withdraw  $2,000 (a 20% reduction),  we will reduce both your  Anniversary  Value and the amount  determined by
     Purchase Payments increasing at the appropriate interest rate by 20%.

Calculation of Guaranteed Minimum Death Benefit
The Guaranteed Minimum Death Benefit depends on whether death occurs before or after the Death Benefit Target Date.

         If the Owner dies before the Death Benefit Target Date, the Death Benefit equals the greatest of:

1.       the Account Value in the  Sub-accounts  plus the Interim Value of any Fixed  Allocations (no MVA) as of the date we receive in writing "due proof of death"; and
2.       the sum of all Purchase  Payments minus the sum of all  Proportional  Reductions,  each increasing  daily until the Owner's date of  death  at a rate of  5.0%,  subject  to a limit of 200% of the  difference  between  the sum of all  Purchase
              Payments and the sum of all withdrawals as of the Owner's date of death; and
3.       the "Highest Anniversary Value" on or immediately preceding the Owner's date of death.

         The amount determined by this calculation is increased by any Purchase Payments received after the Owner's date of death and decreased by any Proportional Reductions since such date.

         If the Owner dies on or after the Death Benefit Target Date, the Death Benefit equals the greater of:

1.       the Account  Value as of the date we receive in writing  "due proof of death" (an MVA may be  applicable  to amounts in any
              Fixed Allocations); and
2.       the greater of Item 2 & 3 above on the Death  Benefit  Target Date plus the sum of all  Purchase  Payments  less the sum of all Proportional Reductions since the Death Benefit Target Date.

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Between May 15, 1999 and January 22, 2001, in those jurisdictions where we received  regulatory  approval,  American Skandia offered the  Guaranteed  Minimum Death Benefit with a 7.2%  accumulation  rate.  This Benefit will apply to Annuity Owners who purchased the
Annuity and elected the 7.2% GMDB during the period it was offered.
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Annuities with joint Owners
For  Annuities  with Joint  Owners,  the Death  Benefit is  calculated as shown above except that the age of the oldest of the Joint
Owners is used to determine the Death Benefit  Target Date.  NOTE: If you and your spouse own the Annuity  jointly,  we will pay the
Death Benefit to the Beneficiary.  If the sole primary  Beneficiary is the surviving spouse,  then the surviving spouse can elect to assume ownership of the Annuity and continue the contract instead of receiving the Death Benefit.

Annuities owned by entities
For  Annuities  owned by an entity,  the Death  Benefit is calculated as shown above except that the age of the Annuitant is used to determine  the Death  Benefit  Target  Date.  Payment of the Death  Benefit is based on the death of the  Annuitant  (or  Contingent
Annuitant, if applicable).

Can I terminate the optional Death Benefits?  Do the optional Death Benefits terminate under other circumstances?
You can  terminate the Enhanced  Beneficiary  Protection  Optional  Death  Benefit and the  Guaranteed  Minimum Death Benefit at any
time. Upon  termination,  you will be required to pay a pro-rata  portion of the annual charge for the benefit.  Both optional Death
Benefits  will  terminate  automatically  on the Annuity  Date.  We may also  terminate  any optional  Death Benefit if necessary to comply with our interpretation of the Code and applicable regulations.

What are the charges for the optional Death Benefits?
We deduct a charge from your  Account  Value if you elect to purchase  either  optional  Death  Benefit.  The  Enhanced  Beneficiary
Protection  Death  Benefit  costs 0.25% of Account  Value.  The  Guaranteed  Minimum  Death Benefit costs 0.35% of the current Death
Benefit.  The charges for these death  benefits  are  deducted in arrears each Annuity  Year.  No charge  applies  after the Annuity
Date.  We deduct the charge:
1.       on each anniversary of the Issue Date;
2.       when Account Value is transferred to our general account prior to the Annuity Date;
3.       if you surrender your Annuity; and
4.       if you choose to terminate the benefit (Enhanced Beneficiary Protection Optional Death Benefit only).

If you  surrender  the  Annuity,  elect to begin  receiving  annuity  payments  or  terminate  the  benefit  on a date other than an anniversary  of the Issue  Date,  the charge  will be  prorated.  During the first year  after the Issue  Date,  the charge  will be prorated from the Issue Date.  In all subsequent years, it would be prorated from the last anniversary of the Issue Date.

We first deduct the amount of the charge  pro-rata from the Account  Value in the variable  investment  options.  We only deduct the charge pro-rata from the Fixed Allocations to the extent there is insufficient  Account Value in the variable  investment options to pay the charge.  If your Annuity's  Account Value is insufficient to pay the charge,  we may deduct your remaining Account Value and terminate  your  Annuity.  We will notify you if your  Account  Value is  insufficient  to pay the charge and allow you to submit an additional Purchase Payment to continue your Annuity.

Please refer to the section entitled "Tax Considerations" for additional considerations in relation to the optional Death Benefit.

PAYMENT OF DEATH BENEFITS

Payment of Death Benefit to Beneficiary
Except in the case of a spousal Beneficiary, in the event of your death, the death benefit must be distributed:
|X|      as a lump sum amount at any time within five (5) years of the date of death; or
|X|      as a series of annuity  payments  not  extending  beyond the life  expectancy  of the  Beneficiary  or over the life of the
         Beneficiary.  Payments under this option must begin within one year of the date of death.

Unless you have made an  election  prior to death  benefit  proceeds  becoming  due, a  Beneficiary  can elect to receive  the Death
Benefit  proceeds as a series of fixed annuity  payments  (annuity  payment options 1-4) or as a series of variable annuity payments
(annuity payment options 1-3 or 5 and 6).  See the section entitled "What Types of Annuity Options are Available."

Spousal Beneficiary - Assumption of Annuity
You may name your  spouse as your  Beneficiary.  If you and your  spouse own the Annuity  jointly,  we assume that the sole  primary
Beneficiary will be the surviving spouse unless you elect an alternative  Beneficiary  designation.  Unless you elect an alternative
Beneficiary  designation,  the spouse  Beneficiary may elect to assume  ownership of the Annuity instead of taking the Death Benefit payment.  Any Death Benefit  (including any optional Death  Benefits)  that would have been payable to the  Beneficiary  will become the new  Account  Value as of the date we receive due proof of death and any  required  proof of a spousal  relationship.  As of the date the  assumption is  effective,  the  surviving  spouse will have all the rights and benefits that would be available  under the
Annuity to a new  purchaser of the same  attained  age.  For purposes of  determining  any future  Death  Benefit for the  surviving spouse,  the new Account Value will be  considered as the initial  Purchase  Payment.  No CDSC will apply to the new Account  Value.
However,  any additional  Purchase  Payments applied after the date the assumption is effective will be subject to all provisions of the Annuity, including any CDSC that may apply to the additional Purchase Payments.

See the section  entitled  "Managing  Your Annuity - Spousal  Contingent  Annuitant"  for a discussion of the treatment of a spousal
Contingent Annuitant in the case of the death of the Annuitant in an entity owned Annuity.

IRA Beneficiary Continuation Option
The Code  provides for  alternative  death benefit  payment  options when an Annuity is used as an IRA,  403(b) or other  "qualified investment" that requires Minimum  Distributions.  Upon the Owner's death under an IRA, 403(b) or other  "qualified  investment",  a
Beneficiary  may generally elect to continue the Annuity and receive  Minimum  Distributions  under the Annuity instead of receiving the death benefit in a single  payment.  The available  payment  options will depend on whether the Owner died on or before the date he or she was required to begin receiving Minimum Distributions under the Code and whether the Beneficiary is the surviving spouse.

|X|      If death  occurs  before the date Minimum  Distributions  must begin under the Code,  the Death  Benefit can be paid out in either a lump  sum,  within  five  years  from the date of death,  or over the life or life  expectancy  of the  designated
         Beneficiary  (as long as payments begin by December 31st of the year following the year of death).  However,  if the spouse is the  Beneficiary,  the Death  Benefit can be paid out over the life or life  expectancy of the spouse with such payments beginning no earlier than December  31st of the year  following the year of death or December 31st of the year in which the deceased would have reached age 70 1/2, which ever is later.

|X|      If death occurs  after the date  Minimum  Distributions  must begin under the Code,  the Death  Benefit must be paid out at least as rapidly as under the method then in effect.

A Beneficiary has the flexibility to take out more each year than required under the Minimum  Distribution  rules.  Until withdrawn, amounts in an IRA,  403(b) or other  "qualified  investment"  continue to be tax deferred.  Amounts  withdrawn each year,  including amounts  that are  required to be  withdrawn  under the Minimum  Distribution  rules,  are subject to tax. You may wish to consult a professional  tax advisor for tax advice as to your  particular  situation.  See the section  entitled "How are  Distributions  From
Qualified Contracts Taxed? - Minimum Distributions after age 70 1/2."

Upon election of this IRA Beneficiary Continuation option:

|X|      the Annuity contract will be continued in the Owner's name, for the benefit of the Beneficiary.
|X|      the Account Value will be equal to any Death Benefit  (including  any optional  Death Benefit) that would have been payable to the Beneficiary if they had taken a lump sum distribution.
|X|      the Beneficiary may request  transfers among  Sub-accounts,  subject to the same limitations and restrictions  that applied to the Owner.  NOTE: The Sub-accounts offered under the IRA Beneficiary Continuation option may be limited.
|X|      no additional Purchase Payments can be applied to the Annuity.
|X|      the basic Death Benefit and any optional Death Benefits elected by the Owner will no longer apply to the Beneficiary.
|X|      the  Beneficiary  can request a withdrawal  of all or a portion of the Account Value at any time without  application  of a
              CDSC.
|X|      upon the death of the  Beneficiary,  any remaining  Account Value will be paid in a lump sum to the person(s)  named by the
              Beneficiary.
|X|      all amounts in the Annuity  must be paid out to the  Beneficiary  according  to the Minimum  Distribution  rules  described above.

Please contact American Skandia for additional  information on the  availability,  restrictions and limitations that will apply to a
Beneficiary under the IRA Beneficiary Continuation option.

Are there any exceptions to these rules for paying the Death Benefit?
Yes,  there are exceptions  that apply no matter how your Death Benefit is calculated.  There are exceptions to the Death Benefit if the  decedent  was not the Owner or  Annuitant  as of the Issue  Date and did not  become  the Owner or  Annuitant  due to the prior
Owner's or  Annuitant's  death.  Any minimum Death Benefit that applies will be suspended for a two-year  period from the date he or she first became Owner or Annuitant.  After the two-year  suspension  period is completed,  the Death Benefit is the same as if this person had been an Owner or Annuitant on the Issue Date.

When do you determine the Death Benefit?
We  determine  the amount of the Death  Benefit as of the date we receive  "due  proof of  death",  any  instructions  we require to determine  the method of payment and any other  written  representations  we require to  determine  the proper  payment of the Death
Benefit to all  Beneficiaries.  "Due proof of death" may  include a certified  copy of a death  certificate,  a certified  copy of a decree of a court of competent  jurisdiction as to the finding of death or other  satisfactory  proof of death.  Upon our receipt of
"due proof of death" we  automatically  transfer the Death Benefit to the AST Money Market  Sub-Account  until we further  determine the universe of eligible  Beneficiaries.  Once the universe of eligible  Beneficiaries has been determined each eligible Beneficiary may allocate his or her eligible share of the Death Benefit to the Sub-Accounts according to our rules.

Each  Beneficiary  must make an  election  as to the method  they wish to receive  their  portion  of the Death  Benefit.  Absent an election  of a  Death  Benefit  payment  method,  no  Death  Benefit  can  be  paid  to the  Beneficiary.  We  may  require  written acknowledgment  of all named  Beneficiaries  before we can pay the Death Benefit.  During the period from the date of death until we receive all required paper work, the amount of the Death Benefit may be subject to market fluctuations.

Plus40(TM)OPTIONAL LIFE INSURANCE RIDER

NOTE:  You may not elect the Plus40(TM)Optional Life Insurance Rider if you have elected the Enhanced Beneficiary Protection
Optional Death Benefit.

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The life insurance  coverage  provided under the Plus40(TM)Optional Life Insurance Rider ("Plus40(TM)rider" or the "Rider") is supported by American  Skandia's  general account and is not subject to, or registered as a security under,  either the Securities Act of 1933 or the Investment  Company Act of 1940.  Information  about the Plus40(TM)rider is included in this  Prospectus to help you understand the Rider and the  relationship  between the Rider and the value of your Annuity.  It is also included  because you can elect to pay for the Rider with taxable  withdrawals  from your Annuity.  The staff of the  Securities  and Exchange  Commission has not reviewed this information.  However,  the information may be subject to certain  generally  applicable  provisions of the Federal  securities laws regarding accuracy and completeness.
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The Plus40(TM)rider provides an income tax-free life insurance benefit to your  Beneficiary(ies)  equal to 40% of the Account Value of your  Annuity as of the date we receive  due proof of death,  subject to certain  adjustments,  restrictions  and  limitations.  The
Rider may be  especially  useful in  offsetting  federal and state taxes payable on any taxable gains in your Annuity at the time of your death.  The Rider is available in addition to the death  benefit  payable under the Annuity.  Whether the Rider is  appropriate for you  may  depend  on  your  particular  circumstances,  including  other  financial  resources  that  may be  available  to your
Beneficiary(ies)  to pay taxes on the gain in your Annuity  should you die during the  accumulation  period.  No amounts are payable under the Rider if you die on or after the date your  Account  Value is applied to begin  receiving  annuity  payments  or after you surrender the Annuity.  The Rider has no cash value.

Currently,  the Plus40(TM)rider is only offered and must be elected at the time that you purchase  your  Annuity.  We may, at a later date, allow existing Annuity Owners to purchase the Plus40(TM)rider subject to our rules and any changes or restrictions.

Please refer to Appendix E for a more complete description of the Plus40(TM)rider.

VALUING YOUR INVESTMENT

HOW IS MY ACCOUNT VALUE DETERMINED?
During the accumulation  period,  the Annuity has an Account Value. The Account Value is determined  separately for each Sub-account allocation and for each Fixed  Allocation.  The Account Value is the sum of the values of each Sub-account  allocation and the value of each  Fixed  Allocation.  The  Account  Value  does not  reflect  any CDSC  that may apply to a  withdrawal  or  surrender.  When determining  the Account Value on any day other than a Fixed  Allocation's  Maturity  Date, the Account Value may include any Market
Value Adjustment that would apply to a Fixed Allocation (if withdrawn or transferred) on that day.

WHAT IS THE SURRENDER VALUE OF MY ANNUITY?
The Surrender Value of your Annuity is the value  available to you on any day during the  accumulation  period.  The Surrender Value is equal to your Account Value minus any CDSC, the Annual  Maintenance Fee and the charge for any optional  benefits.  The Surrender
Value will also include any Market Value Adjustment that may apply.

HOW AND WHEN DO YOU VALUE THE SUB-ACCOUNTS?
When you  allocate  Account  Value  to a  Sub-Account,  you are  purchasing  units  of the  Sub-account.  Each  Sub-account  invests exclusively  in  shares  of an  underlying  Portfolio.  The  value of the  Units  fluctuate  with  the  market  fluctuations  of the
Portfolios.  The value of the Units also reflect the daily accrual for the Insurance Charge.

Each  Valuation  Day, we determine  the price for a Unit of each  Sub-account,  called the "Unit  Price." The Unit Price is used for determining  the value of  transactions  involving  Units of the  Sub-accounts.  We  determine  the number of Units  involved in any transaction by dividing the dollar value of the transaction by the Unit Price of the Sub-account as of the Valuation Day.

Example
Assume you allocate  $5,000 to a Sub-account.  On the Valuation Day you make the allocation,  the Unit Price is $14.83.  Your $5,000 buys  337.154  Units of the  Sub-account.  Assume  that  later,  you wish to  transfer  $3,000  of your  Account  Value  out of that
Sub-account  and  into  another  Sub-account.  On the  Valuation  Day you  request  the  transfer,  the Unit  Price of the  original
Sub-account  has  increased to $16.79.  To transfer  $3,000,  we sell 178.677  Units at the current Unit Price,  leaving you 158.477
Units.  We then buy $3,000 of Units of the new  Sub-account  at the Unit Price of $17.83.  You would then have 168.255  Units of the new Sub-account.

HOW DO YOU VALUE FIXED ALLOCATIONS?
During the Guarantee  Period,  we use the concept of an Interim  Value.  The Interim Value can be calculated on any day and is equal to the initial value allocated to a Fixed  Allocation plus all interest  credited to a Fixed  Allocation as of the date  calculated.
The Interim  Value does not include the impact of any Market  Value  Adjustment.  If you made any  transfers or  withdrawals  from a
Fixed  Allocation,  the Interim Value will reflect the withdrawal of those amounts and any interest credited to those amounts before they were  withdrawn.  To determine  the Account Value of a Fixed  Allocation  on any day other than its Maturity  Date, we multiply the Account Value of the Fixed Allocation times the Market Value Adjustment factor.

WHEN DO YOU PROCESS AND VALUE TRANSACTIONS?
American Skandia is generally open to process  financial  transactions on those days that the New York Stock Exchange (NYSE) is open for  trading.  There  may be  circumstances  where  the NYSE  does not open on a  regularly  scheduled  date or time or closes at an earlier time than scheduled  (normally  4:00 p.m. EST).  Financial  transactions  requested  before the close of the NYSE which meet our requirements will be processed according to the value next determined  following the close of business.  Financial  transactions requested  on a  non-business  day or after the close of the NYSE will be  processed  based on the value next  computed  on the next business  day.  There may be  circumstances  when the  opening or closing  time of the NYSE is  different  than  other  major  stock exchanges,  such as NASDAQ or the  American  Stock  Exchange.  Under such  circumstances,  the closing time of the NYSE will be used when valuing and processing transactions.

There may be circumstances  where the NYSE is open,  however,  due to inclement  weather,  natural  disaster or other  circumstances beyond  our  control,  our  offices  may  be  closed  or  our  business  processing  capabilities  may be  restricted.  Under  those circumstances,  your Account Value may fluctuate  based on changes in the Unit Values,  but you may not be able to transfer  Account
Value, or make a purchase or redemption request.

The NYSE is closed on the following nationally  recognized  holidays:  New Year's Day, Martin Luther King, Jr. Day, Presidents' Day,
Good Friday,  Memorial Day,  Independence  Day,  Labor Day,  Thanksgiving,  and Christmas.  On those dates,  we will not process any financial transactions involving purchase or redemption orders.

American Skandia will also not process financial transactions involving purchase or redemption orders or transfers on any day that:
|X|      trading on the NYSE is restricted;
|X|      an emergency exists making redemption or valuation of securities held in the separate account impractical; or
|X|      the SEC, by order, permits the suspension or postponement for the protection of security holders.

Initial  Purchase  Payments:  We are required to allocate  your initial  Purchase  Payment to the  Sub-accounts  within two (2) days after we receive  all of our  requirements  to issue the  Annuity.  If we do not have all the  required  information  to allow us to issue your  Annuity,  we may retain  the  Purchase  Payment  while we try to reach you or your  representative  to obtain all of our requirements.  If we are unable to obtain all of our  required  information  within  five (5) days,  we are  required  to return the
Purchase  Payment to you at that time,  unless you  specifically  consent to our retaining the Purchase  Payment while we gather the required  information.  Once we obtain the required  information,  we will invest the Purchase  Payment and issue the Annuity within two (2) days.  During any period that we are trying to obtain the required information, your money is not invested.

Additional  Purchase  Payments:  We will apply any  additional  Purchase  Payments on the Valuation Day that we receive the Purchase
Payment with satisfactory allocation instructions.

Scheduled  Transactions:  "Scheduled"  transactions  include  transfers  under  a  Dollar  Cost  Averaging,  rebalancing,  or  asset allocation program,  Systematic  Withdrawals,  Minimum Distributions or annuity payments.  Scheduled  transactions are processed and valued as of the date they are scheduled,  unless the scheduled day is not a Valuation Day. In that case,  the  transaction  will be processed and valued on Valuation Day prior to the scheduled transaction date.

Unscheduled  Transactions:   "Unscheduled"  transactions  include  any  other  non-scheduled  transfers  and  requests  for  Partial
Withdrawals  or Free  Withdrawals  or  Surrenders.  Unscheduled  transactions  are  processed  and valued as of the Valuation Day we receive the request at our Office and have all of the required information.

Medically-related  Surrenders & Death  Benefits:  Medically-related  surrender  requests and Death Benefit claims require our review and evaluation before  processing.  We price such transactions as of the date we receive at our Office all supporting  documentation we require for such transactions and that are satisfactory to us.

Transactions in Rydex and ProFunds VP Sub-accounts:  Generally,  purchase or redemption orders or transfer requests must be received by us by no later than the close of the NYSE to be processed  on the current  Valuation  Day.  However,  any purchase or  redemption order or transfer  request  involving the Rydex or ProFunds VP  Sub-accounts  must be received by us no later than one hour prior to any announced  closing of the applicable  securities  exchange  (generally,  3:00 p.m.  Eastern time) to be processed on the current
Valuation  Day. The "cut-off"  time for such financial  transactions  involving a Rydex or ProFunds VP Sub-account  will be extended to 1/2hour prior to any announced  closing  (generally,  3:30 p.m. Eastern time) for transactions  submitted  electronically  through
American  Skandia's  Internet  website  (www.americanskandia.com).   You  cannot  request  a  transaction  involving  the  purchase, redemption  or transfer of Units in one of the Rydex or ProFunds VP  Sub-accounts  between the  applicable  "cut-off"  time and 4:00
p.m.  Transactions received after 4:00 p.m. will be treated as received by us on the next Valuation Day.

TAX CONSIDERATIONS

WHAT ARE SOME OF THE FEDERAL TAX CONSIDERATIONS OF THIS ANNUITY?
Following is a brief summary of some of the Federal tax  considerations  relating to this Annuity.  However,  since the tax laws are complex and tax consequences are affected by your individual  circumstances,  this summary of our interpretation of the relevant tax laws is not  intended  to be  fully  comprehensive  nor is it  intended  as tax  advice.  Therefore,  you  may  wish  to  consult  a professional tax advisor for tax advice as to your particular situation.

HOW ARE AMERICAN SKANDIA AND THE SEPARATE ACCOUNTS TAXED?
The Separate  Accounts are taxed as part of American  Skandia.  American Skandia is taxed as a life insurance  company under Part I, subchapter  L of the Code.  No taxes are due on  interest,  dividends  and  short-term  or  long-term  capital  gains  earned by the
Separate Accounts with respect to the Annuities.

IN GENERAL, HOW ARE ANNUITIES TAXED?
Section 72 of the Code governs the taxation of annuities in general.  Taxation of the Annuity will depend in large part on:

1.       whether the Annuity is used by:
|X|      a qualified  pension plan,  profit  sharing plan or other  retirement  arrangement  that is eligible for special  treatment under the Code (for purposes of this discussion, a "Qualified Contract"); or
|X|      an individual or a corporation, trust or partnership (a "Non-qualified Contract"); and

2.       whether the Owner is:
|X|      an individual person or persons; or
|X|      an entity including a corporation, trust or partnership.

Individual  Ownership:  If one or more  individuals own an Annuity,  the Owner of the Annuity is generally not taxed on any increase in the value of the Annuity  until an amount is received (a  "distribution").  This is  commonly  referred to as "tax  deferral".  A distribution  can be in the form of a lump sum payment  including  payment of a Death Benefit,  or in annuity  payments under one of the annuity payment options.  Certain other transactions may qualify as a distribution and be subject to taxation.

Entity  Ownership:  If the Annuity is owned by an entity and is not a Qualified  Contract,  generally  the Owner of the Annuity must currently  include  any  increase in the value of the Annuity  during a tax year in its gross  income.  An  exception  from  current taxation  applies for annuities held by an employer with respect to a terminated  tax-qualified  retirement plan, a trust holding an annuity as an agent for a natural  person,  or by a decedent's  estate by reason of the death of the decedent.  A tax-exempt  entity for Federal tax purposes may not be subject to income tax as a result of this provision.

HOW ARE DISTRIBUTIONS TAXED?
Distributions from an Annuity are taxed as ordinary income and not as capital gains.

Distributions  Before  Annuitization:  Distributions  received before annuity  payments begin are generally  treated as coming first from "income on the contract" and then as a return of the  "investment  in the  contract".  The amount of any  distribution  that is treated  as receipt of  "income  on the  contract"  is  includible  in the  taxpayer's  gross  income and  taxable in the year it is received.  The amount of any  distribution  treated as a return of the  "investment  in the  contract"  is not  includible  in gross income.

|X|      "Income on the  contract" is calculated by  subtracting  the  taxpayer's  "investment  in the contract"  from the aggregate value of all "related contracts" (discussed below).
|X|      "Investment  in the  contract"  is equal to  total  purchase  payments  for all  "related  contracts"  minus  any  previous distributions  or portions of such  distributions  from such  "related  contracts"  that were not  includible  in gross income.
     "Investment  in the  contract"  may be affected by whether an annuity or any  "related  contract"  was  purchased  as part of a tax-free  exchange of life insurance,  endowment,  or annuity  contracts under Section 1035 of the Code. The "investment in the contract" for a Qualified Contract will be considered zero for tax reporting purposes.

Distributions  After  Annuitization:  A portion of each  annuity  payment  received on or after the Annuity  Date will  generally be taxable.  The taxable  portion of each annuity  payment is determined by a formula which  establishes the ratio that the "investment in the contract"  bears to the total value of annuity  payments to be made.  This is called the  "exclusion  ratio." The  investment in the contract is excluded  from gross income.  Any portion of an annuity  payment  received that exceeds the exclusion  ratio will be entirely  includible  in gross  income.  The formula for  determining  the  exclusion  ratio  differs  between fixed and variable annuity  payments.  When annuity  payments  cease  because of the death of the person upon whose life  payments are based and, as of the date of death,  the  amount of  annuity  payments  excluded  from  taxable  income by the  exclusion  ratio  does not exceed the
"investment in the contract," then the remaining  portion of unrecovered  investment may be allowed as a deduction on the decedent's final income tax return.

Penalty Tax on  Distributions:  Generally,  any  distribution  from an annuity  not used in  conjunction  with a Qualified  Contract
(Qualified  Contracts are  discussed  below) is subject to a penalty  equal to 10% of the amount  includible  in gross income.  This penalty does not apply to certain distributions, including:
|X|      Distributions made on or after the taxpayer has attained age 591/2;
|X|      Distributions made on or after the death of the contract owner, or, if the owner is an entity, the death of the annuitant;
|X|      Distributions attributable to the taxpayer's becoming disabled;
|X|      Distributions  which are part of a series of  substantially  equal periodic  payments for the life (or life  expectancy) of the taxpayer (or the joint lives of the taxpayer and the taxpayer's designated beneficiary);
|X|      Distributions of amounts which are treated as "investments in the contract" made prior to August 14, 1982;
|X|      Payments under an immediate annuity as defined in the Code;
|X|      Distributions under a qualified funding asset under Code Section 130(d); or
|X|      Distributions  from an annuity  purchased by an employer on the termination of a qualified pension plan that is held by the employer until the employee separates from service.

Special rules  applicable to "related  contracts":  Contracts  issued by the same insurer to the same contract owner within the same calendar year (other than certain  contracts owned in connection with a tax-qualified  retirement  arrangement) are to be treated as one annuity contract when determining the taxation of distributions  before  annuitization.  We refer to these contracts as "related contracts."  In situations  involving  related  contracts we believe that the values under such  contracts and the investment in the contracts  will be added  together to determine the proper  taxation of a  distribution  from any one contract  described  under the section  "Distributions  before  Annuitization."  Generally,  distributions  will be  treated  as coming  first  from  income on the contract  until all of the  income on all such  related  contracts  is  withdrawn,  and then as a return  of the  investment  in the contract.  There is some uncertainty  regarding the manner in which the Internal  Revenue Service would view related  contracts when one or more  contracts are immediate  annuities or are contracts that have been  annuitized.  The Internal  Revenue  Service has not issued guidance  clarifying this issue as of the date of this Prospectus.  You are  particularly  cautioned to seek advice from your own tax advisor on this matter.

Special  concerns  regarding  "substantially  equal  periodic  payments":  (also  known as  "72(t)" or  "72(q)"  distributions)  Any modification to a program of  distributions  which are part of a series of substantially  equal periodic  payments that occur before the later of the taxpayer  reaching age 59 1/2or five (5) years from the first of such payments will result in the  requirement to pay the 10%  premature  distribution  penalty  that would have been due had the payments  been  treated as subject to the 10%  premature distribution  penalty in the years  received,  plus  interest.  This does not apply when the  modification  is by reason of death or disability.  American Skandia does not currently support a section 72(q) program.

Special concerns regarding immediate  annuities:  The Internal Revenue Service has ruled that the immediate annuity exception to the
10% penalty described above under "Penalty Tax on Distributions" for  "non-qualified"  immediate annuities as defined under the Code may not apply to annuity payments under a contract  recognized as an immediate  annuity under state insurance law obtained  pursuant to an exchange of a contract if: (a) purchase  payments for the exchanged  contract  were  contributed  or deemed to be  contributed more than one year  prior to the  annuity  starting  date  under the  immediate  annuity;  and (b) the  annuity  payments  under the immediate annuity do not meet the requirements of any other exception to the 10% penalty.

Special rules in relation to tax-free  exchanges under Section 1035:  Section 1035 of the Code permits certain tax-free exchanges of a life insurance,  annuity or endowment  contract for an annuity.  If an annuity is purchased  through a tax-free exchange of a life insurance,  annuity or endowment contract that was purchased prior to August 14, 1982, then any distributions  other than as annuity payments will be considered to come:
|X|      First, from the amount of "investment in the contract" made prior to August 14, 1982 and exchanged into the annuity;
|X|      Then,  from any "income on the  contract"  that is  attributable  to the  purchase  payments  made prior to August 14, 1982
       (including income on such original purchase payments after the exchange);
|X|      Then, from any remaining "income on the contract"; and
|X|      Lastly, from the amount of any "investment in the contract" made after August 13, 1982.

Therefore,  to the extent a distribution is equal to or less than the remaining  investment in the contract made prior to August 14,
1982,  such amounts are not included in taxable  income.  Further,  distributions  received  that are  considered  to be a return of investment on the contract from purchase  payments made prior to August 14, 1982, such  distributions are not subject to the 10% tax penalty.  In all other respects,  the general  provisions of the Code apply to distributions from annuities obtained as part of such an exchange.

Partial  surrenders  may be treated in the same way as tax-free  1035  exchanges of entire  contracts,  therefore  avoiding  current taxation  of any gains in the  contract  as well as the 10% IRS tax penalty on pre-age 59 1/2withdrawals.  The IRS has  reserved  the right to treat  transactions it considers abusive as ineligible for this favorable partial 1035 exchange  treatment.  We do not know what transactions may be considered  abusive.  For example,  we do not know how the IRS may view early withdrawals or annuitizations after a  partial  exchange.  As of the  date of this  prospectus,  we will  treat a  partial  surrender  of this  type  involving  a non-qualified  annuity  contract as a "tax-free"  exchange  for future tax  reporting  purposes,  except to the extent that we, as a reporting and withholding agent,  believe that we would be expected to deem the transaction to be abusive.  However,  some insurance companies may not recognize  these partial  surrenders  as tax-free  exchanges and may report them as taxable  distributions  to the extent of any gain  distributed  as well as subjecting the taxable  portion of the  distribution  to the 10% IRS early  distribution penalty.  We  strongly  urge you to  discuss  any  transaction  of this  type  with  your tax  advisor  before  proceeding  with the transaction.

There is no guidance from the Internal Revenue Service as to whether a partial  exchange from a life insurance  contract is eligible for  non-recognition  treatment  under Section 1035 of the Code. We will continue to report a partial  surrender of a life insurance policy as subject to current  taxation to the extent of any gain.  In addition,  please be cautioned  that no specific  guidance has been provided as to the impact of such a transaction  on the remaining  life  insurance  policy,  particularly  as to the subsequent methods  to be used to test for  compliance  under  the Code for both the  definition  of life  insurance  and the  definition  of a modified endowment contract.

Special  Considerations  for  Purchasers of the Enhanced  Beneficiary  Protection  Optional  Death  Benefit:  As of the date of this
Prospectus,  it is our understanding  that the charges related to the optional Death Benefit are not subject to current taxation and we will not  report  them as such.  However,  the IRS could  take the  position  that  these  charges  should be  treated as partial withdrawals  subject to current  taxation to the extent of any gain and, if  applicable,  the 10% tax penalty.  We reserve the right to report charges for the optional Death Benefit as partial  withdrawals if we, as a reporting and withholding  agent,  believe that we would be expected to report them as such.

WHAT TAX CONSIDERATIONS ARE THERE FOR TAX-QUALIFIED RETIREMENT PLANS OR QUALIFIED CONTRACTS?
An annuity may be suitable as a funding vehicle for various types of  tax-qualified  retirement  plans.  We have provided  summaries below of the  types of  tax-qualified  retirement  plans  with  which we may  issue an  Annuity.  These  summaries  provide  general information  about the tax rules and are not  intended to be  complete  discussions.  The tax rules  regarding  qualified  plans are complex.  These rules may include limitations on contributions and restrictions on distributions,  including  additional taxation of distributions  and  additional  penalties.  The  terms  and  conditions  of the  tax-qualified  retirement  plan  may  impose  other limitations  and  restrictions  that are in  addition  to the terms of the  Annuity.  The  application  of these  rules  depends  on individual  facts and  circumstances.  Before  purchasing an Annuity for use in a qualified  plan,  you should obtain  competent tax advice,  both as to the tax treatment and  suitability of such an investment.  American  Skandia does not offer all of its annuities to all of these types of tax-qualified retirement plans.

Corporate  Pension and  Profit-sharing  Plans:  Annuities may be used to fund  employee  benefits of various  corporate  pension and profit-sharing  plans  established by corporate  employers  under Section 401(a) of the Code including  401(k) plans.  Contributions to such plans are not taxable to the employee until  distributions  are made from the retirement plan. The Code imposes  limitations on the amount that may be contributed  and the timing of  distributions.  The tax treatment of  distributions  is subject to special provisions of the Code, and also depends on the design of the specific  retirement plan.  There are also special  requirements as to participation, nondiscrimination, vesting and nonforfeitability of interests.

H.R. 10 Plans:  Annuities  may also be used to fund  benefits of retirement  plans  established  by  self-employed  individuals  for themselves and their  employees.  These are commonly  known as "H.R. 10 Plans" or "Keogh Plans".  These plans are subject to most of the same types of limitations and  requirements as retirement  plans  established by corporations.  However,  the exact  limitations and requirements may differ from those for corporate plans.

Tax Sheltered  Annuities:  Under Section 403(b) of the Code, a tax sheltered annuity ("TSA") is a contract into which  contributions may be  made  by  certain  qualifying  employers  such  as  public  schools  and  certain  charitable,  educational  and  scientific organizations  specified  in Section  501(c)(3)  for the  benefit of their  employees.  Such  contributions  are not  taxable to the employee  until  distributions  are made from the TSA.  The Code  imposes  limits on  contributions,  transfers  and  distributions.
Nondiscrimination requirements also apply.

Section 457 Plans:  Under Section 457 of the Code,  deferred  compensation  plans  established by governmental and certain other tax exempt  employers  for their  employees  may invest in annuity  contracts.  The Code limits  contributions  and  distributions,  and imposes  eligibility  requirements as well.  Contributions  are not taxable to employees until  distributed from the plan.  However, plan assets  remain the  property of the  employer  and are subject to the claims of the  employer's  general  creditors  until such assets are made available to participants or their beneficiaries.

Individual  Retirement  Arrangements  or "IRAs":  Section  408 of the Code allows  eligible  individuals  to maintain an  individual retirement  account  or  individual  retirement  annuity  ("IRA").  IRAs  are  subject  to  limitations  on the  amount  that may be contributed,  the  contributions  that may be deducted from taxable income,  the persons who may be eligible to establish an IRA and the time when  distributions  must commence.  Further,  an Annuity may be established  with "roll-over"  distributions  from certain tax-qualified retirement plans and maintain the tax-deferred status of these amounts.

Roth IRAs:  A form of IRA is also  available  called a "Roth  IRA".  Contributions  to a Roth IRA are not tax  deductible.  However, distributions  from a Roth IRA are free from  Federal  income taxes and are not subject to the 10% penalty tax if five (5) tax years have passed since the first  contribution  was made or any conversion from a traditional  IRA was made and the  distribution is made
                                                                                                       ---
(a) once the taxpayer is age 59 1/2or older,  (b) upon the death or disability of the taxpayer,  or (c) for qualified  first-time home buyer expenses,  subject to certain  limitations.  Distributions  from a Roth IRA that are not "qualified" as described above may be subject to Federal income and penalty taxes.

Purchasers  of IRAs and Roth  IRAs  will  receive a  special  disclosure  document,  which  describes  limitations  on  eligibility, contributions,  transferability  and  distributions.  It also  describes  the  conditions  under which  distributions  from IRAs and qualified  plans  may be  rolled  over or  transferred  into an IRA or  another  qualified  plan,  on a  tax-deferred  basis and the conditions  under which  distributions  from  traditional IRAs may be rolled over to, or the traditional IRA itself may be converted into, a Roth IRA.

SEP IRAs:  Eligible  employers  that meet  specified  criteria may  establish  Simplified  Employee  Pensions or SEP IRAs.  Employer
contributions  that may be made to employee SEP IRAs are larger than the amounts that may be  contributed  to other IRAs, and may be deductible to the employer.

HOW ARE DISTRIBUTIONS FROM QUALIFIED CONTRACTS TAXED?
Distributions  from  Qualified  Contracts are generally  taxed under  Section 72 of the Code.  Under these rules,  a portion of each distribution  may be excludable  from income.  The  excludable  amount is the proportion of a  distribution  representing  after-tax contributions.  Generally,  a 10% penalty tax applies to the taxable portion of a distribution from a Qualified  Contract made prior to age 59 1/2.  However, the 10% penalty tax does not apply when the distribution:
|X|      is part of a properly executed transfer to another IRA or another eligible qualified account;
|X|      is subsequent to the death or  disability  of the taxpayer (for this purpose  disability is as defined in Section  72(m)(7)
     of the Code);
|X|      is part of a series  of  substantially  equal  periodic  payments  to be paid not less  frequently  than  annually  for the taxpayer's life or life expectancy or for the joint lives or life expectancies of the taxpayer and a designated beneficiary;
|X|      is subsequent to a separation from service after the taxpayer attains age 55*;
|X|      does not exceed the employee's allowable deduction in that tax year for medical care*;
|X|      is made to an alternate payee pursuant to a qualified domestic relations order*; and
|X|      is made pursuant to an IRS levy.

The exceptions above which are followed by an asterisk (*) do not apply to IRAs.  Certain other exceptions may be available.

Minimum  Distributions  after age 70 1/2: A participant's  interest in a Qualified Contract must generally be distributed,  or begin to be distributed, by the "required beginning date".  This is April 1st of the calendar year following the later of:
|X|      the calendar year in which the individual attains age 70 1/2; or
|X|      the calendar  year in which the  individual  retires from service with the employer  sponsoring  the plan.  The  retirement option is not available to IRAs.

The  IRS  has  released  Treasury  regulations  containing  new  Minimum  Distribution  rules.  Under  the new  rules,  the  Minimum
Distribution  amount will be lower for the vast  majority of  individuals.  For Minimum  Distributions  required in 2002 and beyond, the individual may utilize the 2002 Final Regulations, the 2001 Proposed Regulations or the 1987 Proposed Regulations.

Under the new Minimum  Distribution  rules, a uniform life expectancy table will be utilized by all participants except those with a spouse who is more than ten (10)  years  younger  than the  participant.  In that case,  the new rules  permit  the  participant  to utilize the actual life  expectancies of the participant  and the spouse.  In most cases,  the beneficiary may be changed during the participant's  lifetime with no affect on the Minimum  Distributions.  At death,  the  designated  Beneficiary  may  generally  take
Minimum Distributions over his/her life expectancy or in a lump sum.

If the amount  distributed is less than the minimum  required  distribution for the year, the participant is subject to a 50% tax on the amount that was not properly  distributed.  Because of the many recent changes to the Minimum  Distribution  rules,  we strongly encourage you to consult with your tax advisor for more detailed information.

GENERAL TAX CONSIDERATIONS

Diversification:  Section  817(h) of the Code provides that a variable  annuity  contract,  in order to qualify as an annuity,  must have an "adequately  diversified"  segregated asset account (including  investments in a mutual fund by the segregated asset account of  insurance  companies).  If the  diversification  requirements  under the Code are not met and the  annuity is not  treated as an annuity,  the  taxpayer  will be subject to income tax on the annual gain in the  contract.  The Treasury  Department's  regulations prescribe the  diversification  requirements  for variable  annuity  contracts.  We expect the underlying  mutual fund portfolios to comply with the terms of these regulations.

Transfers Between Investment  Options:  Transfers between investment  options are not subject to taxation.  The Treasury  Department may  promulgate  guidelines  under  which a variable  annuity  will not be treated as an annuity for tax  purposes  if persons  with ownership  rights have excessive  control over the  investments  underlying  such variable  annuity.  Such guidelines may or may not address the number of investment  options or the number of transfers  between  investment  options offered under a variable annuity.
It is not known whether such guidelines,  if in fact promulgated,  would have retroactive  effect. It is also not known what effect, if any, such guidelines may have on transfers  between the investment  options of the Annuity offered  pursuant to this  Prospectus.
We will take any action,  including  modifications to your Annuity or the  Sub-accounts,  required to comply with such guidelines if promulgated.

Federal  Income Tax  Withholding:  Section  3405 of the Code  provides  for  Federal  income  tax  withholding  on the  portion of a distribution  which is  includible  in the gross  income of the  recipient.  Amounts to be  withheld  depend  upon the nature of the distribution.  However,  under most  circumstances  a recipient  may elect not to have income  taxes  withheld or have income  taxes withheld at a different rate by filing a completed election form with us.

Certain  distributions,  known as  eligible  rollover  distributions,  from  Qualified  Contracts,  are  subject  to  automatic  20%
withholding for Federal income taxes. The following  distributions  are not eligible  rollover  distributions and not subject to 20%
withholding::
|X|      any portion of a distribution paid as a Minimum Distribution;
|X|      direct transfers to the trustee of another retirement plan;
|X|      distributions from an individual retirement account or individual retirement annuity;
|X|      distributions  made as  substantially  equal periodic  payments for the life or life  expectancy of the  participant in the retirement plan or the life or life expectancy of such participant and his or her designated beneficiary under such plan;
|X|      distributions  that are part of a series of substantial  periodic  payments pursuant to Section 72(q) or 72(t) of the Code;
     and
|X|      certain other distributions where automatic 20% withholding may not apply.

Loans,  Assignments  and Pledges:  Any amount  received  directly or indirectly  as a loan from, or any  assignment or pledge of any portion of the value of, an annuity  before annuity  payments have begun is treated as a distribution  subject to taxation under the distribution  rules set forth  above.  Any gain in an annuity on or after the  assignment  or pledge of an entire  annuity and while such  assignment  or pledge  remains  in effect is  treated as  "income  on the  contract"  in the year in which it is  earned.  For annuities not issued as Qualified  Contracts,  the cost basis of the annuity is increased by the amount of any  assignment or pledge includible  in gross  income.  The cost basis is not affected by any repayment of any loan for which the annuity is collateral or by payment of any interest thereon.

Gifts:  The gift of an annuity to someone  other than the spouse of the owner (or former  spouse  incident to a divorce) is treated, for income tax purposes, as a distribution.

Estate and Gift Tax  Considerations:  You should obtain  competent tax advice with respect to possible  federal and state estate and gift tax consequences flowing from the ownership and transfer of annuities.

Generation-Skipping  Transfers:  Under the Code  certain  taxes may be due when all or part of an  annuity is  transferred  to, or a death  benefit is paid to, an  individual  two or more  generations  younger than the  contract  holder.  These  generation-skipping transfers  generally  include those subject to federal estate or gift tax rules.  There is an aggregate $1.1 million  exemption from taxes for all such  transfers.  We may be required to determine  whether a  transaction  is a direct skip as defined in the Code and the amount of the  resulting  tax. We will  deduct from your  Annuity or from any  applicable  payment  treated as a direct skip any amount of tax we are required to pay.

Considerations  for Contingent  Annuitants:  There may be adverse tax consequences if a contingent  annuitant  succeeds an annuitant when the Annuity is owned by a trust that is neither tax exempt nor  qualifies  for preferred  treatment  under certain  sections of the Code.  In general,  the Code is designed  to prevent  indefinite  deferral  of tax.  Continuing  the benefit of tax  deferral by naming one or more contingent  annuitants  when the Annuity is owned by a  non-qualified  trust might be deemed an attempt to extend the tax deferral for an indefinite  period.  Therefore,  adverse tax treatment may depend on the terms of the trust, who is named as contingent  annuitant,  as well as the  particular  facts and  circumstances.  You should  consult your tax advisor  before naming a contingent annuitant if you expect to use an Annuity in such a fashion.

GENERAL INFORMATION

HOW WILL I RECEIVE STATEMENTS AND REPORTS?
We send any  statements  and reports  required by applicable  law or  regulation  to you at your last known  address of record.  You should  therefore give us prompt notice of any address change.  We reserve the right, to the extent  permitted by law and subject to your prior  consent,  to provide  any  prospectus,  prospectus  supplements,  confirmations,  statements  and  reports  required  by applicable law or regulation to you through our Internet Website at  http://www.americanskandia.com  or any other electronic  means, including  diskettes or CD ROMs. We send a confirmation  statement to you each time a transaction  is made affecting  Account Value, such as making additional Purchase Payments,  transfers,  exchanges or withdrawals.  We also send quarterly statements detailing the activity affecting your Annuity during the calendar quarter.  We may confirm regularly  scheduled  transactions,  such as the Annual
Maintenance  Fee, in quarterly  statements  instead of  confirming  them  immediately.  You should review the  information  in these statements  carefully.  You may  request  additional  reports.  We  reserve  the right to charge up to $50 for each such  additional report.

Any errors or  corrections  on  transactions  for your  Annuity  must be  reported to us at our Office as soon as possible to assure proper accounting to your Annuity. For transactions that are confirmed  immediately,  we assume all transactions are accurate unless you notify us otherwise  within 30 days from the date you receive the  confirmation.  For  transactions  that are first confirmed on the quarterly  statement,  we assume all transactions are accurate unless you notify us within 30 days from the date you receive the quarterly  statement.  All transactions  confirmed  immediately or by quarterly statement are deemed conclusive after the applicable
30-day  period.  We may also send an annual report and a semi-annual  report  containing  applicable  financial  statements  for the
Separate Account and the Portfolios,  as of December 31 and June 30, respectively,  to Owners or, with your prior consent, make such documents available electronically through our Internet Website or other electronic means.

WHO IS AMERICAN SKANDIA?
American Skandia Life Assurance  Corporation  ("American  Skandia") is a stock life insurance  company domiciled in Connecticut with licenses in all 50 states and the District of Columbia.  American Skandia is a wholly-owned  subsidiary of American  Skandia,  Inc., whose  ultimate  parent  is  Skandia  Insurance  Company  Ltd.,  a  Swedish  company.  American  Skandia  markets  its  products  to broker-dealers  and financial  planners  through an internal field marketing  staff. In addition,  American  Skandia markets through and in conjunction with financial institutions such as banks that are permitted directly, or through affiliates, to sell annuities.

American Skandia is in the business of issuing variable annuity and variable life insurance  contracts.  American Skandia  currently offers the following  products:  (a) flexible  premium  deferred  annuities and single  premium fixed  deferred  annuities  that are registered  with the SEC;  (b) certain  other fixed  deferred  annuities  that are not  registered  with the SEC; (c) both fixed and variable immediate  adjustable  annuities;  and (d) a single premium variable life insurance policy that is registered with the SEC.
No company  other than  American  Skandia has any legal  responsibility  to pay amounts that it owes under its variable  annuity and variable life insurance contracts.

WHAT ARE SEPARATE ACCOUNTS?
The separate  accounts are where American  Skandia sets aside and invests the assets of some of our annuities.  In the  accumulation period,  assets supporting Account Values of the Annuities are held in separate accounts  established under the laws of the State of
Connecticut.  We are the legal owner of assets in the separate  accounts.  In the payout  period,  assets  supporting  fixed annuity payments  and any  adjustable  annuity  payments we make  available  are held in our general  account.  Assets  supporting  variable annuity  payment  options  may be invested in our  separate  accounts.  Income,  gains and losses  from  assets  allocated  to these separate  accounts are credited to or charged against each such separate account without regard to other income,  gains or losses of
American Skandia or of any other of our separate  accounts.  These assets may only be charged with liabilities  which arise from the
Annuities  issued by American  Skandia.  The amount of our obligation in relation to allocations to the Sub-accounts is based on the investment performance of such Sub-accounts.  However, the obligations themselves are our general corporate obligations.

Separate Account B
During the accumulation  period, the assets supporting  obligations based on allocations to the variable investment options are held in Class 3 Sub-accounts of American Skandia Life Assurance  Corporation  Variable  Account B, also referred to as "Separate  Account
B". Separate  Account B consists of multiple  Sub-accounts.  The name of each Sub-account  generally  corresponds to the name of the underlying  Portfolio.  Separate Account B was established by us pursuant to Connecticut  law.  Separate Account B also holds assets of other annuities  issued by us with values and benefits that vary according to the investment  performance of Separate  Account B.
The  Sub-accounts  of this Annuity are all Class 3 Sub-accounts  of Separate  Account B. Each  Sub-account  invests only in a single mutual fund or mutual fund portfolio.  Each class of Sub-accounts  in Separate  Account B has a different level of charges  assessed against such  Sub-accounts.  Separate  Account B is registered  with the SEC under the Investment  Company Act of 1940  ("Investment
Company Act") as a unit investment trust, which is a type of investment  company.  The SEC does not supervise  investment  policies, management or practices of Separate Account B.

We reserve the right to make  changes to the  Sub-accounts  available  under the Annuity as we determine  appropriate.  We may offer new  Sub-accounts,  eliminate  Sub-accounts,  or combine  Sub-accounts  at our sole  discretion.  We may also close  Sub-accounts to additional  Purchase  Payments on existing Annuity  contracts or close  Sub-accounts  for Annuities  purchased on or after specified dates.  We may also substitute an underlying  mutual fund or portfolio of an underlying  mutual fund for another  underlying  mutual fund or  portfolio  of an  underlying  mutual fund,  subject to our receipt of any  exemptive  relief that we are required to obtain under the Investment Company Act.  We will notify Owners of changes we make to the Sub-accounts available under the Annuity.

Values and benefits based on  allocations to the  Sub-accounts  will vary with the investment  performance of the underlying  mutual funds or fund  portfolios,  as  applicable.  We do not  guarantee  the  investment  results of any  Sub-account.  Your Account Value allocated  to the  Sub-accounts  may increase or  decrease.  You bear the entire  investment  risk.  There is no assurance  that the
Account Value of your Annuity will equal or be greater than the total of the Purchase Payments you make to us.

Separate Account D
During the  accumulation  period,  assets  supporting our obligations  based on Fixed  Allocations are held in American Skandia Life
Assurance  Corporation  Separate  Account D, also  referred to as  "Separate  Account D".  Such  obligations  are based on the fixed interest  rates we credit to Fixed  Allocations  and the terms of the Annuities.  These  obligations do not depend on the investment performance of the assets in Separate Account D.  Separate Account D was established by us pursuant to Connecticut law.

There are no units in Separate  Account D. The Fixed  Allocations  are  guaranteed  by our  general  account.  An Annuity  Owner who allocates a portion of their Account  Value to Separate  Account D does not  participate  in the  investment  gain or loss on assets maintained  in  Separate  Account  D. Such gain or loss  accrues  solely to us. We retain  the risk that the value of the  assets in
Separate  Account D may drop below the reserves and other  liabilities we must maintain.  Should the value of the assets in Separate
Account D drop below the reserve and other  liabilities we must maintain in relation to the annuities  supported by such assets,  we will transfer  assets from our general  account to Separate  Account D to make up the  difference.  We have the right to transfer to our  general  account any assets of Separate  Account D in excess of such  reserves  and other  liabilities.  We maintain  assets in
Separate Account D supporting a number of annuities we offer.

We  currently  employ  investment  managers  to manage the  assets  maintained  in  Separate  Account  D. Each  manager we employ is responsible  for  investment  management  of a different  portion of  Separate  Account D. From time to time  additional  investment managers  may be employed or  investment  managers may cease being  employed.  We are under no  obligation  to employ or continue to employ any investment manager(s) and have sole discretion over the investment managers we retain.

We are not obligated to invest  according to specific  guidelines or strategies  except as may be required by Connecticut  and other state insurance laws.

WHAT IS THE LEGAL STRUCTURE OF THE UNDERLYING FUNDS?
Each underlying  mutual fund is registered as an open-end  management  investment  company under the Investment  Company Act. Shares of the underlying  mutual fund portfolios are sold to separate  accounts of life insurance  companies  offering variable annuity and variable life insurance products.  The shares may also be sold directly to qualified pension and retirement plans.

Voting Rights
We are the legal owner of the shares of the underlying  mutual funds in which the  Sub-accounts  invest.  However,  under SEC rules, you have voting  rights in relation  to Account  Value  maintained  in the  Sub-accounts.  If an  underlying  mutual fund  portfolio requests a vote of  shareholders,  we will vote our shares based on  instructions  received from Owners with Account Value allocated to that  Sub-account.  Owners have the right to vote an amount equal to the number of shares  attributable  to their  contracts.  If we do not receive voting  instructions  in relation to certain  shares,  we will vote those shares in the same manner and proportion as the shares  for which we have  received  instructions.  We will  furnish  those  Owners who have  Account  Value  allocated  to a
Sub-account  whose  underlying  mutual fund portfolio has requested a "proxy" vote with proxy  materials and the necessary  forms to provide us with their voting  instructions.  Generally,  you will be asked to provide instructions for us to vote on matters such as changes in a  fundamental  investment  strategy,  adoption  of a new  investment  advisory  agreement,  or matters  relating  to the structure of the underlying mutual fund that require a vote of shareholders.

American  Skandia  Trust (the  "Trust") has obtained an  exemption  from the  Securities  and Exchange  Commission  that permits its investment adviser,  American Skandia Investment Services,  Incorporated ("ASISI"),  subject to approval by the Board of Trustees of the Trust, to change  sub-advisors  for a Portfolio and to enter into new sub-advisory  agreements,  without  obtaining  shareholder approval of the changes.  This exemption (which is similar to exemptions  granted to other  investment  companies that are organized in a similar manner as the Trust) is intended to facilitate the efficient  supervision  and management of the  sub-advisors by ASISI and the  Trustees.  The Trust is  required,  under the terms of the  exemption,  to  provide  certain  information  to  shareholders following these types of changes.

Material Conflicts
It is possible that  differences  may occur between  companies  that offer shares of an  underlying  mutual fund  portfolio to their respective  separate  accounts  issuing  variable  annuities  and/or  variable life insurance  products.  Differences may also occur surrounding the offering of an underlying  mutual fund portfolio to variable life insurance  policies and variable annuity contracts that we offer.  Under certain  circumstances,  these  differences could be considered  "material  conflicts," in which case we would take  necessary  action to protect  persons with voting rights under our variable  annuity  contracts  and variable  life  insurance policies  against  persons  with  voting  rights  under other  insurance  companies'  variable  insurance  products.  If a "material conflict" were to arise between owners of variable  annuity  contracts and variable life  insurance  policies  issued by us we would take  necessary  action to treat such  persons  equitably  in  resolving  the  conflict.  "Material  conflicts"  could  arise due to differences  in voting  instructions  between  owners of variable  life  insurance  and  variable  annuity  contracts of the same or different companies.  We monitor any potential conflicts that may exist.

Service Fees Payable by Underlying Funds
American  Skandia or our  affiliates  have  entered  into  agreements  with the  investment  adviser or  distributor  of many of the underlying  Portfolios.  Under the terms of these agreements,  American Skandia provides  administrative and support services to the
Portfolios for which a fee is paid that is generally based on a percentage of the average assets  allocated to the Portfolios  under the Annuity.  Any fees payable  will be  consistent  with the services  rendered or the  expected  cost savings  resulting  from the arrangement.  These agreements may be different for each underlying mutual fund whose portfolios are offered as Sub-accounts.

WHO DISTRIBUTES ANNUITIES OFFERED BY AMERICAN SKANDIA?
American Skandia  Marketing,  Incorporated  ("ASM"),  a wholly-owned  subsidiary of American  Skandia,  Inc., is the distributor and principal  underwriter of the securities  offered  through this  prospectus.  ASM acts as the distributor of a number of annuity and life  insurance  products we offer and both American  Skandia Trust and American  Skandia  Advisor  Funds,  Inc., a family of retail mutual  funds.  ASM also acts as an  introducing  broker-dealer  through  which it receives a portion of  brokerage  commissions  in connection  with  purchases  and sales of securities  held by  portfolios of American  Skandia Trust which are offered as underlying investment options under the Annuity.

ASM's principal business address is One Corporate Drive,  Shelton,  Connecticut 06484. ASM is registered as broker-dealer  under the
Securities Exchange Act of 1934 ("Exchange Act") and is a member of the National Association of Securities Dealers, Inc. ("NASD").

The Annuity is offered on a continuous  basis.  ASM enters into  distribution  agreements with  independent  broker-dealers  who are registered  under the Exchange Act and with entities that may offer the Annuity but are exempt from  registration.  Applications for the Annuity are solicited by registered  representatives of those firms. Such  representatives  will also be our appointed insurance agents under state insurance law.  In addition, ASM may offer the Annuity directly to potential purchasers.

Compensation  is paid to firms on sales of the Annuity  according  to one or more  schedules.  The  individual  representative  will receive a portion of the  compensation,  depending on the practice of the firm.  Compensation  is generally based on a percentage of
Purchase  Payments  made, up to a maximum of 7.0%.  Alternative  compensation  schedules are available  that provide a lower initial commission  plus ongoing  annual  compensation  based on all or a portion of Account  Value.  We may also provide  compensation  for providing  ongoing  service to you in relation to the Annuity.  Commissions and other  compensation  paid in relation to the Annuity do not result in any additional charge to you or to the Separate Account.

In addition,  firms may receive  separate  compensation  or  reimbursement  for,  among other things,  training of sales  personnel, marketing or other services they provide to us or our affiliates.  We or ASM may enter into  compensation  arrangements with certain firms.  These  arrangements  will not be offered to all firms and the terms of such  arrangements may differ between firms. Any such compensation  will be paid by us or ASM and will not result in any additional  charge to you. To the extent  permitted by NASD rules and other  applicable laws and  regulations,  ASM may pay or allow other  promotional  incentives or payments in the form of cash or other compensation.

Advertising:  We may  advertise  certain  information  regarding  the  performance  of the  investment  options.  Details  on how we calculate  performance for the  Sub-accounts  are found in the Statement of Additional  Information.  This  information may help you review the performance of the investment  options and provide a basis for comparison with other  annuities.  This information may be less useful when  comparing  the  performance  of the  investment  options with other  savings or  investment  vehicles.  Such other investments  may not  provide  some of the  benefits  of  annuities,  or may not be  designed  for  long-term  investment  purposes.
Additionally  other savings or investment  vehicles may not be receive the  beneficial  tax treatment  given to annuities  under the
Code.

We may advertise the  performance of the  Portfolios in the form of "Standard" and  "Non-standard"  Total Returns.  "Standard  Total
Return" figures assume a hypothetical  initial  investment of $1,000  allocated to a Sub-account  during the most recent,  one, five and ten year periods (or since the inception date that the Portfolio has been offered as a Sub-account,  if less).  "Standard  Total
Return"  figures assume that the Insurance  Charge and the Annual  Maintenance Fee (if applicable) are deducted and that the Annuity is  surrendered  at the end of the  applicable  period,  meaning  that any  Contingent  Deferred  Sales Charge that would apply upon surrender is also deducted.  "Non-standard  Total Return" figures  include any performance  figures that do not meet the SEC's rules for Standard Total Returns.  Non-standard  Total Returns are calculated in the same manner as  standardized  returns except that the figures may not reflect all fees and charges.  In particular,  they may assume no surrender at the end of the  applicable  period so that the CDSC does not apply.  Standard  and  Non-standard  Total  Returns  will not  reflect  charges  that  apply to any  optional benefits.  The additional cost associated with any optional  benefits you elected will reduce your performance.  Non-standard  Total
Returns must be accompanied by Standard Total Returns.

Some of the  underlying  Portfolios  existed  prior to the  inception  of these  Sub-accounts.  Performance  quoted  in  advertising regarding  such  Sub-accounts  may indicate  periods during which the  Sub-accounts  have been in existence but prior to the initial offering of the Annuities,  or periods during which the underlying  Portfolios  have been in existence,  but the  Sub-accounts  have not. Such hypothetical  historical  performance is calculated using the same assumptions  employed in calculating actual performance since inception of the  Sub-accounts.  Hypothetical  historical  performance of the underlying  Portfolios prior to the existence of the Sub-accounts may only be presented as Non-standard Total Returns.

We may advertise the  performance  of money  market-type  Sub-accounts  using a measure of the "current and  effective  yield".  The current yield of a money  market-type  Sub-account  is  calculated  based upon the previous  seven-day  period ending on the date of calculation.  The effective yield of a money  market-type  Sub-account  reflects the  reinvestment of net income earned daily on the assets of such a Sub-account.  The current and effective yields reflect the Insurance  Charge deducted  against the Sub-account.  In a low interest  rate  environment,  yields for money  market-type  Sub-accounts,  after  deduction of the Insurance  Charge,  may be negative even though the yield (before  deducting the Insurance  Charge) is positive.  Current and effective yield  information will fluctuate.  This  information  may not provide a basis for  comparisons  with  deposits in banks or other  institutions  which pay a fixed yield over a stated period of time, or with investment  companies  which do not serve as underlying  mutual funds for variable annuities and/or do not have additional asset-based charges deducted for the insurance protection provided by the Annuity.

Performance  information on the Sub-accounts is based on past performance only and is not an indication or  representation of future performance.  Performance of the Sub-accounts is not fixed.  Actual  performance  will depend on the type,  quality and, for some of the  Sub-accounts,  the maturities of the investments held by the underlying  mutual funds or portfolios and upon prevailing  market conditions and the response of the underlying  mutual funds to such  conditions.  Actual  performance will also depend on changes in the expenses of the underlying  mutual funds or portfolios.  Such changes are reflected,  in turn, in the Sub-accounts  which invest in such underlying  mutual fund or portfolio.  In addition,  the amount of charges  assessed  against each  Sub-account  will affect performance.

The information we may advertise  regarding the Fixed  Allocations  may include the then current  interest rates we are crediting to new Fixed  Allocations.  Information  on  current  rates  will be as of the date  specified  in such  advertisement.  Rates  will be included in  advertisements  to the extent  permitted by law. Given that the actual rates  applicable to any Fixed Allocation are as of the date of any such Fixed  Allocation's  Guarantee  Period begins,  the rate credited to a Fixed  Allocation may be more or less than those quoted in an advertisement.

Advertisements  we distribute may also compare the  performance of our  Sub-accounts  with: (a) certain  unmanaged  market  indices, including but not limited to the Dow Jones Industrial  Average,  the Standard & Poor's 500, the NASDAQ 100, the Shearson Lehman Bond
Index,  the Frank Russell  non-U.S.  Universal Mean, the Morgan Stanley  Capital  International  Index of Europe,  Asia and Far East
Funds, and the Morgan Stanley Capital  International World Index; and/or (b) other management  investment  companies with investment objectives  similar to the mutual fund or portfolio  underlying the  Sub-accounts  being compared.  This may include the performance ranking assigned by various publications,  including but not limited to the Wall Street Journal,  Forbes,  Fortune, Money, Barron's,
Business Week, USA Today and  statistical  services,  including but not limited to Lipper  Analytical  Services Mutual Funds Survey,
Lipper Annuity and Closed End Survey,  the Variable  Annuity Research Data Survey,  SEI, the Morningstar  Mutual Fund Sourcebook and
the Morningstar Variable Annuity/Life Sourcebook.

American Skandia Life Assurance  Corporation may advertise its rankings and/or ratings by independent  financial  ratings  services.
Such rankings may help you in evaluating  our ability to meet our  obligations in relation to Fixed  Allocations,  pay minimum death benefits,  pay annuity  payments or administer  Annuities.  Such rankings and ratings do not reflect or relate to the performance of
Separate Account B.

AVAILABLE INFORMATION
A Statement of  Additional  Information  is available  from us without  charge upon your  request.  This  Prospectus  is part of the registration  statement we filed with the SEC regarding this offering.  Additional  information on us and this offering is available in those  registration  statements and the exhibits  thereto.  You may obtain copies of these materials at the prescribed rates from the SEC's Public Reference  Section,  450 Fifth Street N.W.,  Washington,  D.C., 20549. You may inspect and copy those  registration statements  and  exhibits  thereto at the SEC's  public  reference  facilities  at the above  address,  Room 1024,  and at the SEC's
Regional Offices,  The Woolworth Building,  233 Broadway,  New York, NY and 175 W. Jackson Boulevard,  Suite 900, Chicago, IL. These
documents,   as  well  as  documents  incorporated  by  reference,   may  also  be  obtained  through  the  SEC's  Internet  Website
(http://www.sec.gov) for this registration statement as well as for other registrants that file electronically with the SEC.

INCORPORATION OF CERTAIN DOCUMENTS BY REFERENCE
To the extent and only to the extent that any statement in a document  incorporated  by reference  into this  Prospectus is modified or  superseded  by a statement in this  Prospectus  or in a  later-filed  document,  such  statement is hereby deemed so modified or superseded and not part of this  Prospectus.  The Annual Report on Form 10-K for the year ended December 31, 2001  previously  filed by the Company with the SEC under the Exchange Act is incorporated by reference in this Prospectus.

We will furnish you without charge a copy of any or all of the documents  incorporated  by reference in this  Prospectus,  including any exhibits to such documents which have been  specifically  incorporated by reference.  We will do so upon receipt of your written or oral request.

HOW TO CONTACT US
You can contact us by:
|X|      calling our Customer  Service Team at  1-800-752-6342  during our normal  business  hours,  8:30 a.m. EST to 8:00 p.m. EST,
       Monday through Friday, or Skandia's Telephone Automated Response System (STARS) at 1-800-766-4530.
|X|      writing  to us via  regular  mail at  American  Skandia  -  Variable  Annuities,  P.O.  Box 7040,  Bridgeport,  Connecticut
       06601-7040 OR for express mail American  Skandia - Variable  Annuities,  One Corporate  Drive,  Shelton,  Connecticut  06484.
       NOTE: Failure to send mail to the proper address may result in a delay in our receiving and processing your request.
|X|      sending an email to customerservice@skandia.com or visiting our Internet Website at www.americanskandia.com
|X|      accessing information about your Annuity through our Internet Website at www.americanskandia.com

You can obtain account information  through Skandia's  Telephone  Automated Response System (STARS) and at  www.americanskandia.com, our  Internet  Website.  Our  Customer  Service  representatives  are also  available  during  business  hours to  provide  you with information  about your account.  You can request certain  transactions  through our telephone voice response  system,  our Internet
Website  or  through  a  customer  service  representative.  You  can  provide  authorization  for a  third  party,  including  your attorney-in-fact  acting  pursuant to a power of attorney or an  investment  professional,  to access your account  information  and perform certain  transactions on your account.  You will need to complete a form provided by us which identifies those  transactions that you wish to authorize via telephonic  and electronic  means and whether you wish to authorize a third party to perform any such transactions.  We require that you or your  representative  provide proper  identification  before performing  transactions over the telephone  or through our Internet  Website.  This may include a Personal  Identification  Number (PIN) that will be provided to you upon issue of your  Annuity or you may  establish  or change your PIN through  STARS and at  www.americanskandia.com,  our  Internet
Website.  Any third party that you  authorize  to perform  financial  transactions  on your  account will be assigned a PIN for your account.

Transactions  requested  via  telephone are recorded.  To the extent  permitted by law, we will not be  responsible  for any claims, loss,  liability or expense in connection with a transaction  requested by telephone or other  electronic  means if we acted on such transaction  instructions  after following  reasonable  procedures to identify those persons  authorized to perform  transactions on your  Annuity  using  verification  methods  which may  include a request  for your  Social  Security  number,  PIN or other form of electronic  identification.  We may be liable for losses due to  unauthorized  or fraudulent  instructions if we did not follow such procedures.

American Skandia does not guarantee access to telephonic,  facsimile,  Internet or any other electronic  information or that we will be able to accept  transaction  instructions  via such means at all times.  Regular  and/or  express  mail will be the only means by which we will accept  transaction  instructions when telephonic,  facsimile,  Internet or any other electronic means are unavailable or delayed.  American  Skandia  reserves the right to limit,  restrict or  terminate  telephonic,  facsimile,  Internet or any other electronic transaction privileges at any time.

INDEMNIFICATION
Insofar as  indemnification  for  liabilities  arising under the Securities Act of 1933 (the  "Securities  Act") may be permitted to directors,  officers or persons  controlling the registrant pursuant to the foregoing  provisions,  the registrant has been informed that in the opinion of the SEC such  indemnification  is against  public policy as expressed in the  Securities Act and is therefore unenforceable.

LEGAL PROCEEDINGS
As of the date of this  Prospectus,  American  Skandia and its affiliates are not involved in any legal  proceedings  outside of the ordinary course of business.  American  Skandia and its affiliates are involved in pending and threatened  legal  proceedings in the normal course of its business,  however,  we do not anticipate that the outcome of any such legal  proceedings  will have a material adverse  affect on the  Separate  Account,  or American  Skandia's  ability to meet its  obligations  under the  Annuity,  or on the distribution of the Annuity.

CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION
The following are the contents of the Statement of Additional Information:

|X|      General Information about American Skandia
|X|      American Skandia Life Assurance Corporation
|X|      American Skandia Life Assurance Corporation Variable Account B (Class 3 Sub-accounts - AS Impact)
|X|      American Skandia Life Assurance Corporation Separate Account D

Principal Underwriter/Distributor - American Skandia Marketing, Incorporated

How Performance Data is Calculated
|X|      Current and Effective Yield
|X|      Total Return

How the Unit Price is Determined

Additional Information on Fixed Allocations
|X|      How We Calculate the Market Value Adjustment

General Information
|X|      Voting Rights
|X|      Modification
|X|      Deferral of Transactions
|X|      Misstatement of Age or Sex
|X|      Ending the Offer

Annuitization

Independent Auditors

Legal Experts

Financial Statements
|X|      Appendix A - American Skandia Life Assurance Corporation Variable Account B (Class 3 Sub-accounts - AS Impact)

                                     APPENDIX A - FINANCIAL INFORMATION ABOUT AMERICAN SKANDIA

SELECTED FINANCIAL DATA

The following table summarizes information with respect to the operations of the Company:

(table in thousands)                                         For the Year Ended December 31,
                                              2001          2000           1999          1998          1997
                                              ----          ----           ----          ----          ----
STATEMENT OF OPERATIONS DATA
Revenues:
Annuity and life insurance charges and fee$*   378,693  $    424,578   $    289,989  $    186,211  $    121,158
Fee income                                     111,196       130,610         83,243        50,839        27,593
Net investment income                           20,126        11,656         10,441        11,130         8,181
Premium income and other revenues                3,368         4,778          3,688         1,360         1,082
                                          ------------  ------------   ------------  ------------  ------------

Total revenues                            $    513,383  $    571,622   $    387,361  $    249,540  $    158,014
                                          ============  ============   ============  ============  ============

Benefits and Expenses:
Annuity and life insurance benefits       $      1,955  $        751   $        612  $        558  $      2,033
Change in annuity and life insurance
     policy reserves                           (39,898)       45,018          3,078         1,053            37
Cost of minimum death benefit                        -             -          2,945         5,144         4,545
reinsurance
Return credited to contractowners               16,833         9,046         (1,639)       (8,930)       (2,018)
Underwriting, acquisition and other
     insurance expenses                        420,802       335,213        206,350       167,790        90,496
Interest expense                                73,424        85,998         69,502        41,004        24,895
                                          ------------  ------------   ------------  ------------  ------------

Total benefits and expenses               $    473,116  $    476,026   $    280,848  $    206,619  $    119,988
                                          ============  ============   ============  ============  ============

Income tax expense                        $      7,168  $     30,779   $     30,344  $      8,154  $     10,478
                                          ============  ============   ============  ============  ============

Net income                                $     33,099  $     64,817   $     76,169  $     34,767  $     27,548
                                          ============  ============   ============  ============  ============

STATEMENT OF FINANCIAL CONDITION DATA
Total Assets                              $ 28,036,860  $ 31,702,705   $ 30,881,579  $ 18,848,273  $ 12,894,290
                                          ============  ============   ============  ============  ============

Future fees payable to parent             $    797,055  $    934,410   $    576,034  $    368,978  $    233,034
                                          ============  ============   ============  ============  ============

Surplus Notes                             $    144,000  $    159,000   $    179,000  $    193,000  $    213,000
                                          ============  ============   ============  ============  ============

Shareholder's Equity                      $    577,668  $    496,911   $    359,434  $    250,417  $    184,421
                                          ============  ============   ============  ============  ============

*        On annuity and life insurance sales of $3,834,167,  $8,216,167,  $6,862,968,  $4,159,662, and $3,697,990,  during the years ended December 31, 2001, 2000, 1999, 1998 and 1997,  respectively,  with contractowner  assets under management of $26,017,847,
     $29,751,822, $29,396,693, $17,854,761, and $12,119,191, as of December 31, 2001, 2000, 1999, 1998, and 1997, respectively.

MANAGEMENT'S DISCUSSION AND ANALYSIS OF FINANCIAL CONDITION AND RESULTS OF OPERATIONS

Management's  Discussion  and Analysis of Financial  Condition  and Results of  Operations  should be read in  conjunction  with the consolidated financial statements and the notes thereto and Item 6, Selected Financial Data.

Results of Operations
---------------------

Annuity and life  insurance  sales  decreased 53% in 2001 to  $3,834,167,000  as compared to a 20% increase in 2000. The decrease in sales in 2001 was consistent with the general decline in sales  throughout the variable annuity  industry,  attributed in large part to the decline in the equity  markets.  The sales  growth in 2000 was driven by  significant  sales  volume in the first  quarter of
2000 due to the strong  equity  market  performance.  However,  the decline in the equity  markets  during the remainder of the year negatively  impacted sales as the first quarter level of sales was not  sustained.  The Company has announced its intention to focus on the growth of its core variable  annuity  business,  with a continuing  focus on  increasing  sales  through  innovative  product development  activities,  the expansion of its wholesaling force through  recruitment and retention of top producers,  and providing consistently good customer service.

Average assets under management totaled  $27,020,489,000 in 2001,  $31,413,809,000 in 2000 and $21,984,759,000 in 1999, representing a decrease of 14% in 2001 and an increase of 46% in 2000.  As a result of the  decrease  in sales  volume and average  assets  under management,  annuity and life  insurance  charges and fees  decreased  11% in 2001,  as compared to an increase of 46% in 2000.  Fee income generated from transfer agency-type and investment support activities decreased 15% in 2001 and increased 57% in 2000.

Net  investment  income  increased 73% in 2001 compared to 2000 and increased 12% in 2000 compared to 1999. The increase in 2001 was primarily  due to a higher level of fixed  maturity  investments  in support of the Company's  risk-based  capital  objectives.  The increase  in 2000 was  primarily  due to the  higher  level  of  fixed  maturity  investments  partially  offset  by  $6,939,000  of amortization of premiums paid on derivative  instruments.  Excluding the derivative  amortization,  net investment  income increased
62% in 2000 as a result of increased fixed maturity investments in support of the Company's risk-based capital objectives.

Premium income represents  premiums earned on the sale of ancillary  contracts such as immediate  annuities with life contingencies, supplementary  contracts  with life  contingencies  and certain life  insurance  products.  Sales of these products will increase or decrease over time  depending on the payout  elections of the  policyholders.  Management  expects  supplementary  contracts to grow over time with the maturing of the core business lines.

Net  realized  investment  gains  totaled  $928,000 in 2001,  compared  to losses of  $688,000  in 2000.  The gross gain in 2001 was partially  offset by losses on securities in the fixed maturity  portfolio.  The most  significant  loss was  $2,636,000  related to
Enron  securities.  In addition net realized  losses were  incurred due to  redemption's  of mutual fund  holdings in support of the
Company's  non-qualified  deferred  compensation program. The change from 1999 to 2000 was primarily due to realized losses on sales of securities in the fixed  maturity  portfolio.  These losses were  partially  offset by realized  gains on sales of fixed maturity investments and mutual funds.

The change in annuity policy  reserves  includes  changes in reserves  related to annuity  contracts with mortality risks as well as the company's  guaranteed minimum death benefit ("GMDB")  liability.  The GMDB reserve decreased  $43,984,000 in 2001, as the result of an update of certain  reserve  assumptions  during 2001 to reflect more realistic  expectations  as to risks inherent in the GMDB liability.  These changes  reduced the GMDB liability  significantly.  Previous  assumptions  had been based on statutory  valuation principles as an  approximation  for  accounting  principles  generally  accepted in the United States ("U.S.  GAAP").  In addition, future  mortality  rates have been lowered to reflect  favorable past  experience.  This decrease in 2001 compares to an increase in
GMDB reserves of $44,186,000 in 2000.

Certain assumptions were also updated in the calculation of the deferred acquisition cost asset,  however,  offsetting the resulting increase in earnings and equity as a result of changes in the GMDB  liability.  The  amortization  of such costs are  determined  in large part by changes in the  expectations  of future  gross  profits of the  variable  annuity  business.  In 2001,  the decline in equity  markets  resulted in a  significantly  lower estimate of future gross profits,  thereby  increasing the expenses  recognized through amortization.

In 1999,  the Company began to develop a program  utilizing  equity put options to manage the risks  embedded in the GMDB in annuity contracts that would result from significant  declines in the equity markets.  Prior to the  implementation  of the hedge strategies utilizing equity put options,  the Company had reinsured  substantially  all of its exposure on the GMDB liability.  The reinsurance was terminated during the second quarter of 1999 as the reinsurer exited this market.

Return  credited to  contractowners  consists of revenues on the variable  and market value  adjusted  annuities  and variable  life insurance,  offset by the benefit  payments  and changes in  reserves  required on this  business.  Market  value  adjusted  annuity activity  has the  largest  impact on this  benefit.  In 2001 and 2000,  the  Separate  Account  investment  returns  on the  assets supporting  market value adjusted  annuities were less than the expected returns as calculated in the reserves,  contributing to the significant  increase in the return credited to  contractholders  benefit.  In addition,  this benefit  increased as a result of the amortization of unearned  Performance  Advantage target value credits,  which increased  $12,814,581 in 2001 over 2000 due primarily to increased  sales of products  containing  this feature.  Other  significant  contributors to the change from 2000 to 2001 include guaranteed minimum death benefit payments on variable  annuities,  which were driven up due to the market declines in 2001, totaling
$2,569,000  net of gains on equity put  options as well as  increased  costs  associated  with  processing  of  backdated  financial transactions.

Underwriting, acquisition and other insurance expenses for 2001, 2000 and 1999 were as follows:

                 (table in thousands)                        2001               2000              1999
                                                             ----               ----              ----
Commissions and purchase credits                           $ 238,847         $ 393,494      $     358,279
General operating expenses                                   167,044           252,206            214,269
Acquisition costs deferred during the year                  (209,136)         (495,103)          (450,059)
Acquisition costs amortized during the year                  224,047           184,616             83,861
                                                           ---------         ---------          ---------
Net amortization of deferred acquisition costs                14,911          (310,487)          (366,198)
                                                           ---------         ----------         ----------
Underwriting, acquisition and other insurance
     expenses                                              $ 420,802         $ 335,213          $ 206,350
                                                           =========         =========          =========

Underwriting,  acquisition  and other  insurance  expenses  increased  26% and 62% in 2001 and 2000,  respectively.  Lower sales and asset levels in 2001 led to a 39% decease in  commissions  and purchase  credits.  Partially  offsetting  this decline,  the company launched a  commission  promotion  program  during  2001,  which  increased  commissions  as a  percentage  of new sales.  Increased commissions and purchase credits reflect the increase in sales in both 2000 and 1999.

General  operating  expenses  decreased 34% from 2000 as a result of lower sales-based  compensation and expense reduction  programs implemented  in 2001 (see Note 18 to the  consolidated  financial  statements).  In addition,  variable  compensation  and long-term incentive plan expense have  decreased due to the slowdown in sales and decline in equity  markets.  Significant  investments in new product development and Internet-based technology contributed to general operating expense increases in both 2001 and 2000.

The company  updated  certain  assumptions in the calculation of expected gross profits used to develop  deferred  acquisition  cost amortization  rates to reflect more recent  experience and current equity market  conditions.  As a result of this the  amortization of such costs increased significantly over the year 2000.

The  amortization of acquisition  costs increased  substantially  in 2000 compared to 1999 as the associated costs from record sales in late 1999 and early 2000 were recognized in accordance with profit and expense recognition models under U.S. GAAP.

Interest  expense  decreased  $12,574,000  in 2001 as a result of the reduction in borrowing and increased  $16,496,000 in 2000 as a result of additional  securitized  financing  transactions,  which consist of the transfer of rights to receive  future fees to ASI,
which  fees   collateralize   notes  issued  in  private   placements  by  ASI  through  special  purpose  trusts   ("securitization
transactions").  In  addition,  the Company paid down surplus  notes on December 3, 2001 and  December 10, 2000 of  $15,000,000  and
$20,000,000  respectively.  Surplus  notes  outstanding  as of December 31, 2001 and 2000  totaled  $144,000,000  and  $159,000,000, respectively.

The  effective  income tax rates for the years ended  December 31,  2001,  2000 and 1999 were 18%,  32% and 28%,  respectively.  The effective  rate is lower than the  corporate  rate of 35% due to permanent  differences,  with the most  significant  item being the dividend  received  deduction.  Management  believes that,  based on the taxable income  produced in the past two years,  as well as continued  growth in annuity sales, the Company will produce  sufficient  taxable income in future years to realize its deferred tax assets.

The Company  generated net income after tax of  $33,099,000,  $64,817,000  and  $76,169,000  in 2001,  2000 and 1999,  respectively.
Equity market  volatility  during 2001 directly  impacted  revenues,  sales and ultimately  expenses for the company.  Revenues were lower than expected due to the  significant  drop in sales year over year, as well as the negative  performance  of the mutual funds underlying  annuity and  insurance  contracts.  Benefits  were higher than  expected  due to the death  claims paid in excess of the account values of the specific  contracts due to GMDB  provisions in such  contracts.  Expenses were  relatively  higher compared to sales and assets than in prior  periods.  Expense  reduction  programs  were  implemented  during the year to better match  expenses incurred  with sales  activity and  management  of the book of business.  Revenue  increases in 2000 were more than offset by higher benefits and expenses driven primarily from the increase in the reserve  requirement  related to the GMDB as a result of the decline in the equity markets.  Investments in new product development and technology also contributed to the increase in expenses.

The Company  considers  Mexico an emerging market and has invested in the Skandia Vida operations with the expectation of generating profits from long-term  savings products in future years. As such,  Skandia Vida has generated net losses of $2,619,000,  $2,540,000 and $2,523,000 for the years ended December 31, 2001, 2000 and 1999, respectively.

Total assets declined 12% in 2001 as a direct result of the decrease in separate  account assets.  Separate  account assets declined consistent with the drop in the equity market, offset in part by new net sales activity.

Liabilities  declined 12% in 2001 as a result of several  factors.  Reserves and Separate  Account  liabilities  required to support the annuity and life insurance  business declined  consistent with market valuing of the underlying assets as well as the changes in the GMDB reserve.  Payable to affiliate  increased due to borrowing from ASI to support  temporary  operating cash needs.  Reduction in Future Fees Payable to ASI declined,  consistent with the  securitization  transaction cash flow realized on the designated block of contracts.

Significant Accounting Policies
-------------------------------

For information on the Company's significant  accounting policies,  see Notes to Consolidated  Financial  Statements.  Specifically,
for Deferred  Acquisition  Costs,  see Note 21, for Separate  Accounts,  see Note 20 and for the Company's  employee  profit sharing programs, see Note 13.

Liquidity and Capital Resources
-------------------------------

The Company's liquidity requirement was met by cash from insurance operations, investment activities and borrowings from ASI.

In 2001, the Company had net positive  operating  cash flow as a result of increased cash from insurance  operations and a decreased acquisition  cost cash flow strain due to the  reduction in sales  activity.  In 2000,  the majority of the  operating  cash outflow resulted from the sale of variable  annuity and variable life products that carry a contingent  deferred sales charge.  This type of product  causes a temporary  cash strain in that 100% of the  proceeds  are  invested in separate  accounts  supporting  the product leaving a cash (but not  capital)  strain  caused by the  acquisition  cost for the new  business.  This cash  strain  required  the
Company to look beyond the cash made available by insurance  operations  and  investments of the Company to financing in the form of surplus notes, capital contributions, cash advances, securitization transactions and modified coinsurance reinsurance arrangements:

During 2001 and 2000, the Company  received  $45,500,000 and  $69,000,000,  respectively,  from ASI to support the solvency  capital needs and anticipated growth in business of its U.S.  operations.  In addition,  the Company received $2,500,000 and $2,450,000 from
ASI in 2001 and 2000, respectively, to support its investment in Skandia Vida.

In 2001, in anticipation of more permanent financing,  the Company received approximately  $100,000,000 from ASI in the form of cash advances.  These amounts are reported as Payable to Affiliates in the Consolidated Statements of Financial Condition.

Funds received from new  securitization  transactions  amounted to  $476,288,000 in 2000 (see Note 8 to the  consolidated  financial statements).

During 2001 and 2000, the Company extended its reinsurance  agreements.  The Company also entered into a reinsurance  agreement with
SICL in 2000. The reinsurance  agreements are modified  coinsurance  arrangements  where the reinsurer shares in the experience of a specific book of business.

The Company expects the continued use of reinsurance and  securitization  transactions to fund the cash strain  anticipated from the acquisition costs on future years' sales volume.

As of December 31, 2001 and 2000,  shareholder's  equity totaled  $577,668,000 and  $496,911,000,  respectively.  The increases were driven by the previously mentioned capital contributions received from ASI and net income from operations.

The Company has long-term surplus notes and short-term borrowings from ASI.  No dividends have been paid to ASI.

The National Association of Insurance  Commissioners  ("NAIC") requires insurance companies to report information  regarding minimum
Risk Based Capital ("RBC")  requirements.  These requirements are intended to allow insurance  regulators to identify companies that may need regulatory  attention.  The RBC model law requires that insurance  companies  apply various  factors to asset,  premium and reserve items,  all of which have inherent risks.  The formula  includes  components for asset risk,  insurance risk,  interest rate risk and business risk.  The Company has complied with the NAIC's RBC reporting  requirements  and has total  adjusted  capital well above required capital.

Effects of Inflation
--------------------

The rate of inflation has not had a significant effect on the Company's financial statements.

Outlook
-------

The Company believes that it is well positioned to retain and enhance its position as a leading  provider of financial  products for long-term  savings and retirement  purposes as well as to address the economic impact of premature death,  estate planning  concerns and supplemental  retirement  needs. The Company has renewed its focus on its core variable annuity  business,  offering  innovative long-term  savings and income products,  strengthening its wholesaling  efforts and providing  consistently good customer service in order to gain market share and improve profitability in an increasingly competitive market.

The  Gramm-Leach-Bliley  Act of 1999 (the Financial Services  Modernization Act) permits  affiliation among banks,  securities firms and insurance  companies.  This legislative change has created  opportunities for continued  consolidation in the financial services industry and increased competition as large companies offer a wide array of financial products and services.

Various  other  legislative  initiatives  could impact the Company  such as pension  reform,  capital  gains and estate tax changes, privacy  standards and Internet  regulation.  Additional  pension reform may change  current tax deferral rules and allow  increased contributions to retirement plans,  which may lead to higher  investments in tax-deferred  products and create growth  opportunities for the Company.  A capital gains tax  reduction may cause  tax-deferred  products to be less  attractive to consumers,  which could adversely  impact the Company.  New privacy  standards  and Internet  regulation  may impact the  Company's  strategic  initiatives, especially related to potential business relationships with web-based technology providers.

Forward Looking Information
---------------------------

The Private Securities  Litigation Reform Act of 1995 (the "1995 Act") provides a "safe harbor" for forward-looking  statements,  so long as those statements are identified as forward-looking,  and the statements are accompanied by meaningful  cautionary statements that identify  important  factors that could cause actual results to differ  materially  from those  discussed in the statement.  We want to take advantage of these safe harbor provisions.

Certain  information  contained in the  Management's  Discussion  and Analysis of Financial  Condition  and Results of Operations is
forward-looking within the meaning of the 1995 Act or Securities and Exchange Commission rules.

These  forward-looking  statements  rely on a number  of  assumptions  concerning  future  events,  and are  subject  to a number of significant  uncertainties  and  results to differ  materially  from these  statements.  You should not put undue  reliance on these forward-looking  statements.  We disclaim any intention or obligation to update or revise forward-looking  statements,  whether as a result of new information, future events or otherwise.

QUANTITATIVE AND QUALITATIVE DISCLOSURES ABOUT MARKET RISK

The Company is subject to potential  fluctuations in earnings and the fair value of certain of its assets and  liabilities,  as well as variations in expected cash flows due to changes in market  interest rates and equity prices.  The following  discussion  focuses on specific  exposures the Company has to interest rate and equity price risk and describes  strategies  used to manage these risks, and includes  "forward-looking  statements" that involve risk and uncertainties.  The discussion is limited to financial instruments subject to market risks and is not intended to be a complete discussion of all of the risks to which the Company is exposed.

Interest Rate Risk
------------------

Fluctuations  in interest rates can  potentially  impact the Company's  profitability  and cash flows.  At December 31, 2001, 97% of assets  held under  management  by the Company are in  non-guaranteed  Separate  Accounts  for which the  Company's  exposure is not significant,  as the contractowner  assumes  substantially all the investment risk. On the remaining 3% of assets, the interest rate risk from  contracts  that carry  interest rate exposure is managed  through an  asset/liability  matching  program which takes into account the risk variables of the insurance liabilities supported by the assets.

At December 31, 2001, the Company held fixed maturity  investments in its general  account that are sensitive to changes in interest rates. These securities are held in support of the Company's fixed immediate  annuities,  fixed supplementary  contracts,  the fixed investment option offered in its variable life insurance  contracts,  and in support of the Company's target solvency  capital.  The
Company has a conservative  investment  philosophy with regard to these investments.  All investments are investment grade corporate securities, government agency or U.S. government securities.

The Company's  deferred  annuity  products  offer a fixed option which  subjects the Company to interest rate risk. The fixed option guarantees a fixed rate of interest for a period of time selected by the  contractowner.  Guarantee  period options  available range from one to ten years.  Withdrawal of funds, or transfer of funds to variable  investment  options,  before the end of the guarantee period subjects the  contractowner  to a market value  adjustment  ("MVA").  In the event of rising  interest rates,  which make the fixed maturity  securities  underlying the guarantee less valuable,  the MVA could be negative.  In the event of declining  interest rates, which make the fixed maturity  securities  underlying the guarantee more valuable,  the MVA could be positive.  The resulting increase or decrease in the value of the fixed option,  from  calculation of the MVA,  should  substantially  offset the increase or decrease in the market value of the securities underlying the guarantee.  The Company maintains strict  asset/liability  matching to enable this offset.  However, the Company still takes on the default risk for the underlying  securities,  the interest rate risk of reinvestment  of  interest  payments  and the risk of failing to maintain  the  asset/liability  matching  program  with  respect to duration and convexity.

Liabilities  held in the  Company's  guaranteed  separate  account as of December  31, 2001  totaled  $1,092,944,000.  Fixed  income investments  supporting  those  liabilities  had a fair value of  $1,092,944,000.  The Company  performed a sensitivity  analysis on these  interest-sensitive  liabilities and assets at December 31, 2001. The analysis showed that an immediate  decrease of 100 basis points in interest rates would result in a net increase in liabilities and the  corresponding  assets of  approximately  $37,300,000 and  $41,500,000,  respectively.  An  analysis  of a 100 basis point  decline in  interest  rates at December  31, 2000 showed a net increase in interest-sensitive liabilities and the corresponding assets of approximately $39,800,000 and $39,900,000, respectively.

Equity Market Exposure
----------------------

The primary  equity market risk to the Company comes from the nature of the variable  annuity and variable life products sold by the
Company.  Various  fees and  charges  earned  are  substantially  derived  as a  percentage  of the  market  value of  assets  under management.  In a market decline,  this income would be reduced.  This could be further compounded by customer  withdrawals,  net of applicable  surrender  charge  revenues,  partially  offset by transfers to the fixed option  discussed  above. A 10% decline in the market value of the assets under  management at December 31, 2001,  sustained  throughout  2002, would result in an approximate drop in related annual fee income of  $49,727,000.  This result was not materially  different than the result  obtained from the analysis performed as of December 31, 2000.

Another equity market risk exposure of the Company  relates to the guaranteed  minimum death benefit  liability.  Declines in equity markets and,  correspondingly,  the  performance  of the mutual funds  underlying  the Company's  products,  increase the guaranteed minimum death benefit liabilities.  As discussed in Note 2E of the consolidated  financial  statements,  the Company uses derivative instruments to hedge against the risk of  significant  decreases in equity  markets.  Prior to the  implementation  of this program, the Company used reinsurance to mitigate this risk.

The  Company  has a small  portfolio  of equity  investments  consisting  of mutual  funds,  which are held in support of a deferred compensation  program.  In the event of a decline  in market  values of  underlying  securities,  the value of the  portfolio  would decline;  however the accrued  benefits  payable under the related  deferred  compensation  program would decline by a corresponding amount.

Estimates of interest rate risk and equity price risk were  obtained  using  computer  models that take into  consideration  various assumptions  about the future.  Given the  uncertainty  of future  interest rate  movements,  volatility  in the equity  markets and consumer behavior, actual results may vary from those predicted by the Company's models.

                                            AUDITED CONSOLIDATED FINANCIAL STATEMENTS OF
                                            AMERICAN SKANDIA LIFE ASSURANCE CORPORATION

Report of Independent Auditors

To the Board of Directors and Shareholder of
    American Skandia Life Assurance Corporation
Shelton, Connecticut

We have audited the consolidated  statements of financial  condition of American  Skandia Life Assurance  Corporation (the "Company"
which is a  wholly-owned  subsidiary  of  Skandia  Insurance  Company  Ltd.) as of  December  31,  2001 and  2000,  and the  related consolidated  statements  of income,  shareholder's  equity and cash flows for each of the three years in the period ended  December
31, 2001. These  consolidated  financial  statements are the  responsibility of the Company's  management.  Our responsibility is to express an opinion on these consolidated financial statements based on our audits.

We conducted our audits in accordance with auditing  standards  generally  accepted in the United States.  Those  standards  require that we plan and perform the audit to obtain  reasonable  assurance  about  whether the  financial  statements  are free of material misstatement.  An audit  includes  examining,  on a test basis,  evidence  supporting  the amounts and  disclosures in the financial statements.  An audit also includes assessing the accounting principles used and significant  estimates made by management,  as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion,  the financial  statements  referred to above present fairly, in all material respects,  the consolidated  financial position of American  Skandia Life  Assurance  Corporation  at December  31, 2001 and 2000,  and the  consolidated  results of their operations  and their cash flows for each of the three years in the period ended  December 31, 2001 in  conformity  with  accounting principles generally accepted in the United States.

As discussed in Note 2, the Company adopted Financial Accounting Standards (FAS) No. 133, Accounting for Derivative Instruments
and Hedging Activities.

/s/ Ernst & Young LLP
------------------------------------

Hartford, Connecticut
February 2, 2002

                                            AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
                                   (a wholly-owned subsidiary of Skandia Insurance Company Ltd.)

                                           Consolidated Statements of Financial Condition
                                                        (table in thousands)

                                                                           As of December 31,
                                                                          2001            2000
                                                                          ----            ----
ASSETS
------
Investments:
   Fixed maturities - at fair value                                  $       362,831 $       285,708
   Equity securities - at fair value                                          45,083          20,402
   Derivative instruments                                                      5,525           3,015
   Policy loans                                                                6,559           3,746
                                                                     --------------- ---------------

     Total investments                                                       419,998         312,871

Cash and cash equivalents                                                     32,231          76,499
Accrued investment income                                                      4,737           5,209
Deferred acquisition costs                                                 1,383,281       1,398,192
Reinsurance receivable                                                         5,863           3,642
Receivable from affiliates                                                     3,283           3,327
Income tax receivable                                                         30,537          34,620
State insurance licenses                                                       3,963           4,113
Fixed assets                                                                  20,734          10,737
Other assets                                                                  96,967          96,403
Separate account assets                                                   26,038,549      29,757,092
                                                                     --------------- ---------------

     Total assets                                                    $    28,040,143 $    31,702,705
                                                                     =============== ===============

LIABILITIES AND SHAREHOLDER'S EQUITY
------------------------------------
Liabilities:
Reserves for future insurance policy and contract benefits           $        89,740 $       135,545
Drafts outstanding                                                            64,438          63,758
Accounts payable and accrued expenses                                        160,261         137,040
Deferred income taxes                                                         54,980           8,949
Payable to affiliates                                                        103,452               -
Future fees payable to American Skandia, Inc. ("ASI")                        797,055         934,410
Short-term borrowing                                                          10,000          10,000
Surplus notes                                                                144,000         159,000
Separate account liabilities                                              26,038,549      29,757,092
                                                                     --------------- ---------------

     Total Liabilities                                                    27,462,475      31,205,794
                                                                     --------------- ---------------

Shareholder's equity:
Common stock, $100 par value, 25,000 shares authorized,
   issued and outstanding                                                      2,500           2,500
Additional paid-in capital                                                   335,329         287,329
Retained earnings                                                            239,078         205,979
Accumulated other comprehensive income                                           761           1,103
                                                                     --------------- ---------------

     Total Shareholder's equity                                              577,668         496,911
                                                                     --------------- ---------------

     Total liabilities and shareholder's equity                      $    28,040,143 $    31,702,705
                                                                     =============== ===============

                                          See notes to consolidated financial statements.

                                            AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
                                   (a wholly-owned subsidiary of Skandia Insurance Company Ltd.)

                                                 Consolidated Statements of Income
                                                       (tables in thousands)

                                                                       For the Year Ended December 31,
                                                                      2001          2000           1999
                                                                      ----          ----           ----

REVENUES
--------

Annuity and life insurance charges and fees                       $    378,693  $    424,578  $    289,989
Fee income                                                             111,196       130,610        83,243
Net investment income                                                   20,126        11,656        10,441
Premium income                                                           1,218         3,118         1,278
Net realized capital gains (losses)                                        928          (688)          578
Other                                                                    1,222         2,348         1,832
                                                                  ------------  ------------  ------------

   Total revenues                                                      513,383       571,622       387,361
                                                                  ------------  ------------  ------------

EXPENSES
--------

Benefits:
   Annuity and life insurance benefits                                   1,955           751           612
   Change in annuity and life insurance policy reserves                (39,898)       45,018         3,078
   Cost of minimum death benefit reinsurance                                 -             -         2,945
   Return credited to contractowners                                    16,833         9,046        (1,639)
                                                                  ------------  ------------  -------------

                                                                       (21,110)       54,815         4,996

Other:
   Underwriting, acquisition and other insurance
     expenses                                                          420,802       335,213       206,350
   Interest expense                                                     73,424        85,998        69,502
                                                                  ------------  ------------  ------------

                                                                       494,226       421,211       275,852
                                                                  ------------  ------------  ------------

   Total benefits and expenses                                         473,116       476,026       280,848
                                                                  ------------  ------------  ------------

     Income from operations before income tax                           40,267        95,596       106,513

       Income tax expense                                                7,168        30,779        30,344
                                                                  ------------  ------------  ------------

         Net income                                               $     33,099  $     64,817  $     76,169
                                                                  ============  ============  ============

                                          See notes to consolidated financial statements.

                                            AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
                                   (a wholly-owned subsidiary of Skandia Insurance Company Ltd.)

                                          Consolidated Statements of Shareholder's Equity
                                                        (table in thousands)

                                                                  For the Year Ended December 31,
                                                               2001             2000             1999
                                                               ----             ----             ----

Common stock:
   Beginning balance                                        $     2,500      $     2,500      $     2,000
   Increase in par value                                              -                -              500
                                                            -----------      -----------      -----------

     Ending balance                                               2,500            2,500            2,500
                                                            -----------      -----------      -----------

Additional paid in capital:
   Beginning balance                                            287,329          215,879          179,889
   Transferred to common stock                                        -                -             (500)
   Additional contributions                                      48,000           71,450           36,490
                                                            -----------      -----------      -----------

     Ending balance                                             335,329          287,329          215,879
                                                            -----------      -----------      -----------

Retained earnings:
   Beginning balance                                            205,979          141,162           64,993
   Net income                                                    33,099           64,817           76,169
                                                            -----------      -----------      -----------

     Ending balance                                             239,078          205,979          141,162
                                                            -----------      -----------      -----------

Accumulated other comprehensive income (loss):
   Beginning balance                                              1,103             (107)           3,535
   Other comprehensive income                                      (342)           1,210           (3,642)
                                                            ------------     -----------      ------------

     Ending balance                                                 761            1,103             (107)
                                                            -----------      -----------      ------------

       Total shareholder's equity                           $   577,668      $   496,911      $   359,434
                                                            ===========      ===========      ===========

                                          See notes to consolidated financial statements.

                                            AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
                                   (a wholly-owned subsidiary of Skandia Insurance Company Ltd.)

                                               Consolidated Statements of Cash Flows
                                                        (table in thousands)

                                                                          For the Year Ended December 31,
                                                                           2001        2000        1999
                                                                           ----        ----        ----
Cash flow from operating activities:
   Net income                                                           $    33,099 $    64,817 $    76,169
   Adjustments to reconcile net income to net
     cash provided by (used in) operating activities:
     Amortization and depreciation                                            1,833       7,565       1,495
     Deferred tax expense                                                    46,215      60,023     (10,903)
     (Decrease) increase in policy reserves                                 (34,679)     50,892       4,367
     Increase (decrease) in payable to affiliates, net                      103,496     (72,063)     69,897
     Change in income tax receivable                                          4,083     (58,888)     17,611
     Increase in other assets                                                  (564)    (59,987)    (32,954)
     Decrease in accrued investment income                                      472      (1,155)     (1,174)
     (Increase) decrease in reinsurance receivable                           (2,221)        420         129
     Net decrease (increase) in deferred acquisition costs                   14,911    (310,487)   (366,198)
     Increase (decrease) in accounts payable and accrued
expenses                                                                     23,221     (21,550)     66,763
     Increase in drafts outstanding                                             680      12,699      22,118
     Investment losses (gains) on derivatives                                 2,902      (3,435)      3,749
     Net realized capital (gains) losses on investments                        (928)        688        (578)
                                                                        ----------------------- ------------
       Net cash provided by (used in) operating activities                  192,520    (330,461)   (149,509)
                                                                        ----------- ------------------------

Cash flow from investing activities:
     Purchase of fixed maturity investments                                (462,820)   (380,737)    (99,250)
     Proceeds from sale and maturity of fixed
       maturity investments                                                 390,816     303,736      36,226
     Purchase of derivatives                                                (66,487)     (6,722)     (4,974)
     Proceeds from exercise of derivative instruments                        61,075           -           -
     Purchase of shares in equity securities                                (55,430)    (18,136)    (17,703)
     Proceeds from sale of shares in equity securities                       25,228       8,345      14,657
     Purchase of fixed assets                                               (10,773)     (7,348)     (3,178)
     Increase in policy loans                                                (2,813)     (2,476)       (701)
                                                                        ------------------------------------
       Net cash used in investing activities                               (121,204)   (103,338)    (74,923)
                                                                        ------------------------------------

Cash flow from financing activities:
     Capital contribution from parent                                        48,000      71,450      36,490
     Repayment of surplus notes                                             (15,000)    (20,000)    (14,000)
     (Decrease) increase in future fees payable to ASI, net                (137,355)    358,376     207,056
     Net (withdrawals) deposits (from) to contractowner accounts            (11,126)     11,361       5,872
                                                                        -----------------------------------
       Net cash (used in) provided by financing activities                 (115,481)    421,187     235,418
                                                                        ----------------------- -----------

       Net (decrease) increase in cash and cash equivalents                 (44,165)    (12,612)     10,986
       Cash and cash equivalents at beginning of period                      76,499      89,212      77,525
       Change in foreign currency translation, net                             (103)       (101)        701
                                                                        -----------------------------------
       Cash and cash equivalents at end of period                       $    32,231 $    76,499 $    89,212
                                                                        =========== =========== ===========
     Income taxes (received) paid                                       $   (43,130)$    29,644 $    23,637
                                                                        ======================= ===========
     Interest paid                                                      $    43,843 $    85,551 $    69,697
                                                                        ===========  ========== ===========
                                          See notes to consolidated financial statements.

                                            AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
                                   (a wholly-owned subsidiary of Skandia Insurance Company Ltd.)

                                             Notes to Consolidated Financial Statements
                                                         December 31, 2001

1.       ORGANIZATION AND OPERATION

         American  Skandia Life  Assurance  Corporation  (the  "Company") is a  wholly-owned  subsidiary of American  Skandia,  Inc.
         ("ASI") whose ultimate parent is Skandia Insurance Company Ltd., ("SICL") a Swedish Corporation.

         The Company develops long-term savings and retirement products which are distributed  through its affiliated  broker/dealer company,  American Skandia Marketing,  Incorporated  ("ASM"). The Company currently issues variable and term life insurance and variable,  fixed, market value adjusted deferred and immediate annuities for individuals,  groups and qualified pension plans.  The Company has announced its  intention to focus on its core  variable  annuity  business by exiting the qualified pension plan market and limiting its variable life insurance  offerings to single premium  products,  as well as term life.
         The Company does not expect to incur any significant costs to exit these businesses.

         The Company has 99.9%  ownership  in Skandia  Vida,  S.A.  de C.V.  ("Skandia  Vida"),  which is a life  insurance  company domiciled  in Mexico.  Skandia  Vida had total  shareholder's  equity of  approximately  $4,179,000  and  $4,402,000  as of
         December  31,  2001,  and 2000,  respectively.  The Company  considers  Mexico an emerging  market and has  invested in the
         Skandia Vida  operations  with the expectation of generating  profits from long-term  savings  products in future years. As such,  Skandia Vida has generated net losses of  approximately  $2,619,000,  $2,540,000  and  $2,523,000 in 2001,  2000 and
         1999, respectively.

2.       SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

         A.       Basis of Reporting
                  ------------------

                  The accompanying  consolidated  financial  statements have been prepared in conformity with accounting  principles generally  accepted in the United  States  ("U.S.  GAAP").  Intercompany  transactions  and  balances  between the
                  Company and Skandia Vida have been eliminated in consolidation.

                  Certain reclassifications have been made to prior year amounts to conform with current year presentation.

         B.       New Accounting Standard
                  -----------------------

                  Effective January 1, 2001, the Company adopted Statement of Financial  Accounting  Standards No. 133,  "Accounting
                  for  Derivative  Instruments  and Hedging  Activities,"  as amended by SFAS 137 and SFAS 138  (collectively  "SFAS
                  133").  Derivative  instruments  held by the Company  consist of equity  option  contracts  utilized to manage the economic risks associated with the guaranteed  minimum death benefits ("GMDB").  These derivative  instruments are carried at fair value.  Realized and  unrealized  gains and losses are reported in the  Consolidated  Statement of
                  Income,  consistent with the item being hedged, as a component of return credited to contractowners.  The adoption of SFAS No. 133 did not have a material effect on the Company's financial statements.

                                            AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
                                   (a wholly-owned subsidiary of Skandia Insurance Company Ltd.)

                                       Notes to Consolidated Financial Statements (continued)

2.       SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (continued)

                  Effective April 1, 2001, the Company adopted the Emerging Issues Task Force ("EITF") Issue 99-20,  "Recognition of
                  Interest Income and Impairment on Purchased and Retained  Beneficial  Interests in Securitized  Financial Assets."
                  Under the  consensus,  investors  in certain  asset-backed  securities  are  required  to record  changes in their estimated  yield on a prospective  basis and to evaluate these  securities for an other than temporary  decline in value.  If the fair value of the  asset-backed  security has declined below its carrying amount and the decline is determined  to be other than  temporary,  the security is written  down to fair value.  The adoption of EITF Issue
                  99-20 did not have a significant effect on the Company's financial statements.

         C.       Future Accounting Standard
                  --------------------------

                  In July 2001,  the  Financial  Accounting  Standards  Board  ("FASB")  issued  Statement of  Financial  Accounting
                  Standards.  No. 142  "Accounting  for Goodwill and  Intangible  Assets."  ("SFAS  142").  Under the new  standard, goodwill and intangible  assets deemed to have indefinite lives will no longer be amortized but will be subject to annual  impairment  tests in  accordance  with the new  standard.  Other  intangible  assets  will  continue to be amortized over their useful lives.

                  The Company will apply the new rules on the accounting for goodwill and other  intangible  assets beginning in the first quarter of 2002.  The Company is still  assessing the impact of the new standard,  however,  the adoption of
                  SFAS 142 is not expected to have a significant impact on the Company's financial statements.

         D.       Investments
                  -----------

                  The Company has classified its fixed maturity investments as available-for-sale  and, as such, they are carried at fair value with changes in unrealized gains and losses reported as a component of other comprehensive income.

                  The Company has classified its mutual fund investments held in support of a deferred  compensation  plan (see Note
                  13) as  available-for-sale.  Such  investments  are  carried at fair value with  changes in  unrealized  gains and losses reported as a component of other comprehensive income.

                  Policy loans are carried at their unpaid principal balances.

                  Realized gains and losses on disposal of investments are determined by the specific  identification method and are included in revenues.

         E.       Derivative Instruments
                  ----------------------

                  The Company uses derivative  instruments  which consist of equity option  contracts for risk management  purposes, and not for trading or  speculation.  The Company  economically  hedges the GMDB exposure  associated  with market value fluctuations.

                                             AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
                                   (a wholly-owned subsidiary of Skandia Insurance Company Ltd.)

                                       Notes to Consolidated Financial Statements (continued)

2.       SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (continued)

                  Based on  criteria  described  in SFAS 133,  the  Company's  hedges do not  qualify  as  "effective"  hedges  and, therefore,  hedge  accounting  may not be applied.  Accordingly,  the derivative  investments  are carried at fair value  with  changes  in  unrealized  gains and losses  being  recorded  in income.  As such,  both  realized  and unrealized gains and losses are reported in the Consolidated Statements of Income,  consistent with the item being hedged, as a component of return credited to contractowners.

         F.       Cash Equivalents
                  ----------------

                  The Company  considers all highly liquid time deposits,  commercial  paper and money market mutual funds purchased with a maturity at date of acquisition of three months or less to be cash equivalents.

         G.       Fair Values of Financial Instruments
                  ------------------------------------

                  The methods and assumptions used to determine the fair value of financial instruments are as follows:

                  Fair values of fixed  maturities with active markets are based on quoted market prices.  For fixed maturities that trade in less active markets, fair values are obtained from an independent pricing service.

                  Fair values of equity securities are based on quoted market prices.

                  The fair value of derivative instruments is determined based on the current value of the underlying index.

                  The carrying value of cash and cash equivalents  (cost)  approximates  fair value due to the short-term  nature of these investments.

                  The carrying value of short-term  borrowings (cost)  approximates fair value due to the short-term nature of these liabilities.

                  Fair  values of certain  financial  instruments,  such as future  fees  payable to ASI and  surplus  notes are not readily determinable and are excluded from fair value disclosure requirements.

         H.       State Insurance Licenses
                  ------------------------

                  Licenses to do business in all states have been  capitalized  and  reflected at the purchase  price of  $6,000,000 less  accumulated  amortization.  The cost of the  licenses is being  amortized on a  straight-line  basis over 40 years.

                                            AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
                                   (a wholly-owned subsidiary of Skandia Insurance Company Ltd.)

                                       Notes to Consolidated Financial Statements (continued)

2.       SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (continued)

         I.       Software Capitalization
                  -----------------------

                  The Company  capitalizes  certain costs  associated  with  internal use software in  accordance  with the American
                  Institute of  Certified  Public  Accountants  Statement of Position  98-1,  "Accounting  for the Costs of Software
                  Developed or Obtained for Internal Use" ("SOP 98-1").  SOP 98-1, which was adopted  prospectively as of January 1,
                  1999,  requires the  capitalization of certain costs incurred in connection with developing or obtaining  internal use software.  Prior to the adoption of SOP 98-1, the Company  expensed all internal use software related costs as incurred.  Details  of  the  capitalized  software  costs,  which  are  included  in  fixed  assets,  and  related amortization for the years ended December 31, are as follows:

                  (table in thousands)                                  2001          2000         1999
                                                                        ----          ----         ----
                  Balance at beginning of year                        $    7,212   $    2,920    $        -
                  Software costs capitalized during the year               5,210        4,804         3,035
                  Software costs amortized during the year               (2,660)        (512)         (115)
                                                                     -----------  -----------   -----------
                  Balance at end of year                              $    9,762   $    7,212    $    2,920
                                                                     ===========  ===========   ===========

                  Capitalized software costs are amortized on a straight-line basis over three years.

         J.       Income Taxes
                  ------------

                  The Company is included in the  consolidated  federal  income tax return filed by Skandia  U.S.  Inc. and its U.S.
                  subsidiaries.  In accordance  with the tax sharing  agreement,  the federal  income tax provision is computed on a separate return basis as adjusted for  consolidated  items.  Pursuant to the terms of this agreement,  the Company has the right to recover the value of losses utilized by the  consolidated  group in the year of  utilization.  To the extent the Company  generates  income in future years,  the Company is entitled to offset future taxes on that income through the application of its loss carryforward generated in the current year.

                  Deferred income taxes reflect the net tax effects of temporary  differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes.

         K.       Recognition of Revenue and Contract Benefits
                  --------------------------------------------

                  Revenues for variable  deferred  annuity  contracts  consist of charges against  contractowner  account values for mortality and expense risks,  administration  fees,  surrender charges and an annual maintenance fee per contract.
                  Benefit reserves for variable annuity  contracts  represent the account value of the contracts and are included in the separate  account  liabilities.  Fee income from mutual fund  organizations  is realized based on assets under management.

                                            AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
                                   (a wholly-owned subsidiary of Skandia Insurance Company Ltd.)

                                       Notes to Consolidated Financial Statements (continued)

2.       SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (continued)

                  Revenues for variable immediate annuity and supplementary  contracts with and without life  contingencies  consist of certain charges against  contractowner  account values including mortality and expense risks and administration fees. Benefit reserves for variable  immediate annuity contracts  represent the account value of the contracts and are included in the separate  account  liabilities.  Revenues for market value  adjusted  fixed annuity  contracts consist of separate  account  investment  income reduced by benefit payments and changes in reserves in support of contractowner  obligations,  all of which are included in return credited to contractowners.  Benefit reserves for these contracts represent the account value of the contracts,  and are included in the general account reserve for future contractowner benefits to the extent in excess of the separate account assets.

                  Revenues for fixed immediate annuity and fixed supplementary  contracts without life contingencies  consist of net investment  income.  Revenues for fixed  immediate  annuity  contracts with life  contingencies  consist of single premium  payments  recognized as annuity  considerations  when received.  Benefit reserves for these contracts are based on applicable  actuarial  standards with assumed  interest rates that vary by issue year.  Assumed  interest rates ranged from 6.25% to 8.25% at December 31, 2001 and 2000.

                  Revenues for variable  life  insurance  contracts  consist of charges  against  contractowner  account  values for mortality  and expense risk fees,  administration  fees,  cost of insurance  fees,  taxes and  surrender  charges.
                  Certain  contracts also include charges against premium to pay state premium taxes.  Benefit reserves for variable life  insurance  contracts  represent the account value of the contracts and are included in the separate  account liabilities.

         L.       Deferred Acquisition Costs
                  --------------------------

                  The costs of acquiring new business,  which vary with and are primarily related to the production of new business, are being deferred, net of reinsurance.  These costs include commissions,  costs of contract issuance, and certain selling  expenses that vary with production.  These costs are being amortized  generally in proportion to expected gross  profits  from  surrender  charges,  policy and asset based fees and  mortality  and expense  margins.  This amortization is adjusted  retrospectively  and prospectively when estimates of current and future gross profits to be realized from a group of products are revised.

                                            AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
                                   (a wholly-owned subsidiary of Skandia Insurance Company Ltd.)

                                       Notes to Consolidated Financial Statements (continued)

2.       SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (continued)

                  Details of the  deferred  acquisition  costs and  related  amortization  for the years ended  December  31, are as follows:

                  (in thousands)                                   2001           2000            1999
                                                                   ----           ----            ----
                  Balance at beginning of year                $  1,398,192    $  1,087,705   $    721,507
                  Acquisition costs deferred during the year
                                                                   209,136         495,103        450,059
                  Acquisition costs amortized during the
                       year                                       (224,047)       (184,616)       (83,861)
                                                              -------------   -------------  -------------
                  Balance at end of year                      $  1,383,281    $  1,398,192   $  1,087,705
                                                              ============    ============   ============

         M.       Reinsurance
                  -----------

                  The Company cedes reinsurance under modified  co-insurance  arrangements.  These reinsurance  arrangements provide additional  capacity  for growth in  supporting  the cash flow  strain  from the  Company's  variable  annuity and variable life insurance business.  The reinsurance is effected under quota share contracts.

                  The Company reinsured its exposure to market fluctuations  associated with its GMDB liability in the first half of
                  1999. Under this reinsurance  agreement,  the Company ceded premiums of approximately  $2,945,000;  received claim reimbursements of approximately $242,000;  and, recorded a decrease in ceded reserves of approximately  $2,763,000 in 1999.

                  At December 31, 2001 and 2000, in accordance with the provisions of modified coinsurance agreements, the Company accrued approximately $7,733,000 and $4,339,000, respectively, for amounts receivable from favorable reinsurance experience on certain blocks of variable annuity business.

         N.       Translation of Foreign Currency
                  -------------------------------

                  The financial position and results of operations of Skandia Vida are measured using local currency as the functional currency.  Assets  and liabilities are translated at the exchange rate in effect at each year-end.
                  Statements of income and changes  in shareholder's equity accounts are translated at the average rate prevailing during the year.  Translation adjustments arising from the use of differing exchange rates from period to period are reported as a component of  other comprehensive income.

         O.       Separate Accounts
                  -----------------

                  Assets and liabilities in Separate  Accounts are included as separate  captions in the consolidated  statements of financial  condition.  Separate  Account  assets  consist  principally  of long term bonds,  investments in mutual funds,  short-term  securities  and  cash and cash  equivalents,  all of which  are  carried  at fair  value.  The investments are managed predominately through the Company's investment advisory affiliate,

                                             AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
                                   (a wholly-owned subsidiary of Skandia Insurance Company Ltd.)

                                       Notes to Consolidated Financial Statements (continued)

2.       SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (continued)

                  American Skandia  Investment  Services,  Inc.  ("ASISI"),  utilizing  various fund managers as  sub-advisors.  The remaining  investments are managed by independent  investment firms. The contractowner has the option of directing funds to a wide variety of investment  options,  most of which invest in mutual funds.  The investment risk on the variable  portion of a contract is borne by the  contractowner.  Fixed  options with minimum  guaranteed  interest rates are also available.  The Company bears the credit risk  associated  with the investments  that support these fixed options.

                  Included in Separate  Account  liabilities are reserves of  approximately  $1,092,944,000  and  $1,059,987,000  at
                  December 31, 2001 and 2000, respectively,  relating to annuity contracts for which the contractowner is guaranteed a fixed rate of return.  Separate Account assets of approximately  $1,092,944,000  and  $1,059,987,000 at December
                  31, 2001 and 2000,  respectively,  consisting of long term bonds,  short-term  securities,  transfers due from the general account and cash and cash equivalents are held in support of these annuity obligations,  pursuant to state regulation.

         P.       Estimates
                  ---------

                  The  preparation of financial  statements in conformity with U.S. GAAP requires that management make estimates and assumptions that affect the reported amount of assets and liabilities at the date of the financial  statements and the reported  amounts of revenues and expenses during the reporting  period.  The more  significant  estimates and assumptions  are  related  to  deferred  acquisition  costs and  involve  policy  lapses,  investment  return  and maintenance expenses.  Actual results could differ from those estimates.

3.       COMPREHENSIVE INCOME

         The components of comprehensive income, net of tax, for the years ended December 31 were as follows:

         (table in thousands)                                                 2001        2000       1999
                                                                              ----        ----       ----
         Net income                                                        $  33,099  $  64,817   $  76,169
         Other comprehensive income:
            Unrealized investment losses on available sale securities
                                                                                (448)    (1,681)     (3,438)
            Reclassification adjustment for realized losses (gains)
              included in investment income                                      173      2,957        (660)
                                                                           ---------  ---------   ----------
            Net unrealized gains (losses) on securities                         (275)     1,276      (4,098)
            Foreign currency translation                                         (67)       (66)        456
                                                                           ---------- ----------  ---------
         Other comprehensive (loss) income                                      (342)     1,210      (3,642)
                                                                           ---------- ---------   ----------
         Comprehensive income                                              $  32,757  $  66,027   $  72,527
                                                                           =========  =========   =========

                                            AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
                                   (a wholly-owned subsidiary of Skandia Insurance Company Ltd.)

                                       Notes to Consolidated Financial Statements (continued)

3.       COMPREHENSIVE INCOME (continued)

         Other comprehensive (loss) income is shown net of tax (benefit) expense of approximately ($184) thousand,  $651 thousand and
         ($1,961) thousand for 2001, 2000 and 1999 respectively.

         The components of accumulated other comprehensive income, net of tax, as of December 31 were as follows:

         (table in thousands)                                                  2001         2000
                                                                               ----         ----
         Unrealized investment gains                                           $  746    $  1,021
         Foreign currency translation                                              15          82
                                                                               ------    --------
         Accumulated other comprehensive income                                $  761    $  1,103
                                                                               ======    ========

4.       INVESTMENTS

         The amortized  cost,  gross  unrealized  gains and losses and estimated fair value of fixed  maturities and  investments in equity  securities  as of December 31, 2001 and 2000 are shown  below.  All  securities  held at December 31, 2001 and 2000 were publicly traded.

         Investments in fixed maturities as of December 31, 2001 consisted of the following:

                                                                     Gross          Gross
                                                    Amortized     Unrealized     Unrealized      Estimated
         (table in thousands)                         Cost           Gains         Losses       Fair Value
                                                      ----           -----         ------       ----------
         U.S. Government obligations                 $198,136         $2,869          $(413)      $200,592
         Obligations of state and political
           subdivisions                                   252              8              -            260
         Corporate securities                         158,494          4,051           (566)       161,979
                                                      -------          -----           -----       -------
              Totals                                 $356,882         $6,928          $(979)      $362,831
                                                     ========         ======          ======      ========

         The amortized  cost and fair value of fixed  maturities,  by  contractual  maturity,  at December 31, 2001 are shown below.
         Actual maturities may differ from contractual maturities due to call or prepayment provisions.

                                                       Amortized
         (table in thousands)                             Cost      Fair Value
                                                          ----      ----------
         Due in one year or less                      $    14,755   $    14,784
         Due after one through five years                 232,199       235,845
         Due after five through ten years                  92,984        94,289
         Due after ten years                               16,944        17,913
                                                      -----------   -----------
           Total                                      $   356,882   $   362,831
                                                      ===========   ===========

                                            AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
                                   (a wholly-owned subsidiary of Skandia Insurance Company Ltd.)

                                       Notes to Consolidated Financial Statements (continued)

4.       INVESTMENTS (continued)

         Investments in fixed maturities as of December 31, 2000 consisted of the following:

                                                                     Gross          Gross
                                                    Amortized     Unrealized     Unrealized      Estimated
         (table in thousands)                         Cost           Gains         Losses       Fair Value
                                                      ----           -----         ------       ----------
         U.S. Government obligations              $    206,041   $      4,445   $        (11)  $    210,475
         Foreign government obligations                  2,791            195              -          2,986
         Obligations of state and political
              subdivisions                                 253              1              -            254
         Corporate securities                           72,237          1,565         (1,809)        71,993
                                                  ------------   ------------   -------------  ------------
              Totals                              $    281,322   $      6,206   $     (1,820)  $    285,708
                                                  ============   ============   =============  ============

         Proceeds from sales of fixed maturities during 2001, 2000 and 1999 and were  approximately  $386,816,000,  $302,632,000 and
         $32,196,000,  respectively.  Proceeds from maturities during 2001, 2000 and 1999 were approximately $4,000,000,  $1,104,000 and $4,030,000,  respectively.  The cost, gross unrealized  gains/losses and fair value of investments in equity securities at December 31are shown below:

         (table in thousands)                              Gross          Gross
                                                        Unrealized     Unrealized        Fair
                                            Cost           Gains         Losses          Value
                                            ----           -----         ------          -----
         2001                             $  49,886       $   122       $(4,925)       $45,083
         2000                             $  23,218       $   372       $(3,188)       $20,402

         Net realized investment gains (losses) were as follows for the years ended December 31:

         (table in thousands)                             2001          2000           1999
                                                          ----          ----           ----
         Fixed maturities:
           Gross gains                                  $  7,597      $  1,002       $    253
           Gross losses                                   (4,387)       (3,450)          (228)

         Investment in equity securities:
           Gross gains                                     1,910         1,913            990
           Gross losses                                   (4,192)         (153)          (437)
                                                        ---------     ---------      ---------
              Totals                                    $    928      $   (688)      $    578
                                                        ========      =========      ========

                                            AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
                                   (a wholly-owned subsidiary of Skandia Insurance Company Ltd.)

                                       Notes to Consolidated Financial Statements (continued)

5.       NET INVESTMENT INCOME

         The sources of net investment income for the years ended December 31 were as follows:

         (table in thousands)                             2001          2000           1999
                                                          ----          ----           ----
         Fixed maturities                              $  18,788     $  13,502      $   9,461
         Cash and cash equivalents                           773         5,154          2,159
         Investment in equity securities                     622            99             32
         Policy loans                                        244            97             31
         Derivative instruments                                -        (6,939)        (1,036)
                                                      ----------    -----------    -----------
         Total investment income                          20,427        11,913         10,647
         Investment expenses                                (301)         (257)          (206)
                                                      -----------   -----------    -----------
         Net investment income                         $  20,126     $  11,656      $  10,441
                                                       ==========    ============   =========

6.       INCOME TAXES

         The significant components of income tax expense for the years ended December 31 were as follows:

         (table in thousands)                             2001          2000           1999
                                                          ----          ----           ----
         Current tax (benefit) expense                $   (39,047)  $   (29,244)   $    41,248
         Deferred tax expense (benefit)                    46,215        60,023        (10,904)
                                                      -----------   -----------    ------------
           Total income tax expense                   $     7,168   $    30,779    $    30,344
                                                      ===========   ===========    ===========

         Deferred tax assets (liabilities) include the following at December 31:

         (table in thousands)                              2001          2000
                                                           ----          ----
         Deferred tax assets:
           GAAP to tax reserve differences             $   241,503   $   382,826
           Future fees payable to ASI                       63,240             -
           Deferred compensation                            20,520        17,869
           Net operating loss carryforward                  14,372             -
           Surplus notes interest                            9,040         5,536
           AMT credit carryforward                           5,451             -
           Other                                             1,114           907
                                                       -----------   -----------
              Total deferred tax assets                    355,240       407,138
                                                       -----------   -----------

         Deferred tax liabilities:
           Deferred acquisition costs                     (404,758)     (411,417)
           Internal use software                            (3,417)       (2,524)
           Policy fees                                      (1,634)       (1,551)
           Net unrealized gains                               (411)         (595)
              Total deferred tax liabilities              (410,220)     (416,087)
                                                       ------------  ------------
                Net deferred tax asset (liability)     $   (54,980)  $    (8,949)
                                                       ============  ============

                                            AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
                                   (a wholly-owned subsidiary of Skandia Insurance Company Ltd.)

                                       Notes to Consolidated Financial Statements (continued)

6.       INCOME TAXES (continued)

         The income tax expense  was  different  from the amount  computed by  applying  the  federal  statutory  tax rate of 35% to pre-tax income from continuing operations as follows:

         (table in thousands)                                          2001          2000          1999
                                                                       ----          ----          ----
         Income (loss) before taxes
           Domestic                                                $   42,886    $   98,136    $  109,036
           Foreign                                                     (2,619)       (2,540)       (2,523)
                                                                   -----------   -----------   -----------
           Total                                                       40,267        95,596       106,513
           Income tax rate                                                 35%           35%           35%
                                                                   -----------   -----------   -----------
         Tax expense at federal statutory income tax rate              14,094        33,459        37,280

         Tax effect of:
           Dividend received deduction                                 (8,400)       (7,350)       (9,572)
           Losses of foreign subsidiary                                   917           889           883
           Meals and entertainment                                        603           841           664
           State income taxes                                             (62)         (524)        1,071
           Other                                                           16         3,464            18
                                                                   ----------    ----------    ----------
              Income tax expense                                   $    7,168    $   30,779    $   30,344
                                                                   ==========    ==========    ==========

         The Company's net operating loss  carryforwards,  totaling  approximately  $41,063,000 at December 31, 2001, will expire in
         2016.

7.       COST ALLOCATION AGREEMENTS WITH AFFILIATES

         Certain operating costs (including personnel,  rental of office space,  furniture,  and equipment) have been charged to the
         Company at cost by American Skandia  Information  Services and Technology  Corporation  ("ASIST"),  an affiliated  company.
         The Company has also charged  operating costs to several of its  affiliates.  The total cost to the Company for these items was  approximately  $6,179,000,  $13,974,000  and  $11,136,000 in 2001,  2000 and 1999,  respectively.  Income received for these items was approximately $13,166,000, $11,186,000 and $3,919,000 in 2001, 2000 and 1999, respectively.

         Beginning in 1999, the Company was reimbursed by ASM for certain  distribution  related costs  associated with the sales of business through an investment firm where ASM serves as an introducing  broker dealer.  Under this agreement,  the expenses reimbursed were approximately  $6,391,000,  $5,842,000 and $1,441,000 in 2001, 2000 and 1999, respectively.  As of December
         31, 2001 and 2000, amounts receivable under this agreement were approximately $639,000 and $492,000, respectively.

                                             AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
                                   (a wholly-owned subsidiary of Skandia Insurance Company Ltd.)

                                       Notes to Consolidated Financial Statements (continued)

8.       FUTURE FEES PAYABLE TO ASI

         In a series of  transactions  with ASI,  the  Company  transferred  certain  rights to receive a portion of future fees and contract charges expected to be realized on designated blocks of deferred annuity contracts.

         The proceeds from the transfers  have been recorded as a liability  and are being  amortized  over the remaining  surrender charge period of the  designated  contracts  using the interest  method.  The Company did not transfer the right to receive future fees and charges after the expiration of the surrender charge period.

         In connection  with these  transactions,  ASI,  through  special purpose  trusts,  issued  collateralized  notes in private placements, which are secured by the rights to receive future fees and charges purchased from the Company.

         Under the terms of the Purchase  Agreements,  the rights  transferred  provide for ASI to receive a percentage (60%, 80% or
         100% depending on the underlying  commission option) of future mortality and expense charges and contingent  deferred sales charges,  after  reinsurance,  expected  to be  realized  over the  remaining  surrender  charge  period of the  designated contracts (generally 6 to 8 years).

         Payments,  representing  fees and  charges  in the  aggregate  amount,  of  approximately  $207,731,000,  $219,454,000  and
         $131,420,000  were  made by the  Company  to ASI in  2001,  2000  and  1999,  respectively.  Related  interest  expense  of approximately  $59,873,000,  $70,667,000  and  $52,840,000  has been  included in the  statement  of income for 2001,  2000 and1999, respectively.

         The  Commissioner of the State of Connecticut has approved the transfer of future fees and charges;  however,  in the event that the Company becomes subject to an order of liquidation or  rehabilitation,  the  Commissioner  has the ability to stop the payments due to ASI under the Purchase Agreement subject to certain terms and conditions.

                                             AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
                                   (a wholly-owned subsidiary of Skandia Insurance Company Ltd.)

                                       Notes to Consolidated Financial Statements (continued)

8.       FUTURE FEES PAYABLE TO ASI (continued)

         The present values of the transactions as of the respective effective date were as follows:

                           Closing      Effective       Contract Issue        Discount       Present
        Transaction         Date          Date              Period              Rate          Value
        -----------         ----          ----              ------              ----          -----

           1996-1          12/17/96        9/1/96        1/1/94 - 6/30/96       7.5%           $50,221
           1997-1           7/23/97        6/1/97        3/1/96 - 4/30/97       7.5%            58,767
           1997-2          12/30/97       12/1/97        5/1/95 - 12/31/96      7.5%            77,552
           1997-3          12/30/97       12/1/97        5/1/96 - 10/31/97      7.5%            58,193
           1998-1           6/30/98        6/1/98        1/1/97 - 5/31/98       7.5%            61,180
           1998-2          11/10/98       10/1/98        5/1/97 - 8/31/98       7.0%            68,573
           1998-3          12/30/98       12/1/98        7/1/96 - 10/31/98      7.0%            40,128
           1999-1           6/23/99        6/1/99        4/1/94 - 4/30/99       7.5%           120,632
           1999-2          12/14/99       10/1/99       11/1/98 - 7/31/99       7.5%           145,078
           2000-1           3/22/00        2/1/00        8/1/99 - 1/31/00       7.5%           169,459
           2000-2           7/18/00        6/1/00        2/1/00 - 4/30/00      7.25%            92,399
           2000-3          12/28/00       12/1/00        5/1/00 - 10/31/00     7.25%           107,291
           2000-4          12/28/00       12/1/00        1/1/98 - 10/31/00     7.25%           107,139

         Expected payments of future fees payable to ASI as of December 31, 2001 are as follows:

           (table in thousands)           Year             Amount
                                          ----             ------

                                          2002      $   175,357
                                          2003          171,345
                                          2004          156,842
                                          2005          132,702
                                          2006          102,188
                                          2007           50,821
                                          2008            7,800
                                                    -----------
                                          Total         $797,055
                                                        ========

                                            AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
                                   (a wholly-owned subsidiary of Skandia Insurance Company Ltd.)

                                       Notes to Consolidated Financial Statements (continued)

9.       LEASES

         The Company leases office space under a lease  agreement  established in 1989 with ASIST.  The Company entered into a lease agreement for office space in  Westminster,  Colorado,  effective  January 1, 2001.  Lease expense for 2001,  2000 and 1999 was  approximately  $8,404,000,  $6,593,000  and  $5,003,000,  respectively.  Future minimum lease payments per year and in aggregate as of December 31, 2001 are as follows:

              (table in thousands)       2002                          $   7,913
                                         2003                              8,087
                                         2004                              8,570
                                         2005                              8,609
                                         2006                              8,698
                                         2007 and thereafter              41,711
                                                                       ---------
                                         Total                         $  83,588
                                                                       =========

10.      RESTRICTED ASSETS

         To comply with certain state insurance  departments'  requirements,  the Company maintains cash, bonds and notes on deposit with various  states.  The carrying  value of these  deposits  amounted to  approximately  $4,822,000  and $4,636,000 as of
         December  31,  2001  and  2000,  respectively.  These  deposits  are  required  to be  maintained  for  the  protection  of contractowners within the individual states.

11.      RETAINED EARNINGS AND DIVIDEND RESTRICTIONS

         Statutory  basis  shareholder's  equity was  approximately  $226,780,000  and  $342,804,000  at December 31, 2001 and 2000,
         respectively.

         The Company  incurred  statutory  basis net losses for 2001 of  approximately  $121,957,000  due  primarily to  significant declines in the equity  markets  during the year as well as increased  levels of operating  expenses  relative to revenues.
         Statutory basis net income for 2000 was $11,550,000, as compared to losses of $17,672,000 in 1999.

         Under  various  state  insurance  laws,  the maximum  amount of dividends  that can be paid to  shareholders  without prior approval of the state  insurance  department  is subject to  restrictions  relating to statutory  surplus and net gain from operations.  At December 31, 2001, no amounts may be distributed without prior approval.

         On November 8, 1999,  the Board of Directors  authorized  the Company to increase  the par value of its capital  stock from
         $80 per share to $100 per share in order to comply with minimum  capital  levels as required by the  California  Department of Insurance.  This  transaction  resulted in a corresponding  decrease in paid in and contributed  surplus of $500,000 and had no effect on capital and surplus.

                                            AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
                                   (a wholly-owned subsidiary of Skandia Insurance Company Ltd.)

                                       Notes to Consolidated Financial Statements (continued)

12.      STATUTORY ACCOUNTING PRACTICES

         The Company  prepares its statutory basis financial  statements in accordance with accounting  practices  prescribed by the
         State  of  Connecticut  Insurance  Department.  Prescribed  statutory  accounting  practices  include  publications  of the
         National  Association of Insurance  Commissioners  (NAIC),  as well as state laws,  regulations and general  administrative rules.

         The NAIC adopted the  Codification  of Statutory  Accounting  Principles  (Codification)  in March 1998. The effective date for  codification  was January 1, 2001. The Company's  state of domicile,  Connecticut,  has adopted  codification  and the
         Company has made the  necessary  changes in its  statutory  accounting  and  reporting  required  for  implementation.  The overall impact of adopting  codification  was a one-time,  cumulative  change in accounting  benefit  recorded  directly in statutory surplus of approximately $12,047,000.

         In addition,  during 2001,  based on a  recommendation  from the State of  Connecticut  Insurance  Department,  the Company
         changed its statutory  method of accounting for its liability  associated with  securitized  variable  annuity fees.  Under the new method of accounting,  the liability for securitized  fees is established  consistent with the method of accounting for the liability  associated with variable annuity fees ceded under reinsurance  contracts.  This equates to the statutory liability at any valuation date being equal to the  Commissioners  Annuity Reserve  Valuation Method (CARVM) offset related to the  securitized  contracts.  The impact of this change in  accounting,  representing  the  difference  in the liability calculated  under the old method  versus the new method as of January 1,  2001,  was  reported  as a  cumulative  effect of change in accounting benefit recorded directly in statutory surplus of approximately $20,215,000.

13.      EMPLOYEE BENEFITS

         The Company has a 401(k) plan for which  substantially  all employees are eligible.  Under this plan, the Company  provides a 50% match on  employees'  contributions  up to 6% of an  employee's  salary  (for an  aggregate  match of up to 3% of the employee's  salary).  Additionally,  the Company may contribute  additional  amounts based on  profitability of the Company and  certain  of its  affiliates.  Company  contributions  to this plan on behalf of the  participants  were  approximately
         $2,738,000, $3,734,000 and $3,164,000 in 2001, 2000 and 1999, respectively.

         The  Company  has a  deferred  compensation  plan,  which is  available  to the field  marketing  staff and  certain  other employees.  Company  contributions to this plan on behalf of the participants  were  approximately  $345,000,  $399,000 and
         $193,000 in 2001, 2000 and 1999, respectively.

                                            AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
                                   (a wholly-owned subsidiary of Skandia Insurance Company Ltd.)

                                       Notes to Consolidated Financial Statements (continued)

13.      EMPLOYEE BENEFITS (continued)

         The Company and certain  affiliates  cooperatively  have a  long-term  incentive  program  under which units are awarded to executive  officers and other  personnel.  The Company and certain  affiliates  also have a profit sharing  program,  which benefits all employees  below the officer level.  These programs  consist of multiple plans with new plans  instituted each year.  Generally,  participants  must remain  employed by the Company or its  affiliates at the time such units are payable in order to receive any  payments  under the  programs.  The accrued  liability  representing  the value of these units was approximately  $13,645,000  and $31,632,000 as of December 31, 2001 and 2000,  respectively.  Payments under these programs were approximately $8,377,000, $13,542,000, and $4,079,000 in 2001, 2000 and 1999, respectively.

14.      REINSURANCE

         The Company  cedes  insurance to other  insurers in order to limit its risk  exposure.  Such  transfer does not relieve the
         Company of its primary  liability and, as such,  failure of reinsurers to honor their  obligation could result in losses to the Company.  The Company reduces this risk by evaluating the financial condition and credit worthiness of reinsurers.

         The effect of reinsurance for the 2001, 2000 and 1999 was as follows:

         (table in thousands)

        2001                                                             Gross         Ceded           Net
        ----                                                             -----         -----           ---
        Annuity and life insurance charges and fees                  $   430,913    $   (52,220)  $   378,693
        Change in annuity and life insurance policy reserves         $   (35,835)   $    (4,063)  $   (39,898)
        Return credited to contractowners                            $    16,741    $        92   $    16,833

        2000
        ----
        Annuity and life insurance charges and fees                  $   477,802    $   (53,224)  $   424,578
        Change in annuity and life insurance policy reserves         $    45,784    $      (766)  $    45,018
        Return credited to contractowners                            $    13,607    $    (4,561)  $     9,046

        1999
        ----
        Annuity and life insurance charges and fees                  $   326,670    $   (36,681)  $   289,989
        Change in annuity and life insurance policy reserves         $     4,151    $    (1,073)  $     3,078
        Return credited to contractowners                            $    (1,382)   $      (257)  $    (1,639)

         In December 2000, the Company  entered into a modified  coinsurance  agreement with SICL covering  certain  contracts  issued since January 1996. The impact of this treaty to the Company was a pre tax loss of  approximately  $4,917,000 in 2001 and pre tax income of  approximately  $7,067,453 in 2000. At December 31, 2001 and 2000,  approximately  $12,983,000  and $6,109,000, respectively, was payable to SICL under this agreement.

                                            AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
                                   (a wholly-owned subsidiary of Skandia Insurance Company Ltd.)

                                       Notes to Consolidated Financial Statements (continued)

15.      SURPLUS NOTES

         The Company has issued  surplus notes to ASI in exchange for cash.  Surplus notes  outstanding  as of December 31, 2001 and
         2000, and interest expense for 2001, 2000 and 1999 were as follows:

                                                     Liability as of
         (table in thousands)                         December 31,                    Interest Expense
                                   Interest                                            For the Years
            Note Issue Date          Rate          2001          2000          2001         2000         1999
         ----------------------    ---------     ----------    ----------    ---------    ---------    ---------
         ----------------------    ---------     ----------

         ----------------------
         ----------------------
         February 18, 1994           7.28%               -             -             -          732          738
         ----------------------
         March 28, 1994              7.90%               -             -             -          794          801
         ----------------------
         September 30, 1994          9.13%               -        15,000         1,282        1,392        1,389
         ----------------------
         December 28, 1994           9.78%               -             -             -            -        1,308
         ----------------------
         December 19, 1995           7.52%          10,000        10,000           763          765          762
         ----------------------
         December 20, 1995           7.49%          15,000        15,000         1,139        1,142        1,139
         ----------------------
         December 22, 1995           7.47%           9,000         9,000           682          684          682
         ----------------------
         June 28, 1996               8.41%          40,000        40,000         3,411        3,420        3,411
         ----------------------
         December 30, 1996           8.03%          70,000        70,000         5,699        5,715        5,698
                                                 ----------    ----------    ---------    ---------    ---------
                                                 ----------    ----------    ---------    ---------    ---------

         ----------------------
         ----------------------
         Total                                    $144,000      $159,000       $12,976      $14,644      $15,928
                                                 ==========    ==========    =========    =========    =========

         On December 3, 2001, a surplus note,  dated September 30, 1994, for $15,000,000 was repaid.  On December 27, 2000,  surplus notes for  $10,000,000,  dated  February 18, 1994,  and  $10,000,000,  dated March 28, 1994,  were repaid.  On December 10,
         1999, a surplus note,  dated December 28, 1994, for $14,000,000  was repaid.  All surplus notes mature seven years from the issue date.

         Payment of interest and repayment of principal  for these notes is subject to certain  conditions  and require  approval by the Insurance  Commissioner  of the State of  Connecticut.  At December 31, 2001 and 2000,  approximately  $25,829,000  and
         $15,816,000, respectively, of accrued interest on surplus notes was not approved for payment under these criteria.

16.      SHORT-TERM BORROWING

         The Company had a  $10,000,000  short-term  loan payable to ASI at December  31, 2001 and 2000 as part of a revolving  loan agreement.  The loan has an interest  rate of 3.67% and matures on March 12, 2002.  The total related  interest  expense to the Company was  approximately  $522,000,  $687,000 and $585,000 in 2001,  2000 and 1999,  respectively.  Accrued  interest payable was approximately $113,000 and $222,000 as of December 31, 2001 and 2000, respectively.

                                            AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
                                   (a wholly-owned subsidiary of Skandia Insurance Company Ltd.)

                                       Notes to Consolidated Financial Statements (continued)

17.      CONTRACT WITHDRAWAL PROVISIONS

         Approximately 99% of the Company's separate account  liabilities are subject to discretionary  withdrawal by contractowners at market value or with market value  adjustment.  Separate  account assets,  which are carried at fair value, are adequate to pay such  withdrawals,  which are generally  subject to surrender charges ranging from 10% to 1% for contracts held less than 10 years.

18.      RESTRUCTURING CHARGES

         On March 22, 2001,  and  December 3, 2001,  the Company  announced  separate  plans to reduce  expenses to better align its operating  infrastructure  with  the  current  investment  market  environment.  As part of the two  plans,  the  Company's workforce was reduced by approximately  140 positions and 115 positions,  respectively,  affecting  substantially all areas of the  Company.  Estimated  pre-tax  severance  benefits  of  approximately  $8,500,000  have been  charged  against  2001 operations  related to these  reductions.  These charges have been reported in the  Consolidated  Statements of Income as a
         component  of  Underwriting,   Acquisition  and  Other  Insurance  Expenses.   As  of  December  31,  2001,  the  remaining
         restructuring liability, relating primarily to the December 3, 2001 plan, was approximately $4,104,000.

19.      COMMITMENTS AND CONTINGENT LIABILITIES

         As of the date of this filing,  the Company is not involved in any legal proceedings  outside of the ordinary course of its business  operations.  The Company is involved in pending and threatened  legal  proceedings in the ordinary  course of its
         business   operations.   While  the  outcome  of  these  legal  proceedings  cannot  be  determined  at  this  time,  after consideration  of  the  defenses  available  to the  Company,  applicable  insurance  coverage  and  any  related  reserves established,  these legal  proceedings  are not  expected to result in  liability  for  amounts  material to the  financial condition of the Company, although they may adversely affect results of operations in future periods.

20.      SEGMENT REPORTING

         In recent  years,  in order to complete  the array of products  offered by the  Company and its  affiliates  to meet a wide variety of financial  planning,  the Company  developed  variable  life  insurance and  qualified  retirement  plan annuity products.  Assets under management and sales for products other than variable  annuities have not been  significant  enough to warrant full segment  disclosures  as required by SFAS 131,  "Disclosures  about  Segments of an Enterprise  and Related
         Information,"  and the  Company  does not  anticipate  that they will do so in the future due to a change in the  Company's strategy.  On March 15,  2002,  the  Company  announced  that it will no longer  accept  new  business  for the  funding of qualified  retirement  plans,  effective July 31, 2002 and will not accept  applications for it's flexible premium variable insurance  products that are signed after April 1, 2002 or received after April 15, 2002.  The Company  intends to continue to accept additional  contributions to existing qualified plans, to service and accept additional premiums for its existing flexible  premium  variable  insurance  contracts,  and to  continue  to offer and sell its single  premium  variable  life insurance products.

                                            AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
                                   (a wholly-owned subsidiary of Skandia Insurance Company Ltd.)

                                       Notes to Consolidated Financial Statements (continued)

21.      QUARTERLY FINANCIAL DATA (UNAUDITED)

         The following table summarizes information with respect to the operations of the Company on a quarterly basis:

                 (table in thousands)                                Three Months Ended
                                                  ----------------------------------------------------------
                          2001                      March 31       June 30       Sept. 30        Dec. 31
                                                    --------       -------       --------        -------
        Premiums and other insurance
          revenues                                 $   131,096   $   128,665    $   114,714    $   117,854
        Net investment income*                           5,381         4,997          5,006          4,742
        Net realized capital gains (losses)              1,902           373            376         (1,723)
                                                  ------------  ------------   ------------   -------------
        Total revenues                                 138,379       134,035        120,096        120,873
        Benefits and expenses*                         122,940       110,644        115,313        124,219
                                                  ------------  ------------   ------------   ------------
        Pre-tax net income                              15,439        23,391          4,783         (3,346)
        Income taxes                                     4,034         7,451           (480)        (3,837)
                                                  ------------  ------------   -------------  -------------
        Net income                                 $    11,405   $    15,940    $     5,263    $       491
                                                  ============  ============   ============   ============

        *     For the quarters  ended March 31, 2001,  June 30, 2001 and  September  30, 2001,  the Company had reported  investment
              performance   associated  with  its  derivatives  as  net  investment  income.  The  above  presentation   reflects  a
              reclassification of these amounts to benefits and expenses.

                 (table in thousands)                                Three Months Ended
                                                  ----------------------------------------------------------
                          2000                      March 31       June 30       Sept. 30        Dec. 31
                                                    --------       -------       --------        -------
        Premiums and other insurance
          revenues                                 $   137,255   $   139,317    $   147,923    $   136,159
        Net investment income                            2,876         3,628          4,186            966
        Net realized capital gains (losses)                729        (1,436)          (858)           877
                                                  ------------  -------------  -------------  ------------
        Total revenues                                 140,860       141,509        151,251        138,002
        Benefits and expenses                          106,641       121,356        137,514        110,515
                                                  ------------  ------------   ------------   ------------
        Pre-tax net income                              34,219        20,153         13,737         27,487
        Income taxes                                    10,038         5,225          3,167         12,349
                                                  ------------  ------------   ------------   ------------
        Net income                                 $    24,181   $    14,928    $    10,570    $    15,138
                                                  ============  ============   ============   ============

                                            AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
                                   (a wholly-owned subsidiary of Skandia Insurance Company Ltd.)

                                       Notes to Consolidated Financial Statements (continued)

21.      QUARTERLY FINANCIAL DATA (UNAUDITED) (continued)

                 (table in thousands)                                Three Months Ended
                                                  ----------------------------------------------------------
                          1999                      March 31       June 30       Sept. 30        Dec. 31
                                                    --------       -------       --------        -------
        Premiums and other insurance
          revenues                                 $    78,509   $    88,435    $    97,955    $   111,443
        Net investment income                            2,654         2,842          2,735          2,210
        Net realized capital gains                         295            25            206             52
        Total revenues                                  81,458        91,302        100,896        113,705
        Benefits and expenses                           64,204        67,803         71,597         77,244
        Pre-tax net income                              17,254        23,499         29,299         36,461
        Income taxes                                     3,844         7,142          7,898         11,460
        Net income                                 $    13,410   $    16,357    $    21,401    $    25,001
                                                  ============  ============   ============   ============

                               APPENDIX B - CONDENSED FINANCIAL INFORMATION ABOUT SEPARATE ACCOUNT B

The Unit Prices and number of Units in the  Sub-accounts  that commenced  operations  prior to January 1, 2002 are shown below.  All or some of these  Sub-accounts were available during the periods shown as investment  options for other variable  annuities we offer pursuant  to  different  prospectuses.  The  Insurance  Charge  assessed  against  the  Sub-accounts  under the terms of those other variable  annuities  are the same as the charges  assessed  against such  Sub-accounts  under the Annuity  offered  pursuant to this
Prospectus.

Unit Prices And Numbers Of Units:  The following table shows:  (a) the Unit Price,  as of the dates shown,  for Units in each of the
Class 3 Sub-accounts  of Separate  Account B that commenced  operations  prior to January 1, 2002 and are being offered  pursuant to this  Prospectus or which we offer  pursuant to certain other  prospectuses;  and (b) the number of Units  outstanding  in each such
Sub-account as of the dates shown.  The year in which  operations  commenced in each such  Sub-account is noted in  parentheses.  To the  extent a  Sub-account  commenced  operations  during a  particular  calendar  year,  the Unit Price as of the end of the period reflects  only the partial year results from the  commencement  of  operations  until  December  31st of the  applicable  year.  The portfolios in which a particular  Sub-account  invests may or may not have commenced  operations  prior to the date such Sub-account commenced operations.  The initial offering price for each Sub-account was $10.00.

                                                                       Year Ended December 31,
------------------------------------------------------------------------------------------------------------------------------------------
                            2001       2000       1999       1998        1997        1996       1995       1994        1993       1992
-------------------------
------------------------------------------------------------------------------------------------------------------------------------------
AST Strong
International Equity 3 1
(1995)
Unit Price                   $14.88       19.46     26.75       16.46       13.84      11.84      10.90           -          -          -
Number of Units             618,344     673,447   482,766     360,937     196,760    155,338     51,519           -          -          -

------------------------------------------------------------------------------------------------------------------------------------------
AST Janus Overseas
Growth 3
(1997)
Unit Price                   $13.81       18.25     24.45       13.52       11.75          -          -           -          -          -
Number of Units           1,019,552   1,424,323 1,182,230     644,240     201,746          -          -           -          -          -
------------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------------
AST American Century
International Growth 3 2
(1997)
Unit Price                   $13.11       18.21     21.92       13.40       11.40          -          -           -          -          -
Number of Units           1,431,975     847,905   127,367      60,057      14,316          -          -           -          -          -
------------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------------
AST DeAM
International
Equity 3 3
(1995)
Unit Price                   $11.07       16.49     23.90       12.72       11.59      11.47      10.26           -          -          -
Number of Units             317,231     362,582   153,631     129,236      98,833    119,878     41,575           -          -          -

------------------------------------------------------------------------------------------------------------------------------------------
AST MFS Global
Equity 3
(1999)
Unit Price                    $9.02       10.12     11.02           -           -          -          -           -          -          -
Number of Units             170,463      34,859       331           -           -          -          -           -          -          -
------------------------------------------------------------------------------------------------------------------------------------------
AST PBHG Small-Cap
Growth 3 4
(1995)
Unit Price                   $17.72       19.14     37.29       15.57       15.19      14.48      12.18           -          -          -
Number of Units           1,037,083   1,185,064 1,334,152     739,417   1,159,570    861,999    203,315           -          -          -
------------------------------------------------------------------------------------------------------------------------------------------

                                                                       Year Ended December 31,
------------------------------------------------------------------------------------------------------------------------------------------
                            2001       2000       1999       1998        1997        1996       1995       1994        1993       1992
------------------------------------------------------------------------------------------------------------------------------------------
AST DeAM Small-Cap
Growth 3 5
(1999)
Unit Price                    $8.56       12.08     15.44           -           -          -          -           -          -          -
Number of Units           1,365,419   1,179,936   633,363           -           -          -          -           -          -          -

------------------------------------------------------------------------------------------------------------------------------------------
AST Federated
Aggressive Growth 3
(2000)
Unit Price                    $7.14        9.08         -           -           -          -          -           -          -          -
Number of Units             195,188         940         -           -           -          -          -           -          -          -

------------------------------------------------------------------------------------------------------------------------------------------
AST Goldman Sachs
Small-Cap Value 3 6
(1998)
Unit Price                   $15.36       14.12     10.65        9.89           -          -          -           -          -          -
Number of Units             965,237     566,898   259,444      88,170           -          -          -           -          -          -

------------------------------------------------------------------------------------------------------------------------------------------
AST Gabelli Small-Cap
Value 3 7
(1997)
Unit Price                   $14.37       13.57     11.25       11.29       12.75          -          -           -          -          -
Number of Units             984,425     654,465 1,263,602   1,299,809     348,249          -          -           -          -          -

------------------------------------------------------------------------------------------------------------------------------------------
AST Janus Mid-Cap
Growth 3
(2000)
Unit Price                    $3.91        6.60         -           -           -          -          -           -          -          -
Number of Units)            415,439     148,710         -           -           -          -          -           -          -          -

------------------------------------------------------------------------------------------------------------------------------------------
AST Neuberger Berman
Mid-Cap Growth 3 8
(1995)
Unit Price                   $19.11       26.02     28.59       19.08       15.97      13.83      12.01           -          -          -
Number of Units             484,035     520,628   135,389     140,165      85,285     73,996     20,219           -          -          -

------------------------------------------------------------------------------------------------------------------------------------------
AST Neuberger Berman
Mid-Cap Value 3 9
(1995)
Unit Price                   $19.87       20.70     16.40       15.67       16.21      12.95      11.73           -          -          -
Number of Units             986,517     908,877 1,216,796     265,991      37,213     19,077      8,260           -          -          -
------------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------------
AST Alger All-Cap
Growth 3
(2000)
Unit Price                    $5.59        6.77         -           -           -          -          -           -          -          -
Number of Units           5,405,532   1,568,977         -           -           -          -          -           -          -          -
------------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------------
AST Gabelli All-Cap
Value 3
(2000)
Unit Price                    $9.75       10.07         -           -           -          -          -           -          -          -
Number of Units             752,090      53,501         -           -           -          -          -           -          -          -
------------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------------
AST T. Rowe Price
Natural Resources 3
(1995)
Unit Price                   $20.25       20.32     16.19       12.76       14.62      14.28      11.04           -          -          -
Number of Units             141,406     120,347   114,771      80,188      72,611     35,664      5,683           -          -          -
------------------------------------------------------------------------------------------------------------------------------------------

                                                                       Year Ended December 31,
------------------------------------------------------------------------------------------------------------------------------------------
                            2001       2000       1999       1998        1997        1996       1995       1994        1993       1992
------------------------------------------------------------------------------------------------------------------------------------------
AST Alliance
Growth 3  10
(1996)
Unit Price                   $14.95       17.71     20.74       15.64       12.41      10.92          -           -          -          -
Number of Units             469,103     284,849   151,380     195,161     170,485     36,437          -           -          -          -

------------------------------------------------------------------------------------------------------------------------------------------
AST MFS Growth 3
(1999)
Unit Price                    $8.09       10.44     11.28           -           -          -          -           -          -          -
Number of Units           1,808,873     205,446     9,192           -           -          -          -           -          -          -
------------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------------
AST Marsico Capital
Growth 3
(1997)
Unit Price                   $13.97       18.02     21.23       14.06       10.03          -          -           -          -          -
Number of Units           2,009,732   1,850,711 1,341,567     584,077         372          -          -           -          -          -
------------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------------
AST JanCap Growth 3
(1995)
Unit Price                   $24.00       35.48     51.92       33.83       20.31      15.95      12.55           -          -          -
Number of Units           2,078,702   2,288,561 1,661,006     784,771     386,637    252,967     68,509           -          -          -

------------------------------------------------------------------------------------------------------------------------------------------
AST DeAM Large-Cap
Value 3 11
(2000)
Unit Price                    $9.19        9.83         -           -           -          -          -           -          -          -
Number of Units             199,691       3,884         -           -           -          -          -           -          -          -

------------------------------------------------------------------------------------------------------------------------------------------
AST Alliance/Bernstein
Growth + Value 3 12
(2001)
Unit Price                    $9.65           -         -           -           -          -          -           -          -          -
Number of Units              41,590           -         -           -           -          -          -           -          -          -

------------------------------------------------------------------------------------------------------------------------------------------
AST Sanford Bernstein
Core Value 3 12
(2001)
Unit Price                   $10.07           -         -           -           -          -          -           -          -          -
Number of Units              49,315           -         -           -           -          -          -           -          -          -

------------------------------------------------------------------------------------------------------------------------------------------
AST Cohen & Steers
Realty 3
(1998)
Unit Price                   $10.71       10.52      8.42        8.32           -          -          -           -          -          -
Number of Units             444,471     374,029   264,103     119,522           -          -          -           -          -          -

------------------------------------------------------------------------------------------------------------------------------------------
AST Sanford Bernstein
Managed Index 500 3 13
(1998)
Unit Price                   $12.22       13.72     15.20       12.66           -          -          -           -          -          -
Number of Units           1,102,335   1,009,843   664,544     238,279           -          -          -           -          -          -

------------------------------------------------------------------------------------------------------------------------------------------
AST American Century
Income & Growth 3 14
(1997)
Unit Price                   $13.12       14.47     16.38       13.46       12.11          -          -           -          -          -
Number of Units             675,456     897,932   507,769     197,702     111,119          -          -           -          -          -
------------------------------------------------------------------------------------------------------------------------------------------

                                                                       Year Ended December 31,
------------------------------------------------------------------------------------------------------------------------------------------
                            2001       2000       1999       1998        1997        1996       1995       1994        1993       1992
------------------------------------------------------------------------------------------------------------------------------------------
AST Alliance
Growth and Income 3 15
(1995)
Unit Price                   $21.81       22.14     21.19       18.44       16.56      13.50      11.50           -          -          -
Number of Units           1,452,489     949,812   570,493     362,224     386,333    388,009    168,290           -          -          -
------------------------------------------------------------------------------------------------------------------------------------------

AST MFS Growth with
Income 3
(1999)
Unit Price                    $8.72       10.41     10.50           -           -          -          -           -          -          -
Number of Units             383,575     370,790    91,506           -           -          -          -           -          -          -
------------------------------------------------------------------------------------------------------------------------------------------

AST INVESCO Equity
Income 3
(1995)
Unit Price                   $19.31       21.34     20.58       18.60       16.58      13.58      11.71           -          -          -
Number of Units           1,982,238   2,121,248 1,912,354   1,551,802   1,112,336    645,296    155,507           -          -          -
------------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------------
AST DeAM Global
Allocation 3 16
(1995)
Unit Price                   $16.33       18.68     19.74       16.49       14.76      12.61      11.45           -          -          -
Number of Units             446,661     405,189   224,581     142,774      60,981     43,887     30,506           -          -          -

------------------------------------------------------------------------------------------------------------------------------------------
AST American Century
Strategic Balanced 3
(1997)
Unit Price                   $13.77       14.46     15.08       13.48       11.23          -          -           -          -          -
Number of Units             262,735     181,183   161,997      69,656      23,093          -          -           -          -          -
------------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------------
AST T. Rowe Price Asset
Allocation 3
(1995)
Unit Price                   $17.52       18.59     18.87       17.28       14.75      12.58      11.23           -          -          -
Number of Units             233,510     246,096   213,072     141,535      97,569     88,398     22,113                      -          -

------------------------------------------------------------------------------------------------------------------------------------------
AST T. Rowe Price
Global Bond 3 (17)
(1995)
Unit Price                   $11.04       10.86     11.02       12.14       10.69      11.18      10.66           -          -          -
Number of Units             186,781     187,654   159,358     157,857     101,883     56,657     24,422           -          -          -

------------------------------------------------------------------------------------------------------------------------------------------
AST Federated High
Yield 3
(1995)
Unit Price                   $12.57       12.68     14.18       14.05       13.83      12.29      10.93           -          -          -
Number of Units             970,842     917,795   996,675     786,072     487,167    377,336    216,497           -          -          -

------------------------------------------------------------------------------------------------------------------------------------------
AST Lord Abbett
Bond-Debenture 3
(2000)
Unit Price                   $10.33       10.13         -           -           -          -          -           -          -          -
Number of Units             160,207       2,993         -           -           -          -          -           -          -          -
------------------------------------------------------------------------------------------------------------------------------------------

AST PIMCO Total
Return Bond 3
(1995)
Unit Price                   $15.64       14.51     13.14       13.42       12.38      11.38      11.12           -          -          -
Number of Units           2,148,369   1,420,992 1,187,617     700,865     335,069    220,583     92,538           -          -          -
------------------------------------------------------------------------------------------------------------------------------------------
                                                                       Year Ended December 31,
------------------------------------------------------------------------------------------------------------------------------------------
                            2001       2000        1999       1998       1997        1996       1995       1994        1993       1992
------------------------------------------------------------------------------------------------------------------------------------------
AST PIMCO Limited
Maturity Bond 3
(1995)
Unit Price                   $13.99       13.08      12.19      11.91       11.38      10.70      10.40           -          -          -
Number of Units             960,311     620,131    460,643    329,027     150,190    345,188    150,910           -          -          -
------------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------------
AST Money Market 3
(1995)
Unit Price                   $12.97       12.62      12.02      11.61       11.15      10.70      10.30           -          -          -
Number of Units           3,909,424   2,095,532  2,695,837    976,961     336,221    592,996    559,358           -          -          -

The Montgomery Variable
Series - MV Emerging
Markets 3
(1996)
Unit Price                    $6.65        7.22      10.21       6.26       10.12      10.28          -           -          -          -
Number of Units             386,986     347,579    231,741    130,849      64,010     37,227          -           -          -          -

Wells Fargo Variable
Trust - Equity Value  3
(1998)
Unit Price                    $8.96        9.67       9.23       9.56           -          -          -           -          -          -
Number of Units             113,638     157,981     25,435        583           -          -          -           -          -          -
------------------------------------------------------------------------------------------------------------------------------------------
Wells Fargo Variable
Trust - Equity Income 3
(2000)
Unit Price                   $15.94       17.02          -          -           -          -          -           -          -          -
Number of Units              12,172       6,804          -          -           -          -          -           -          -          -

Rydex Variable Trust -
Nova 3
(1999)
Unit Price                    $6.48        8.56      10.85          -           -          -          -           -         -           -
Number of Units             218,352     407,369    118,314          -           -          -          -           -         -           -
------------------------------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust -
Ursa 3
(1999)
Unit Price                   $12.18       10.70       9.31          -           -          -          -           -        -            -
Number of Units               7,746      60,296    133,021          -           -          -          -           -        -            -
------------------------------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust -
OTC 3
(1999)
Unit Price                    $6.72       10.47      17.11          -           -          -          -           -        -            -
Number of Units             365,697     664,333    286,207          -           -          -          -           -        -            -

INVESCO VIF -
Dynamics 3
(1999)
Unit Price                    $9.06       13.30     13.92           -           -          -          -           -         -           -
Number of Units             652,151     362,661    42,367           -           -          -          -           -         -           -
------------------------------------------------------------------------------------------------------------------------------------------

                                                                       Year Ended December 31,
------------------------------------------------------------------------------------------------------------------------------------------
                            2001       2000        1999      1998        1997        1996       1995       1994       1993       1992
------------------------------------------------------------------------------------------------------------------------------------------
INVESCO VIF -
Technology 3
(1999)
Unit Price                    $6.72       12.54      16.54          -           -          -          -           -        -            -
Number of Units             481,653     381,725     40,298          -           -          -          -           -        -            -
------------------------------------------------------------------------------------------------------------------------------------------

INVESCO VIF -
Health Sciences 3
(1999)
Unit Price                   $12.69       14.67      11.35          -           -          -          -           -          -          -
Number of Units             387,581     376,348     11,536          -           -          -          -           -          -          -
------------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------------
INVESCO VIF -
Financial Services 3
(1999)
Unit Price                   $12.59       14.11      11.42          -           -          -          -           -          -          -
Number of Units             273,859     339,706     15,355          -           -          -          -           -          -          -
------------------------------------------------------------------------------------------------------------------------------------------
INVESCO VIF -
Telecommunications  3
(1999)
Unit Price                    $5.05       11.10     15.19           -           -          -          -           -          -          -
Number of Units             333,483     444,077   107,346           -           -          -          -           -          -          -

Evergreen VA - Global
Leaders 3
(1999)
Unit Price                    $9.08       10.60     11.73           -           -          -          -           -          -          -
Number of Units              18,188      14,057       327           -           -          -          -           -          -          -
------------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------------
Evergreen VA - Special
Equity 3
(1999)
Unit Price                   $10.07       11.06     12.20           -           -          -          -           -          -          -
Number of Units              90,602      26,603     1,510           -           -          -          -           -          -          -
------------------------------------------------------------------------------------------------------------------------------------------
Evergreen VA -
Omega 3 12
(2001)
Unit Price                    $9.06           -         -           -           -          -          -           -          -          -
Number of Units              17,261           -         -           -           -          -          -           -          -          -

ProFund VP -
Europe 30 3
(1999)
Unit Price                    $7.94       10.58     12.25           -           -          -          -           -          -          -
Number of Units              30,831      13,427     2,036           -           -          -          -           -          -          -
------------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------------
ProFund VP -
UltraSmall-Cap 18 3
(1999)
Unit Price                    $8.44        9.23     11.97           -           -          -          -           -          -          -
Number of Units             384,460     131,906     3,842           -           -          -          -           -          -          -
------------------------------------------------------------------------------------------------------------------------------------------

                                                                       Year Ended December 31,
------------------------------------------------------------------------------------------------------------------------------------------
                           2001        2000       1999       1998        1997        1996       1995       1994        1993       1992
------------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------------
ProFund VP - OTC 3 19
(2001)
Unit Price                    $5.79           -         -           -           -          -          -           -          -          -
Number of Units             381,517           -         -           -           -          -          -           -          -          -
------------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------------
ProFund VP -
UltraOTC 3
(1999)
Unit Price                    $1.93        6.22     23.60           -           -          -          -           -          -          -
Number of Units             973,395     531,280    42,301           -           -          -          -           -          -          -
------------------------------------------------------------------------------------------------------------------------------------------
ProFund VP - Bear 3 19
(2001)
Unit Price                   $11.58           -         -           -           -          -          -           -          -          -
Number of Units              64,565           -         -           -           -          -          -           -          -          -
------------------------------------------------------------------------------------------------------------------------------------------
ProFund VP -
Bull Plus 3 19
(2001)
Unit Price                    $7.50           -         -           -           -          -          -           -          -          -
Number of Units             445,333           -         -           -           -          -          -           -          -          -
------------------------------------------------------------------------------------------------------------------------------------------
ProFund VP -
Biotechnology 3 19
(2001)
Unit Price                    $8.40           -         -           -           -          -          -           -          -          -
Number of Units             139,192           -         -           -           -          -          -           -          -          -
------------------------------------------------------------------------------------------------------------------------------------------
ProFund VP -
Energy 3 19
(2001)
Unit Price                    $9.22           -         -           -           -          -          -           -          -          -
Number of Units              46,882           -         -           -           -          -          -           -          -          -
------------------------------------------------------------------------------------------------------------------------------------------
ProFund VP -
Financial 3 19
(2001)
Unit Price                    $9.25           -         -           -           -          -          -           -          -          -
Number of Units               4,460           -         -           -           -          -          -           -          -          -
------------------------------------------------------------------------------------------------------------------------------------------
ProFund VP -
Healthcare 3 19
(2001)
Unit Price                    $9.39           -         -           -           -          -          -           -          -          -
Number of Units              21,809           -         -           -           -          -          -           -          -          -
------------------------------------------------------------------------------------------------------------------------------------------
ProFund VP -
Real Estate 3 19
(2001)
Unit Price                   $10.80           -         -           -           -          -          -           -          -          -
Number of Units              31,224           -         -           -           -          -          -           -          -          -
------------------------------------------------------------------------------------------------------------------------------------------
ProFund VP -
Technology 3 19
(2001)
Unit Price                    $5.93           -         -           -           -          -          -           -          -          -
Number of Units              14,984           -         -           -           -          -          -           -          -          -
------------------------------------------------------------------------------------------------------------------------------------------

                                                                       Year Ended December 31,
------------------------------------------------------------------------------------------------------------------------------------------
                           2001        2000       1999       1998        1997        1996       1995       1994        1993       1992
------------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------------
ProFund VP - Tele-
communications 3 19
(2001)
Unit Price                    $7.12           -         -           -           -          -          -           -          -          -
Number of Units                 131           -         -           -           -          -          -           -          -          -
------------------------------------------------------------------------------------------------------------------------------------------
ProFund VP -
Utilities 3 19
(2001)
Unit Price                    $8.15           -         -           -           -          -          -           -          -          -
Number of Units              13,506           -         -           -           -          -          -           -          -          -

First Trust(R)10
Uncommon Values 3
(2000)
Unit Price                    $5.28        8.29         -           -          -           -          -          -           -          -
Number of Units             432,477     194,464         -           -          -           -          -          -           -          -

Prudential - SP
Jennison
International
Growth 3 20
(2001)                        $7.41           -         -           -          -           -          -          -           -          -
Unit Price                   38,917           -         -           -          -           -          -          -           -          -
Number of Units
------------------------------------------------------------------------------------------------------------------------------------------

1.       Effective December 10, 2001, Strong Capital  Management,  Inc. became  Sub-advisor of the Portfolio.  Prior to December 10,
     2001, A I M Capital  Management,  Inc.  served as  Sub-advisor  of the Portfolio,  then named "AST AIM  International  Equity."
     Between October 15, 1996 and May 3, 1999,  Putnam  Investment  Management,  Inc.  served as Sub-advisor of the Portfolio,  then named "AST Putnam  International  Equity."  Prior to October 15, 1996,  Seligman  Henderson  Co. served as  Sub-advisor  of the
     Portfolio, then named "Seligman Henderson International Equity Portfolio."
2.       This  Portfolio  reflects the  addition of the net assets of the AST American  Century  International  Growth  Portfolio II
     ("Portfolio II") as a result of the merger between the Portfolio and Portfolio II.
3.       Effective  May 1, 2002,  Deutsche  Asset  Management,  Inc.  became  Sub-advisor  of the  Portfolio.  Prior to May 1, 2002,
     Founders Asset Management,  Inc. served as Sub-advisor of the Portfolio,  then named "AST Founders  Passport." Prior to October
     15, 1996,  Seligman Henderson Co. served as Sub-advisor of the Portfolio,  then named "Seligman  Henderson  International Small
     Cap Portfolio."
4.       Effective  September 17, 2001, Pilgrim Baxter & Associates,  Ltd. became  Sub-advisor of the Portfolio.  Prior to September
     17, 2001, Janus Capital  Corporation served as Sub-advisor of the Portfolio,  then named "AST Janus Small-Cap Growth." Prior to
     December 31, 1998,  Founders  Asset  Management,  LLC served as  Sub-advisor of the  Portfolio,  then named  "Founders  Capital
     Appreciation Portfolio."
5.       Effective December 10, 2001,  Deutsche Asset Management,  Inc. became  Sub-advisor of the Portfolio.  Prior to December 10,
     2001,  Zurich Scudder  Investments,  Inc.  served as Sub-advisor of the  Portfolio,  then named "AST Scudder  Small-Cap  Growth
     Portfolio".  Prior to May 1, 2001 the Portfolio was named "AST Kemper Small-Cap Growth Portfolio."
6.       Effective May 1, 2001,  Goldman Sachs Asset  Management  became  Sub-advisor of the Portfolio.  Prior to May 1, 2001, Lord,
     Abbett & Co. served as Sub-advisor of the Portfolio, then named "AST Lord Abbett Small Cap Value."
7.       Effective  October 23, 2000,  GAMCO  Investors,  Inc.  became  Sub-advisor of the Portfolio.  Prior to October 23, 2000, T.
     Rowe Price  Associates,  Inc.  served as  Sub-advisor  of the  Portfolio,  then named "AST T. Rowe Price  Small  Company  Value
     Portfolio."
8.       Effective May 1, 1998,  Neuberger  Berman  Management,  Inc.  became  Sub-advisor of the  Portfolio.  Prior to May 1, 1998,
     Berger Associates, Inc. served as Sub-advisor of the Portfolio, then named "Berger Capital Growth Portfolio."
9.       Effective May 1, 1998,  Neuberger  Berman  Management,  Inc.  became  Sub-advisor of the  Portfolio.  Prior to May 1, 1998,
     Federated Investment Counseling served as Sub-advisor of the Portfolio, then named "Federated Utility Income Portfolio."
10.      Effective May 1, 2000,  Alliance Capital  Management,  L.P. became Sub-advisor of the Portfolio.  Between December 31, 1998 and May 1, 2000,  OppenheimerFunds,  Inc. served as Sub-advisor of the Portfolio,  then named "AST Oppenheimer Large-Cap Growth
     Portfolio." Prior to December 31, 1998,  Robertson,  Stephens & Company  Investment  Management,  L.P. served as Sub-advisor of the Portfolio, then named "Robertson Stephens Value + Growth Portfolio."
11.      Effective May 1, 2002,  Deutsche Asset Management,  Inc. became  Sub-advisor of the Portfolio.  Prior to May 1, 2002, Janus
     Capital Corporation served as Sub-advisor of the Portfolio, then named "AST Janus Strategic Value."
12.      These Portfolios were first offered as Sub-accounts on May 1, 2001.
13.      Effective  May 1, 2000,  Sanford C.  Bernstein & Co.,  Inc.  became  Sub-advisor  of the  Portfolio.  Prior to May 1, 2000,
     Bankers Trust Company served as Sub-advisor of the Portfolio, then named "AST Bankers Trust Managed Index 500 Portfolio."
14.      Effective May 3, 1999, American Century Investment  Management,  Inc. became Sub-advisor of the Portfolio.  Between October
     15, 1996 and May 3, 1999, Putnam  Investment  Management,  Inc. served as Sub-advisor of the Portfolio,  then named "AST Putnam
     Value Growth & Income."
15.      Effective May 1, 2000,  Alliance  Capital  Management,  L.P.  became  Sub-advisor of the  Portfolio.  Prior to May 1, 2000,
     Lord, Abbett & Co. served as Sub-advisor of the Portfolio, then named "AST Lord Abbett Growth and Income Portfolio."
16.      Effective May 1, 2001,  Deutsche Asset Management,  Inc. became  Sub-advisor of the Portfolio.  Prior to May 1, 2002, A I M
     Capital  Management,  Inc. served as Sub-advisor of the Portfolio,  then named "AST AIM Balanced." Between October 15, 1996 and
     May 3, 1999,  Putnam  Investment  Management,  Inc. served as Sub-advisor of the Portfolio,  then named "AST Putnam  Balanced."
     Prior to October 15, 1996, Phoenix  Investment  Counsel,  Inc. served as Sub-advisor of the Portfolio,  then named "AST Phoenix
     Balanced Asset Portfolio."
17.      Effective August 8, 2000, T. Rowe Price  International,  Inc. became  Sub-advisor of the Portfolio.  Effective May 1, 2000, the name of the  Portfolio  was changed to the "AST T. Rowe Price  Global  Bond".  Effective  May 1, 1996,  Rowe  Price-Fleming
     International,  Inc.  became  Sub-advisor of the Portfolio.  Prior to May 1, 1996,  Scudder,  Stevens & Clark,  Inc.  served as
     Sub-advisor of the Portfolio, then named "AST Scudder International Bond Portfolio."
18.      Prior to May 1, 2000, ProFund VP UltraSmall-Cap was named "ProFund VP Small Cap" and sought daily investment results that corresponded to the performance of the Russell 2000(R)Index.
19.      These Portfolios were first offered as Sub-accounts on January 22, 2001.
20.      This Portfolio was first offered as a Sub-account on April 15, 2001.

                                        APPENDIX C - CALCULATION OF OPTIONAL DEATH BENEFITS

Examples of Enhanced Beneficiary Protection Optional Death Benefit Calculation
The following are examples of how the Enhanced  Beneficiary  Protection  Optional Death Benefit is calculated.  Each example assumes that a $50,000 initial  Purchase  Payment is made and that no withdrawals are made prior to the Owner's death.  Each example assumes that  there is one Owner  who is age 50 on the Issue  Date and that all  Account  Value is  maintained  in the  variable  investment options.

Example with market increase
Assume that the Owner's Account Value has been increasing due to positive  market  performance.  On the date we receive due proof of death,  the Account Value is $75,000.  The basic Death Benefit is calculated as Purchase  Payments minus  proportional  withdrawals, or Account  Value,  which ever is  greater.  Therefore,  the basic  Death  Benefit is equal to  $75,000.  The  Enhanced  Beneficiary
Protection  Optional  Death Benefit is equal to the amount  payable under the basic Death Benefit  ($75,000)  PLUS 50% of the "Death
Benefit Amount" less Purchase Payments reduced by proportional withdrawals.

         Purchase Payments =        $50,000
         Account Value =            $75,000
         Basic Death Benefit =      $75,000
         Death Benefit Amount =     $75,000 - $50,000 = $25,000

         Amount Payable Under Enhanced Beneficiary Protection Optional Death Benefit =  $75,000 + $12,500 = $87,500

Examples with market decline
Assume that the Owner's  Account Value has been decreasing due to declines in market  performance.  On the date we receive due proof of death,  the  Account  Value is  $45,000.  The  basic  Death  Benefit  is  calculated  as  Purchase  Payments  minus  proportional withdrawals,  or Account  Value,  which ever is greater.  Therefore,  the basic  Death  Benefit is equal to  $50,000.  The  Enhanced
Beneficiary  Protection  Optional Death Benefit is equal to the amount  payable under the basic Death Benefit  ($50,000) PLUS 50% of the "Death Benefit Amount" less Purchase Payments reduced by proportional withdrawals.

         Purchase Payments =        $50,000
         Account Value =            $40,000
         Basic Death Benefit =      $50,000
         Death Benefit Amount =     $50,000 - $50,000 = $0

         Amount Payable Under Enhanced Beneficiary Protection Optional Death Benefit =  $50,000 + $0 = $50,000

         In this example you would  receive no additional  benefit from  purchasing  the Enhanced  Beneficiary  Protection  Optional
         Death Benefit.

Examples of Guaranteed Minimum Death Benefit Calculation
The following are examples of how the Guaranteed  Minimum Death Benefit is calculated.  Each example  assumes that a $50,000 initial
Purchase  Payment is made and that no  withdrawals  are made prior to the Owner's  death.  Each  example  assumes  that there is one
Owner who is age 50 on the Issue Date and that all Account Value is maintained in the variable investment options.

Example of market increase
Assume that the Owner's  Account Value has generally been  increasing  due to positive  market  performance.  On the date we receive due proof of death, the Account Value is $90,000.  The Highest  Anniversary Value at the end of any previous period is $72,000.  The
Death Benefit would be the Account Value  ($90,000)  because it is greater than the Highest  Anniversary  Value ($72,000) or the sum of prior Purchase Payments increased by 5.0% annually ($73,872.77).

Example of market decrease
Assume that the Owner's Account Value generally  increased until the fifth  anniversary but generally has been decreasing  since the fifth  contract  anniversary.  On the date we receive due proof of death,  the Account  Value is  $48,000.  The Highest  Anniversary
Value at the end of any previous  period is $54,000.  The Death Benefit  would be the sum of prior  Purchase  Payments  increased by
5.0% annually ($73,872.77) because it is greater than the Highest Anniversary Value ($54,000) or the Account Value ($48,000).

Example of market increase followed by decrease
Assume that the Owner's  Account Value  increased  significantly  during the first six years  following the Issue Date. On the sixth anniversary  date the Account  Value is  $90,000.  During the seventh  Annuity  Year,  the  Account  Value  increases  to as high as
$100,000 but then  subsequently  falls to $80,000 on the date we receive due proof of death.  The Death Benefit would be the Highest
Anniversary Value at the end of any previous period ($90,000),  which occurred on the sixth anniversary,  although the Account Value was higher  during the  subsequent  period.  The Account Value on the date we receive due proof of death  ($80,000) is lower,  as is the sum of all prior Purchase Payments increased by 5.0% annually ($73,872.77).

                                                 APPENDIX D - PERFORMANCE ADVANTAGE

AMERICAN SKANDIA'S PERFORMANCE ADVANTAGE

====================================================================================================================================
American Skandia's  Performance  Advantage was offered,  in those states where approved,  between May 15, 1999 and October 22, 2000.
The  description  below of the Performance  Advantage  benefit applies to those Contract Owners who purchased an Annuity during that time period when the Performance Advantage feature was offered.
====================================================================================================================================

GLOSSARY OF TERMS
When  determining  the Account  Value and  Surrender  Value of the Annuity,  both amounts will not include any Target Value  Credits
                       --------------      ----------------
(described below) that we are entitled to recover upon Surrender of your Annuity.

Do you provide any guarantees on my investment?
The Annuity  provides  variable  investment  options and fixed  investment  options.  Only the fixed  investment  options  provide a guaranteed  return on your  investment,  subject to certain terms and  conditions.  However,  your Annuity  includes a feature at no additional  cost that  provides  certain  benefits if your  Account  Value has not reached or exceeded a "target  value" on its 10th anniversary.  If, on the 10th  anniversary  of your  Annuity's  Issue Date,  your Account Value has not reached the target value (as defined below) you can choose either of the following benefits:

|X|      You may continue your Annuity  without  electing to receive  Annuity  payments and receive an annual credit to your Account
                                                                                                       ------
     Value  payable  until you begin  receiving  Annuity  payments.  The credit is equal to 0.25% of the  average of your  Annuity's
     Account Value for the preceding four complete  calendar  quarters.  This credit is applied to your investment  options pro-rata based on the allocation of your then current Account Value.

                                                                 OR

|X|      You may begin receiving  Annuity  payments within one year and accept a one-time credit to your Annuity equal to 10% of the net of the Account  Value on the 10th  anniversary  of its Issue Date minus the sum of all Purchase  Payments  allocated in the prior five years.  The annuity option you select must initially guarantee payments for not less than seven years.

Following the 10th  anniversary  of your  Annuity's  Issue Date, we will inform you if your Account Value did not meet or exceed the
Target  Value.  We will assume that you have elected to receive the annual  credit to your Account  Value  unless,  not less than 30 days  prior to the next  anniversary  of the  Annuity,  we receive at our home  office  your  election  to begin  receiving  Annuity payments.

Certain  provisions of this benefit and of the Target Value Credits  described below may differ if you purchase your Annuity as part of an exchange, replacement or transfer, in whole or in part, from any other Annuity we issue.

What is the "Target Value" and how is it calculated?
The Target Value is a tool used to determine  whether you are eligible to elect either of the benefits  described  above. The Target
Value does not impact the Account Value  available if you surrender  your Annuity or make a partial  withdrawal  and does not impact the Death  Benefit  available to your  Beneficiary(ies).  The Target Value assumes a rate of return over ten (10) Annuity Years that will allow your initial  investment to double in value,  adjusted for any withdrawals  and/or additional  Purchase Payments you make during the 10 year period.  We calculate the "Target Value" as follows:

1.       Accumulate  the initial  Purchase  Payment at an annual  interest rate of 7.2% until the 10th  anniversary of the Annuity's
     Issue Date; plus
                 ----
2.       Accumulate  any  additional  Purchase  Payments at an annual  interest  rate of 7.2% from the date  applied  until the 10th anniversary of the Annuity's Issue Date; minus
                                              -----
3.       Each  "proportional  reduction"  resulting from any  withdrawal,  accumulating  at an annual interest rate of 7.2% from the date the  withdrawal is processed  until the 10th  anniversary  of the Annuity's  Issue Date. We determine  each  "proportional reduction"  by  determining  the  percentage  of your Account  Value then  withdrawn and reducing the Target Value by that same percentage.  We include  any  withdrawals  under  your  Annuity  in this  calculation,  as well as the charge we deduct for any optional benefits you elect under the Annuity, but not the charge we deduct for the Annual Maintenance Fee or the Transfer Fee.

Examples
1.       Assume you make an initial  Purchase  Payment of $10,000 and make no further  Purchase  Payments.  The Target  Value on the
     10th  anniversary of your Annuity's  Issue Date would be $20,042,  assuming no withdrawals  are made.  This is equal to $10,000 accumulating at an annual rate of 7.2% for the 10-year period.

2.       Assume you make an initial  Purchase Payment of $10,000 and make no further  Purchase  Payments.  Assume at the end of Year
     6, your  Account  Value has  increased  to $15,000 and you make a  withdrawal  of 10% or $1,500.  The Target  Value on the 10th anniversary  would be $18,722.  This is equal to $10,000  accumulating at an annual rate of 7.2% for the 10-year period,  minus the proportional reduction accumulating at an annual interest rate of 7.2%.

Can I restart the 10-year Target Value calculation?
Yes, you can elect to lock in the growth in your Annuity by  "restarting"  the 10-year period on any  anniversary of the Issue Date.
If you elect to restart the  calculation  period,  we will treat your Account  Value on the restart date as if it was your  Purchase
Payment  when  determining  if your  Annuity's  Account  Value meets or exceeds the Target  Value on the  appropriate  tenth  (10th)
anniversary.  You may elect to restart the calculation more than once, in which case, the 10-year  calculation  period will begin on the date of the last restart  date. We must receive your  election to restart the  calculation  at our home office not later than 30 days after each anniversary of the Issue Date.

What are Target Value Credits?
Target Value Credits are additional  amounts that we apply to your Account Value to increase the likelihood  that your Account Value will meet or exceed the Target Value.  We add Target Value  Credits to your Account Value at the time a Purchase  Payment is applied to your Annuity.  Only those Purchase  Payments made before the first  anniversary of the Issue Date of your Annuity are eligible to receive Target Value Credits.

The amount of the Target Value Credit is equal to 1.0% of each qualifying  Purchase  Payment.  Target Value Credits are only payable on  qualifying  Purchase  Payments  if the  Owner(s) of the Annuity  is(are)  less than age 81 on its Issue Date.  If the Annuity is owned by an entity,  the age  restriction  applies to the age of the Annuitant on the Issue Date. The Target Value Credit is payable from our general  account and is allocated  to the  investment  options in the same ratio that the  qualifying  Purchase  Payment is allocated.

Target Value Credits will not be available if you purchase your Annuity as part of an exchange,  replacement  or transfer,  in whole or in part, of an Annuity we issued that has the same or a similar benefit.

 ====================================================================================================================================
 The amount of any Target Value Credits are not immediately  vested and can be recovered by American Skandia under the circumstances and for the time periods  shown below.  If American  Skandia  exercises its right to recover the amount of any Target Value Credit, any investment gain on the Target Value Credit will not be taken back.
 1.       If you surrender your Annuity before the 10th anniversary of the Issue Date of the Annuity.
 2.       If you elect to begin receiving Annuity payments before the first anniversary of the Issue Date.
 3.       If a  person  on  whose  life we pay the  Death  Benefit  dies,  or if a  "contingency  event"  occurs  which  triggers  a medically-related surrender:
 |X|      within 12 months after the date a Target Value Credit was allocated to your Account Value; or
 |X|      within 10 years after the date a Target Value Credit was allocated to your Account Value if any owner was over age 70 on the Issue Date, or, if the Annuity was then owned by an entity, the Annuitant was over age 70 on the Issue Date.
 Following completion of the above time periods, the amount of any Target Value Credits are vested in the Owner.
 ====================================================================================================================================

                                         APPENDIX E - PLUS40(TM)OPTIONAL LIFE INSURANCE RIDER

------------------------------------------------------------------------------------------------------------------------------------
The life insurance  coverage  provided under the Plus40(TM)Optional Life Insurance Rider ("Plus40(TM)rider" or the "Rider") is supported by American  Skandia's  general account and is not subject to, or registered as a security under,  either the Securities Act of 1933 or the Investment  Company Act of 1940.  Information  about the Plus40(TM)rider is included as an Appendix to this  Prospectus to help you  understand  the Rider and the  relationship  between the Rider and the value of your Annuity.  It is also included  because you can elect to pay for the Rider with taxable  withdrawals  from your Annuity.  The staff of the  Securities  and Exchange  Commission has not reviewed this  information.  However,  the  information  may be subject to certain  generally  applicable  provisions of the
Federal securities laws regarding accuracy and completeness.
------------------------------------------------------------------------------------------------------------------------------------

The income  tax-free life insurance  payable to your  Beneficiary(ies)  under the Plus40(TM)rider is equal to 40% of the Account Value of your  Annuity  as of the date we  receive  due proof of death,  subject  to certain  adjustments,  restrictions  and  limitations described below.

ELIGIBILITY
The Plus40(TM)rider may be purchased as a rider on your  Annuity.  The Rider must cover those  persons upon whose death the Annuity's death benefit  becomes payable - the Annuity's  owner or owners,  or the Annuitant (in the case of an entity owned Annuity).  If the
Annuity has two Owners,  the Rider's death  benefit is payable upon the first death of such  persons.  If the Annuity is owned by an entity, the Rider's death benefit is payable upon the death of the Annuitant, even if a Contingent Annuitant is named.

The minimum  allowable  age to purchase the Plus40(TM)rider is 40; the maximum  allowable age is 75. If the Rider is purchased on two lives,  both persons must meet the age  eligibility  requirements.  The Plus40(TM)rider is not  available to purchasers  who use their
Annuity as a funding  vehicle for a Tax  Sheltered  Annuity (or 403(b)) or as a funding  vehicle for a qualified  plan under Section
401 of the Internal Revenue Code ("Code").

ADJUSTMENTS, RESTRICTIONS & LIMITATIONS
|X|      If you die during the first 24 months  following the  effective  date of the Plus40(TM)rider  (generally,  the Issue Date of your  Annuity),  the death  benefit will be limited to the amount of any charges paid for the Rider while it was in effect.
         While we will return the charges you have paid during the  applicable  period as the death benefit,  your  Beneficiary(ies)
         will receive no  additional  life  insurance  benefit from the Plus40(TM)rider if you die within 24 months of its  effective
                          ----------
         date.

|X|      If you make a Purchase  Payment  within 24 months  prior to the date of death,  the  Account  Value used to  determine  the amount of the death  benefit  will be reduced by the amount of such  Purchase  Payment(s).  If we reduce the death  benefit payable  under the Plus40(TM)rider based on this  provision,  we will return 50% of any charges  paid for the Rider based on those Purchase Payments as an additional amount included in the death benefit under the Rider.

|X|      If we apply Credits to your Annuity based on Purchase  Payments,  such Credits are treated as Account Value for purposes of determining  the death  benefit  payable under the Plus40(TM)rider.  However,  if Credits were applied to Purchase  Payments made within 24 months  prior to the date of death,  the Account  Value used to  determine  the amount of the death  benefit will be reduced by the amount of such  Credits.  If we reduce the death  benefit  payable  under the Plus40(TM)rider based on this  provision,  we will  return 50% of any  charges  paid for the Rider  based on such  Credits as an  additional  amount included in the death benefit under the Rider.

|X|      If you become  terminally  ill (as  defined in the Rider)  and elect to  receive a portion  of the  Plus40(TM)rider's  death benefit  under the  Accelerated  Death Benefit  provision,  the amount that will be payable under the Rider upon your death will be reduced.  Please refer to the Accelerated Death Benefit provision described below.

|X|      If  charges  for the  Plus40(TM)rider are due and are  unpaid as of the date the death  benefit  is being  determined,  such charges will be deducted from the amount paid to your Beneficiary(ies).

|X|      If the age of any person  covered  under the Plus40(TM)rider is  misstated,  we will adjust any coverage  under the Rider to conform to the facts. For example,  if, due to the  misstatement,  we overcharged you for coverage under the Rider, we will add any  additional  charges  paid to the  amount  payable  to  your  Beneficiary(ies).  If,  due to the  misstatement,  we undercharged  you for coverage  under the Rider,  we will reduce the death benefit in proportion to the charges not paid as compared to the charges that would have been paid had there been no misstatement.

|X|      On or after an Owner reaches the expiry date of the Rider (the  anniversary  of the Annuity's  Issue Date on or immediately after the 95th  birthday),  coverage  will  terminate.  No charge will be made for an Owner  following  the expiry date. If there are two Owners,  the expiry date applies  separately  to each Owner;  therefore,  coverage may continue for one Owner and terminate as to the other Owner.

MAXIMUM BENEFIT
The Plus40(TM)rider is subject to a Maximum  Death  Benefit  Amount  based on the  Purchase  Payments  applied to your  Annuity.  The
Plus40(TM)rider may also be subject to a Per Life Maximum  Benefit  that is based on all amounts  paid under any annuity  contract we
                                                                                                             ---
issue to you under which you have elected the Plus40(TM)rider or similar life insurance coverage.

|X|      The Maximum  Death  Benefit  Amount is 100% of the Purchase  Payments  increasing  at 5% per year  following  the date each
             -------------------------------
         Purchase  Payment is applied to the  Annuity  until the date of death.  If  Purchase  Payments  are  applied to the Annuity within 24 months prior to the date of death,  the Maximum Death Benefit  Amount is decreased by the amount of such Purchase
         Payments.

|X|      The Per Life Maximum Benefit applies to Purchase  Payments  applied to any such annuity  contracts more than 24 months from
             ------------------------
         the date of death that  exceed  $1,000,000.  If you make  Purchase  Payments  in excess of  $1,000,000,  we will reduce the aggregate death benefit  payable under all Plus40(TM)riders,  or similar riders issued by us, based on the combined amount of
         Purchase  Payments in excess of $1,000,000  multiplied by 40%. If the Per Life Maximum Benefit applies,  we will reduce the amount  payable under each  applicable  Plus40(TM)rider on a pro-rata  basis.  If the Per Life Maximum  Benefit  applies upon your death,  we will return any excess  charges that you paid on the portion of your  Account  Value on which no benefit is payable.  The Per Life Maximum Benefit does not limit the amount of Purchase Payments that you may apply to your Annuity.

ACCELERATED DEATH BENEFIT PROVISION
If you become  terminally  ill,  you may request  that a portion of the death  benefit  payable  under the Plus40(TM)rider be prepaid instead of being paid to your  Beneficiary(ies)  upon your  death.  Subject to our  requirements  and where  allowed by law, we will make a one time, lump sum payment.  Our  requirements  include proof  satisfactory to us, in writing,  of terminal illness after the
Rider's Effective Date.

The maximum we will pay,  before any  reduction,  is the lesser of 50% of the Rider's  death  benefit or  $100,000.  If you elect to accelerate  payment of a portion of the death benefit under the Plus40(TM)rider,  the amount of the remaining death benefit is reduced by the prepaid amount  accumulating at an annualized  interest rate of 6.0%.  Eligibility for an accelerated  payout of a portion of your Plus40(TM)rider death benefit may be more restrictive than any  medically-related  surrender  provision that may be applicable to you under the Annuity.

CHARGES FOR THE PLUS40(TM)RIDER
The Plus40(TM)rider has a current  charge and a guaranteed  maximum  charge.  The current  charge for the Plus40(TM)rider is based on a percentage of your Account Value as of the anniversary of the Issue Date of your Annuity.  The applicable  percentages  differ based on the attained age,  last birthday of the Owner(s) or Annuitant (in the case of an entity owned  Annuity) as of the date the charge is due. We reserve the right to change the current charge,  at any time,  subject to regulatory  approval where  required.  If there are two Owners,  we calculate  the current  charge that  applies to each Owner  individually  and deduct the combined  amount as the charge for the Rider.  There is no charge  based on a person's  life after  coverage  expires as to that person.  However,  a charge will still apply to the second of two Owners (and  coverage  will  continue for such Owner) if such Owner has not reached the expiry date.

                                           Attained Age                  Percentage of
                                                                         Account Value
                                   ------------------------------ ----------------------------
                                   ------------------------------ ----------------------------
                                             Age 40-75                       .80%
                                   ------------------------------ ----------------------------
                                   ------------------------------ ----------------------------
                                             Age 76-80                       1.60%
                                   ------------------------------ ----------------------------
                                   ------------------------------ ----------------------------
                                             Age 81-85                       3.20%
                                   ------------------------------ ----------------------------
                                   ------------------------------ ----------------------------
                                             Age 86-90                       4.80%
                                   ------------------------------ ----------------------------
                                   ------------------------------ ----------------------------
                                              Age 91                         6.50%
                                   ------------------------------ ----------------------------
                                   ------------------------------ ----------------------------
                                              Age 92                         7.50%
                                   ------------------------------ ----------------------------
                                   ------------------------------ ----------------------------
                                              Age 93                         8.50%
                                   ------------------------------ ----------------------------
                                   ------------------------------ ----------------------------
                                              Age 94                         9.50%
                                   ------------------------------ ----------------------------
                                   ------------------------------ ----------------------------
                                              Age 95                        10.50%
                                   ------------------------------ ----------------------------

The charge for the Plus40(TM)rider may also be subject to a guaranteed  maximum  charge that will apply if the current  charge,  when applied to the Account  Value,  exceeds the  guaranteed  maximum  charge.  The  guaranteed  maximum  charge is based on a charge per
$1,000 of insurance.

We determine the charge for the Rider annually,  in arrears.  We deduct the charge:  (1) upon your death; (2) on each anniversary of the Issue  Date;  (3) on the date that you begin  receiving  annuity  payments;  (4) if you  surrender  your  Annuity  other  than a medically-related  surrender;  or (5) if you  choose to  terminate  the  Rider.  If the Rider  terminates  for any of the  preceding reasons on a date other than the  anniversary  of the  Annuity's  Issue  Date,  the charge will be  prorated.  During the first year after the  Annuity's  Issue Date,  the charge will be prorated  from the Issue Date.  In all  subsequent  years,  the charge will be prorated from the last anniversary of the Issue Date.

You can elect to pay the annual  charge  through a redemption  from your  Annuity's  Account Value or through funds other than those within the Annuity.  If you do not elect a method of payment,  we will  automatically  deduct the annual charge from your  Annuity's
Account Value.  The manner in which you elect to pay for the Rider may have tax implications.

|X|      If you elect to pay the charge through a redemption of your Annuity's  Account Value,  the withdrawal  will be treated as a taxable  distribution,  and will  generally  be  subject  to  ordinary  income  tax on the  amount of any  investment  gain withdrawn.  If you are under age 59 1/2,  the  distribution  may also be subject to a 10%  penalty on any gain  withdrawn,  in addition to  ordinary  income  taxes.  We first  deduct the amount of the charge  pro-rata  from the  Account  Value in the variable  investment  options.  We only  deduct the  charge  pro-rata  from the Fixed  Allocations  to the extent  there is insufficient Account Value in the variable investment options to pay the charge.

|X|      If you elect to pay the  charge  through  funds  other  than  those from your  Annuity,  we  require  that  payment be made electronically in U.S. currency through a U.S.  financial  institution.  If you elect to pay the charge through  electronic transfer  of funds and  payment  has not been  received  within 31 days from the due date,  we will  deduct the charge as a redemption from your Annuity, as described above.

TERMINATION
You can terminate  the Plus40(TM)rider at any time.  Upon  termination,  you will be required to pay a pro-rata  portion of the annual charge for the Rider.  The Plus40(TM)rider will terminate  automatically  on the date your Account Value is applied to begin receiving annuity  payments,  on the date you  surrender the Annuity or, on the expiry date with respect to such person who reaches the expiry date.  We may also  terminate  the Plus40(TM)rider,  if  necessary,  to comply  with our  interpretation  of the Code and  applicable regulations.  Once terminated, you may not reinstate your coverage under the Plus40(TM)rider.

CHANGES IN ANNUITY DESIGNATIONS
Changes in  ownership  and  annuitant  designations  under the Annuity may result in changes in  eligibility  and charges  under the
Plus40(TM)rider.  These changes may include termination of the Rider.  Please refer to the Rider for specific details.

SPOUSAL ASSUMPTION
A spousal  beneficiary  may elect to assume  ownership  of the  Annuity  instead of taking the  Annuity's  Death  Benefit.  However, regardless  of whether a spousal  beneficiary  assumes  ownership of the Annuity,  the death benefit under the Plus40(TM)rider will be paid despite the fact that the Annuity  will  continue.  The spousal  beneficiary  can apply the death  benefit  proceeds  under the
Plus40(TM)rider to the Annuity as a new Purchase  Payment,  can purchase a new annuity  contract or use the death benefit proceeds for any other  purpose.  Certain  restrictions  may apply to an Annuity that is used as a qualified  investment.  Spousal  beneficiaries may also be eligible to purchase the Plus40(TM)rider,  in which case the Annuity's  Account  Value,  as of the date the assumption is effective, will be treated as the initial Purchase Payment under applicable provisions of the Rider.

TAX CONSIDERATION
The  Plus40(TM)rider  was  designed  to  qualify  as a life  insurance  contract  under  the  Code.  As life  insurance,  under  most circumstances, the Beneficiary(ies) does not pay any Federal income tax on the death benefit payable under the Rider.

If your Annuity is being used as an Individual  Retirement  Annuity (IRA),  we consider the Plus40(TM)rider to be outside of your IRA, since  premium for the Rider is paid for either with funds  outside of your Annuity or with  withdrawals  previously  subject to tax and any applicable tax penalty.

We believe  payments under the accelerated  payout provision of the Rider will meet the requirements of the Code and the regulations in order to qualify as tax-free  payments.  To the extent  permitted by law, we will change our procedures in relation to the Rider, or the definition of terminally  ill, or any other  applicable term in order to maintain the tax-free status of any amounts paid out under the accelerated payout provision.

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                  PLEASE SEND ME A STATEMENT OF  ADDITIONAL  INFORMATION  THAT CONTAINS  FURTHER  DETAILS ABOUT THE
                  AMERICAN SKANDIA ANNUITY DESCRIBED IN PROSPECTUS ASI-PROS (05/2002).
-------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------

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                                       -------------------------------------------------------
                                                          (print your name)

                                       -------------------------------------------------------
                                                              (address)

                                       -------------------------------------------------------
                                                        (city/state/zip code)

Variable Annuity Issued by:                                                                  Variable Annuity Distributed by:

AMERICAN SKANDIA LIFE                                                                                      AMERICAN SKANDIA
ASSURANCE CORPORATION                                                                               MARKETING, INCORPORATED
One Corporate Drive                                                                                     One Corporate Drive
Shelton, Connecticut 06484                                                                       Shelton, Connecticut 06484
Telephone: 1-800-752-6342                                                                           Telephone: 203-926-1888
http://www.americanskandia.com                                                               http://www.americanskandia.com

                                                         MAILING ADDRESSES:

                                               AMERICAN SKANDIA - VARIABLE ANNUITIES
                                                           P.O. Box 7040
                                                     Bridgeport, CT 06601-7040

                                                           EXPRESS MAIL:
                                               AMERICAN SKANDIA - VARIABLE ANNUITIES
                                                        One Corporate Drive
                                                         Shelton, CT 06484

                                                                                            AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
                                                                                        One Corporate Drive, Shelton, Connecticut 06484

This Prospectus  describes the Defined  Investments  Annuity,  a flexible premium deferred annuity (the "Annuity")  offered by American
Skandia Life Assurance  Corporation  ("American  Skandia",  "we", "our" or "us").  The Annuity may be offered as an individual  annuity contract or as an interest in a group  annuity.  This  Prospectus  describes the important  features of the Annuity and what you should consider before  purchasing the Annuity.  We have also filed a Statement of Additional  Information  that is available from us, without charge,  upon your request.  The contents of the Statement of Additional  Information  are described on page 48. The Annuity or certain of its  investment  options and/or  features may not be available in all states.  Various rights and benefits may differ between states to meet applicable laws and/or  regulations.  Certain terms are capitalized in this  Prospectus.  Those terms are either defined in the
Glossary of Terms or in the context of the particular section.

=======================================================================================================================================
American  Skandia  offers  several  different  annuities  which your  investment  professional  may be authorized to offer to you. Each annuity has different  features and benefits that may be appropriate  for you based on your financial  situation,  your age and how you intend to use the annuity.  The different features and benefits include variations in death benefit  protection,  the ability to access your  annuity's  account  value and the  charges  that you will be subject  to if you choose to  surrender  the  annuity.  The fees and charges may also be different between each annuity.

If you are purchasing the Annuity as a replacement  for existing  variable  annuity or variable life coverage,  you should consider any surrender or penalty  charges you may incur when replacing your existing  coverage and that this Annuity may be subject to a contingent deferred  sales charge if you elect to surrender  the Annuity or take a partial  withdrawal.  You should  consider  your need to access the Annuity's Account Value and whether the annuity's liquidity features will satisfy that need.
=======================================================================================================================================

WHY WOULD I CHOOSE TO PURCHASE THIS ANNUITY?
This  Annuity is  frequently  used for  retirement  planning  because it allows you to  accumulate  retirement  savings and also offers annuity  payment  options when you are ready to begin  receiving  income.  The Annuity also offers one or more death  benefits that can protect  your  retirement  savings  if you die  during a period of  declining  markets.  It may be used as an  investment  vehicle  for
"qualified"  investments,  including  an IRA,  SEP-IRA,  Roth  IRA or Tax  Sheltered  Annuity  (or  403(b)).  It may also be used as an investment  vehicle for  "non-qualified"  investments.  The Annuity allows you to invest your money in a number of variable  investment options as well as in one or more fixed investment options.

When an Annuity is purchased as a  "non-qualified"  investment,  you generally are not taxed on any investment  gains the Annuity earns until you make a withdrawal or begin to receive annuity payments.  This feature,  referred to as  "tax-deferral",  can be beneficial to the growth of your  Account  Value  because  money that would  otherwise be needed to pay taxes on  investment  gains each year remains invested and can earn additional money.  However,  because the Annuity is designed for long-term  retirement savings, a 10% penalty tax may be applied on withdrawals  you make before you reach age 59 1/2.  Annuities  purchased as a  non-qualified  investment are not subject to the maximum  contribution  limits that may apply to a qualified  investment,  and are not subject to required minimum  distributions after age 701/2.

When an Annuity is purchased as a "qualified"  investment,  you should consider that the Annuity does not provide any tax advantages in addition to the  preferential  treatment  already  available  through your retirement plan under the Internal  Revenue Code. An Annuity may offer features and benefits in addition to providing tax deferral that other  investment  vehicles may not offer,  including  death benefit  protection for your  beneficiaries,  lifetime  income options,  and the ability to make transfers  between  numerous  variable investment  options  offered  under the  Annuity.  You should  consult  with your  investment  professional  as to whether  the overall benefits and costs of the Annuity are appropriate considering your overall financial plan.

---------------------------------------------------------------------------------------------------------------------------------------
These  annuities are NOT deposits or obligations  of, or issued,  guaranteed or endorsed by, any bank, are NOT insured or guaranteed by the U.S.  government,  the Federal Deposit Insurance  Corporation  (FDIC), the Federal Reserve Board or any other agency. An investment in this annuity involves investment risks, including possible loss of value.
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THESE  SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE  COMMISSION OR ANY STATE  SECURITIES  COMMISSION
NOR  HAS  THE  COMMISSION  OR ANY  STATE  SECURITIES  COMMISSION  PASSED  UPON  THE  ACCURACY  OR  ADEQUACY  OF  THIS  PROSPECTUS.  ANY
REPRESENTATION  TO THE CONTRARY IS A CRIMINAL  OFFENSE.  PLEASE READ THIS  PROSPECTUS  AND THE CURRENT  PROSPECTUS  FOR THE  UNDERLYING
MUTUAL FUNDS.  KEEP THEM FOR FUTURE REFERENCE.
---------------------------------------------------------------------------------------------------------------------------------------
                                             FOR FURTHER INFORMATION CALL 1-800-752-6342.
Prospectus Dated: May 1, 2002                                                 Statement of Additional Information Dated: May 1, 2002
NIKE-PROS- (05/2002)                                                                                                        NIKEPROS

WHAT ARE SOME OF THE KEY FEATURES OF THIS ANNUITY?

|X|      This  Annuity is a "flexible  premium  deferred  annuity."  It is called  "flexible  premium"  because  you have  considerable flexibility in the timing and amount of premium  payments.  Generally,  investors "defer" receiving annuity payments until after an accumulation period.
|X|      This Annuity  offers both variable and fixed  investment  options.  If you allocate your Account Value to variable  investment options, the value of your Annuity will vary daily to reflect the investment  performance of the underlying  investment options.
       Fixed  investment  options of different  durations are offered that are guaranteed by us, but may have a Market Value Adjustment if you withdraw or transfer your Account Value before the Maturity Date.
|X|      The Annuity  features two distinct phases - the  accumulation  period and the payout period.  During the  accumulation  period your Account Value is allocated to one or more investment options.  The variable investment options,  each a Class 3 Sub-account of American Skandia Life Assurance  Corporation  Variable Account B, invest in an underlying  mutual fund portfolio.  Currently, portfolios of the following  underlying  mutual funds are being offered:  First Defined  Portfolio Fund LLC and American Skandia
       Trust.
|X|      During the payout period,  commonly called  "annuitization,"  you can elect to receive annuity  payments (1) for life; (2) for life with a guaranteed  minimum number of payments;  (3) based on joint lives;  or (4) for a guaranteed  number of payments.  We currently make annuity payments available on a fixed or variable basis.
|X|      This  Annuity  offers a basic  Death  Benefit.  It also offers  optional  Death  Benefits  that  provide an enhanced  level of protection for your beneficiary(ies) for an additional charge.
|X|      Annuity Owners can purchase an optional life insurance  rider called Plus40(TM)which provides an income  tax-free life insurance benefit to the Owner's beneficiary(ies) equal to 40% of the Account Value of your Annuity.
|X|      You are  allowed to  withdraw a limited  amount of money from your  Annuity on an annual  basis  without  any  charges.  Other product features allow you to access your Account Value as necessary, although a charge may apply.
|X|      Transfers  between  investment  options are tax-free.  Currently,  you may make twenty transfers each year free of charge.  We also offer several  programs that enable you to manage your Account Value as your  financial  needs and  investment  performance change.
|X|      The Annuity may provide additional benefits for Owners who make large Purchase Payments.

HOW DO I PURCHASE THIS ANNUITY?
We sell the Annuity  through  licensed,  registered  investment  professionals.  You must complete an application  and submit a minimum initial  purchase  payment of $1,000.  We may allow you to make a lower initial purchase payment provided you establish a bank drafting program  under which  purchase  payments  received in the first  Annuity Year total at least  $1,000.  There is no age  restriction  to purchase the Annuity.  However,  the basic Death  Benefit  provides  greater  protection  for persons  under age 70 if the contract was purchased before May 1, 2001, and age 85 if the contract is purchased on or after May 1, 2001.

   WHAT TAX CONSIDERATIONS ARE THERE FOR TAX-QUALIFIED RETIREMENT PLANS OR QUALIFIED

                                                           GLOSSARY OF TERMS

Many terms used  within this  Prospectus  are  described  within the text where they  appear.  The  description  of those terms are not repeated in this Glossary of Terms.

Account  Value:  The value of each  allocation to a Sub-account  or a Fixed  Allocation  prior to the Annuity Date,  plus any earnings, and/or less any losses,  distributions  and  charges.  The  Account  Value is  calculated  before we assess any  applicable  Contingent
Deferred Sales Charge  ("CDSC")  and/or any Annual  Maintenance  Fee. The Account Value is determined  separately for each  Sub-account and for each Fixed  Allocation,  and then totaled to determine  the Account  Value for your entire  Annuity.  The Account Value of each
Fixed Allocation on other than its Maturity Date may be calculated using a market value adjustment.

Annuitization:  The  application of Account Value to one of the available  annuity  options to begin  receiving  periodic  payments for life, for a guaranteed minimum number of payments or for life with a guaranteed minimum number of payments.

Annuity Date: The date you choose for annuity payments to commence.  A maximum Annuity Date may apply.

Annuity Year: A 12-month period commencing on the Issue Date of the Annuity and each successive 12-month period thereafter.

Code: The Internal Revenue Code of 1986, as amended from time to time.

Fixed  Allocation:  An  allocation of Account  Value that is to be credited a fixed rate of interest for a specified  Guarantee  Period during the accumulation period.

Guarantee Period: A period of time during the accumulation period where we credit a fixed rate of interest on a Fixed Allocation.

Interim  Value:  The value of a Fixed  Allocation on any date other than the Maturity  Date.  The Interim Value is equal to the initial value  allocated to the Fixed  Allocation  plus all  interest  credited to the Fixed  Allocation  as of the date  calculated,  less any transfers or withdrawals from the Fixed Allocation.

Issue Date: The effective date of your Annuity.

MVA: A market value  adjustment used in the  determination of Account Value of each Fixed Allocation on any day other than the Maturity
Date of such Fixed Allocation.

Owner:  With an Annuity  issued as an individual  annuity  contract,  the Owner is either an eligible  entity or person named as having ownership  rights in relation to the Annuity.  With an Annuity  issued as a  certificate  under a group annuity  contract,  the "Owner"
refers to the person or entity who has the rights and benefits designated as to the "Participant" in the certificate.

Surrender  Value:  The value of your Annuity  available upon surrender prior to the Annuity Date. It equals the Account Value as of the date we price the surrender minus any applicable CDSC, Annual Maintenance Fee, Tax Charge and the charge for any optional benefits.

Unit:  A measure used to calculate your Account Value in a Sub-account during the accumulation period.

Valuation  Day:  Every day the New York Stock  Exchange is open for trading or any other day the  Securities  and  Exchange  Commission requires mutual funds or unit investment trusts to be valued.

SUMMARY OF CONTRACT FEES AND CHARGES

Below is a summary of the fees and expenses we charge for the Annuity.  Some  charges are  assessed  against your Annuity  while others are assessed against assets  allocated to the variable  investment  options.  The charges that are assessed against the Annuity include the Contingent  Deferred Sales Charge,  Annual  Maintenance Fee,  Transfer Fee and the Tax Charge.  The charge that is assessed against the variable  investment options is the Insurance Charge,  which is the combination of a mortality and expense risk charge and a charge for administration of the Annuity.  Each underlying mutual fund portfolio assesses a charge for investment  management,  other expenses and with some mutual funds, a 12b-1 charge.  The prospectus for each underlying  mutual fund provides more detailed  information  about the  expenses for the  underlying  mutual  funds.  In certain  states,  a premium tax charge may be  applicable.  All of these fees and expenses are described in more detail within this Prospectus.

----------------------------------------------------------------------------------------------------------------------------------------
                                                       YOUR TRANSACTION EXPENSES
----------------------------------------------------------------------------------------------------------------------------------------
------------------------------- ----------------------------------------------------------------- --------------------------------------
                                                        AMOUNT DEDUCTED/
------------------------------                       DESCRIPTION OF CHARGE                                    WHEN DEDUCTED
         FEE/EXPENSE
------------------------------- ----------------------------------------------------------------- --------------------------------------
------------------------------- -------- ------- ------- -------- ------- ------- ------- ------- --------------------------------------
                                Yr. 1    Yr. 2   Yr. 3    Yr. 4   Yr. 5   Yr. 6   Yr. 7   Yr. 8+
                                                                                                            Upon Surrender or
Contingent Deferred Sales                                                                                  Partial Withdrawal
Charge

------------------------------- -------- ------- ------- -------- ------- ------- ------- ------- --------------------------------------
------------------------------- -------- ------- ------- -------- ------- ------- ------- ------- --------------------------------------
                                 6.0%     6.0%    5.0%    5.0%     4.0%    3.0%    2.0%    0.0%

------------------------------- -------- ------- ------- -------- ------- ------- ------- -------
------------------------------- -----------------------------------------------------------------
                                     The charge is a percentage of each applicable purchase
                                  payment. The period is measured from the date each purchase payment is allocated
------------------------------- ----------------------------------------------------------------- --------------------------------------
------------------------------- ----------------------------------------------------------------- --------------------------------------
Annual Maintenance Fee                       Smaller of $35 or 2% of Account Value                      Annually on the Annuity's
                                                                                                   anniversary date or upon surrender
------------------------------- ----------------------------------------------------------------- --------------------------------------
-------------------------------
Transfer Fee                                                 $10.00                               After the 20th transfer each Annuity
                                                                                                                  Year
------------------------------- ----------------------------------------------------------------- --------------------------------------
------------------------------- ----------------------------------------------------------------- --------------------------------------
Tax Charge                         Depends on the requirements of the applicable jurisdiction                    Various

------------------------------- ----------------------------------------------------------------- --------------------------------------

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                                                  ANNUAL CHARGES OF THE SUB-ACCOUNTS
                                 (as a percentage of the average daily net assets of the Sub-accounts)
------------------------------- ----------------------------------------------------------------- --------------------------------------
Mortality & Expense Risk
Charge                                                       0.85%
                                                                                                                  Daily
Administration Charge                                        0.15%

Total  Annual  Charges  of the          1.00% per year of the value of each Sub-account              Applies to Variable Investment
Sub-accounts*                                                                                                 Options only
------------------------------- ----------------------------------------------------------------- --------------------------------------
*  The combination of the Mortality and Expense Risk Charges and Administration Charge is referred to as the "Insurance Charge"
elsewhere in this Prospectus.

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                                                           OPTIONAL BENEFITS
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------------------------------------------------------------------------------------------------------- --------------------------------
GUARANTEED RETURN OPTION
We offer a program  that  guarantees a "return of premium" at a future  date,  while  allowing you to       0.25% of Account Value
allocate all or a portion of your Account Value to the  Sub-accounts of your choice.  Please refer to
the discussion of the Guaranteed Return Option for a description of restrictions under the program.        (Amounts are deducted in
                                                                                                          arrears each Annuity Year)
------------------------------------------------------------------------------------------------------- --------------------------------
------------------------------------------------------------------------------------------------------- --------------------------------
ENHANCED BENEFICIARY PROTECTION DEATH BENEFIT
We  offer an  Optional  Death  Benefit  that  provides  an  enhanced  level  of  protection  for your       0.25% of Account Value
beneficiary(ies)  by providing  additional amounts that can be used to offset federal and state taxes
payable on any taxable gains in your Annuity at the time of your death.                                    (Amounts are deducted in
                                                                                                          arrears each Annuity Year)
------------------------------------------------------------------------------------------------------- --------------------------------
------------------------------------------------------------------------------------------------------- --------------------------------
GUARANTEED MINIMUM DEATH BENEFIT
We  offer an  Optional  Death  Benefit  that  provides  an  enhanced  level  of  protection  for your     0.35% of the current Death
beneficiary(ies)  by providing the greater of the current  Account Value,  a 5.0% annual  increase on               Benefit
Purchase Payments minus proportional withdrawals or the Highest Anniversary Value.                         (Amounts are deducted in
                                                                                                          arrears each Annuity Year)
------------------------------------------------------------------------------------------------------- --------------------------------
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 Please refer to the section entitled "Death Benefit" for a complete discussion of the optional Death Benefits, including restrictions on the age of the Owner/ Annuitant and limits on the amount payable.
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                                                     OPTIONAL LIFE INSURANCE RIDER
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------------------------------------------------------------------------------------------------------- --------------------------------
Plus40(TM)OPTIONAL LIFE INSURANCE RIDER                                                                   The current charge is based on
We offer an income tax-free life insurance  benefit for your  Beneficiary(ies)  that may be useful in     age and is a percentage of
offsetting  federal and state taxes  payable on any taxable gains in your Annuity at the time of your    your Account Value as of the
death.  Please refer to the Appendix for a detailed description of this Rider.                           anniversary of the Issue Date
                                                                                                          of your Annuity. The charge
                                                                                                          ranges from .80% for Owners
                                                                                                           age 40 - 75 to 10.50% for
                                                                                                          Owners age 95. Please refer
                                                                                                        to the Appendix for a complete
                                                                                                          description of the charge.
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                                           Underlying Mutual Fund Portfolio Annual Expenses
                               (as a percentage of the average net assets of the underlying Portfolios)
----------------------------------------------------------------------------------------------------------------------------------------

The following are the investment  management fees, other expenses,  12b-1 fees (if applicable),  and the total annual expenses for each underlying  mutual  fund  ("Portfolio")  as of  December  31,  2001,  except as noted.  Each  figure is stated as a  percentage  of the underlying  Portfolio's  average daily net assets. For certain of the underlying  Portfolios,  a portion of the management fee is being waived and/or other  expenses are being  partially  reimbursed.  "N/A"  indicates  that no portion of the  management  fee and/or other expenses is being waived and/or  reimbursed.  The "Net Annual Portfolio  Operating  Expenses" reflect the combination of the underlying
Portfolio's  investment  management  fee,  other expenses and any 12b-1 fees,  net of any fee waivers and expense  reimbursements.  The following  expenses are deducted by the underlying  Portfolio  before it provides  American Skandia with the daily net asset value. Any footnotes  about  expenses  appear after the list of all the  Portfolios.  The  underlying  Portfolio  information  was provided by the underlying  mutual funds and has not been  independently  verified by us. See the prospectuses or statements of additional  information of the underlying  Portfolios for further details.  The current  prospectus and statement of additional  information for the underlying
Portfolios can be obtained by calling 1-800-752-6342.

--------------------------------------------- ---------------- ------------- ------------ ----------------- ------------- --------------
                                                Management      Other         12b-1         Total Annual     Fee          Net Annual
            UNDERLYING PORTFOLIO                   Fees         Expenses 1      Fees         Portfolio        Waivers      Portfolio
                                                                                             Operating          and        Operating
                                                                                             Expenses         Expense       Expenses
                                                                                                            Reimbursement 2
----------------------------------------------------------------------------------------------------------------------------------------
Target Managed VIP                                0.60%          12.69%        0.25%          13.54%          12.07%         1.47%
The Dowsm DART 10                                 0.60%           5.59%        0.25%           6.44%           4.97%         1.47%
Global Target 15                                  0.60%           6.73%        0.25%           7.58%           6.11%         1.47%
S&P Target 24                                     0.60%           5.67%        0.25%           6.52%           5.05%         1.47%
Nasdaq Target 15                                  0.60%           4.32%        0.25%           5.17%           3.70%         1.47%
Value Line(R)Target 25                            0.60%          19.43%        0.25%          20.28%          18.81%         1.47%
First Trust(R)10 Uncommon Values                  0.60%           2.28%        0.25%           3.13%           1.76%         1.37%
First Trust(R)Energy                              0.60%          10.87%        0.25%          11.72%          10.25%         1.47%
First Trust(R)Financial Services                  0.60%           6.72%        0.25%           7.57%           6.10%         1.47%
First Trust(R)Pharmaceutical                      0.60%           5.96%        0.25%           6.81%           5.34%         1.47%
First Trust(R)Technology                          0.60%           9.38%        0.25%          10.23%           8.76%         1.47%

AST Money Market                                  0.50%          0.14%         0.00%          0.64%           0.05%          0.59%
--------------------------------------------- ---------------- ------------- ------------ ----------------- ------------- --------------

1        Included  in the charge  for Other  Expenses  is a fee of 0.325% of  average  daily net  assets  paid to  American  Skandia to reimburse it for administrative costs.
2        The investment  advisor has agreed to waive fees and reimburse  expenses through  September 30, 2003 in order to prevent Total
     Annual Portfolio Operating Expenses (excluding brokerage expenses and extraordinary  expenses) from exceeding 1.47% of the average daily net asset value of the respective Portfolio.

EXPENSE EXAMPLES
These  examples  are  designed to assist you in  understanding  the various  costs and  expenses  you will incur with the Annuity  over certain periods of time based on specific  assumptions.  The examples reflect the Insurance Charge,  Contingent  Deferred Sales Charges
(when  applicable),  the Annual Maintenance Fee (when applicable),  the charges deducted by the underlying  Portfolios,  as well as the charges for the optional  benefits that are offered under the Annuity.  The Securities and Exchange  Commission  ("SEC") requires these examples.

Below are examples  showing what you would pay in expenses at the end of the stated time periods for each  Sub-account had you invested
$1,000 in the Annuity and received a 5% annual return on assets.

The  examples  shown  assume  that:  (a) you only  allocate  Account  Value to the  Sub-accounts,  not to a Fixed  Allocation;  (b) the
Insurance  Charge is assessed as 1.00% per year;  (c) the Annual  Maintenance  Fee (when  applicable)  is reflected  as an  asset-based charge based on an assumed  average  contract size; (d) you make no withdrawals of Account Value during the period shown;  (e) you make no  transfers,  withdrawals,  surrender  or other  transactions  for which we charge a fee during the period  shown;  (f) no tax charge applies;  (g) the expenses for the underlying  Portfolios reflect the continued waiver of fees or reimbursement of expenses  throughout each period shown (refer to the "Net Annual Portfolio  Operating  Expenses," in the section entitled  "Underlying Mutual Fund Portfolio
Annual  Expenses");  and (h) the charges for the optional  benefits are reflected as charges equal to 0.25% for the  Guaranteed  Return
Option,  0.25% for the  Enhanced  Beneficiary  Protection  and 0.35% for the  Guaranteed  Minimum  Death  Benefit.  The charges for the optional benefits are deducted on an annual basis in arrears.  Amounts shown in the examples are rounded to the nearest dollar.

Expense Examples are provided as follows:  1.) for the basic Annuity contract without any optional benefits;  2.) for the basic Annuity contract  assuming that you elect one of the  following:  the  Guaranteed  Return Option,  the Enhanced  Beneficiary  Protection or the
Guaranteed  Minimum Death Benefit;  3.) for the basic Annuity  contract  assuming you elect both the  Guaranteed  Return Option and the
Enhanced  Beneficiary  Protection;  and 4.) for the basic Annuity contract assuming you elect both the Guaranteed Return Option and the
Guaranteed  Minimum Death Benefit.  You cannot  purchase the Enhanced  Beneficiary  Protection with any other optional death benefit or life insurance rider.  Unlike the annual charge for either the Guaranteed  Return Option or the Enhanced  Beneficiary  Protection,  the
annual charge for the Guaranteed Minimum Death Benefit is based on the Death Benefit and not the Account Value.

Expense Examples are not provided for the Plus40(TM)Optional Life Insurance Rider because it is supported by American  Skandia's  general account and is not subject to, or registered as a security  under,  either the Securities Act of 1933 or the Investment  Company Act of
1940 and because  Owners can pay the annual,  age-based  charge  through funds  outside of the Annuity.  If the Owner elects to pay the annual charge from the Annuity,  charges are deducted as a partial  withdrawal from the Annuity,  subject to applicable  taxes.  Please refer to the Appendix for a detailed description of this Rider.

THE EXAMPLES ARE  ILLUSTRATIVE  ONLY - THEY SHOULD NOT BE  CONSIDERED A  REPRESENTATION  OF PAST OR FUTURE  EXPENSES OF THE  UNDERLYING
MUTUAL FUNDS OR THEIR PORTFOLIOS - ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.

---------------------------------------- ---------------------------------- --------------------------------- ---------------------------------- ---------------------------------
These   Examples   assume  you  do  not    No Optional Benefits Elected       If you elect the Guaranteed      If you elect the Enhanced Death     If you elect the Guaranteed
surrender  your  Annuity  at the end of                                           Return Option (GRO)                   Benefit (EBP)              Minimum Death Benefit (GMDB)
the applicable period or you annuitize
---------------------------------------- ---------------------------------- --------------------------------- ---------------------------------- ---------------------------------
---------------------------------------- -------- ------- -------- -------- ------- -------- -------- ------- -------- -------- ------- -------- ------- -------- -------- -------
Sub-Account:                                1       3        5       10       1        3        5       10       1        3       5       10       1        3        5     10
                                          Year    Years    Years    Years    Year    Years    Years   Years    Year     Years   Years    Years    Year    Years    Years   Years
---------------------------------------- -------- ------- -------- -------- ------- -------- -------- ------- -------- -------- ------- -------- ------- -------- -------- -------

Target Managed VIP 3                       26       80      137      290      29      88       149     314      29       88      149      314      30      92       157     332
The Dowsm DART 10 3                        26       80      137      290      29      88       149     314      29       88      149      314      30      92       157     332
Global Target 15 3                         26       80      137      290      29      88       149     314      29       88      149      314      30      92       157     332
S&P Target 24 3                            26       80      137      290      29      88       149     314      29       88      149      314      30      92       157     332
Nasdaq Target 15 3                         26       80      137      290      29      88       149     314      29       88      149      314      30      92       157     332
Value Line(R)Target 25 3                   26       80      137      290      29      88       149     314      29       88      149      314      30      92       157     332
First Trust(R)10 Uncommon Values 3         25       77      132      280      28      85       144     304      28       85      144      304      29      89       152     322
First Trust(R)Energy 3                     26       80      137      290      29      88       149     314      29       88      149      314      30      92       157     332
First Trust(R)Financial Services 3         26       80      137      290      29      88       149     314      29       88      149      314      30      92       157     332
First Trust(R)Pharmaceutical 3             26       80      137      290      29      88       149     314      29       88      149      314      30      92       157     332
First Trust(R)Technology 3                 26       80      137      290      29      88       149     314      29       88      149      314      30      92       157     332

AST Money Market 3                         17       53      91       198      20      61       104     224      20       61      104      224      21      64       111     241
---------------------------------------- -------- ------- -------- -------- ------- -------- -------- ------- -------- -------- ------- -------- ------- -------- -------- -------

---------------------------------------- ---------------------------------- ---------------------------------
These   Examples   assume  you  do  not      If you elect EBP and GRO          If you elect GMDB and GRO
surrender  your  Annuity  at the end of
the applicable period or you annuitize
---------------------------------------- ---------------------------------- ---------------------------------
---------------------------------------- -------- ------- -------- -------- ------- -------- -------- -------
Sub-Account:                                1       3        5       10       1        3        5       10
                                          Year    Years    Years    Years    Year    Years    Years   Years
---------------------------------------- -------- ------- -------- -------- ------- -------- -------- -------

Target Managed VIP 3                       31       95      162      339      32      99       168     355
The Dowsm DART 10 3                        31       95      162      339      32      99       168     355
Global Target 15 3                         31       95      162      339      32      99       168     355
S&P Target 24 3                            31       95      162      339      32      99       168     355
Nasdaq Target 15 3                         31       95      162      339      32      99       168     355
Value Line(R)Target 25 3                   31       95      162      339      32      99       168     355
First Trust(R)10 Uncommon Values 3         30       92      157      329      31      96       163     345
First Trust(R)Energy 3                     31       95      162      339      32      99       168     355
First Trust(R)Financial Services 3         31       95      162      339      32      99       168     355
First Trust(R)Pharmaceutical 3             31       95      162      339      32      99       168     355
First Trust(R)Technology 3                 31       95      162      339      32      99       168     355

AST Money Market 3                         22       68      117      250      23      72       123     266
---------------------------------------- -------- ------- -------- -------- ------- -------- -------- -------

---------------------------------------- --------------------------------- ---------------------------------- --------------------------------- ----------------------------------
These  Examples  assume  you  surrender    No Optional Benefits Elected       If you elect the Guaranteed     If you elect the Enhanced Death      If you elect the Guaranteed
your   Annuity   at  the   end  of  the                                           Return Option (GRO)                  Benefit (EBP)              Minimum Death Benefit (GMDB)
applicable period
---------------------------------------- --------------------------------- ---------------------------------- --------------------------------- ----------------------------------
---------------------------------------- -------- ------- -------- -------- ------- -------- -------- ------- -------- -------- ------- -------- ------- -------- -------- -------
Sub-Account:                                1       3        5       10       1        3        5       10       1        3       5       10       1        3        5     10
                                          Year    Years    Years    Years    Year    Years    Years   Years    Year     Years   Years    Years    Year    Years    Years   Years
---------------------------------------- -------- ------- -------- -------- ------- -------- -------- ------- -------- -------- ------- -------- ------- -------- -------- -------

Target Managed VIP 3                       86      130      177     290      89       138      189     314      89       138     189     314      90       142      197     332
The Dowsm DART 10 3                        86      130      177     290      89       138      189     314      89       138     189     314      90       142      197     332
Global Target 15 3                         86      130      177     290      89       138      189     314      89       138     189     314      90       142      197     332
S&P Target 24 3                            86      130      177     290      89       138      189     314      89       138     189     314      90       142      197     332
Nasdaq Target 15 3                         86      130      177     290      89       138      189     314      89       138     189     314      90       142      197     332
Value Line(R)Target 25 3                   86      130      177     290      89       138      189     314      89       138     189     314      90       142      197     332
First Trust(R)10 Uncommon Values 3         85      127      172     280      88       135      184     304      88       135     184     304      89       139      192     322
First Trust(R)Energy 3                     86      130      177     290      89       138      189     314      89       138     189     314      90       142      197     332
First Trust(R)Financial Services 3         86      130      177     290      89       138      189     314      89       138     189     314      90       142      197     332
First Trust(R)Pharmaceutical 3             86      130      177     290      89       138      189     314      89       138     189     314      90       142      197     332
First Trust(R)Technology 3                 86      130      177     290      89       138      189     314      89       138     189     314      90       142      197     332

AST Money Market 3                         77      103      131     198      80       111      144     224      80       111     144     224      81       114      151     241
---------------------------------------- -------- ------- -------- ------- -------- -------- -------- ------- -------- -------- ------- ------- -------- -------- -------- -------

---------------------------------------- ---------------------------------- ---------------------------------
These  Examples  assume  you  surrender      If you elect EBP and GRO          If you elect GMDB and GRO
your   Annuity   at  the   end  of  the
applicable period
---------------------------------------- ---------------------------------- ---------------------------------
---------------------------------------- -------- ------- -------- -------- ------- -------- -------- -------
Sub-Account:                                1       3        5       10       1        3        5       10
                                          Year    Years    Years    Years    Year    Years    Years   Years
---------------------------------------- -------- ------- -------- -------- ------- -------- -------- -------

Target Managed VIP 3                       91      145      202      339      92      149      208     355
The Dowsm DART 10 3                        91      145      202      339      92      149      208     355
Global Target 15 3                         91      145      202      339      92      149      208     355
S&P Target 24 3                            91      145      202      339      92      149      208     355
Nasdaq Target 15 3                         91      145      202      339      92      149      208     355
Value Line(R)Target 25 3                   91      145      202      339      92      149      208     355
First Trust(R)10 Uncommon Values 3         90      142      197      329      91      146      203     345
First Trust(R)Energy 3                     91      145      202      339      92      149      208     355
First Trust(R)Financial Services 3         91      145      202      339      92      149      208     355
First Trust(R)Pharmaceutical 3             91      145      202      339      92      149      208     355
First Trust(R)Technology 3                 91      145      202      339      92      149      208     355

AST Money Market 3                         82      118      157      250      83      122      163     266
---------------------------------------- -------- ------- -------- -------- ------- -------- -------- -------

INVESTMENT OPTIONS

WHAT ARE THE INVESTMENT OBJECTIVES AND POLICIES OF THE PORTFOLIOS?

Each variable investment option is a Class 3 Sub-account of American Skandia Life Assurance  Corporation  Variable Account B (see "What
are Separate Accounts" for more detailed  information.)  Each Sub-account  invests  exclusively in one Portfolio.  You should carefully read the prospectus for any Portfolio in which you are  interested.  The following  chart  classifies  each of the Portfolios  based on our  assessment  of their  investment  style (as of the date of this  Prospectus).  The  chart  also  provides  a  description  of each
Portfolio's  investment  objective (in italics) and a short,  summary  description  of their key policies to assist you in  determining which Portfolios may be of interest to you.  There is no guarantee that any underlying Portfolio will meet its investment objective.

The name of the  advisor/sub-advisor  for each Portfolio  appears next to the  description.  Those  Portfolios  whose name includes the prefix "AST" are  Portfolios of American  Skandia  Trust.  The  investment  manager for AST is American  Skandia  Investment  Services,
Incorporated,  an affiliated  company of American Skandia.  However,  a sub-advisor,  as noted below, is engaged to conduct  day-to-day investment decisions.

The Portfolios are not publicly traded mutual funds.  They are only available as investment  options in variable annuity  contracts and variable life insurance  policies issued by insurance  companies,  or in some cases, to  participants in certain  qualified  retirement plans.  However,  some of the  Portfolios  available as  Sub-accounts  under the Annuity are managed by the same  portfolio  advisor or sub-advisor  as a retail  mutual fund or unit  investment  trust of the same or similar name that the  Portfolio  may have been modeled after  at its  inception.  While  the  investment  objective  and  policies  of the  retail  mutual  funds  and the  Portfolios  may be substantially  similar,  the actual  investments  will differ to varying  degrees.  Differences in the  performance of the funds can be expected,  and in some cases could be  substantial.  You should not compare the  performance of a publicly  traded mutual fund with the performance of any similarly  named  Portfolio  offered as a Sub-account.  Details about the investment  objectives,  policies,  risks, costs and management of the Portfolios  are found in the  prospectuses  for the  underlying  mutual funds.  The current  prospectus and statement of additional information for the underlying Portfolios can be obtained by calling 1-800-752-6342.

Please refer to Appendix B for certain required financial information related to the historical performance of the Sub-accounts.

---------------------------------------------------------------------------------------------------------------------------------------

Each  portfolio  of the First  Defined  Portfolio  Fund LLC invests in the  securities  of a  relatively  few number of issuers or in a particular  sector of the economy.  Since the assets of each  portfolio are invested in a limited number of issuers or a limited sector of the economy,  the net asset value of the portfolio may be more  susceptible  to a single adverse  economic,  political or regulatory occurrence.  Certain of the  portfolios  may also be subject to  additional  market risk due to their policy of  investing  based on an investment  strategy and  generally not buying or selling  securities in response to market  fluctuations.  Each  portfolio's  relative lack of diversity and limited ongoing management may subject Owners to greater market risk than other portfolios.

Except as noted below,  the stock selection date for each of the strategy  Portfolios of the First Defined  Portfolio Fund LLC is on or
about  December 31st of each year.  The holdings for each strategy  Portfolio  will be adjusted  annually on or about  December 31st in accordance with the Portfolio's  investment  strategy.  At that time, the percentage  relationship among the shares of each issuer held by the Portfolio is established.  Through the next one-year  period that  percentage will be maintained as closely as practicable  when the Portfolio makes subsequent purchases and sales of the securities.
---------------------------------------------------------------------------------------------------------------------------------------

------------------- ------------------------------------------------------------------------------------------------ -----------------------
      STYLE/                                        INVESTMENT OBJECTIVES/POLICIES                                         PORTFOLIO
       TYPE                                                                                                                 ADVISOR/
                                                                                                                          SUB-ADVISOR
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
 BLENDED STRATEGY   Effective April 30, 2002,  based on a  determination  of the Board of Trustees of the fund, The
                    Dowsm  Target  5  portfolio  changed  its  name  to  the  Target  Managed  VIP  portfolio.  The portfolio's primary investment strategy was also changed, as follows:
                    Target  Managed VIP:  seeks to provide  above-average  total  return.  The  Portfolio  seeks to   First Trust Advisors
                    achieve  its  objective  by  investing  in  common  stocks  of the  most  attractive  companies           L.P.
                    identified by a model based on the results of six uniquely  specialized  strategies - The Dowsm
                    DART 5, the European  Target 20, the Nasdaq(R)Target 15, the S&P Target 24, the Target Small Cap
                    and the Value Line(R)Target 25.  The initial stock selection date will be April 30, 2002.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
 LARGE CAP VALUE    The DowSM  DART 10:  seeks to  provide  above-average  total  return.  The  Portfolio  seeks to achieve its objective by investing in common  stocks  issued by companies  that are expected to
                    provide  income and to have the  potential  for capital  appreciation.  The  Portfolio  invests   First Trust Advisors
                    primarily in the common stocks of the ten companies in the DJIA that have the highest  combined           L.P.
                    dividend yields and buyback ratios on or about the applicable stock selection date.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
                    Global Target 15: seeks to provide  above-average  total return. The Portfolio seeks to achieve its objective by investing in common  stocks  issued by companies  that are expected to provide income and to have the potential for capital  appreciation.  The Portfolio invests primarily in
                    the common  stocks of the companies  which are  components  of the DJIA,  the  Financial  Times   First Trust Advisors
  GLOBAL EQUITY     Industrial  Ordinary Share Index ("FT Index") and the Hang Seng Index. The Portfolio  primarily           L.P.
                    consists of common stocks of the five  companies  with the lowest per share stock prices of the ten  companies in each of the DJIA, FT Index and Hang Seng Index,  respectively,  that have the highest dividend yield in the respective index on or about the applicable stock selection date.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
                    Effective April 30, 2002,  based on a  determination  of the Board of Trustees of the fund, the
                    S&P Target 10  portfolio  changed  its name to the S&P  Target 24  portfolio.  The  portfolio's primary investment strategy was also changed, as follows:
                    S&P Target 24: seeks to provide  above-average  total return.  The  Portfolio  seeks to achieve
    LARGE CAP       its  objective by investing in common  stocks  issued by companies  that have the potential for   First Trust Advisors
      GROWTH        capital  appreciation.  The Portfolio  invests  primarily in the common  stocks of  twenty-four           L.P.
                    companies  selected from a subset of the stocks included in the Standard & Poor's 500 Composite
                    Stock Price Index.  The subset of stocks will be taken from each of the eight largest  economic sectors of the S&P 500 Index based on the sector's  market  capitalization.  The initial  stock selection date will be April 30, 2002.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
    LARGE CAP       Nasdaq(R)Target  15:  seeks to provide  above-average  total  return.  The  Portfolio  seeks to achieve its objective by investing in common  stocks  issued by companies  that are expected to
                    have the potential for capital  appreciation.  The  Portfolio  invests  primarily in the common   First Trust Advisors
      GROWTH        stocks of fifteen companies  selected from a pre-screened  subset of the stocks included in the           L.P.
                    Nasdaq-100 Index on or about the applicable stock selection date through a multi-step process.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
    LARGE CAP       First Trust(R)10 Uncommon  Values:  seeks to provide  above-average  capital  appreciation. The
                    Portfolio  seeks to achieve its  objective  by  investing  primarily  in the ten common  stocks selected by the Investment  Policy Committee of Lehman Brothers Inc.  ("Lehman  Brothers") with
                    the assistance of the Research  Department of Lehman  Brothers which, in their opinion have the   First Trust Advisors
      BLEND         greatest  potential for capital  appreciation  during the next year. The stocks included in the           L.P.
                    Portfolio  are adjusted  annually on or about July 1st in  accordance  with the  selections  of
                    Lehman Brothers.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
 LARGE CAP VALUE    Effective April 30, 2002,  based on a determination  of the Board of Trustees of the fund First
                    Trust(R)Internet  portfolio  changed  its  name to the  ValueLine(R)Target  25  portfolio.  The portfolio's primary investment strategy was also changed, as follows:
                    Value Line(R)Target 25: seeks to provide  above-average  total return.  The  Portfolio  seeks to   First Trust Advisors
                    achieve its  objective by investing in 25 of the 100 common  stocks that Value Line(R)gives a #1           L.P.
                    ranking for  TimelinessTM,  which is a measure of Value Line's view of each company's  probable price  performance  during the next 6 to 12 months  relative to the other  companies Value Line evaluates.  The initial stock selection date will be April 30, 2002.
------------------- ------------------------------------------------------------------------------------------------ -----------------------

------------------- ------------------------------------------------------------------------------------------------ -----------------------
      STYLE/                                        INVESTMENT OBJECTIVES/POLICIES                                         PORTFOLIO
       TYPE                                                                                                                 ADVISOR/
                                                                                                                          SUB-ADVISOR
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
      SECTOR        First Trust(R)Energy: seeks to provide above-average  capital appreciation.  The Portfolio seeks to achieve its objective by investing  primarily in common stocks issued by companies  involved
                    in the energy  industry.  The Portfolio may hold  securities of issuers in many energy  sectors   First Trust Advisors
                    including  integrated  oil,  oil field  services and  equipment,  oil and gas  production,  and           L.P.
                    natural gas.  The  investment  adviser  seeks  companies  that it believes  have  above-average growth prospects.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
                    First Trust(R)Financial  Services:  seeks to provide  above-average  capital  appreciation.  The
                    Portfolio  seeks to achieve its  objective by investing  primarily in common  stocks  issued by
      SECTOR        companies  involved in the financial  services  industry,  including money center banks,  major   First Trust Advisors
                    regional  banks,  financial and  investment  service  providers and  insurance  companies.  The           L.P.
                    investment adviser seeks companies that it believes have above-average growth prospects.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
                    First  Trust(R)Pharmaceutical:   seeks  to  provide  above-average  capital  appreciation.  The
                    Portfolio  seeks to achieve its  objective by investing  primarily in common  stocks  issued by
      SECTOR        companies  involved in the  pharmaceutical  industry.  The  Portfolio  may hold  securities  of   First Trust Advisors
                    issuers in many  pharmaceutical  sectors  including medical  supplies,  drugs and biotech.  The           L.P.
                    investment adviser seeks companies that it believes have above-average growth prospects.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
      SECTOR        First Trust(R)Technology:  seeks to provide above-average  capital  appreciation.  The Portfolio seeks to achieve its  objective by investing  primarily  in common  stocks  issued by companies
                    involved  in the  technology  industry  including  companies  that  offer  computers,  computer   First Trust Advisors
                    networking,  software,  semiconductor  equipment and  semiconductors.  The  investment  adviser           L.P.
                    seeks companies that it considers to have above-average growth prospects.
------------------- ------------------------------------------------------------------------------------------------ -----------------------

"Dow Jones Industrial  Averagesm",  "DJIAsm",  "Dow  Industrialssm",  "The Dowsm", and "The Dow 10sm", are service marks of Dow Jones &
Company,  Inc. ("Dow Jones") and have been licensed for use for certain  purposes by First Trust  Advisors L.P.  ("First  Trust").  The
portfolios,  including,  and in particular the Target Managed VIP portfolio and The DowSM DART 10 portfolio,  are not endorsed, sold or promoted by Dow Jones, and Dow Jones makes no representation regarding the advisability of investing in such products.

"Standard & Poor's," "S&P," "S&P 500," "Standard & Poor's 500," and "500" are trademarks of The  McGraw-Hill  Companies,  Inc. and have been licensed for use by First Trust on behalf of the Portfolio.  The Portfolio is not sponsored,  endorsed,  managed, sold or promoted by Standard & Poor's and Standard & Poor's makes no representation regarding the advisability of investing in the Portfolio.

"The Nasdaq 100(R)",  "Nasdaq-100 Index(R)",  "Nasdaq Stock Market(R)",  and "Nasdaq(R)" are trade or service marks of The Nasdaq Stock Market,
Inc.  (which  with its  affiliates  are the  "Corporations")  and have been  licensed  for use by First  Trust.  The  Nasdaq  Target 15 portfolio  has not been passed on by the  Corporations  as to its  legality  or  suitability.  The Nasdaq  Target 15  portfolio  is not issued,  endorsed,  sponsored,  managed,  sold or  promoted  by the  Corporations.  The  Corporations  make no  warranties  and bear no liability with respect to the Nasdaq Target 15 portfolio.

"Value Line(R)," "The Value Line Investment  Survey," and "Value Line  TimelinessTM  Ranking  System" are registered  trademarks of Value
Line  Securities,  Inc. or Value Line  Publishing,  Inc. The Target  Managed  VIP(R)Portfolio is not  sponsored,  recommended,  sold or promoted by Value Line  Publishing,  Inc.,  Value  Line,  Inc.  or Value Line  Securities,  Inc.  ("Value  Line").  Value Line makes no representation regarding the advisability of investing in the Portfolio.

The First Trust(R)10 Uncommon  Values  portfolio is not  sponsored  or created by Lehman  Brothers,  Inc.  ("Lehman  Brothers").  Lehman
Brothers' only  relationship  to First Trust is the licensing of certain  trademarks and trade names of Lehman  Brothers and of the "10
Uncommon  Values" which is determined,  composed and calculated by Lehman Brothers without regard to First Trust or the First Trust(R)10
Uncommon Values portfolio.

WHAT ARE THE FIXED INVESTMENT OPTIONS?
We offer fixed investment options of different  durations during the accumulation  period.  These "Fixed Allocations" earn a guaranteed fixed rate of interest  for a specified  period of time,  called the  "Guarantee  Period." In most states,  we offer Fixed  Allocations with  Guarantee  Periods  from 1 to 10 years.  We may also offer  special  purpose  Fixed  Allocations  for use with  certain  optional investment  programs.  We guarantee  the fixed rate for the entire  Guarantee  Period.  However,  if you  withdraw or transfer  Account
Value before the end of the Guarantee  Period,  we will adjust the value of your  withdrawal or transfer  based on a formula,  called a
"Market Value  Adjustment." The Market Value  Adjustment can either be positive or negative,  depending on the rates that are currently being  credited  on Fixed  Allocations.  Please  refer to the  section  entitled  "How does the Market  Value  Adjustment  Work?" for a description  of the  formula  along with  examples  of how it is  calculated.  You may  allocate  Account  Value to more than one Fixed
Allocation at a time.

Fixed  Allocations may not be available in all states.  Availability of Fixed  Allocations is subject to change and may differ by state and by the  annuity  product  you  purchase.  Please  call  American  Skandia at  1-800-766-4530  to  determine  availability  of Fixed
Allocations in your state and for your annuity product.

FEES AND CHARGES

WHAT ARE THE CONTRACT FEES AND CHARGES?

Contingent  Deferred Sales Charge:  We do not deduct a sales charge from Purchase  Payments you make to your Annuity.  However,  we may deduct a  Contingent  Deferred  Sales Charge or CDSC if you  surrender  your  Annuity or when you make a partial  withdrawal.  The CDSC reimburses us for expenses  related to sales and  distribution of the Annuity,  including  commissions,  marketing  materials and other promotional  expenses.  The CDSC is  calculated as a percentage of your Purchase  Payment  being  surrendered  or withdrawn  during the applicable  Annuity Year. For purposes of calculating  the CDSC, we consider the year following the date we receive a Purchase  Payment as Year 1. The amount of the CDSC  applicable  to each  Purchase  Payment  decreases  over time,  measured  from the date the  Purchase
Payment is applied.  The CDSC percentages are shown below.

                           ------------------ ------- ----- ------ ------ ------ ----- ------ ------

                           YEARS                1      2      3      4      5     6      7     8+
                           ------------------ ------- ----- ------ ------ ------ ----- ------ ------
                           ------------------ ------- ----- ------ ------ ------ ----- ------ ------

                           CHARGE (%)          6.0    6.0    5.0    5.0    4.0   3.0    2.0     0
                           ------------------ ------- ----- ------ ------ ------ ----- ------ ------

Each  Purchase  Payment  has its own CDSC  period.  When you make a  withdrawal,  we assume that the oldest  Purchase  Payment is being withdrawn  first so that the lowest CDSC is deducted from the amount  withdrawn.  After seven (7) complete years from the date you make a Purchase Payment,  no CDSC will be assessed if you withdraw or surrender that Purchase Payment.  Under certain  circumstances you can withdraw a limited amount of Account Value without paying a CDSC.  This is referred to as a "Free  Withdrawal."  Free  Withdrawals  are not treated as a withdrawal  of Purchase  Payments for  purposes of  calculating  the CDSC on a  subsequent  withdrawal  or  surrender.
Withdrawals of amounts  greater than the maximum Free  Withdrawal  amount are treated as a withdrawal of Purchase  Payments and will be assessed a CDSC. For purposes of calculating  the CDSC on a surrender or a partial  withdrawal,  the Purchase  Payments being withdrawn may be greater than your remaining  Account Value or the amount of your  withdrawal  request.  This is most likely to occur if you have made prior  withdrawals  under the Free  Withdrawal  provision  or if your Account  Value has declined in value due to negative  market performance.

We may waive the CDSC under certain  medically-related  circumstances or when taking a Minimum  Distribution  from an Annuity purchased as a "qualified'  investment.  Free Withdrawals,  Medically-Related  Surrenders and Minimum Distributions are each explained more fully in the section entitled "Access to Your Account Value".

Exceptions to the Contingent Deferred Sales Charge
We do not apply the CDSC  provision on Annuities  owned by: (a) any parent  company,  affiliate or subsidiary of ours;  (b) an officer, director,  employee,  retiree, sales representative,  or in the case of an affiliated broker-dealer,  registered representative of such company;  (c) a director,  officer or trustee of any  underlying  mutual fund;  (d) a director,  officer or employee of any  investment manager,  sub-advisor,  transfer agent,  custodian,  auditing,  legal or administrative  services provider that is providing investment management,  advisory, transfer agency,  custodianship,  auditing, legal and/or administrative services to an underlying mutual fund or any affiliate of such firm; (e) a director,  officer,  employee or registered  representative  of a broker-dealer  or insurance  agency that has a then current  selling  agreement with us and/or with American  Skandia  Marketing,  Incorporated;  (f) a director,  officer, employee  or  authorized  representative  of  any  firm  providing  us or our  affiliates  with  regular  legal,  actuarial,  auditing, underwriting,  claims,  administrative,  computer support, marketing, office or other services; (g) the then current spouse of any such person noted in (b) through (f),  above;  (h) the parents of any such person noted in (b) through (g),  above;  (i) the  child(ren)  or other legal dependent  under the age of 21 of any such person noted in (b) through (h) above;  and (j) the siblings of any such persons noted in (b) through (h) above.

Annual  Maintenance Fee: During the accumulation  period we deduct an Annual  Maintenance Fee. The Annual  Maintenance Fee is $35.00 or
2% of your Account Value invested in the variable  investment  options,  whichever is less.  This fee will be deducted  annually on the anniversary  of the Issue Date of your Annuity or, if you surrender  your Annuity  during the Annuity Year,  the fee is deducted at the time of surrender.  We may increase the Annual  Maintenance  Fee.  However,  any increase will only apply to Annuities issued after the date of the increase.

Optional  Benefits:  If you elect to purchase one or more optional  benefits,  we will deduct the annual charge from your Account Value on the anniversary of your Annuity's Issue Date.  Under certain  circumstances,  we may deduct a pro-rata  portion of the annual charge for any  optional  benefit.  The charge for each  optional  Death  Benefit is deducted in addition to the  Insurance  Charge due to the increased  insurance risk  associated  with the optional Death  Benefits.  Please refer to the section  entitled  "Death Benefit" for a description  of the charge for each Optional  Death  Benefit.  Please refer to the section  entitled  "Managing Your Account Value - Do you offer  programs  designed to guarantee a "return of premium" at a future date?" for a description  of the charge for the Guaranteed
Return Option.

Transfer Fee:  Currently,  you may make twenty (20) free transfers between  investment options each Annuity Year. We will charge $10.00 for each  transfer  after the  twentieth in each Annuity Year.  We do not consider  transfers  made as part of a dollar cost  averaging program when we count the twenty free  transfers.  Transfers  made as part of a  rebalancing,  market timing or third party  investment advisory  service will be subject to the  twenty-transfer  limit.  However,  all transfers  made on the same day will be treated as one
(1)  transfer.  Renewals or transfers of Account Value from a Fixed  Allocation  at the end of its Guarantee  Period are not subject to the  Transfer Fee and are not counted  toward the twenty free  transfers.  We may reduce the number of free  transfers  allowable  each
Annuity Year (subject to a minimum of eight) without  charging a Transfer Fee unless you make use of electronic  means to transmit your transfer  requests.  We may eliminate the Transfer Fee for transfer  requests  transmitted  electronically  or through other means that reduce our processing costs.

Tax  Charges:  Several  states  and some  municipalities  charge  premium  taxes or  similar  taxes.  The  amount of tax will vary from jurisdiction  to  jurisdiction  and is subject to change.  The tax charge  currently  ranges up to 3 1/2%.  We  generally  will deduct the amount of tax payable at the time the tax is  imposed,  but may also decide to deduct tax  charges  from each  Purchase  Payment at the time of a  withdrawal  or  surrender  of your Annuity or at the time you elect to begin  receiving  annuity  payments.  We may assess a charge against the Sub-accounts and the Fixed Allocations equal to any taxes which may be imposed upon the separate accounts.

WHAT CHARGES APPLY SOLELY TO THE VARIABLE INVESTMENT OPTIONS?

Insurance  Charge:  We deduct an Insurance Charge daily against the average daily assets allocated to the  Sub-accounts.  The Insurance
Charge is the combination of the Mortality & Expense Risk Charge (0.85%) and the  Administration  Charge  (0.15%).  The total charge is equal to 1.00% on an annual  basis.  The  Insurance  Charge is intended to  compensate  American  Skandia for  providing  the insurance benefits under the Annuity,  including the Annuity's basic death benefit that provides  guaranteed  benefits to your beneficiaries even if the market declines and the risk that persons we guarantee  annuity  payments to will live longer than our  assumptions.  The charge also covers administrative costs associated with providing the Annuity benefits,  including  preparation of the contract,  confirmation statements,  annual account  statements and annual reports,  legal and accounting fees as well as various  related  expenses.  Finally, the charge covers the risk that our  assumptions  about the mortality  risks and expenses  under this Annuity are incorrect and that we have agreed not to increase  these  charges over time  despite our actual  costs.  We may  increase the portion of the total  Insurance
Charge that is deducted as an Administration  Charge.  However,  any increase will only apply to Annuities issued after the date of the increase.

American  Skandia may make a profit on the  Insurance  Charge if, over time,  the actual cost of  providing  the  guaranteed  insurance obligations  under the  Annuity  are less than the amount we deduct  for the  Insurance  Charge.  To the extent we make a profit on the
Insurance Charge,  such profit may be used for any other corporate  purpose,  including payment of other expenses that American Skandia incurs in promoting, distributing, issuing and administering the Annuity.

The  Insurance  Charge  is not  deducted  against  assets  allocated  to a Fixed  Allocation.  However,  the  amount we credit to Fixed
Allocations may also reflect similar assumptions about the insurance guarantees provided under the Annuity.

WHAT CHARGES ARE ASSESSED BY THE PORTFOLIOS?
We do not assess any charges  directly  against the  Portfolios.  However,  each  Portfolio  charges a total annual fee comprised of an investment  management fee,  operating  expenses and any distribution and service (12b-1) fees that may apply.  These fees are deducted daily by each  Portfolio  before it provides  American  Skandia  with the net asset value as of the close of  business  each day.  More detailed  information  about fees and charges can be found in the  prospectuses  for the  Portfolios.  Please  also see  "Service  Fees
Payable by Underlying Funds".

WHAT CHARGES APPLY TO THE FIXED ALLOCATIONS?
No specific fee or expenses are deducted  when  determining  the rate we credit to a Fixed  Allocation.  However,  for some of the same reasons that we deduct the Insurance  Charge  against  Account Value  allocated to the  Sub-accounts,  we also take into  consideration mortality,  expense,  administration,  profit and other factors in determining the interest rates we credit to Fixed  Allocations.  Any
CDSC or Tax Charge  applies to amounts that are taken from the variable  investment  options or the Fixed  Allocations.  A Market Value
Adjustment may also apply to transfers, certain withdrawals, surrender or annuitization from a Fixed Allocation.

WHAT CHARGES APPLY IF I CHOOSE AN ANNUITY PAYMENT OPTION?
In certain  states a tax is due if and when you exercise  your right to receive  periodic  annuity  payments.  The amount  payable will depend on the applicable  jurisdiction and on the annuity payment option you select.  If you select a fixed payment option,  the amount of each fixed  payment  will depend on the Account  Value of your Annuity when you elected to  annuitize.  There is no specific  charge deducted from these payments;  however,  the amount of each annuity payment reflects  assumptions about our insurance expenses.  If you select a  variable  payment  option  that we may offer,  then the amount of your  benefits  will  reflect  changes in the value of your
Annuity and will continue to be subject to an insurance charge.

EXCEPTIONS/REDUCTIONS TO FEES AND CHARGES
We may reduce or  eliminate  certain  fees and  charges  or alter the manner in which the  particular  fee or charge is  deducted.  For example,  we may  reduce  the  amount of the CDSC or the  length of time it  applies,  reduce or  eliminate  the  amount of the  Annual
Maintenance Fee or reduce the portion of the total Insurance  Charge that is deducted as an  Administration  Charge.  Generally,  these types of  changes  will be based on a  reduction  to our  sales,  maintenance  or  administrative  expenses  due to the  nature  of the individual  or group  purchasing  the Annuity.  Some of the factors we might  consider in making such a decision  are: (a) the size and type of group;  (b) the number of Annuities  purchased by an Owner;  (c) the amount of Purchase  Payments or  likelihood  of additional
Purchase  Payments;  and/or (d) other  transactions where sales,  maintenance or administrative  expenses are likely to be reduced.  We will not discriminate  unfairly between Annuity  purchasers if and when we reduce the portion of the Insurance Charge attributed to the charge covering administrative costs.

PURCHASING YOUR ANNUITY

WHAT ARE OUR REQUIREMENTS FOR PURCHASING THE ANNUITY?

Initial Purchase  Payment:  You must make a minimum initial Purchase Payment of $1,000.  However,  if you decide to make payments under a systematic  investment or "bank drafting"  program,  we will accept a lower initial Purchase Payment provided that,  within the first
Annuity Year, you make at least $1,000 in total Purchase Payments.

Where  allowed by law,  initial  Purchase  Payments in excess of  $1,000,000  require our approval  prior to  acceptance.  We may apply certain limitations and/or  restrictions on the Annuity as a condition of our acceptance,  including limiting the liquidity features or the Death Benefit protection provided under the Annuity,  limiting the right to make additional Purchase Payments,  changing the number of transfers  allowable under the Annuity or restricting the Sub-accounts  that are available.  Other limitations  and/or  restrictions may apply.

Except as noted below,  Purchase  Payments  must be  submitted  by check drawn on a U.S.  bank,  in U.S.  dollars,  and made payable to
American  Skandia.  Purchase  Payments  may  also  be  submitted  via  1035  exchange  or  direct  transfer  of  funds.  Under  certain circumstances,  Purchase  Payments may be  transmitted  to American  Skandia via wiring funds  through your  investment  professional's broker-dealer  firm.  Additional  Purchase  Payments may also be applied to your Annuity under an  arrangement  called "bank  drafting"
where you  authorize  us to  deduct  money  directly  from your bank  account.  We may  reject  any  payment  if it is  received  in an unacceptable form.  Our acceptance of a check is subject to our ability to collect funds.

Age Restrictions:  There is no age restriction to purchase the Annuity.  However,  the basic Death Benefit provides greater  protection for persons under age 70 if the contract was purchased  before May 1, 2001,  and age 85 if the contract is purchased on or after May 1,
2001.  You should  consider  your need to access your Account  Value and whether the  Annuity's  liquidity  features  will satisfy that need.  If you take a  distribution  prior to age 591/2, you may be subject to a 10% penalty in addition to ordinary  income taxes on any gain.  The availability of certain optional benefits may vary based on the age of the Owner on the Issue Date of the Annuity.

Owner, Annuitant and Beneficiary Designations: On your Application, we will ask you to name the Owner(s), Annuitant and one or more
Beneficiaries for your Annuity.

|X|      Owner:  The  Owner(s)  holds all  rights  under the  Annuity.  You may name  more than one Owner in which  case all  ownership
         -----
       rights are held jointly.  However,  this Annuity does not provide a right of survivorship.  Refer to the Glossary of Terms for a complete description of the term "Owner."
|X|      Annuitant:  The  Annuitant  is the person we agree to make  annuity  payments  to and upon whose life we continue to make such
         ---------
       payments.  You must name an Annuitant who is a natural  person.  We do not accept a designation of joint  Annuitants  during the accumulation  period. Where allowed by law, you may name one or more Contingent  Annuitants.  A Contingent Annuitant will become the Annuitant if the Annuitant dies before the Annuity Date.  Please refer to the discussion of  "Considerations  for Contingent
       Annuitants" in the Tax Considerations section of the Prospectus.
|X|      Beneficiary:  The  Beneficiary  is the person(s) or entity you name to receive the death  benefit.  If no beneficiary is named
         -----------
       the death benefit will be paid to you or your estate.

Your right to make certain  designations  may be limited if your Annuity is to be used as an IRA or other  "qualified"  investment that is given  beneficial  tax  treatment  under  the Code.  You  should  seek  competent  tax  advice on the  income,  estate  and gift tax implications of your designations.

MANAGING YOUR ANNUITY

MAY I CHANGE THE OWNER, ANNUITANT AND BENEFICIARY DESIGNATIONS?
You may change the Owner,  Annuitant  and  Beneficiary  designations  by sending us a request in writing.  Where  allowed by law,  such changes will be subject to our acceptance.  Some of the changes we will not accept include, but are not limited to:
|X|      a new Owner  subsequent to the death of the Owner or the first of any joint Owners to die,  except where a  spouse-Beneficiary has become the Owner as a result of an Owner's death;
|X|      a new Annuitant subsequent to the Annuity Date;
|X|      for "non-qualified" investments, a new Annuitant prior to the Annuity Date if the Annuity is owned by an entity; and
|X|      a change in Beneficiary if the Owner had previously made the designation irrevocable.

Spousal Owners/Spousal Beneficiaries
If an Annuity is co-owned by spouses,  we will assume that the sole primary  Beneficiary  is the  surviving  spouse unless you elect an alternative  Beneficiary  designation.  Unless  you elect an  alternative  Beneficiary  designation,  upon the death of either  spousal
Owner,  the  surviving  spouse may elect to assume  ownership of the Annuity  instead of taking the Death  Benefit  payment.  The Death
Benefit  that  would  have been  payable  will be the new  Account  Value of the  Annuity  as of the date of due proof of death and any required proof of a spousal  relationship.  As of the date the assumption is effective,  the surviving  spouse will have all the rights and benefits that would be available  under the Annuity to a new purchaser of the same  attained age. For purposes of  determining  any future Death Benefit for the  beneficiary  of the surviving  spouse,  the new Account Value will be considered as the initial  Purchase
Payment.  No CDSC  will  apply to the new  Account  Value.  However,  any  additional  Purchase  Payments  applied  after  the date the assumption is effective will be subject to all provisions of the Annuity, including the CDSC when applicable.

Spousal Contingent Annuitant
If the Annuity is owned by an entity and the  surviving  spouse is named as a Contingent  Annuitant,  upon the death of the  Annuitant, the surviving  spouse will become the  Annuitant.  No Death Benefit is payable upon the death of the  Annuitant.  However,  the Account
Value of the Annuity as of the date of due proof of death of the Annuitant  (and any required proof of the spousal  relationship)  will reflect the amount that would have been payable had a Death Benefit been paid.

MAY I RETURN THE ANNUITY IF I CHANGE MY MIND?
If after  purchasing  your  Annuity  you change  your mind and decide that you do not want it, you may return it to us within a certain period of time known as a right to cancel  period.  This is often  referred to as a  "free-look."  Depending  on the state in which you purchased your Annuity and, in some states,  if you purchased the Annuity as a replacement  for a prior  contract,  the right to cancel period may be ten (10) days,  twenty-one  (21) days or longer,  measured from the time that you received  your  Annuity.  If you return your Annuity during the applicable  period,  we will refund your current  Account Value plus any tax charge  deducted.  This amount may be higher or lower than your  original  Purchase  Payment.  Where  required by law, we will return your  current  Account  Value or the amount of your initial  Purchase  Payment,  whichever  is greater.  The same rules may apply to an Annuity that is purchased as an IRA.
In any situation  where we are required to return the greater of your Purchase  Payment or Account Value,  we may allocate your Account
Value to the AST Money Market  Sub-account  during the right to cancel period and for a reasonable  additional  amount of time to allow for delivery of your Annuity.

MAY I MAKE ADDITIONAL PURCHASE PAYMENTS?
The minimum amount that we accept as an additional  Purchase  Payment is $100 unless you participate in American  Skandia's  Systematic
Investment Plan or a periodic  purchase payment program.  We will allocate any additional  Purchase Payments you make according to your most recent allocation instructions, unless you request new allocations when you submit a new Purchase Payment.

ADDITIONAL AMOUNTS ON QUALIFYING PURCHASE PAYMENTS
Under certain  circumstances  we may credit  Additional  Amounts to your Annuity if you submit a large  initial or subsequent  Purchase
Payment.  Each  Purchase  Payment  must  qualify  separately  to receive any  Additional  Amounts.  As of the date of this  Prospectus,
Additional  Amounts are being offered.  However,  we may modify,  suspend or terminate this program at any time at our sole discretion.
Any Additional Amounts are provided from our general account.

Additional  Amounts are payable as a percentage of the qualifying  Purchase  Payment made to your Annuity  according to the breakpoints shown  below.  The  percentage  also  depends on the age of the oldest of any Owner on the date we apply the  Purchase  Payment to your
Annuity.  If the Owner of the Annuity is an entity, the age is determined based on the age of the Annuitant.

                   ----------------------------------------- -------------------------------------
                                                                      Additional Amount*
                                                             Less than Age 80    Age 80 or more
                   ----------------------------------------- ------------------ ------------------
                   ----------------------------------------- ------------------ ------------------
                   Between $1,000,000 and $4,999,999               2.0%               1.0%
                   ----------------------------------------- ------------------ ------------------
                   ----------------------------------------- ------------------ ------------------
                   $5,000,000 or greater                           3.0%               1.5%
                   ----------------------------------------- ------------------ ------------------
                    *  as a percentage of the Purchase Payment.

Additional Amounts are not offered on Purchase Payments of less than $1 million.

How are Additional Amounts applied to my Account Value?
Any  Additional  Amounts are allocated to your Account  Value at the time the  qualifying  Purchase  Payment is applied to your Account
Value.  Additional Amounts are allocated to the investment options in the same ratio as the applicable Purchase Payment is applied.

Special Treatment of Additional Amounts
|X|      Any  Additional  Amounts  applied to your  Annuity can be  recovered  by  American  Skandia if you elect to  "free-look"  your
     Annuity.  The amount returned to you will not include any Additional Amounts.
|X|      We do not consider Additional Amounts to be "investment in the contract" for income tax purposes.
|X|      You may not withdraw  any  Additional  Amounts  under the Free  Withdrawal  provision  without  assessment  of the  Contingent
     Deferred Sales Charge  (see "Can I make withdrawals from my Annuity without a CDSC?").

Additional Amounts applied to estimated Purchase Payments
Under certain  circumstances,  we may consider two or more separate  Purchase  Payments as if they had been  submitted at the same time when  determining the percentage to apply based on the breakpoints  described  above. To make use of this procedure,  often referred to as a "letter of intent",  you must provide evidence of your intention to submit the cumulative  additional  Purchase  Payments within a
13-month  period.  A letter  of intent  must be  provided  to us prior to the Issue  Date to be  effective.  Acceptance  of a letter of intent is at our sole discretion and may be subject to restrictions as to the minimum initial  Purchase  Payment that must be submitted to receive the next higher breakpoint.

Failure  to inform us that you  intend to submit  two or more  large  Purchase  Payments  within a  13-month  period may result in your
Annuity being credited no Additional Amounts or fewer Additional Amounts than would otherwise be credited to your Annuity.

If you submit a letter of intent and receive  Additional  Amounts that otherwise  would not have applied BUT do not submit the required
Purchase  Payments  during the 13-month  period as required by your letter of intent,  we may recover any Additional  Amounts  pro-rata from the  investment  options based on your Account  Value as of the date we act to recover the  Additional  Amounts.  If the amount of the recovery exceeds your then current Surrender Value, we will recover all remaining Account Value and terminate your Annuity.

MAY I MAKE SCHEDULED PAYMENTS DIRECTLY FROM MY BANK ACCOUNT?
You can make  additional  Purchase  Payments to your  Annuity by  authorizing  us to deduct money  directly  from your bank account and
              ----------
applying it to your  Annuity.  This type of program is often  called  "bank  drafting".  We call our bank  drafting  program  "American
Skandia's  Systematic  Investment Plan." Purchase Payments made through bank drafting may only be allocated to the variable  investment options when  applied.  Bank  drafting  allows you to invest in your  Annuity with a lower  initial  Purchase  Payment,  as long as you authorize  payments  that will  equal at least  $1,000  during  the first 12 months of your  Annuity.  We may  suspend  or cancel  bank drafting privileges if sufficient funds are not available from the applicable  financial  institution on any date that a transaction is scheduled to occur.

MAY I MAKE PURCHASE PAYMENTS THROUGH A SALARY REDUCTION PROGRAM?
These types of programs are only available with certain types of qualified  investments.  If your employer sponsors such a program,  we may agree to accept  periodic  Purchase  Payments  through  a salary  reduction  program  as long as the  allocations  are made only to variable investment options and the periodic Purchase Payments received in the first year total at least $1,000.

MANAGING YOUR ACCOUNT VALUE

HOW AND WHEN ARE PURCHASE PAYMENTS INVESTED?
(See "Valuing Your Investment" for a description of our procedure for pricing initial and subsequent Purchase Payments.)

Initial  Purchase  Payment:  Once we accept your  application,  we invest your net Purchase  Payment in the  Annuity.  The net Purchase
Payment is your initial  Purchase  Payment  minus any tax charges  that may apply.  On your  application  we ask you to provide us with instructions  for allocating your Account Value.  You can allocate  Account Value to one or more variable  investment  options or Fixed
Allocations.

In those states where we are required to return your Purchase  Payment if you exercise  your right to return the Annuity,  we initially allocate all amounts that you choose to allocate to the variable  investment  options to the AST Money Market  Sub-account.  At the end of the right to cancel  period we will  reallocate  your Account Value  according to your most recent  allocation  instructions.  Where permitted by law, we will allocate your Purchase Payments according to your initial  instructions,  without  temporarily  allocating to the AST Money Market  Sub-account.  To do this,  we will ask that you execute our form called a "return  waiver" that  authorizes us to allocate your Purchase  Payment to your chosen  Sub-accounts  immediately.  If you submit the "return waiver" and then decide to return your  Annuity  during the right to cancel  period,  you will receive  your  current  Account  Value which may be more or less than your initial Purchase Payment (see "May I Return the Annuity if I Change my Mind?").

Subsequent  Purchase  Payments:  We will  allocate  any  additional  Purchase  Payments you make  according to your current  allocation instructions.  If any rebalancing or asset allocation  programs are in effect,  the allocation  should conform with such a program.  We assume  that your  current  allocation  instructions  are  valid  for  subsequent  Purchase  Payments  until you make a change to those allocations or request new allocations when you submit a new Purchase Payment.

ARE THERE RESTRICTIONS OR CHARGES ON TRANSFERS BETWEEN INVESTMENT OPTIONS?
During the accumulation  period you may transfer  Account Value between  investment  options.  Transfers are not subject to taxation on any gain.  We currently  limit the number of  Sub-accounts  you can invest in at any one time to twenty (20).  However,  you can invest in an unlimited  number of Fixed  Allocations.  We may require a minimum of $500 in each  Sub-account you allocate  Account Value to at the time of any  allocation or transfer.  If you request a transfer and, as a result of the transfer,  there would be less than $500 in the Sub-account,  we may transfer the remaining Account Value in the Sub-account pro rata to the other investment  options to which you transferred.

Currently,  we charge $10.00 for each transfer  after the twentieth  (20th) in each Annuity Year,  including  transfers made as part of any  rebalancing,  market timing,  asset  allocation or similar program which you have  authorized.  Transfers made as part of a dollar cost  averaging  program do not count  toward the twenty free  transfer  limit.  Renewals or  transfers  of Account  Value from a Fixed
Allocation  at the end of its  Guarantee  Period are not subject to the  transfer  charge.  We may reduce the number of free  transfers allowable  each Annuity Year (subject to a minimum of eight)  without  charging a Transfer Fee unless you make use of electronic  means to transmit your transfer  requests.  We may eliminate the Transfer Fee for transfer  requests  transmitted  electronically  or through other means that reduce our processing costs.

We reserve the right to limit the number of transfers  in any Annuity  Year for all  existing or new Owners.  We also reserve the right to limit the number of  transfers  in any Annuity  Year or to refuse any  transfer  request  for an Owner or certain  Owners if: (a) we believe that  excessive  trading or a specific  transfer  request or group of transfer  requests may have a detrimental  effect on Unit
Values or the share prices of the  Portfolios;  or (b) we are informed by one or more of the Portfolios that the purchase or redemption of  shares  must be  restricted  because  of  excessive  trading  or a  specific  transfer  or group of  transfers  is deemed to have a detrimental  effect on the share prices of affected  Portfolios.  Without  limiting the above, the most likely scenario where either of the above could occur would be if the  aggregate  amount of a trade or trades  represented a relatively  large  proportion of the total assets of a  particular  Portfolio.  Under such a  circumstance,  we will process  transfers  according to our rules then in effect and provide notice if the transfer request was denied.  If a transfer request is denied, a new transfer request may be required.

DO YOU OFFER DOLLAR COST AVERAGING?
Yes. We offer Dollar Cost Averaging during the accumulation  period.  Dollar Cost Averaging  allows you to  systematically  transfer an amount  each month from one  investment  option to one or more other  investment  options.  You can choose to transfer  earnings  only, principal plus earnings or a flat dollar amount.  Dollar Cost Averaging  allows you to invest  regularly each month,  regardless of the current unit value (or price) of the  Sub-account(s)  you invest in. This  enables you to purchase  more units when the market price is low and fewer units when the market price is high.  This may result in a lower  average cost of units over time.  However,  there is no guarantee  that  Dollar Cost  Averaging  will result in a profit or protect  against a loss in a declining  market.  We do not deduct a charge for participating in a Dollar Cost Averaging program.

You must have a minimum Account Value of at least $10,000 to enroll in a Dollar Cost Averaging program.

You can Dollar Cost Average from variable  investment  options or Fixed  Allocations.  Dollar Cost Averaging from Fixed  Allocations is subject to a number of rules that include, but are not limited to the following:
|X|      You may only use Fixed Allocations with Guarantee Periods of 1, 2 or 3 years.
|X|      You may only Dollar Cost Average  earnings or principal plus earnings.  If transferring  principal plus earnings,  the program must be designed to last the entire Guarantee Period for the Fixed Allocation.
|X|      Dollar Cost Averaging transfers from Fixed Allocations are not subject to a Market Value Adjustment.

NOTE:  When a Dollar  Cost  Averaging  program is  established  from a Fixed  Allocation,  the fixed rate of interest we credit to your
Account  Value is applied to a  declining  balance due to the  transfers  of Account  Value to the  Sub-accounts  during the  Guarantee
Period.  This will reduce the effective rate of return on the Fixed Allocation over the Guarantee Period.

DO YOU OFFER ANY AUTOMATIC REBALANCING PROGRAMS?
Yes.  During the  accumulation  period,  we offer  automatic  rebalancing  among the variable  investment  options you choose.  You can choose  to have your  Account  Value  rebalanced  quarterly,  semi-annually,  or  annually.  On the  appropriate  date,  your  variable investment  options are rebalanced to the allocation  percentages you request.  For example,  over time the performance of the variable investment  options  will  differ,  causing  your  percentage  allocations  to shift.  With  automatic  rebalancing,  we  transfer  the appropriate  amount  from the  "overweighted"  Sub-accounts  to the  "underweighted"  Sub-accounts  to return your  allocations  to the percentages  you  request.  If you request a transfer  from or into any  variable  investment  option  participating  in the  automatic rebalancing  program,  we will assume that you wish to change your rebalancing  percentages as well, and will automatically  adjust the rebalancing percentages in accordance with the transfer unless we receive alternate instructions from you.

You must have a minimum Account Value of at least $10,000 to enroll in automatic  rebalancing.  All  rebalancing  transfers made on the same day as part of an automatic  rebalancing  program are  considered as one transfer when counting the number of transfers  each year toward the maximum number of free transfers.  We do not deduct a charge for participating in an automatic rebalancing program.

DO YOU OFFER PROGRAMS DESIGNED TO GUARANTEE A "RETURN OF PREMIUM" AT A FUTURE DATE?
Yes. We offer two  different  programs for  investors  who wish to invest in the variable  investment  options but also wish to protect their  principal,  at least as of a specific  date in the  future.  You may not want to use either of these  programs  if you expect to begin taking annuity payments before the program would be completed.

Balanced Investment Program
We offer a balanced  investment  program  where a portion of your Account  Value is allocated to a Fixed  Allocation  and the remaining
Account Value is allocated to the variable  investment  options that you select.  When you enroll in the Balanced  Investment  Program, you choose the  duration  that you wish the  program to last.  This  determines  the  duration  of the  Guarantee  Period for the Fixed
Allocation.  Based on the fixed rate for the  Guarantee  Period  chosen,  we calculate  the portion of your Account  Value that must be allocated to the Fixed Allocation to grow to a specific  "principal amount" (such as your initial Purchase  Payment).  We determine the amount  based on the rates then in effect for the  Guarantee  Period you  choose.  If you  continue  the  program  until the end of the
Guarantee  Period and make no withdrawals or transfers,  at the end of the Guarantee  Period,  the Fixed  Allocation will have grown to equal the  "principal  amount".  Withdrawals  or  transfers  from the Fixed  Allocation  before the end of the  Guarantee  Period  will terminate  the program and may be subject to a Market Value  Adjustment.  You can transfer the Account  Value that is not  allocated to the Fixed  Allocation  between any of the  Sub-accounts  available  under the  Annuity.  Account  Value you  allocate  to the  variable investment  options  is  subject  to market  fluctuations  and may  increase  or  decrease  in  value.  We do not  deduct a charge  for participating in the Balanced Investment Program.

         Example
         Assume you invest  $100,000.  You choose a 10-year program and allocate a portion of your Account Value to a Fixed  Allocation with a 10-year  Guarantee Period.  The rate for the 10-year  Guarantee Period is 5.33%*.  Based on the fixed interest rate for the Guarantee  Period chosen,  the factor is 0.594948 for  determining how much of your Account Value will be allocated to the
         Fixed  Allocation.  That means that  $59,495  will be  allocated  to the Fixed  Allocation  and the  remaining  Account  Value
         ($41,505)  will be  allocated to the variable  investment  options.  Assuming  that you do not make any  withdrawals  from the
         Fixed  Allocation,  it will grow to $100,000 at the end of the Guarantee  Period. Of course we cannot predict the value of the remaining Account Value that was allocated to the variable investment options.

*        The rate in this example is hypothetical and may not reflect the current rate for Guarantee Periods of this duration.

Guaranteed Return Option (GRO)SM
We also offer a  seven-year  program  where we monitor your Account  Value daily and  systematically  transfer  amounts  between  Fixed
Allocations  and the variable  investment  options you choose.  American  Skandia  guarantees that at the end of the seventh (7th) year from  commencement  of the program (or any program  restart  date),  you will receive no less than your  Account  Value on the date you elected to  participate  in the  program,  including  any  Additional  Amounts (if  applicable)  we applied to your  Purchase  Payments
("commencement  value").  On the program  maturity date, if your Account Value is below the commencement  value,  American Skandia will apply  additional  amounts to your Annuity so that it is equal to  commencement  value or your  Account  Value on the date you elect to restart the program  duration.  Any amounts  added to your  Annuity  will be applied to the AST Money  Market  Sub-account,  unless you provide us with  alternative  instructions.  We will notify you of any  amounts  added to your  Annuity  under the  program.  We do not consider amounts added to your Annuity to be "investment in the contract" for income tax purposes.

Account  Value is only  transferred  to and  maintained  in Fixed  Allocations  to the  extent we, in our sole  discretion,  deem it is
                  ----
necessary  to support our  guarantee  under the  program.  This differs  from the  Balanced  Investment  Program  where a set amount is allocated to a Fixed  Allocation  regardless of the  performance of the  underlying  Sub-accounts.  With the Guaranteed  Return Option, your Annuity is able to participate in the upside potential of the Sub-accounts  while only  transferring  amounts to Fixed Allocations to protect against  significant  market downturns.  NOTE: If a significant  amount of your Account Value is systematically  transferred to Fixed Allocations  during prolonged market declines,  less of your Account Value may be immediately  available to participate in the upside potential of the Sub-accounts if there is a subsequent market recovery.

Each  business day we monitor the  performance  of your Account Value to determine  whether it is greater  than,  equal to or below our
"reallocation  trigger",  described  below.  Based on the performance of the  Sub-accounts in which you choose to allocate your Account
Value  relative to the  reallocation  trigger,  we may transfer  some or all of your Account Value to or from a Fixed  Allocation.  You have  complete  discretion  over the  allocation  of your Account  Value that remains  allocated  in the variable  investment  options.
However, we reserve the right to restrict certain Portfolios if you participate in the program.

|X|      Account Value greater than or equal to reallocation  trigger:  Your Account Value in the variable  investment  options remains allocated  according  to your most recent  instructions.  If a portion of Account  Value was  previously  allocated to a Fixed
         Allocation,  those amounts may be transferred from the Fixed Allocation and  re-allocated to the variable  investment  options pro-rata according to your current allocations.  A Market Value Adjustment will apply.

|X|      Account Value below reallocation  trigger:  A portion of your Account Value in the variable  investment options is transferred to a new Fixed Allocation.  These amounts are transferred on a pro-rata basis from the variable  investment  options.  The new
         Fixed Allocation will have a Guarantee  Period equal to the remaining  duration in the Guaranteed  Return Option.  The Account
         Value  applied to the new Fixed  Allocation  will be credited  with the fixed  interest rate then being applied to a new Fixed
         Allocation  of the next higher  yearly  duration.  The Account Value will remain  invested in the Fixed  Allocation  until the maturity date of the program  unless,  at an earlier  date,  your Account  Value is at or above the  reallocation  trigger and amounts  can be  transferred  to the  variable  investment  options (as  described  above)  while  maintaining  the  guarantee protection under the program.

American  Skandia uses an  allocation  mechanism  based on  assumptions  of expected and maximum  market  volatility  to determine  the reallocation  trigger.  The  allocation  mechanism is used to determine the allocation of Account Value between Fixed  Allocations  and the Sub-accounts you choose.  American  Skandia reserves the right to change the allocation  mechanism and the reallocation  trigger at its discretion.

Program Termination
The Guaranteed  Return Option will  terminate on its maturity  date. You can elect to participate in a new Guaranteed  Return Option or re-allocate  your  Account  Value at that time.  Upon  termination,  any  Account  Value  allocated  to the Fixed  Allocations  will be transferred to the AST Money Market Sub-account, unless you provide us with alternative instructions.

Special Considerations under the Guaranteed Return Option
This program is subject to certain rules and restrictions, including, but not limited to the following:
|X|      You may  terminate  the  Guaranteed  Return  Option at any  time.  American  Skandia  does not  provide  any  guarantees  upon termination of the program.
|X|      Withdrawals  from your  Annuity  while the  program  is in effect  will  reduce the  guaranteed  amount  under the  program in proportion  to your  Account  Value at the time of the  withdrawal.  Withdrawals  will be subject to all other  provisions  of the
     Annuity, including any Contingent Deferred Sales Charge or Market Value Adjustment that would apply.
|X|      Additional  Purchase Payments applied to the Annuity while the program is in effect will only increase the amount  guaranteed;
     however, all or a portion of any additional Purchase Payments may be allocated to the Fixed Allocations.
|X|      Annuity Owners cannot  transfer  Account Value to or from a Fixed  Allocation  while  participating  in the program and cannot participate in any dollar cost averaging program that transfers  Account Value from a Fixed Allocation to the variable  investment options.
|X|      Transfers  from Fixed  Allocations  will be subject to the Market Value  Adjustment  formula under the Annuity;  however,  the
     0.10%  "cushion"  feature of the formula will not apply. A Market Value  Adjustment may be either  positive or negative.  Transfer amounts will be taken from the most recently applied Fixed Allocation.
|X|      Transfers from the  Sub-accounts to Fixed  Allocations or from Fixed  Allocations to the  Sub-accounts  under the program will not count toward the maximum number of free transfers allowable under the Annuity.
|X|      The Guaranteed  Return Option will terminate:  (a) upon the death of the Owner or the Annuitant (in an entity owned contract);
     and (b) as of the date Account Value is applied to begin annuity payments.
|X|      You can elect to  restart  the seven (7) year  program  duration  on any  anniversary  of the Issue Date of the  Annuity.  The
     Account Value on the date the restart is effective  will become the new  commencement  value.  You can only elect the program once per Annuity Year.

Charges under the Program
We charge a fee of 0.25% of  Account  Value per year to  participate  in the  Guaranteed  Return  Option.  The  charge is  deducted  to compensate  American  Skandia  for: (a) the risk that your  Account  Value on the maturity  date of the program is less than the amount guaranteed;  and (b)  administration  of the program.  The charge is deducted in arrears on an annual basis on each  anniversary of the
Issue Date of the  Annuity.  If you choose to begin the  program on a date other than the Issue Date of the  Annuity or an  anniversary of the Issue Date of the  Annuity,  we will charge a pro-rata  portion of the annual  charge for the  remaining  portion of the Annuity
Year. If the program  terminates before  completion for any reason other than death or  medically-related  surrender,  we will assess a pro-rata  portion of the annual charge.  We will deduct the annual charge for  participating  in the program pro-rata from the variable investment options.

MAY I AUTHORIZE MY INVESTMENT PROFESSIONAL TO MANAGE MY ACCOUNT?
Yes.  You may  authorize  your  investment  professional  to direct the  allocation  of your  Account  Value and to  request  financial transactions  between  investment  options while you are living,  subject to our rules. You must contact us immediately if and when you revoke such authority.  We will not be responsible for acting on instructions  from your investment  professional if you fail to inform us that such person's  authority has been revoked.  We may also suspend,  cancel or limit these  privileges at any time. We will notify you if we do.

We or an affiliate of ours may provide administrative support to licensed,  registered investment  professionals or investment advisors who you authorize to make financial  transactions on your behalf.  These investment  professionals may be firms or persons who also are appointed by us as authorized  sellers of the Annuity.  However,  we do not offer advice about how to allocate your Account Value under any  circumstance.  Any  investment  professionals  you engage to provide  advice  and/or make  transfers  for you is not acting on our behalf.  We are not  responsible for any  recommendations  such investment  professionals  make, any market timing or asset  allocation programs they choose to follow or any specific transfers they make on your behalf.

We may require  investment  professionals  or investment  advisors,  who are authorized by multiple  contract  owners to make financial transactions,  to enter into an  administrative  agreement with American  Skandia as a condition of our accepting  transactions on your behalf.  The  administrative  agreement may impose  limitations on the investment  professional's  or investment  advisor's  ability to request  financial  transactions on your behalf.  These  limitations  are intended to minimize the detrimental  impact of an investment professional  who is in a position to  transfer  large  amounts of money for  multiple  clients in a  particular  Portfolio  or type of portfolio or to comply with specific  restrictions or limitations  imposed by a Portfolio(s) on American  Skandia.  The  administrative agreement  may limit  the  available  investment  options,  require  advance  notice of large  transactions,  or impose  other  trading limitations on your investment  professional.  Your  investment  professional  will be informed of all such  restrictions on an ongoing basis.  We may also require that your  investment  professional  transmit  all  financial  transactions  using the  electronic  trading functionality  available  through our Internet  website  (www.americanskandia.com).  Limitations  that we may impose on your investment professional or investment advisor under the terms of the  administrative  agreement do not apply to financial  transactions  requested by an Owner on their own behalf, except as otherwise described in this Prospectus.

HOW DO THE FIXED INVESTMENT OPTIONS WORK?
We credit  the fixed  interest  rate to the Fixed  Allocation  throughout  a set  period of time  called a  "Guarantee  Period."  Fixed
Allocations  currently are offered with Guarantee  Periods from 1 to 10 years.  We may make Fixed  Allocations  of different  durations available in the future,  including Fixed Allocations  offered  exclusively for use with certain optional  investment  programs.  Fixed
Allocations  may not be available in all states and may not always be available for all Guarantee  Periods  depending on market factors and other considerations.

The interest  rate credited to a Fixed  Allocation  is the rate in effect when the  Guarantee  Period begins and does not change during the Guarantee  Period.  The rates are an effective annual rate of interest.  We determine the interest rates for the various  Guarantee
Periods.  At the time that we confirm  your Fixed  Allocation,  we will  advise  you of the  interest  rate in effect and the date your
Fixed  Allocation  matures.  We may change the rates we credit new Fixed  Allocations at any time. Any change in interest rate does not affect  Fixed  Allocations  that  were in  effect  before  the date of the  change.  To  inquire  as to the  current  rates  for  Fixed
Allocations, please call 1-800-766-4530.

A Guarantee Period for a Fixed Allocation begins:
|X|      when all or part of a net Purchase Payment is allocated to that particular Guarantee Period;
|X|      upon transfer of any of your Account Value to a Fixed Allocation for that particular Guarantee Period; or
|X|      when you "renew" a Fixed Allocation by electing a new Guarantee Period.

To the extent  permitted by law, we may  establish  different  interest  rates for Fixed  Allocations  offered to a class of Owners who choose to participate in various optional  investment programs we make available.  This may include,  but is not limited to, Owners who elect to use Fixed  Allocations  under a dollar  cost  averaging  program  (see "Do You Offer  Dollar Cost  Averaging?")  or a balanced investment  program (see " Do you offer  programs  designed to guarantee a "Return of Premium" at a future  date?").  The interest rate credited to Fixed  Allocations  offered to this class of purchasers may be different than those offered to other  purchasers who choose the same Guarantee Period but who do not participate in an optional investment program.  Any such program is at our sole discretion.

HOW DO YOU DETERMINE RATES FOR FIXED ALLOCATIONS?
We do not have a specific  formula for  determining  the fixed  interest rates for Fixed  Allocations.  Generally the interest rates we offer for Fixed  Allocations  will reflect the  investment  returns  available on the types of investments we make to support our fixed rate  guarantees.  These  investment  types may include  cash,  debt  securities  guaranteed by the United  States  government  and its agencies and  instrumentalities,  money market  instruments,  corporate debt obligations of different  durations,  private  placements, asset-backed  obligations  and municipal  bonds.  In  determining  rates we also  consider  factors such as the length of the Guarantee
Period for the Fixed  Allocation,  regulatory  and tax  requirements,  liquidity  of the markets for the type of  investments  we make, commissions,  administrative  and investment  expenses,  our insurance  risks in relation to the Fixed  Allocations,  general  economic trends and  competition.  Some of these  considerations  are similar to those we consider in determining  the Insurance  Charge that we deduct from Account Value allocated to the Sub-accounts.

We will credit  interest on a new Fixed  Allocation  in an existing  Annuity at a rate not less than the rate we are then  crediting to
Fixed Allocations for the same Guarantee Period selected by new Annuity purchasers in the same class.

The  interest  rate we  credit  for a  Fixed  Allocation  is  subject  to a  minimum.  Please  refer  to the  Statement  of  Additional
Information.  In certain states the interest rate may be subject to a minimum under state law or regulation.

HOW DOES THE MARKET VALUE ADJUSTMENT WORK?
If you transfer or withdraw Account Value from a Fixed Allocation  before the end of its Guarantee  Period, we will adjust the value of your investment  based on a formula,  called a "Market Value  Adjustment" or "MVA".  The Market Value  Adjustment  formula compares the interest  rates credited for Fixed  Allocations at the time you invested,  to interest rates being credited when you make a transfer or withdrawal.  The amount of any Market Value  Adjustment can be either  positive or negative,  depending on the rates that are currently being  credited on Fixed  Allocations.  In certain  states the amount of any Market Value  Adjustment may be limited under state law or regulation.  If your  Annuity is governed by the laws of that state,  any Market Value  Adjustment  that applies will be subject to our rules for complying with such law or regulation.

MVA Formula
The MVA formula is applied  separately to each Fixed  Allocation to determine the Account Value of the Fixed Allocation on a particular date.  The formula is as follows:
                                                      [(1+I) / (1+J+0.0010)]N/12
                                                                where:

                  I is the fixed  interest  rate we  guaranteed  to credit to the Fixed  Allocation as of its starting date;

                  J is the fixed  interest  rate for your class of annuities at the time of the  withdrawal  for a new
                                                                                                                   ---
                  Fixed  Allocation  with a Guarantee  Period equal to the remaining  number of years in your original
                  Guarantee Period;

                  N is the number of months remaining in the original Guarantee Period.

If you surrender your Annuity under the right to cancel provision, the MVA formula is [(1 + I)/(1 + J)]N/12.

If the  transfer or  withdrawal  does not occur on the yearly or monthly  anniversary  of the  beginning of the Fixed  Allocation,  the numbers used in `J' and `N' will be rounded to the next highest integer.

MVA Examples
The following hypothetical examples show the effect of the MVA in determining Account Value.  Assume the following:
|X|      You allocate $50,000 into a Fixed Allocation with a Guarantee Period of 5 years.
|X|      The interest rate for your Fixed Allocation is 5.0% (I = 5.0%).
|X|      You make no  withdrawals  or transfers  until you decided to withdraw  the entire Fixed  Allocation  after  exactly  three (3)
         years, therefore 24 months remain before the Maturity Date (N = 24).

Example of Positive MVA
Assume that at the time you request the withdrawal,  the fixed interest rate for a new Fixed  Allocation with a Guarantee  Period of 24 months is 3.5% (J = 3.5%).  Based on these assumptions, the MVA would be calculated as follows:

                                   MVA Factor = [(1+I)/(I+J+0.0010)]N/12 = [1.05/1.036]2 = 1.027210
                                                      Interim Value = $57,881.25
                                  Account Value after MVA = Interim Value X MVA Factor = $59,456.20.

Example of Negative MVA
Assume that at the time you request the withdrawal,  the fixed interest rate for a new Fixed  Allocation with a Guarantee  Period of 24 months is 6.0% (J = 6.0%).  Based on these assumptions, the MVA would be calculated as follows:

                                   MVA Factor = [(1+I)/(1+J+0.0010)]N/12 = [1.05/1.061)]2 = 0.979372
                                                      Interim Value = $57,881.25
                                  Account Value after MVA = Interim Value X MVA Factor = $56,687.28.

WHAT HAPPENS WHEN MY GUARANTEE PERIOD MATURES?
The "Maturity  Date" for a Fixed  Allocation  is the last day of the  Guarantee  Period.  Before the Maturity  Date,  you may choose to renew the Fixed  Allocation  for a new Guarantee  Period of the same or different  length or you may transfer all or part of that Fixed
Allocation's  Account  Value to another  Fixed  Allocation  or to one or more  Sub-accounts.  We will  notify you before the end of the
Guarantee Period about the fixed interest rates that we are currently  crediting to all Fixed  Allocations that are being offered.  The rates being  credited to Fixed  Allocations  may change  before the  Maturity  Date.  We will not charge a MVA if you choose to renew a
Fixed Allocation on its Maturity Date or transfer the Account Value to one or more variable investment options.

If you do not specify how you want a Fixed  Allocation to be allocated on its Maturity Date, it will be renewed for a Fixed  Allocation of the same duration if then available.

ACCESS TO ACCOUNT VALUE

WHAT TYPES OF DISTRIBUTIONS ARE AVAILABLE TO ME?
During the  accumulation  period you can access your Account Value  through  Partial  Withdrawals,  Systematic  Withdrawals,  and where required for tax  purposes,  Minimum  Distributions.  You can also  surrender  your Annuity at any time. We may deduct a portion of the
Account Value being  withdrawn or  surrendered  as a CDSC. If you  surrender  your Annuity,  in addition to any CDSC, we may deduct the
Annual  Maintenance  Fee,  any Tax Charge  that  applies and the charge for any  optional  benefits.  We may also apply a Market  Value
Adjustment  to any Fixed  Allocations.  Certain  amounts  may be  available  to you each  Annuity  Year that are not subject to a CDSC.
These are  called  "Free  Withdrawals."  In  addition,  under  certain  circumstances,  we may waive the CDSC for  surrenders  made for qualified  medical reasons or for  withdrawals  made to satisfy Minimum  Distribution  requirements.  Unless you notify us differently, withdrawals  are taken pro-rata based on the Account Value in the investment  options at the time we receive your  withdrawal  request.
Each of these types of distributions is described more fully below.

ARE THERE TAX IMPLICATIONS FOR DISTRIBUTIONS?
(For more information, see "Tax Considerations")

During the Accumulation Period
A distribution  during the  accumulation  period is deemed to come first from any "gain" in your Annuity and second as a return of your
"tax  basis",  if any.  Distributions  from your  Annuity  are  generally  subject to  ordinary  income  taxation  on the amount of any investment  gain unless the  distribution  qualifies as a non-taxable  exchange or transfer.  If you take a  distribution  prior to the taxpayer's  age 59 1/2, you may be subject to a 10% penalty in addition to ordinary  income  taxes on any gain.  You may wish to consult a professional tax advisor for advice before requesting a distribution.

During the Annuitization Period
During the  annuitization  period,  a portion of each annuity payment is taxed as ordinary income at the tax rate you are subject to at the time of the payment.  The Code and  regulations  have  "exclusionary  rules" that we use to determine  what portion of each annuity payment  should  be  treated  as a  return  of any tax  basis  you have in the  Annuity.  Once the tax  basis in the  Annuity  has been distributed,  the  remaining  annuity  payments  are  taxable as  ordinary  income.  The tax basis in the  Annuity  may be based on the tax-basis from a prior contract in the case of a 1035 exchange or other qualifying transfer.

CAN I WITHDRAW A PORTION OF MY ANNUITY?
Yes, you can make a withdrawal during the accumulation period.

|X|      To meet liquidity  needs,  you can withdraw a limited amount from your Annuity during each of Annuity Years 1-7 without a CDSC being  applied.  We call this the "Free  Withdrawal"  amount.  The Free  Withdrawal  amount is not  available if you choose to surrender  your  Annuity.  Amounts  withdrawn  as a Free  Withdrawal  do not  reduce  the amount of CDSC that may apply upon a subsequent withdrawal or surrender of the Annuity.  The minimum Free Withdrawal you may request is $100.

|X|      You can also make  withdrawals  in excess of the Free  Withdrawal  amount.  We call this a  "Partial  Withdrawal."  The amount that you may withdraw will depend on the Annuity's  Surrender  Value. The Surrender Value is equal to your Account Value minus any CDSC, the Annual  Maintenance Fee, the Tax Charge,  any charges for optional benefits and any Market Value Adjustment that may apply to any Fixed  Allocations.  After any Partial  Withdrawal,  your  Annuity  must have a  Surrender  Value of at least
         $1,000,  or we may treat the Partial  Withdrawal  request as a request to fully  surrender your Annuity.  The minimum  Partial
         Withdrawal you may request is $100.

When we determine if a CDSC applies to Partial  Withdrawals and Systematic  Withdrawals,  we will first determine what, if any, amounts qualify as a Free  Withdrawal.  Those amounts are not subject to the CDSC.  Partial  Withdrawals  or Systematic  Withdrawals of amounts greater than the maximum Free Withdrawal amount will be subject to a CDSC.

You may request a withdrawal  for an exact dollar  amount after  deduction  of any CDSC that  applies  (called a "net  withdrawal")  or request a gross  withdrawal  from which we will deduct any CDSC that  applies,  resulting  in less money being  payable to you than the amount you  requested.  If you  request a net  withdrawal,  the amount  deducted  from your  Account  Value to pay the CDSC may also be subject to a CDSC.

Partial Withdrawals may also be available following annuitization but only if you choose certain annuity payment options.

To request the forms necessary to make a withdrawal from your Annuity,  contact our Customer  Service Team at  1-800-752-6342  or visit our Internet Website at www.americanskandia.com.

HOW MUCH CAN I WITHDRAW AS A FREE WITHDRAWAL?
The maximum Free Withdrawal amount during any Annuity Year is the greater of:
|X|      the "Growth" in the Annuity; or
|X|      10% of Purchase  Payments that, as of the date of the withdrawal,  have been invested for less than the CDSC period (with your
     Annuity, seven (7) years).  The 10% amount is not cumulative.

"Growth"  equals the current  Account  Value less all Purchase  Payments that have been invested for less than the CDSC period and have not been  previously  withdrawn.  "Growth"  does not include any  additional  amounts we applied to your Annuity based on your Purchase
Payments.

NOTE: Free  withdrawals do not reduce the amount of any CDSC that would apply upon a partial  withdrawal or subsequent  surrender.  The minimum Free Withdrawal you may request is $100.

Examples
Assume you make an initial Purchase  Payment of $10,000 and make no additional  Purchase  Payments.  Assume that in Annuity Year 2, due to positive  investment  performance,  your Account Value is $11,500 in your second Annuity Year. Your maximum Free  Withdrawal  amount would be the greater of Growth  (Account Value minus Purchase  Payments = $1,500) or 10% of Purchase  Payments  ($1,000).  Your maximum
Free Withdrawal amount would therefore be $1,500.

Further  assume that in your third  Annuity  Year,  you choose to  surrender  your  Annuity.  Assume that after taking your $1,500 Free
Withdrawal in Year 2, your Account Value has  increased to $12,000 due to positive  investment  performance.  Upon  surrender,  we will deduct a CDSC of 5.0% based on the number of years that your  Purchase  Payment  has been  invested  times the amount of your  Purchase
Payment that has not been  previously  withdrawn  (5.0% of $10,000 = $500).  The amount of the previous Free Withdrawal was not subject to a CDSC when  withdrawn.  Therefore,  upon  surrender,  the amount of the entire  Purchase  Payment is subject to the CDSC. You would receive $11,500 minus the Annual Maintenance Fee.

When we determine if a CDSC applies to Partial  Withdrawals and Systematic  Withdrawals,  we will first determine what, if any, amounts qualify as a Free  Withdrawal.  Those  amounts are not subject to the CDSC.  Partial  Withdrawal  or  Systematic  Withdrawal of amounts greater than the maximum Free Withdrawal amount will be subject to a CDSC.

IS THERE A CHARGE FOR A PARTIAL WITHDRAWAL?
A CDSC may be  assessed  against a Partial  Withdrawal  during the  accumulation  period.  Whether a CDSC  applies and the amount to be charged  depends on whether  the  Partial  Withdrawal  exceeds  any Free  Withdrawal  amount  and, if so, the number of years that have elapsed since the Purchase Payment being withdrawn has been invested in the Annuity.

1.   If you request a Partial  Withdrawal we determine if the amount you requested is available as a Free  Withdrawal (in which case it would not be subject to a CDSC);
2.   If the amount requested exceeds the available Free Withdrawal amount:
|X|      First,  we withdraw the amount from Purchase  Payments  that have been invested for longer than the CDSC period,  if any (with your Annuity, seven (7) years);
|X|      Second,  we withdraw  the  remaining  amount from the  Purchase  Payments  that are still  subject to a CDSC.  We withdraw the
     "oldest" of your Purchase Payments first so that the lowest CDSC will apply to the amount withdrawn.

     Any CDSC will only apply to the amount withdrawn that exceeds the Free Withdrawal amount.

     For purposes of calculating  the CDSC on a partial  withdrawal,  the Purchase  Payments  being  withdrawn may be greater than your remaining  Account  Value or the  amount  of your  withdrawal  request.  This is most  likely  to occur  if you  have  made  prior withdrawals under the Free Withdrawal provision or if your Account Value has declined in value due to negative market performance.

3.   If the amount  requested  exceeds the amounts  available  under Item #2 above,  we withdraw  the  remaining  amount from any other
     Account Value.

CAN I MAKE PERIODIC WITHDRAWALS FROM THE ANNUITY DURING THE ACCUMULATION PERIOD?
Yes. We call these "Systematic  Withdrawals."  You can receive  Systematic  Withdrawals of earnings only,  principal plus earnings or a flat dollar amount.  Systematic  Withdrawals  may be subject to a CDSC. We will determine  whether a CDSC applies and the amount in the same way as we would for a Partial Withdrawal.

Systematic  Withdrawals can be made from Account Value allocated to the variable  investment options or Fixed  Allocations.  Generally,
Systematic  Withdrawals from Fixed Allocations are limited to earnings accrued after the program of Systematic  Withdrawals  begins, or payments of fixed dollar  amounts that do not exceed such  earnings.  Systematic  Withdrawals  are  available on a monthly,  quarterly, semi-annual  or annual  basis.  The  Surrender  Value of your  Annuity  must be at least  $20,000  before we will  allow you to begin a program of Systematic Withdrawals.

The minimum  amount for each  Systematic  Withdrawal  is $100.  If any  scheduled  Systematic  Withdrawal is for less than $100, we may postpone the withdrawal and add the expected amount to the amount that is to be withdrawn on the next scheduled Systematic Withdrawal.

DO YOU OFFER A PROGRAM FOR WITHDRAWALS UNDER SECTION 72(t) OF THE INTERNAL REVENUE CODE?
Yes. If your Annuity is used as a funding vehicle for certain  retirement  plans that receive special tax treatment under Sections 401,
403(b) or 408 of the Code,  Section  72(t) of the Code may provide an exception to the 10% penalty tax on  distributions  made prior to age 59 1/2if you elect to receive  distributions as a series of "substantially  equal periodic  payments".  Distributions  received under this  provision  in any Annuity  Year that exceed the maximum  amount  available  as a free  withdrawal  will be subject to a CDSC.  To request a program  that  complies  with Section  72(t),  you must provide us with  certain  required  information  in writing on a form acceptable to us. We may require  advance  notice to allow us to calculate  the amount of 72(t)  withdrawals.  The  Surrender  Value of your Annuity must be at least $20,000  before we will allow you to begin a program for  withdrawals  under Section  72(t).  The minimum amount for any such withdrawal is $100.

You may also annuitize  your contract and begin  receiving  payments for the remainder of your life (or life  expectancy) as a means of receiving income payments before age 59 1/2that are not subject to the 10% penalty.

WHAT ARE MINIMUM DISTRIBUTIONS AND WHEN WOULD I NEED TO MAKE THEM?
(See "Tax Considerations" for a further discussion of Minimum Distributions.)

Minimum  Distributions  are a type of Systematic  Withdrawal we allow to meet distribution  requirements  under Sections 401, 403(b) or
408 of the Code.  Under the Code,  you may be required to begin  receiving  periodic  amounts from your Annuity.  In such case, we will allow you to make  Systematic  Withdrawals  in amounts that satisfy the minimum  distribution  rules under the Code. We do not assess a
CDSC on Minimum  Distributions  from your Annuity if you are required by law to take such  Minimum  Distributions  from your Annuity at the time it is taken.  However,  a CDSC may be  assessed  on that  portion of a  Systematic  Withdrawal  that is taken to  satisfy  the minimum  distribution  requirements  in relation to other  savings or  investment  plans under  other  qualified  retirement  plans not maintained with American Skandia.

The amount of the required Minimum  Distribution for your particular  situation may depend on other annuities,  savings or investments.
We will only  calculate  the amount of your required  Minimum  Distribution  based on the value of your  Annuity.  We require three (3)
days advance written notice to calculate and process the amount of your payments.  We may charge you for calculating  required  Minimum
Distributions.  You may elect to have Minimum Distributions paid out monthly,  quarterly,  semi-annually or annually.  The $100 minimum that applies to Systematic Withdrawals does not apply to Minimum Distributions.

You may also annuitize  your contract and begin  receiving  payments for the remainder of your life (or life  expectancy) as a means of receiving income payments and satisfying the Minimum Distribution requirements under the Code.

CAN I SURRENDER MY ANNUITY FOR ITS VALUE?
Yes.  During the  accumulation  period you can  surrender  your Annuity at any time.  Upon  surrender,  you will receive the  Surrender
Value.  Upon surrender of your Annuity, you will no longer have any rights under the Annuity.

For purposes of calculating the CDSC on surrender,  the Purchase  Payments being  withdrawn may be greater than your remaining  Account
Value or the  amount  of your  withdrawal  request.  This is most  likely to occur if you have made  prior  withdrawals  under the Free
Withdrawal provision or if your Account Value has declined in value due to negative market performance.

Under certain annuity payment options, you may be allowed to surrender your Annuity for its then current value.

To request the forms necessary to surrender your Annuity,  contact our Customer  Service Team at  1-800-752-6342  or visit our Internet
Website at www.americanskandia.com.

WHAT IS A MEDICALLY-RELATED SURRENDER AND HOW DO I QUALIFY?
Where  permitted by law,  you may request to surrender  your  Annuity  prior to the Annuity Date without  application  of any CDSC upon occurrence of a medically-related "Contingency Event".  The amount payable will be your Account Value.

This waiver of any applicable CDSC is subject to our rules, including but not limited to the following:
|X|      the Annuitant  must be named or any change of Annuitant  must be accepted by us, prior to the  "Contingency  Event"  described below;
|X|      the Annuitant must be alive as of the date we pay the proceeds of such surrender request;
|X|      if the Owner is one or more natural persons, all such Owners must also be alive at such time;
|X|      we must receive  satisfactory  proof of the Annuitant's  confinement in a Medical Care Facility or Fatal Illness in writing on a form satisfactory to us; and
|X|      this benefit is not available if the total Purchase  Payments  received  exceed  $500,000 for all annuities  issued by us with this benefit where the same person is named as Annuitant.

For contracts issued before May 1, 1996 a "Contingency Event" occurs if the Annuitant is:
|X|      first  confined in a "Medical  Care  Facility"  while your Annuity is in force and remains  confined for at least 90 days in a row; or
|X|      first diagnosed as having a "Fatal Illness" while your Annuity is in force.

For contracts  issued on or after May 1, 1996,  and where allowed by law, the Annuitant must have been named or any change of Annuitant must have been  accepted  by us,  prior to the  "Contingency  Event"  described  above,  in order to  qualify  for a  medically-related surrender.

The  definitions  of "Medical Care  Facility" and "Fatal  Illness," as well as additional  terms and  conditions,  are provided in your
Annuity.  Specific details and definitions in relation to this benefit may differ in certain jurisdictions.

WHAT TYPES OF ANNUITY OPTIONS ARE AVAILABLE?
We currently make annuity  options  available that provide fixed annuity  payments,  variable  payments or adjustable  payments.  Fixed options  provide the same  amount with each  payment.  Variable  options  generally  provide a payment  which may  increase or decrease depending on the investment  performance of the  Sub-accounts.  However,  currently,  we also make a variable payment option that has a guarantee  feature.  Adjustable  options provide a fixed payment that is periodically  adjusted based on current  interest rates. We do not guarantee to make any annuity payment options  available in the future.  For additional  information on annuity payment options you may request a Statement of Additional Information.

When you  purchase an Annuity,  or at a later date,  you may choose an Annuity  Date,  an annuity  option and the  frequency of annuity payments.  You may change your  choices up to 30 days before the  Annuity  Date.  A maximum  Annuity  Date may be required by law.  Any change to these  options must be in writing.  The Annuity Date may depend on the annuity  option you choose.  Certain  annuity  options may not be available depending on the age of the Annuitant.

Certain of these annuity  options may be available to  Beneficiaries  who choose to receive the Death  Benefit  proceeds as a series of payments instead of a lump sum payment.

Option 1
--------
Payments for Life:  Under this option,  income is payable  periodically  until the death of the "key life".  The "key life" (as used in this section) is the person or persons upon whose life annuity  payments are based. No additional  annuity  payments are made after the death of the key life.  Since no minimum number of payments is guaranteed,  this option offers the largest amount of periodic  payments of the life  contingent  annuity  options.  It is possible  that only one  payment  will be payable if the death of the key life occurs before the date the second  payment was due,  and no other  payments  nor death  benefits  would be payable.  This Option is  currently available on a fixed or variable basis.  Under this option, you cannot make a partial or full surrender of the annuity.

Option 2
--------
Payments  Based on Joint Lives:  Under this option,  income is payable  periodically  during the joint  lifetime of two key lives,  and thereafter  during the remaining  lifetime of the survivor,  ceasing with the last payment prior to the  survivor's  death.  No minimum number of payments is  guaranteed  under this option.  It is possible that only one payment will be payable if the death of all the key lives occurs  before the date the second  payment was due, and no other  payments or death  benefits  would be payable.  This Option is currently available on a fixed or variable basis.  Under this option, you cannot make a partial or full surrender of the annuity.

Option 3
--------
Payments for Life with a Certain  Period:  Under this option,  income is payable until the death of the key life.  However,  if the key life dies before the end of the period selected (5, 10 or 15 years),  the remaining  payments are paid to the Beneficiary until the end of such  period.  This Option is  currently  available  on a fixed or variable  basis.  If you elect to receive  payments on a variable basis under this  option,  you can request  partial or full  surrender  of the annuity and receive its then current cash value (if any)
subject to our rules.

Option 4
--------
Fixed Payments for a Certain Period:  Under this option,  income is payable  periodically for a specified number of years. If the payee dies  before the end of the  specified  number of years,  the  remaining  payments  are paid to the  Beneficiary  until the end of such period.  Note that under this option,  payments are not based on any  assumptions of life  expectancy.  Therefore,  that portion of the
Insurance  Charge  assessed to cover the risk that key lives outlive our  expectations  provides no benefit to an Owner  selecting this option.  Under this option, you cannot make a partial or full surrender of the annuity.

Option 5
--------
Variable Payments for Life with a Cash Value:  Under this option,  benefits are payable  periodically  until the death of the key life.
Benefits may increase or decrease  depending  on the  investment  performance  of the  Sub-accounts.  This option has a cash value that also  varies  with the  investment  performance  of the  Sub-account.  The cash value  provides a "cushion"  from  volatile  investment performance so that negative  investment  performance  does not  automatically  result in a decrease in the annuity payment each month, and positive  investment  performance  does not  automatically  result in an increase in the annuity  payment  each month.  The cushion generally  "stabilizes"  monthly annuity payments.  Any cash value remaining on the death of the key life is paid to the Beneficiary in a lump sum or as periodic  payments.  Under this option,  you can request partial or full surrender of the annuity and receive its then current cash value (if any) subject to our rules.

Option 6
--------
Variable  Payments for Life with a Cash Value and Guarantee:  Under this option,  benefits are payable as described in Option 5; except
                                                                                                                                 ------
that,  while the key life is alive,  the annuity  payment will not be less than a guaranteed  amount,  which  generally is equal to the first annuity  payment.  We charge an additional  amount for this guarantee.  Under this option,  any cash value remaining on the death of the key life is paid to the Beneficiary in a lump sum or as periodic  payments.  Under this option,  you can request partial or full surrender of the annuity and receive its then current cash value (if any) subject to our rules.

We may make additional annuity payment options available in the future.

HOW AND WHEN DO I CHOOSE THE ANNUITY PAYMENT OPTION?
Unless  prohibited  by law, we require that you elect either a life annuity or an annuity with a certain  period of at least 5 years if any CDSC would apply were you to surrender your Annuity on the Annuity Date.  Therefore,  making a purchase  payment within seven years of the Annuity Date limits your annuity  payment  options.  Certain  annuity  payment options may not be available if your Annuity Date occurs during the period that a CDSC would apply.

If you have not provided us with your Annuity Date or annuity payment option in writing, then:
|X|      the Annuity Date will be the first day of the calendar month following the later of the Annuitant's 85th birthday or the fifth anniversary of our receipt of your request to purchase an Annuity; and
|X|      the annuity payments, where allowed by law, will be calculated on a fixed basis under Option 3, Payments for Life with 10 years certain.

HOW ARE ANNUITY PAYMENTS CALCULATED?

Fixed Annuity Payments (Options 1-4)
If you choose to receive fixed annuity payments,  you will receive equal  fixed-dollar  payments  throughout the period you select. The amount of the fixed payment will vary depending on the annuity payment option and payment  frequency you select.  Generally,  the first annuity  payment is  determined  by  multiplying  the  Account  Value,  minus any state  premium  taxes  that may apply,  by the factor determined  from our table of annuity  rates.  The table of annuity rates differs based on the type of annuity chosen and the frequency of payment  selected.  Our rates will not be less than our guaranteed  minimum rates.  These guaranteed  minimum rates are derived from the 1983a  Individual  Annuity  Mortality  Table with an assumed  interest rate of 3% per annum.  Where  required by law or regulation, such  annuity  table will have  rates that do not differ  according  to the gender of the key life.  Otherwise,  the rates will  differ according to the gender of the key life.

Variable Annuity Payments
We offer three  different  types of variable  annuity  payment  options.  The first annuity  payment will be calculated  based upon the assumed  investment  return  ("AIR").  You  select the AIR  before we start to make  annuity  payments.  You will not  receive  annuity payments  until you choose an AIR.  The  remaining  annuity  payments  will  fluctuate  based on the  performance  of the  Sub-accounts relative to the AIR,  as well as,  other  factors  described  below.  The greater the AIR,  the greater the first  annuity  payment.  A higher AIR may result in smaller  potential  growth in the annuity  payments.  A lower AIR results in a lower initial annuity  payment.
Within payment options 1-3, if the Sub-accounts  you choose perform exactly the same as the AIR, then subsequent  annuity payments will be the same as the first  annuity  payment.  If the  Sub-accounts  you choose  perform  better than the AIR,  then  subsequent  annuity payments will be higher than the first annuity  payment.  If the  Sub-accounts  you choose perform worse than the AIR, then  subsequent annuity  payments will be lower than the first.  Within payment  options 5 and 6, the cash value for the Annuitant  (while alive) and a variable  period of time during which annuity  payments will be made whether or not the Annuitant is still alive are adjusted  based on the  performance of the  Sub-accounts  relative to the AIR;  however,  subsequent  annuity  payments do not always increase or decrease based on the performance of the Sub-accounts relative to the AIR.

|X|      Variable Payments (Options 1-3)
         -----------------
         We calculate  each annuity  payment  amount by  multiplying  the number of units  scheduled to be redeemed under a schedule of units for each  Sub-account by the Unit Value of each  Sub-Account  on the annuity  payment date. We determine the schedule of units  based on your  Account  Value  (minus any premium tax that  applies) at the time you elect to begin  receiving  annuity payments.  The schedule of units will vary based on the annuity  payment  option  selected,  the length of any certain  period
         (if  applicable),  the  Annuitant's  age and gender (if annuity  payments are due for the life of the  Annuitant) and the Unit
         Value of the Sub-Accounts  you initially  selected on the Issue Date. The calculation is performed for each  Sub-Account,  and the sum of the Sub-Account  calculations equals the amount of your annuity payment.  Other than to fund annuity payments,  the number  of units  allocated  to each  Sub-Account  will not  change  unless  you  transfer  among the  Sub-Accounts  or make a withdrawal (if allowed).  You can select one of three AIRs for these options: 3%, 5% or 7%.

|X|      Stabilized Variable Payments (Option 5)
         ----------------------------
         This option  provides  guaranteed  payments for life, a cash value for the Annuitant  (while  alive) and a variable  period of time during which  annuity  payments  will be made  whether or not the  Annuitant  is still  alive.  We calculate  the initial
                                                                                                                                -------
         annuity  payment  amount by  multiplying  the number of units  scheduled to be redeemed  under a schedule of units by the Unit
         Values  determined on the  annuitization  date. The schedule of units is established  for each  Sub-account  you choose on the annuitization  date based on the applicable  benchmark  rate,  meaning the AIR, and the annuity  factors.  The annuity factors reflect our  assumptions  regarding  the costs we expect to bear in  guaranteeing  payments for the lives of the Annuitant and will depend on the benchmark  rate,  the  annuitant's  attained age and gender (where  permitted).  Unlike  variable  payments
         (described  above) where each payment can vary based on Sub-account  performance,  this payment option  cushions the immediate impact of Sub-account  performance  by adjusting the length of the time during which annuity  payments will be made whether or not the Annuitant is alive while generally  maintaining a level annuity payment amount.  Sub-account  performance that exceeds a benchmark rate will generally  extend this time period,  while  Sub-account  performance  that is less than a benchmark rate will generally  shorten the period.  If the period reaches zero and the Annuitant is still alive,  Annuity Payments  continue, however,  the annuity  payment  amount will vary  depending  on  Sub-account  performance,  similar to  conventional  variable payments.  The AIR for this option is 4%.

|X|      Stabilized Variable Payments with a Guaranteed Minimum (Option 6)
         ------------------------------------------------------
         This option provides  guaranteed  payments for life in the same manner as Stabilized  Variable Payments  (described above). In addition to the  stabilization  feature,  this option also guarantees that variable annuity payments will not be less than the initial annuity payment amount regardless of Sub-account performance.  The AIR for this option is 3%.

The variable  annuity  payment  options are described in greater detail in a separate  prospectus  which will be provided to you at the time you elect one of the variable annuity payment options.

Adjustable Annuity Payments
We may make an adjustable  annuity payment option  available.  Adjustable  annuity  payments are calculated  similarly to fixed annuity payments except that on every fifth (5th) anniversary of receiving  annuity payments,  the annuity payment amount is adjusted upward or downward  depending on the rate we are currently  crediting to annuity payments.  The adjustment in the annuity payment amount does not affect the duration of remaining annuity payments, only the amount of each payment.

DEATH BENEFIT

WHAT TRIGGERS THE PAYMENT OF A DEATH BENEFIT?
The Annuity  provides a Death Benefit  during its  accumulation  period.  If the Annuity is owned by one or more natural  persons,  the
Death  Benefit is payable  upon the first death of an Owner.  If the Annuity is owned by an entity,  the Death  Benefit is payable upon the Annuitant's  death, if there is no Contingent  Annuitant.  If a Contingent  Annuitant was designated  before the Annuitant's  death and the Annuitant  dies,  then the  Contingent  Annuitant  becomes the Annuitant and a Death Benefit will not be paid at that time. The person upon whose death the Death Benefit is paid is referred to below as the "decedent."

The Annuity  provides a basic Death  Benefit at no  additional  charge.  The  Insurance  Charge we deduct daily from your Account Value allocated to the  Sub-accounts is used, in part, to pay us for the risk we assume in providing the basic Death Benefit  guarantee under the Annuity.  The Annuity also offers two  different  optional  Death  Benefits.  Either  benefit can be  purchased  for an  additional charge.  The additional  charge is deducted to compensate  American  Skandia for providing  increased  insurance  protection  under the optional Death Benefits.  Notwithstanding  the additional  protection  provided under the optional Death Benefits,  the additional cost has the impact of reducing the net performance of the investment options.

Basic Death Benefit
The basic Death Benefit depends on the decedent's age on the date of death:

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The basic Death  Benefit  shown below  applies to  Annuities  purchased  on or after May 1, 2001 in those  jurisdictions  where we have received regulatory approval.  Certain terms and conditions may differ between jurisdictions once approved.
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         If death occurs before the decedent's age 85:  The Death Benefit is the greater of:

|X|      The sum of all Purchase Payments less the sum of all withdrawals; and
|X|      The sum of your Account Value in the variable investment options and your Interim Value in the Fixed Allocations.

         If death occurs when the decedent is age 85 or older:  The Death Benefit is your Account Value.

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The basic Death Benefit shown below  applies to all  Annuities  issued before May 1, 2001 and to Annuities  issued after May 1, 2001 in those  jurisdictions  where we have not received  regulatory  approval for the basic Death Benefit  described above.  Certain terms and conditions may differ between jurisdictions once approved.
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         If death occurs before the decedent's age 70:  The Death Benefit is the greater of:

|X|      The sum of all Purchase Payments less the sum of all withdrawals; and
|X|      The sum of your Account Value in the variable investment options and your Interim Value in the Fixed Allocations.

         If death occurs when the decedent is age 70 or older:  The Death Benefit is your Account Value.

OPTIONAL DEATH BENEFITS
You can purchase either of two optional Death Benefits with your Annuity to provide an enhanced level of protection for your beneficiaries.

NOTE:  You may not elect the Enhanced Beneficiary Protection Optional Death Benefit if you have elected any other Optional Death
Benefit.

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Currently,  these  benefits are only offered and must be elected at the time that you purchase your  Annuity.  We may, at a later date, allow existing  Annuity Owners to purchase  either of the optional Death Benefits  subject to our rules and any changes or restrictions in the  benefits.  Certain  terms and  conditions  may differ if you  purchase  your  Annuity as part of an  exchange,  replacement  or transfer, in whole or in part, from any other Annuity we issue.
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Enhanced Beneficiary Protection Optional Death Benefit
The Enhanced  Beneficiary  Protection  Optional Death Benefit can provide  additional  amounts to your  Beneficiary that may be used to offset  federal and state taxes  payable on any  taxable  gains in your  Annuity at the time of your  death.  Whether  this  benefit is appropriate for you may depend on your  particular  circumstances,  including  other financial  resources that may be available to your
Beneficiary to pay taxes on your Annuity  should you die during the  accumulation  period.  No benefit is payable if death occurs on or after the Annuity Date.

The  Enhanced  Beneficiary  Protection  Optional  Death  Benefit  provides a benefit  that is payable in  addition  to the basic  Death
Benefit.  If the  Annuity  has one Owner,  the Owner must be age 75 or less at the time the  benefit is  purchased.  If the Annuity has joint Owners, the oldest Owner must be age 75 or less.  If the Annuity is owned by an entity, the Annuitant must be age 75 or less.

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The Enhanced  Beneficiary  Protection  Optional Death Benefit is being offered in those jurisdictions where we have received regulatory approval.  Certain terms and conditions  may differ between  jurisdictions  once  approved.  Please refer to the section  entitled "Tax
Considerations" for a discussion of special tax considerations for purchasers of this benefit.
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Calculation of Enhanced Beneficiary Protection Optional Death Benefit
If you purchase the Enhanced Beneficiary Protection Optional Death Benefit, the Death Benefit is calculated as follows:

1.       the basic Death Benefit described above

     PLUS

2.       50% of the "Death Benefit Amount" less Purchase Payments reduced by proportional withdrawals.

Death  Benefit  Amount  includes  your Account Value and any amounts added to your Account Value under the basic Death Benefit when the
----------------------
Death  Benefit is  calculated.  Under the basic Death  Benefit,  amounts are added to your Account Value when the Account Value is less than Purchase Payments minus proportional withdrawals.

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The Enhanced  Beneficiary  Protection  Optional  Death Benefit is subject to a maximum of 50% of all Purchase  Payments  applied to the
Annuity at least 12 months prior to the death of the decedent that triggers the payment of the Death Benefit.
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See Appendix C for examples of how the Enhanced Beneficiary Protection Optional Death Benefit is calculated.

Guaranteed Minimum Death Benefit
If the Annuity has one Owner, the Owner must be age 80 or less at the time the optional Death Benefit is purchased.  If the Annuity has joint Owners, the oldest Owner must be age 80 or less.  If the Annuity is owned by an entity, the Annuitant must be age 80 or less.

Key Terms Used with the Guaranteed Minimum Death Benefit

|X|      The Death Benefit Target Date is the contract  anniversary  on or after the 80th birthday of the current Owner,  the oldest of
             -------------------------
     either joint Owner or the Annuitant, if entity owned.

|X|      The  Highest  Anniversary  Value  equals the  highest of all  previous  "Anniversary  Values" on or before the  earlier of the
              ---------------------------
     Owner's date of death and the "Death Benefit Target Date".

|X|      The Anniversary  Value is the Account Value as of each anniversary of the Issue Date plus the sum of all Purchase  Payments on
             ------------------
     or after such anniversary less the sum of all "Proportional Reductions" since such anniversary.

|X|      A  Proportional  Reduction is a reduction to the value being measured  caused by a withdrawal,  equaling the percentage of the
            -----------------------
     withdrawal as compared to the Account Value as of the date of the  withdrawal.  For example,  if your Account Value is $10,000 and you withdraw $2,000 (a 20% reduction),  we will reduce both your Anniversary  Value and the amount determined by Purchase Payments increasing at the appropriate interest rate by 20%.

Calculation of Guaranteed Minimum Death Benefit
The Guaranteed Minimum Death Benefit depends on whether death occurs before or after the Death Benefit Target Date.

         If the Owner dies before the Death Benefit Target Date, the Death Benefit equals the greatest of:

1.       the Account Value in the  Sub-accounts  plus the Interim Value of any Fixed  Allocations (no MVA) as of the date we receive in writing "due proof of death"; and
2.       the sum of all Purchase  Payments minus the sum of all Proportional  Reductions,  each increasing daily until the Owner's date of death at a rate of 5.0%,  subject to a limit of 200% of the  difference  between the sum of all Purchase  Payments and the sum of all withdrawals as of the Owner's date of death; and
3.       the "Highest Anniversary Value" on or immediately preceding the Owner's date of death.

         The amount determined by this calculation is increased by any Purchase Payments received after the Owner's date of death and decreased by any Proportional Reductions since such date.

         If the Owner dies on or after the Death Benefit Target Date, the Death Benefit equals the greater of:

1.       the  Account  Value as of the date we  receive in writing  "due  proof of death" (an MVA may be  applicable  to amounts in any
              Fixed Allocations); and
2.       the greater of Item 2 & 3 above on the Death  Benefit  Target Date plus the sum of all Purchase  Payments  less the sum of all
              Proportional Reductions since the Death Benefit Target Date.

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Between October 1, 1999 and January 22, 2001, in those jurisdictions where we received  regulatory  approval,  American Skandia offered the  Guaranteed  Minimum  Death  Benefit with a 7.2%  accumulation  rate.  This Benefit will apply to Annuity  Owners who purchased the
Annuity and elected the 7.2% GMDB during the period it was offered.
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Annuities with joint Owners
For Annuities  with Joint Owners,  the Death Benefit is calculated as shown above except that the age of the oldest of the Joint Owners is used to  determine  the Death  Benefit  Target Date.  NOTE:  If you and your spouse own the Annuity  jointly,  we will pay the Death
Benefit to the  Beneficiary.  If the sole primary  Beneficiary is the surviving  spouse,  then the surviving spouse can elect to assume ownership of the Annuity and continue the contract instead of receiving the Death Benefit.

Annuities owned by entities
For  Annuities  owned by an entity,  the Death  Benefit is  calculated  as shown above except that the age of the  Annuitant is used to determine  the  Death  Benefit  Target  Date.  Payment  of the Death  Benefit  is based on the death of the  Annuitant  (or  Contingent
Annuitant, if applicable).

Can I terminate the optional Death Benefits?  Do the optional Death Benefits terminate under other circumstances?
You can terminate the Enhanced  Beneficiary  Protection  Optional Death Benefit and the  Guaranteed  Minimum Death Benefit at any time.
Upon  termination,  you will be required to pay a pro-rata  portion of the annual charge for the benefit.  Both optional Death Benefits will  terminate  automatically  on the Annuity Date. We may also  terminate any optional  Death Benefit if necessary to comply with our interpretation of the Code and applicable regulations.

What are the charges for the optional Death Benefits?
We deduct a charge  from your  Account  Value if you  elect to  purchase  either  optional  Death  Benefit.  The  Enhanced  Beneficiary
Protection  Death  Benefit  costs 0.25% of Account  Value.  The  Guaranteed  Minimum  Death  Benefit  costs 0.35% of the current  Death
Benefit.  The charges for these death  benefits are deducted in arrears each Annuity  Year.  No charge  applies after the Annuity Date.
We deduct the charge:
1.       on each anniversary of the Issue Date;
2.       when Account Value is transferred to our general account prior to the Annuity Date;
3.       if you surrender your Annuity; and
4.       if you choose to terminate the benefit (Enhanced Beneficiary Protection Optional Death Benefit only).

If you surrender the Annuity,  elect to begin receiving  annuity  payments or terminate the benefit on a date other than an anniversary of the Issue  Date,  the charge will be  prorated.  During the first year after the Issue  Date,  the charge will be prorated  from the
Issue Date.  In all subsequent years, it would be prorated from the last anniversary of the Issue Date.

We first  deduct the amount of the charge  pro-rata  from the Account  Value in the  variable  investment  options.  We only deduct the charge pro-rata from the Fixed  Allocations to the extent there is  insufficient  Account Value in the variable  investment  options to pay the charge.  If your Annuity's  Account Value is  insufficient  to pay the charge,  we may deduct your remaining  Account Value and terminate  your  Annuity.  We will  notify  you if your  Account  Value is  insufficient  to pay the  charge and allow you to submit an additional Purchase Payment to continue your Annuity.

Please refer to the section entitled "Tax Considerations" for additional considerations in relation to the optional Death Benefit.

PAYMENT OF DEATH BENEFITS

Payment of Death Benefit to Beneficiary
Except in the case of a spousal Beneficiary, in the event of your death, the death benefit must be distributed:
|X|      as a lump sum amount at any time within five (5) years of the date of death; or
|X|      as a series  of  annuity  payments  not  extending  beyond  the life  expectancy  of the  Beneficiary  or over the life of the
         Beneficiary.  Payments under this option must begin within one year of the date of death.

Unless you have made an election  prior to death benefit  proceeds  becoming due, a Beneficiary  can elect to receive the Death Benefit proceeds as a series of fixed annuity  payments  (annuity  payment options 1-4) or as a series of variable  annuity  payments  (annuity payment options 1-3 or 5 and 6).  See the section entitled "What Types of Annuity Options are Available."

Spousal Beneficiary - Assumption of Annuity
You may name your  spouse as your  Beneficiary.  If you and your  spouse  own the  Annuity  jointly,  we assume  that the sole  primary
Beneficiary  will be the surviving  spouse unless you elect an  alternative  Beneficiary  designation.  Unless you elect an alternative
Beneficiary  designation,  the spouse  Beneficiary  may elect to assume  ownership of the Annuity  instead of taking the Death  Benefit payment.  Any Death Benefit  (including any optional Death  Benefits) that would have been payable to the  Beneficiary  will become the new Account  Value as of the date we receive due proof of death and any required  proof of a spousal  relationship.  As of the date the assumption is  effective,  the  surviving  spouse will have all the rights and benefits that would be available  under the Annuity to a new  purchaser of the same  attained  age. For purposes of  determining  any future Death  Benefit for the  surviving  spouse,  the new
Account  Value  will be  considered  as the  initial  Purchase  Payment.  No CDSC will apply to the new  Account  Value.  However,  any additional  Purchase  Payments  applied after the date the  assumption is effective  will be subject to all  provisions of the Annuity, including any CDSC that may apply to the additional Purchase Payments.

See the section  entitled  "Managing  Your  Annuity - Spousal  Contingent  Annuitant"  for a discussion  of the  treatment of a spousal
Contingent Annuitant in the case of the death of the Annuitant in an entity owned Annuity.

IRA Beneficiary Continuation Option
The Code  provides  for  alternative  death  benefit  payment  options  when an Annuity is used as an IRA,  403(b) or other  "qualified investment"  that requires  Minimum  Distributions.  Upon the Owner's death under an IRA,  403(b) or other  "qualified  investment",  a
Beneficiary may generally elect to continue the Annuity and receive  Minimum  Distributions  under the Annuity instead of receiving the death  benefit in a single  payment.  The available  payment  options will depend on whether the Owner died on or before the date he or she was required to begin receiving Minimum Distributions under the Code and whether the Beneficiary is the surviving spouse.

|X|      If death occurs before the date Minimum  Distributions  must begin under the Code, the Death Benefit can be paid out in either a lump sum, within five years from the date of death,  or over the life or life  expectancy of the designated  Beneficiary (as long as  payments  begin  by  December  31st of the  year  following  the  year  of  death).  However,  if the  spouse  is the
         Beneficiary,  the Death Benefit can be paid out over the life or life  expectancy  of the spouse with such payments  beginning no earlier  than  December  31st of the year  following  the year of death or December  31st of the year in which the deceased would have reached age 70 1/2, which ever is later.

|X|      If death occurs after the date Minimum  Distributions  must begin under the Code,  the Death Benefit must be paid out at least as rapidly as under the method then in effect.

A Beneficiary  has the  flexibility to take out more each year than required under the Minimum  Distribution  rules.  Until  withdrawn, amounts in an IRA,  403(b) or other  "qualified  investment"  continue  to be tax  deferred.  Amounts  withdrawn  each year,  including amounts  that are  required  to be  withdrawn  under the Minimum  Distribution  rules,  are  subject to tax.  You may wish to consult a professional  tax  advisor for tax advice as to your  particular  situation.  See the  section  entitled  "How are  Distributions  From
Qualified Contracts Taxed? - Minimum Distributions after age 70 1/2."

Upon election of this IRA Beneficiary Continuation option:

|X|      the Annuity contract will be continued in the Owner's name, for the benefit of the Beneficiary.
|X|      the Account Value will be equal to any Death Benefit  (including  any optional  Death Benefit) that would have been payable to the Beneficiary if they had taken a lump sum distribution.
|X|      the Beneficiary may request  transfers among  Sub-accounts,  subject to the same limitations and restrictions  that applied to the Owner.  NOTE: The Sub-accounts offered under the IRA Beneficiary Continuation option may be limited.
|X|      no additional Purchase Payments can be applied to the Annuity.
|X|      the basic Death Benefit and any optional Death Benefits elected by the Owner will no longer apply to the Beneficiary.
|X|      the Beneficiary can request a withdrawal of all or a portion of the Account Value at any time without application of a CDSC.
|X|      upon the death of the  Beneficiary,  any  remaining  Account  Value will be paid in a lump sum to the  person(s)  named by the
              Beneficiary.
|X|      all amounts in the Annuity must be paid out to the Beneficiary according to the Minimum Distribution rules described above.

Please contact  American  Skandia for additional  information on the  availability,  restrictions  and limitations that will apply to a
Beneficiary under the IRA Beneficiary Continuation option.

Are there any exceptions to these rules for paying the Death Benefit?
Yes, there are exceptions  that apply no matter how your Death Benefit is calculated.  There are exceptions to the Death Benefit if the decedent  was not the Owner or Annuitant  as of the Issue Date and did not become the Owner or  Annuitant  due to the prior  Owner's or
Annuitant's  death.  Any minimum  Death  Benefit that applies  will be  suspended  for a two-year  period from the date he or she first became Owner or  Annuitant.  After the two-year  suspension  period is  completed,  the Death Benefit is the same as if this person had been an Owner or Annuitant on the Issue Date.

When do you determine the Death Benefit?
We determine the amount of the Death Benefit as of the date we receive "due proof of death",  any  instructions we require to determine the method of payment and any other  written  representations  we require to determine  the proper  payment of the Death Benefit to all
Beneficiaries.  "Due proof of death" may include a certified  copy of a death  certificate,  a certified copy of a decree of a court of competent  jurisdiction as to the finding of death or other  satisfactory  proof of death.  Upon our receipt of "due proof of death" we automatically  transfer  the Death  Benefit to the AST Money Market  Sub-Account  until we further  determine  the universe of eligible
Beneficiaries.  Once the universe of eligible  Beneficiaries  has been  determined  each eligible  Beneficiary  may allocate his or her eligible share of the Death Benefit to the Sub-Accounts according to our rules.

Each  Beneficiary  must make an election as to the method they wish to receive their portion of the Death  Benefit.  Absent an election of a Death Benefit payment  method,  no Death Benefit can be paid to the  Beneficiary.  We may require  written  acknowledgment  of all named  Beneficiaries  before we can pay the Death  Benefit.  During the period  from the date of death  until we receive  all  required paper work, the amount of the Death Benefit may be subject to market fluctuations.

Plus40(TM)OPTIONAL LIFE INSURANCE RIDER

NOTE:  You may not elect the Plus40(TM)Optional Life Insurance Rider if you have elected the Enhanced Beneficiary Protection Optional
Death Benefit.

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The life insurance  coverage  provided under the Plus40(TM)Optional Life Insurance Rider ("Plus40(TM)rider" or the "Rider") is supported by
American  Skandia's general account and is not subject to, or registered as a security under,  either the Securities Act of 1933 or the
Investment  Company Act of 1940.  Information  about the Plus40(TM)rider is included in this  Prospectus to help you understand the Rider and the  relationship  between the Rider and the value of your Annuity.  It is also included because you can elect to pay for the Rider with taxable  withdrawals  from your Annuity.  The staff of the Securities and Exchange  Commission has not reviewed this  information.
However,  the information may be subject to certain generally  applicable  provisions of the Federal securities laws regarding accuracy and completeness.
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The Plus40(TM)rider provides an income  tax-free life  insurance  benefit to your  Beneficiary(ies)  equal to 40% of the Account Value of your Annuity as of the date we receive due proof of death,  subject to certain  adjustments,  restrictions and  limitations.  The Rider may be  especially  useful in  offsetting  federal and state taxes  payable on any  taxable  gains in your  Annuity at the time of your death.  The Rider is available in addition to the death benefit  payable under the Annuity.  Whether the Rider is  appropriate  for you may depend on your particular  circumstances,  including other financial  resources that may be available to your  Beneficiary(ies)  to pay taxes on the gain in your Annuity  should you die during the  accumulation  period.  No amounts are payable  under the Rider if you die on or after the date your Account Value is applied to begin  receiving  annuity  payments or after you  surrender the Annuity.  The
Rider has no cash value.

Currently,  the  Plus40(TM)rider is only  offered and must be elected at the time that you  purchase  your  Annuity.  We may, at a later date, allow existing Annuity Owners to purchase the Plus40(TM)rider subject to our rules and any changes or restrictions.

Please refer to Appendix E for a more complete description of the Plus40(TM)rider.

VALUING YOUR INVESTMENT

HOW IS MY ACCOUNT VALUE DETERMINED?
During the  accumulation  period,  the Annuity has an Account Value.  The Account Value is determined  separately for each  Sub-account allocation and for each Fixed  Allocation.  The Account Value is the sum of the values of each Sub-account  allocation and the value of each Fixed  Allocation.  The Account  Value does not reflect any CDSC that may apply to a withdrawal  or  surrender.  When  determining the Account Value on any day other than a Fixed  Allocation's  Maturity Date, the Account Value may include any Market Value Adjustment that would apply to a Fixed Allocation (if withdrawn or transferred) on that day.

WHAT IS THE SURRENDER VALUE OF MY ANNUITY?
The Surrender Value of your Annuity is the value  available to you on any day during the  accumulation  period.  The Surrender Value is equal to your Account Value minus any CDSC, the Annual  Maintenance Fee and the charge for any optional  benefits.  The Surrender Value will also include any Market Value Adjustment that may apply.

HOW AND WHEN DO YOU VALUE THE SUB-ACCOUNTS?
When you allocate Account Value to a Sub-Account,  you are purchasing units of the Sub-account.  Each Sub-account  invests  exclusively in shares of an underlying  Portfolio.  The value of the Units fluctuate with the market  fluctuations of the Portfolios.  The value of the Units also reflect the daily accrual for the Insurance Charge.

Each  Valuation  Day,  we  determine  the price for a Unit of each  Sub-account,  called the "Unit  Price."  The Unit Price is used for determining  the  value of  transactions  involving  Units of the  Sub-accounts.  We  determine  the  number of Units  involved  in any transaction by dividing the dollar value of the transaction by the Unit Price of the Sub-account as of the Valuation Day.

Example
Assume you allocate  $5,000 to a  Sub-account.  On the Valuation  Day you make the  allocation,  the Unit Price is $14.83.  Your $5,000 buys 337.154 Units of the  Sub-account.  Assume that later,  you wish to transfer $3,000 of your Account Value out of that  Sub-account and into  another  Sub-account.  On the  Valuation  Day you  request  the  transfer,  the Unit Price of the  original  Sub-account  has increased to $16.79.  To transfer  $3,000,  we sell 178.677  Units at the current Unit Price,  leaving you 158.477  Units.  We then buy
$3,000 of Units of the new Sub-account at the Unit Price of $17.83.  You would then have 168.255 Units of the new Sub-account.

HOW DO YOU VALUE FIXED ALLOCATIONS?
During the Guarantee  Period,  we use the concept of an Interim  Value.  The Interim Value can be calculated on any day and is equal to the initial value  allocated to a Fixed  Allocation plus all interest  credited to a Fixed  Allocation as of the date  calculated.  The
Interim  Value does not include the impact of any Market  Value  Adjustment.  If you made any  transfers  or  withdrawals  from a Fixed
Allocation,  the Interim  Value will reflect the  withdrawal of those  amounts and any interest  credited to those amounts  before they were  withdrawn.  To  determine  the Account  Value of a Fixed  Allocation  on any day other than its  Maturity  Date,  we multiply the
Account Value of the Fixed Allocation times the Market Value Adjustment factor.

WHEN DO YOU PROCESS AND VALUE TRANSACTIONS?
American  Skandia is generally open to process  financial  transactions  on those days that the New York Stock Exchange  (NYSE) is open for trading.  There may be  circumstances  where the NYSE does not open on a regularly  scheduled  date or time or closes at an earlier time  than  scheduled  (normally  4:00 p.m.  EST).  Financial  transactions  requested  before  the  close of the NYSE  which  meet our requirements  will be  processed  according  to the value next  determined  following  the close of  business.  Financial  transactions requested  on a  non-business  day or after the close of the NYSE  will be  processed  based on the  value  next  computed  on the next business day. There may be  circumstances  when the opening or closing time of the NYSE is different than other major stock  exchanges, such as NASDAQ or the American Stock  Exchange.  Under such  circumstances,  the closing time of the NYSE will be used when valuing and processing transactions.

There may be circumstances where the NYSE is open, however,  due to inclement weather,  natural disaster or other circumstances  beyond our control,  our offices may be closed or our business  processing  capabilities may be restricted.  Under those  circumstances,  your
Account  Value may  fluctuate  based on  changes in the Unit  Values,  but you may not be able to  transfer  Account  Value,  or make a purchase or redemption request.

The NYSE is closed on the following  nationally  recognized  holidays:  New Year's Day, Martin Luther King, Jr. Day,  Presidents'  Day,
Good Friday,  Memorial  Day,  Independence  Day,  Labor Day,  Thanksgiving,  and  Christmas.  On those  dates,  we will not process any financial transactions involving purchase or redemption orders.

American Skandia will also not process financial transactions involving purchase or redemption orders or transfers on any day that:
|X|      trading on the NYSE is restricted;
|X|      an emergency exists making redemption or valuation of securities held in the separate account impractical; or
|X|      the SEC, by order, permits the suspension or postponement for the protection of security holders.

Initial Purchase  Payments:  We are required to allocate your initial  Purchase  Payment to the Sub-accounts  within two (2) days after we receive all of our  requirements  to issue the  Annuity.  If we do not have all the required  information  to allow us to issue your
Annuity,  we may retain the Purchase Payment while we try to reach you or your  representative  to obtain all of our  requirements.  If we are unable to obtain all of our required  information  within five (5) days,  we are required to return the Purchase  Payment to you at that time,  unless you  specifically  consent to our retaining the Purchase Payment while we gather the required  information.  Once we obtain the required  information,  we will invest the Purchase Payment and issue the Annuity within two (2) days.  During any period that we are trying to obtain the required information, your money is not invested.

Additional  Purchase  Payments:  We will apply any  additional  Purchase  Payments on the  Valuation  Day that we receive the  Purchase
Payment with satisfactory allocation instructions.

Scheduled  Transactions:  "Scheduled"  transactions include transfers under a Dollar Cost Averaging,  rebalancing,  or asset allocation program,  Systematic  Withdrawals,  Minimum  Distributions or annuity payments.  Scheduled  transactions are processed and valued as of the date they are  scheduled,  unless the scheduled day is not a Valuation  Day. In that case,  the  transaction  will be processed and valued on Valuation Day prior to the scheduled transaction date.

Unscheduled  Transactions:  "Unscheduled"  transactions include any other non-scheduled  transfers and requests for Partial Withdrawals or Free  Withdrawals or Surrenders.  Unscheduled  transactions  are processed and valued as of the Valuation Day we receive the request at our Office and have all of the required information.

Medically-related  Surrenders & Death Benefits:  Medically-related  surrender  requests and Death Benefit claims require our review and evaluation  before  processing.  We price such  transactions  as of the date we receive at our Office all supporting  documentation  we require for such transactions and that are satisfactory to us.

TAX CONSIDERATIONS

WHAT ARE SOME OF THE FEDERAL TAX CONSIDERATIONS OF THIS ANNUITY?
Following  is a brief  summary of some of the Federal tax  considerations  relating to this  Annuity.  However,  since the tax laws are complex and tax  consequences are affected by your individual  circumstances,  this summary of our  interpretation  of the relevant tax laws is not intended to be fully  comprehensive  nor is it intended as tax advice.  Therefore,  you may wish to consult a  professional tax advisor for tax advice as to your particular situation.

HOW ARE AMERICAN SKANDIA AND THE SEPARATE ACCOUNTS TAXED?
The Separate  Accounts are taxed as part of American  Skandia.  American  Skandia is taxed as a life  insurance  company  under Part I, subchapter L of the Code.  No taxes are due on interest,  dividends and  short-term  or long-term  capital gains earned by the Separate
Accounts with respect to the Annuities.

IN GENERAL, HOW ARE ANNUITIES TAXED?
Section 72 of the Code governs the taxation of annuities in general.  Taxation of the Annuity will depend in large part on:

1.       whether the Annuity is used by:
|X|      a qualified  pension plan,  profit sharing plan or other retirement  arrangement that is eligible for special  treatment under the Code (for purposes of this discussion, a "Qualified Contract"); or
|X|      an individual or a corporation, trust or partnership (a "Non-qualified Contract"); and

2.

whether the Owner is:
|X|      an individual person or persons; or
|X|      an entity including a corporation, trust or partnership.

Individual  Ownership:  If one or more  individuals own an Annuity,  the Owner of the Annuity is generally not taxed on any increase in the  value of the  Annuity  until an  amount is  received  (a  "distribution").  This is  commonly  referred  to as "tax  deferral".  A distribution  can be in the form of a lump sum payment  including  payment of a Death Benefit,  or in annuity payments under one of the annuity payment options.  Certain other transactions may qualify as a distribution and be subject to taxation.

Entity  Ownership:  If the  Annuity is owned by an entity and is not a Qualified  Contract,  generally  the Owner of the  Annuity  must currently  include any increase in the value of the Annuity during a tax year in its gross income.  An exception from current  taxation applies for annuities  held by an employer with respect to a terminated  tax-qualified  retirement  plan, a trust holding an annuity as an agent for a natural person,  or by a decedent's  estate by reason of the death of the decedent.  A tax-exempt entity for Federal tax purposes may not be subject to income tax as a result of this provision.

HOW ARE DISTRIBUTIONS TAXED?
Distributions from an Annuity are taxed as ordinary income and not as capital gains.

Distributions  Before  Annuitization:  Distributions  received before annuity payments begin are generally treated as coming first from
"income on the contract" and then as a return of the  "investment  in the  contract".  The amount of any  distribution  that is treated as receipt of "income on the  contract" is  includible  in the  taxpayer's  gross  income and taxable in the year it is  received.  The amount of any distribution treated as a return of the "investment in the contract" is not includible in gross income.

|X|      "Income on the contract" is calculated by  subtracting  the taxpayer's  "investment in the contract" from the aggregate  value of all "related contracts" (discussed below).
|X|      "Investment  in the  contract"  is  equal  to  total  purchase  payments  for  all  "related  contracts"  minus  any  previous distributions  or  portions  of such  distributions  from such  "related  contracts"  that were not  includible  in gross  income.
     "Investment  in the contract" may be affected by whether an annuity or any "related  contract" was purchased as part of a tax-free exchange of life insurance,  endowment,  or annuity contracts under Section 1035 of the Code. The "investment in the contract" for a Qualified Contract will be considered zero for tax reporting purposes.

Distributions  After  Annuitization:  A portion of each  annuity  payment  received  on or after the  Annuity  Date will  generally  be taxable.  The taxable  portion of each annuity  payment is determined by a formula which  establishes the ratio that the "investment in the contract"  bears to the total value of annuity  payments to be made.  This is called the  "exclusion  ratio." The investment in the contract is excluded from gross income.  Any portion of an annuity  payment  received that exceeds the exclusion ratio will be entirely includible in gross income.  The formula for  determining  the exclusion  ratio differs  between fixed and variable  annuity  payments.
When annuity  payments  cease because of the death of the person upon whose life  payments are based and, as of the date of death,  the amount of annuity  payments  excluded from taxable income by the exclusion ratio does not exceed the "investment in the contract," then the remaining portion of unrecovered investment may be allowed as a deduction on the decedent's final income tax return.

Penalty  Tax on  Distributions:  Generally,  any  distribution  from an  annuity  not used in  conjunction  with a  Qualified  Contract
(Qualified  Contracts  are  discussed  below) is  subject to a penalty  equal to 10% of the amount  includible  in gross  income.  This penalty does not apply to certain distributions, including:
|X|      Distributions made on or after the taxpayer has attained age 591/2;
|X|      Distributions made on or after the death of the contract owner, or, if the owner is an entity, the death of the annuitant;
|X|      Distributions attributable to the taxpayer's becoming disabled;
|X|      Distributions  which are part of a series of  substantially  equal periodic  payments for the life (or life expectancy) of the taxpayer (or the joint lives of the taxpayer and the taxpayer's designated beneficiary);
|X|      Distributions of amounts which are treated as "investments in the contract" made prior to August 14, 1982;
|X|      Payments under an immediate annuity as defined in the Code;
|X|      Distributions under a qualified funding asset under Code Section 130(d); or
|X|      Distributions  from an annuity  purchased by an employer on the  termination  of a qualified  pension plan that is held by the employer until the employee separates from service.

Special  rules  applicable to "related  contracts":  Contracts  issued by the same insurer to the same  contract  owner within the same calendar year (other than certain contracts owned in connection with a tax-qualified  retirement  arrangement) are to be treated as one annuity  contract  when  determining  the  taxation of  distributions  before  annuitization.  We refer to these  contracts as "related contracts."  In  situations  involving  related  contracts we believe that the values under such  contracts  and the  investment in the contracts will be added together to determine the proper taxation of a distribution  from any one contract  described under the section
"Distributions before  Annuitization."  Generally,  distributions will be treated as coming first from income on the contract until all of the income on all such  related  contracts is  withdrawn,  and then as a return of the  investment  in the  contract.  There is some uncertainty  regarding the manner in which the Internal  Revenue  Service would view related  contracts  when one or more contracts are immediate  annuities or are contracts that have been annuitized.  The Internal Revenue Service has not issued guidance  clarifying this issue as of the date of this Prospectus.  You are particularly cautioned to seek advice from your own tax advisor on this matter.

Special concerns regarding  "substantially equal periodic payments":  (also known as "72(t)" or "72(q)" distributions) Any modification to a program of distributions  which are part of a series of substantially  equal periodic  payments that occur before the later of the taxpayer  reaching age 59 1/2or five (5) years from the first of such  payments will result in the  requirement  to pay the 10% premature distribution  penalty that would have been due had the payments  been treated as subject to the 10% premature  distribution  penalty in the years received,  plus interest.  This does not apply when the  modification is by reason of death or disability.  American  Skandia does not currently support a section 72(q) program.

Special concerns  regarding  immediate  annuities:  The Internal Revenue Service has ruled that the immediate  annuity exception to the
10% penalty  described above under "Penalty Tax on Distributions"  for  "non-qualified"  immediate  annuities as defined under the Code may not apply to annuity payments under a contract  recognized as an immediate  annuity under state insurance law obtained  pursuant to an exchange of a contract if: (a) purchase  payments for the  exchanged  contract were  contributed  or deemed to be  contributed  more than one year prior to the annuity  starting  date under the  immediate  annuity;  and (b) the  annuity  payments  under the  immediate annuity do not meet the requirements of any other exception to the 10% penalty.

Special rules in relation to tax-free  exchanges under Section 1035:  Section 1035 of the Code permits certain tax-free  exchanges of a life  insurance,  annuity or  endowment  contract  for an annuity.  If an annuity is  purchased  through a tax-free  exchange of a life insurance,  annuity or endowment  contract that was purchased  prior to August 14, 1982, then any  distributions  other than as annuity payments will be considered to come:
|X|      First, from the amount of "investment in the contract" made prior to August 14, 1982 and exchanged into the annuity;
|X|      Then,  from any  "income on the  contract"  that is  attributable  to the  purchase  payments  made  prior to August 14,  1982
       (including income on such original purchase payments after the exchange);
|X|      Then, from any remaining "income on the contract"; and
|X|      Lastly, from the amount of any "investment in the contract" made after August 13, 1982.

Therefore,  to the extent a  distribution  is equal to or less than the  remaining  investment in the contract made prior to August 14,
1982,  such  amounts are not  included  in taxable  income.  Further,  distributions  received  that are  considered  to be a return of investment on the contract from purchase  payments  made prior to August 14, 1982,  such  distributions  are not subject to the 10% tax penalty.  In all other respects,  the general  provisions of the Code apply to distributions from annuities obtained as part of such an exchange.

Partial  surrenders may be treated in the same way as tax-free 1035 exchanges of entire contracts,  therefore avoiding current taxation of any gains in the  contract as well as the 10% IRS tax penalty on pre-age 59 1/2withdrawals.  The IRS has  reserved the right to treat transactions it considers  abusive as ineligible for this favorable partial 1035 exchange  treatment.  We do not know what transactions may be  considered  abusive.  For example,  we do not know how the IRS may view early  withdrawals  or  annuitizations  after a partial exchange.  As of the date of this  prospectus,  we will  treat a partial  surrender  of this type  involving  a  non-qualified  annuity contract as a "tax-free"  exchange for future tax  reporting  purposes,  except to the extent that we, as a reporting  and  withholding agent,  believe that we would be expected to deem the transaction to be abusive.  However,  some insurance  companies may not recognize these partial  surrenders as tax-free  exchanges and may report them as taxable  distributions to the extent of any gain distributed as well as  subjecting  the taxable  portion of the  distribution  to the 10% IRS early  distribution  penalty.  We  strongly  urge you to discuss any transaction of this type with your tax advisor before proceeding with the transaction.

There is no guidance from the Internal  Revenue  Service as to whether a partial  exchange from a life  insurance  contract is eligible for  non-recognition  treatment  under  Section 1035 of the Code. We will  continue to report a partial  surrender of a life  insurance policy as subject to current  taxation to the extent of any gain. In addition,  please be cautioned that no specific  guidance has been provided as to the impact of such a transaction on the remaining life insurance  policy,  particularly as to the subsequent  methods to be used to test for compliance  under the Code for both the  definition of life  insurance and the  definition of a modified  endowment contract.

Special  Considerations  for  Purchasers  of the  Enhanced  Beneficiary  Protection  Optional  Death  Benefit:  As of the  date of this
Prospectus,  it is our understanding  that the charges related to the optional Death Benefit are not subject to current taxation and we will not report them as such.  However,  the IRS could take the position  that these charges  should be treated as partial  withdrawals subject  to  current  taxation  to the extent of any gain and,  if  applicable,  the 10% tax  penalty.  We reserve  the right to report charges for the optional Death Benefit as partial  withdrawals if we, as a reporting and  withholding  agent,  believe that we would be expected to report them as such.

WHAT TAX CONSIDERATIONS ARE THERE FOR TAX-QUALIFIED RETIREMENT PLANS OR QUALIFIED CONTRACTS?
An annuity may be suitable as a funding  vehicle for various  types of  tax-qualified  retirement  plans.  We have  provided  summaries below of the types of tax-qualified  retirement plans with which we may issue an Annuity.  These summaries provide general  information about the tax rules and are not  intended to be complete  discussions.  The tax rules  regarding  qualified  plans are  complex.  These rules may include  limitations on contributions and restrictions on distributions,  including  additional taxation of distributions and additional  penalties.  The terms and conditions of the  tax-qualified  retirement plan may impose other  limitations and  restrictions that are in addition to the terms of the  Annuity.  The  application  of these rules  depends on  individual  facts and  circumstances.
Before  purchasing an Annuity for use in a qualified  plan,  you should obtain  competent tax advice,  both as to the tax treatment and suitability  of such an  investment.  American  Skandia  does not offer all of its  annuities  to all of these  types of  tax-qualified retirement plans.

Corporate  Pension  and  Profit-sharing  Plans:  Annuities  may be used to fund  employee  benefits  of various  corporate  pension and profit-sharing  plans  established by corporate  employers under Section 401(a) of the Code including  401(k) plans.  Contributions  to such plans are not taxable to the employee  until  distributions  are made from the retirement  plan.  The Code imposes  limitations on the  amount  that may be  contributed  and the  timing of  distributions.  The tax  treatment  of  distributions  is subject to special provisions of the Code,  and also depends on the design of the specific  retirement  plan.  There are also special  requirements  as to participation, nondiscrimination, vesting and nonforfeitability of interests.

H.R.  10 Plans:  Annuities  may also be used to fund  benefits  of  retirement  plans  established  by  self-employed  individuals  for themselves  and their  employees.  These are commonly  known as "H.R.  10 Plans" or "Keogh  Plans".  These plans are subject to most of the same types of limitations and requirements as retirement  plans  established by corporations.  However,  the exact  limitations and requirements may differ from those for corporate plans.

Tax Sheltered  Annuities:  Under Section 403(b) of the Code, a tax sheltered annuity ("TSA") is a contract into which contributions may be made by certain  qualifying  employers  such as public schools and certain  charitable,  educational  and  scientific  organizations specified  in Section  501(c)(3)  for the  benefit of their  employees.  Such  contributions  are not  taxable  to the  employee  until distributions  are made from the TSA.  The Code  imposes  limits  on  contributions,  transfers  and  distributions.  Nondiscrimination requirements also apply.

Section 457 Plans:  Under Section 457 of the Code,  deferred  compensation  plans  established  by  governmental  and certain other tax exempt employers for their employees may invest in annuity  contracts.  The Code limits  contributions and  distributions,  and imposes eligibility  requirements as well.  Contributions  are not taxable to employees until distributed from the plan.  However,  plan assets remain the  property of the  employer  and are subject to the claims of the  employer's  general  creditors  until such assets are made available to participants or their beneficiaries.

Individual  Retirement  Arrangements  or "IRAs":  Section  408 of the Code  allows  eligible  individuals  to  maintain  an  individual retirement  account or individual  retirement  annuity ("IRA").  IRAs are subject to limitations on the amount that may be contributed, the  contributions  that may be deducted  from  taxable  income,  the persons who may be eligible to establish an IRA and the time when distributions  must  commence.  Further,  an Annuity may be  established  with  "roll-over"  distributions  from certain  tax-qualified retirement plans and maintain the tax-deferred status of these amounts.

Roth  IRAs:  A form of IRA is also  available  called  a "Roth  IRA".  Contributions  to a Roth  IRA are not tax  deductible.  However, distributions  from a Roth IRA are free from  Federal  income  taxes and are not  subject to the 10%  penalty tax if five (5) tax years have passed since the first  contribution  was made or any conversion from a traditional IRA was made and the  distribution is made (a)
                                                                                                      ---
once the taxpayer is age 59 1/2or older,  (b) upon the death or disability of the taxpayer,  or (c) for qualified  first-time  home buyer expenses,  subject to certain  limitations.  Distributions  from a Roth IRA that are not  "qualified" as described above may be subject to Federal income and penalty taxes.

Purchasers  of IRAs  and  Roth  IRAs  will  receive  a  special  disclosure  document,  which  describes  limitations  on  eligibility, contributions,  transferability  and distributions.  It also describes the conditions under which distributions from IRAs and qualified plans may be rolled over or transferred into an IRA or another  qualified plan, on a tax-deferred  basis and the conditions under which distributions from traditional IRAs may be rolled over to, or the traditional IRA itself may be converted into, a Roth IRA.

SEP IRAs:  Eligible  employers  that  meet  specified  criteria  may  establish  Simplified  Employee  Pensions  or SEP IRAs.  Employer
contributions  that may be made to employee  SEP IRAs are larger than the amounts  that may be  contributed  to other IRAs,  and may be deductible to the employer.

HOW ARE DISTRIBUTIONS FROM QUALIFIED CONTRACTS TAXED?
Distributions  from  Qualified  Contracts  are  generally  taxed under  Section 72 of the Code.  Under these  rules,  a portion of each distribution  may be  excludable  from income.  The  excludable  amount is the  proportion  of a  distribution  representing  after-tax contributions.  Generally,  a 10% penalty tax applies to the taxable portion of a distribution from a Qualified  Contract made prior to age 59 1/2.  However, the 10% penalty tax does not apply when the distribution:
|X|      is part of a properly executed transfer to another IRA or another eligible qualified account;
|X|      is subsequent to the death or  disability  of the taxpayer (for this purpose  disability is as defined in Section  72(m)(7) of the Code);
|X|      is part of a series of substantially  equal periodic  payments to be paid not less frequently than annually for the taxpayer's life or life expectancy or for the joint lives or life expectancies of the taxpayer and a designated beneficiary;
|X|      is subsequent to a separation from service after the taxpayer attains age 55*;
|X|      does not exceed the employee's allowable deduction in that tax year for medical care*;
|X|      is made to an alternate payee pursuant to a qualified domestic relations order*; and
|X|      is made pursuant to an IRS levy.

The exceptions above which are followed by an asterisk (*) do not apply to IRAs.  Certain other exceptions may be available.

Minimum  Distributions  after age 70 1/2: A participant's  interest in a Qualified Contract must generally be distributed,  or begin to be distributed, by the "required beginning date".  This is April 1st of the calendar year following the later of:
|X|      the calendar year in which the individual attains age 70 1/2; or
|X|      the calendar year in which the individual  retires from service with the employer  sponsoring the plan. The retirement  option is not available to IRAs.

The IRS has released Treasury  regulations  containing new Minimum  Distribution  rules. Under the new rules, the Minimum  Distribution amount will be lower for the vast majority of individuals.  For Minimum  Distributions  required in 2002 and beyond, the individual may utilize the 2002 Final Regulations, the 2001 Proposed Regulations or the 1987 Proposed Regulations.

Under the new Minimum  Distribution  rules, a uniform life expectancy  table will be utilized by all  participants  except those with a spouse who is more than ten (10) years younger than the  participant.  In that case,  the new rules permit the  participant  to utilize the  actual  life  expectancies  of the  participant  and the  spouse.  In most  cases,  the  beneficiary  may be  changed  during  the participant's  lifetime with no affect on the Minimum  Distributions.  At death, the designated  Beneficiary may generally take Minimum
Distributions over his/her life expectancy or in a lump sum.

If the amount  distributed is less than the minimum required  distribution for the year, the participant is subject to a 50% tax on the amount  that was not  properly  distributed.  Because of the many  recent  changes  to the  Minimum  Distribution  rules,  we  strongly encourage you to consult with your tax advisor for more detailed information.

GENERAL TAX CONSIDERATIONS

Diversification:  Section 817(h) of the Code provides that a variable annuity  contract,  in order to qualify as an annuity,  must have an "adequately  diversified"  segregated  asset account  (including  investments  in a mutual fund by the  segregated  asset account of insurance  companies).  If the  diversification  requirements  under the Code are not met and the annuity is not treated as an annuity, the taxpayer  will be subject to income tax on the annual gain in the contract.  The Treasury  Department's  regulations  prescribe the diversification  requirements for variable annuity contracts.  We expect the underlying mutual fund portfolios to comply with the terms of these regulations.

Transfers Between Investment  Options:  Transfers between investment options are not subject to taxation.  The Treasury  Department may promulgate  guidelines  under which a variable  annuity will not be treated as an annuity for tax  purposes if persons  with  ownership rights have  excessive  control over the  investments  underlying  such variable  annuity.  Such  guidelines may or may not address the number of investment options or the number of transfers between  investment  options offered under a variable annuity.  It is not known whether such  guidelines,  if in fact  promulgated,  would have  retroactive  effect.  It is also not known what effect,  if any,  such guidelines may have on transfers  between the investment  options of the Annuity offered pursuant to this Prospectus.  We will take any action, including modifications to your Annuity or the Sub-accounts, required to comply with such guidelines if promulgated.

Federal Income Tax  Withholding:  Section 3405 of the Code provides for Federal income tax withholding on the portion of a distribution which is  includible  in the gross  income of the  recipient.  Amounts  to be  withheld  depend  upon the  nature of the  distribution.
However,  under most  circumstances  a  recipient  may elect not to have income  taxes  withheld  or have  income  taxes  withheld at a different rate by filing a completed election form with us.

Certain distributions,  known as eligible rollover  distributions,  from Qualified Contracts,  are subject to automatic 20% withholding for Federal income taxes.  The following distributions are not eligible rollover distributions and not subject to 20% withholding::
|X|      any portion of a distribution paid as a Minimum Distribution;
|X|      direct transfers to the trustee of another retirement plan;
|X|      distributions from an individual retirement account or individual retirement annuity;
|X|      distributions  made as  substantially  equal  periodic  payments for the life or life  expectancy  of the  participant  in the retirement plan or the life or life expectancy of such participant and his or her designated beneficiary under such plan;
|X|      distributions that are part of a series of substantial periodic payments pursuant to Section 72(q) or 72(t) of the Code; and
|X|      certain other distributions where automatic 20% withholding may not apply.

Loans,  Assignments and Pledges:  Any amount received directly or indirectly as a loan from, or any assignment or pledge of any portion of the value  of, an  annuity  before  annuity  payments  have  begun is  treated  as a  distribution  subject  to  taxation  under the distribution  rules set forth above.  Any gain in an annuity on or after the  assignment or pledge of an entire  annuity and while such assignment  or pledge  remains in effect is treated as "income on the  contract" in the year in which it is earned.  For  annuities not issued as Qualified  Contracts,  the cost basis of the annuity is increased by the amount of any  assignment  or pledge  includible  in gross  income.  The cost basis is not affected by any  repayment of any loan for which the annuity is  collateral  or by payment of any interest thereon.

Gifts:  The gift of an annuity to someone other than the spouse of the owner (or former spouse  incident to a divorce) is treated,  for income tax purposes, as a distribution.

Estate and Gift Tax  Considerations:  You should obtain competent tax advice with respect to possible federal and state estate and gift tax consequences flowing from the ownership and transfer of annuities.

Generation-Skipping  Transfers:  Under the Code certain taxes may be due when all or part of an annuity is  transferred  to, or a death benefit is paid to, an  individual  two or more  generations  younger than the contract  holder.  These  generation-skipping  transfers generally  include those subject to federal estate or gift tax rules.  There is an aggregate $1.1 million  exemption from taxes for all such  transfers.  We may be required to determine  whether a transaction  is a direct skip as defined in the Code and the amount of the resulting  tax. We will  deduct  from your  Annuity or from any  applicable  payment  treated as a direct skip any amount of tax we are required to pay.

Considerations for Contingent  Annuitants:  There may be adverse tax consequences if a contingent  annuitant succeeds an annuitant when the Annuity is owned by a trust that is neither tax exempt nor qualifies for preferred  treatment  under certain  sections of the Code.
In general,  the Code is designed to prevent indefinite  deferral of tax.  Continuing the benefit of tax deferral by naming one or more contingent  annuitants when the Annuity is owned by a non-qualified  trust might be deemed an attempt to extend the tax deferral for an indefinite  period.  Therefore,  adverse tax treatment may depend on the terms of the trust, who is named as contingent  annuitant,  as well as the  particular  facts and  circumstances.  You should  consult your tax advisor  before  naming a contingent  annuitant if you expect to use an Annuity in such a fashion.

GENERAL INFORMATION

HOW WILL I RECEIVE STATEMENTS AND REPORTS?
We send any  statements and reports  required by applicable  law or regulation to you at your last known address of record.  You should therefore  give us prompt  notice of any address  change.  We reserve  the right,  to the extent  permitted  by law and subject to your prior consent, to provide any prospectus, prospectus supplements,  confirmations,  statements and reports required by applicable law or regulation to you through our Internet Website at  http://www.americanskandia.com  or any other electronic means,  including  diskettes or CD ROMs.  We send a  confirmation  statement  to you each  time a  transaction  is made  affecting  Account  Value,  such as  making additional  Purchase  Payments,  transfers,  exchanges  or  withdrawals.  We also send  quarterly  statements  detailing  the  activity affecting your Annuity during the calendar quarter.  We may confirm regularly  scheduled  transactions,  such as the Annual Maintenance
Fee,  in  quarterly  statements  instead of  confirming  them  immediately.  You  should  review the  information  in these  statements carefully.  You may request additional reports.  We reserve the right to charge up to $50 for each such additional report.

Any errors or  corrections on  transactions  for your Annuity must be reported to us at our Office as soon as possible to assure proper accounting to your Annuity.  For  transactions  that are confirmed  immediately,  we assume all  transactions  are accurate  unless you notify us  otherwise  within 30 days from the date you receive the  confirmation.  For  transactions  that are first  confirmed  on the quarterly  statement,  we assume all  transactions  are  accurate  unless you  notify us within 30 days from the date you  receive  the quarterly  statement.  All  transactions  confirmed  immediately or by quarterly  statement are deemed  conclusive after the applicable
30-day  period.  We may also send an annual  report  and a  semi-annual  report  containing  applicable  financial  statements  for the
Separate  Account and the Portfolios,  as of December 31 and June 30,  respectively,  to Owners or, with your prior consent,  make such documents available electronically through our Internet Website or other electronic means.

WHO IS AMERICAN SKANDIA?
American  Skandia Life Assurance  Corporation  ("American  Skandia") is a stock life insurance  company  domiciled in Connecticut  with licenses in all 50 states and the District of Columbia.  American  Skandia is a  wholly-owned  subsidiary  of American  Skandia,  Inc., whose ultimate parent is Skandia  Insurance  Company Ltd., a Swedish company.  American Skandia markets its products to  broker-dealers and financial  planners  through an internal field marketing  staff. In addition,  American  Skandia markets through and in conjunction with financial institutions such as banks that are permitted directly, or through affiliates, to sell annuities.

American  Skandia is in the business of issuing  variable annuity and variable life insurance  contracts.  American  Skandia  currently offers the  following  products:  (a) flexible  premium  deferred  annuities  and single  premium  fixed  deferred  annuities  that are registered  with the SEC; (b) certain other fixed deferred  annuities that are not registered with the SEC; (c) both fixed and variable immediate  adjustable  annuities;  and (d) a single premium  variable life insurance policy that is registered with the SEC. No company other than  American  Skandia has any legal  responsibility  to pay amounts that it owes under its variable  annuity and variable  life insurance contracts.

WHAT ARE SEPARATE ACCOUNTS?
The  separate  accounts are where  American  Skandia sets aside and invests the assets of some of our  annuities.  In the  accumulation period,  assets  supporting  Account Values of the Annuities are held in separate  accounts  established under the laws of the State of
Connecticut.  We are the legal  owner of assets in the  separate  accounts.  In the payout  period,  assets  supporting  fixed  annuity payments and any adjustable  annuity payments we make available are held in our general  account.  Assets  supporting  variable annuity payment options may be invested in our separate  accounts.  Income,  gains and losses from assets allocated to these separate  accounts are credited to or charged against each such separate  account without regard to other income,  gains or losses of American  Skandia or of any other of our separate  accounts.  These assets may only be charged with  liabilities  which arise from the  Annuities  issued by
American  Skandia.  The amount of our obligation in relation to allocations to the Sub-accounts is based on the investment  performance of such Sub-accounts.  However, the obligations themselves are our general corporate obligations.

Separate Account B
During the accumulation  period, the assets supporting  obligations based on allocations to the variable investment options are held in
Class 3 Sub-accounts  of American  Skandia Life Assurance  Corporation  Variable  Account B, also referred to as "Separate  Account B".
Separate  Account  B  consists  of  multiple  Sub-accounts.  The  name of each  Sub-account  generally  corresponds  to the name of the underlying  Portfolio.  Separate Account B was established by us pursuant to Connecticut  law.  Separate Account B also holds assets of other  annuities  issued by us with values and benefits that vary  according to the investment  performance of Separate  Account B. The
Sub-accounts  of this Annuity are all Class 3  Sub-accounts  of Separate  Account B. Each  Sub-account  invests only in a single mutual fund or mutual fund  portfolio.  Each class of Sub-accounts in Separate  Account B has a different  level of charges  assessed  against such Sub-accounts.  Separate Account B is registered with the SEC under the Investment  Company Act of 1940 ("Investment  Company Act")
as a unit investment  trust,  which is a type of investment  company.  The SEC does not supervise  investment  policies,  management or practices of Separate Account B.

We reserve the right to make changes to the  Sub-accounts  available  under the Annuity as we determine  appropriate.  We may offer new
Sub-accounts,  eliminate  Sub-accounts,  or combine  Sub-accounts at our sole discretion.  We may also close Sub-accounts to additional
Purchase  Payments on existing  Annuity  contracts or close  Sub-accounts  for Annuities  purchased on or after specified dates. We may also substitute an underlying  mutual fund or portfolio of an underlying  mutual fund for another  underlying  mutual fund or portfolio of an  underlying  mutual fund,  subject to our receipt of any  exemptive  relief that we are  required to obtain under the  Investment
Company Act.  We will notify Owners of changes we make to the Sub-accounts available under the Annuity.

Values and benefits based on allocations to the Sub-accounts  will vary with the investment  performance of the underlying mutual funds or fund  portfolios,  as applicable.  We do not guarantee the investment  results of any  Sub-account.  Your Account Value allocated to the  Sub-accounts  may increase or decrease.  You bear the entire  investment  risk.  There is no assurance  that the Account  Value of your Annuity will equal or be greater than the total of the Purchase Payments you make to us.

Separate Account D
During the  accumulation  period,  assets  supporting our  obligations  based on Fixed  Allocations  are held in American  Skandia Life
Assurance  Corporation  Separate Account D, also referred to as "Separate  Account D". Such obligations are based on the fixed interest rates we credit to Fixed  Allocations  and the terms of the Annuities.  These  obligations do not depend on the investment  performance of the assets in Separate Account D.  Separate Account D was established by us pursuant to Connecticut law.

There are no units in  Separate  Account  D. The Fixed  Allocations  are  guaranteed  by our  general  account.  An  Annuity  Owner who allocates  a portion of their  Account  Value to  Separate  Account D does not  participate  in the  investment  gain or loss on assets maintained  in  Separate  Account  D. Such gain or loss  accrues  solely  to us.  We  retain  the risk that the value of the  assets in
Separate  Account D may drop below the  reserves and other  liabilities  we must  maintain.  Should the value of the assets in Separate
Account D drop below the reserve and other  liabilities  we must  maintain in relation to the  annuities  supported by such assets,  we will transfer  assets from our general account to Separate  Account D to make up the  difference.  We have the right to transfer to our general  account any assets of Separate  Account D in excess of such  reserves and other  liabilities.  We maintain  assets in Separate
Account D supporting a number of annuities we offer.

We currently employ  investment  managers to manage the assets  maintained in Separate Account D. Each manager we employ is responsible for  investment  management  of a different  portion of Separate  Account D. From time to time  additional  investment  managers may be employed or investment  managers may cease being  employed.  We are under no obligation to employ or continue to employ any  investment manager(s) and have sole discretion over the investment managers we retain.

We are not  obligated to invest  according to specific  guidelines  or strategies  except as may be required by  Connecticut  and other state insurance laws.

WHAT IS THE LEGAL STRUCTURE OF THE UNDERLYING FUNDS?
Each underlying  mutual fund is registered as an open-end  management  investment  company under the Investment  Company Act. Shares of the  underlying  mutual fund  portfolios  are sold to separate  accounts of life  insurance  companies  offering  variable  annuity and variable life insurance products.  The shares may also be sold directly to qualified pension and retirement plans.

Voting Rights
We are the legal owner of the shares of the underlying  mutual funds in which the Sub-accounts  invest.  However,  under SEC rules, you have voting rights in relation to Account Value  maintained in the  Sub-accounts.  If an underlying  mutual fund  portfolio  requests a vote of  shareholders,  we will vote our shares  based on  instructions  received  from Owners with  Account  Value  allocated  to that
Sub-account.  Owners  have the right to vote an amount  equal to the number of shares  attributable  to their  contracts.  If we do not receive voting  instructions in relation to certain  shares,  we will vote those shares in the same manner and proportion as the shares for which we have  received  instructions.  We will furnish  those  Owners who have Account  Value  allocated  to a  Sub-account  whose underlying  mutual fund  portfolio has requested a "proxy" vote with proxy  materials and the necessary  forms to provide us with their voting  instructions.  Generally,  you will be asked to provide instructions for us to vote on matters such as changes in a fundamental investment  strategy,  adoption of a new investment advisory  agreement,  or matters relating to the structure of the underlying mutual fund that require a vote of shareholders.

American  Skandia  Trust (the  "Trust")  has  obtained an  exemption  from the  Securities  and  Exchange  Commission  that permits its investment adviser, American Skandia Investment Services,  Incorporated ("ASISI"),  subject to approval by the Board of Trustees of the
Trust, to change sub-advisors for a Portfolio and to enter into new sub-advisory  agreements,  without obtaining  shareholder  approval of the changes.  This exemption (which is similar to exemptions  granted to other investment  companies that are organized in a similar manner as the Trust) is  intended  to  facilitate  the  efficient  supervision  and  management  of the  sub-advisors  by ASISI and the
Trustees.  The Trust is required,  under the terms of the exemption,  to provide certain  information to  shareholders  following these types of changes.

Material Conflicts
It is possible  that  differences  may occur  between  companies  that offer  shares of an  underlying  mutual fund  portfolio to their respective  separate  accounts  issuing  variable  annuities  and/or  variable  life  insurance  products.  Differences  may also occur surrounding  the offering of an underlying  mutual fund portfolio to variable life insurance  policies and variable  annuity  contracts that we offer. Under certain  circumstances,  these differences could be considered  "material  conflicts," in which case we would take necessary  action to protect  persons with voting rights under our variable  annuity  contracts and variable  life  insurance  policies against persons with voting rights under other insurance  companies'  variable  insurance  products.  If a "material  conflict" were to arise between owners of variable  annuity  contracts and variable life insurance  policies issued by us we would take necessary  action to treat  such  persons  equitably  in  resolving  the  conflict.  "Material  conflicts"  could  arise  due to  differences  in  voting instructions  between owners of variable life insurance and variable annuity contracts of the same or different  companies.  We monitor any potential conflicts that may exist.

Service Fees Payable by Underlying Funds
American  Skandia or our affiliates have entered into  agreements with the investment  adviser or distributor of many of the underlying
Portfolios.  Under the terms of these agreements,  American Skandia provides  administrative and support services to the Portfolios for which a fee is paid that is generally based on a percentage of the average assets  allocated to the Portfolios  under the Annuity.  Any fees payable will be  consistent  with the  services  rendered or the expected  cost  savings  resulting  from the  arrangement.  These agreements may be different for each underlying mutual fund whose portfolios are offered as Sub-accounts.

WHO DISTRIBUTES ANNUITIES OFFERED BY AMERICAN SKANDIA?
American  Skandia  Marketing,  Incorporated  ("ASM"),  a wholly-owned  subsidiary of American  Skandia,  Inc., is the  distributor  and principal  underwriter of the securities  offered through this prospectus.  ASM acts as the distributor of a number of annuity and life insurance  products we offer and both  American  Skandia  Trust and American  Skandia  Advisor  Funds,  Inc., a family of retail mutual funds. ASM also acts as an introducing  broker-dealer  through which it receives a portion of brokerage  commissions in connection with purchases and sales of  securities  held by portfolios  of American  Skandia Trust which are offered as underlying  investment  options under the Annuity.

ASM's principal  business  address is One Corporate Drive,  Shelton,  Connecticut  06484. ASM is registered as broker-dealer  under the
Securities Exchange Act of 1934 ("Exchange Act") and is a member of the National Association of Securities Dealers, Inc. ("NASD").

The  Annuity is offered on a  continuous  basis.  ASM enters into  distribution  agreements  with  independent  broker-dealers  who are registered under the Exchange Act and with entities that may offer the Annuity but are exempt from  registration.  Applications for the
Annuity are solicited by registered  representatives of those firms. Such  representatives  will also be our appointed insurance agents under state insurance law.  In addition, ASM may offer the Annuity directly to potential purchasers.

Compensation is paid to firms on sales of the Annuity according to one or more schedules.  The individual  representative  will receive a portion of the  compensation,  depending on the practice of the firm.  Compensation  is generally  based on a percentage  of Purchase
Payments  made, up to a maximum of 7.0%.  Alternative  compensation  schedules are  available  that provide a lower initial  commission plus ongoing annual  compensation  based on all or a portion of Account Value. We may also provide  compensation for providing  ongoing service to you in relation to the  Annuity.  Commissions  and other  compensation  paid in relation to the Annuity do not result in any additional charge to you or to the Separate Account.

In addition,  firms may receive separate compensation or reimbursement for, among other things, training of sales personnel,  marketing or other  services  they provide to us or our  affiliates.  We or ASM may enter into  compensation  arrangements  with  certain  firms.
These  arrangements  will  not be  offered  to all  firms  and the  terms of such  arrangements  may  differ  between  firms.  Any such compensation  will be paid by us or ASM and will not result in any  additional  charge to you.  To the extent  permitted  by NASD rules and other applicable laws and regulations,  ASM may pay or allow other promotional  incentives or payments in the form of cash or other compensation.

Advertising:  We may advertise certain  information  regarding the performance of the investment  options.  Details on how we calculate performance  for the  Sub-accounts  are found in the  Statement of Additional  Information.  This  information  may help you review the performance of the investment  options and provide a basis for comparison  with other  annuities.  This  information may be less useful when comparing the  performance of the investment  options with other savings or investment  vehicles.  Such other  investments may not provide some of the benefits of annuities,  or may not be designed for long-term  investment  purposes.  Additionally  other savings or investment vehicles may not be receive the beneficial tax treatment given to annuities under the Code.

We may advertise the performance of the Portfolios in the form of "Standard" and "Non-standard" Total Returns.  "Standard Total
Return" figures assume a hypothetical initial investment of $1,000 allocated to a Sub-account during the most recent, one, five and ten year periods (or since the inception date that the Portfolio has been offered as a Sub-account, if less).  "Standard Total
Return" figures assume that the Insurance Charge and the Annual Maintenance Fee (if applicable) are deducted and that the Annuity is surrendered at the end of the applicable period, meaning that any Contingent Deferred Sales Charge that would apply upon surrender is also deducted.  "Non-standard Total Return" figures include any performance figures that do not meet the SEC's rules for Standard
Total Returns.  Non-standard Total Returns are calculated in the same manner as standardized returns except that the figures may not reflect all fees and charges.  In particular, they may assume no surrender at the end of the applicable period so that the CDSC does not apply.  Standard and Non-standard Total Returns will not reflect charges that apply to any optional benefits.  The additional cost associated with any optional benefits you elected will reduce your performance.  Non-standard Total Returns must be accompanied by Standard Total Returns.

We may advertise the performance of money market-type Sub-accounts using a measure of the "current and effective yield".  The current yield of a money market-type Sub-account is calculated based upon the previous seven-day period ending on the date of calculation.
The effective yield of a money market-type Sub-account reflects the reinvestment of net income earned daily on the assets of such a
Sub-account.  The current and effective yields reflect the Insurance Charge deducted against the Sub-account.  In a low interest rate environment, yields for money market-type Sub-accounts, after deduction of the Insurance Charge, may be negative even though the yield (before deducting the Insurance Charge) is positive.  Current and effective yield information will fluctuate.  This information may not provide a basis for comparisons with deposits in banks or other institutions which pay a fixed yield over a stated period of time, or with investment companies which do not serve as underlying mutual funds for variable annuities and/or do not have additional asset-based charges deducted for the insurance protection provided

Performance  information on the  Sub-accounts is based on past performance  only and is not an indication or  representation  of future performance.  Performance of the Sub-accounts is not fixed.  Actual  performance will depend on the type,  quality and, for some of the
Sub-accounts,  the  maturities  of the  investments  held by the  underlying  mutual funds or  portfolios  and upon  prevailing  market conditions and the response of the underlying  mutual funds to such conditions.  Actual  performance will also depend on changes in the expenses of the underlying mutual funds or portfolios.  Such changes are reflected,  in turn, in the Sub-accounts  which invest in such underlying mutual fund or portfolio.  In addition, the amount of charges assessed against each Sub-account will affect performance.

The hypothetical  performance of certain of the strategy portfolios can be demonstrated by applying the investment  strategies employed by Portfolios  during prior  historical  periods as compared to the  historical  performance  of the relevant  indices  during the same periods.  When presenting any such hypothetical  performance  figures, all figures will also reflect the Insurance Charge applicable to the particular  Sub-account being advertised.  Please refer to the Statement of Additional  Information for a more complete description of the methodology used to present the information.

The information we may advertise  regarding the Fixed  Allocations may include the then current  interest rates we are crediting to new
Fixed  Allocations.  Information  on current rates will be as of the date  specified in such  advertisement.  Rates will be included in advertisements  to the extent  permitted by law. Given that the actual rates  applicable to any Fixed  Allocation are as of the date of any such Fixed  Allocation's  Guarantee Period begins, the rate credited to a Fixed Allocation may be more or less than those quoted in an advertisement.

Advertisements  we distribute  may also compare the  performance  of our  Sub-accounts  with:  (a) certain  unmanaged  market  indices, including  but not limited to the Dow Jones  Industrial  Average,  the Standard & Poor's 500, the NASDAQ 100, the Shearson  Lehman Bond
Index, the Frank Russell non-U.S.  Universal Mean, the Morgan Stanley Capital  International  Index of Europe, Asia and Far East Funds,
and the Morgan Stanley Capital  International World Index; and/or (b) other management  investment companies with investment objectives similar to the mutual  fund or  portfolio  underlying  the  Sub-accounts  being  compared.  This may include  the  performance  ranking assigned by various publications,  including but not limited to the Wall Street Journal,  Forbes,  Fortune,  Money, Barron's,  Business
Week, USA Today and statistical  services,  including but not limited to Lipper Analytical Services Mutual Funds Survey, Lipper Annuity
and Closed End Survey,  the Variable  Annuity  Research Data Survey,  SEI, the  Morningstar  Mutual Fund Sourcebook and the Morningstar
Variable Annuity/Life Sourcebook.

American  Skandia Life Assurance  Corporation  may advertise its rankings  and/or ratings by independent  financial  ratings  services.
Such  rankings may help you in  evaluating  our ability to meet our  obligations  in relation to Fixed  Allocations,  pay minimum death benefits,  pay annuity  payments or  administer  Annuities.  Such rankings and ratings do not reflect or relate to the  performance  of
Separate Account B.

AVAILABLE INFORMATION
A  Statement  of  Additional  Information  is  available  from us without  charge upon your  request.  This  Prospectus  is part of the registration  statement we filed with the SEC regarding this offering.  Additional  information on us and this offering is available in those  registration  statements and the exhibits  thereto.  You may obtain copies of these  materials at the prescribed  rates from the
SEC's Public Reference Section, 450 Fifth Street N.W., Washington,  D.C., 20549. You may inspect and copy those registration statements and exhibits thereto at the SEC's public reference  facilities at the above address,  Room 1024, and at the SEC's Regional Offices, The
Woolworth  Building,  233 Broadway,  New York, NY and 175 W. Jackson  Boulevard,  Suite 900, Chicago,  IL. These documents,  as well as documents  incorporated  by  reference,  may  also be  obtained  through  the  SEC's  Internet  Website  (http://www.sec.gov)  for this registration statement as well as for other registrants that file electronically with the SEC.

INCORPORATION OF CERTAIN DOCUMENTS BY REFERENCE
To the extent and only to the extent that any statement in a document  incorporated  by reference  into this  Prospectus is modified or superseded by a statement in this  Prospectus or in a later-filed  document,  such statement is hereby deemed so modified or superseded and not part of this  Prospectus.  The Annual Report on Form 10-K for the year ended December 31, 2001 previously  filed by the Company with the SEC under the Exchange Act is incorporated by reference in this Prospectus.

We will furnish you without charge a copy of any or all of the documents  incorporated by reference in this  Prospectus,  including any exhibits to such  documents  which have been  specifically  incorporated  by  reference.  We will do so upon receipt of your written or oral request.

HOW TO CONTACT US
You can contact us by:
|X|      calling our Customer Service Team at  1-800-752-6342  during our normal business hours, 8:30 a.m. EST to 8:00 p.m. EST, Monday through Friday, or Skandia's Telephone Automated Response System (STARS) at 1-800-766-4530.
|X|      writing to us via regular mail at American Skandia - Variable Annuities,  P.O. Box 7040,  Bridgeport,  Connecticut  06601-7040
       OR for express mail American Skandia - Variable  Annuities,  One Corporate Drive,  Shelton,  Connecticut 06484. NOTE: Failure to
       send mail to the proper address may result in a delay in our receiving and processing your request.
|X|      sending an email to customerservice@skandia.com or visiting our Internet Website at www.americanskandia.com
|X|      accessing information about your Annuity through our Internet Website at www.americanskandia.com

You can obtain account information through Skandia's  Telephone Automated Response System (STARS) and at  www.americanskandia.com,  our
Internet  Website.  Our Customer  Service  representatives  are also available  during  business hours to provide you with  information about your account.  You can request  certain  transactions  through our  telephone  voice  response  system,  our Internet  Website or through a customer service  representative.  You can provide authorization for a third party,  including your  attorney-in-fact  acting pursuant to a power of attorney or an investment  professional,  to access your account information and perform certain transactions on your  account.  You will need to complete a form  provided by us which  identifies  those  transactions  that you wish to authorize via telephonic  and  electronic  means and whether you wish to  authorize a third party to perform any such  transactions.  We require that you or your  representative  provide proper  identification  before performing  transactions over the telephone or through our Internet
Website.  This may include a Personal  Identification  Number  (PIN) that will be provided to you upon issue of your Annuity or you may establish or change your PIN through STARS and at  www.americanskandia.com,  our Internet  Website.  Any third party that you authorize to perform financial transactions on your account will be assigned a PIN for your account.

Transactions  requested via telephone are recorded.  To the extent  permitted by law, we will not be responsible for any claims,  loss, liability  or  expense  in  connection  with a  transaction  requested  by  telephone  or  other  electronic  means if we acted on such transaction  instructions after following  reasonable  procedures to identify those persons authorized to perform  transactions on your
Annuity  using  verification  methods  which may include a request for your Social  Security  number,  PIN or other form of  electronic identification.  We may be liable for losses due to unauthorized or fraudulent instructions if we did not follow such procedures.

American Skandia does not guarantee access to telephonic,  facsimile,  Internet or any other electronic  information or that we will be able to accept  transaction  instructions  via such means at all times.  Regular and/or express mail will be the only means by which we will accept  transaction  instructions when telephonic,  facsimile,  Internet or any other electronic means are unavailable or delayed.
American  Skandia  reserves  the  right to limit,  restrict  or  terminate  telephonic,  facsimile,  Internet  or any other  electronic transaction privileges at any time.

INDEMNIFICATION
Insofar as  indemnification  for  liabilities  arising  under the  Securities  Act of 1933 (the  "Securities  Act") may be permitted to directors,  officers or persons controlling the registrant pursuant to the foregoing provisions,  the registrant has been informed that in the  opinion  of the SEC such  indemnification  is  against  public  policy as  expressed  in the  Securities  Act and is  therefore unenforceable.

LEGAL PROCEEDINGS
As of the date of this  Prospectus,  American  Skandia and its  affiliates  are not  involved in any legal  proceedings  outside of the ordinary  course of business.  American  Skandia and its  affiliates are involved in pending and  threatened  legal  proceedings in the normal  course of its business,  however,  we do not  anticipate  that the outcome of any such legal  proceedings  will have a material adverse  affect  on the  Separate  Account,  or  American  Skandia's  ability  to meet its  obligations  under the  Annuity,  or on the distribution of the Annuity.

CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION
The following are the contents of the Statement of Additional Information:

|X|      General Information about American Skandia
|X|      American Skandia Life Assurance Corporation
|X|      American Skandia Life Assurance Corporation Variable Account B (Class 3 Sub-accounts - NIKE)
|X|      American Skandia Life Assurance Corporation Separate Account D

Principal Underwriter/Distributor - American Skandia Marketing, Incorporated

How Performance Data is Calculated
|X|      Current and Effective Yield
|X|      Total Return

How the Unit Price is Determined

Additional Information on Fixed Allocations
|X|      How We Calculate the Market Value Adjustment

General Information
|X|      Voting Rights
|X|      Modification
|X|      Deferral of Transactions
|X|      Misstatement of Age or Sex
|X|      Ending the Offer

Annuitization

Independent Auditors

Legal Experts

Financial Statements
|X|      Appendix A - American Skandia Life Assurance Corporation Variable Account B (Class 3 Sub-accounts - NIKE)

                                       APPENDIX A - FINANCIAL INFORMATION ABOUT AMERICAN SKANDIA

SELECTED FINANCIAL DATA

The following table summarizes information with respect to the operations of the Company:

(table in thousands)                                         For the Year Ended December 31,
                                              2001          2000           1999          1998          1997
                                              ----          ----           ----          ----          ----
STATEMENT OF OPERATIONS DATA
Revenues:
Annuity and life insurance charges and fee$*   378,693  $    424,578   $    289,989  $    186,211  $    121,158
Fee income                                     111,196       130,610         83,243        50,839        27,593
Net investment income                           20,126        11,656         10,441        11,130         8,181
Premium income and other revenues                3,368         4,778          3,688         1,360         1,082
                                          ------------  ------------   ------------  ------------  ------------

Total revenues                            $    513,383  $    571,622   $    387,361  $    249,540  $    158,014
                                          ============  ============   ============  ============  ============

Benefits and Expenses:
Annuity and life insurance benefits       $      1,955  $        751   $        612  $        558  $      2,033
Change in annuity and life insurance
     policy reserves                           (39,898)       45,018          3,078         1,053            37
Cost of minimum death benefit                        -             -          2,945         5,144         4,545
reinsurance
Return credited to contractowners               16,833         9,046         (1,639)       (8,930)       (2,018)
Underwriting, acquisition and other
     insurance expenses                        420,802       335,213        206,350       167,790        90,496
Interest expense                                73,424        85,998         69,502        41,004        24,895
                                          ------------  ------------   ------------  ------------  ------------

Total benefits and expenses               $    473,116  $    476,026   $    280,848  $    206,619  $    119,988
                                          ============  ============   ============  ============  ============

Income tax expense                        $      7,168  $     30,779   $     30,344  $      8,154  $     10,478
                                          ============  ============   ============  ============  ============

Net income                                $     33,099  $     64,817   $     76,169  $     34,767  $     27,548
                                          ============  ============   ============  ============  ============

STATEMENT OF FINANCIAL CONDITION DATA
Total Assets                              $ 28,036,860  $ 31,702,705   $ 30,881,579  $ 18,848,273  $ 12,894,290
                                          ============  ============   ============  ============  ============

Future fees payable to parent             $    797,055  $    934,410   $    576,034  $    368,978  $    233,034
                                          ============  ============   ============  ============  ============

Surplus Notes                             $    144,000  $    159,000   $    179,000  $    193,000  $    213,000
                                          ============  ============   ============  ============  ============

Shareholder's Equity                      $    577,668  $    496,911   $    359,434  $    250,417  $    184,421
                                          ============  ============   ============  ============  ============

*        On annuity and life insurance  sales of $3,834,167,  $8,216,167,  $6,862,968,  $4,159,662,  and  $3,697,990,  during the years ended December 31, 2001,  2000,  1999, 1998 and 1997,  respectively,  with  contractowner  assets under management of $26,017,847,
     $29,751,822, $29,396,693, $17,854,761, and $12,119,191, as of December 31, 2001, 2000, 1999, 1998, and 1997, respectively.

MANAGEMENT'S DISCUSSION AND ANALYSIS OF FINANCIAL CONDITION AND RESULTS OF OPERATIONS

Management's  Discussion  and  Analysis  of  Financial  Condition  and Results of  Operations  should be read in  conjunction  with the consolidated financial statements and the notes thereto and Item 6, Selected Financial Data.

Results of Operations
---------------------

Annuity and life  insurance  sales  decreased  53% in 2001 to  $3,834,167,000  as compared to a 20%  increase in 2000.  The decrease in sales in 2001 was consistent with the general decline in sales  throughout the variable annuity  industry,  attributed in large part to the decline in the equity  markets.  The sales growth in 2000 was driven by  significant  sales volume in the first quarter of 2000 due to the strong  equity market  performance.  However,  the decline in the equity  markets  during the  remainder of the year  negatively impacted  sales as the first quarter level of sales was not  sustained.  The Company has announced its intention to focus on the growth of its core variable annuity business,  with a continuing focus on increasing sales through innovative product development  activities, the expansion of its wholesaling  force through  recruitment and retention of top producers,  and providing  consistently good customer service.

Average assets under management totaled  $27,020,489,000 in 2001,  $31,413,809,000 in 2000 and $21,984,759,000 in 1999,  representing a decrease  of 14% in 2001 and an  increase  of 46% in 2000.  As a result of the  decrease  in sales  volume  and  average  assets  under management,  annuity and life  insurance  charges and fees decreased 11% in 2001, as compared to an increase of 46% in 2000. Fee income generated from transfer agency-type and investment support activities decreased 15% in 2001 and increased 57% in 2000.

Net  investment  income  increased 73% in 2001  compared to 2000 and  increased 12% in 2000 compared to 1999.  The increase in 2001 was primarily  due to a higher  level of fixed  maturity  investments  in support  of the  Company's  risk-based  capital  objectives.  The increase in 2000 was primarily due to the higher level of fixed maturity  investments  partially  offset by $6,939,000 of  amortization of premiums paid on derivative  instruments.  Excluding the derivative  amortization,  net investment income increased 62% in 2000 as a result of increased fixed maturity investments in support of the Company's risk-based capital objectives.

Premium income  represents  premiums  earned on the sale of ancillary  contracts such as immediate  annuities with life  contingencies, supplementary  contracts  with life  contingencies  and certain life  insurance  products.  Sales of these  products  will  increase or decrease over time depending on the payout elections of the  policyholders.  Management  expects  supplementary  contracts to grow over time with the maturing of the core business lines.

Net realized  investment gains totaled  $928,000 in 2001,  compared to losses of $688,000 in 2000. The gross gain in 2001 was partially offset  by  losses  on  securities  in the  fixed  maturity  portfolio.  The most  significant  loss was  $2,636,000  related  to Enron securities.  In addition net realized  losses were  incurred due to  redemption's  of mutual fund  holdings in support of the Company's non-qualified  deferred  compensation  program.  The  change  from  1999 to 2000  was  primarily  due to  realized  losses  on sales of securities  in the fixed  maturity  portfolio.  These  losses  were  partially  offset  by  realized  gains on sales of fixed  maturity investments and mutual funds.

The change in annuity policy reserves  includes  changes in reserves  related to annuity  contracts with mortality risks as well as the company's  guaranteed  minimum death benefit ("GMDB")  liability.  The GMDB reserve decreased  $43,984,000 in 2001, as the result of an update of certain reserve  assumptions  during 2001 to reflect more realistic  expectations as to risks inherent in the GMDB liability.
These changes reduced the GMDB liability  significantly.  Previous  assumptions had been based on statutory valuation  principles as an approximation for accounting  principles  generally  accepted in the United States ("U.S.  GAAP"). In addition,  future mortality rates have been  lowered  to reflect  favorable  past  experience.  This  decrease  in 2001  compares  to an  increase  in GMDB  reserves  of
$44,186,000 in 2000.

Certain  assumptions  were also updated in the calculation of the deferred  acquisition cost asset,  however,  offsetting the resulting increase in earnings and equity as a result of changes in the GMDB  liability.  The  amortization of such costs are determined in large part by changes in the  expectations of future gross profits of the variable annuity  business.  In 2001, the decline in equity markets resulted in a significantly lower estimate of future gross profits, thereby increasing the expenses recognized through amortization.

In 1999,  the  Company  began to develop a program  utilizing  equity put  options to manage the risks  embedded in the GMDB in annuity contracts that would result from  significant  declines in the equity  markets.  Prior to the  implementation  of the hedge  strategies utilizing equity put options,  the Company had reinsured  substantially all of its exposure on the GMDB liability.  The reinsurance was terminated during the second quarter of 1999 as the reinsurer exited this market.

Return  credited to  contractowners  consists of revenues on the  variable  and market  value  adjusted  annuities  and  variable  life insurance,  offset by the benefit  payments and changes in reserves  required on this business.  Market value adjusted annuity activity has the largest impact on this benefit.  In 2001 and 2000, the Separate  Account  investment  returns on the assets  supporting  market value adjusted  annuities were less than the expected returns as calculated in the reserves,  contributing to the significant  increase in the return credited to  contractholders  benefit.  In addition,  this benefit  increased as a result of the amortization of unearned
Performance  Advantage  target value  credits,  which  increased  $12,814,581  in 2001 over 2000 due  primarily  to increased  sales of products  containing this feature.  Other  significant  contributors to the change from 2000 to 2001 include  guaranteed  minimum death benefit payments on variable  annuities,  which were driven up due to the market declines in 2001,  totaling $2,569,000 net of gains on equity put options as well as increased costs associated with processing of backdated financial transactions.

Underwriting, acquisition and other insurance expenses for 2001, 2000 and 1999 were as follows:

                 (table in thousands)                        2001               2000              1999
                                                             ----               ----              ----
Commissions and purchase credits                           $ 238,847         $ 393,494      $     358,279
General operating expenses                                   167,044           252,206            214,269
Acquisition costs deferred during the year                  (209,136)         (495,103)          (450,059)
Acquisition costs amortized during the year                  224,047           184,616             83,861
                                                           ---------         ---------          ---------
Net amortization of deferred acquisition costs                14,911          (310,487)          (366,198)
                                                           ---------         ----------         ----------
Underwriting, acquisition and other insurance
     expenses                                              $ 420,802         $ 335,213          $ 206,350
                                                           =========         =========          =========

Underwriting,  acquisition and other insurance  expenses  increased 26% and 62% in 2001 and 2000,  respectively.  Lower sales and asset levels in 2001 led to a 39% decease in commissions and purchase  credits.  Partially  offsetting this decline,  the company  launched a commission  promotion  program  during 2001,  which  increased  commissions  as a percentage of new sales.  Increased  commissions  and purchase credits reflect the increase in sales in both 2000 and 1999.

General  operating  expenses  decreased 34% from 2000 as a result of lower  sales-based  compensation  and expense  reduction  programs implemented  in 2001 (see  Note 18 to the  consolidated  financial  statements).  In  addition,  variable  compensation  and  long-term incentive  plan expense have  decreased  due to the slowdown in sales and decline in equity  markets.  Significant  investments  in new product development and Internet-based technology contributed to general operating expense increases in both 2001 and 2000.

The company  updated  certain  assumptions  in the  calculation  of expected gross profits used to develop  deferred  acquisition  cost amortization  rates to reflect more recent  experience and current equity market  conditions.  As a result of this the  amortization of such costs increased significantly over the year 2000.

The  amortization of acquisition  costs increased  substantially  in 2000 compared to 1999 as the associated costs from record sales in late 1999 and early 2000 were recognized in accordance with profit and expense recognition models under U.S. GAAP.

Interest  expense  decreased  $12,574,000  in 2001 as a result of the  reduction in borrowing and  increased  $16,496,000  in 2000 as a result of additional securitized financing  transactions,  which consist of the transfer of rights to receive future fees to ASI, which fees  collateralize  notes issued in private  placements by ASI through  special  purpose trusts  ("securitization  transactions").  In addition,  the Company paid down surplus notes on December 3, 2001 and December 10, 2000 of $15,000,000 and  $20,000,000  respectively.
Surplus notes outstanding as of December 31, 2001 and 2000 totaled $144,000,000 and $159,000,000, respectively.

The  effective  income  tax rates for the years  ended  December  31,  2001,  2000 and 1999 were 18%,  32% and 28%,  respectively.  The effective  rate is lower  than the  corporate  rate of 35% due to  permanent  differences,  with the most  significant  item  being the dividend  received  deduction.  Management  believes  that,  based on the taxable  income  produced  in the past two years,  as well as continued  growth in annuity  sales,  the Company will produce  sufficient  taxable  income in future years to realize its deferred tax assets.

The Company  generated net income after tax of $33,099,000,  $64,817,000 and $76,169,000 in 2001, 2000 and 1999,  respectively.  Equity market volatility  during 2001 directly  impacted  revenues,  sales and ultimately  expenses for the company.  Revenues were lower than expected due to the  significant  drop in sales year over year,  as well as the  negative  performance  of the mutual funds  underlying annuity and insurance  contracts.  Benefits  were higher than expected due to the death claims paid in excess of the account  values of the specific  contracts due to GMDB  provisions in such contracts.  Expenses were  relatively  higher compared to sales and assets than in prior periods.  Expense  reduction  programs were implemented  during the year to better match expenses incurred with sales activity and  management  of the book of  business.  Revenue  increases in 2000 were more than offset by higher  benefits  and  expenses  driven primarily  from the  increase  in the  reserve  requirement  related  to the GMDB as a result of the  decline  in the  equity  markets.
Investments in new product development and technology also contributed to the increase in expenses.

The Company  considers  Mexico an emerging  market and has invested in the Skandia Vida  operations  with the expectation of generating profits from long-term  savings  products in future years.  As such,  Skandia Vida has generated net losses of  $2,619,000,  $2,540,000 and $2,523,000 for the years ended December 31, 2001, 2000 and 1999, respectively.

Total assets  declined 12% in 2001 as a direct result of the decrease in separate  account  assets.  Separate  account assets  declined consistent with the drop in the equity market, offset in part by new net sales activity.

Liabilities  declined 12% in 2001 as a result of several  factors.  Reserves and Separate Account  liabilities  required to support the annuity and life insurance  business  declined  consistent  with market valuing of the underlying  assets as well as the changes in the
GMDB  reserve.  Payable to affiliate  increased  due to borrowing  from ASI to support  temporary  operating  cash needs.  Reduction in
Future Fees Payable to ASI declined,  consistent  with the  securitization  transaction  cash flow realized on the designated  block of contracts.

Significant Accounting Policies
-------------------------------

For information on the Company's significant  accounting policies, see Notes to Consolidated  Financial Statements.  Specifically,  for
Deferred  Acquisition  Costs, see Note 21, for Separate  Accounts,  see Note 20 and for the Company's employee profit sharing programs, see Note 13.

Liquidity and Capital Resources
-------------------------------

The Company's liquidity requirement was met by cash from insurance operations, investment activities and borrowings from ASI.

In 2001,  the Company had net positive  operating  cash flow as a result of increased  cash from  insurance  operations and a decreased acquisition  cost cash flow strain due to the  reduction  in sales  activity.  In 2000,  the  majority of the  operating  cash  outflow resulted  from the sale of variable  annuity and variable life products  that carry a contingent  deferred  sales charge.  This type of product causes a temporary cash strain in that 100% of the proceeds are invested in separate  accounts  supporting the product  leaving a cash (but not capital)  strain caused by the  acquisition  cost for the new business.  This cash strain  required the Company to look beyond the cash made  available by  insurance  operations  and  investments  of the Company to financing in the form of surplus  notes, capital contributions, cash advances, securitization transactions and modified coinsurance reinsurance arrangements:

During 2001 and 2000, the Company received  $45,500,000 and $69,000,000,  respectively,  from ASI to support the solvency capital needs and anticipated  growth in business of its U.S.  operations.  In addition,  the Company received  $2,500,000 and $2,450,000 from ASI in
2001 and 2000, respectively, to support its investment in Skandia Vida.

In 2001, in anticipation of more permanent  financing,  the Company received  approximately  $100,000,000  from ASI in the form of cash advances.  These amounts are reported as Payable to Affiliates in the Consolidated Statements of Financial Condition.

Funds  received  from new  securitization  transactions  amounted to  $476,288,000  in 2000 (see Note 8 to the  consolidated  financial statements).

During 2001 and 2000,  the Company  extended its  reinsurance  agreements.  The Company also entered into a reinsurance  agreement with
SICL in 2000.  The  reinsurance  agreements are modified  coinsurance  arrangements  where the reinsurer  shares in the experience of a specific book of business.

The Company  expects the continued use of reinsurance and  securitization  transactions  to fund the cash strain  anticipated  from the acquisition costs on future years' sales volume.

As of December 31, 2001 and 2000,  shareholder's  equity  totaled  $577,668,000  and  $496,911,000,  respectively.  The increases  were driven by the previously mentioned capital contributions received from ASI and net income from operations.

The Company has long-term surplus notes and short-term borrowings from ASI.  No dividends have been paid to ASI.

The National  Association of Insurance  Commissioners  ("NAIC") requires insurance  companies to report  information  regarding minimum
Risk Based Capital ("RBC")  requirements.  These  requirements  are intended to allow insurance  regulators to identify  companies that may need  regulatory  attention.  The RBC model law requires  that  insurance  companies  apply various  factors to asset,  premium and reserve items,  all of which have inherent risks. The formula includes  components for asset risk,  insurance risk,  interest rate risk and business  risk.  The Company has complied  with the NAIC's RBC reporting  requirements  and has total  adjusted  capital well above required capital.

Effects of Inflation
--------------------

The rate of inflation has not had a significant effect on the Company's financial statements.

Outlook
-------

The Company  believes  that it is well  positioned to retain and enhance its position as a leading  provider of financial  products for long-term  savings and retirement  purposes as well as to address the economic impact of premature death,  estate planning concerns and supplemental  retirement  needs.  The  Company  has  renewed  its focus on its core  variable  annuity  business,  offering  innovative long-term  savings and income  products,  strengthening  its wholesaling  efforts and providing  consistently  good customer service in order to gain market share and improve profitability in an increasingly competitive market.

The  Gramm-Leach-Bliley  Act of 1999 (the Financial Services  Modernization Act) permits affiliation among banks,  securities firms and insurance  companies.  This  legislative  change has created  opportunities  for  continued  consolidation  in the  financial  services industry and increased competition as large companies offer a wide array of financial products and services.

Various other legislative  initiatives could impact the Company such as pension reform,  capital gains and estate tax changes,  privacy standards and Internet  regulation.  Additional pension reform may change current tax deferral rules and allow increased  contributions to retirement plans,  which may lead to higher  investments in tax-deferred  products and create growth  opportunities for the Company.
A capital gains tax reduction may cause  tax-deferred  products to be less attractive to consumers,  which could  adversely  impact the
Company.  New privacy  standards  and  Internet  regulation  may impact the  Company's  strategic  initiatives,  especially  related to potential business relationships with web-based technology providers.

Forward Looking Information
---------------------------

The Private  Securities  Litigation  Reform Act of 1995 (the "1995 Act") provides a "safe harbor" for  forward-looking  statements,  so long as those  statements are identified as  forward-looking,  and the statements are accompanied by meaningful  cautionary  statements that identify  important  factors that could cause actual results to differ  materially from those discussed in the statement.  We want to take advantage of these safe harbor provisions.

Certain  information  contained in the  Management's  Discussion  and  Analysis of Financial  Condition  and Results of  Operations  is
forward-looking within the meaning of the 1995 Act or Securities and Exchange Commission rules.

These forward-looking  statements rely on a number of assumptions  concerning future events, and are subject to a number of significant uncertainties  and results to differ  materially  from these  statements.  You should not put undue  reliance on these  forward-looking statements.  We disclaim  any  intention  or  obligation  to update or revise  forward-looking  statements,  whether as a result of new information, future events or otherwise.

QUANTITATIVE AND QUALITATIVE DISCLOSURES ABOUT MARKET RISK

The Company is subject to potential  fluctuations in earnings and the fair value of certain of its assets and  liabilities,  as well as variations in expected cash flows due to changes in market  interest  rates and equity  prices.  The  following  discussion  focuses on specific  exposures  the Company has to interest rate and equity price risk and describes  strategies  used to manage these risks,  and includes  "forward-looking  statements"  that involve  risk and  uncertainties.  The  discussion  is limited to  financial  instruments subject to market risks and is not intended to be a complete discussion of all of the risks to which the Company is exposed.

Interest Rate Risk
------------------

Fluctuations in interest rates can potentially  impact the Company's  profitability and cash flows. At December 31, 2001, 97% of assets held under management by the Company are in non-guaranteed  Separate Accounts for which the Company's  exposure is not significant,  as the  contractowner  assumes  substantially  all the  investment  risk.  On the  remaining  3% of assets,  the  interest  rate risk from contracts that carry interest rate exposure is managed through an  asset/liability  matching  program which takes into account the risk variables of the insurance liabilities supported by the assets.

At December 31, 2001,  the Company held fixed  maturity  investments  in its general  account that are sensitive to changes in interest rates.  These  securities are held in support of the Company's fixed immediate  annuities,  fixed  supplementary  contracts,  the fixed investment  option offered in its variable life insurance  contracts,  and in support of the Company's  target  solvency  capital.  The
Company has a conservative  investment  philosophy with regard to these  investments.  All  investments are investment  grade corporate securities, government agency or U.S. government securities.

The  Company's  deferred  annuity  products  offer a fixed option which  subjects the Company to interest  rate risk.  The fixed option guarantees a fixed rate of interest for a period of time  selected by the  contractowner.  Guarantee  period  options  available  range from one to ten years.  Withdrawal  of funds,  or transfer of funds to variable  investment  options,  before the end of the  guarantee period subjects the  contractowner to a market value adjustment  ("MVA").  In the event of rising interest rates,  which make the fixed maturity  securities  underlying the guarantee  less valuable,  the MVA could be negative.  In the event of declining  interest  rates, which make the fixed maturity  securities  underlying the guarantee more valuable,  the MVA could be positive.  The resulting  increase or decrease in the value of the fixed option,  from  calculation of the MVA,  should  substantially  offset the increase or decrease in the market value of the securities  underlying the guarantee.  The Company  maintains  strict  asset/liability  matching to enable this offset.  However,  the Company still takes on the default risk for the underlying  securities,  the interest rate risk of  reinvestment of interest payments and the risk of failing to maintain the asset/liability matching program with respect to duration and convexity.

Liabilities  held in the  Company's  guaranteed  separate  account  as of  December  31,  2001  totaled  $1,092,944,000.  Fixed  income investments  supporting those liabilities had a fair value of  $1,092,944,000.  The Company  performed a sensitivity  analysis on these interest-sensitive  liabilities  and assets at December 31, 2001.  The analysis  showed that an immediate  decrease of 100 basis points in interest  rates would  result in a net  increase in  liabilities  and the  corresponding  assets of  approximately  $37,300,000  and
$41,500,000,  respectively.  An analysis of a 100 basis point  decline in interest  rates at December 31, 2000 showed a net increase in interest-sensitive liabilities and the corresponding assets of approximately $39,800,000 and $39,900,000, respectively.

Equity Market Exposure
----------------------

The primary  equity  market risk to the Company  comes from the nature of the variable  annuity and variable  life products sold by the
Company.  Various fees and charges  earned are  substantially  derived as a percentage of the market value of assets under  management.
In a market  decline,  this income  would be reduced.  This could be further  compounded  by customer  withdrawals,  net of  applicable surrender  charge  revenues,  partially  offset by transfers to the fixed option  discussed above. A 10% decline in the market value of the assets under  management at December 31, 2001,  sustained  throughout  2002,  would result in an approximate drop in related annual fee income of  $49,727,000.  This result was not  materially  different  than the result  obtained  from the  analysis  performed as of
December 31, 2000.

Another  equity market risk exposure of the Company  relates to the  guaranteed  minimum  death benefit  liability.  Declines in equity markets and,  correspondingly,  the performance of the mutual funds underlying the Company's products,  increase the guaranteed minimum death benefit liabilities.  As discussed in Note 2E of the consolidated  financial statements,  the Company uses derivative instruments to hedge against the risk of significant  decreases in equity markets.  Prior to the  implementation of this program,  the Company used reinsurance to mitigate this risk.

The  Company  has a small  portfolio  of equity  investments  consisting  of mutual  funds,  which are held in  support  of a  deferred compensation  program. In the event of a decline in market values of underlying  securities,  the value of the portfolio would decline;
however the accrued benefits payable under the related deferred compensation program would decline by a corresponding amount.

Estimates  of interest  rate risk and equity  price risk were  obtained  using  computer  models that take into  consideration  various assumptions  about the future.  Given the uncertainty of future interest rate movements,  volatility in the equity markets and consumer behavior, actual results may vary from those predicted by the Company's models.

                                             AUDITED CONSOLIDATED FINANCIAL STATEMENTS OF
                                              AMERICAN SKANDIA LIFE ASSURANCE CORPORATION

Report of Independent Auditors

To the Board of Directors and Shareholder of
    American Skandia Life Assurance Corporation
Shelton, Connecticut

We have audited the  consolidated  statements of financial  condition of American  Skandia Life  Assurance  Corporation  (the "Company"
which is a wholly-owned  subsidiary of Skandia Insurance  Company Ltd.) as of December 31, 2001 and 2000, and the related  consolidated statements  of income,  shareholder's  equity and cash flows for each of the three years in the period ended  December 31, 2001.  These consolidated  financial statements are the responsibility of the Company's  management.  Our responsibility is to express an opinion on these consolidated financial statements based on our audits.

We conducted our audits in accordance with auditing  standards  generally  accepted in the United States.  Those standards require that we plan  and  perform  the  audit to  obtain  reasonable  assurance  about  whether  the  financial  statements  are  free of  material misstatement.  An audit  includes  examining,  on a test  basis,  evidence  supporting  the amounts and  disclosures  in the  financial statements.  An audit also includes assessing the accounting principles used and significant  estimates made by management,  as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion,  the financial  statements  referred to above present fairly,  in all material  respects,  the  consolidated  financial position  of American  Skandia  Life  Assurance  Corporation  at December  31,  2001 and 2000,  and the  consolidated  results of their operations  and their cash flows for each of the three years in the period  ended  December  31,  2001 in  conformity  with  accounting principles generally accepted in the United States.

As discussed in Note 2, the Company adopted Financial Accounting Standards (FAS) No. 133, Accounting for Derivative Instruments and
Hedging Activities.

/s/ Ernst & Young LLP
------------------------------------

Hartford, Connecticut
February 2, 2002

                                              AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
                                     (a wholly-owned subsidiary of Skandia Insurance Company Ltd.)

                                            Consolidated Statements of Financial Condition
                                                         (table in thousands)

                                                                           As of December 31,
                                                                          2001            2000
                                                                          ----            ----
ASSETS
------
Investments:
   Fixed maturities - at fair value                                  $       362,831 $       285,708
   Equity securities - at fair value                                          45,083          20,402
   Derivative instruments                                                      5,525           3,015
   Policy loans                                                                6,559           3,746
                                                                     --------------- ---------------

     Total investments                                                       419,998         312,871

Cash and cash equivalents                                                     32,231          76,499
Accrued investment income                                                      4,737           5,209
Deferred acquisition costs                                                 1,383,281       1,398,192
Reinsurance receivable                                                         5,863           3,642
Receivable from affiliates                                                     3,283           3,327
Income tax receivable                                                         30,537          34,620
State insurance licenses                                                       3,963           4,113
Fixed assets                                                                  20,734          10,737
Other assets                                                                  96,967          96,403
Separate account assets                                                   26,038,549      29,757,092
                                                                     --------------- ---------------

     Total assets                                                    $    28,040,143 $    31,702,705
                                                                     =============== ===============

LIABILITIES AND SHAREHOLDER'S EQUITY
------------------------------------
Liabilities:
Reserves for future insurance policy and contract benefits           $        89,740 $       135,545
Drafts outstanding                                                            64,438          63,758
Accounts payable and accrued expenses                                        160,261         137,040
Deferred income taxes                                                         54,980           8,949
Payable to affiliates                                                        103,452               -
Future fees payable to American Skandia, Inc. ("ASI")                        797,055         934,410
Short-term borrowing                                                          10,000          10,000
Surplus notes                                                                144,000         159,000
Separate account liabilities                                              26,038,549      29,757,092
                                                                     --------------- ---------------

     Total Liabilities                                                    27,462,475      31,205,794
                                                                     --------------- ---------------

Shareholder's equity:
Common stock, $100 par value, 25,000 shares authorized,
   issued and outstanding                                                      2,500           2,500
Additional paid-in capital                                                   335,329         287,329
Retained earnings                                                            239,078         205,979
Accumulated other comprehensive income                                           761           1,103
                                                                     --------------- ---------------

     Total Shareholder's equity                                              577,668         496,911
                                                                     --------------- ---------------

     Total liabilities and shareholder's equity                      $    28,040,143 $    31,702,705
                                                                     =============== ===============

                                            See notes to consolidated financial statements.

                                              AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
                                     (a wholly-owned subsidiary of Skandia Insurance Company Ltd.)

                                                   Consolidated Statements of Income
                                                         (tables in thousands)

                                                                       For the Year Ended December 31,
                                                                      2001          2000           1999
                                                                      ----          ----           ----

REVENUES
--------

Annuity and life insurance charges and fees                       $    378,693  $    424,578  $    289,989
Fee income                                                             111,196       130,610        83,243
Net investment income                                                   20,126        11,656        10,441
Premium income                                                           1,218         3,118         1,278
Net realized capital gains (losses)                                        928          (688)          578
Other                                                                    1,222         2,348         1,832
                                                                  ------------  ------------  ------------

   Total revenues                                                      513,383       571,622       387,361
                                                                  ------------  ------------  ------------

EXPENSES
--------

Benefits:
   Annuity and life insurance benefits                                   1,955           751           612
   Change in annuity and life insurance policy reserves                (39,898)       45,018         3,078
   Cost of minimum death benefit reinsurance                                 -             -         2,945
   Return credited to contractowners                                    16,833         9,046        (1,639)
                                                                  ------------  ------------  -------------

                                                                       (21,110)       54,815         4,996

Other:
   Underwriting, acquisition and other insurance
     expenses                                                          420,802       335,213       206,350
   Interest expense                                                     73,424        85,998        69,502
                                                                  ------------  ------------  ------------

                                                                       494,226       421,211       275,852
                                                                  ------------  ------------  ------------

   Total benefits and expenses                                         473,116       476,026       280,848
                                                                  ------------  ------------  ------------

     Income from operations before income tax                           40,267        95,596       106,513

       Income tax expense                                                7,168        30,779        30,344
                                                                  ------------  ------------  ------------

         Net income                                               $     33,099  $     64,817  $     76,169
                                                                  ============  ============  ============

                                            See notes to consolidated financial statements.

                                              AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
                                     (a wholly-owned subsidiary of Skandia Insurance Company Ltd.)

                                            Consolidated Statements of Shareholder's Equity
                                                         (table in thousands)

                                                                  For the Year Ended December 31,
                                                               2001             2000             1999
                                                               ----             ----             ----

Common stock:
   Beginning balance                                        $     2,500      $     2,500      $     2,000
   Increase in par value                                              -                -              500
                                                            -----------      -----------      -----------

     Ending balance                                               2,500            2,500            2,500
                                                            -----------      -----------      -----------

Additional paid in capital:
   Beginning balance                                            287,329          215,879          179,889
   Transferred to common stock                                        -                -             (500)
   Additional contributions                                      48,000           71,450           36,490
                                                            -----------      -----------      -----------

     Ending balance                                             335,329          287,329          215,879
                                                            -----------      -----------      -----------

Retained earnings:
   Beginning balance                                            205,979          141,162           64,993
   Net income                                                    33,099           64,817           76,169
                                                            -----------      -----------      -----------

     Ending balance                                             239,078          205,979          141,162
                                                            -----------      -----------      -----------

Accumulated other comprehensive income (loss):
   Beginning balance                                              1,103             (107)           3,535
   Other comprehensive income                                      (342)           1,210           (3,642)
                                                            ------------     -----------      ------------

     Ending balance                                                 761            1,103             (107)
                                                            -----------      -----------      ------------

       Total shareholder's equity                           $   577,668      $   496,911      $   359,434
                                                            ===========      ===========      ===========

                                            See notes to consolidated financial statements.

                                              AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
                                     (a wholly-owned subsidiary of Skandia Insurance Company Ltd.)

                                                 Consolidated Statements of Cash Flows
                                                         (table in thousands)

                                                                          For the Year Ended December 31,
                                                                           2001        2000        1999
                                                                           ----        ----        ----
Cash flow from operating activities:
   Net income                                                           $    33,099 $    64,817 $    76,169
   Adjustments to reconcile net income to net
     cash provided by (used in) operating activities:
     Amortization and depreciation                                            1,833       7,565       1,495
     Deferred tax expense                                                    46,215      60,023     (10,903)
     (Decrease) increase in policy reserves                                 (34,679)     50,892       4,367
     Increase (decrease) in payable to affiliates, net                      103,496     (72,063)     69,897
     Change in income tax receivable                                          4,083     (58,888)     17,611
     Increase in other assets                                                  (564)    (59,987)    (32,954)
     Decrease in accrued investment income                                      472      (1,155)     (1,174)
     (Increase) decrease in reinsurance receivable                           (2,221)        420         129
     Net decrease (increase) in deferred acquisition costs                   14,911    (310,487)   (366,198)
     Increase (decrease) in accounts payable and accrued
expenses                                                                     23,221     (21,550)     66,763
     Increase in drafts outstanding                                             680      12,699      22,118
     Investment losses (gains) on derivatives                                 2,902      (3,435)      3,749
     Net realized capital (gains) losses on investments                        (928)        688        (578)
                                                                        ----------------------- ------------
       Net cash provided by (used in) operating activities                  192,520    (330,461)   (149,509)
                                                                        ----------- ------------------------

Cash flow from investing activities:
     Purchase of fixed maturity investments                                (462,820)   (380,737)    (99,250)
     Proceeds from sale and maturity of fixed
       maturity investments                                                 390,816     303,736      36,226
     Purchase of derivatives                                                (66,487)     (6,722)     (4,974)
     Proceeds from exercise of derivative instruments                        61,075           -           -
     Purchase of shares in equity securities                                (55,430)    (18,136)    (17,703)
     Proceeds from sale of shares in equity securities                       25,228       8,345      14,657
     Purchase of fixed assets                                               (10,773)     (7,348)     (3,178)
     Increase in policy loans                                                (2,813)     (2,476)       (701)
                                                                        ------------------------------------
       Net cash used in investing activities                               (121,204)   (103,338)    (74,923)
                                                                        ------------------------------------

Cash flow from financing activities:
     Capital contribution from parent                                        48,000      71,450      36,490
     Repayment of surplus notes                                             (15,000)    (20,000)    (14,000)
     (Decrease) increase in future fees payable to ASI, net                (137,355)    358,376     207,056
     Net (withdrawals) deposits (from) to contractowner accounts            (11,126)     11,361       5,872
                                                                        -----------------------------------
       Net cash (used in) provided by financing activities                 (115,481)    421,187     235,418
                                                                        ----------------------- -----------

       Net (decrease) increase in cash and cash equivalents                 (44,165)    (12,612)     10,986
       Cash and cash equivalents at beginning of period                      76,499      89,212      77,525
       Change in foreign currency translation, net                             (103)       (101)        701
                                                                        -----------------------------------
       Cash and cash equivalents at end of period                       $    32,231 $    76,499 $    89,212
                                                                        =========== =========== ===========
     Income taxes (received) paid                                       $   (43,130)$    29,644 $    23,637
                                                                        ======================= ===========
     Interest paid                                                      $    43,843 $    85,551 $    69,697
                                                                        ===========  ========== ===========
                                            See notes to consolidated financial statements.

                                              AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
                                     (a wholly-owned subsidiary of Skandia Insurance Company Ltd.)

                                              Notes to Consolidated Financial Statements
                                                           December 31, 2001

1.       ORGANIZATION AND OPERATION

         American Skandia Life Assurance  Corporation (the "Company") is a wholly-owned  subsidiary of American  Skandia,  Inc. ("ASI")
         whose ultimate parent is Skandia Insurance Company Ltd., ("SICL") a Swedish Corporation.

         The Company develops  long-term  savings and retirement  products which are distributed  through its affiliated  broker/dealer company,  American Skandia  Marketing,  Incorporated  ("ASM").  The Company  currently issues variable and term life insurance and variable,  fixed,  market value adjusted  deferred and immediate  annuities for individuals,  groups and qualified pension plans.  The Company has  announced  its  intention to focus on its core  variable  annuity  business by exiting the  qualified pension plan market and limiting its variable  life  insurance  offerings to single  premium  products,  as well as term life.
         The Company does not expect to incur any significant costs to exit these businesses.

         The Company has 99.9% ownership in Skandia Vida, S.A. de C.V.  ("Skandia  Vida"),  which is a life insurance company domiciled in Mexico.  Skandia Vida had total  shareholder's  equity of approximately  $4,179,000 and $4,402,000 as of December 31, 2001,
         and 2000,  respectively.  The Company  considers  Mexico an emerging  market and has invested in the Skandia  Vida  operations with the  expectation  of  generating  profits from  long-term  savings  products in future years.  As such,  Skandia Vida has generated net losses of approximately $2,619,000, $2,540,000 and $2,523,000 in 2001, 2000 and 1999, respectively.

2.       SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

         A.       Basis of Reporting
                  ------------------

                  The  accompanying  consolidated  financial  statements have been prepared in conformity  with  accounting  principles generally  accepted in the United States ("U.S.  GAAP").  Intercompany  transactions and balances between the Company and Skandia Vida have been eliminated in consolidation.

                  Certain reclassifications have been made to prior year amounts to conform with current year presentation.

         B.       New Accounting Standard
                  -----------------------

                  Effective January 1, 2001, the Company adopted Statement of Financial  Accounting  Standards No. 133, "Accounting for
                  Derivative  Instruments  and Hedging  Activities,"  as amended by SFAS 137 and SFAS 138  (collectively  "SFAS  133").
                  Derivative  instruments held by the Company consist of equity option contracts  utilized to manage the economic risks associated with the guaranteed  minimum death benefits  ("GMDB").  These  derivative  instruments are carried at fair value.  Realized and unrealized  gains and losses are reported in the  Consolidated  Statement of Income,  consistent with the item being hedged,  as a component of return  credited to  contractowners.  The adoption of SFAS No. 133 did not have a material effect on the Company's financial statements.

                                              AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
                                     (a wholly-owned subsidiary of Skandia Insurance Company Ltd.)

                                        Notes to Consolidated Financial Statements (continued)

2.       SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (continued)

                  Effective  April 1, 2001, the Company  adopted the Emerging  Issues Task Force ("EITF") Issue 99-20,  "Recognition of
                  Interest  Income and  Impairment on Purchased and Retained  Beneficial  Interests in Securitized  Financial  Assets."
                  Under the consensus,  investors in certain asset-backed  securities are required to record changes in their estimated yield on a prospective  basis and to evaluate these  securities for an other than temporary  decline in value. If the fair value of the  asset-backed  security has declined below its carrying  amount and the decline is determined to be other than  temporary,  the security is written  down to fair value.  The adoption of EITF Issue 99-20 did not have a significant effect on the Company's financial statements.

         C.       Future Accounting Standard
                  --------------------------

                  In July 2001, the Financial Accounting  Standards Board ("FASB") issued Statement of Financial Accounting  Standards.
                  No. 142  "Accounting  for Goodwill  and  Intangible  Assets."  ("SFAS  142").  Under the new  standard,  goodwill and intangible  assets  deemed to have  indefinite  lives  will no  longer be  amortized  but will be  subject  to annual impairment  tests in accordance  with the new standard.  Other  intangible  assets will continue to be amortized over their useful lives.

                  The Company will apply the new rules on the  accounting  for goodwill and other  intangible  assets  beginning in the first quarter of 2002. The Company is still assessing the impact of the new standard,  however,  the adoption of SFAS
                  142 is not expected to have a significant impact on the Company's financial statements.

         D.       Investments
                  -----------

                  The Company has classified its fixed maturity  investments as  available-for-sale  and, as such,  they are carried at fair value with changes in unrealized gains and losses reported as a component of other comprehensive income.

                  The Company has classified its mutual fund investments held in support of a deferred  compensation plan (see Note 13)
                  as  available-for-sale.  Such  investments  are  carried at fair value with  changes in  unrealized  gains and losses reported as a component of other comprehensive income.

                  Policy loans are carried at their unpaid principal balances.

                  Realized gains and losses on disposal of investments  are  determined by the specific  identification  method and are included in revenues.

         E.       Derivative Instruments
                  ----------------------

                  The Company uses derivative  instruments which consist of equity option contracts for risk management  purposes,  and not for trading or  speculation.  The Company  economically  hedges the GMDB  exposure  associated  with market value fluctuations.

                                             AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
                                     (a wholly-owned subsidiary of Skandia Insurance Company Ltd.)

                                        Notes to Consolidated Financial Statements (continued)

2.       SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (continued)

                  Based on criteria  described in SFAS 133, the Company's hedges do not qualify as "effective"  hedges and,  therefore, hedge accounting may not be applied.  Accordingly,  the derivative investments are carried at fair value with changes in unrealized  gains and losses being recorded in income.  As such, both realized and unrealized gains and losses are reported in the Consolidated  Statements of Income,  consistent with the item being hedged,  as a component of return credited to contractowners.

         F.       Cash Equivalents
                  ----------------

                  The Company considers all highly liquid time deposits,  commercial paper and money market mutual funds purchased with a maturity at date of acquisition of three months or less to be cash equivalents.

         G.       Fair Values of Financial Instruments
                  ------------------------------------

                  The methods and assumptions used to determine the fair value of financial instruments are as follows:

                  Fair values of fixed  maturities  with active markets are based on quoted market prices.  For fixed  maturities  that trade in less active markets, fair values are obtained from an independent pricing service.

                  Fair values of equity securities are based on quoted market prices.

                  The fair value of derivative instruments is determined based on the current value of the underlying index.

                  The carrying value of cash and cash equivalents (cost)  approximates fair value due to the short-term nature of these investments.

                  The carrying value of short-term  borrowings  (cost)  approximates  fair value due to the short-term  nature of these liabilities.

                  Fair values of certain  financial  instruments,  such as future fees payable to ASI and surplus notes are not readily determinable and are excluded from fair value disclosure requirements.

         H.       State Insurance Licenses
                  ------------------------

                  Licenses to do business in all states have been  capitalized  and reflected at the purchase price of $6,000,000  less accumulated amortization.  The cost of the licenses is being amortized on a straight-line basis over 40 years.

                                              AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
                                     (a wholly-owned subsidiary of Skandia Insurance Company Ltd.)

                                        Notes to Consolidated Financial Statements (continued)

2.       SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (continued)

         I.       Software Capitalization
                  -----------------------

                  The Company  capitalizes  certain  costs  associated  with  internal  use  software in  accordance  with the American
                  Institute  of  Certified  Public  Accountants  Statement  of  Position  98-1,  "Accounting  for the Costs of Software
                  Developed or Obtained for Internal  Use" ("SOP 98-1").  SOP 98-1,  which was adopted  prospectively  as of January 1,
                  1999,  requires the  capitalization of certain costs incurred in connection with developing or obtaining internal use software.  Prior to the  adoption of SOP 98-1,  the Company  expensed all  internal  use  software  related  costs as incurred.  Details of the capitalized  software costs, which are included in fixed assets,  and related  amortization for the years ended December 31, are as follows:

                  (table in thousands)                                  2001          2000         1999
                                                                        ----          ----         ----
                  Balance at beginning of year                        $    7,212   $    2,920    $        -
                  Software costs capitalized during the year               5,210        4,804         3,035
                  Software costs amortized during the year               (2,660)        (512)         (115)
                                                                     -----------  -----------   -----------
                  Balance at end of year                              $    9,762   $    7,212    $    2,920
                                                                     ===========  ===========   ===========

                  Capitalized software costs are amortized on a straight-line basis over three years.

         J.       Income Taxes
                  ------------

                  The Company is  included in the  consolidated  federal  income tax return  filed by Skandia  U.S.  Inc.  and its U.S.
                  subsidiaries.  In  accordance  with the tax sharing  agreement,  the federal  income tax  provision  is computed on a separate return basis as adjusted for consolidated  items.  Pursuant to the terms of this agreement,  the Company has the right to recover  the value of losses  utilized  by the  consolidated  group in the year of  utilization.  To the extent the Company  generates  income in future years,  the Company is entitled to offset future taxes on that income through the application of its loss carryforward generated in the current year.

                  Deferred  income taxes reflect the net tax effects of temporary  differences  between the carrying  amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes.

         K.       Recognition of Revenue and Contract Benefits
                  --------------------------------------------

                  Revenues  for variable  deferred  annuity  contracts  consist of charges  against  contractowner  account  values for mortality and expense risks,  administration  fees,  surrender  charges and an annual  maintenance  fee per contract.
                  Benefit reserves for variable annuity contracts  represent the account value of the contracts and are included in the separate  account  liabilities.  Fee  income  from  mutual  fund  organizations  is  realized  based on assets  under management.

                                              AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
                                     (a wholly-owned subsidiary of Skandia Insurance Company Ltd.)

                                        Notes to Consolidated Financial Statements (continued)

2.       SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (continued)

                  Revenues for variable immediate annuity and supplementary  contracts with and without life  contingencies  consist of certain charges against  contractowner  account values including mortality and expense risks and administration fees.
                  Benefit  reserves for variable  immediate  annuity  contracts  represent  the account  value of the contracts and are included in the separate account  liabilities.  Revenues for market value adjusted fixed annuity contracts consist of separate  account  investment  income reduced by benefit payments and changes in reserves in support of contractowner obligations,  all of which are included in return credited to  contractowners.  Benefit  reserves for these contracts represent  the  account  value  of the  contracts,  and are  included  in the  general  account  reserve  for  future contractowner benefits to the extent in excess of the separate account assets.

                  Revenues for fixed immediate  annuity and fixed  supplementary  contracts without life  contingencies  consist of net investment income.  Revenues for fixed immediate annuity contracts with life contingencies  consist of single premium payments  recognized as annuity  considerations  when  received.  Benefit  reserves for these  contracts are based on applicable  actuarial  standards with assumed  interest rates that vary by issue year.  Assumed interest rates ranged from 6.25% to 8.25% at December 31, 2001 and 2000.

                  Revenues for variable life insurance contracts consist of charges against  contractowner account values for mortality and expense risk fees,  administration  fees, cost of insurance fees, taxes and surrender charges.  Certain contracts also include  charges  against  premium to pay state premium  taxes.  Benefit  reserves for variable  life  insurance contracts represent the account value of the contracts and are included in the separate account liabilities.

         L.       Deferred Acquisition Costs
                  --------------------------

                  The costs of acquiring new business,  which vary with and are  primarily  related to the  production of new business, are being deferred,  net of reinsurance.  These costs include  commissions,  costs of contract issuance,  and certain selling  expenses  that vary with  production.  These costs are being  amortized  generally in proportion to expected gross  profits  from  surrender  charges,  policy and asset  based  fees and  mortality  and  expense  margins.  This amortization is adjusted  retrospectively  and prospectively when estimates of current and future gross profits to be realized from a group of products are revised.

                                              AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
                                     (a wholly-owned subsidiary of Skandia Insurance Company Ltd.)

                                        Notes to Consolidated Financial Statements (continued)

2.       SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (continued)

                  Details of the deferred acquisition costs and related amortization for the years ended December 31, are as follows:

                  (in thousands)                                   2001           2000            1999
                                                                   ----           ----            ----
                  Balance at beginning of year                $  1,398,192    $  1,087,705   $    721,507
                  Acquisition costs deferred during the year
                                                                   209,136         495,103        450,059
                  Acquisition costs amortized during the
                       year                                       (224,047)       (184,616)       (83,861)
                                                              -------------   -------------  -------------
                  Balance at end of year                      $  1,383,281    $  1,398,192   $  1,087,705
                                                              ============    ============   ============

         M.       Reinsurance
                  -----------

                  The Company cedes reinsurance  under modified  co-insurance  arrangements.  These  reinsurance  arrangements  provide additional  capacity for growth in supporting the cash flow strain from the Company's  variable  annuity and variable life insurance business.  The reinsurance is effected under quota share contracts.

                  The Company  reinsured its exposure to market  fluctuations  associated  with its GMDB liability in the first half of
                  1999.  Under this  reinsurance  agreement,  the Company ceded premiums of  approximately  $2,945,000;  received claim reimbursements of approximately $242,000;  and, recorded a decrease in ceded reserves of approximately  $2,763,000 in
                  1999.

                  At December 31, 2001 and 2000, in accordance with the provisions of modified coinsurance agreements, the Company accrued approximately $7,733,000 and $4,339,000, respectively, for amounts receivable from favorable reinsurance experience on certain blocks of variable annuity business.

         N.       Translation of Foreign Currency
                  -------------------------------

                  The financial position and results of operations of Skandia Vida are measured using local currency as the functional currency.  Assets and liabilities are translated at the exchange rate in effect at each year-end.  Statements of income and changes in shareholder's equity accounts are translated at the average rate prevailing during the year.
                  Translation adjustments arising from the use of differing exchange rates from period to period are reported as a component of other comprehensive income.

         O.       Separate Accounts
                  -----------------

                  Assets and  liabilities  in Separate  Accounts are included as separate  captions in the  consolidated  statements of financial  condition.  Separate Account assets consist  principally of long term bonds,  investments in mutual funds, short-term  securities and cash and cash  equivalents,  all of which are carried at fair value.  The  investments are managed predominately through the Company's investment advisory affiliate,

                                               AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
                                     (a wholly-owned subsidiary of Skandia Insurance Company Ltd.)

                                        Notes to Consolidated Financial Statements (continued)

2.       SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (continued)

                  American  Skandia  Investment  Services,  Inc.  ("ASISI"),  utilizing  various  fund  managers as  sub-advisors.  The remaining  investments are managed by independent  investment  firms. The  contractowner  has the option of directing funds to a wide variety of investment  options,  most of which invest in mutual  funds.  The  investment  risk on the variable portion of a contract is borne by the contractowner.  Fixed options with minimum  guaranteed  interest rates are also  available.  The Company  bears the credit risk  associated  with the  investments  that support these fixed options.

                  Included in Separate Account liabilities are reserves of approximately  $1,092,944,000 and $1,059,987,000 at December
                  31, 2001 and 2000,  respectively,  relating to annuity  contracts for which the  contractowner  is guaranteed a fixed rate of return.  Separate Account assets of approximately  $1,092,944,000 and $1,059,987,000 at December 31, 2001 and
                  2000, respectively,  consisting of long term bonds, short-term securities, transfers due from the general account and cash and cash equivalents are held in support of these annuity obligations, pursuant to state regulation.

         P.       Estimates
                  ---------

                  The  preparation of financial  statements in conformity  with U.S. GAAP requires that  management  make estimates and assumptions  that affect the reported  amount of assets and  liabilities at the date of the financial  statements and the reported  amounts of revenues and expenses  during the  reporting  period.  The more  significant  estimates  and assumptions are related to deferred  acquisition  costs and involve policy lapses,  investment return and maintenance expenses.  Actual results could differ from those estimates.

3.       COMPREHENSIVE INCOME

         The components of comprehensive income, net of tax, for the years ended December 31 were as follows:

         (table in thousands)                                                 2001        2000       1999
                                                                              ----        ----       ----
         Net income                                                        $  33,099  $  64,817   $  76,169
         Other comprehensive income:
            Unrealized investment losses on available sale securities
                                                                                (448)    (1,681)     (3,438)
            Reclassification adjustment for realized losses (gains)
              included in investment income                                      173      2,957        (660)
                                                                           ---------  ---------   ----------
            Net unrealized gains (losses) on securities                         (275)     1,276      (4,098)
            Foreign currency translation                                         (67)       (66)        456
                                                                           ---------- ----------  ---------
         Other comprehensive (loss) income                                      (342)     1,210      (3,642)
                                                                           ---------- ---------   ----------
         Comprehensive income                                              $  32,757  $  66,027   $  72,527
                                                                           =========  =========   =========

                                              AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
                                     (a wholly-owned subsidiary of Skandia Insurance Company Ltd.)

                                        Notes to Consolidated Financial Statements (continued)

3.       COMPREHENSIVE INCOME (continued)

         Other  comprehensive  (loss) income is shown net of tax (benefit) expense of approximately  ($184) thousand,  $651 thousand and
         ($1,961) thousand for 2001, 2000 and 1999 respectively.

         The components of accumulated other comprehensive income, net of tax, as of December 31 were as follows:

         (table in thousands)                                                  2001         2000
                                                                               ----         ----
         Unrealized investment gains                                           $  746    $  1,021
         Foreign currency translation                                              15          82
                                                                               ------    --------
         Accumulated other comprehensive income                                $  761    $  1,103
                                                                               ======    ========

4.       INVESTMENTS

         The amortized cost,  gross  unrealized gains and losses and estimated fair value of fixed maturities and investments in equity securities  as of  December  31,  2001 and 2000 are shown  below.  All  securities  held at  December  31,  2001 and 2000 were publicly traded.

         Investments in fixed maturities as of December 31, 2001 consisted of the following:

                                                                     Gross          Gross
                                                    Amortized     Unrealized     Unrealized      Estimated
         (table in thousands)                         Cost           Gains         Losses       Fair Value
                                                      ----           -----         ------       ----------
         U.S. Government obligations                 $198,136         $2,869          $(413)      $200,592
         Obligations of state and political
           subdivisions                                   252              8              -            260
         Corporate securities                         158,494          4,051           (566)       161,979
                                                      -------          -----           -----       -------
              Totals                                 $356,882         $6,928          $(979)      $362,831
                                                     ========         ======          ======      ========

         The  amortized  cost and fair value of fixed  maturities,  by  contractual  maturity,  at December  31, 2001 are shown  below.
         Actual maturities may differ from contractual maturities due to call or prepayment provisions.

                                                       Amortized
         (table in thousands)                             Cost      Fair Value
                                                          ----      ----------
         Due in one year or less                      $    14,755   $    14,784
         Due after one through five years                 232,199       235,845
         Due after five through ten years                  92,984        94,289
         Due after ten years                               16,944        17,913
                                                      -----------   -----------
           Total                                      $   356,882   $   362,831
                                                      ===========   ===========

                                              AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
                                     (a wholly-owned subsidiary of Skandia Insurance Company Ltd.)

                                        Notes to Consolidated Financial Statements (continued)

4.       INVESTMENTS (continued)

         Investments in fixed maturities as of December 31, 2000 consisted of the following:

                                                                     Gross          Gross
                                                    Amortized     Unrealized     Unrealized      Estimated
         (table in thousands)                         Cost           Gains         Losses       Fair Value
                                                      ----           -----         ------       ----------
         U.S. Government obligations              $    206,041   $      4,445   $        (11)  $    210,475
         Foreign government obligations                  2,791            195              -          2,986
         Obligations of state and political
              subdivisions                                 253              1              -            254
         Corporate securities                           72,237          1,565         (1,809)        71,993
                                                  ------------   ------------   -------------  ------------
              Totals                              $    281,322   $      6,206   $     (1,820)  $    285,708
                                                  ============   ============   =============  ============

         Proceeds from sales of fixed  maturities  during 2001, 2000 and 1999 and were  approximately  $386,816,000,  $302,632,000  and
         $32,196,000,  respectively.  Proceeds from maturities  during 2001, 2000 and 1999 were  approximately  $4,000,000,  $1,104,000 and $4,030,000,  respectively.  The cost, gross unrealized  gains/losses and fair value of investments in equity securities at
         December 31are shown below:

         (table in thousands)                              Gross          Gross
                                                        Unrealized     Unrealized        Fair
                                            Cost           Gains         Losses          Value
                                            ----           -----         ------          -----
         2001                             $  49,886       $   122       $(4,925)       $45,083
         2000                             $  23,218       $   372       $(3,188)       $20,402

         Net realized investment gains (losses) were as follows for the years ended December 31:

         (table in thousands)                             2001          2000           1999
                                                          ----          ----           ----
         Fixed maturities:
           Gross gains                                  $  7,597      $  1,002       $    253
           Gross losses                                   (4,387)       (3,450)          (228)

         Investment in equity securities:
           Gross gains                                     1,910         1,913            990
           Gross losses                                   (4,192)         (153)          (437)
                                                        ---------     ---------      ---------
              Totals                                    $    928      $   (688)      $    578
                                                        ========      =========      ========

                                              AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
                                     (a wholly-owned subsidiary of Skandia Insurance Company Ltd.)

                                        Notes to Consolidated Financial Statements (continued)

5.       NET INVESTMENT INCOME

         The sources of net investment income for the years ended December 31 were as follows:

         (table in thousands)                             2001          2000           1999
                                                          ----          ----           ----
         Fixed maturities                              $  18,788     $  13,502      $   9,461
         Cash and cash equivalents                           773         5,154          2,159
         Investment in equity securities                     622            99             32
         Policy loans                                        244            97             31
         Derivative instruments                                -        (6,939)        (1,036)
                                                      ----------    -----------    -----------
         Total investment income                          20,427        11,913         10,647
         Investment expenses                                (301)         (257)          (206)
                                                      -----------   -----------    -----------
         Net investment income                         $  20,126     $  11,656      $  10,441
                                                       ==========    ============   =========

6.       INCOME TAXES

         The significant components of income tax expense for the years ended December 31 were as follows:

         (table in thousands)                             2001          2000           1999
                                                          ----          ----           ----
         Current tax (benefit) expense                $   (39,047)  $   (29,244)   $    41,248
         Deferred tax expense (benefit)                    46,215        60,023        (10,904)
                                                      -----------   -----------    ------------
           Total income tax expense                   $     7,168   $    30,779    $    30,344
                                                      ===========   ===========    ===========

         Deferred tax assets (liabilities) include the following at December 31:

         (table in thousands)                              2001          2000
                                                           ----          ----
         Deferred tax assets:
           GAAP to tax reserve differences             $   241,503   $   382,826
           Future fees payable to ASI                       63,240             -
           Deferred compensation                            20,520        17,869
           Net operating loss carryforward                  14,372             -
           Surplus notes interest                            9,040         5,536
           AMT credit carryforward                           5,451             -
           Other                                             1,114           907
                                                       -----------   -----------
              Total deferred tax assets                    355,240       407,138
                                                       -----------   -----------

         Deferred tax liabilities:
           Deferred acquisition costs                     (404,758)     (411,417)
           Internal use software                            (3,417)       (2,524)
           Policy fees                                      (1,634)       (1,551)
           Net unrealized gains                               (411)         (595)
              Total deferred tax liabilities              (410,220)     (416,087)
                                                       ------------  ------------
                Net deferred tax asset (liability)     $   (54,980)  $    (8,949)
                                                       ============  ============

                                              AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
                                     (a wholly-owned subsidiary of Skandia Insurance Company Ltd.)

                                        Notes to Consolidated Financial Statements (continued)

6.       INCOME TAXES (continued)

         The income tax expense was  different  from the amount  computed by applying the federal  statutory tax rate of 35% to pre-tax income from continuing operations as follows:

         (table in thousands)                                          2001          2000          1999
                                                                       ----          ----          ----
         Income (loss) before taxes
           Domestic                                                $   42,886    $   98,136    $  109,036
           Foreign                                                     (2,619)       (2,540)       (2,523)
                                                                   -----------   -----------   -----------
           Total                                                       40,267        95,596       106,513
           Income tax rate                                                 35%           35%           35%
                                                                   -----------   -----------   -----------
         Tax expense at federal statutory income tax rate              14,094        33,459        37,280

         Tax effect of:
           Dividend received deduction                                 (8,400)       (7,350)       (9,572)
           Losses of foreign subsidiary                                   917           889           883
           Meals and entertainment                                        603           841           664
           State income taxes                                             (62)         (524)        1,071
           Other                                                           16         3,464            18
                                                                   ----------    ----------    ----------
              Income tax expense                                   $    7,168    $   30,779    $   30,344
                                                                   ==========    ==========    ==========

         The Company's net operating loss carryforwards, totaling approximately $41,063,000 at December 31, 2001, will expire in 2016.

7.       COST ALLOCATION AGREEMENTS WITH AFFILIATES

         Certain  operating costs  (including  personnel,  rental of office space,  furniture,  and equipment) have been charged to the
         Company at cost by American Skandia Information  Services and Technology  Corporation  ("ASIST"),  an affiliated company.  The
         Company  has also  charged  operating  costs to several of its  affiliates.  The total cost to the Company for these items was approximately  $6,179,000,  $13,974,000 and $11,136,000 in 2001, 2000 and 1999, respectively.  Income received for these items was approximately $13,166,000, $11,186,000 and $3,919,000 in 2001, 2000 and 1999, respectively.

         Beginning in 1999,  the Company was  reimbursed by ASM for certain  distribution  related costs  associated  with the sales of business  through an investment  firm where ASM serves as an introducing  broker dealer.  Under this  agreement,  the expenses reimbursed  were  approximately  $6,391,000,  $5,842,000 and $1,441,000 in 2001, 2000 and 1999,  respectively.  As of December
         31, 2001 and 2000, amounts receivable under this agreement were approximately $639,000 and $492,000, respectively.

                                               AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
                                     (a wholly-owned subsidiary of Skandia Insurance Company Ltd.)

                                        Notes to Consolidated Financial Statements (continued)

8.       FUTURE FEES PAYABLE TO ASI

         In a series of  transactions  with ASI,  the  Company  transferred  certain  rights to  receive a portion  of future  fees and contract charges expected to be realized on designated blocks of deferred annuity contracts.

         The proceeds  from the  transfers  have been recorded as a liability  and are being  amortized  over the  remaining  surrender charge  period of the  designated  contracts  using the  interest  method.  The Company did not  transfer the right to receive future fees and charges after the expiration of the surrender charge period.

         In  connection  with  these  transactions,  ASI,  through  special  purpose  trusts,  issued  collateralized  notes in private placements, which are secured by the rights to receive future fees and charges purchased from the Company.

         Under the terms of the Purchase  Agreements,  the rights transferred provide for ASI to receive a percentage (60%, 80% or 100%
         depending  on the  underlying  commission  option) of future  mortality  and expense  charges and  contingent  deferred  sales charges,  after reinsurance,  expected to be realized over the remaining  surrender charge period of the designated  contracts
         (generally 6 to 8 years).

         Payments,  representing  fees  and  charges  in  the  aggregate  amount,  of  approximately  $207,731,000,   $219,454,000  and
         $131,420,000  were  made  by  the  Company  to  ASI in  2001,  2000  and  1999,  respectively.  Related  interest  expense  of approximately  $59,873,000,  $70,667,000  and $52,840,000 has been included in the statement of income for 2001, 2000 and1999, respectively.

         The  Commissioner  of the State of  Connecticut  has approved the transfer of future fees and charges;  however,  in the event that the Company becomes subject to an order of liquidation or  rehabilitation,  the  Commissioner has the ability to stop the payments due to ASI under the Purchase Agreement subject to certain terms and conditions.

                                              AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
                                     (a wholly-owned subsidiary of Skandia Insurance Company Ltd.)

                                        Notes to Consolidated Financial Statements (continued)

8.       FUTURE FEES PAYABLE TO ASI (continued)

         The present values of the transactions as of the respective effective date were as follows:

                           Closing      Effective       Contract Issue        Discount       Present
        Transaction         Date          Date              Period              Rate          Value
        -----------         ----          ----              ------              ----          -----

           1996-1          12/17/96        9/1/96        1/1/94 - 6/30/96       7.5%           $50,221
           1997-1           7/23/97        6/1/97        3/1/96 - 4/30/97       7.5%            58,767
           1997-2          12/30/97       12/1/97        5/1/95 - 12/31/96      7.5%            77,552
           1997-3          12/30/97       12/1/97        5/1/96 - 10/31/97      7.5%            58,193
           1998-1           6/30/98        6/1/98        1/1/97 - 5/31/98       7.5%            61,180
           1998-2          11/10/98       10/1/98        5/1/97 - 8/31/98       7.0%            68,573
           1998-3          12/30/98       12/1/98        7/1/96 - 10/31/98      7.0%            40,128
           1999-1           6/23/99        6/1/99        4/1/94 - 4/30/99       7.5%           120,632
           1999-2          12/14/99       10/1/99       11/1/98 - 7/31/99       7.5%           145,078
           2000-1           3/22/00        2/1/00        8/1/99 - 1/31/00       7.5%           169,459
           2000-2           7/18/00        6/1/00        2/1/00 - 4/30/00      7.25%            92,399
           2000-3          12/28/00       12/1/00        5/1/00 - 10/31/00     7.25%           107,291
           2000-4          12/28/00       12/1/00        1/1/98 - 10/31/00     7.25%           107,139

         Expected payments of future fees payable to ASI as of December 31, 2001 are as follows:

           (table in thousands)           Year             Amount
                                          ----             ------

                                          2002      $   175,357
                                          2003          171,345
                                          2004          156,842
                                          2005          132,702
                                          2006          102,188
                                          2007           50,821
                                          2008            7,800
                                                    -----------
                                          Total         $797,055
                                                        ========

                                              AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
                                     (a wholly-owned subsidiary of Skandia Insurance Company Ltd.)

                                        Notes to Consolidated Financial Statements (continued)

9.       LEASES

         The Company  leases office space under a lease  agreement  established  in 1989 with ASIST.  The Company  entered into a lease agreement for office space in  Westminster,  Colorado,  effective  January 1, 2001.  Lease expense for 2001, 2000 and 1999 was approximately  $8,404,000,  $6,593,000 and $5,003,000,  respectively.  Future minimum lease payments per year and in aggregate as of December 31, 2001 are as follows:

              (table in thousands)       2002                          $   7,913
                                         2003                              8,087
                                         2004                              8,570
                                         2005                              8,609
                                         2006                              8,698
                                         2007 and thereafter              41,711
                                                                       ---------
                                         Total                         $  83,588
                                                                       =========

10.      RESTRICTED ASSETS

         To comply with certain state insurance  departments'  requirements,  the Company  maintains  cash,  bonds and notes on deposit with  various  states.  The carrying  value of these  deposits  amounted to  approximately  $4,822,000  and  $4,636,000  as of
         December 31, 2001 and 2000,  respectively.  These deposits are required to be maintained for the protection of  contractowners within the individual states.

11.      RETAINED EARNINGS AND DIVIDEND RESTRICTIONS

         Statutory  basis  shareholder's  equity was  approximately  $226,780,000  and  $342,804,000  at  December  31,  2001 and 2000,
         respectively.

         The Company incurred statutory basis net losses for 2001 of approximately  $121,957,000 due primarily to significant  declines in the equity  markets  during the year as well as increased  levels of  operating  expenses  relative to revenues.  Statutory basis net income for 2000 was $11,550,000, as compared to losses of $17,672,000 in 1999.

         Under various state insurance  laws, the maximum amount of dividends that can be paid to  shareholders  without prior approval of the state insurance  department is subject to restrictions  relating to statutory surplus and net gain from operations.  At
         December 31, 2001, no amounts may be distributed without prior approval.

         On November 8, 1999,  the Board of Directors  authorized  the Company to increase the par value of its capital  stock from $80 per share to $100 per share in order to comply  with  minimum  capital  levels as  required by the  California  Department  of
         Insurance.  This transaction  resulted in a corresponding  decrease in paid in and contributed  surplus of $500,000 and had no effect on capital and surplus.

                                              AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
                                     (a wholly-owned subsidiary of Skandia Insurance Company Ltd.)

                                        Notes to Consolidated Financial Statements (continued)

12.      STATUTORY ACCOUNTING PRACTICES

         The Company  prepares its statutory basis  financial  statements in accordance  with  accounting  practices  prescribed by the
         State of Connecticut  Insurance  Department.  Prescribed  statutory  accounting practices include publications of the National
         Association of Insurance Commissioners (NAIC), as well as state laws, regulations and general administrative rules.

         The NAIC adopted the  Codification of Statutory  Accounting  Principles  (Codification)  in March 1998. The effective date for codification  was January 1, 2001. The Company's  state of domicile,  Connecticut,  has adopted  codification  and the Company has made the necessary changes in its statutory  accounting and reporting required for  implementation.  The overall impact of adopting  codification  was a one-time,  cumulative  change in accounting  benefit recorded  directly in statutory  surplus of approximately $12,047,000.

         In addition,  during 2001, based on a recommendation from the State of Connecticut Insurance  Department,  the Company changed its statutory  method of  accounting  for its liability  associated  with  securitized  variable  annuity fees.  Under the new method of  accounting,  the liability for  securitized  fees is established  consistent  with the method of accounting for the liability  associated with variable annuity fees ceded under reinsurance  contracts.  This equates to the statutory  liability at any valuation  date being equal to the  Commissioners  Annuity  Reserve  Valuation  Method  (CARVM)  offset  related to the securitized  contracts.  The impact of this change in  accounting,  representing  the  difference in the liability  calculated under the old  method  versus  the new  method as of  January  1,  2001,  was  reported  as a  cumulative  effect of change in accounting benefit recorded directly in statutory surplus of approximately $20,215,000.

13.      EMPLOYEE BENEFITS

         The Company has a 401(k) plan for which  substantially  all employees are eligible.  Under this plan,  the Company  provides a
         50% match on employees'  contributions up to 6% of an employee's  salary (for an aggregate match of up to 3% of the employee's salary).  Additionally,  the Company may contribute  additional  amounts based on  profitability of the Company and certain of its affiliates.  Company  contributions to this plan on behalf of the participants were approximately  $2,738,000,  $3,734,000 and $3,164,000 in 2001, 2000 and 1999, respectively.

         The Company has a deferred  compensation  plan,  which is available to the field marketing staff and certain other  employees.
         Company contributions to this plan on behalf of the participants were approximately  $345,000,  $399,000 and $193,000 in 2001,
         2000 and 1999, respectively.

                                              AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
                                     (a wholly-owned subsidiary of Skandia Insurance Company Ltd.)

                                        Notes to Consolidated Financial Statements (continued)

13.      EMPLOYEE BENEFITS (continued)

         The  Company  and  certain  affiliates  cooperatively  have a  long-term  incentive  program  under which units are awarded to executive  officers  and other  personnel.  The Company and  certain  affiliates  also have a profit  sharing  program,  which benefits all employees  below the officer level.  These  programs  consist of multiple  plans with new plans  instituted  each year.  Generally,  participants  must remain  employed by the Company or its  affiliates at the time such units are payable in order to  receive  any  payments  under  the  programs.  The  accrued  liability  representing  the  value of these  units was approximately  $13,645,000  and  $31,632,000  as of December 31, 2001 and 2000,  respectively.  Payments  under these programs were approximately $8,377,000, $13,542,000, and $4,079,000 in 2001, 2000 and 1999, respectively.

14.      REINSURANCE

         The  Company  cedes  insurance  to other  insurers in order to limit its risk  exposure.  Such  transfer  does not relieve the
         Company of its primary  liability and, as such,  failure of reinsurers to honor their obligation could result in losses to the
         Company.  The Company reduces this risk by evaluating the financial condition and credit worthiness of reinsurers.

         The effect of reinsurance for the 2001, 2000 and 1999 was as follows:

         (table in thousands)

        2001                                                             Gross         Ceded           Net
        ----                                                             -----         -----           ---
        Annuity and life insurance charges and fees                  $   430,913    $   (52,220)  $   378,693
        Change in annuity and life insurance policy reserves         $   (35,835)   $    (4,063)  $   (39,898)
        Return credited to contractowners                            $    16,741    $        92   $    16,833

        2000
        ----
        Annuity and life insurance charges and fees                  $   477,802    $   (53,224)  $   424,578
        Change in annuity and life insurance policy reserves         $    45,784    $      (766)  $    45,018
        Return credited to contractowners                            $    13,607    $    (4,561)  $     9,046

        1999
        ----
        Annuity and life insurance charges and fees                  $   326,670    $   (36,681)  $   289,989
        Change in annuity and life insurance policy reserves         $     4,151    $    (1,073)  $     3,078
        Return credited to contractowners                            $    (1,382)   $      (257)  $    (1,639)

         In December 2000, the Company entered into a modified  coinsurance  agreement with SICL covering certain  contracts issued since
         January  1996.  The impact of this  treaty to the  Company was a pre tax loss of  approximately  $4,917,000  in 2001 and pre tax income  of  approximately  $7,067,453  in 2000.  At  December  31,  2001 and 2000,  approximately  $12,983,000  and  $6,109,000, respectively, was payable to SICL under this agreement.

                                              AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
                                     (a wholly-owned subsidiary of Skandia Insurance Company Ltd.)

                                        Notes to Consolidated Financial Statements (continued)

15.      SURPLUS NOTES

         The Company has issued  surplus  notes to ASI in exchange  for cash.  Surplus  notes  outstanding  as of December 31, 2001 and
         2000, and interest expense for 2001, 2000 and 1999 were as follows:

                                                     Liability as of
         (table in thousands)                         December 31,                    Interest Expense
                                   Interest                                            For the Years
            Note Issue Date          Rate          2001          2000          2001         2000         1999
         ----------------------    ---------     ----------    ----------    ---------    ---------    ---------
         ----------------------    ---------     ----------

         ----------------------
         ----------------------
         February 18, 1994           7.28%               -             -             -          732          738
         ----------------------
         March 28, 1994              7.90%               -             -             -          794          801
         ----------------------
         September 30, 1994          9.13%               -        15,000         1,282        1,392        1,389
         ----------------------
         December 28, 1994           9.78%               -             -             -            -        1,308
         ----------------------
         December 19, 1995           7.52%          10,000        10,000           763          765          762
         ----------------------
         December 20, 1995           7.49%          15,000        15,000         1,139        1,142        1,139
         ----------------------
         December 22, 1995           7.47%           9,000         9,000           682          684          682
         ----------------------
         June 28, 1996               8.41%          40,000        40,000         3,411        3,420        3,411
         ----------------------
         December 30, 1996           8.03%          70,000        70,000         5,699        5,715        5,698
                                                 ----------    ----------    ---------    ---------    ---------
                                                 ----------    ----------    ---------    ---------    ---------

         ----------------------
         ----------------------
         Total                                    $144,000      $159,000       $12,976      $14,644      $15,928
                                                 ==========    ==========    =========    =========    =========

         On December 3, 2001, a surplus note,  dated  September 30, 1994, for  $15,000,000  was repaid.  On December 27, 2000,  surplus notes for $10,000,000,  dated February 18, 1994, and $10,000,000,  dated March 28, 1994, were repaid.  On December 10, 1999, a surplus note, dated December 28, 1994, for $14,000,000 was repaid.  All surplus notes mature seven years from the issue date.

         Payment of interest and repayment of principal for these notes is subject to certain  conditions  and require  approval by the
         Insurance  Commissioner  of the  State  of  Connecticut.  At  December  31,  2001  and  2000,  approximately  $25,829,000  and
         $15,816,000, respectively, of accrued interest on surplus notes was not approved for payment under these criteria.

16.      SHORT-TERM BORROWING

         The  Company had a  $10,000,000  short-term  loan  payable to ASI at  December  31, 2001 and 2000 as part of a revolving  loan agreement.  The loan has an interest rate of 3.67% and matures on March 12, 2002.  The total related  interest  expense to the
         Company was  approximately  $522,000,  $687,000 and $585,000 in 2001, 2000 and 1999,  respectively.  Accrued  interest payable was approximately $113,000 and $222,000 as of December 31, 2001 and 2000, respectively.

                                              AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
                                     (a wholly-owned subsidiary of Skandia Insurance Company Ltd.)

                                        Notes to Consolidated Financial Statements (continued)

17.      CONTRACT WITHDRAWAL PROVISIONS

         Approximately 99% of the Company's separate account  liabilities are subject to discretionary  withdrawal by contractowners at market value or with market value  adjustment.  Separate account assets,  which are carried at fair value, are adequate to pay such  withdrawals,  which are generally  subject to surrender  charges  ranging from 10% to 1% for contracts held less than 10 years.

18.      RESTRUCTURING CHARGES

         On March 22,  2001,  and  December 3, 2001,  the  Company  announced  separate  plans to reduce  expenses to better  align its operating  infrastructure  with the current investment market  environment.  As part of the two plans, the Company's workforce was  reduced by  approximately  140  positions  and 115  positions,  respectively,  affecting  substantially  all areas of the
         Company.  Estimated pre-tax severance  benefits of approximately  $8,500,000 have been charged against 2001 operations related to these  reductions.  These  charges  have  been  reported  in the  Consolidated  Statements  of  Income  as a  component  of
         Underwriting,  Acquisition  and Other  Insurance  Expenses.  As of December 31, 2001, the remaining  restructuring  liability, relating primarily to the December 3, 2001 plan, was approximately $4,104,000.

19.      COMMITMENTS AND CONTINGENT LIABILITIES

         As of the date of this filing,  the Company is not  involved in any legal  proceedings  outside of the ordinary  course of its business  operations.  The Company is involved in pending and  threatened  legal  proceedings  in the  ordinary  course of its business  operations.  While the outcome of these legal  proceedings  cannot be determined at this time,  after  consideration of the defenses  available to the Company,  applicable  insurance coverage and any related reserves  established,  these legal proceedings are not expected to result in liability for amounts material to the financial  condition of the Company,  although they may adversely affect results of operations in future periods.

20.      SEGMENT REPORTING

         In recent years,  in order to complete the array of products  offered by the Company and its affiliates to meet a wide variety of financial planning,  the Company developed variable life insurance and qualified  retirement plan annuity products.  Assets under  management  and sales for products  other than  variable  annuities  have not been  significant  enough to warrant full segment  disclosures as required by SFAS 131,  "Disclosures about Segments of an Enterprise and Related  Information," and the
         Company  does not  anticipate  that they will do so in the  future  due to a change in the  Company's  strategy.  On March 15,
         2002,  the Company  announced  that it will no longer  accept new  business  for the funding of  qualified  retirement  plans, effective  July 31, 2002 and will not accept  applications  for it's flexible  premium  variable  insurance  products that are signed  after  April 1, 2002 or  received  after  April 15,  2002.  The  Company  intends  to  continue  to accept  additional contributions  to existing  qualified  plans,  to service and accept  additional  premiums for its existing  flexible  premium variable insurance contracts, and to continue to offer and sell its single premium variable life insurance products.

                                              AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
                                     (a wholly-owned subsidiary of Skandia Insurance Company Ltd.)

                                        Notes to Consolidated Financial Statements (continued)

21.      QUARTERLY FINANCIAL DATA (UNAUDITED)

         The following table summarizes information with respect to the operations of the Company on a quarterly basis:

                 (table in thousands)                                Three Months Ended
                                                  ----------------------------------------------------------
                          2001                      March 31       June 30       Sept. 30        Dec. 31
                                                    --------       -------       --------        -------
        Premiums and other insurance
          revenues                                 $   131,096   $   128,665    $   114,714    $   117,854
        Net investment income*                           5,381         4,997          5,006          4,742
        Net realized capital gains (losses)              1,902           373            376         (1,723)
                                                  ------------  ------------   ------------   -------------
        Total revenues                                 138,379       134,035        120,096        120,873
        Benefits and expenses*                         122,940       110,644        115,313        124,219
                                                  ------------  ------------   ------------   ------------
        Pre-tax net income                              15,439        23,391          4,783         (3,346)
        Income taxes                                     4,034         7,451           (480)        (3,837)
                                                  ------------  ------------   -------------  -------------
        Net income                                 $    11,405   $    15,940    $     5,263    $       491
                                                  ============  ============   ============   ============

        *     For the quarters  ended March 31,  2001,  June 30, 2001 and  September  30,  2001,  the Company had  reported  investment
              performance   associated  with  its  derivatives  as  net  investment   income.   The  above   presentation   reflects  a
              reclassification of these amounts to benefits and expenses.

                 (table in thousands)                                Three Months Ended
                                                  ----------------------------------------------------------
                          2000                      March 31       June 30       Sept. 30        Dec. 31
                                                    --------       -------       --------        -------
        Premiums and other insurance
          revenues                                 $   137,255   $   139,317    $   147,923    $   136,159
        Net investment income                            2,876         3,628          4,186            966
        Net realized capital gains (losses)                729        (1,436)          (858)           877
                                                  ------------  -------------  -------------  ------------
        Total revenues                                 140,860       141,509        151,251        138,002
        Benefits and expenses                          106,641       121,356        137,514        110,515
                                                  ------------  ------------   ------------   ------------
        Pre-tax net income                              34,219        20,153         13,737         27,487
        Income taxes                                    10,038         5,225          3,167         12,349
                                                  ------------  ------------   ------------   ------------
        Net income                                 $    24,181   $    14,928    $    10,570    $    15,138
                                                  ============  ============   ============   ============

                                              AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
                                     (a wholly-owned subsidiary of Skandia Insurance Company Ltd.)

                                        Notes to Consolidated Financial Statements (continued)

21.      QUARTERLY FINANCIAL DATA (UNAUDITED) (continued)

                 (table in thousands)                                Three Months Ended
                                                  ----------------------------------------------------------
                          1999                      March 31       June 30       Sept. 30        Dec. 31
                                                    --------       -------       --------        -------
        Premiums and other insurance
          revenues                                 $    78,509   $    88,435    $    97,955    $   111,443
        Net investment income                            2,654         2,842          2,735          2,210
        Net realized capital gains                         295            25            206             52
        Total revenues                                  81,458        91,302        100,896        113,705
        Benefits and expenses                           64,204        67,803         71,597         77,244
        Pre-tax net income                              17,254        23,499         29,299         36,461
        Income taxes                                     3,844         7,142          7,898         11,460
        Net income                                 $    13,410   $    16,357    $    21,401    $    25,001
                                                  ============  ============   ============   ============

                                 APPENDIX B - CONDENSED FINANCIAL INFORMATION ABOUT SEPARATE ACCOUNT B

The Unit Prices and number of Units in the  Sub-accounts  that commenced  operations  prior to January 1, 2002 are shown below. The AST
Money  Market  Sub-account  was  available  during the periods  shown as an  investment  option for other  variable  annuities we offer pursuant to different  prospectuses.  The Insurance Charge assessed  against the  Sub-accounts  under the terms of those other variable annuities are the same as the charges assessed against such Sub-accounts under the Annuity offered pursuant to this Prospectus.

Unit Prices And Numbers Of Units:  The  following  table shows:  (a) the Unit Price,  as of the dates  shown,  for Units in each of the
Class 3 Sub-accounts of Separate  Account B that commenced  operations  prior to January 1, 2002 and are being offered pursuant to this
Prospectus or which we offer pursuant to certain other  prospectuses;  and (b) the number of Units outstanding in each such Sub-account as of the dates  shown.  The year in which  operations  commenced in each such  Sub-account  is noted in  parentheses.  To the extent a
Sub-account  commenced  operations  during a particular  calendar  year,  the Unit Price as of the end of the period  reflects only the partial year results from the  commencement  of  operations  until  December 31st of the  applicable  year.  The  portfolios in which a particular  Sub-account invests may or may not have commenced operations prior to the date such Sub-account commenced  operations.  The initial offering price for each Sub-account was $10.00.

                                                                       Year Ended December 31,
--------------------------------------------------------------------------------------------------------------------------------------
                            2001      2000       1999       1998       1997       1996       1995       1994       1993       1992
-------------------------
--------------------------------------------------------------------------------------------------------------------------------------
Target Managed VIP 3 1
(1999)
Unit Price                    $8.01      8.51       8.02          -          -          -          -          -          -          -
Number of Units             265,523    30,747     10,000          -          -          -          -          -          -          -
--------------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------------
The DowSM
DART 10 3
(1999)
Unit Price                    $8.35      9.89       9.20          -          -          -          -          -          -          -
Number of Units             486,863   112,158     10,961          -          -          -          -          -          -          -
--------------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------------
Global Target 15 3
(1999)
Unit Price                    $9.44      9.78       9.69          -          -          -          -          -          -          -
Number of Units             242,473   189,604     26,057          -          -          -          -          -          -          -
--------------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------------
S&P Target 24 3 2
(1999)
Unit Price                    $7.03      9.42      11.80          -          -          -          -          -          -          -
Number of Units             492,347   159,366     23,094          -          -          -          -          -          -          -
--------------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------------
Nasdaq Target 15 3
(1999)
Unit Price                    $9.04     12.72      14.56          -          -          -          -          -          -          -
Number of Units             530,156   211,427     28,165          -          -          -          -          -          -          -
--------------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------------
Value Line(R)-
Target 25 3 3
(1999)
Unit Price                    $4.06      9.20      16.29          -          -          -          -          -          -          -
Number of Units             123,127   122,923     11,479          -          -          -          -          -          -          -
--------------------------------------------------------------------------------------------------------------------------------------
First Trust(R)- 10
Uncommon Values 3
(1999)
Unit Price                    $5.28      8.29      11.37          -          -          -          -          -          -          -
Number of Units             432,477   194,464     11,020          -          -          -          -          -          -          -
--------------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------------
First Trust(R)- Energy 3
(1999)
Unit Price                   $11.04     15.67      11.20          -          -          -          -          -          -          -
Number of Units             187,427    31,789     10,174          -          -          -          -          -          -          -
--------------------------------------------------------------------------------------------------------------------------------------

                                                                       Year Ended December 31,
--------------------------------------------------------------------------------------------------------------------------------------
                            2001      2000       1999       1998       1997       1996       1995       1994       1993       1992
--------------------------------------------------------------------------------------------------------------------------------------
First Trust(R)-
Financial Services 3
(1999)
Unit Price                   $11.42     12.93      10.46          -          -          -          -          -          -          -
Number of Units             273,448    79,757     12,383          -          -          -          -          -          -          -
--------------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------------
First Trust(R)-
Pharmaceutical 3
(1999)
Unit Price                   $11.80     13.37      10.34          -          -          -          -          -          -          -
Number of Units             320,232    94,768     13,013          -          -          -          -          -          -          -
--------------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------------
First Trust(R)-
Technology 3
(1999)
Unit Price                    $5.66     10.12      13.38          -          -          -          -          -          -          -
Number of Units             307,372   103,367     12,124          -          -          -          -          -          -          -
--------------------------------------------------------------------------------------------------------------------------------------

AST Money Market 3
(1995)
Unit Price                   $12.97     12.62      12.02      11.61      11.15      10.70      10.30          -          -          -
Number of Units           3,909,424 2,095,532  2,695,837    976,961    336,221    592,996    559,358          -          -          -
--------------------------------------------------------------------------------------------------------------------------------------

1        Effective April 30, 2002, based on a determination of the Board of Trustees of the Fund, The DowSM Target 5 Portfolio
     changed its investment strategy and additionally, its name was changed to Target Managed VIP.
2        Effective April 30, 2002, based on a determination of the Board of Trustees of the Fund, the S&P Target 10 Portfolio changed its investment strategy and additionally, its name was changed to S&P Target 24.
3        Effective April 30, 2002, based on a determination of the Board of Trustees of the Fund, the First Trust(R)Internet Portfolio
     changed its investment strategy and additionally, its name was changed to Value Line(R)Target 25.

                                          APPENDIX C - CALCULATION OF OPTIONAL DEATH BENEFITS

Examples of Enhanced Beneficiary Protection Optional Death Benefit Calculation
The following are examples of how the Enhanced  Beneficiary  Protection  Optional  Death Benefit is  calculated.  Each example  assumes that a $50,000  initial  Purchase  Payment is made and that no withdrawals  are made prior to the Owner's death.  Each example  assumes that there is one Owner who is age 50 on the Issue Date and that all Account Value is maintained in the variable investment options.

Example with market increase
Assume that the Owner's  Account Value has been  increasing  due to positive  market  performance.  On the date we receive due proof of death, the Account Value is $75,000.  The basic Death Benefit is calculated as Purchase  Payments minus  proportional  withdrawals,  or
Account Value,  which ever is greater.  Therefore,  the basic Death Benefit is equal to $75,000.  The Enhanced  Beneficiary  Protection
Optional  Death Benefit is equal to the amount payable under the basic Death Benefit  ($75,000) PLUS 50% of the "Death Benefit  Amount"
less Purchase Payments reduced by proportional withdrawals.

         Purchase Payments =        $50,000
         Account Value =            $75,000
         Basic Death Benefit =      $75,000
         Death Benefit Amount =     $75,000 - $50,000 = $25,000

         Amount Payable Under Enhanced Beneficiary Protection Optional Death Benefit =  $75,000 + $12,500 = $87,500

Examples with market decline
Assume that the Owner's  Account Value has been decreasing due to declines in market  performance.  On the date we receive due proof of death, the Account Value is $45,000.  The basic Death Benefit is calculated as Purchase  Payments minus  proportional  withdrawals,  or
Account Value,  which ever is greater.  Therefore,  the basic Death Benefit is equal to $50,000.  The Enhanced  Beneficiary  Protection
Optional  Death Benefit is equal to the amount payable under the basic Death Benefit  ($50,000) PLUS 50% of the "Death Benefit  Amount"
less Purchase Payments reduced by proportional withdrawals.

         Purchase Payments =        $50,000
         Account Value =            $40,000
         Basic Death Benefit =      $50,000
         Death Benefit Amount =     $50,000 - $50,000 = $0

         Amount Payable Under Enhanced Beneficiary Protection Optional Death Benefit =  $50,000 + $0 = $50,000

In this example you would receive no additional benefit from purchasing the Enhanced Beneficiary Protection Optional Death Benefit.

Examples of Guaranteed Minimum Death Benefit Calculation
The following are examples of how the  Guaranteed  Minimum Death Benefit is  calculated.  Each example  assumes that a $50,000  initial
Purchase  Payment is made and that no  withdrawals  are made prior to the Owner's death.  Each example  assumes that there is one Owner who is age 50 on the Issue Date and that all Account Value is maintained in the variable investment options.

Example of market increase
Assume that the Owner's  Account Value has generally been  increasing due to positive  market  performance.  On the date we receive due proof of death, the Account Value is $90,000.  The Highest  Anniversary  Value at the end of any previous period is $72,000.  The Death
Benefit would be the Account Value  ($90,000)  because it is greater than the Highest  Anniversary  Value ($72,000) or the sum of prior
Purchase Payments increased by 5.0% annually ($73,872.77).

Example of market decrease
Assume that the Owner's Account Value  generally  increased  until the fifth  anniversary  but generally has been decreasing  since the fifth contract  anniversary.  On the date we receive due proof of death, the Account Value is $48,000.  The Highest  Anniversary  Value
at the end of any  previous  period is  $54,000.  The Death  Benefit  would be the sum of prior  Purchase  Payments  increased  by 5.0%
annually ($73,872.77) because it is greater than the Highest Anniversary Value ($54,000) or the Account Value ($48,000).

Example of market increase followed by decrease
Assume that the Owner's  Account  Value  increased  significantly  during the first six years  following  the Issue Date.  On the sixth anniversary  date the Account Value is $90,000.  During the seventh  Annuity Year,  the Account Value  increases to as high as $100,000 but then  subsequently  falls to $80,000 on the date we receive due proof of death. The Death Benefit would be the Highest  Anniversary
Value at the end of any previous  period  ($90,000),  which  occurred on the sixth  anniversary,  although the Account Value was higher during the  subsequent  period.  The Account Value on the date we receive due proof of death  ($80,000) is lower,  as is the sum of all prior Purchase Payments increased by 5.0% annually ($73,872.77).

                                                  APPENDIX D - PERFORMANCE ADVANTAGE

AMERICAN SKANDIA'S PERFORMANCE ADVANTAGE

=======================================================================================================================================
American  Skandia's  Performance  Advantage was offered,  in those states where approved,  between May 15, 1999 and April 30, 2001. The description  below of the  Performance  Advantage  benefit  applies to those Contract  Owners who purchased an Annuity during that time period when the Performance Advantage feature was offered.
=======================================================================================================================================

GLOSSARY OF TERMS
When  determining  the Account  Value and  Surrender  Value of the Annuity,  both  amounts  will not include any Target  Value  Credits
                       --------------      ----------------
(described below) that we are entitled to recover upon Surrender of your Annuity.

Do you provide any guarantees on my investment?
The  Annuity  provides  variable  investment  options  and fixed  investment  options.  Only the  fixed  investment  options  provide a guaranteed  return on your  investment,  subject  to certain  terms and  conditions.  However,  your  Annuity  includes a feature at no additional  cost that  provides  certain  benefits  if your  Account  Value has not  reached or  exceeded a "target  value" on its 10th anniversary.  If, on the 10th  anniversary  of your  Annuity's  Issue Date,  your  Account  Value has not reached the target  value (as defined below) you can choose either of the following benefits:

|X|      You may continue  your  Annuity  without  electing to receive  Annuity  payments and receive an annual  credit to your Account
                                                                                                         ------
     Value payable until you begin receiving  Annuity  payments.  The credit is equal to 0.25% of the average of your Annuity's Account
     Value for the preceding four complete calendar  quarters.  This credit is applied to your investment options pro-rata based on the allocation of your then current Account Value.

                                                                  OR

|X|      You may begin  receiving  Annuity  payments  within one year and accept a one-time  credit to your Annuity equal to 10% of the net of the Account Value on the 10th anniversary of its Issue Date minus the sum of all Purchase  Payments  allocated in the prior five years.  The annuity option you select must initially guarantee payments for not less than seven years.

Following  the 10th  anniversary  of your  Annuity's  Issue Date,  we will inform you if your Account  Value did not meet or exceed the
Target Value.  We will assume that you have elected to receive the annual  credit to your Account  Value unless,  not less than 30 days prior to the next anniversary of the Annuity, we receive at our home office your election to begin receiving Annuity payments.

Certain  provisions of this benefit and of the Target Value Credits  described below may differ if you purchase your Annuity as part of an exchange, replacement or transfer, in whole or in part, from any other Annuity we issue.

What is the "Target Value" and how is it calculated?
The Target Value is a tool used to determine  whether you are eligible to elect  either of the  benefits  described  above.  The Target
Value does not impact the Account Value  available if you surrender  your Annuity or make a partial  withdrawal and does not impact the
Death  Benefit  available to your  Beneficiary(ies).  The Target Value  assumes a rate of return over ten (10) Annuity  Years that will allow your initial  investment to double in value,  adjusted for any withdrawals  and/or  additional  Purchase Payments you make during the 10 year period.  We calculate the "Target Value" as follows:

1.       Accumulate the initial  Purchase  Payment at an annual interest rate of 7.2% until the 10th anniversary of the Annuity's Issue
     Date; plus
           ----
2.       Accumulate  any  additional  Purchase  Payments  at an  annual  interest  rate of 7.2%  from the date  applied  until the 10th anniversary of the Annuity's Issue Date; minus
                                              -----
3.       Each  "proportional  reduction"  resulting from any withdrawal,  accumulating at an annual interest rate of 7.2% from the date the withdrawal is processed  until the 10th  anniversary of the Annuity's Issue Date. We determine each  "proportional  reduction"
     by  determining  the  percentage of your Account Value then  withdrawn and reducing the Target Value by that same  percentage.  We include any  withdrawals  under your Annuity in this  calculation,  as well as the charge we deduct for any optional  benefits you elect under the Annuity, but not the charge we deduct for the Annual Maintenance Fee or the Transfer Fee.

Examples
1.       Assume you make an initial  Purchase Payment of $10,000 and make no further  Purchase  Payments.  The Target Value on the 10th anniversary  of your  Annuity's  Issue  Date  would be  $20,042,  assuming  no  withdrawals  are  made.  This is equal to  $10,000 accumulating at an annual rate of 7.2% for the 10-year period.

2.       Assume you make an initial  Purchase Payment of $10,000 and make no further  Purchase  Payments.  Assume at the end of Year 6, your Account Value has increased to $15,000 and you make a withdrawal of 10% or $1,500.  The Target Value on the 10th  anniversary would be $18,722.  This is equal to $10,000  accumulating at an annual rate of 7.2% for the 10-year period, minus the proportional reduction accumulating at an annual interest rate of 7.2%.

Can I restart the 10-year Target Value calculation?
Yes, you can elect to lock in the growth in your Annuity by  "restarting"  the 10-year period on any  anniversary of the Issue Date. If you elect to restart the calculation  period,  we will treat your Account Value on the restart date as if it was your Purchase  Payment when determining if your Annuity's  Account Value meets or exceeds the Target Value on the appropriate  tenth (10th)  anniversary.  You may elect to restart the calculation more than once, in which case, the 10-year  calculation  period will begin on the date of the last restart  date.  We must  receive  your  election  to  restart  the  calculation  at our home  office  not later than 30 days after each anniversary of the Issue Date.

What are Target Value Credits?
Target Value  Credits are  additional  amounts that we apply to your Account Value to increase the  likelihood  that your Account Value will meet or exceed the Target Value.  We add Target Value  Credits to your Account Value at the time a Purchase  Payment is applied to your  Annuity.  Only those  Purchase  Payments  made before the first  anniversary  of the Issue Date of your  Annuity are  eligible to receive Target Value Credits.

The amount of the Target Value Credit is equal to 1.0% of each qualifying  Purchase  Payment.  Target Value Credits are only payable on qualifying  Purchase  Payments if the Owner(s) of the Annuity  is(are)  less than age 81 on its Issue Date.  If the Annuity is owned by an entity,  the age  restriction  applies to the age of the  Annuitant  on the Issue Date.  The Target Value Credit is payable from our general account and is allocated to the investment options in the same ratio that the qualifying Purchase Payment is allocated.

Target Value Credits will not be available if you purchase your Annuity as part of an exchange,  replacement  or transfer,  in whole or in part, of an Annuity we issued that has the same or a similar benefit.

 ====================================================================================================================================
 The amount of any Target Value Credits are not immediately  vested and can be recovered by American Skandia under the circumstances and for the time periods  shown below.  If American  Skandia  exercises its right to recover the amount of any Target Value Credit, any investment gain on the Target Value Credit will not be taken back.
 1.       If you surrender your Annuity before the 10th anniversary of the Issue Date of the Annuity.
 2.       If you elect to begin receiving Annuity payments before the first anniversary of the Issue Date.
 3.       If a  person  on  whose  life we pay the  Death  Benefit  dies,  or if a  "contingency  event"  occurs  which  triggers  a medically-related surrender:
 |X|      within 12 months after the date a Target Value Credit was allocated to your Account Value; or
 |X|      within 10 years after the date a Target Value Credit was allocated to your Account Value if any owner was over age 70 on the Issue Date, or, if the Annuity was then owned by an entity, the Annuitant was over age 70 on the Issue Date.
 Following completion of the above time periods, the amount of any Target Value Credits are vested in the Owner.
 ====================================================================================================================================

                                          APPENDIX E - PLUS40(TM)OPTIONAL LIFE INSURANCE RIDER

---------------------------------------------------------------------------------------------------------------------------------------
The life insurance  coverage  provided under the Plus40(TM)Optional Life Insurance Rider ("Plus40(TM)rider" or the "Rider") is supported by
American  Skandia's general account and is not subject to, or registered as a security under,  either the Securities Act of 1933 or the
Investment  Company Act of 1940.  Information  about the Plus40(TM)rider is  included  as an  Appendix  to this  Prospectus  to help you understand the Rider and the  relationship  between the Rider and the value of your Annuity.  It is also included because you can elect to pay for the Rider  with  taxable  withdrawals  from your  Annuity.  The staff of the  Securities  and  Exchange  Commission  has not reviewed  this  information.  However,  the  information  may be subject to certain  generally  applicable  provisions  of the  Federal securities laws regarding accuracy and completeness.
---------------------------------------------------------------------------------------------------------------------------------------

The income  tax-free life insurance  payable to your  Beneficiary(ies)  under the Plus40(TM)rider is equal to 40% of the Account Value of your Annuity as of the date we receive due proof of death,  subject to certain  adjustments,  restrictions  and  limitations  described below.

ELIGIBILITY
The Plus40(TM)rider may be  purchased as a rider on your  Annuity.  The Rider must cover those  persons  upon whose death the  Annuity's death benefit  becomes  payable - the Annuity's  owner or owners,  or the  Annuitant (in the case of an entity owned  Annuity).  If the
Annuity has two Owners,  the  Rider's  death  benefit is payable  upon the first death of such  persons.  If the Annuity is owned by an entity, the Rider's death benefit is payable upon the death of the Annuitant, even if a Contingent Annuitant is named.

The minimum  allowable  age to purchase  the Plus40(TM)rider is 40; the maximum  allowable  age is 75. If the Rider is  purchased on two lives,  both persons must meet the age  eligibility  requirements.  The Plus40(TM)rider is not  available  to  purchasers  who use their
Annuity as a funding  vehicle for a Tax Sheltered  Annuity (or 403(b)) or as a funding  vehicle for a qualified  plan under Section 401 of the Internal Revenue Code ("Code").

ADJUSTMENTS, RESTRICTIONS & LIMITATIONS
|X|      If you die during the first 24 months  following the effective  date of the Plus40(TM)rider  (generally,  the Issue Date of your
         Annuity),  the death  benefit  will be limited to the amount of any charges  paid for the Rider while it was in effect.  While we will return the charges  you have paid  during the  applicable  period as the death  benefit,  your  Beneficiary(ies)  will receive no additional life insurance benefit from the Plus40(TM)rider if you die within 24 months of its effective date.
                    ----------

|X|      If you make a Purchase  Payment  within 24 months prior to the date of death,  the Account  Value used to determine the amount of the death  benefit  will be reduced by the  amount of such  Purchase  Payment(s).  If we reduce the death  benefit  payable under the  Plus40(TM)rider  based on this  provision,  we will  return  50% of any  charges  paid for the Rider  based on those
         Purchase Payments as an additional amount included in the death benefit under the Rider.

|X|      If we apply  Credits to your Annuity  based on Purchase  Payments,  such Credits are treated as Account  Value for purposes of determining  the death benefit  payable under the Plus40(TM)rider.  However,  if Credits were applied to Purchase  Payments made within 24 months  prior to the date of death,  the Account  Value used to  determine  the amount of the death  benefit will be reduced  by the  amount of such  Credits.  If we reduce  the death  benefit  payable  under the  Plus40(TM)rider  based on this provision,  we will return 50% of any charges paid for the Rider based on such  Credits as an  additional  amount  included in the death benefit under the Rider.

|X|      If you become  terminally  ill (as defined in the Rider) and elect to receive a portion of the Plus40(TM)rider's  death benefit under the  Accelerated  Death  Benefit  provision,  the amount  that will be  payable  under the Rider upon your death will be reduced.  Please refer to the Accelerated Death Benefit provision described below.

|X|      If charges for the Plus40(TM)rider are due and are unpaid as of the date the death  benefit is being  determined,  such charges will be deducted from the amount paid to your Beneficiary(ies).

|X|      If the age of any person  covered  under the  Plus40(TM)rider is  misstated,  we will  adjust any  coverage  under the Rider to conform to the facts.  For example,  if, due to the  misstatement,  we overcharged  you for coverage under the Rider,  we will add  any  additional  charges  paid  to the  amount  payable  to  your  Beneficiary(ies).  If,  due to  the  misstatement,  we undercharged  you for coverage  under the Rider,  we will reduce the death  benefit in  proportion  to the charges not paid as compared to the charges that would have been paid had there been no misstatement.

|X|

     On or after an Owner reaches the expiry date of the Rider (the  anniversary of the Annuity's  Issue Date on or  immediately  after the 95th  birthday),  coverage  will  terminate.  No charge will be made for an Owner  following the expiry date. If there are two Owners,  the expiry date applies  separately to each Owner;  therefore,  coverage may continue for one Owner and terminate as to the other Owner.

MAXIMUM BENEFIT
The Plus40(TM)rider is subject to a Maximum  Death Benefit  Amount based on the Purchase  Payments  applied to your Annuity.  The Plus40(TM)
rider may also be subject to a Per Life Maximum  Benefit  that is based on all amounts paid under any annuity  contract we issue to you
                                                                                                  ---
under which you have elected the Plus40(TM)rider or similar life insurance coverage.

|X|      The Maximum Death Benefit Amount is 100% of the Purchase  Payments  increasing at 5% per year following the date each Purchase
             ----------------------------
         Payment is applied to the Annuity until the date of death.  If Purchase  Payments are applied to the Annuity  within 24 months prior to the date of death, the Maximum Death Benefit Amount is decreased by the amount of such Purchase Payments.

|X|      The Per Life Maximum Benefit applies to Purchase  Payments applied to any such annuity  contracts more than 24 months from the
             ------------------------
         date of death that exceed  $1,000,000.  If you make Purchase  Payments in excess of  $1,000,000,  we will reduce the aggregate death  benefit  payable under all Plus40(TM)riders,  or similar  riders issued by us, based on the combined  amount of Purchase
         Payments  in excess of  $1,000,000  multiplied  by 40%. If the Per Life  Maximum  Benefit  applies,  we will reduce the amount payable under each  applicable  Plus40(TM)rider on a pro-rata  basis.  If the Per Life Maximum  Benefit applies upon your death, we will return any excess  charges  that you paid on the  portion of your  Account  Value on which no benefit is payable.  The
         Per Life Maximum Benefit does not limit the amount of Purchase Payments that you may apply to your Annuity.

ACCELERATED DEATH BENEFIT PROVISION
If you become  terminally  ill, you may request that a portion of the death benefit  payable under the Plus40(TM)rider be prepaid instead of being paid to your  Beneficiary(ies)  upon your  death.  Subject to our  requirements  and where  allowed by law, we will make a one time,  lump sum  payment.  Our  requirements  include  proof  satisfactory  to us, in writing,  of terminal  illness  after the Rider's
Effective Date.

The  maximum we will pay,  before any  reduction,  is the  lesser of 50% of the  Rider's  death  benefit or  $100,000.  If you elect to accelerate  payment of a portion of the death benefit under the Plus40(TM)rider,  the amount of the remaining death benefit is reduced by the prepaid amount  accumulating at an annualized  interest rate of 6.0%.  Eligibility  for an accelerated  payout of a portion of your
Plus40(TM)rider death benefit may be more  restrictive  than any  medically-related  surrender  provision  that may be applicable to you under the Annuity.

CHARGES FOR THE PLUS40(TM)RIDER
The  Plus40(TM)rider has a current  charge and a  guaranteed  maximum  charge.  The current  charge for the Plus40(TM)rider is based on a percentage of your Account Value as of the anniversary of the Issue Date of your Annuity.  The applicable  percentages  differ based on the attained  age,  last  birthday of the Owner(s) or Annuitant  (in the case of an entity owned  Annuity) as of the date the charge is due. We reserve the right to change the current  charge,  at any time,  subject to regulatory  approval  where  required.  If there are two Owners,  we calculate the current charge that applies to each Owner  individually  and deduct the combined amount as the charge for the Rider.  There is no charge based on a person's life after coverage  expires as to that person.  However,  a charge will still apply to the second of two Owners (and coverage will continue for such Owner) if such Owner has not reached the expiry date.

                                           Attained Age                  Percentage of
                                                                         Account Value
                                   ------------------------------ ----------------------------
                                   ------------------------------ ----------------------------
                                             Age 40-75                       .80%
                                   ------------------------------ ----------------------------
                                   ------------------------------ ----------------------------
                                             Age 76-80                       1.60%
                                   ------------------------------ ----------------------------
                                   ------------------------------ ----------------------------
                                             Age 81-85                       3.20%
                                   ------------------------------ ----------------------------
                                   ------------------------------ ----------------------------
                                             Age 86-90                       4.80%
                                   ------------------------------ ----------------------------
                                   ------------------------------ ----------------------------
                                              Age 91                         6.50%
                                   ------------------------------ ----------------------------
                                   ------------------------------ ----------------------------
                                              Age 92                         7.50%
                                   ------------------------------ ----------------------------
                                   ------------------------------ ----------------------------
                                              Age 93                         8.50%
                                   ------------------------------ ----------------------------
                                   ------------------------------ ----------------------------
                                              Age 94                         9.50%
                                   ------------------------------ ----------------------------
                                   ------------------------------ ----------------------------
                                              Age 95                        10.50%
                                   ------------------------------ ----------------------------

The charge for the  Plus40(TM)rider may also be subject to a  guaranteed  maximum  charge that will apply if the  current  charge,  when applied to the Account Value,  exceeds the guaranteed  maximum  charge.  The guaranteed  maximum charge is based on a charge per $1,000 of insurance.

We determine the charge for the Rider  annually,  in arrears.  We deduct the charge:  (1) upon your death;  (2) on each  anniversary of the  Issue  Date;  (3) on the date  that you  begin  receiving  annuity  payments;  (4) if you  surrender  your  Annuity  other  than a medically-related  surrender;  or (5) if you choose to terminate the Rider.  If the Rider  terminates for any of the preceding  reasons on a date other than the  anniversary  of the  Annuity's  Issue  Date,  the charge  will be  prorated.  During the first year after the
Annuity's  Issue Date, the charge will be prorated from the Issue Date. In all subsequent  years,  the charge will be prorated from the last anniversary of the Issue Date.

You can elect to pay the annual  charge  through a  redemption  from your  Annuity's  Account  Value or through  funds other than those within the  Annuity.  If you do not elect a method of payment,  we will  automatically  deduct the annual  charge  from your  Annuity's
Account Value.  The manner in which you elect to pay for the Rider may have tax implications.

|X|      If you elect to pay the charge through a redemption of your  Annuity's  Account  Value,  the  withdrawal  will be treated as a taxable  distribution,  and will generally be subject to ordinary  income tax on the amount of any investment  gain withdrawn.
         If you are under age 59 1/2,  the  distribution  may also be  subject to a 10%  penalty on any gain  withdrawn,  in  addition  to ordinary  income taxes.  We first deduct the amount of the charge  pro-rata from the Account Value in the variable  investment options.  We only deduct the charge pro-rata from the Fixed  Allocations to the extent there is insufficient  Account Value in the variable investment options to pay the charge.

|X|      If you  elect to pay the  charge  through  funds  other  than  those  from your  Annuity,  we  require  that  payment  be made electronically  in U.S.  currency  through a U.S.  financial  institution.  If you elect to pay the charge through  electronic transfer  of funds  and  payment  has not been  received  within 31 days from the due date,  we will  deduct  the  charge as a redemption from your Annuity, as described above.

TERMINATION
You can  terminate  the Plus40(TM)rider at any time.  Upon  termination,  you will be  required to pay a pro-rata  portion of the annual charge for the Rider.  The Plus40(TM)rider will  terminate  automatically  on the date your Account  Value is applied to begin  receiving annuity  payments,  on the date you  surrender  the Annuity  or, on the expiry date with  respect to such person who reaches the expiry date.  We may also  terminate  the  Plus40(TM)rider,  if  necessary,  to  comply  with  our  interpretation  of the Code and  applicable regulations.  Once terminated, you may not reinstate your coverage under the Plus40(TM)rider.

CHANGES IN ANNUITY DESIGNATIONS
Changes in ownership and annuitant  designations  under the Annuity may result in changes in eligibility  and charges under the Plus40(TM)
rider.  These changes may include termination of the Rider.  Please refer to the Rider for specific details.

SPOUSAL ASSUMPTION
A  spousal  beneficiary  may elect to assume  ownership  of the  Annuity  instead  of taking  the  Annuity's  Death  Benefit.  However, regardless of whether a spousal  beneficiary  assumes ownership of the Annuity,  the death benefit under the Plus40(TM)rider will be paid despite the fact that the Annuity  will  continue.  The spousal  beneficiary  can apply the death  benefit  proceeds  under the Plus40(TM)
rider to the Annuity as a new Purchase  Payment,  can purchase a new annuity  contract or use the death benefit  proceeds for any other purpose.  Certain  restrictions  may apply to an Annuity  that is used as a qualified  investment.  Spousal  beneficiaries  may also be eligible to purchase the Plus40(TM)rider,  in which case the Annuity's  Account Value,  as of the date the assumption is effective,  will be treated as the initial Purchase Payment under applicable provisions of the Rider.

TAX CONSIDERATION
The Plus40(TM)rider was designed to qualify as a life insurance  contract under the Code. As life  insurance,  under most  circumstances, the Beneficiary(ies) does not pay any Federal income tax on the death benefit payable under the Rider.

If your Annuity is being used as an  Individual  Retirement  Annuity  (IRA),  we consider the Plus40(TM)rider to be outside of your IRA, since premium for the Rider is paid for either with funds  outside of your Annuity or with  withdrawals  previously  subject to tax and any applicable tax penalty.

We believe  payments under the accelerated  payout provision of the Rider will meet the requirements of the Code and the regulations in order to qualify as tax-free  payments.  To the extent permitted by law, we will change our procedures in relation to the Rider, or the definition of terminally  ill, or any other  applicable term in order to maintain the tax-free status of any amounts paid out under the accelerated payout provision.

----------------------------------------------------------------------------------------------------------------------
                  PLEASE SEND ME A STATEMENT  OF  ADDITIONAL  INFORMATION  THAT  CONTAINS  FURTHER  DETAILS  ABOUT THE
                  AMERICAN SKANDIA ANNUITY DESCRIBED IN PROSPECTUS NIKE-PROS (05/2002).
----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------

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                                        -------------------------------------------------------
                                                           (print your name)

                                        -------------------------------------------------------
                                                               (address)

                                        -------------------------------------------------------
                                                         (city/state/zip code)

                                                 THIS PAGE IS INTENTIONALLY LEFT BLANK.

Variable Annuity Issued by:                                                                  Variable Annuity Distributed by:

AMERICAN SKANDIA LIFE                                                                                      AMERICAN SKANDIA
ASSURANCE CORPORATION                                                                               MARKETING, INCORPORATED
One Corporate Drive                                                                                     One Corporate Drive
Shelton, Connecticut 06484                                                                       Shelton, Connecticut 06484
Telephone: 1-800-752-6342                                                                           Telephone: 203-926-1888
http://www.americanskandia.com                                                               http://www.americanskandia.com

                                                          MAILING ADDRESSES:

                                                 AMERICAN SKANDIA - VARIABLE ANNUITIES
                                                             P.O. Box 7040
                                                       Bridgeport, CT 06601-7040

                                                             EXPRESS MAIL:
                                                 AMERICAN SKANDIA - VARIABLE ANNUITIES
                                                          One Corporate Drive
                                                           Shelton, CT 06484

                                                STATEMENT OF ADDITIONAL INFORMATION

The variable  investment  options under the Annuity are issued by AMERICAN  SKANDIA LIFE ASSURANCE  CORPORATION  VARIABLE  ACCOUNT B
(CLASS 3 SUB-ACCOUNTS) and AMERICAN SKANDIA LIFE ASSURANCE  CORPORATION.  The variable  investment  options are registered under the
Securities  Act of 1933 and the  Investment  Company Act of 1940.  The fixed  investment  options  ("Fixed  Allocations")  under the
Annuity are issued by AMERICAN SKANDIA LIFE ASSURANCE  CORPORATION.  The assets  supporting the Fixed  Allocations are maintained in
AMERICAN SKANDIA LIFE ASSURANCE  CORPORATION  SEPARATE ACCOUNT D, a non-unitized  separate account,  and are registered solely under the Securities Act of 1933.

ITEM                                                                                                                   PAGE
----                                                                                                                   ----

GENERAL INFORMATION ABOUT AMERICAN SKANDIA................................................................................2
   AMERICAN SKANDIA LIFE ASSURANCE CORPORATION............................................................................2
   AMERICAN SKANDIA LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B

APPENDIX A - Financial Statements for American Skandia Life Assurance Corporation
  Variable Account B (Class 3 Sub-accounts - AS Impact)..................................................................19

------------------------------------------------------------------------------------------------------------------------------------
THIS STATEMENT OF ADDITIONAL  INFORMATION IS NOT A PROSPECTUS.  YOU SHOULD READ THIS  INFORMATION  ALONG WITH THE PROSPECTUS FOR THE
ANNUITY FOR WHICH IT RELATES.  THE PROSPECTUS  CONTAINS  INFORMATION  THAT YOU SHOULD CONSIDER BEFORE  INVESTING.  FOR A COPY OF THE
PROSPECTUS SEND A WRITTEN REQUEST TO AMERICAN SKANDIA - VARIABLE ANNUITIES,  P.O. BOX 7040, BRIDGEPORT,  CONNECTICUT 06601-7040,  OR
TELEPHONE 1-800-752-6342.  OUR ELECTRONIC MAIL ADDRESS IS CUSTOMERSERVICE@SKANDIA.COM.
------------------------------------------------------------------------------------------------------------------------------------

Date of Prospectus:  May 1, 2002                                       Date of Statement of Additional Information:  May 1, 2002
ASImpact - SAI (05/2002)

GENERAL INFORMATION ABOUT AMERICAN SKANDIA

AMERICAN SKANDIA LIFE ASSURANCE CORPORATION

American Skandia Life Assurance  Corporation  ("American  Skandia",  "we",  "our" or "us") is a wholly-owned  subsidiary of American
Skandia,  Inc. ("ASI"),  whose ultimate parent is Skandia Insurance Company Ltd., a Swedish company.  Skandia Insurance Company Ltd.
is a major worldwide  insurance company  operating from Stockholm,  Sweden which owns and controls,  directly or through  subsidiary companies,  numerous  insurance and related  companies.  We are organized as a Connecticut  stock life  insurance  company,  and are subject to Connecticut law governing  insurance  companies.  We are licensed to sell insurance  products in each of the fifty states of the United  States,  and the  District of  Columbia.  American  Skandia's  principal  business  address is One  Corporate  Drive,
Shelton, Connecticut 06484.

AMERICAN SKANDIA LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B
(Class 3 Sub-accounts - AS Impact)

American Skandia Life Assurance  Corporation  Variable Account B (Class 3 Sub-accounts),  also referred to as "Separate  Account B", was  established  by us pursuant to  Connecticut  law.  Separate  Account B also holds assets of other  annuities  issued by us with values and benefits that vary  according to the investment  performance  of the underlying  mutual funds or portfolios of underlying mutual funds offered as Sub-accounts  of Separate  Account B. The underlying  mutual funds or portfolios of underlying  mutual funds are referred to as the Portfolios.  The  Sub-accounts  offered  pursuant to this Prospectus are all Class 3 Sub-accounts of Separate
Account B. Each class of  Sub-accounts  of Separate  Account B has a different level of asset-based  charges  assessed  against such
Sub-accounts.  Each Sub-account  invests  exclusively in a Portfolio.  You will find additional  information about the Portfolios in their respective prospectuses.

Separate Account B is registered with the Securities and Exchange  Commission  ("SEC") under the Investment Company Act of 1940 (the
"Investment  Company  Act") as a unit  investment  trust,  which is a type of  investment  company.  Values  and  benefits  based on allocations to the  Sub-accounts  will vary with the investment  performance of the Portfolios,  as applicable.  We do not guarantee the investment results of any Sub-account.  You bear the entire investment risk.

During the  accumulation  phase,  we offer a number of  Sub-accounts.  Certain  Sub-accounts  may not be  available  in all jurisdictions.  If and when we obtain approval of the applicable authorities to make such Sub-accounts  available,  we will notify Owners of the availability of such Sub-accounts.

A brief summary of the investment objectives and policies of each Portfolio is found in the Prospectus.  More detailed information about the investment objectives, policies, risks, costs and management of the Portfolios are found in the prospectuses and statements of additional information for the Portfolios.  Also included in such information is the investment policy of each
Portfolio regarding the acceptable ratings by recognized rating services for bonds and other debt obligations.  There can be no guarantee that any Portfolio will meet its investment objectives.

Each  underlying  mutual fund is registered  under the  Investment  Company Act, as amended,  as an open-end  management  investment company.  Each  underlying  mutual  fund  thereof  may or may not be  diversified  as defined in the  Investment  Company  Act.  The trustees or directors,  as applicable,  of an underlying mutual fund may add, eliminate or substitute  portfolios from time to time.
Generally,  each portfolio  issues a separate class of shares.  Shares of the portfolios are available to separate  accounts of life insurance  companies  offering  variable  annuity and  variable  life  insurance  products.  The shares may also be made  available, subject to obtaining all required  regulatory  approvals,  for direct purchase by various pension and retirement  savings plans that qualify for preferential tax treatment under the Internal Revenue Code ("Code").

We may make other  portfolios  available by creating new  Sub-accounts.  Additionally,  new  portfolios may be made available by the creation of new  Sub-accounts  from time to time.  Such a new portfolio may be disclosed in its prospectus.  However,  addition of a portfolio  does not require us to create a new  Sub-account  to invest in that  portfolio.  We may take other actions in relation to the Sub-accounts and/or Separate Account B.

AMERICAN SKANDIA LIFE ASSURANCE CORPORATION SEPARATE ACCOUNT D

American  Skandia Life Assurance  Corporation  Separate  Account D, also referred to as "Separate  Account D", was established by us pursuant to Connecticut law. During the accumulation  phase,  assets  supporting our obligations based on Fixed Allocations are held in Separate  Account D. Such  obligations are based on the fixed interest rates we credit to Fixed  Allocations and the terms of the
Annuities.  These obligations do not depend on the investment performance of the assets in Separate Account D.

There are no units in Separate  Account D. The Fixed  Allocations  are  guaranteed  by our  general  account.  An Annuity  Owner who allocates a portion of their Account  Value to Separate  Account D does not  participate  in the  investment  gain or loss on assets maintained  in  Separate  Account  D. Such gain or loss  accrues  solely to us. We retain  the risk that the value of the  assets in
Separate  Account D may drop below the reserves and other  liabilities we must maintain.  Should the value of the assets in Separate
Account D drop below the reserve and other  liabilities we must maintain in relation to the annuities  supported by such assets,  we will transfer  assets from our general  account to Separate  Account D to make up the  difference.  We have the right to transfer to our  general  account any assets of Separate  Account D in excess of such  reserves  and other  liabilities.  We maintain  assets in
Separate Account D supporting a number of annuities we offer.

We  currently  employ  investment  managers  to manage the  assets  maintained  in  Separate  Account  D. Each  manager we employ is responsible  for  investment  management  of a different  portion of  Separate  Account D. From time to time  additional  investment managers  may be employed or  investment  managers may cease being  employed.  We are under no  obligation  to employ or continue to employ any investment manager(s) and have sole discretion over the investment managers we retain.

We operate Separate Account D in a fashion designed to meet the obligations  created by Fixed  Allocations.  Factors affecting these operations include the following:

1.       The State of New York,  which is one of the  jurisdictions  in which we are licensed to do business,  requires that we meet certain  "matching"  requirements.  These  requirements  address the  matching of the  durations of the assets owned by the insurance company with the durations of obligations  supported by such assets.  We believe these matching  requirements are designed to control an  insurer's  ability to risk  investing  in  long-term  assets to support  short term  interest  rate guarantees.  We also believe this limitation controls an insurer's ability to offer unrealistic rate guarantees.

2.       We employ an investment  strategy designed to limit the risk of default.  Some of the guidelines of our current  investment strategy for Separate Account D include, but are not limited to, the following:

a.       Investments   may  include  cash;  debt   securities   issued  by  the  United  States   Government  or  its  agencies  and
              instrumentalities;  money market  instruments;  short,  intermediate  and  long-term  corporate  obligations;  private placements; asset-backed obligations; and municipal bonds.

b.       At the time of purchase,  fixed income  securities will be in one of the top four generic  lettered rating  classifications as established  by a nationally  recognized  statistical  rating  organization  ("NRSRO") such as Standard & Poor's or
              Moody's Investor Services, Inc.

We are not  obligated to invest  according  to the  aforementioned  guidelines  or any other  strategy  except as may be required by
Connecticut and other state insurance laws.

3.       The assets in Separate Account D are accounted for at their market value, rather than at book value.

4.       We are  obligated  by law to  maintain  our  capital  and  surplus,  as well as our  reserves,  at the levels  required  by applicable state insurance law and regulation.

PRINCIPAL UNDERWRITER/DISTRIBUTOR - American Skandia Marketing, Incorporated

American Skandia Marketing,  Incorporated  ("ASM"), a wholly-owned  subsidiary of ASI, is the distributor and principal  underwriter of the Annuity  described  in the  Prospectus  and this  Statement  of  Additional  Information.  American  Skandia  Life  Assurance
Corporation and American Skandia Investment Services,  Incorporated ("ASISI"),  the investment manager of American Skandia Trust and
American  Skandia  Advisor Funds,  Inc., are also  wholly-owned  subsidiaries  of ASI.  American  Skandia  Information  Services and
Technology  Corporation  ("ASIST"),  also a wholly-owned  subsidiary ASI, is a service company that provides systems and information services to American Skandia Life Assurance Corporation and its affiliated companies.

ASM acts as the  distributor  of a number of annuity and life  insurance  products we offer and for both American  Skandia Trust and
American  Skandia  Advisor  Funds,  Inc., a family of retail mutual funds.  ASM also acts as an  introducing  broker-dealer  through which it receives a portion of brokerage  commissions  in connection  with  purchases and sales of securities  held by Portfolios of
American Skandia Trust which are offered as Sub-accounts under the Annuity.

ASM's principal  business address is One Corporate Drive,  Shelton,  Connecticut  06484. ASM is registered as a broker-dealer  under the Securities and Exchange Act of 1934 ("Exchange  Act") and is a member of the National  Association of Securities  Dealers,  Inc.
("NASD").

The Annuity is offered on a continuous  basis.  ASM enters into  distribution  agreements with  independent  broker-dealers  who are registered  under the Exchange Act and with entities that may offer the Annuity but are exempt from  registration.  Applications for the Annuity are solicited by registered  representatives of those firms. Such  representatives  will also be our appointed insurance agents under state insurance law.  In addition, ASM may offer the Annuity directly to potential purchasers.

Compensation  is paid to firms on sales of the Annuity  according  to one or more  schedules.  The  individual  representative  will receive a portion of the  compensation,  depending on the practice of the firm.  Compensation  is generally based on a percentage of
Purchase  Payments  made, up to a maximum of 7.0%.  Alternative  compensation  schedules are available  that provide a lower initial commission plus ongoing annual  compensation  based on all or a portion of Account Value. We may also provide  compensation to firms for  providing  ongoing  service to you in relation  to the  Annuity.  Commissions  and other  compensation  paid in relation to the
Annuity do not result in any additional charge to you or to the Separate Account.

In addition,  firms may receive  separate  compensation  or  reimbursement  for,  among other things,  training of sales  personnel, marketing or other services they provide to us or our affiliates.  We or ASM may enter into  compensation  arrangements with certain firms.  These  arrangements  will not be offered to all firms and the terms of such  arrangements may differ between firms. Any such compensation  will be paid by us or ASM and will not result in any additional  charge to you. To the extent  permitted by NASD rules and other  applicable laws and  regulations,  ASM may pay or allow other  promotional  incentives or payments in the form of cash or other compensation.

ASLAC pays ASM an  underwriting  commission for its role as principal  underwriter/distributor  of all variable  insurance  products issued by ASLAC.  ASM is  responsible  for payment of  commissions to the  broker-dealer  firms who are the ultimate  sellers of the product.  ASM does not retain any  underwriting  commissions.  For the past three years, the aggregate dollar amount of underwriting commissions paid to ASM in its role as principal  underwriter/distributor  has been: 2001: $193,056,109;  2000: $355,445,427;  1999:
$296,723,325.

HOW PERFORMANCE DATA IS CALCULATED

We may advertise the  performance of  Sub-accounts  using two types of measures.  These measures are "current and effective  yield", which may be used for money market-type  Sub-accounts (like the AST Money Market Sub-account) and "total return",  which may be used with other types of Sub-accounts.

The following descriptions provide details on how we calculate these measures for Sub-accounts.

Current and Effective Yield
---------------------------
The current yield of a money  market-type  Sub-account is calculated based upon the previous  seven-day period ending on the date of calculation.  The current yield of such a Sub-account is computed by determining  the change  (exclusive of capital  changes) in the
Account Value of a hypothetical  pre-existing allocation by an Owner to such a Sub-account (the "Hypothetical  Allocation") having a balance of one Unit at the beginning of the period,  subtracting  a  hypothetical  maintenance  fee, and dividing such net change in the Account Value of the Hypothetical  Allocation by the Account Value of the  Hypothetical  Allocation at the beginning of the same period to obtain the base period return,  and  multiplying the result by (365/7).  The resulting  figure will be carried to at least the nearest l00th of one percent.

We compute  effective  compound  yield for a money  market-type  Sub-account  according  to the method  prescribed  by the SEC.  The effective  yield reflects the  reinvestment  of net income earned daily on assets of such a Sub-account.  Net investment  income for yield quotation purposes will not include either realized or capital gains and losses or unrealized appreciation and depreciation.

Shown below are the current and effective  yields for a hypothetical  contract.  The yield is calculated based on the performance of the AST Money Market  Sub-account  during the last seven days of the calendar  year ending prior to the date of the  Prospectus  and this  Statement of Additional  Information.  At the beginning of the seven day period,  the  hypothetical  contract had a balance of one Unit. The current and effective  yields reflect the Insurance  Charge deducted  against the  Sub-account.  The Insurance  Charge compensates  American  Skandia  for  providing  the  insurance  benefits  under the  Annuity.  In an  extremely  low  interest  rate environment,  money market yields, after deducting the Insurance Charge, may be negative,  even though the Portfolio's yield (before deducting  the  Insurance  Charge) is positive.  Please note that current and  effective  yield  information  will  fluctuate.  This information  may not provide a basis for  comparisons  with deposits in banks or other  institutions  which pay a fixed yield over a stated period of time, or with investment companies which do not serve as underlying funds for variable annuities.

                      Sub-account                       Current Yield                     Effective Yield
                      -----------                       -------------                     ---------------
                  AST Money Market 3                        0.66%                              0.66%

Total Return
------------
Total return for the other, non-money market-type Sub-accounts is computed by using the formula:

                                                           P(1+T)n = ERV

                                                               where:

         P = a hypothetical allocation of $1,000;

         T = average annual total return;

         n = the number of years over which total return is being measured; and

         ERV = the Account  Value of the  hypothetical  $1,000  payment as of the end of the period over which total return is being measured.

We may advertise the  performance of the  Portfolios in the form of "Standard" and  "Non-standard"  Total Returns.  "Standard  Total
Return" figures assume a hypothetical  initial  investment of $1,000  allocated to a Sub-account  during the most recent,  one, five and ten year periods (or since the inception date that the Portfolio has been offered as a Sub-account,  if less).  "Standard  Total
Return"  figures assume that the Insurance  Charge and the Annual  Maintenance Fee (if applicable) are deducted and that the Annuity is  surrendered  at the end of the  applicable  period,  meaning  that any  Contingent  Deferred  Sales Charge that would apply upon surrender is also deducted.  "Non-standard  Total Return" figures  include any performance  figures that do not meet the SEC's rules for Standard Total Returns.  Non-standard  Total Returns are calculated in the same manner as  standardized  returns except that the figures may not reflect all fees and charges.  In particular,  they may assume no surrender at the end of the  applicable  period so that the CDSC does not apply.  Standard  and  Non-standard  Total  Returns  will not  reflect  charges  that  apply to any  optional benefits.  The additional cost associated with any optional  benefits you elected will reduce your performance.  Non-standard  Total
Returns must be accompanied by Standard Total Returns.

Some of the  underlying  Portfolios  existed  prior to the  inception  of these  Sub-accounts.  Performance  quoted  in  advertising regarding  such  Sub-accounts  may indicate  periods during which the  Sub-accounts  have been in existence but prior to the initial offering of the Annuities,  or periods during which the underlying  Portfolios  have been in existence,  but the  Sub-accounts  have not. Such hypothetical  historical  performance is calculated using the same assumptions  employed in calculating actual performance since inception of the  Sub-accounts.  Hypothetical  historical  performance of the underlying  Portfolios prior to the existence of the Sub-accounts may only be presented as Non-Standard Total Returns.

As described in the  Prospectus,  Annuities may be offered in certain  situations in which the  contingent  deferred sales charge or certain other  charges or fees may be eliminated or reduced.  Advertisements  of  performance  in connection  with the offer of such
Annuities will be based on the charges applicable to such Annuities.

Shown below are total return  figures for the periods  shown.  Figures are shown only for  Sub-accounts  operational  as of December
31, 2001.  "Standard Total Return" and "Non-standard Total Return" figures,  as described above, are shown. The  "inception-to-date"
figures  shown  below are based on the  inception  date of the  Portfolio.  "N/A"  means "not  applicable"  and  indicates  that the
Portfolio was not in operation for the applicable  period.  Any performance of such  Portfolios  prior to inception of a Sub-account is  provided  by the  underlying  mutual  funds.  The  Total  Return  for  any  Sub-account  reflecting  performance  prior  to such
Sub-account's inception is based on such information.

Some of the Portfolios may be subject to an expense  reimbursement  or waiver that, in the absence of such  reimbursement or waiver, would reduce the Portfolio's performance.

The performance  quoted in any advertising  should not be considered a  representation  of the performance of these  Sub-accounts in the future since  performance is not fixed or guaranteed in any way. Actual  performance  will depend on the type,  quality and, for some of the  Sub-accounts,  the maturities of the investments held by the Portfolios and upon prevailing  market  conditions and the response of the  investment  manager of the Portfolios to such  conditions.  Actual  performance  will also depend on changes in the expenses of the Portfolios.  In addition, the amount of charges assessed against each Sub-account will affect performance.

The  performance  information  may be useful in reviewing and comparing the  performance  of the  Sub-accounts,  and for providing a basis for  comparison  with  Sub-accounts  offered  under  other  annuities.  This  performance  information  may be less  useful in providing a basis for  comparison  with other  investments  that  neither  provide some of the  benefits of such  annuities  nor are treated in a similar fashion under the Code.

                                --------------------------------------------------- -- -------------------------------------------------
                                              Standard Total Return                               Non-Standard Total Return
                                --------------------------------------------------- -- -------------------------------------------------
                                --------------------------------------------------- -- -------------------------------------------------
                                Assuming  maximum CDSC and the Annual  Maintenance     Assuming no CDSC with  Annual Maintenance Fees
                                fees
                                --------------------------------------------------- -- -------------------------------------------------

---------------------------------- -------- --------- --------- --------- ---------- -- --------- --------- --------- -------- ----------
                                      1        3         5         10     Inception        1         3         5         10    Inception
                                    Year     Years     Years     Years     to Date        Year     Years     Years    Years     to Date
---------------------------------- -------- --------- --------- --------- ---------- -- --------- --------- --------- -------- ----------
AST Strong International Equity 3  -29.55    -5.15      3.98      N/A       5.90         -23.55    -3.33      4.66      N/A      6.11
AST Janus Overseas Growth 3        -30.34    -0.99      N/A       N/A       6.02         -24.34     0.68      N/A       N/A      6.65
AST American Century               -34.03    -2.49      N/A       N/A       4.88         -28.03    -0.77      N/A       N/A      5.54
  International Growth 3
AST DeAM International Equity 3    -38.92    -6.44     -1.58      N/A       1.22         -32.92    -4.57     -0.74      N/A      1.50
AST MFS Global Equity 3            -16.90     N/A       N/A       N/A       -7.02        -10.90     N/A       N/A       N/A      -4.58
AST PBHG Small-Cap Growth 3        -13.44     2.83      3.40      N/A       8.74         -7.44      4.38      4.09      N/A      8.92
AST DeAM Small-Cap Growth 3        -35.17     N/A       N/A       N/A       -6.99        -29.17     N/A       N/A       N/A      -5.10
AST Federated Aggressive Growth 3  -27.43     N/A       N/A       N/A      -30.09        -21.43     N/A       N/A       N/A     -24.73
AST Goldman Sachs Small-Cap         2.77     14.52      N/A       N/A       10.39         8.77     15.77      N/A       N/A      11.31
  Value 3
AST Gabelli Small-Cap Value 3       -0.13     6.88      N/A       N/A       6.89          5.87      8.32      N/A       N/A      7.49
AST Janus Mid-Cap Growth 3         -46.79     N/A       N/A       N/A      -48.53        -40.79     N/A       N/A       N/A     -43.11
AST NB Mid-Cap Growth 3            -32.56    -1.66      6.03      N/A       9.99         -26.56     0.03      6.66      N/A      10.17
AST NB Mid-Cap Value 3             -10.03     6.75      8.33      N/A       10.64        -4.03      8.19      8.90      N/A      10.81
AST Alger All-Cap Growth 3         -23.53     N/A       N/A       N/A      -29.49        -17.53     N/A       N/A       N/A     -25.35
AST Gabelli All-Cap Value 3         -9.19     N/A       N/A       N/A       -7.21        -3.19      N/A       N/A       N/A      -2.11
AST T. Rowe Price Natural           -6.34    15.37      6.59      N/A       10.96        -0.34     16.61      7.20      N/A      11.13
  Resources 3
AST Alliance Growth 3              -21.60    -3.28      5.83      N/A       6.94         -15.60    -1.53      6.46      N/A      7.32
AST MFS Growth 3                   -28.49     N/A       N/A       N/A      -11.79        -22.49     N/A       N/A       N/A      -9.20
AST Marsico Capital Growth 3       -28.52    -1.94      N/A       N/A       7.85         -22.52    -0.24      N/A       N/A      8.63
AST JanCap Growth 3                -38.38    -12.99     7.90      N/A       13.85        -32.38    -10.84     8.49      N/A      13.99
AST DeAM Large-Cap Value 3         -12.51     N/A       N/A       N/A      -12.00        -6.51      N/A       N/A       N/A      -6.85
AST Alliance/Bernstein Growth +      N/A      N/A       N/A       N/A       -9.47         N/A       N/A       N/A       N/A      -3.47
   Value 3
AST Sanford Bernstein Core           N/A      N/A       N/A       N/A       -5.30         N/A       N/A       N/A       N/A      0.70
   Value 3
AST Cohen & Steers Realty 3         -4.21     7.33      N/A       N/A       0.49          1.79      8.76      N/A       N/A      1.70
AST Sanford Bernstein Managed      -16.94    -2.95      N/A       N/A       4.02         -10.94    -1.21      N/A       N/A      5.12
  Index 500 3
AST American Century Income &      -15.38    -2.60      N/A       N/A       4.90         -9.38     -0.88      N/A       N/A      5.55
  Growth 3
AST Alliance Growth and Income 3    -7.51     4.21      9.49      N/A       12.21        -1.51      5.73     10.04      N/A      12.37
AST MFS Growth with Income 3       -22.34     N/A       N/A       N/A       -8.56        -16.34     N/A       N/A       N/A      -6.08
AST INVESCO Equity Income 3        -15.53    -0.43      6.65      N/A       10.16        -9.53      1.22      7.26      N/A      10.33
AST DeAM Global Allocation 3       -18.65    -2.08      4.61      N/A       7.39         -12.65    -0.37      5.27      N/A      7.59
AST American Century Strategic     -10.79    -0.99      N/A       N/A       5.96         -4.79      0.69      N/A       N/A      6.59
  Balanced 3
AST T. Rowe Price Asset            -11.78    -1.25      6.19      N/A       8.55         -5.78      0.43      6.81      N/A      8.74
   Allocation 3
AST T. Rowe Price Global Bond  3    -4.40    -4.97     -1.12      N/A       1.18          1.60     -3.16     -0.29      N/A      1.46
AST Federated High Yield 3          -6.89    -5.49     -0.39      N/A       3.21         -0.89     -3.66      0.41      N/A      3.46
---------------------------------- -------- --------- --------- --------- ---------- -- --------- --------- --------- -------- ----------

---------------------------------- -------- --------- --------- --------- ---------- -- --------- --------- --------- -------- ----------
                                      1        3         5         10     Inception        1         3         5         10    Inception
                                    Year     Years     Years     Years     to Date        Year     Years     Years    Years     to Date
---------------------------------- -------- --------- --------- --------- ---------- -- --------- --------- --------- -------- ----------
AST Lord Abbett Bond-Debenture 3    -4.03     N/A       N/A       N/A       -2.28         1.97      N/A       N/A       N/A      2.77
AST PIMCO Total Return Bond 3       1.74      3.68      5.90      N/A       6.70          7.74      5.21      6.53      N/A      6.90
AST PIMCO Limited Maturity          0.86      3.95      4.82      N/A       4.90          6.86      5.47      5.47      N/A      5.12
  Bond 3

MV Emerging Markets 3              -13.92     0.40     -9.53      N/A       -7.73        -7.92      2.03     -8.36      N/A      -6.97

WFVT Equity Value 3                -13.36    -3.95      N/A       N/A       -4.50        -7.36     -2.18      N/A       N/A      -2.99
WFVT Equity Income 3               -12.39     N/A       N/A       N/A       -5.16        -6.39      N/A       N/A       N/A      -0.09

Rydex Nova 3                       -30.37     N/A       N/A       N/A      -17.59        -24.37     N/A       N/A       N/A     -15.07
Rydex Ursa 3                        7.81      N/A       N/A       N/A       5.95         13.81      N/A       N/A       N/A      7.64
Rydex OTC 3                        -41.85     N/A       N/A       N/A      -16.35        -35.85     N/A       N/A       N/A     -13.89

INVESCO VIF Dynamics 3             -37.85     N/A       N/A       N/A       -6.83        -31.85     N/A       N/A       N/A      -4.39
INVESCO VIF Technology 3           -52.39     N/A       N/A       N/A      -19.39        -46.39     N/A       N/A       N/A     -16.51
INVESCO VIF Health Sciences 3      -19.49     N/A       N/A       N/A       9.37         -13.49     N/A       N/A       N/A      11.39
INVESCO VIF Financial Services 3   -16.81     N/A       N/A       N/A       8.95         -10.81     N/A       N/A       N/A      10.97
INVESCO VIF                        -60.48     N/A       N/A       N/A      -30.04        -54.48     N/A       N/A       N/A     -26.65
  Telecommunications 3

Evergreen VA Global Leaders 3      -20.32     N/A       N/A       N/A       -6.72        -14.32     N/A       N/A       N/A      -4.29
Evergreen VA Special Equity 3      -15.06     N/A       N/A       N/A       -2.03        -9.06      N/A       N/A       N/A      0.27
Evergreen VA Omega 3                 N/A      N/A       N/A       N/A      -15.46         N/A       N/A       N/A       N/A      -9.46

ProFund VP Europe 30 3             -30.90     N/A       N/A       N/A      -12.56        -24.90     N/A       N/A       N/A      -9.94
ProFund VP OTC 3                     N/A      N/A       N/A       N/A      -86.71         N/A       N/A       N/A       N/A     -80.71
ProFund VP UltraSmall-Cap 3        -14.56     N/A       N/A       N/A       -9.97        -8.56      N/A       N/A       N/A      -7.43
ProFund VP UltraOTC 3              -75.05     N/A       N/A       N/A      -58.70        -69.05     N/A       N/A       N/A     -52.66
ProFund VP Bear 3                    N/A      N/A       N/A       N/A      -67.41         N/A       N/A       N/A       N/A     -61.41
ProFund VP Bull Plus 3               N/A      N/A       N/A       N/A      -81.01         N/A       N/A       N/A       N/A     -75.01
ProFund VP Biotechnology 3           N/A      N/A       N/A       N/A      -78.01         N/A       N/A       N/A       N/A     -72.01
ProFund VP Energy 3                  N/A      N/A       N/A       N/A      -75.27         N/A       N/A       N/A       N/A     -69.27
ProFund VP Financial 3               N/A      N/A       N/A       N/A      -75.17         N/A       N/A       N/A       N/A     -69.17
ProFund VP Healthcare 3              N/A      N/A       N/A       N/A      -74.72         N/A       N/A       N/A       N/A     -68.72
ProFund VP Real Estate 3             N/A      N/A       N/A       N/A      -70.00         N/A       N/A       N/A       N/A     -64.00
ProFund VP Technology 3              N/A      N/A       N/A       N/A      -86.23         N/A       N/A       N/A       N/A     -80.23
ProFund VP Telecommunications 3      N/A      N/A       N/A       N/A      -82.27         N/A       N/A       N/A       N/A     -76.27
ProFund VP Utilities 3               N/A      N/A       N/A       N/A      -78.83         N/A       N/A       N/A       N/A     -72.83

First Trust(R)10 Uncommon Values 3  -42.30    N/A       N/A       N/A      -28.00        -36.30     N/A       N/A       N/A     -24.74

SP Jennison International Growth 3   N/A      N/A       N/A       N/A      -31.91         N/A       N/A       N/A       N/A     -25.91

---------------------------------- -------- --------- --------- --------- ---------- -- --------- --------- --------- -------- ----------

HOW THE UNIT PRICE IS DETERMINED

For each  Sub-account  the initial Unit Price was $10.00.  The Unit Price for each  subsequent  period is the net investment  factor for that  period,  multiplied  by the Unit Price for the  immediately  preceding  Valuation  Period.  The Unit Price for a Valuation
Period applies to each day in the period.  The net investment  factor is an index that measures the investment  performance  of, and charges assessed  against,  a Sub-account  from one Valuation  Period to the next. The net investment  factor for a Valuation Period is: (a) divided by (b), less (c) where:

a.       is the net result of:

1.       the net asset value per share of the Portfolio shares held by that  Sub-account at the end of the current  Valuation Period plus the per share  amount of any  dividend or capital  gain  distribution  declared  and unpaid  (accrued) by the
                  Portfolio; plus or minus

2.       any per share charge or credit  during the  Valuation  Period as a provision  for taxes  attributable  to the  operation or maintenance of that Sub-account.

b.       is the net result of:

1.       the net asset  value per share of the  Portfolio  shares held by that  Sub-account  at the end of the  preceding  Valuation
                  Period plus the per share  amount of any dividend or capital gain  distribution  declared and unpaid  (accrued) by the Portfolio; plus or minus

2.       any per share  charge or credit  during  the  preceding  Valuation  Period as a  provision  for taxes  attributable  to the operation or maintenance of that Sub-account.

c.       is the Insurance Charge deducted daily against the assets of the Separate Account.

We value the assets in each Sub-account at their fair market value in accordance with accepted  accounting  practices and applicable laws and regulations.  The net investment factor may be greater than, equal to, or less than one.

ADDITIONAL INFORMATION ON FIXED ALLOCATIONS

To the extent permitted by law, we reserve the right at any time to offer Guarantee Periods with durations that differ from those which were available when your Annuity was issued.  We also reserve the right at any time to stop accepting new allocations, transfers or renewals for a particular Guarantee Period.  Such an action may have an impact on the market value adjustment ("MVA").

We declare the rates of interest  applicable  during the various  Guarantee  Periods  offered.  Declared rates are effective  annual rates of interest.  The rate of interest  applicable to a Fixed  Allocation is the one in effect when its Guarantee  Period  begins.
The rate is guaranteed  throughout the Guarantee  Period.  We inform you of the interest rate applicable to a Fixed  Allocation,  as well as its Maturity Date,  when we confirm the  allocation.  We declare  interest rates  applicable to new Fixed  Allocations  from time-to-time.  Any new Fixed  Allocation  in an existing  Annuity is credited  interest at a rate not less than the rate we are then crediting to Fixed Allocations for the same Guarantee Period selected by new Annuity purchasers in the same class.

The interest  rates we credit are subject to a minimum.  We may declare a higher  rate.  The minimum is based on both an index and a
                                                                                                                         -----
reduction to the interest rate determined according to the index.
---------

The  index is based on the  published  rate for  certificates  of  indebtedness  (bills,  notes or bonds,  depending  on the term of
     -----
indebtedness)  of the United  States  Treasury at the most recent  Treasury  auction held at least 30 days prior to the beginning of the applicable  Fixed  Allocation's  Guarantee  Period.  The term (length of time from issuance to maturity) of the  certificates of indebtedness  upon  which  the  index  is  based  is the  same as the  duration  of the  Guarantee  Period.  If no  certificates  of indebtedness  are available for such term,  the next shortest  term is used.  If the United  States  Treasury's  auction  program is discontinued,  we will  substitute  indexes which in our opinion are  comparable.  If required,  implementation  of such  substitute indexes  will be subject to  approval  by the SEC and the  Insurance  Department  of the  jurisdiction  in which  your  Annuity  was delivered.  (For Annuities  issued as certificates of  participation  in a group  contract,  it is our expectation  that approval of only the jurisdiction in which such group contract was delivered applies.)

The reduction used in determining the minimum interest rate is one and nine-tenths percent of interest (1.90%).
    ---------

Where required by the laws of a particular  jurisdiction,  a specific minimum interest rate,  compounded  yearly,  will apply should the index less the reduction be less than the specific minimum interest rate applicable to that jurisdiction.

WE MAY CHANGE THE  INTEREST  RATES WE CREDIT  NEW FIXED  ALLOCATIONS  AT ANY TIME.  Any such  change  does not have an impact on the rates applicable to Fixed  Allocations with Guarantee  Periods that began prior to such change.  However,  such a change will affect the MVA.

We have no specific  formula for  determining  the interest rates we declare.  Rates may differ between classes and between types of annuities we offer,  even for  guarantees of the same duration  starting at the same time. We expect our interest rate  declarations for Fixed  Allocations  to reflect the  returns  available  on the type of  investments  we make to support  the various  classes of annuities  supported by the assets in Separate Account D. However,  we may also take into  consideration  in determining  rates such factors  including,  but not limited to, the  durations  offered by the  annuities  supported  by the assets in Separate  Account D, regulatory  and tax  requirements,  the  liquidity  of the  secondary  markets  for the type of  investments  we make,  commissions, administrative  expenses,  investment  expenses,  our insurance risks in relation to Fixed Allocations,  general economic trends and competition.  OUR  MANAGEMENT  MAKES THE FINAL  DETERMINATION  AS TO INTEREST  RATES TO BE CREDITED.  WE CANNOT PREDICT THE RATES WE
WILL DECLARE IN THE FUTURE.

How We Calculate the Market Value Adjustment
--------------------------------------------
A MVA is used to  determine  the  Account  Value  of each  Fixed  Allocation.  The  formula  used to  determine  the MVA is  applied separately to each Fixed  Allocation.  Values and time  durations  used in the formula are as of the date the Account Value is being determined.  Current Rates and available Guarantee Periods may be found in the Prospectus.

The formula is:

                                                     [(1+I) / (1+J+0.0010)]N/12

                                                               where:

                  I is the interest rate being credited to the Fixed Allocation;

                  J is the interest rate (for your class of annuity) being credited to new Fixed  Allocations  with
                  Guarantee  Period  durations  equal to the number of years  (rounded to the next  higher  integer when  occurring  on  other  than  an  anniversary  of the  beginning  of the  Fixed  Allocation's
                  Guarantee Period) remaining in your Fixed Allocation Guarantee Period;

                  N is the number of months  (rounded to the next higher  integer  when  occurring  on other than a monthly  anniversary  of the  beginning of the  Guarantee  Period)  remaining  in such  Guarantee
                  Period.

The formula that applies if you surrender the Annuity pursuant to the free-look provision is [(1 + I)/(1 + J)]N/12.

No MVA applies in  determining a Fixed  Allocation's  Account Value on its Maturity  Date.  The formula may be changed if Additional
Amounts have been added to a Fixed Allocation.

Irrespective  of the above,  we apply  certain  formulas to  determine  "I" and "J" when we do not offer  Guarantee  Periods  with a duration equal to the Remaining Period.  These formulas are as follows:

1.       If we offer  Guarantee  Periods to your  class of  Annuities  with  durations  that are both  shorter  and longer  than the
         Remaining  Period,  we interpolate a rate for "J" between our then current  interest  rates for Guarantee  Periods with the next shortest and next longest durations then available for new Fixed Allocations for your class of Annuities .

2.       If we no longer offer  Guarantee  Periods to your class of Annuities  with  durations that are both longer and shorter than the  Remaining  Period,  we determine  rates for "J" and, for purposes of  determining  the MVA only,  for "I" based on the
         Moody's  Corporate  Bond Yield Average - Monthly  Average  Corporates  (the  "Average"),  as published by Moody's  Investor
         Services,  Inc.,  its  successor,  or an  equivalent  service  should such Average no longer be  published by Moody's.  For determining  I, we will use the  Average  published  on or  immediately  prior to the  start  of the  applicable  Guarantee
         Period.  For  determining  J, we will use the Average for the Remaining  Period  published on or  immediately  prior to the date the MVA is calculated.

No MVA applies in  determining a Fixed  Allocation's  Account Value on its Maturity  Date,  and,  where required by law, the 30 days prior to the Maturity Date. If we are not offering a Guarantee  Period with a duration  equal to the number of years  remaining in a
Fixed Allocation's Guarantee Period, we calculate a rate for "J" above using a specific formula.

Our Current  Rates are expected to be sensitive to interest rate  fluctuations,  thereby  making each MVA equally  sensitive to such changes.  There would be a downward  adjustment  when the  applicable  Current Rate plus 0.10  percent of interest  exceeds the rate credited to the Fixed  Allocation and an upward  adjustment  when the applicable  Current Rate is more than 0.10 percent of interest lower than the rate being credited to the Fixed Allocation.

We  reserve  the right,  from time to time,  to  determine  the MVA using an  interest  rate  lower  than the  Current  Rate for all transactions  applicable  to a class of Annuities.  We may do so at our sole  discretion.  This would benefit all such  Annuities if transactions to which the MVA applies occur while we use such lower interest rate.

GENERAL INFORMATION

Voting Rights
-------------
You have voting rights in relation to Account Value  maintained  in the  Sub-accounts.  You do not have voting rights in relation to
Account Value maintained in any Fixed Allocations or in relation to fixed or adjustable annuity payments.

We will vote shares of the Portfolios in which the Sub-accounts  invest in the manner directed by Owners.  Owners give  instructions equal to the number of shares represented by the Sub-account Units attributable to their Annuity.

We will vote the shares  attributable  to assets  held in the  Sub-accounts  solely for us rather  than on behalf of Owners,  or any share as to which we have not received  instructions,  in the same manner and  proportion  as the shares for which we have  received instructions.  We will do so separately for each  Sub-account  from various  classes of the Separate  Account that may invest in the same Portfolio.

The number of votes for a Portfolio  will be  determined  as of the record date for such  underlying  mutual  fund or  portfolio  as chosen by its board of trustees or board of  directors,  as  applicable.  We will  furnish  Owners with proper  forms and proxies to enable them to instruct us how to vote.

You may  instruct  us how to vote on the  following  matters:  (a)  changes  to the  board of  trustees  or board of  directors,  as applicable;  (b) changing the independent  accountant;  (c) any change in the fundamental  investment  policy;  (d) any other matter requiring  a vote of the  shareholders;  and (e)  approval  of changes to the  investment  advisory  agreement  or adoption of a new investment  advisory  agreement.  American  Skandia  Trust (the  "Trust") has  obtained an  exemption  from the SEC that permits its investment adviser,  American Skandia Investment Services,  Incorporated ("ASISI"),  subject to approval by the Board of Trustees of the Trust, to change  sub-advisors  for a Portfolio and to enter into new sub-advisory  agreements,  without  obtaining  shareholder approval of the changes.  This exemption (which is similar to exemptions  granted to other  investment  companies that are organized in a similar manner as the Trust) is intended to facilitate the efficient  supervision  and management of the  sub-advisors by ASISI and the  Trustees.  The Trust is  required,  under the terms of the  exemption,  to  provide  certain  information  to  shareholders following these types of changes.

With respect to approval of changes to the investment  advisory  agreement,  approval of a new investment  advisory agreement or any change in fundamental  investment policy, only Owners maintaining Account Value as of the record date in a Sub-account  investing in the applicable  underlying  mutual fund portfolio will instruct us how to vote on the matter,  pursuant to the  requirements of Rule
18f-2 under the Investment Company Act.

Modification
------------
We reserve the right to do any or all of the following:  (a) combine a Sub-account  with other  Sub-accounts;  (b) combine  Separate
Account B or a portion of it with other "unitized"  separate  accounts;  (c) terminate offering certain Guarantee Periods for new or renewing Fixed Allocations;  (d) combine Separate Account D with other  "non-unitized"  separate accounts;  (e) deregister  Separate
Account B under the Investment  Company Act; (f) operate Separate Account B as a management  investment company under the Investment
Company Act or in any other form  permitted by law;  (g) make  changes  required by any change in the  Securities  Act of 1933,  the
Exchange Act of 1934 or the  Investment  Company Act; (h) make changes that are necessary to maintain the tax status of your Annuity under the Code; (i) make changes  required by any change in other Federal or state laws relating to retirement  annuities or annuity contracts; and (j) discontinue offering any Sub-account at any time.

Also,  from time to time,  we may make  additional  Sub-accounts  available to you.  These  Sub-accounts  will invest in  underlying mutual funds or  portfolios  of  underlying  mutual  funds we believe to be suitable  for the Annuity.  We may or may not make a new
Sub-account  available to invest in any new portfolio of one of the current  underlying mutual funds should such a portfolio be made available to Separate Account B.

We may  eliminate  Sub-accounts,  combine  two or more  Sub-accounts  or  substitute  one or more  new  underlying  mutual  funds or portfolios for the one in which a Sub-account is invested.  Substitutions  may be necessary if we believe an underlying  mutual fund or  portfolio no longer suits the purpose of the  Annuity.  This may happen due to a change in laws or  regulations,  or a change in the investment  objectives or  restrictions  of an underlying  mutual fund or portfolio,  or because the  underlying  mutual fund or portfolio is no longer  available  for  investment,  or for some other  reason.  We would obtain prior  approval  from the insurance department  of our state of domicile,  if so required by law,  before  making such a  substitution,  deletion or  addition.  We also would  obtain  prior  approval  from the SEC so long as required  by law,  and any other  required  approvals  before  making such a substitution, deletion or addition.

We reserve the right to transfer  assets of Separate  Account B, which we determine to be associated  with the class of contracts to which your Annuity  belongs,  to another  "unitized"  separate  account.  We also  reserve the right to transfer  assets of Separate
Account D which we determine to be associated with the class of contracts to which your annuity belongs,  to another  "non-unitized"
separate  account.  We will  notify you (and/or any payee  during the payout  phase) of any  modification  to your  Annuity.  We may endorse your Annuity to reflect the change.

Deferral of Transactions
------------------------
We may defer any  distribution or transfer from a Fixed  Allocation or an annuity payment for a period not to exceed the lesser of 6 months or the period  permitted by law. If we defer a  distribution  or transfer from any Fixed  Allocation  or any annuity  payment for more than thirty days,  or less where  required by law, we pay interest at the minimum rate required by law but not less than 3%
or at  least  4% if  required  by your  contract,  per  year on the  amount  deferred.  We may  defer  payment  of  proceeds  of any distribution  from any  Sub-account or any transfer from a Sub-account  for a period not to exceed 7 calendar days from the date the transaction  is  effected.  Any  deferral  period  begins  on the date such  distribution  or  transfer  would  otherwise  have been transacted

There may be circumstances  where the NYSE is open,  however,  due to inclement  weather,  natural  disaster or other  circumstances beyond  our  control,  our  offices  may  be  closed  or  our  business  processing  capabilities  may be  restricted.  Under  those circumstances,  your Account Value may fluctuate  based on changes in the Unit Values,  but you may not be able to transfer  Account
Value, or make a purchase or redemption request.

The NYSE is closed on the following nationally  recognized  holidays:  New Year's Day, Martin Luther King, Jr. Day, Presidents' Day,
Good Friday,  Memorial Day,  Independence  Day,  Labor Day,  Thanksgiving,  and Christmas.  On those dates,  we will not process any financial transactions involving purchase or redemption orders.

American Skandia will also not process financial transactions involving purchase or redemption orders or transfers on any day that:
|X|      trading on the NYSE is restricted;
|X|      an emergency exists making redemption or valuation of securities held in the separate account impractical; or
|X|      the SEC, by order, permits the suspension or postponement for the protection of security holders.

Misstatement of Age or Sex
--------------------------
If there has been a misstatement  of the age and/or sex of any person upon whose life annuity  payments or the minimum death benefit are based, we make  adjustments to conform to the facts. As to annuity  payments:  (a) any  underpayments  by us will be remedied on the next payment  following  correction;  and (b) any  overpayments by us will be charged against future amounts payable by us under your Annuity.

Ending the Offer
----------------
We may limit or discontinue offering Annuities.  Existing Annuities will not be affected by any such action.

Annuitization

WHAT TYPES OF ANNUITY OPTIONS ARE AVAILABLE?

We currently make annuity options available that provide fixed annuity payments,  variable  payments or adjustable  payments.  Fixed options  provide the same amount with each  payment.  Variable  options  generally  provide a payment which may increase or decrease depending on the investment  performance of the Sub-accounts.  However,  currently,  we also make a variable payment option that has a guarantee  feature.  Adjustable  options  provide a fixed payment that is periodically  adjusted based on current  interest rates.
We do not guarantee to make all annuity payment options available in the future.

When you purchase an Annuity,  or at a later date,  you may choose an Annuity Date,  an annuity  option and the frequency of annuity payments.  You may change your  choices up to 30 days before the Annuity  Date.  A maximum  Annuity Date may be required by law. Any change to these  options  must be in  writing.  The  Annuity  Date may depend on the  annuity  option you  choose.  Certain  annuity options may not be available  depending on the age of the Annuitant.  You may not annuitize and receive annuity  payments within the first Annuity Year.

Certain of these annuity options may also be available to  Beneficiaries  who choose to receive the Annuity's Death Benefit proceeds as a series of payments instead of a lump sum payment.

Option 1
--------
Payments for Life:  Under this option,  income is payable  periodically  until the death of the "key life".  The "key life" (as used in this  section) is the person or persons  upon whose life annuity  payments are based.  No  additional  annuity  payments are made after the death of the key life.  Since no minimum  number of  payments is  guaranteed,  this  option  offers the largest  amount of periodic  payments of the life  contingent  annuity  options.  It is possible  that only one payment will be payable if the death of the key life occurs before the date the second  payment was due, and no other  payments nor death  benefits  would be payable.  This option is currently  available on a fixed or variable basis.  Under this option,  you cannot make a partial or full surrender of the annuity.

Option 2
--------
Payments Based on Joint Lives:  Under this option,  income is payable  periodically  during the joint lifetime of two key lives, and thereafter  during the remaining  lifetime of the survivor,  ceasing with the last payment prior to the survivor's death. No minimum number of payments is  guaranteed  under this option.  It is possible  that only one payment will be payable if the death of all the key lives  occurs  before the date the second  payment was due,  and no other  payments  or death  benefits  would be payable.  This option is currently  available on a fixed or variable basis.  Under this option,  you cannot make a partial or full surrender of the annuity.

Option 3
--------
Payments for Life with a Certain  Period:  Under this option,  income is payable  until the death of the key life.  However,  if the key life dies before the end of the period selected (5, 10 or 15 years),  the remaining  payments are paid to the Beneficiary  until the end of such period.  This option is  currently  available on a fixed or variable  basis.  If you elect to receive  payments on a variable basis under this option,  you can request  partial or full surrender of the annuity and receive its then current cash value
(if any) subject to our rules.

Option 4
--------
Fixed Payments for a Certain  Period:  Under this option,  income is payable  periodically  for a specified  number of years. If the payee dies before the end of the specified  number of years,  the remaining  payments are paid to the Beneficiary to the end of such period.  Note that under this option,  payments are not based on any  assumptions  of life  expectancy.  Therefore,  that portion of the Insurance  Charge assessed to cover the risk that key lives outlive our  expectations  provides no benefit to an Owner selecting this option.  Under this option, you cannot make a partial or full surrender of the annuity.

Option 5
--------
Variable  Payments for Life with a Cash Value:  Under this  option,  benefits  are payable  periodically  until the death of the key life.  Benefits may  increase or decrease  depending  on the  investment  performance  of the  Sub-accounts.  This option has a cash value that also varies with the  investment  performance  of the  Sub-account.  The cash value  provides a "cushion"  from  volatile investment  performance so that negative investment  performance does not automatically  result in a decrease in the annuity payment each month,  and positive  investment  performance does not  automatically  result in an increase in the annuity payment each month.
The cushion generally  "stabilizes"  monthly annuity payments.  Any cash value remaining on the death of the key life is paid to the
Beneficiary  in a lump sum or as periodic  payments.  Under this option,  you can request  partial or full  surrender of the annuity and receive its then current cash value (if any) subject to our rules.

Option 6
--------
Variable  Payments  for Life with a Cash Value and  Guarantee:  Under this  option,  benefits  are payable as described in Option 5;
except that,  while the key life is alive, the annuity payment will not be less than a guaranteed  amount,  which generally is equal
------
to the first annuity  payment.  We charge an additional  amount for this guarantee.  Under this option,  any cash value remaining on the death of the key life is paid to the  Beneficiary  in a lump sum or as periodic  payments.  Under this  option,  you can request partial or full surrender of the annuity and receive its then current cash value (if any) subject to our rules.

We may make additional annuity payment options available in the future.

WHEN ARE ANNUITY PAYMENTS MADE?

Each Annuity  Payment is payable  monthly on the Annuity  Payment Date. The initial annuity payment will be on a date of your choice of the 1st through the 28th day of the month.  The Annuity Payment Date may not be changed after the Annuity Date.

HOW ARE ANNUITY PAYMENTS CALCULATED?

Fixed Annuity Payments
If you choose to receive fixed annuity  payments,  you will receive equal  fixed-dollar  payments  throughout the period you select.
The amount of the fixed payment will vary  depending on the annuity  payment  option and payment  frequency  you select.  Generally, the first annuity payment is determined by multiplying  the Account Value upon the Annuity Date,  minus any state premium taxes that may apply,  by the factor  determined  from our table of annuity  rates.  The table of annuity  rates  differs  based on the type of annuity  chosen and the  frequency  of  payment  selected.  Our rates  will not be less than our  guaranteed  minimum  rates.  These guaranteed  minimum rates are derived from the 1983a  Individual  Annuity  Mortality  Table with an assumed  interest rate of 3% per annum.  Where  required by law or regulation,  such annuity table will have rates that do not differ  according to the gender of the key life.  Otherwise, the rates will differ according to the gender of the key life.

Variable Annuity Payments
We offer three different  types of variable  annuity payment  options.  The first annuity payment will be calculated  based upon the assumed  investment  return  ("AIR").  You select the AIR before we start to make  annuity  payments.  You will not receive  annuity payments  until you choose an AIR. The remaining  annuity  payments will  fluctuate  based on the  performance  of the  Sub-accounts relative to the AIR as well as other  factors  described  below.  The greater the AIR,  the  greater the first  annuity  payment.  A higher  AIR may result in  smaller  potential  growth in the  annuity  payments.  A lower AIR  results  in a lower  initial  annuity payment.  Within payment options 1-3, if the  Sub-accounts  you choose perform exactly the same as the AIR, then subsequent  annuity payments  will be the same as the  first  annuity  payment.  If the  Sub-accounts  you  choose  perform  better  than the AIR,  then subsequent  annuity  payments  will be higher  than the first.  If the  Sub-accounts  you choose  perform  worse than the AIR,  then subsequent  annuity  payments will be lower than the first.  Within payment option 5 and 6, the cash value for the Annuitant  (while alive) and a variable  period of time during which  annuity  payments  will be made whether or not the  Annuitant is still alive are adjusted based on the  performance of the  Sub-accounts  relative to the AIR;  however,  subsequent  annuity  payments do not always increase or decrease based on the performance of the Sub-accounts relative to the AIR.

         Options 1-3:
         Under Options 1, 2 and 3, annuity  payments are payable for the life of the  Annuitant,  for a Certain  Period,  or for the life of the Annuitant  and a Certain  Period.  Annuity  payments  terminate  when the Annuitant  dies,  the Certain  Period chosen ends, or upon the Inheritance Date if a lump sum death benefit is payable.

         Your  Account  Value on the Annuity Date will be used to purchase  Units.  We will  determine  the number of Units based on the Account Value reduced by any applicable  premium tax, the length of any Certain  Period,  the payment option  selected, and the Unit Value of the  Sub-accounts  you initially  selected on the Annuity Date.  The number of Units also will depend on the  Annuitant's  age and gender  (where  permitted by law) if Annuity  Payments are due for the life of the  Annuitant.
         Other than to fund  Annuity  Payments,  the  number of Units  allocated  to each  Sub-account  will not  change  unless you transfer among the Sub-accounts or make a withdrawal (if allowed).

         We calculate your Annuity  Payment Amount on each Monthly  Processing  Date by multiplying the number of Units scheduled to be redeemed under the Schedule of Units for each  Sub-account  and multiplying  them by the Unit Value of each  Sub-account on such date. This calculation is performed for each  Sub-account,  and the sum of the Sub-account  calculations will equal the amount of your Annuity Payment Amount.

         You can select one of three AIRs for these options: 3%, 5% or 7%.

         Options 5  & 6:
         Annuity  payment  Options 5 and 6 attempt to cushion the Annuity  Payment  Amount from the immediate  impact of Sub-account performance  through a "stabilization"  process.  This means that positive market  performance will not always increase the
         Annuity  Payment  Amount,  and negative  market  performance  will not always  decrease  the Annuity  Payment  Amount.  The stabilization  process  adjusts the length of the Inheritance  Period while  generally  maintaining a level Annuity Payment
         Amount.  When values  under the Annuity  exceed a trigger,  then an  Adjustment  is made to  increase  the Annuity  Payment
         Amount and decrease the Cash Value and the Inheritance Period.  Adjustments do not change the Income Base.

         KEY TERMS

         Adjustment is a change to the benefits that occur if, on an Annuity Payment Date, the Cash Value Trigger is exceeded.

         Annuity Date is the date you choose for annuity payments to commence.  A maximum Annuity Date may apply.

         Annuity  Factors are factors we apply to determine the Schedule of Units.  Annuity Factors  reflect  assumptions  regarding the costs we expect to bear in  guaranteeing  payments  for the lives of the  Annuitants  and will depend on the  Benchmark
         Rate, the Inheritance Period, the Annuitant's attained age and where permitted by law, gender.

         Annuity  Payment Date is the date each month  annuity  payments are payable.  This date is the same day of the month as the
         Annuity  Date which may be any date chosen by you between the 1st and the 28th day of the month.  The Annuity  Payment Date may not be changed on or after the Annuity Date.

         Benchmark  Rate is an assumed  rate of return used in  determining  the  Annuity  Factors  and the  Schedule of Units.  The
         Benchmark  Rate for Annuity  Option 5 is currently  4%. The  Benchmark  Rate for Annuity  Option 6 is currently  3%. We may use a different rate for different  classes of purchasers.  The Benchmark  Rate is set forth in the  supplemental  contract material which you receive upon annuitization.

         Cash Value Trigger is an amount we use to determine  whether an  Adjustment  must be made to your  Annuity's  annuitization values  following  the Annuity  Date.  The initial Cash Value  Trigger is a percentage  of the Account Value on the Annuity
         Date (generally 85% of such amount),  and is always equal to the Cash Value of the contract on the  Annuitization  Date. We reserve the right to change the Cash Value Trigger at any time.

         Income Base is the value of each allocation to a Sub-account,  plus any earnings and any adjustments  made based on whether the  Annuitant(s)  is alive  and/or  less any  losses,  distributions,  and  charges  thereon.  Income  Base is  determined separately  for each  Sub-account,  and then  totaled to  determine  the Income Base for your  Annuity.  The Income Base is always more than the Cash Value.

         Inheritance  Date is the date we receive,  at our office,  due proof  satisfactory to us of the  Annuitant's  death and all other  requirements that enable us to make payments for the benefit of a Beneficiary.  If there are joint  Annuitants,  the
         Inheritance Date refers to the death of the last surviving Annuitant.

         Inheritance  Period is a variable  period of time during which  annuity  payments  are due whether or not the  Annuitant is still alive.  The Inheritance Period is represented in months or partial months.

         Schedule of Units is a schedule for each  Sub-account  of how many Units are  expected to fund your annuity  payments as of each  Annuity  Payment  Date.  The  schedule  initially  is assigned on the Annuity Date and is based on the portion of the
         Account Value on the Annuity Date you allocate to a Sub-account,  the Benchmark  Rate, and Annuity  Factors.  Subsequently,
         the Schedule of Units is adjusted for transfers, Adjustments, or partial surrenders.

|X|      Stabilized Variable Payments (Option 5)
         ----------------------------
         This option provides  guaranteed  payments for life, a cash value for the Annuitant  (while alive) and a variable period of time during which  annuity  payments  will be made whether or not the  Annuitant is still alive.  We calculate  the initial
                                                                                                                             -------
         annuity  payment amount by multiplying  the number of units  scheduled to be redeemed under a schedule of units by the Unit
         Values  determined  on the Annuity  Date.  The  schedule of units is  established  for each  Sub-account  you choose on the
         Annuity  Date based on the  applicable  benchmark  rate,  meaning the AIR,  and the annuity  factors.  The annuity  factors reflect our assumptions  regarding the costs we expect to bear in guaranteeing  payments for the lives of the Annuitant and will depend on the benchmark  rate, the annuitant's  attained age and gender (where  permitted).  Unlike variable  payments
         (described  above)  where each  payment  can vary based on  Sub-account  performance,  this  payment  option  cushions  the immediate  impact of  Sub-account  performance  by adjusting the length of the time during which  annuity  payments will be made whether or not the  Annuitant  is alive while  generally  maintaining  a level  annuity  payment  amount.  Sub-account performance that exceeds a benchmark rate will generally  extend this time period,  while  Sub-account  performance that is less than a benchmark  rate will  generally  shorten the period.  If the period  reaches  zero and the  Annuitant  is still alive,  Annuity  Payments  continue,  however,  the annuity payment amount will vary depending on Sub-account  performance, similar to conventional variable payments.  The AIR for this option is 4%.

|X|      Stabilized Variable Payments with a Guaranteed Minimum (Option 6)
         ------------------------------------------------------
         This option provides  guaranteed  payments for life in the same manner as Stabilized  Variable Payments  (described above).
         In addition to the  stabilization  feature,  this option also  guarantees that variable  annuity  payments will not be less than the initial annuity payment amount regardless of Sub-account performance.  The AIR for this option is 3%.

The variable  annuity payment options are described in greater detail in a separate  prospectus which will be provided to you at the time you elect one of the variable annuity payment options.

Adjustable Annuity Payments
We may make an adjustable annuity payment option available.  Adjustable  annuity payments are calculated  similarly to fixed annuity payments except that on every fifth (5th) anniversary of receiving  annuity payments,  the annuity payment amount is adjusted upward or downward  depending on the rate we are currently  crediting to annuity  payments.  The  adjustment in the annuity  payment amount does not affect the duration of remaining annuity payments, only the amount of each payment.

         HOW ANNUITIZATION WORKS FOR OPTIONS 5 & 6:

         Initial Annuity Payment
         The initial  annuity  payment  amount is  calculated  based on the Schedule of Units  multiplied  by the Unit Values on the
         Annuity Date.  We calculate  this value upon  annuitization  and this is the amount  payable on the first  Annuity  Payment
         Date.

         Subsequent Annuity Payments
         The amount of subsequent  annuity  payments are  determined  one month in advance.  On the Annuity  Payment Date,  based on your current  allocations,  we calculate the  Inheritance  Period and the Cash Value.  We calculate these initial values as follows:

|X|      The  Inheritance  Period is first  reduced by one month  (because  one monthly  period has passed)  and then  increased  or
              -------------------
              decreased to reflect the difference  between the value of the Units to be redeemed to fund the stable annuity  payment amount  and the value of the Units in the  Schedule  of Units.  Generally,  if  Sub-account  performance  exceeds  the
              Benchmark  Rate, then the Inheritance  Period will decrease less than one month,  while if Sub-account  performance is less than the Benchmark  Rate,  the  Inheritance  Period will decrease more than one month.  Monthly  annuity  payment amounts are stabilized while the Inheritance Period absorbs the immediate impact of market volatility.

|X|      The Cash Value is determined based on the new Inheritance Period and the current Unit Values.
             ----------

         The next annuity  payment  amount on each Annuity  Payment  Date will depend on whether the  Inheritance  Period is greater than or equal to zero and whether the Cash Value Trigger has been exceeded.

         Inheritance Period Greater Than Zero
         Cash Value Trigger not exceeded
         If the Cash Value Trigger has not been  exceeded  then we do not make an  adjustment.  The next annuity  payment  amount is
                                       ---
         equal to the then current annuity payment amount.  The  Inheritance  Period and the Cash Value initially  calculated  above are established.  The stabilization process maintains a level annuity payment amount.

         Cash Value Trigger exceeded
         If the Cash Value  Trigger has been exceeded  then we make an  adjustment.  The Cash Value of the Annuity is adjusted to be equal to the Cash Value  Trigger and the  Inheritance  Period is  decreased.  The Schedule of Units is revised to reflect a higher  Annuity  Payment Amount to be paid on the next Annuity  Payment Date.  Adjustments do not change the Income Base of the Annuity.  The revised  annuity  payment amount  becomes the new stabilized  payment amount until there is an adjustment or the Inheritance Period becomes equal to zero.

         Inheritance Period Equal To Zero
         If the Inheritance  Period is equal to zero, the Annuity in the annuitization  phase does not have any Cash Value.  Annuity
         Payments will continue until the Inheritance Date;  however,  the annuity payment amount may fluctuate each Annuity Payment
         Date with changes in Unit Values.  The next annuity  payment amount is established  equal to the number of Units  scheduled to be paid under the Schedule of Units multiplied by the current Unit Values.

------------------------------------------------------------------------------------------------------------------------------------
         If you have selected  annuity  payment option 6, the Optional  Guarantee  Feature,  the annuity  payment amount will not be less than the initial guaranteed annuity payment amount.
------------------------------------------------------------------------------------------------------------------------------------

         Can I change the Cash Value Trigger?
         Unless you have  selected  annuity  payment  option 6, you can adjust the Cash  Value  Trigger to 25%,  50%,  or 75% of the original Cash Value Trigger on any Annuity Payment Date.

         Reducing  the Cash Value  Trigger  increases  the  likelihood  that your annuity  payment  amount will  increase.  However, reducing  the Cash Value  Trigger may also  result in using more Units to generate  the larger  monthly  payment.  This can also decrease the  Inheritance  Period more rapidly to support the higher  Annuity  Payment  Amount during  periods of poor market  performance,  which may effect the stability of future annuity  payments.  Any adjustment to the Cash Value Trigger is permanent  although you may  continue to decrease the trigger in the future to 25% of the original  Cash Value  Trigger.
         If you have selected Annuity Payment Option 6, the Cash Value Trigger is set as of the Issue Date, and may NOT be changed.

         Can you illustrate how annuity payments are made?
         Shown below are examples of annuity  payment option 5 under different  hypothetical  interest rate scenarios for a randomly chosen male and female aged 65 with a 4% Benchmark  Rate, and $50,000  Account Value on the Annuity Date.  These values are illustrative only and are hypothetical.

      ---------------------------------------------------------------------------------------------------------------------
                                                            Male Age 65, 4% Benchmark Rate,
                                                         $50,000 Account Value on Annuity Date
                             ----------------------------------------------------------------------------------------------
                                            Beginning Year 1                               Beginning Year 5
                             ----------------------------------------------------------------------------------------------
       Hypothetical Rate of    Annuity   Inheritance Income     Cash Value    Annuity   Inheritance Income Base Cash Value
              Return           Payment     Period       Base                  Payment     Period
                               Amount     (months)                            Amount     (months)
                0%              $ 278.96      211.32   $ 50,000    $ 42,500    $ 278.96      132.90    $ 34,857   $ 24,404
                4%                278.96      211.32     50,000      42,500      278.96      156.83      41,916     32,503
                6%                278.96      211.32     50,000      42,500      278.96      166.53      45,789     36,713
                8%                278.96      211.32     50,000      42,500      278.96      175.13      49,903     41,083
               10%                278.96      211.32     50,000      42,500      299.05      161.47      53,912     42,500
               12%                278.96      211.32     50,000      42,500      322.34      142.75      57,988     42,500

      ---------------------------------------------------------------------------------------------------------------------
       Hypothetical Rate of                Beginning Year 10                              Beginning Year 20
              Return
                             ----------------------------------------------------------------------------------------------
                               Annuity   Inheritance Income     Cash Value    Annuity   Inheritance Income Base Cash Value
                               Payment     Period       Base                  Payment     Period
                               Amount     (months)                            Amount     (months)
                0%              $ 175.01        0.00   $ 21,173         $ 0    $ 104.26        0.00     $ 8,332        $ 0
                4%                278.96       65.92     31,224      14,753      219.83        0.00      17,567          0
                6%                278.96      118.14     39,816      28,948      278.96       44.25      26,839     12,990
                8%                278.96      152.19     50,118      41,912      322.81      108.15      49,512     42,500
               10%                355.11      115.47     59,303      42,500      555.16       61.30      68,412     42,500
               12%                421.98       89.98     70,418      42,500      888.48       37.19     101,564     42,500
      ---------------------------------------------------------------------------------------------------------------------

      ---------------------------------------------------------------------------------------------------------------------
                                                           Female Age 65, 4% Benchmark Rate,
                                                         $50,000 Account Value of Annuity Date
                             ----------------------------------------------------------------------------------------------
                                            Beginning Year 1                               Beginning Year 5
                             ----------------------------------------------------------------------------------------------
       Hypothetical Rate of    Annuity   Inheritance Income     Cash Value    Annuity   Inheritance Income Base Cash Value
              Return           Payment     Period       Base                  Payment     Period
                               Amount     (months)                            Amount     (months)
                0%              $ 258.24      236.78   $ 50,000    $ 42,500    $ 258.24      144.79    $ 35,656   $ 24,173
                4%                258.24      236.78     50,000      42,500      258.24      179.86      42,775     33,347
                6%                258.24      236.78     50,000      42,500      258.24      193.11      46,680     37,896
                8%                258.24      236.78     50,000      42,500      258.54      204.14      50,826     42,500
               10%                258.24      236.78     50,000      42,500      279.62      178.24      54,810     42,500
               12%                258.24      236.78     50,000      42,500      296.48      158.15      59,069     42,500

      ---------------------------------------------------------------------------------------------------------------------
       Hypothetical Rate of                Beginning Year 10                              Beginning Year 20
              Return
                             ----------------------------------------------------------------------------------------------
                               Annuity   Inheritance Income     Cash Value    Annuity   Inheritance Income Base Cash Value
                               Payment     Period       Base                  Payment     Period
                               Amount     (months)                            Amount     (months)
                0%              $ 162.01        0.00   $ 22,625         $ 0     $ 96.51        0.00     $ 8,891        $ 0
                4%                258.24       76.04     32,961      15,506      203.50        0.00      18,747          0
                6%                258.24      147.89     41,792      32,064      258.24       74.90      29,798     19,391
                8%                278.90      166.58     51,796      42,500      327.20      114.71      50,840     42,500
               10%                335.80      125.86     61,417      42,500      544.61       65.36      72,073     42,500
               12%                390.12       98.61     73,317      42,500      841.11       40.11     107,597     42,500
      ---------------------------------------------------------------------------------------------------------------------

Below are examples of annuity payment option 6 under different  hypothetical  interest rate scenarios for a randomly chosen male and female aged 65 with a 3% Benchmark Rate, and a $50,000  Account Value on Annuity Date.  These values are  illustrative  only and are hypothetical.

      ---------------------------------------------------------------------------------------------------------------------
                                                            Male Age 65, 3% Benchmark Rate,
                                                         $50,000 Account Value on Annuity Date
                             ----------------------------------------------------------------------------------------------
                                            Beginning Year 1                               Beginning Year 5
                             ----------------------------------------------------------------------------------------------
       Hypothetical Rate of    Annuity   Inheritance Income     Cash Value    Annuity   Inheritance Income Base Cash Value
              Return           Payment     Period       Base                  Payment     Period
                               Amount     (months)                            Amount     (months)
                0%              $ 249.37      221.37   $ 50,000    $ 42,500    $ 249.37      148.67    $ 34,550   $ 25,151
                4%                249.37      221.37     50,000      42,500      249.37      167.89      41,435     32,509
                6%                249.37      221.37     50,000      42,500      249.37      175.80      45,210     36,410
                8%                249.37      221.37     50,000      42,500      249.37      182.87      49,219     40,492
               10%                249.37      221.37     50,000      42,500      264.57      173.21      53,211     42,500
               12%                249.37      221.37     50,000      42,500      287.28      153.60      57,176     42,500

      ---------------------------------------------------------------------------------------------------------------------
       Hypothetical Rate of                Beginning Year 10                              Beginning Year 20
              Return
                             ----------------------------------------------------------------------------------------------
                               Annuity   Inheritance Income     Cash Value    Annuity   Inheritance Income Base Cash Value
                               Payment     Period       Base                  Payment     Period
                               Amount     (months)                            Amount     (months)
                0%              $ 249.37        0.00   $ 20,319         $ 0    $ 249.37        0.00     $ 7,773        $ 0
                4%                249.37       82.08     30,483      16,461      249.37        0.00      16,400          0
                6%                249.37      124.93     38,634      28,285      249.37       44.13      25,015     11,687
                8%                249.37      154.02     48,349      39,902      249.37      121.50      47,150     41,888
               10%                309.45      126.69     57,540      42,500      469.02       69.38      64,353     42,500
               12%                370.41       99.14     68,044      42,500      757.89       42.21      94,439     42,500
      ---------------------------------------------------------------------------------------------------------------------

      ---------------------------------------------------------------------------------------------------------------------
                                                           Female Age 65, 3% Benchmark Rate,
                                                         $50,000 Account Value on Annuity Date
                             ----------------------------------------------------------------------------------------------
                                            Beginning Year 1                               Beginning Year 5
                             ----------------------------------------------------------------------------------------------
       Hypothetical Rate of    Annuity   Inheritance Income     Cash Value    Annuity   Inheritance Income Base Cash Value
              Return           Payment     Period       Base                  Payment     Period
                               Amount     (months)                            Amount     (months)
                0%              $ 228.98      248.47   $ 50,000    $ 42,500    $ 228.98      166.84    $ 35,323   $ 25,380
                4%                228.98      248.47     50,000      42,500      228.98      193.27      42,265     33,383
                6%                228.98      248.47     50,000      42,500      228.98      203.62      46,069     37,519
                8%                228.98      248.47     50,000      42,500      228.98      212.65      50,108     41,803
               10%                228.98      248.47     50,000      42,500      246.35      191.81      54,055     42,500
               12%                228.98      248.47     50,000      42,500      262.61      170.89      58,198     42,500

      ---------------------------------------------------------------------------------------------------------------------
       Hypothetical Rate of                Beginning Year 10                              Beginning Year 20
              Return
                             ----------------------------------------------------------------------------------------------
                               Annuity   Inheritance Income     Cash Value    Annuity   Inheritance Income Base Cash Value
                               Payment     Period       Base                  Payment     Period
                               Amount     (months)                            Amount     (months)
                0%              $ 228.98        0.00   $ 21,726         $ 0    $ 228.98        0.00     $ 8,275        $ 0
                4%                228.98       99.00     32,143      17,870      228.98        0.00      17,460          0
                6%                228.98      154.84     40,498      31,093      228.98       74.08      27,657     17,376
                8%                236.22      183.14     50,351      42,500      267.55      130.23      48,732     42,500
               10%                291.75      138.73     59,441      42,500      459.19       74.40      67,427     42,500
               12%                340.24      109.31     70,699      42,500      713.90       45.82      99,672     42,500
      ---------------------------------------------------------------------------------------------------------------------

WHAT HAPPENS WHEN THE ANNUITANT DIES?

As of the Inheritance  Date, if an Inheritance  Period exists and was never zero at any time between the death of the last surviving
Annuitant and the Inheritance  Date, we will make Annuity  Payments to the Beneficiary for the remainder of the Inheritance  Period.
As an  alternative,  a lump sum can be paid to the  Beneficiary.  There is no guarantee  that there will be any  Inheritance  Period after the date of death,  which means there may be no amount due for the  Beneficiary.  If there is no Inheritance  Period as of the
Inheritance Date, the Annuity terminates.

For  Payment  Options 1, 2 and 3 if the  Annuitant  dies before the Annuity  Date,  the Annuity  will end and the Cash Value will be payable as settlement to the Beneficiary(s) after we have received all of our requirements to make settlement.

If the Annuity is used in connection with a tax qualified  retirement plan or qualified contract  (including  individual  retirement annuities),  the beneficiary may only be entitled to a lump sum distribution after the death of the last surviving  Annuitant or the period over which Annuity Payments can be paid may be shortened.

WHEN DO ANNUITY PAYMENTS FOR A BENEFICIARY START?

If annuity  payments are to be paid to a Beneficiary,  annuity  payments will begin as of the next Annuity Payment Date, or the Cash
Value  can then be paid.  No  amounts  are  payable  to a  Beneficiary  until the death of the last  surviving  Annuitant.  Evidence satisfactory to us of the death of all Annuitants must be provided before any amount becomes payable to a Beneficiary.

INDEPENDENT AUDITORS

The consolidated  financial  statements of American  Skandia Life Assurance  Corporation at December 31, 2001 and 2000, and for each of the years three years in the period ended  December 31, 2001,  and the financial  statements of American  Skandia Life  Assurance
Corporation  Variable  Account B - Class 3 (AS Impact) at December  31,  2001 and for the years  ended  December  31, 2001 and 2000, appearing in this Prospectus and Registration  Statement have been audited by Ernst & Young LLP, independent  auditors, as set forth in their reports  thereon  appearing  elsewhere  herein,  and are included in reliance upon such reports given upon the authority of such firm as experts in accounting and auditing.

LEGAL EXPERTS

Counsel  for  American  Skandia  Life  Assurance  Corporation  has passed on the legal  matters  with  respect  to Federal  laws and regulations applicable to the issue and sale of the Annuities and with respect to Connecticut law.

FINANCIAL STATEMENTS
American Skandia Life Assurance Corporation(CLASS 3 SUB-ACCOUNTS - AS Impact)

The statements  which follow in Appendix A are those of American  Skandia Life  Assurance  Corporation  Variable  Account B (Class 3
Sub-accounts  - AS  Impact)  as of  December  31,  2001 and for the  periods  ended  December  31,  2001 and  2000.  There are other
Sub-accounts included in Variable Account B that are not available in the product described in the applicable prospectus.

To the extent and only to the extent that any statement in a document  incorporated  by reference  into this Statement of Additional
Information  is modified or superseded  by a statement in this  Statement of Additional  Information  or in a later-filed  document, such statement is hereby deemed so modified or superseded and not part of this Statement of Additional Information.

We furnish you  without  charge a copy of any or all the  documents  incorporated  by  reference  in this  Statement  of  Additional
Information,  including  any exhibits to such  documents  which have been  specifically  incorporated  by  reference.  We do so upon receipt of your  written or oral  request.  Please  address your request to American  Skandia - Variable  Annuities,  P.O. Box 7040,
Bridgeport,  Connecticut  06601-7040.  Our phone number is  1-800-752-6342.  You may also forward such a request  electronically  to our Customer Service Department at customerservice@skandia.com.

                         APPENDIX A - Financial Statements for American Skandia Life Assurance Corporation
                                       Variable Account B (Class 3 Sub-accounts - AS Impact)

                                          Report of Independent Auditors

To the Contractowners of
    American Skandia Life Assurance Corporation
    Variable Account B - Class 3 AS Impact and the
    Board of Directors and Shareholder of
    American Skandia Life Assurance Corporation

We have  audited the  accompanying  statement  of assets,  liabilities  and  contractowners'  equity of the seventy sub-accounts of American Skandia Life Assurance  Corporation  Variable  Account B - Class 3 AS Impact,  referred to in Note 1, as of December  31,  2001,  and the related  statement of  operations  for the year then ended,  and the statements  of  changes  in net  assets  for each of the two  years  in the  period  then  ended.  These  financial statements are the  responsibility  of the Company's  management.  Our  responsibility  is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance  with  auditing  standards  generally  accepted in the United  States.  Those standards  require that we plan and perform the audit to obtain  reasonable  assurance  about whether the financial statements are free of material  misstatement.  An audit includes examining,  on a test basis,  evidence supporting the  amounts  and  disclosures  in the  financial  statements.  An audit also  includes  assessing  the  accounting principles  used and  significant  estimates  made by  management,  as well as  evaluating  the  overall  financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our  opinion,  the  financial  statements  referred to above  present  fairly,  in all  material  respects,  the financial position of the seventy  sub-accounts of American Skandia Life Assurance  Corporation  Variable Account B
- Class 3 AS Impact,  referred to in Note 1, at December 31,  2001,  the results of their  operations  for the year then ended,  and changes in their net assets for each of the two years in the period then ended in conformity  with accounting principles generally accepted in the United States.

                                                                                /s/ Ernst & Young LLP

Hartford, Connecticut
February 2, 2002

AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
VARIABLE ACCOUNT B - CLASS 3 AS IMPACT
STATEMENT OF ASSETS, LIABILITIES, AND CONTRACTOWNER'S EQUITY
AS OF DECEMBER 31, 2001

-------------------------------------------------------------------------------------------------------------------    ----------------------------------------------------------------------------------------------

                                        ASSETS                                                                                                LIABILITIES

Investment in mutual funds at market value ( Note 2 ):
      American Skandia Trust ( AST ):                                                                                  Payable to American Skandia Trust                                                   $ 265,720
            AIM Balanced Portfolio - 636,353 shares ( cost $8,567,810)                                 $ 7,292,602     Payable to Evergreen Funds                                                             10,428
            Alger All-Cap Growth Portfolio - 5,298,017 shares ( cost $34,529,602)                       30,198,697     Payable to Nike Funds                                                                   6,856
            Alliance/Bernstein Growth & Value Portfolio - 41,317 shares ( cost $384,753)                   401,544     Payable to ProFunds                                                                    88,557
            Alliance Growth Portfolio - 717,253 shares ( cost $6,927,971)                                7,014,732     Payable to Prudential Funds                                                                11
                                                                                                                                                                                                       --------------
            Alliance Growth & Income Portfolio - 1,694,062 shares ( cost $33,446,207)                   31,678,954                               Total Liabilities                                           371,571
                                                                                                                                                                                                       --------------
            American Century Income & Growth Portfolio - 748,444 shares ( cost $9,723,766)               8,861,582
            American Century International Growth I Portfolio - 1,542,463 shares ( cost $20,659,330)    18,771,779
            American Century Strategic Balanced Portfolio - 286,743 shares ( cost $3,817,638)            3,618,702
            Cohen & Steers Real Estate Portfolio - 470,812 shares ( cost $4,663,553)                     4,759,912
            DeAm Small-Cap Growth Portfolio - 1,662,416 shares ( cost $15,657,152)                      11,686,782
            Federated Aggressive Growth Portfolio - 192,981 shares ( cost $1,321,398)                    1,393,285
            Federated High Yield Portfolio - 1,378,915 shares ( cost $12,435,590)                       12,203,396
            Founders Passport Portfolio - 347,633 shares ( cost $5,411,252)                              3,510,998
            Gabelli All-Cap Value Portfolio - 743,922 shares ( cost $7,433,064)                          7,335,072
            Gabelli Small-Cap Value Portfolio - 1,082,238 shares ( cost $13,887,559)                    14,144,854                             NET ASSETS
            Goldman Sachs Small-Cap Value Portfolio - 953,567 shares ( cost $13,595,791)                14,827,972                                                                              Unit
            INVESCO Equity Income Portfolio - 2,455,120 shares ( cost $41,644,721)                      38,275,315     Contractowners' Equity                                        Units     Value
                                                                                                                       ----------------------                                        -----     -----
            JanCap Growth Portfolio - 2,081,451 shares ( cost $93,902,578)                              49,892,391
            Janus Mid-Cap Growth Portfolio - 408,790 shares ( cost $2,002,900)                           1,622,852            AST - AIM Balanced                                      446,661    16.33     7,292,602
            Janus Overseas Growth Portfolio - 1,355,360 shares ( cost $25,078,905)                      14,082,192            AST - Alger All-Cap Growth                            5,405,532     5.59    30,198,697
            Janus Strategic Value Portfolio - 197,429 shares ( cost $1,831,136)                          1,836,037            AST - Alliance/Bernstein Growth & Value                  41,590     9.65       401,544
            Kinetics Internet Portfolio - 5,789 shares ( cost $49,408)                                      48,429            AST - Alliance Growth                                   469,103    14.95     7,014,732
            Lord Abbett Bond Debenture Portfolio - 158,433 shares ( cost $1,639,829)                     1,655,579            AST - Alliance Growth & Income                        1,452,489    21.81    31,678,954
            Marsico Capital Growth Portfolio - 2,022,803 shares ( cost $36,344,325)                     28,076,502            AST - American Century Income & Growth                  675,456    13.12     8,861,582
            MFS Global Equity Portfolio - 167,021 shares ( cost $1,520,139)                              1,538,219            AST - American Century International Growth I         1,431,975    13.11    18,771,779
            MFS Growth Portfolio - 1,769,581 shares ( cost $17,200,575)                                 14,634,438            AST - American Century Strategic Balanced               262,735    13.77     3,618,702
            MFS Growth with Income Portfolio - 376,044 shares ( cost $3,758,573)                         3,342,935            AST - Cohen & Steers Real Estate                        444,471    10.71     4,759,912
            Money Market Portfolio - 50,696,296 shares ( cost $50,696,296)                              50,696,296            AST - DeAm Small-Cap Growth                           1,365,419     8.56    11,686,782
            Neuberger & Berman Midcap Growth Portfolio - 677,772 shares ( cost $10,816,129)              9,251,581            AST - Federated Aggressive Growth                       195,188     7.14     1,393,285
            Neuberger & Berman Midcap Value Portfolio - 1,271,963 shares ( cost $19,137,267)            19,600,952            AST - Federated High Yield                              970,842    12.57    12,203,396
            PBHG Small-Cap Growth Portfolio - 1,158,007 shares ( cost $30,759,444)                      18,377,564            AST - Founders Passport                                 317,231    11.07     3,510,998
            PIMCO Limited Maturity Bond Portfolio - 1,188,540 shares ( cost $13,101,485)                13,430,505            AST - Gabelli All-Cap Value                             752,090     9.75     7,335,072
            PIMCO Total Return Bond Portfolio - 2,816,783 shares ( cost $31,830,670)                    33,604,216            AST - Gabelli Small-Cap Value                           984,425    14.37    14,144,854
            Sanford Bernstein Core Value Portfolio - 48,991 shares ( cost $480,471)                        496,702            AST - Goldman Sachs Small-Cap Value                     965,237    15.36    14,827,972
            Sanford Bernstein Managed Index 500 Portfolio - 1,209,345 shares ( cost $14,949,607)        13,472,101            AST - INVESCO Equity Income                           1,982,238    19.31    38,275,315
            Scudder Japan Portfolio - 34,930 shares ( cost $176,719)                                       179,490            AST - JanCap Growth                                   2,078,702    24.00    49,892,391
            Strong International Equity Portfolio - 610,731 shares ( cost $10,566,634)                   9,203,712            AST - Janus Mid-Cap Growth                              415,439     3.91     1,622,852
            T. Rowe Price Asset Allocation Portfolio - 271,847 shares ( cost $4,708,677)                 4,091,290            AST - Janus Overseas Growth                           1,019,552    13.81    14,082,192
            T. Rowe Price Global Bond Portfolio - 213,616 shares ( cost $1,983,922)                      2,061,342            AST - Janus Strategic Value                             199,691     9.19     1,836,037
            T. Rowe Price Natural Resources Portfolio - 189,431 shares ( cost $2,890,651)                2,864,114            AST - Kinetics Internet                                   5,849     8.28        48,429
      Evergreen Funds:                                                                                                        AST - Lord Abbett Bond Debenture                        160,207    10.33     1,655,579
            VA Global Leaders Fund - 13,321 shares ( cost $176,515)                                        165,226            AST - Marsico Capital Growth                          2,009,732    13.97    28,076,502
            VA Omega Fund - 10,813 shares ( cost $149,980)                                                 156,319            AST - MFS Global Equity                                 170,463     9.02     1,538,219
            VA Special Equity Fund - 93,539 shares ( cost $862,881)                                        911,981            AST - MFS Growth                                      1,808,873     8.09    14,634,438
      INVESCO Variable Investmtent Funds ( INVESCO ):                                                                         AST - MFS Growth with Income                            383,575     8.72   $ 3,342,935
            VIF Dynamics Fund - 471,353 shares ( cost $6,759,540)                                      $ 5,910,767            AST - Money Market                                    3,909,424    12.97    50,696,296
            VIF Financial Services Fund - 277,557 shares ( cost $3,593,851)                              3,447,160            AST - Neuberger & Berman Midcap Growth                  484,035    19.11     9,251,581
            VIF Health Sciences Fund - 270,279 shares ( cost $4,882,875)                                 4,919,084            AST - Neuberger & Berman Midcap Value                   986,517    19.87    19,600,952
            VIF Technology Fund - 210,699 shares ( cost $4,118,966)                                      3,238,347            AST - PBHG Small-Cap Growth                           1,037,083    17.72    18,377,564
            VIF Telecommunications Fund - 302,614 shares ( cost $3,487,057)                              1,685,513            AST - PIMCO Limited Maturity Bond                       960,311    13.99    13,430,505
      Montgomery Variable Series ( Montgomery ):                                                                              AST - PIMCO Total Return Bond                         2,148,369    15.64    33,604,216
            Emerging Markets Portfolio - 356,544 shares ( cost $2,641,135)                               2,574,180            AST - Sanford Bernstein Core Value                       49,315    10.07       496,702
      Nike:                                                                                                                   AST - Sanford Bernstein Managed Index 500             1,102,335    12.22    13,472,101
            First Trust 10 Uncommon Values Portfolio - 422,790 shares ( cost $2,792,247)                 2,283,004            AST - Scudder Japan                                      35,090     5.12       179,490
      ProFunds:                                                                                                               AST - Strong International Equity                       618,344    14.88     9,203,712
            VP Bear Fund - 21,320 shares ( cost $749,271)                                                  747,683            AST - T. Rowe Price Asset Allocation                    233,510    17.52     4,091,290
            VP Biotechnology Fund - 45,960 shares ( cost $1,200,251)                                     1,169,229            AST - T. Rowe Price Global Bond                         186,781    11.04     2,061,342
            VP Bull Plus Fund - 147,052 shares ( cost $3,185,172)                                        3,339,460            AST - T. Rowe Price Natural Resources                   141,406    20.25     2,864,114
            VP Energy Fund - 15,482 shares ( cost $463,692)                                                432,369            Evergreen - VA Global Leaders                            18,188     9.08       165,226
            VP Europe 30 Fund - 10,099 shares ( cost $245,145)                                             244,951            Evergreen - VA Omega                                     17,261     9.06       156,319
            VP Financial Fund - 1,473 shares ( cost $40,839)                                                41,268            Evergreen - VA Special Equity                            90,602    10.07       911,981
            VP Healthcare Fund - 7,203 shares ( cost $205,850)                                             204,732            INVESCO - VIF Dynamics                                  652,151     9.06     5,910,767
            VP OTC Fund - 125,973 shares ( cost $2,174,938)                                              2,208,234            INVESCO - VIF Financial Services                        273,859    12.59     3,447,160
            VP Real Estate Fund - 10,312 shares ( cost $331,629)                                           337,347            INVESCO - VIF Health Sciences                           387,581    12.69     4,919,084
            VP Technology Fund - 4,948 shares ( cost $89,964)                                               88,905            INVESCO - VIF Technology                                481,653     6.72     3,238,347
            VP Telecommunications Fund - 48 shares ( cost $1,025)                                              934            INVESCO - VIF Telecommunications                        333,483     5.05     1,685,513
            VP Ultra OTC Fund - 388,112 shares ( cost $2,098,443)                                        1,874,527            Montgomery Emerging Markets                             386,986     6.65     2,574,180
            VP Ultra Small-Cap Fund - 127,209 shares ( cost $3,015,799)                                  3,245,015            Nike - First Trust 10 Uncommon Values                   432,477     5.28     2,283,004
            VP Utilities Fund - 4,463 shares ( cost $117,727)                                              110,111            ProFunds - VP Bear                                       64,565    11.58       747,683
      Prudential Funds:                                                                                                       ProFunds - VP Biotechnology                             139,192     8.40     1,169,229
            SP Jennison International Growth - 53,121 shares ( cost $281,268)                              288,395            ProFunds - VP Bull Plus                                 445,333     7.50     3,339,460
      Rydex Inc.:                                                                                                             ProFunds - VP Energy                                     46,882     9.22       432,369
            Nova Fund - 163,134 shares ( cost $1,848,756)                                                1,414,332            ProFunds - VP Europe 30                                  30,831     7.94       244,951
            OTC Fund - 166,059 shares ( cost $3,946,192)                                                 2,457,597            ProFunds - VP Financial                                   4,460     9.25        41,268
            Ursa Fund - 14,994 shares ( cost $97,492)                                                       94,312            ProFunds - VP Healthcare                                 21,809     9.39       204,732
      Wells Fargo Variable Trust (WFVT):                                                                                      ProFunds - VP OTC                                       381,517     5.79     2,208,234
            Equity Income Portfolio - 12,506 shares ( cost $195,139)                                       194,019            ProFunds - VP Real Estate                                31,224    10.80       337,347
            Equity Value Portfolio - 112,853 shares ( cost $1,073,311)                                   1,017,932            ProFunds - VP Technology                                 14,984     5.93        88,905
                                                                                        ---------------------------
                          Total Invested Assets                                                        554,838,550            ProFunds - VP Telecommunications                            131     7.12           934
                                                                                                                              ProFunds - VP Ultra OTC                                 973,395     1.93     1,874,527
                                                                                                                              ProFunds - VP Ultra Small-Cap                           384,460     8.44     3,245,015
                                                                                                                              ProFunds - VP Utilities                                  13,506     8.15       110,111
                                                                                                                              Prudential - SP Jennison International Growth            38,917     7.41       288,395
                                                                                                                              Rydex - Nova                                            218,352     6.48     1,414,332
Receivable from American Skandia Life Assurance Corporation                                                313,335            Rydex - OTC                                             365,697     6.72     2,457,597
Receivable from INVESCO Funds                                                                               56,263            Rydex - Ursa                                              7,746    12.18        94,312
Receivable from Montgomery Funds                                                                             1,783            WFVT - Equity Income                                     12,172    15.94       194,019
Receivable from Rydex Funds                                                                                     77            WFVT - Equity Value                                     113,638     8.96     1,017,932
                                                                                                                                                                                                       --------------
Receivable from Wells Fargo Funds                                                                              113                               Total Contractowner's Equity      44,690,339            554,838,550
                                                                                        ---------------------------
                          Total Receivables                                                                371,571

                                                                                        ---------------------------                                                                                    --------------
                          Total Assets                                                               $ 555,210,121                               Total Liabilities & Contractowner's Equity            $ 555,210,121
                                                                                        ===========================                                                                                    ==============

-------------------------------------------------------------------------------------------------------------------    ----------------------------------------------------------------------------------------------
See Notes to Financial Statements.

AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
VARIABLE ACCOUNT B - CLASS 3 AS IMPACT
STATEMENT OF OPERATIONS
FOR THE PERIOD ENDED DECEMBER 31, 2001

---------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

                                                                                  -----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

                                                                                                                 AST - AIM           AST - Alger        AST - Alger           AST - Alger        AST - Alliance/Bernstein AST - Alliance   AST - Alliance      AST - American Century  AST - American Century  AST - American Century
                                                                                           Total                  Balanced         All-Cap Growth          Growth            Mid-Cap Growth         Growth & Value           Growth        Growth & Income       Income & Growth       International Growth I  International Growth II
                                                                                  ------------------------   -------------------   ----------------   -----------------  ----------------------  ----------------------   -------------   ------------------   ---------------------   ------------------------------------------------

INVESTMENT INCOME:
   Income
      Dividends                                                                               $ 8,227,951             $ 189,195                $ -             $ 9,485                     $ -                     $ -             $ -            $ 203,613               $ 125,065                $ 51,023                   $ 82,467
   Expenses
      Mortality and Expense Risk Charges and Administrative Fees (Note 6)                      (5,674,661)              (81,707)          (314,025)            (22,112)                (34,675)                   (829)        (58,466)            (289,882)               (114,723)               (137,068)                   (88,844)
                                                                                  ------------------------   -------------------   ----------------   -----------------  ----------------------  ----------------------   -------------   ------------------   ---------------------   ---------------------   ------------------------
NET INVESTMENT INCOME (LOSS)                                                                    2,553,289               107,488           (314,025)            (12,627)                (34,675)                   (829)        (58,466)             (86,269)                 10,342                 (86,045)                    (6,377)
                                                                                  ------------------------   -------------------   ----------------   -----------------  ----------------------  ----------------------   -------------   ------------------   ---------------------   ---------------------   ------------------------

REALIZED GAIN (LOSS) ON INVESTMENTS:
   Proceeds from Sales                                                                        368,956,992             2,033,670          5,698,931          15,654,581              24,059,089               1,162,494       4,533,581           10,064,743              11,050,590               8,934,600                 10,631,230
   Cost of Securities Sold                                                                    448,793,907             2,266,644         11,794,017          16,274,475              24,305,661               1,134,457       7,478,601           10,592,920              13,030,494              12,934,200                 19,768,650

                                                                                  ------------------------   -------------------   ----------------   -----------------  ----------------------  ----------------------   -------------   ------------------   ---------------------   ---------------------   ------------------------
       Net Gain (Loss)                                                                        (79,836,915)             (232,974)        (6,095,086)           (619,894)               (246,572)                 28,037      (2,945,020)            (528,177)             (1,979,904)             (3,999,600)                (9,137,420)
   Short-Term Capital Gain Distributions Received                                               5,772,609                     -                  -              73,283                  74,203                       -         927,897              567,554                       -                       -                          -
   Long-Term Capital Gain Distributions Received                                               18,934,437                     -                  -                   -                       -                       -         184,083            2,111,620                       -                 778,373                  3,157,684
                                                                                  ------------------------   -------------------   ----------------   -----------------  ----------------------  ----------------------   -------------   ------------------   ---------------------   ---------------------   ------------------------

NET REALIZED GAIN                                                                             (55,129,869)             (232,974)        (6,095,086)           (546,611)               (172,369)                 28,037      (1,833,040)           2,150,997              (1,979,904)             (3,221,227)                (5,979,736)
UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Beginning of Period                                                                        (65,189,328)             (370,153)        (5,575,054)           (766,792)               (555,240)                      -      (1,036,297)             776,470              (1,363,230)             (2,576,499)                (1,190,064)
   End of Period                                                                             (105,519,630)           (1,275,208)        (4,330,905)                  -                       -                  16,845          86,762           (1,767,251)               (862,185)             (1,887,551)                         -
                                                                                  ------------------------   -------------------   ----------------   -----------------  ----------------------  ----------------------   -------------   ------------------   ---------------------   ---------------------   ------------------------

NET UNREALIZED (LOSS)                                                                         (40,330,302)             (905,055)         1,244,149             766,792                 555,240                  16,845       1,123,059           (2,543,721)                501,045                 688,948                  1,190,064
                                                                                  ------------------------   -------------------   ----------------   -----------------  ----------------------  ----------------------   -------------   ------------------   ---------------------   ---------------------   ------------------------

NET (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                                      $ (92,906,882)         $ (1,030,541)      $ (5,164,962)          $ 207,554               $ 348,196                $ 44,053      $ (768,447)          $ (478,993)           $ (1,468,517)           $ (2,618,324)              $ (4,796,049)
                                                                                  ========================   ===================   ================   =================  ======================  ======================   =============   ==================   =====================   =====================   ========================

---------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
See Notes to Financial Statements.

AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
VARIABLE ACCOUNT B - CLASS 3 AS IMPACT
STATEMENT OF OPERATIONS
FOR THE PERIOD ENDED DECEMBER 31, 2001

---------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

                                                                               --------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

                                                                                  AST - American Century     AST - Cohen & Steers    AST - DeAm       AST - Federated       AST - Federated         AST - Founders        AST - Gabelli     AST - Gabelli      AST - Goldman Sachs        AST - INVESCO             AST - JanCap
                                                                                    Strategic Balanced          Real Estate         Small-Cap Growth  Aggressive Growth       High Yield               Passport            All-Cap Value   Small-Cap Value       Small-Cap Value          Equity Income                Growth
                                                                                  ------------------------   -------------------   ------------------------------------------------------------  ----------------------   ----------------------------------   ---------------------   ---------------------   ------------------------

INVESTMENT INCOME:
   Income
      Dividends                                                                                  $ 46,610             $ 111,998                $ -               $ 105             $ 1,216,660                     $ -         $ 1,044             $ 59,318                     $ -               $ 934,797                        $ -
   Expenses
      Mortality and Expense Risk Charges and Administrative Fees (Note 6)                         (28,743)              (38,854)          (125,366)             (5,686)               (128,138)                (46,428)        (39,370)            (123,384)               (104,105)               (443,193)                  (653,050)
                                                                                  ------------------------   -------------------   ----------------   -----------------  ----------------------  ----------------------   -------------   ------------------   ---------------------   ---------------------   ------------------------
NET INVESTMENT INCOME (LOSS)                                                                       17,867                73,144           (125,366)             (5,582)              1,088,522                 (46,428)        (38,326)             (64,066)               (104,105)                491,604                   (653,050)
                                                                                  ------------------------   -------------------   ----------------   -----------------  ----------------------  ----------------------   -------------   ------------------   ---------------------   ---------------------   ------------------------

REALIZED GAIN (LOSS) ON INVESTMENTS:
   Proceeds from Sales                                                                          1,104,327             2,686,061          6,315,900             763,051              12,576,393               2,408,401       1,447,181            5,214,086               3,792,544               8,418,069                 13,606,073
   Cost of Securities Sold                                                                      1,202,528             2,538,488         12,473,393             921,147              14,998,302               6,202,647       1,511,337            4,844,241               2,923,754               7,864,945                 16,793,751

                                                                                  ------------------------   -------------------   ----------------   -----------------  ----------------------  ----------------------   -------------   ------------------   ---------------------   ---------------------   ------------------------
       Net Gain (Loss)                                                                            (98,201)              147,573         (6,157,493)           (158,096)             (2,421,909)             (3,794,246)        (64,156)             369,845                 868,790                 553,124                 (3,187,678)
   Short-Term Capital Gain Distributions Received                                                  23,047                     -          1,320,462                   -                       -                       -           1,095               79,494                 137,686                       -                          -
   Long-Term Capital Gain Distributions Received                                                   37,030                     -            749,105                   -                       -                       -               -              526,491                 103,658                 422,254                          -
                                                                                  ------------------------   -------------------   ----------------   -----------------  ----------------------  ----------------------   -------------   ------------------   ---------------------   ---------------------   ------------------------

NET REALIZED GAIN                                                                                 (38,124)              147,573         (4,087,926)           (158,096)             (2,421,909)             (3,794,246)        (63,061)             975,830               1,110,134                 975,378                 (3,187,678)
UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Beginning of Period                                                                           (108,490)              311,477         (3,851,252)                  -              (1,585,773)             (3,804,660)          5,347              877,433               1,378,653               2,562,837                (22,024,527)
   End of Period                                                                                 (198,936)               96,359         (3,970,371)             71,927                (232,193)             (1,900,155)        (97,992)             257,296               1,232,181              (3,369,406)               (44,010,186)
                                                                                  ------------------------   -------------------   ----------------   -----------------  ----------------------  ----------------------   -------------   ------------------   ---------------------   ---------------------   ------------------------

NET UNREALIZED (LOSS)                                                                             (90,446)             (215,118)          (119,119)             71,927               1,353,580               1,904,505        (103,339)            (620,137)               (146,472)             (5,932,243)               (21,985,659)
                                                                                  ------------------------   -------------------   ----------------   -----------------  ----------------------  ----------------------   -------------   ------------------   ---------------------   ---------------------   ------------------------

NET (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                                         $ (110,703)              $ 5,599       $ (4,332,411)          $ (91,751)               $ 20,193            $ (1,936,169)     $ (204,726)           $ 291,627               $ 859,557            $ (4,465,261)             $ (25,826,387)
                                                                                  ========================   ===================   ================   =================  ======================  ======================   =============   ==================   =====================   =====================   ========================

---------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
See Notes to Financial Statements.

AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
VARIABLE ACCOUNT B - CLASS 3 AS IMPACT
STATEMENT OF OPERATIONS
FOR THE PERIOD ENDED DECEMBER 31, 2001

---------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

                                                                               --------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

                                                                                        AST - Janus             AST - Janus          AST - Janus       AST - Kinetics      AST - Lord Abbett         AST - Marsico         AST - MFS          AST - MFS             AST - MFS              AST - Money         AST - Neuberger & Berman
                                                                                      Mid-Cap Growth          Overseas Growth      Strategic Value        Internet          Bond Debenture          Capital Growth         Global Equity       Growth            Growth with Income           Market                Midcap Growth
                                                                                  ------------------------   -------------------   ----------------   -----------------  ----------------------  ----------------------   ----------------------------------   ---------------------------------------------   ------------------------

INVESTMENT INCOME:
   Income
      Dividends                                                                                   $ 1,130           $ 1,082,812              $ 247                 $ -                   $ 116                     $ -             $ -                $ 314                 $ 4,600             $ 1,529,778                  $ 163,153
   Expenses
      Mortality and Expense Risk Charges and Administrative Fees (Note 6)                         (14,998)             (192,220)           (11,829)               (430)                 (6,295)               (299,240)         (9,637)            (140,660)                (35,686)               (457,373)                   (93,205)
                                                                                  ------------------------   -------------------   ----------------   -----------------  ----------------------  ----------------------   -------------   ------------------   ---------------------   ---------------------   ------------------------
NET INVESTMENT INCOME (LOSS)                                                                      (13,868)              890,592            (11,582)               (430)                 (6,179)               (299,240)         (9,637)            (140,346)                (31,086)              1,072,405                     69,948
                                                                                  ------------------------   -------------------   ----------------   -----------------  ----------------------  ----------------------   -------------   ------------------   ---------------------   ---------------------   ------------------------

REALIZED GAIN (LOSS) ON INVESTMENTS:
   Proceeds from Sales                                                                          1,331,248             6,837,948            837,705              63,485                 890,958               7,207,077         839,452            2,894,803               1,811,433              69,084,401                  8,448,058
   Cost of Securities Sold                                                                      2,140,850             8,240,933            903,415              68,923                 894,829               7,649,886         948,253            3,715,996               1,925,192              69,084,401                 13,891,268

                                                                                  ------------------------   -------------------   ----------------   -----------------  ----------------------  ----------------------   -------------   ------------------   ---------------------   ---------------------   ------------------------
       Net Gain (Loss)                                                                           (809,602)           (1,402,985)           (65,710)             (5,438)                 (3,871)               (442,809)       (108,801)            (821,193)               (113,759)                      -                 (5,443,210)
   Short-Term Capital Gain Distributions Received                                                       -             1,650,617                  -                   -                      39                       -               -                    -                       -                       -                          -
   Long-Term Capital Gain Distributions Received                                                        -             3,519,991                  -                   -                       -                 644,644               -                    -                       -                       -                  1,272,318
                                                                                  ------------------------   -------------------   ----------------   -----------------  ----------------------  ----------------------   -------------   ------------------   ---------------------   ---------------------   ------------------------

NET REALIZED GAIN                                                                                (809,602)            3,767,623            (65,710)             (5,438)                 (3,832)                201,835        (108,801)            (821,193)               (113,759)                      -                 (4,170,892)
UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Beginning of Period                                                                           (327,901)             (487,429)               495              (5,447)                    549                (562,218)        (16,162)            (235,109)                 51,979                       -                 (2,602,477)
   End of Period                                                                                 (380,003)          (10,996,713)             4,951                (895)                 15,796              (8,267,822)         18,124           (2,566,137)               (415,547)                      -                 (1,564,546)
                                                                                  ------------------------   -------------------   ----------------   -----------------  ----------------------  ----------------------   -------------   ------------------   ---------------------   ---------------------   ------------------------

NET UNREALIZED (LOSS)                                                                             (52,102)          (10,509,284)             4,456               4,552                  15,247              (7,705,604)         34,286           (2,331,028)               (467,526)                      -                  1,037,931
                                                                                  ------------------------   -------------------   ----------------   -----------------  ----------------------  ----------------------   -------------   ------------------   ---------------------   ---------------------   ------------------------

NET (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                                         $ (875,572)         $ (5,851,069)         $ (72,836)           $ (1,316)                $ 5,236            $ (7,803,009)      $ (84,152)        $ (3,292,567)             $ (612,371)            $ 1,072,405               $ (3,063,013)
                                                                                  ========================   ===================   ================   =================  ======================  ======================   =============   ==================   =====================   =====================   ========================

---------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
See Notes to Financial Statements.

AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
VARIABLE ACCOUNT B - CLASS 3 AS IMPACT
STATEMENT OF OPERATIONS
FOR THE PERIOD ENDED DECEMBER 31, 2001

---------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

                                                                               --------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

                                                                                                                                     AST - PIMCO
                                                                                   AST - Neuberger & Berman      AST - PBHG            Limited          AST - PIMCO      AST - Sanford Bernstein AST - Sanford Bernstein   AST - Scudder    AST - Strong       AST - T. Rowe Price     AST - T. Rowe Price       AST - T. Rowe Price
                                                                                       Midcap Value           Small Cap Growth      Maturity Bond       Total Return          Core Value           Managed Index 500         Japan        International Equity   Asset Allocation          Global Bond            Natural Resources
                                                                                  ------------------------   -------------------   ----------------   -----------------  ----------------------  ----------------------   -------------   ------------------------------------------   ---------------------   ------------------------

INVESTMENT INCOME:
   Income
      Dividends                                                                                  $ 24,463                   $ -          $ 466,245         $ 1,174,130                     $ -               $ 115,377             $ -             $ 20,366               $ 129,884                     $ -                   $ 31,691
   Expenses
      Mortality and Expense Risk Charges and Administrative Fees (Note 6)                        (187,826)             (189,226)          (118,252)           (284,492)                 (1,611)               (132,222)         (1,765)            (113,582)                (43,762)                (19,970)                   (28,993)
                                                                                  ------------------------   -------------------   ----------------   -----------------  ----------------------  ----------------------   -------------   ------------------   ---------------------   ---------------------   ------------------------
NET INVESTMENT INCOME (LOSS)                                                                     (163,363)             (189,226)           347,993             889,638                  (1,611)                (16,845)         (1,765)             (93,216)                 86,122                 (19,970)                     2,698
                                                                                  ------------------------   -------------------   ----------------   -----------------  ----------------------  ----------------------   -------------   ------------------   ---------------------   ---------------------   ------------------------

REALIZED GAIN (LOSS) ON INVESTMENTS:
   Proceeds from Sales                                                                          7,820,296             4,759,484          7,740,270           7,277,289                  93,447               6,176,080       1,381,996            9,011,844               1,142,883                 974,714                  3,601,215
   Cost of Securities Sold                                                                      6,924,027             6,615,253          7,393,357           6,861,715                  96,674               7,338,345       1,437,051           14,196,907               1,203,915                 983,851                  3,502,931

                                                                                  ------------------------   -------------------   ----------------   -----------------  ----------------------  ----------------------   -------------   ------------------   ---------------------   ---------------------   ------------------------
       Net Gain (Loss)                                                                            896,269            (1,855,769)           346,913             415,574                  (3,227)             (1,162,265)        (55,055)          (5,185,063)                (61,032)                 (9,137)                    98,284
   Short-Term Capital Gain Distributions Received                                                 853,229                     -                  -                   -                       -                       -              75                    -                       -                       -                     61,610
   Long-Term Capital Gain Distributions Received                                                   99,977             3,259,713                  -                   -                       -                 140,135               -            1,345,030                 436,898                       -                    137,101
                                                                                  ------------------------   -------------------   ----------------   -----------------  ----------------------  ----------------------   -------------   ------------------   ---------------------   ---------------------   ------------------------

NET REALIZED GAIN                                                                               1,849,475             1,403,944            346,913             415,574                  (3,227)             (1,022,130)        (54,980)          (3,840,033)                375,866                  (9,137)                   296,995
UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Beginning of Period                                                                          2,965,727            (9,365,853)           313,512           1,106,405                       -                (991,734)             (3)          (2,265,257)                 89,783                  10,219                    305,343
   End of Period                                                                                  463,685           (12,381,880)           329,020           1,773,546                  16,298              (1,477,505)          2,823           (1,362,921)               (617,387)                 77,477                    (26,458)
                                                                                  ------------------------   -------------------   ----------------   -----------------  ----------------------  ----------------------   -------------   ------------------   ---------------------   ---------------------   ------------------------

NET UNREALIZED (LOSS)                                                                          (2,502,042)           (3,016,027)            15,508             667,141                  16,298                (485,771)          2,826              902,336                (707,170)                 67,258                   (331,801)
                                                                                  ------------------------   -------------------   ----------------   -----------------  ----------------------  ----------------------   -------------   ------------------   ---------------------   ---------------------   ------------------------

NET (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                                         $ (815,930)         $ (1,801,309)         $ 710,414         $ 1,972,353                $ 11,460            $ (1,524,746)      $ (53,919)        $ (3,030,913)             $ (245,182)               $ 38,151                  $ (32,108)
                                                                                  ========================   ===================   ================   =================  ======================  ======================   =============   ==================   =====================   =====================   ========================

---------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
See Notes to Financial Statements.

AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
VARIABLE ACCOUNT B - CLASS 3 AS IMPACT
STATEMENT OF OPERATIONS
FOR THE PERIOD ENDED DECEMBER 31, 2001

---------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

                                                                               --------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

                                                                                                                                                                                                                                                                    Montgomery          Nike - First Trust
                                                                                         Evergreen               Evergreen            Evergreen         INVESCO VIF           INVESCO VIF             INVESCO VIF         INVESCO VIF        INVESCO VIF             Emerging              10 Uncommon               ProFunds VP
                                                                                     VA Global Leaders            VA Omega         VA Special Equity      Dynamics        Financial Services        Health Sciences        Technology      Telecommunications        Markets                  Values                    Bear
                                                                                  ------------------------   -------------------   ------------------------------------  ----------------------  ----------------------   -------------   ------------------------------------------   ---------------------   ------------------------

INVESTMENT INCOME:
   Income
      Dividends                                                                                     $ 758                   $ -                $ -                 $ -                $ 11,362                $ 16,303             $ -                  $ -                     $ -                     $ -                        $ -
   Expenses
      Mortality and Expense Risk Charges and Administrative Fees (Note 6)                          (1,594)                 (348)            (4,906)            (49,621)                (41,503)                (41,956)        (38,311)             (31,770)                (24,915)                (15,534)                    (3,822)
                                                                                  ------------------------   -------------------   ----------------   -----------------  ----------------------  ----------------------   -------------   ------------------   ---------------------   ---------------------   ------------------------
NET INVESTMENT INCOME (LOSS)                                                                         (836)                 (348)            (4,906)            (49,621)                (30,141)                (25,653)        (38,311)             (31,770)                (24,915)                (15,534)                    (3,822)
                                                                                  ------------------------   -------------------   ----------------   -----------------  ----------------------  ----------------------   -------------   ------------------   ---------------------   ---------------------   ------------------------

REALIZED GAIN (LOSS) ON INVESTMENTS:
   Proceeds from Sales                                                                             77,599                   420            447,614           3,366,712               3,956,385               5,102,471       3,359,964            2,372,948               2,059,511                 767,433                  7,735,300
   Cost of Securities Sold                                                                         91,279                   448            509,446           5,373,525               4,061,645               5,554,713       7,464,233            5,420,375               3,034,082               1,324,185                  7,759,405

                                                                                  ------------------------   -------------------   ----------------   -----------------  ----------------------  ----------------------   -------------   ------------------   ---------------------   ---------------------   ------------------------
       Net Gain (Loss)                                                                            (13,680)                  (28)           (61,832)         (2,006,813)               (105,260)               (452,242)     (4,104,269)          (3,047,427)               (974,571)               (556,752)                   (24,105)
   Short-Term Capital Gain Distributions Received                                                       -                     -                  -                   -                   2,318                       -               -                    -                       -                       -                          -
   Long-Term Capital Gain Distributions Received                                                        -                     -                  -                   -                     773                       -               -                    -                       -                       -                          -
                                                                                  ------------------------   -------------------   ----------------   -----------------  ----------------------  ----------------------   -------------   ------------------   ---------------------   ---------------------   ------------------------

NET REALIZED GAIN                                                                                 (13,680)                  (28)           (61,832)         (2,006,813)               (102,169)               (452,242)     (4,104,269)          (3,047,427)               (974,571)               (556,752)                   (24,105)
UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Beginning of Period                                                                             (4,983)                    -            (31,709)           (928,753)                313,588                  93,205      (2,348,435)          (2,267,321)               (844,358)               (431,173)                         -
   End of Period                                                                                  (11,197)                6,373             49,125            (848,774)               (146,596)                 36,210        (880,528)          (1,801,497)                (66,884)               (509,180)                    (1,588)
                                                                                  ------------------------   -------------------   ----------------   -----------------  ----------------------  ----------------------   -------------   ------------------   ---------------------   ---------------------   ------------------------

NET UNREALIZED (LOSS)                                                                              (6,214)                6,373             80,834              79,979                (460,184)                (56,995)      1,467,907              465,824                 777,474                 (78,007)                    (1,588)
                                                                                  ------------------------   -------------------   ----------------   -----------------  ----------------------  ----------------------   -------------   ------------------   ---------------------   ---------------------   ------------------------

NET (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                                          $ (20,730)              $ 5,997           $ 14,096        $ (1,976,455)             $ (592,494)             $ (534,890)   $ (2,674,673)        $ (2,613,373)             $ (222,012)             $ (650,293)                 $ (29,515)
                                                                                  ========================   ===================   ================   =================  ======================  ======================   =============   ==================   =====================   =====================   ========================

---------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
See Notes to Financial Statements.

AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
VARIABLE ACCOUNT B - CLASS 3 AS IMPACT
STATEMENT OF OPERATIONS
FOR THE PERIOD ENDED DECEMBER 31, 2001

---------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

                                                                               --------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

                                                                                        ProFunds VP             ProFunds VP          ProFunds VP        ProFunds VP           ProFunds VP             ProFunds VP           ProFunds VP      ProFunds VP           ProFunds VP             ProFunds VP               ProFunds VP
                                                                                       Biotechnology             Bull Plus             Energy            Europe 30             Financial              Healthcare              OTC            Real Estate            Technology           Telecommunications           Ultra OTC
                                                                                  ------------------------   -------------------   ----------------   -----------------  ----------------------  ----------------------   -------------   ------------------   ---------------------   ------------------------------------------------

INVESTMENT INCOME:
   Income
      Dividends                                                                                       $ -                   $ -                $ -                 $ -                     $ -                     $ -             $ -                  $ -                     $ -                     $ -                        $ -
   Expenses
      Mortality and Expense Risk Charges and Administrative Fees (Note 6)                          (3,151)              (12,567)            (3,874)             (3,323)                   (646)                   (944)         (8,971)              (2,075)                   (742)                   (207)                   (20,972)
                                                                                  ------------------------   -------------------   ----------------   -----------------  ----------------------  ----------------------   -------------   ------------------   ---------------------   ---------------------   ------------------------
NET INVESTMENT INCOME (LOSS)                                                                       (3,151)              (12,567)            (3,874)             (3,323)                   (646)                   (944)         (8,971)              (2,075)                   (742)                   (207)                   (20,972)
                                                                                  ------------------------   -------------------   ----------------   -----------------  ----------------------  ----------------------   -------------   ------------------   ---------------------   ---------------------   ------------------------

REALIZED GAIN (LOSS) ON INVESTMENTS:
   Proceeds from Sales                                                                          2,296,573             2,942,721          1,024,764           1,998,283                 746,614                 814,195       3,393,780            1,142,573               1,388,657                 805,223                  2,793,672
   Cost of Securities Sold                                                                      2,305,811             3,282,452          1,139,709           2,122,066                 751,420                 827,313       3,599,144            1,133,085               1,398,137                 819,948                  8,985,217

                                                                                  ------------------------   -------------------   ----------------   -----------------  ----------------------  ----------------------   -------------   ------------------   ---------------------   ---------------------   ------------------------
       Net Gain (Loss)                                                                             (9,238)             (339,731)          (114,945)           (123,783)                 (4,806)                (13,118)       (205,364)               9,488                  (9,480)                (14,725)                (6,191,545)
   Short-Term Capital Gain Distributions Received                                                       -                     -                  -                   -                       -                       -               -                    -                       -                       -                          -
   Long-Term Capital Gain Distributions Received                                                        -                     -                  -                   -                       -                       -               -                    -                       -                       -                          -
                                                                                  ------------------------   -------------------   ----------------   -----------------  ----------------------  ----------------------   -------------   ------------------   ---------------------   ---------------------   ------------------------

NET REALIZED GAIN                                                                                  (9,238)             (339,731)          (114,945)           (123,783)                 (4,806)                (13,118)       (205,364)               9,488                  (9,480)                (14,725)                (6,191,545)
UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Beginning of Period                                                                                  -                     -                  -              (3,899)                      -                       -               -                    -                       -                       -                 (3,762,666)
   End of Period                                                                                  (31,022)              154,380            (31,267)               (150)                    430                  (1,057)         33,362                5,767                  (1,054)                      6                   (223,860)
                                                                                  ------------------------   -------------------   ----------------   -----------------  ----------------------  ----------------------   -------------   ------------------   ---------------------   ---------------------   ------------------------

NET UNREALIZED (LOSS)                                                                             (31,022)              154,380            (31,267)              3,749                     430                  (1,057)         33,362                5,767                  (1,054)                      6                  3,538,806
                                                                                  ------------------------   -------------------   ----------------   -----------------  ----------------------  ----------------------   -------------   ------------------   ---------------------   ---------------------   ------------------------

NET (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                                          $ (43,411)           $ (197,918)        $ (150,086)         $ (123,357)               $ (5,022)              $ (15,119)     $ (180,973)            $ 13,180               $ (11,276)              $ (14,926)              $ (2,673,711)
                                                                                  ========================   ===================   ================   =================  ======================  ======================   =============   ==================   =====================   =====================   ========================

---------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
See Notes to Financial Statements.

AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
VARIABLE ACCOUNT B - CLASS 3 AS IMPACT
STATEMENT OF OPERATIONS
FOR THE PERIOD ENDED DECEMBER 31, 2001

------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

                                                                               -----------------------------------------------------------------------------------------------------------------------------------------------------------------------------

                                                                                                                                     Prudential
                                                                                        ProFunds VP             ProFunds VP          SP Jennison           Rydex                 Rydex                   Rydex                WFVT              WFVT
                                                                                      Ultra Small Cap            Utilities          Int'l Growth            Nova                  OTC                    Ursa             Equity Income     Equity Value
                                                                                  ------------------------   -------------------   ----------------   -----------------  ----------------------  ----------------------   -------------   ------------------

INVESTMENT INCOME:
   Income
      Dividends                                                                                       $ -                   $ -                $ 0           $ 404,929                     $ -                $ 11,487         $ 1,551              $ 5,877
   Expenses
      Mortality and Expense Risk Charges and Administrative Fees (Note 6)                         (14,655)               (2,174)              (352)            (30,829)                (39,351)                 (1,321)         (1,579)             (10,727)
                                                                                  ------------------------   -------------------   ----------------   -----------------  ----------------------  ----------------------   -------------   ------------------
NET INVESTMENT INCOME (LOSS)                                                                      (14,655)               (2,174)              (352)            374,100                 (39,351)                 10,166             (28)              (4,850)
                                                                                  ------------------------   -------------------   ----------------   -----------------  ----------------------  ----------------------   -------------   ------------------

REALIZED GAIN (LOSS) ON INVESTMENTS:
   Proceeds from Sales                                                                          4,727,605             1,215,932          1,793,684           3,390,932               4,603,875                 621,917         472,654            1,155,300
   Cost of Securities Sold                                                                      5,040,597             1,284,711          1,782,889           4,857,684               8,711,090                 636,539         491,889            1,158,246

                                                                                  ------------------------   -------------------   ----------------   -----------------  ----------------------  ----------------------   -------------   ------------------
       Net Gain (Loss)                                                                           (312,992)              (68,779)            10,795          (1,466,752)             (4,107,215)                (14,622)        (19,235)              (2,946)
   Short-Term Capital Gain Distributions Received                                                       -                     -                  -                   -                       -                       -               -                    -
   Long-Term Capital Gain Distributions Received                                                        -                     -                  -                   -                       -                       -           7,559                    -
                                                                                  ------------------------   -------------------   ----------------   -----------------  ----------------------  ----------------------   -------------   ------------------

NET REALIZED GAIN                                                                                (312,992)              (68,779)            10,795          (1,466,752)             (4,107,215)                (14,622)        (11,676)              (2,946)
UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Beginning of Period                                                                             12,927                     -                  -            (514,052)             (3,570,582)                (20,092)          1,889               28,479
   End of Period                                                                                  229,308                (7,546)             7,177            (434,384)             (1,488,525)                 (3,177)         (1,041)             (55,378)
                                                                                  ------------------------   -------------------   ----------------   -----------------  ----------------------  ----------------------   -------------   ------------------

NET UNREALIZED (LOSS)                                                                             216,381                (7,546)             7,177              79,668               2,082,057                  16,915          (2,930)             (83,857)
                                                                                  ------------------------   -------------------   ----------------   -----------------  ----------------------  ----------------------   -------------   ------------------

NET (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                                         $ (111,266)            $ (78,499)          $ 17,620        $ (1,012,984)           $ (2,064,509)               $ 12,459       $ (14,634)           $ (91,653)
                                                                                  ========================   ===================   ================   =================  ======================  ======================   =============   ==================

------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
See Notes to Financial Statements.

AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
VARIABLE ACCOUNT B - CLASS 3 AS IMPACT
STATEMENTS OF CHANGES IN NET ASSETS

-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

                                                                                     AAF                              AAF                             AST - AIM                       AST - Alger                       AST - Alger                        AST - Alger
                                                     Total                          Growth                               Mid-Cap Growth               Balanced                              All-Cap Growth                 Growth                                Mid-Cap Growth
                                                 -----------------------------   -----------------------------   -------------------------------   -------------------------------   ------------------------------   --------------------------------   --------------------------------
                                                 -----------------------------   -----------------------------   -------------------------------   -------------------------------   ------------------------------   --------------------------------   --------------------------------
                                                  Year Ended     Year Ended       Year Ended    Jan. 1 thru       Year Ended     Jan. 1 thru         Year Ended      Year Ended        Year Ended     Year Ended         Jan.1 thru    * Nov. 11 thru      Jan.1 thru    * Nov. 11 thru
                                                 Dec. 31, 2001 Dec. 31, 2000     Dec. 31, 2001Nov. 11, 2000 **   Dec. 31, 2001 Nov. 11, 2000 **     Dec. 31, 2001  Dec. 31, 2000     Dec. 31, 2001  Dec. 31, 2001     Feb. 16, 2001 ** Dec. 31, 2000     Feb. 16, 2001 ** Dec. 31, 2000
                                                 -----------------------------   -----------------------------   -------------------------------   -------------------------------   ------------------------------   --------------------------------   --------------------------------
                                                 -----------------------------   -----------------------------   -------------------------------   -------------------------------   ------------------------------   --------------------------------   --------------------------------

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
     Net Investment Income (Loss)                  $ 2,553,289      $ 331,431             $ -      $ (162,636)             $ -       $ (199,610)         $ 107,488       $ 32,405        $ (314,025)     $ (89,814)          $ (12,627)     $ (20,983)         $ (34,675)      $ (31,496)
     Net Realized Gain (Loss)                      (55,129,869)    51,812,668               -       1,406,292                -        4,431,970           (232,974)       432,499        (6,095,086)      (144,412)           (546,611)        (3,327)          (172,369)        (71,275)
     Net Unrealized Gain (Loss) On Investments     (40,330,302)  (166,943,951)              -      (3,383,896)               -       (2,640,699)          (905,055)      (911,019)        1,244,149     (5,575,054)            766,792       (766,792)           555,240        (555,240)
                                                 -----------------------------   -----------------------------   -------------------------------   -------------------------------   ------------------------------   --------------------------------   --------------------------------
                                                 -----------------------------   -----------------------------   -------------------------------   -------------------------------   ------------------------------   --------------------------------   --------------------------------

     Net Increase (Decrease) In Net Assets Resulting
        From Operations                            (92,906,882)  (114,799,852)              -      (2,140,240)               -        1,591,661         (1,030,541)      (446,115)       (5,164,962)    (5,809,280)            207,554       (791,102)           348,196        (658,011)
                                                 -----------------------------   -----------------------------   -------------------------------   -------------------------------   ------------------------------   --------------------------------   --------------------------------
                                                 -----------------------------   -----------------------------   -------------------------------   -------------------------------   ------------------------------   --------------------------------   --------------------------------

CAPITAL SHARE TRANSACTIONS:
     Transfers of Annuity Fund Deposits            142,919,746    223,862,713               -       2,667,875                -        6,766,428          1,777,360      3,556,328         2,074,640      5,775,813              41,989        183,989             54,769         146,031
     Net Transfers Between Sub-accounts             (9,591,918)     5,333,258               -     (17,711,829)               -      (23,262,429)          (552,977)       423,012        24,759,274     10,931,963         (15,408,959)    16,124,867        (23,918,552)     24,454,334
     Surrenders                                    (52,659,559)   (33,548,879)              -      (1,020,540)               -       (1,283,159)          (472,041)      (394,605)       (2,095,175)      (273,575)           (224,374)      (133,963)          (148,507)       (278,260)
                                                 -----------------------------   -----------------------------   -------------------------------   -------------------------------   ------------------------------   --------------------------------   --------------------------------
                                                 -----------------------------   -----------------------------   -------------------------------   -------------------------------   ------------------------------   --------------------------------   --------------------------------

     Net Increase (Decrease) In Net Assets Resulting
        From Capital Share Transactions             80,668,269    195,647,092               -     (16,064,494)               -      (17,779,160)           752,342      3,584,735        24,738,739     16,434,201         (15,591,344)    16,174,893        (24,012,290)     24,322,105
                                                 -----------------------------   -----------------------------   -------------------------------   -------------------------------   ------------------------------   --------------------------------   --------------------------------
                                                 -----------------------------   -----------------------------   -------------------------------   -------------------------------   ------------------------------   --------------------------------   --------------------------------

TOTAL INCREASE (DECREASE) IN NET ASSETS            (12,238,613)    80,847,240               -     (18,204,734)               -      (16,187,499)          (278,199)     3,138,620        19,573,777     10,624,921         (15,383,790)    15,383,791        (23,664,094)     23,664,094
                                                 -----------------------------   -----------------------------   -------------------------------   -------------------------------   ------------------------------   --------------------------------   --------------------------------
                                                 -----------------------------   -----------------------------   -------------------------------   -------------------------------   ------------------------------   --------------------------------   --------------------------------

NET ASSETS:
     Beginning of Period                           567,077,163    486,229,923               -      18,204,734                -       16,187,499          7,570,802      4,432,182        10,624,921              -          15,383,791              -         23,664,094               -
                                                 -----------------------------   -----------------------------   -------------------------------   -------------------------------   ------------------------------   --------------------------------   --------------------------------
                                                 -----------------------------   -----------------------------   -------------------------------   -------------------------------   ------------------------------   --------------------------------   --------------------------------
     End of Period                               $ 554,838,550  $ 567,077,163             $ -             $ -              $ -              $ -        $ 7,292,602    $ 7,570,802      $ 30,198,697   $ 10,624,921                 $ 0   $ 15,383,791                $ 0    $ 23,664,094
                                                 =============================   =============================   ===============================   ===============================   ==============================   ================================   ================================
                                                 =============================   =============================   ===============================   ===============================   ==============================   ================================   ================================

------------------------------------------------------------------------------------------------------------------------------------------------   --------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------------------   --------------------------------------------------------------------------------------------------------------------------------------

See Notes to Financial Statements.

* Date Operations Commenced.

AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
VARIABLE ACCOUNT B - CLASS 3 AS IMPACT
STATEMENTS OF CHANGES IN NET ASSETS

-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

                                                   AST - Alliance Bernstein      AST - Alliance                  AST - Alliance                        AST - American Century           AST - American Century            AST - American Century             AST - American Century
                                                        Growth & Value              Growth                             Growth and Income                  Income & Growth                International Growth             International Growth II              Strategic Balanced
                                                 -----------------------------   -----------------------------   -------------------------------   -------------------------------   ------------------------------   --------------------------------   --------------------------------
                                                 -----------------------------   -----------------------------   -------------------------------   -------------------------------   ------------------------------   --------------------------------   --------------------------------
                                                 * May 1 thru    Year Ended       Year Ended    Year Ended        Year Ended      Year Ended         Year Ended      Year Ended        Year Ended     Year Ended        Jan. 1 thru      Year Ended        Year Ended      Year Ended
                                                 Dec. 31, 2001 Dec. 31, 2000     Dec. 31, 2001 Dec. 31, 2000     Dec. 31, 2001  Dec. 31, 2000       Dec. 31, 2001  Dec. 31, 2000     Dec. 31, 2001  Dec. 31, 2000     Sep. 24, 2001 ** Dec. 31, 2000      Dec. 31, 2001   Dec. 31, 2000
                                                 -----------------------------   -----------------------------   -------------------------------   -------------------------------   ------------------------------   --------------------------------   --------------------------------
                                                 -----------------------------   -----------------------------   -------------------------------   -------------------------------   ------------------------------   --------------------------------   --------------------------------

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
     Net Investment Income (Loss)                       $ (829)           $ -       $ (58,466)      $ (43,608)       $ (86,269)       $ (44,248)          $ 10,342      $ (71,737)        $ (86,045)    $ (109,898)           $ (6,377)    $ (127,641)          $ 17,867        $ 12,911
     Net Realized Gain (Loss)                           28,037              -      (1,833,040)        817,655        2,150,997        1,070,744         (1,979,904)       537,048        (3,221,227)       390,720          (5,979,736)     1,805,538            (38,124)        195,734
     Net Unrealized Gain (Loss) On Investments          16,845              -       1,123,059      (1,786,526)      (2,543,721)        (255,889)           501,045     (2,078,774)          688,948     (3,538,635)          1,190,064     (4,943,069)           (90,446)       (318,247)
                                                 -----------------------------   -----------------------------   -------------------------------   -------------------------------   ------------------------------   --------------------------------   --------------------------------
                                                 -----------------------------   -----------------------------   -------------------------------   -------------------------------   ------------------------------   --------------------------------   --------------------------------

     Net Increase (Decrease) In Net Assets Resulting
        From Operations                                 44,053              -        (768,447)     (1,012,479)        (478,993)         770,607         (1,468,517)    (1,613,463)       (2,618,324)    (3,257,813)         (4,796,049)    (3,265,172)          (110,703)       (109,602)
                                                 -----------------------------   -----------------------------   -------------------------------   -------------------------------   ------------------------------   --------------------------------   --------------------------------
                                                 -----------------------------   -----------------------------   -------------------------------   -------------------------------   ------------------------------   --------------------------------   --------------------------------

CAPITAL SHARE TRANSACTIONS:
     Transfers of Annuity Fund Deposits                 78,923              -       1,975,597       1,604,839        5,828,497        3,723,322          1,281,427      4,818,244         3,379,138      6,708,124             122,427      2,999,766            274,202         713,874
     Net Transfers Between Sub-accounts                288,782              -       1,092,333       1,430,974       10,244,553        5,083,625         (1,951,332)     1,889,023         1,252,931      9,369,748          (8,888,493)       788,877            916,079        (172,851)
     Surrenders                                        (10,214)             -        (329,913)       (117,961)      (4,941,124)        (640,617)        (1,995,844)      (417,713)        1,319,476       (173,604)         (1,081,849)    (1,387,003)           (81,142)       (253,739)
                                                 -----------------------------   -----------------------------   -------------------------------   -------------------------------   ------------------------------   --------------------------------   --------------------------------
                                                 -----------------------------   -----------------------------   -------------------------------   -------------------------------   ------------------------------   --------------------------------   --------------------------------

     Net Increase (Decrease) In Net Assets Resulting
        From Capital Share Transactions                357,491              -       2,738,017       2,917,852       11,131,926        8,166,330         (2,665,749)     6,289,553         5,951,545     15,904,268          (9,847,915)     2,401,640          1,109,139         287,284
                                                 -----------------------------   -----------------------------   -------------------------------   -------------------------------   ------------------------------   --------------------------------   --------------------------------
                                                 -----------------------------   -----------------------------   -------------------------------   -------------------------------   ------------------------------   --------------------------------   --------------------------------

TOTAL INCREASE (DECREASE) IN NET ASSETS                401,544              -       1,969,570       1,905,373       10,652,933        8,936,937         (4,134,266)     4,676,091         3,333,221     12,646,455         (14,643,964)      (863,532)           998,436         177,682
                                                 -----------------------------   -----------------------------   -------------------------------   -------------------------------   ------------------------------   --------------------------------   --------------------------------
                                                 -----------------------------   -----------------------------   -------------------------------   -------------------------------   ------------------------------   --------------------------------   --------------------------------

NET ASSETS:
     Beginning of Period                                     -              -       5,045,162       3,139,789       21,026,021       12,089,084         12,995,849      8,319,758        15,438,557      2,792,102          14,643,964     15,507,496          2,620,265       2,442,583
                                                 -----------------------------   -----------------------------   -------------------------------   -------------------------------   ------------------------------   --------------------------------   --------------------------------
                                                 -----------------------------   -----------------------------   -------------------------------   -------------------------------   ------------------------------   --------------------------------   --------------------------------
     End of Period                                   $ 401,544            $ -     $ 7,014,732     $ 5,045,162     $ 31,678,954     $ 21,026,021        $ 8,861,582   $ 12,995,849      $ 18,771,777   $ 15,438,557                $ (0)  $ 14,643,964        $ 3,618,702     $ 2,620,265
                                                 =============================   =============================   ===============================   ===============================   ==============================   ================================   ================================
                                                 =============================   =============================   ===============================   ===============================   ==============================   ================================   ================================

-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

See Notes to Financial Statements.

* Date Operations Commenced.

AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
VARIABLE ACCOUNT B - CLASS 3 AS IMPACT
STATEMENTS OF CHANGES IN NET ASSETS

-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

                                                     AST - Cohen & Steers         AST - DeAm                            AST - Federated            AST - Federated                   AST - Founders                    AST - Gabelli                      AST - Gabelli
                                                  Real Estate                          Small-Cap Growth                Aggressive Growth             High Yield                         Passport                       All-Cap Value                             Small-Cap Value
                                                 -----------------------------   -----------------------------   -------------------------------   -------------------------------   ------------------------------   --------------------------------   --------------------------------
                                                 -----------------------------   -----------------------------   -------------------------------   -------------------------------   ------------------------------   --------------------------------   --------------------------------
                                                  Year Ended     Year Ended       Year Ended    Year Ended        Year Ended    * Oct. 23 thru       Year Ended      Year Ended        Year Ended     Year Ended         Year Ended    * Oct. 23 thru      Year Ended      Year Ended
                                                 Dec. 31, 2001 Dec. 31, 2000     Dec. 31, 2001 Dec. 31, 1999     Dec. 31, 2001  Dec. 31, 2000       Dec. 31, 2001  Dec. 31, 2000     Dec. 31, 2001  Dec. 31, 2000      Dec. 31, 2001   Dec. 31, 2000      Dec. 31, 2001   Dec. 31, 2000
                                                 -----------------------------   -----------------------------   -------------------------------   -------------------------------   ------------------------------   --------------------------------   --------------------------------
                                                 -----------------------------   -----------------------------   -------------------------------   -------------------------------   ------------------------------   --------------------------------   --------------------------------

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
     Net Investment Income (Loss)                     $ 73,144       $ 43,600      $ (125,366)     $ (148,217)        $ (5,582)             $ -        $ 1,088,522    $ 1,228,337         $ (46,428)     $ (69,005)          $ (38,326)        $ (792)         $ (64,066)      $ (12,632)
     Net Realized Gain (Loss)                          147,573        355,181      (4,087,926)      2,833,853         (158,096)               -         (2,421,909)    (1,283,906)       (3,794,246)     2,384,926             (63,061)        (1,036)           975,830        (175,408)
     Net Unrealized Gain (Loss) On Investments        (215,118)       311,295        (119,119)     (7,231,980)          71,927                -          1,353,580     (1,231,112)        1,904,505     (5,292,919)           (103,339)         5,347           (620,137)      2,057,568
                                                 -----------------------------   -----------------------------   -------------------------------   -------------------------------   ------------------------------   --------------------------------   --------------------------------
                                                 -----------------------------   -----------------------------   -------------------------------   -------------------------------   ------------------------------   --------------------------------   --------------------------------

     Net Increase (Decrease) In Net Assets Resulting
        From Operations                                  5,599        710,076      (4,332,411)     (4,546,344)         (91,751)               -             20,193     (1,286,681)       (1,936,169)    (2,976,998)           (204,726)         3,519            291,627       1,869,528
                                                 -----------------------------   -----------------------------   -------------------------------   -------------------------------   ------------------------------   --------------------------------   --------------------------------
                                                 -----------------------------   -----------------------------   -------------------------------   -------------------------------   ------------------------------   --------------------------------   --------------------------------

CAPITAL SHARE TRANSACTIONS:
     Transfers of Annuity Fund Deposits                492,570        645,663       2,653,072       7,424,208          368,096                -          2,069,324      3,094,798           472,497      3,901,600           1,771,774         57,279          1,671,800       1,133,837
     Net Transfers Between Sub-accounts                533,301        408,378         (98,071)      2,006,361        1,188,834            8,538           (357,896)    (3,669,698)         (767,220)     1,512,133           5,389,812        481,543          3,890,666      (8,104,817)
     Surrenders                                       (205,377)       (53,777)       (789,032)       (407,664)         (80,432)               -         (1,165,005)      (636,788)         (238,151)      (127,797)           (160,591)        (3,539)          (588,685)       (230,185)
                                                 -----------------------------   -----------------------------   -------------------------------   -------------------------------   ------------------------------   --------------------------------   --------------------------------
                                                 -----------------------------   -----------------------------   -------------------------------   -------------------------------   ------------------------------   --------------------------------   --------------------------------

     Net Increase (Decrease) In Net Assets Resulting
        From Capital Share Transactions                820,494      1,000,264       1,765,969       9,022,905        1,476,498            8,538            546,423     (1,211,688)         (532,874)     5,285,936           7,000,995        535,283          4,973,781      (7,201,165)
                                                 -----------------------------   -----------------------------   -------------------------------   -------------------------------   ------------------------------   --------------------------------   --------------------------------
                                                 -----------------------------   -----------------------------   -------------------------------   -------------------------------   ------------------------------   --------------------------------   --------------------------------

TOTAL INCREASE (DECREASE) IN NET ASSETS                826,093      1,710,340      (2,566,442)      4,476,561        1,384,747            8,538            566,616     (2,498,369)       (2,469,043)     2,308,938           6,796,269        538,802          5,265,408      (5,331,637)
                                                 -----------------------------   -----------------------------   -------------------------------   -------------------------------   ------------------------------   --------------------------------   --------------------------------
                                                 -----------------------------   -----------------------------   -------------------------------   -------------------------------   ------------------------------   --------------------------------   --------------------------------

NET ASSETS:
     Beginning of Period                             3,933,819      2,223,479      14,253,224       9,776,663            8,538                -         11,636,780     14,135,149         5,980,040      3,671,102             538,802              -          8,879,447      14,211,084
                                                 -----------------------------   -----------------------------   -------------------------------   -------------------------------   ------------------------------   --------------------------------   --------------------------------
                                                 -----------------------------   -----------------------------   -------------------------------   -------------------------------   ------------------------------   --------------------------------   --------------------------------
     End of Period                                 $ 4,759,912    $ 3,933,819    $ 11,686,782    $ 14,253,224      $ 1,393,285          $ 8,538       $ 12,203,396   $ 11,636,780       $ 3,510,998    $ 5,980,040         $ 7,335,071      $ 538,802       $ 14,144,855     $ 8,879,447
                                                 =============================   =============================   ===============================   ===============================   ==============================   ================================   ================================
                                                 =============================   =============================   ===============================   ===============================   ==============================   ================================   ================================

-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

See Notes to Financial Statements.

* Date Operations Commenced.

AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
VARIABLE ACCOUNT B - CLASS 3 AS IMPACT
STATEMENTS OF CHANGES IN NET ASSETS

-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

                                                     AST - Goldman Sachs                AST - INVESCO                 AST                            AST - Janus                      AST - Janus                       AST - Janus                      AST - Kinetics
                                                       Small-Cap Value                  Equity Income                    JanCap Growth                     Mid-Cap Growth                   Overseas Growth           Strategic Value                       Internet
                                                 -----------------------------   -----------------------------   -------------------------------   -------------------------------   ------------------------------   --------------------------------   --------------------------------
                                                 -----------------------------   -----------------------------   -------------------------------   -------------------------------   ------------------------------   --------------------------------   --------------------------------
                                                  Year Ended     Year Ended       Year Ended    Year Ended        Year Ended      Year Ended         Year Ended     * May 1 thru       Year Ended     Year Ended         Year Ended    * Oct. 23 thru      Year Ended    * Oct. 23 thru
                                                 Dec. 31, 2001 Dec. 31, 2000     Dec. 31, 2001 Dec. 31, 2000     Dec. 31, 2001  Dec. 31, 2000       Dec. 31, 2001  Dec. 31, 2000     Dec. 31, 2001  Dec. 31, 2000      Dec. 31, 2001   Dec. 31, 2000      Dec. 31, 2001   Dec. 31, 2000
                                                 -----------------------------   -----------------------------   -------------------------------   -------------------------------   ------------------------------   --------------------------------   --------------------------------
                                                 -----------------------------   -----------------------------   -------------------------------   -------------------------------   ------------------------------   --------------------------------   --------------------------------

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
     Net Investment Income (Loss)                   $ (104,105)     $ (48,244)      $ 491,604       $ 341,283       $ (653,050)      $ (890,557)         $ (13,868)      $ (3,845)        $ 890,592     $ (153,676)          $ (11,582)         $ (14)            $ (430)          $ (79)
     Net Realized Gain (Loss)                        1,110,134        218,948         975,378       4,044,905       (3,187,678)      14,415,255           (809,602)       (47,976)        3,767,623      2,745,983             (65,710)             -             (5,438)           (597)
     Net Unrealized Gain (Loss) On Investments        (146,472)     1,317,306      (5,932,243)     (2,815,653)     (21,985,659)     (51,151,030)           (52,102)      (327,901)      (10,509,284)   (11,769,667)              4,456            495              4,552          (5,447)
                                                 -----------------------------   -----------------------------   -------------------------------   -------------------------------   ------------------------------   --------------------------------   --------------------------------
                                                 -----------------------------   -----------------------------   -------------------------------   -------------------------------   ------------------------------   --------------------------------   --------------------------------

     Net Increase (Decrease) In Net Assets Resulting
        From Operations                                859,557      1,488,010      (4,465,261)      1,570,535      (25,826,387)     (37,626,332)          (875,572)      (379,722)       (5,851,069)    (9,177,360)            (72,836)           481             (1,316)         (6,123)
                                                 -----------------------------   -----------------------------   -------------------------------   -------------------------------   ------------------------------   --------------------------------   --------------------------------
                                                 -----------------------------   -----------------------------   -------------------------------   -------------------------------   ------------------------------   --------------------------------   --------------------------------

CAPITAL SHARE TRANSACTIONS:
     Transfers of Annuity Fund Deposits              2,182,721      1,326,080       3,619,973       7,308,415        4,191,914       34,151,566          1,141,076        555,515           244,778      7,101,201             658,414          5,001             22,843             (15)
     Net Transfers Between Sub-accounts              4,202,973      2,500,537        (503,960)      1,093,501       (4,212,931)       4,795,677            435,243        806,532        (4,964,978)       565,429           1,269,158         32,702              5,424          28,411
     Surrenders                                       (420,942)       (75,152)     (5,636,490)     (4,062,281)      (5,464,571)      (6,358,171)           (58,707)        (1,513)       (1,338,633)    (1,408,262)            (56,883)             -               (794)              -
                                                 -----------------------------   -----------------------------   -------------------------------   -------------------------------   ------------------------------   --------------------------------   --------------------------------
                                                 -----------------------------   -----------------------------   -------------------------------   -------------------------------   ------------------------------   --------------------------------   --------------------------------

     Net Increase (Decrease) In Net Assets Resulting
        From Capital Share Transactions              5,964,752      3,751,465      (2,520,477)      4,339,635       (5,485,588)      32,589,072          1,517,612      1,360,534        (6,058,833)     6,258,368           1,870,689         37,703             27,473          28,396
                                                 -----------------------------   -----------------------------   -------------------------------   -------------------------------   ------------------------------   --------------------------------   --------------------------------
                                                 -----------------------------   -----------------------------   -------------------------------   -------------------------------   ------------------------------   --------------------------------   --------------------------------

TOTAL INCREASE (DECREASE) IN NET ASSETS              6,824,309      5,239,475      (6,985,738)      5,910,170      (31,311,975)      (5,037,260)           642,040        980,812       (11,909,902)    (2,918,992)          1,797,853         38,184             26,157          22,273
                                                 -----------------------------   -----------------------------   -------------------------------   -------------------------------   ------------------------------   --------------------------------   --------------------------------
                                                 -----------------------------   -----------------------------   -------------------------------   -------------------------------   ------------------------------   --------------------------------   --------------------------------

NET ASSETS:
     Beginning of Period                             8,003,663      2,764,188      45,261,053      39,350,883       81,204,366       86,241,626            980,812              -        25,992,094     28,911,086              38,184              -             22,273               -
                                                 -----------------------------   -----------------------------   -------------------------------   -------------------------------   ------------------------------   --------------------------------   --------------------------------
                                                 -----------------------------   -----------------------------   -------------------------------   -------------------------------   ------------------------------   --------------------------------   --------------------------------
     End of Period                                $ 14,827,972    $ 8,003,663    $ 38,275,315    $ 45,261,053     $ 49,892,391     $ 81,204,366        $ 1,622,852      $ 980,812      $ 14,082,192   $ 25,992,094         $ 1,836,037       $ 38,184           $ 48,429        $ 22,273
                                                 =============================   =============================   ===============================   ===============================   ==============================   ================================   ================================
                                                 =============================   =============================   ===============================   ===============================   ==============================   ================================   ================================

-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

See Notes to Financial Statements.

* Date Operations Commenced.

AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
VARIABLE ACCOUNT B - CLASS 3 AS IMPACT
STATEMENTS OF CHANGES IN NET ASSETS

-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

                                                      AST - Lord Abbett          AST - Marsico                     AST - MFS                          AST - MFS                        AST - MFS                            AST                             AST - Neuberger & Berman
                                                        Bond Debenture                  Capital Growth           Global Equity                         Growth                             Growth with Income            Money Market                      Midcap Growth
                                                 -----------------------------   -----------------------------   -------------------------------   -------------------------------   ------------------------------   --------------------------------   --------------------------------
                                                 -----------------------------   -----------------------------   -------------------------------   -------------------------------   ------------------------------   --------------------------------   --------------------------------
                                                  Year Ended   * Oct. 23 thru     Year Ended   Dec. 22* Thru      Year Ended      Year Ended         Year Ended      Year Ended        Year Ended     Year Ended         Year Ended      Year Ended        Year Ended      Year Ended
                                                 Dec. 31, 2001 Dec. 31, 2000     Dec. 31, 2001 Dec. 31, 2000     Dec. 31, 2001  Dec. 31, 1999       Dec. 31, 2001  Dec. 31, 1999     Dec. 31, 2001  Dec. 31, 1999      Dec. 31, 2001   Dec. 31, 2000      Dec. 31, 2001   Dec. 31, 2000
                                                 -----------------------------   -----------------------------   -------------------------------   -------------------------------   ------------------------------   --------------------------------   --------------------------------
                                                 -----------------------------   -----------------------------   -------------------------------   -------------------------------   ------------------------------   --------------------------------   --------------------------------

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
     Net Investment Income (Loss)                     $ (6,179)         $ (28)     $ (299,240)     $ (343,167)        $ (9,637)        $ (1,576)        $ (140,346)     $ (12,109)        $ (31,086)     $ (26,273)        $ 1,072,405    $ 1,411,009           $ 69,948      $ (104,636)
     Net Realized Gain (Loss)                           (3,832)           157         201,835       3,674,136         (108,801)            (650)          (821,193)       (25,055)         (113,759)         2,370                   -            109         (4,170,892)      2,134,500
     Net Unrealized Gain (Loss) On Investments          15,247            549      (7,705,604)     (8,813,017)          34,286          (16,271)        (2,331,028)      (243,851)         (467,526)        27,070                   -              -          1,037,931      (3,897,027)
                                                 -----------------------------   -----------------------------   -------------------------------   -------------------------------   ------------------------------   --------------------------------   --------------------------------
                                                 -----------------------------   -----------------------------   -------------------------------   -------------------------------   ------------------------------   --------------------------------   --------------------------------

     Net Increase (Decrease) In Net Assets Resulting
        From Operations                                  5,236            678      (7,803,009)     (5,482,048)         (84,152)         (18,497)        (3,292,567)      (281,015)         (612,371)         3,167           1,072,405      1,411,118         (3,063,013)     (1,867,163)
                                                 -----------------------------   -----------------------------   -------------------------------   -------------------------------   ------------------------------   --------------------------------   --------------------------------
                                                 -----------------------------   -----------------------------   -------------------------------   -------------------------------   ------------------------------   --------------------------------   --------------------------------

CAPITAL SHARE TRANSACTIONS:
     Transfers of Annuity Fund Deposits                449,941         29,662       5,014,856      10,812,113        1,035,226          307,382          2,386,418      1,109,465         1,221,460      1,855,029          62,338,215     54,349,236          1,726,418       4,068,025
     Net Transfers Between Sub-accounts              1,206,329            (23)       (214,840)      1,357,298          296,526           61,724         14,766,405      1,219,996          (996,338)     1,078,112         (27,932,008)   (57,137,312)        (2,434,886)      7,821,786
     Surrenders                                        (36,245)             -      (2,278,515)     (1,815,083)         (62,309)          (1,325)        (1,369,664)        (8,264)         (131,056)       (35,753)        (11,233,626)    (4,577,055)          (522,445)       (347,850)
                                                 -----------------------------   -----------------------------   -------------------------------   -------------------------------   ------------------------------   --------------------------------   --------------------------------
                                                 -----------------------------   -----------------------------   -------------------------------   -------------------------------   ------------------------------   --------------------------------   --------------------------------

     Net Increase (Decrease) In Net Assets Resulting
        From Capital Share Transactions              1,620,025         29,639       2,521,501      10,354,328        1,269,443          367,781         15,783,159      2,321,197            94,066      2,897,388          23,172,581     (7,365,131)        (1,230,913)     11,541,961
                                                 -----------------------------   -----------------------------   -------------------------------   -------------------------------   ------------------------------   --------------------------------   --------------------------------
                                                 -----------------------------   -----------------------------   -------------------------------   -------------------------------   ------------------------------   --------------------------------   --------------------------------

TOTAL INCREASE (DECREASE) IN NET ASSETS              1,625,261         30,317      (5,281,508)      4,872,280        1,185,291          349,284         12,490,592      2,040,182          (518,305)     2,900,555          24,244,986     (5,954,013)        (4,293,926)      9,674,798
                                                 -----------------------------   -----------------------------   -------------------------------   -------------------------------   ------------------------------   --------------------------------   --------------------------------
                                                 -----------------------------   -----------------------------   -------------------------------   -------------------------------   ------------------------------   --------------------------------   --------------------------------

NET ASSETS:
     Beginning of Period                                30,317              -      33,358,010      28,485,730          352,928            3,644          2,143,846        103,664         3,861,241        960,686          26,450,829     32,404,842         13,545,507       3,870,709
                                                 -----------------------------   -----------------------------   -------------------------------   -------------------------------   ------------------------------   --------------------------------   --------------------------------
                                                 -----------------------------   -----------------------------   -------------------------------   -------------------------------   ------------------------------   --------------------------------   --------------------------------
     End of Period                                 $ 1,655,579       $ 30,317    $ 28,076,502    $ 33,358,010      $ 1,538,219        $ 352,928       $ 14,634,438    $ 2,143,846       $ 3,342,936    $ 3,861,241        $ 50,695,816   $ 26,450,829        $ 9,251,581    $ 13,545,507
                                                 =============================   =============================   ===============================   ===============================   ==============================   ================================   ================================
                                                 =============================   =============================   ===============================   ===============================   ==============================   ================================   ================================

-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

See Notes to Financial Statements.

* Date Operations Commenced.

AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
VARIABLE ACCOUNT B - CLASS 3 AS IMPACT
STATEMENTS OF CHANGES IN NET ASSETS

-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

                                                   AST - Neuberger & Berman       AST - PBHG                      AST - PIMCO                        AST - PIMCO                     AST - Sanford                        AST - Sanford Bernstein         AST - Scudder
                                                 Midcap Value                          Small-Cap Growth              Limited Maturity Bond               Total Return Bond               Bernstein Core Value                Managed Index 500                Japan
                                                 -----------------------------   -----------------------------   -------------------------------   -------------------------------   ------------------------------   --------------------------------   --------------------------------
                                                 -----------------------------   -----------------------------   -------------------------------   -------------------------------   ------------------------------   --------------------------------   --------------------------------
                                                  Year Ended     Year Ended       Year Ended    Year Ended        Year Ended      Year Ended         Year Ended      Year Ended       * May 1 thru    Year Ended         Year Ended      Year Ended        Year Ended    * Oct. 23 thru
                                                 Dec. 31, 2001 Dec. 31, 2000     Dec. 31, 2001 Dec. 31, 2000     Dec. 31, 2001  Dec. 31, 2000       Dec. 31, 2001  Dec. 31, 2000     Dec. 31, 2001  Dec. 31, 2000      Dec. 31, 2001   Dec. 31, 2000      Dec. 31, 2001   Dec. 31, 2000
                                                 -----------------------------   -----------------------------   -------------------------------   -------------------------------   ------------------------------   --------------------------------   --------------------------------
                                                 -----------------------------   -----------------------------   -------------------------------   -------------------------------   ------------------------------   --------------------------------   --------------------------------

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
     Net Investment Income (Loss)                   $ (163,363)     $ (86,237)     $ (189,226)     $ (392,787)       $ 347,993        $ 231,368          $ 889,638      $ 690,825          $ (1,611)           $ -           $ (16,845)     $ (68,489)          $ (1,765)          $ (13)
     Net Realized Gain (Loss)                        1,849,475         52,704       1,403,944       9,417,403          346,913          (62,975)           415,574       (388,748)           (3,227)             -          (1,022,130)       921,621            (54,980)            981
     Net Unrealized Gain (Loss) On Investments      (2,502,042)     3,420,201      (3,016,027)    (31,741,914)          15,508          325,587            667,141      1,474,905            16,298              -            (485,771)    (1,947,280)             2,826              (3)
                                                 -----------------------------   -----------------------------   -------------------------------   -------------------------------   ------------------------------   --------------------------------   --------------------------------
                                                 -----------------------------   -----------------------------   -------------------------------   -------------------------------   ------------------------------   --------------------------------   --------------------------------

     Net Increase (Decrease) In Net Assets Resulting
        From Operations                               (815,930)     3,386,668      (1,801,309)    (22,717,298)         710,414          493,980          1,972,353      1,776,982            11,460              -          (1,524,746)    (1,094,148)           (53,919)            965
                                                 -----------------------------   -----------------------------   -------------------------------   -------------------------------   ------------------------------   --------------------------------   --------------------------------
                                                 -----------------------------   -----------------------------   -------------------------------   -------------------------------   ------------------------------   --------------------------------   --------------------------------

CAPITAL SHARE TRANSACTIONS:
     Transfers of Annuity Fund Deposits              3,141,371      2,092,690         308,252       3,202,655        3,966,883        3,040,888          8,196,618      4,425,163           220,775              -           2,382,310      4,047,393             25,969             (10)
     Net Transfers Between Sub-accounts                425,087     (5,808,670)       (457,804)     (4,771,288)       1,430,963         (752,402)         4,451,959       (459,075)          287,349              -            (698,382)     1,295,936            207,956            (955)
     Surrenders                                     (1,959,736)      (812,753)     (2,351,499)     (2,785,828)        (791,331)        (283,704)        (1,639,558)      (725,292)          (22,882)             -            (540,976)      (495,253)              (516)              -
                                                 -----------------------------   -----------------------------   -------------------------------   -------------------------------   ------------------------------   --------------------------------   --------------------------------
                                                 -----------------------------   -----------------------------   -------------------------------   -------------------------------   ------------------------------   --------------------------------   --------------------------------

     Net Increase (Decrease) In Net Assets Resulting
        From Capital Share Transactions              1,606,722     (4,528,733)     (2,501,051)     (4,354,461)       4,606,515        2,004,782         11,009,019      3,240,796           485,242              -           1,142,952      4,848,076            233,409            (965)
                                                 -----------------------------   -----------------------------   -------------------------------   -------------------------------   ------------------------------   --------------------------------   --------------------------------
                                                 -----------------------------   -----------------------------   -------------------------------   -------------------------------   ------------------------------   --------------------------------   --------------------------------

TOTAL INCREASE (DECREASE) IN NET ASSETS                790,792     (1,142,065)     (4,302,360)    (27,071,759)       5,316,929        2,498,762         12,981,372      5,017,778           496,702              -            (381,794)     3,753,928            179,490               -
                                                 -----------------------------   -----------------------------   -------------------------------   -------------------------------   ------------------------------   --------------------------------   --------------------------------
                                                 -----------------------------   -----------------------------   -------------------------------   -------------------------------   ------------------------------   --------------------------------   --------------------------------

NET ASSETS:
     Beginning of Period                            18,810,159     19,952,224      22,679,924      49,751,683        8,113,574        5,614,812         20,622,844     15,605,066                 -              -          13,853,895     10,099,967                  -               -
                                                 -----------------------------   -----------------------------   -------------------------------   -------------------------------   ------------------------------   --------------------------------   --------------------------------
                                                 -----------------------------   -----------------------------   -------------------------------   -------------------------------   ------------------------------   --------------------------------   --------------------------------
     End of Period                                $ 19,600,951   $ 18,810,159    $ 18,377,564    $ 22,679,924     $ 13,430,503      $ 8,113,574       $ 33,604,216   $ 20,622,844         $ 496,702            $ -        $ 13,472,101   $ 13,853,895          $ 179,490             $ -
                                                 =============================   =============================   ===============================   ===============================   ==============================   ================================   ================================
                                                 =============================   =============================   ===============================   ===============================   ==============================   ================================   ================================

-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

See Notes to Financial Statements.

* Date Operations Commenced.

AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
VARIABLE ACCOUNT B - CLASS 3 AS IMPACT
STATEMENTS OF CHANGES IN NET ASSETS

-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

                                                 AST - Strong                        AST - T. Rowe Price              AST - T. Rowe Price               AST - T. Rowe Price            Evergreen                         Evergreen                          Evergreen
                                                     International Equity              Asset Allocation           Global Bond                            Natural Resources                 VA Global Leaders              VA Omega                              VA Special Equity
                                                 -----------------------------   -----------------------------   -------------------------------   -------------------------------   ------------------------------   --------------------------------   --------------------------------
                                                 -----------------------------   -----------------------------   -------------------------------   -------------------------------   ------------------------------   --------------------------------   --------------------------------
                                                  Year Ended     Year Ended       Year Ended    Year Ended        Year Ended      Year Ended         Year Ended      Year Ended        Year Ended     Year Ended        * May 1 thru     Year Ended        Year Ended      Year Ended
                                                 Dec. 31, 2001 Dec. 31, 2000     Dec. 31, 2001 Dec. 31, 2000     Dec. 31, 2001  Dec. 31, 2000       Dec. 31, 2001  Dec. 31, 2000     Dec. 31, 2001  Dec. 31, 2000      Dec. 31, 2001   Dec. 31, 2000      Dec. 31, 2001   Dec. 31, 2000
                                                 -----------------------------   -----------------------------   -------------------------------   -------------------------------   ------------------------------   --------------------------------   --------------------------------
                                                 -----------------------------   -----------------------------   -------------------------------   -------------------------------   ------------------------------   --------------------------------   --------------------------------

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
     Net Investment Income (Loss)                    $ (93,216)    $ (110,007)       $ 86,122        $ 51,579        $ (19,970)         $ 9,407            $ 2,698       $ (5,400)           $ (836)        $ (470)             $ (348)           $ -           $ (4,906)       $ (1,819)
     Net Realized Gain (Loss)                       (3,840,033)     2,223,481         375,866         110,071           (9,137)         (63,722)           296,995        117,138           (13,680)        (3,477)                (28)             -            (61,832)         (1,171)
     Net Unrealized Gain (Loss) On Investments         902,336     (6,461,657)       (707,170)       (242,983)          67,258           33,450           (331,801)       309,903            (6,214)        (5,126)              6,373              -             80,834         (33,804)
                                                 -----------------------------   -----------------------------   -------------------------------   -------------------------------   ------------------------------   --------------------------------   --------------------------------
                                                 -----------------------------   -----------------------------   -------------------------------   -------------------------------   ------------------------------   --------------------------------   --------------------------------

     Net Increase (Decrease) In Net Assets Resulting
        From Operations                             (3,030,913)    (4,348,183)       (245,182)        (81,333)          38,151          (20,865)           (32,108)       421,641           (20,730)        (9,073)              5,997              -             14,096         (36,794)
                                                 -----------------------------   -----------------------------   -------------------------------   -------------------------------   ------------------------------   --------------------------------   --------------------------------
                                                 -----------------------------   -----------------------------   -------------------------------   -------------------------------   ------------------------------   --------------------------------   --------------------------------

CAPITAL SHARE TRANSACTIONS:
     Transfers of Annuity Fund Deposits              1,879,050      3,893,304         269,418         980,888          229,581          480,726            385,167        336,219            65,814         56,060               4,060              -            101,184          93,411
     Net Transfers Between Sub-accounts             (1,168,743)     1,136,413        (266,974)       (187,688)        (117,419)         (58,123)           257,799       (106,334)          (23,707)        99,838             146,438              -            513,954         225,856
     Surrenders                                     (1,583,106)      (486,515)       (240,602)       (157,384)        (126,667)        (119,980)          (191,777)       (64,206)           (5,148)        (1,667)               (176)             -            (11,606)         (6,551)
                                                 -----------------------------   -----------------------------   -------------------------------   -------------------------------   ------------------------------   --------------------------------   --------------------------------
                                                 -----------------------------   -----------------------------   -------------------------------   -------------------------------   ------------------------------   --------------------------------   --------------------------------

     Net Increase (Decrease) In Net Assets Resulting
        From Capital Share Transactions               (872,799)     4,543,202        (238,158)        635,816          (14,505)         302,623            451,189        165,679            36,959        154,231             150,322              -            603,532         312,716
                                                 -----------------------------   -----------------------------   -------------------------------   -------------------------------   ------------------------------   --------------------------------   --------------------------------
                                                 -----------------------------   -----------------------------   -------------------------------   -------------------------------   ------------------------------   --------------------------------   --------------------------------

TOTAL INCREASE (DECREASE) IN NET ASSETS             (3,903,712)       195,019        (483,340)        554,483           23,646          281,758            419,081        587,320            16,229        145,158             156,319              -            617,628         275,922
                                                 -----------------------------   -----------------------------   -------------------------------   -------------------------------   ------------------------------   --------------------------------   --------------------------------
                                                 -----------------------------   -----------------------------   -------------------------------   -------------------------------   ------------------------------   --------------------------------   --------------------------------

NET ASSETS:
     Beginning of Period                            13,107,425     12,912,406       4,574,631       4,020,148        2,037,696        1,755,938          2,445,033      1,857,713           148,996          3,838                   -              -            294,352          18,430
                                                 -----------------------------   -----------------------------   -------------------------------   -------------------------------   ------------------------------   --------------------------------   --------------------------------
                                                 -----------------------------   -----------------------------   -------------------------------   -------------------------------   ------------------------------   --------------------------------   --------------------------------
     End of Period                                 $ 9,203,712   $ 13,107,425     $ 4,091,291     $ 4,574,631      $ 2,061,342      $ 2,037,696        $ 2,864,114    $ 2,445,033         $ 165,225      $ 148,996           $ 156,319            $ -          $ 911,981       $ 294,352
                                                 =============================   =============================   ===============================   ===============================   ==============================   ================================   ================================
                                                 =============================   =============================   ===============================   ===============================   ==============================   ================================   ================================

-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

See Notes to Financial Statements.

* Date Operations Commenced.

AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
VARIABLE ACCOUNT B - CLASS 3 AS IMPACT
STATEMENTS OF CHANGES IN NET ASSETS

-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

                                                    INVESCO                        INVESCO                          INVESCO                            INVESCO                          INVESCO                          Montgomery                      Nike - First Trust
                                                 VIF Dynamics                       VIF Financial Services            VIF Health Sciences                  VIF Technology               VIF Telecommunications               Emerging Markets                  10 Uncommon Values
                                                 -----------------------------   -----------------------------   -------------------------------   -------------------------------   ------------------------------   --------------------------------   --------------------------------
                                                 -----------------------------   -----------------------------   -------------------------------   -------------------------------   ------------------------------   --------------------------------   --------------------------------
                                                  Year Ended     Year Ended       Year Ended    Year Ended        Year Ended      Year Ended         Year Ended      Year Ended        Year Ended     Year Ended         Year Ended      Year Ended        Year Ended      Year Ended
                                                 Dec. 31, 2001 Dec. 31, 2000     Dec. 31, 2001 Dec. 31, 2000     Dec. 31, 2001  Dec. 31, 2000       Dec. 31, 2001  Dec. 31, 2000     Dec. 31, 2001  Dec. 31, 2000      Dec. 31, 2001   Dec. 31, 2000      Dec. 31, 2000   Dec. 31, 2000
                                                 -----------------------------   -----------------------------   -------------------------------   -------------------------------   ------------------------------   --------------------------------   --------------------------------
                                                 -----------------------------   -----------------------------   -------------------------------   -------------------------------   ------------------------------   --------------------------------   --------------------------------

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
     Net Investment Income (Loss)                    $ (49,621)     $ (31,971)      $ (30,141)      $ (21,137)       $ (25,653)       $ (23,486)         $ (38,311)     $ (47,189)        $ (31,770)     $ (57,007)          $ (24,915)     $ (28,339)         $ (15,534)       $ (8,519)
     Net Realized Gain (Loss)                       (2,006,813)        27,184        (102,169)        365,199         (452,242)         252,191         (4,104,269)      (196,769)       (3,047,427)       135,889            (974,571)       427,618           (556,752)       (132,569)
     Net Unrealized Gain (Loss) On Investments          79,979       (987,955)       (460,184)        311,508          (56,995)          88,747          1,467,907     (2,451,223)          465,824     (2,472,482)            777,474     (1,332,748)           (78,007)       (446,498)
                                                 -----------------------------   -----------------------------   -------------------------------   -------------------------------   ------------------------------   --------------------------------   --------------------------------
                                                 -----------------------------   -----------------------------   -------------------------------   -------------------------------   ------------------------------   --------------------------------   --------------------------------

     Net Increase (Decrease) In Net Assets Resulting
        From Operations                             (1,976,455)      (992,742)       (592,494)        655,570         (534,890)         317,452         (2,674,673)    (2,695,181)       (2,613,373)    (2,393,600)           (222,012)      (933,469)          (650,294)       (587,586)
                                                 -----------------------------   -----------------------------   -------------------------------   -------------------------------   ------------------------------   --------------------------------   --------------------------------
                                                 -----------------------------   -----------------------------   -------------------------------   -------------------------------   ------------------------------   --------------------------------   --------------------------------

CAPITAL SHARE TRANSACTIONS:
     Transfers of Annuity Fund Deposits              2,269,283      2,380,324         781,766         644,269          917,716          895,232            548,127      3,159,775           391,897      3,778,862             192,121      1,274,834          1,046,613       1,520,441
     Net Transfers Between Sub-accounts              1,016,263      2,927,635      (1,369,211)      3,344,505          614,357        2,782,306            673,589      3,783,564          (946,386)     2,021,198             173,352       (108,182)           369,004         626,834
     Surrenders                                       (219,947)       (83,504)       (165,829)        (26,771)        (131,026)         (72,980)           (94,114)      (129,068)          (76,081)      (107,230)            (79,418)       (88,942)           (93,482)        (73,843)
                                                 -----------------------------   -----------------------------   -------------------------------   -------------------------------   ------------------------------   --------------------------------   --------------------------------
                                                 -----------------------------   -----------------------------   -------------------------------   -------------------------------   ------------------------------   --------------------------------   --------------------------------

     Net Increase (Decrease) In Net Assets Resulting
        From Capital Share Transactions              3,065,599      5,224,455        (753,274)      3,962,003        1,401,047        3,604,558          1,127,602      6,814,270          (630,570)     5,692,830             286,055      1,077,710          1,322,135       2,073,432
                                                 -----------------------------   -----------------------------   -------------------------------   -------------------------------   ------------------------------   --------------------------------   --------------------------------
                                                 -----------------------------   -----------------------------   -------------------------------   -------------------------------   ------------------------------   --------------------------------   --------------------------------

TOTAL INCREASE (DECREASE) IN NET ASSETS              1,089,144      4,231,713      (1,345,768)      4,617,573          866,157        3,922,010         (1,547,071)     4,119,090        (3,243,943)     3,299,230              64,043        144,241            671,841       1,485,846
                                                 -----------------------------   -----------------------------   -------------------------------   -------------------------------   ------------------------------   --------------------------------   --------------------------------
                                                 -----------------------------   -----------------------------   -------------------------------   -------------------------------   ------------------------------   --------------------------------   --------------------------------

NET ASSETS:
     Beginning of Period                             4,821,624        589,911       4,792,929         175,356        4,052,927          130,917          4,785,417        666,327         4,929,456      1,630,226           2,510,137      2,365,896          1,611,163         125,317
                                                 -----------------------------   -----------------------------   -------------------------------   -------------------------------   ------------------------------   --------------------------------   --------------------------------
                                                 -----------------------------   -----------------------------   -------------------------------   -------------------------------   ------------------------------   --------------------------------   --------------------------------
     End of Period                                 $ 5,910,767    $ 4,821,624     $ 3,447,160     $ 4,792,929      $ 4,919,084      $ 4,052,927        $ 3,238,347    $ 4,785,417       $ 1,685,513    $ 4,929,456         $ 2,574,180    $ 2,510,137        $ 2,283,004     $ 1,611,163
                                                 =============================   =============================   ===============================   ===============================   ==============================   ================================   ================================
                                                 =============================   =============================   ===============================   ===============================   ==============================   ================================   ================================

-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

See Notes to Financial Statements.

* Date Operations Commenced.

AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
VARIABLE ACCOUNT B - CLASS 3 AS IMPACT
STATEMENTS OF CHANGES IN NET ASSETS

-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

                                                   ProFunds                        ProFunds                        ProFunds                           ProFunds                          ProFunds                          ProFunds                          ProFunds
                                                    VP Bear                            VP Biotechnology          VP Bull Plus                         VP Energy                       VP Europe 30                      VP Financial                      VP Healthcare
                                                 -----------------------------   -----------------------------   -------------------------------   -------------------------------   ------------------------------   --------------------------------   --------------------------------
                                                 -----------------------------   -----------------------------   -------------------------------   -------------------------------   ------------------------------   --------------------------------   --------------------------------
                                                 * Jan. 22 thru  Year Ended      * Jan. 22 thru Year Ended       * Jan. 22 thru   Year Ended       * Jan. 22 thru    Year Ended        Year Ended     Year Ended       * Jan. 22 thru    Year Ended      * Jan. 22 thru    Year Ended
                                                 Dec. 31, 2001 Dec. 31, 2000     Dec. 31, 2001 Dec. 31, 2000     Dec. 31, 2001  Dec. 31, 2000       Dec. 31, 2001  Dec. 31, 2000     Dec. 31, 2001  Dec. 31, 2000      Dec. 31, 2001   Dec. 31, 2000      Dec. 31, 2001   Dec. 31, 2000
                                                 -----------------------------   -----------------------------   -------------------------------   -------------------------------   ------------------------------   --------------------------------   --------------------------------
                                                 -----------------------------   -----------------------------   -------------------------------   -------------------------------   ------------------------------   --------------------------------   --------------------------------

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
     Net Investment Income (Loss)                     $ (3,822)           $ -        $ (3,151)            $ -        $ (12,567)             $ -           $ (3,874)           $ -          $ (3,323)      $ (2,728)             $ (646)           $ -             $ (944)            $ -
     Net Realized Gain (Loss)                          (24,105)             -          (9,238)              -         (339,731)               -           (114,945)             -          (123,783)       (69,941)             (4,806)             -            (13,118)              -
     Net Unrealized Gain (Loss) On Investments          (1,588)             -         (31,022)              -          154,380                -            (31,267)             -             3,749         (7,947)                430              -             (1,057)              -
                                                 -----------------------------   -----------------------------   -------------------------------   -------------------------------   ------------------------------   --------------------------------   --------------------------------
                                                 -----------------------------   -----------------------------   -------------------------------   -------------------------------   ------------------------------   --------------------------------   --------------------------------

     Net Increase (Decrease) In Net Assets Resulting
        From Operations                                (29,515)             -         (43,411)              -         (197,918)               -           (150,086)             -          (123,357)       (80,616)             (5,022)             -            (15,119)              -
                                                 -----------------------------   -----------------------------   -------------------------------   -------------------------------   ------------------------------   --------------------------------   --------------------------------
                                                 -----------------------------   -----------------------------   -------------------------------   -------------------------------   ------------------------------   --------------------------------   --------------------------------

CAPITAL SHARE TRANSACTIONS:
     Transfers of Annuity Fund Deposits                 29,171              -          65,191               -          455,754                -            167,791              -            11,551         87,852              10,957              -             22,031               -
     Net Transfers Between Sub-accounts                741,420              -       1,151,284               -        3,114,065                -            423,858              -           219,443        114,208              36,222              -            208,626               -
     Surrenders                                          6,607              -          (3,835)              -          (32,441)               -             (9,194)             -            (4,695)        (4,381)               (889)             -            (10,806)              -
                                                 -----------------------------   -----------------------------   -------------------------------   -------------------------------   ------------------------------   --------------------------------   --------------------------------
                                                 -----------------------------   -----------------------------   -------------------------------   -------------------------------   ------------------------------   --------------------------------   --------------------------------

     Net Increase (Decrease) In Net Assets Resulting
        From Capital Share Transactions                777,198              -       1,212,640               -        3,537,378                -            582,455              -           226,299        197,679              46,290              -            219,851               -
                                                 -----------------------------   -----------------------------   -------------------------------   -------------------------------   ------------------------------   --------------------------------   --------------------------------
                                                 -----------------------------   -----------------------------   -------------------------------   -------------------------------   ------------------------------   --------------------------------   --------------------------------

TOTAL INCREASE (DECREASE) IN NET ASSETS                747,683              -       1,169,229               -        3,339,460                -            432,369              -           102,942        117,063              41,268              -            204,732               -
                                                 -----------------------------   -----------------------------   -------------------------------   -------------------------------   ------------------------------   --------------------------------   --------------------------------
                                                 -----------------------------   -----------------------------   -------------------------------   -------------------------------   ------------------------------   --------------------------------   --------------------------------

NET ASSETS:
     Beginning of Period                                     -              -               -               -                -                -                  -              -           142,007         24,944                   -              -                  -               -
                                                 -----------------------------   -----------------------------   -------------------------------   -------------------------------   ------------------------------   --------------------------------   --------------------------------
                                                 -----------------------------   -----------------------------   -------------------------------   -------------------------------   ------------------------------   --------------------------------   --------------------------------
     End of Period                                   $ 747,683            $ -     $ 1,169,229             $ -      $ 3,339,460              $ -          $ 432,369            $ -         $ 244,950      $ 142,007            $ 41,268            $ -          $ 204,732             $ -
                                                 =============================   =============================   ===============================   ===============================   ==============================   ================================   ================================
                                                 =============================   =============================   ===============================   ===============================   ==============================   ================================   ================================

-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

See Notes to Financial Statements.

* Date Operations Commenced.

AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
VARIABLE ACCOUNT B - CLASS 3 AS IMPACT
STATEMENTS OF CHANGES IN NET ASSETS

-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

                                                   ProFunds                        ProFunds                        ProFunds                           ProFunds                          ProFunds                          ProFunds                          ProFunds
                                                    VP OTC                              VP Real Estate                   VP Technology                 VP Telecommunications          VP Ultra OTC                          VP Ultra Small Cap            VP Utilities
                                                 -----------------------------   -----------------------------   -------------------------------   -------------------------------   ------------------------------   --------------------------------   --------------------------------
                                                 -----------------------------   -----------------------------   -------------------------------   -------------------------------   ------------------------------   --------------------------------   --------------------------------
                                                 * Jan. 22 thru  Year Ended      * Jan. 22 thru Year Ended       * Jan. 22 thru   Year Ended       * Jan. 22 thru    Year Ended        Year Ended     Year Ended         Year Ended      Year Ended      * Jan. 22 thru    Year Ended
                                                 Dec. 31, 2001 Dec. 31, 2000     Dec. 31, 2001 Dec. 31, 2000     Dec. 31, 2001  Dec. 31, 2000       Dec. 31, 2001  Dec. 31, 2000     Dec. 31, 2001  Dec. 31, 2000      Dec. 31, 2001   Dec. 31, 2000      Dec. 31, 2001   Dec. 31, 2000
                                                 -----------------------------   -----------------------------   -------------------------------   -------------------------------   ------------------------------   --------------------------------   --------------------------------
                                                 -----------------------------   -----------------------------   -------------------------------   -------------------------------   ------------------------------   --------------------------------   --------------------------------

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
     Net Investment Income (Loss)                     $ (8,971)           $ -        $ (2,075)            $ -           $ (742)             $ -             $ (207)           $ -         $ (20,972)     $ (43,593)          $ (14,655)      $ (7,737)          $ (2,174)            $ -
     Net Realized Gain (Loss)                         (205,364)             -           9,488               -           (9,480)               -            (14,725)             -        (6,191,545)    (2,444,665)           (312,992)      (363,604)           (68,779)              -
     Net Unrealized Gain (Loss) On Investments          33,362              -           5,767               -           (1,054)               -                  6              -         3,538,806     (3,960,471)            216,381         11,404             (7,546)              -
                                                 -----------------------------   -----------------------------   -------------------------------   -------------------------------   ------------------------------   --------------------------------   --------------------------------
                                                 -----------------------------   -----------------------------   -------------------------------   -------------------------------   ------------------------------   --------------------------------   --------------------------------

     Net Increase (Decrease) In Net Assets Resulting
        From Operations                               (180,973)             -          13,180               -          (11,276)               -            (14,926)             -        (2,673,711)    (6,448,729)           (111,266)      (359,937)           (78,499)              -
                                                 -----------------------------   -----------------------------   -------------------------------   -------------------------------   ------------------------------   --------------------------------   --------------------------------
                                                 -----------------------------   -----------------------------   -------------------------------   -------------------------------   ------------------------------   --------------------------------   --------------------------------

CAPITAL SHARE TRANSACTIONS:
     Transfers of Annuity Fund Deposits                330,745              -          15,708               -           30,533                -                  -              -           377,065      1,943,619             347,484        531,479             30,858               -
     Net Transfers Between Sub-accounts              2,071,822              -         317,901               -           70,785                -             16,199              -           914,633      6,926,194           1,829,148      1,059,717            162,390               -
     Surrenders                                        (13,360)             -          (9,442)              -           (1,137)               -               (339)             -           (47,617)      (115,066)            (37,580)       (60,027)            (4,638)              -
                                                 -----------------------------   -----------------------------   -------------------------------   -------------------------------   ------------------------------   --------------------------------   --------------------------------
                                                 -----------------------------   -----------------------------   -------------------------------   -------------------------------   ------------------------------   --------------------------------   --------------------------------

     Net Increase (Decrease) In Net Assets Resulting
        From Capital Share Transactions              2,389,207              -         324,167               -          100,181                -             15,860              -         1,244,081      8,754,747           2,139,052      1,531,169            188,610               -
                                                 -----------------------------   -----------------------------   -------------------------------   -------------------------------   ------------------------------   --------------------------------   --------------------------------
                                                 -----------------------------   -----------------------------   -------------------------------   -------------------------------   ------------------------------   --------------------------------   --------------------------------

TOTAL INCREASE (DECREASE) IN NET ASSETS              2,208,234              -         337,347               -           88,905                -                934              -        (1,429,630)     2,306,018           2,027,786      1,171,232            110,111               -
                                                 -----------------------------   -----------------------------   -------------------------------   -------------------------------   ------------------------------   --------------------------------   --------------------------------
                                                 -----------------------------   -----------------------------   -------------------------------   -------------------------------   ------------------------------   --------------------------------   --------------------------------

NET ASSETS:
     Beginning of Period                                     -              -               -               -                -                -                  -              -         3,304,158        998,140           1,217,229         45,997                  -               -
                                                 -----------------------------   -----------------------------   -------------------------------   -------------------------------   ------------------------------   --------------------------------   --------------------------------
                                                 -----------------------------   -----------------------------   -------------------------------   -------------------------------   ------------------------------   --------------------------------   --------------------------------
     End of Period                                 $ 2,208,234            $ -       $ 337,347             $ -         $ 88,905              $ -              $ 934            $ -       $ 1,874,527    $ 3,304,158         $ 3,245,015    $ 1,217,229          $ 110,111             $ -
                                                 =============================   =============================   ===============================   ===============================   ==============================   ================================   ================================
                                                 =============================   =============================   ===============================   ===============================   ==============================   ================================   ================================

-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

See Notes to Financial Statements.

* Date Operations Commenced.

AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
VARIABLE ACCOUNT B - CLASS 3 AS IMPACT
STATEMENTS OF CHANGES IN NET ASSETS

------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

                                                 Prudential - SP                    Rydex                            Rydex                              Rydex                             WFVT                              WFVT
                                                    Jennison Int'l Growth            Nova                             OTC                               Ursa                         Equity Income                      Equity Value
                                                 -----------------------------   -----------------------------   -------------------------------   -------------------------------   ------------------------------   --------------------------------
                                                 -----------------------------   -----------------------------   -------------------------------   -------------------------------   ------------------------------   --------------------------------
                                                 * May 1 thru    Year Ended       Year Ended    Year Ended        Year Ended      Year Ended         Year Ended      Year Ended        Year Ended   * Oct 23 thru        Year Ended      Year Ended
                                                 Dec. 31, 2001 Dec. 31, 2000     Dec. 31, 2001 Dec. 31, 2000     Dec. 31, 2001  Dec. 31, 2000       Dec. 31, 2001  Dec. 31, 2000     Dec. 31, 2001  Dec. 31, 2000      Dec. 31, 2001   Dec. 31, 2000
                                                 -----------------------------   -----------------------------   -------------------------------   -------------------------------   ------------------------------   --------------------------------
                                                 -----------------------------   -----------------------------   -------------------------------   -------------------------------   ------------------------------   --------------------------------

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
     Net Investment Income (Loss)                       $ (352)           $ -       $ 374,100        $ (3,919)       $ (39,351)       $ (75,017)          $ 10,166       $ 13,401             $ (28)         $ 108            $ (4,850)      $ (2,416)
     Net Realized Gain (Loss)                           10,795              -      (1,466,752)       (745,993)      (4,107,215)         256,242            (14,622)      (156,738)          (11,676)          (109)             (2,946)        (9,451)
     Net Unrealized Gain (Loss) On Investments           7,177              -          79,668        (605,903)       2,082,057       (4,460,420)            16,915         26,864            (2,930)         1,889             (83,857)        40,089
                                                 -----------------------------   -----------------------------   -------------------------------   -------------------------------   ------------------------------   --------------------------------
                                                 -----------------------------   -----------------------------   -------------------------------   -------------------------------   ------------------------------   --------------------------------

     Net Increase (Decrease) In Net Assets Resulting
        From Operations                                 17,620              -      (1,012,984)     (1,355,815)      (2,064,509)      (4,279,195)            12,459       (116,473)          (14,634)         1,888             (91,653)        28,222
                                                 -----------------------------   -----------------------------   -------------------------------   -------------------------------   ------------------------------   --------------------------------
                                                 -----------------------------   -----------------------------   -------------------------------   -------------------------------   ------------------------------   --------------------------------

CAPITAL SHARE TRANSACTIONS:
     Transfers of Annuity Fund Deposits                  7,375              -         658,733       1,710,190          215,453        4,017,803              1,838         63,884            30,337          6,000             164,351        298,072
     Net Transfers Between Sub-accounts                263,400              -      (1,639,066)      1,931,263       (2,486,958)       2,528,554           (564,350)      (520,647)           65,413        107,933            (562,779)       978,545
     Surrenders                                              -              -         (80,139)        (81,781)        (163,268)        (208,178)              (519)       (20,200)           (2,918)             -             (19,012)       (12,574)
                                                 -----------------------------   -----------------------------   -------------------------------   -------------------------------   ------------------------------   --------------------------------
                                                 -----------------------------   -----------------------------   -------------------------------   -------------------------------   ------------------------------   --------------------------------

     Net Increase (Decrease) In Net Assets Resulting
        From Capital Share Transactions                270,775              -      (1,060,472)      3,559,672       (2,434,773)       6,338,179           (563,031)      (476,963)           92,832        113,933            (417,440)     1,264,043
                                                 -----------------------------   -----------------------------   -------------------------------   -------------------------------   ------------------------------   --------------------------------
                                                 -----------------------------   -----------------------------   -------------------------------   -------------------------------   ------------------------------   --------------------------------

TOTAL INCREASE (DECREASE) IN NET ASSETS                288,395              -      (2,073,456)      2,203,857       (4,499,282)       2,058,984           (550,572)      (593,436)           78,198        115,821            (509,093)     1,292,265
                                                 -----------------------------   -----------------------------   -------------------------------   -------------------------------   ------------------------------   --------------------------------
                                                 -----------------------------   -----------------------------   -------------------------------   -------------------------------   ------------------------------   --------------------------------

NET ASSETS:
     Beginning of Period                                     -              -       3,487,788       1,283,931        6,956,879        4,897,895            644,884      1,238,320           115,821              -           1,527,024        234,759
                                                 -----------------------------   -----------------------------   -------------------------------   -------------------------------   ------------------------------   --------------------------------
                                                 -----------------------------   -----------------------------   -------------------------------   -------------------------------   ------------------------------   --------------------------------
     End of Period                                   $ 288,395            $ -     $ 1,414,332     $ 3,487,788      $ 2,457,597      $ 6,956,879           $ 94,312      $ 644,884         $ 194,019      $ 115,821         $ 1,017,932    $ 1,527,024
                                                 =============================   =============================   ===============================   ===============================   ==============================   ================================
                                                 =============================   =============================   ===============================   ===============================   ==============================   ================================

------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

See Notes to Financial Statements.

* Date Operations Commenced.

American Skandia Life Assurance Corporation
Variable Account B - Class 3 AS Impact

Notes to Financial Statements
December 31, 2001
----------------------------------------------------------------------------------------------------------------------

1.   ORGANIZATION

     American  Skandia  Life  Assurance  Corporation  Variable  Account  B - Class  3 (the  "Account")  is a  separate investment account of American Skandia Life Assurance Corporation ("American Skandia" or "Company").  The Account
     is registered  with the Securities  and Exchange  Commission  under the Investment  Company Act of 1940 as a unit investment trust.  The Account commenced operations May 1, 1995.

     As of December 31, 2001, the Account consisted of eighty-eight  sub-accounts.  These financial  statements report on seventy  sub-accounts  offered in the AS Impact Variable  Annuity.  Each of the seventy  sub-accounts  invests only in a single  corresponding  portfolio of either American Skandia Trust,  Montgomery  Variable Series,  Wells
     Fargo Variable Trust, Rydex Variable Trust,  INVESCO Variable Investment Funds, Inc., ProFunds VP, The Prudential
     Series  Fund,  Inc.,  Evergreen  Variable  Annuity  Trust or First  Defined  Portfolio  Fund LLC (the  "Trusts").
     American Skandia Investment Services,  Incorporated,  an affiliate of American Skandia, is the investment manager for American Skandia Trust, while AIM Capital Management,  Inc., Lord Abbett & Co., Janus Capital Corporation, J.
     P. Morgan Investment Management Inc., Neuberger Berman Management Incorporated,  Federated Investment Counseling,
     T. Rowe Price  Associates,  Inc., T. Rowe Price  International,  Inc.,  Founders Asset  Management,  LLC, Pacific
     Investment Management Company,  INVESCO Funds Group Inc., American Century Investment  Management,  Inc., Marsico
     Capital  Management LLC, Cohen and Steers Capital  Management,  Inc.,  Massachusetts  Financial Services Company,
     Sanford C.  Bernstein  & Co.,  LLC,  Alliance  Capital  Management,  L.P.,  Fred Alger  Management,  Inc.,  GAMCO
     Investors, Inc., Zurich Scudder Investments,  Inc., Kinetics Asset Management,  Inc. Pilgrim Baxter & Associates,
     Ltd., Goldman Sachs Asset Management,  Deutsche Asset Management, Inc and Strong Capital Management, Inc. are the
     sub-advisors.  Montgomery Asset Management,  L.P. is the investment  advisor for the Montgomery  Variable Series.
     Wells Fargo Bank N.A. is the investment  advisor for the Wells Fargo Variable  Trust.  PADCO Advisors II, Inc. is
     the investment advisor for the Rydex Variable Trust.  INVESCO Funds Group, Inc. is the investment advisor for the
     INVESCO  Variable  Investment  Funds,  Inc.  ProFund  Advisors  LLC is the  investment  advisor for  ProFunds VP.
     Evergreen Asset Management Corp. is the investment advisor for Evergreen VA Global Leaders.  Meridian  Investment
     Company is the  investment  advisor  for the  Evergreen  VA  Special  Equity  Fund.  Prudential  Investment  Fund
     Management,  LLC/Jennison  Associates,  LLC are the investment advisors for Prudential SP Jennison  International
     Growth.

     The investment advisors are paid fees for their services by the respective Trusts.

     The annuities  described  above are  distributed by American  Skandia  Marketing,  Inc., an affiliate of American
     Skandia.

1.   ORGANIZATION (continued)

     During 2001, the following  sub-accounts  incurred a name change or sub-advisor  change:  AST Alger Growth merged into AST MFS Growth;  AST Alger Mid-Cap Growth merged into AST Alger All-Cap Growth, AST Goldman Sachs Small-Cap
     Value (formerly AST Lord Abbett  Small-Cap  Value),  AST Scudder  Small-Cap Growth (formerly AST Kemper Small-Cap
     Growth),  AST PBHG Small-Cap Growth  (formerly AST Janus Small-Cap  Growth),  AST American Century  International
     Growth II merged into AST  American  Century  International  Growth,  AST DeAm  Small-Cap  Growth  (formerly  AST
     Scudder Small-Cap Growth), AST Strong International Equity (formerly AST AIM International Equity),  Evergreen VA
     International  Growth (formerly  Evergreen VA Perpetual  International) and AST Money Market sub-advised by Wells
     Fargo Capital Management, Inc. (formerly AST Money Market sub-advised by J.P. Morgan Investment Management).

     In 2000,  Variable B - Class 3 AS Impact included 10 subaccounts  representing  Variable Account B - Class 3 Nike
     (excluding  Nike 10  Uncommon  Values Fund which is included in these  statements).  The  accompanying  financial statements  do not include  these  subaccounts  for the years ended  December 31, 2001 and 2000.  Contractowner's equity at December 31, 2000 is reconciled as follows:

     As previously reported                   $579,466,643
     Less:  Class 3 Nike                        12,389,480
                                          -----------------
     As reported herein                       $567,077,163
                                          =================

2.   VALUATION OF INVESTMENTS

     The fair value of the  investments in the  sub-accounts is based on the net asset values of the Trust shares held at the end of the current period.

     Transactions  are  accounted  for on the trade  date and  dividend  income is  recognized  on an  accrual  basis.
     Realized gains and losses on sales of investments are determined on a first-in first-out basis.

3.       ESTIMATES

     The  preparation of financial  statements in conformity  with  accounting  principles  generally  accepted in the
     United States requires that management make estimates and assumptions  that affect the reported amounts of assets and liabilities at the date of the financial  statements and the reported amounts of revenues and expenses during the reporting period.  Actual results could differ from those estimates.

4.   INCOME TAXES

     American  Skandia does not expect to incur any federal  income tax  liability on  earnings,  or realized  capital gains  attributable to the Account;  therefore,  no charges for federal income taxes are currently  deducted from the Account.  If American Skandia incurs income taxes attributable to the Account, or.
4.   INCOME TAXES (continued)

     determines  that such taxes will be  incurred,  it may make a charge for such taxes  against the  Account.  Under current  laws,  American  Skandia may incur state and local  income taxes (in addition to premium tax) in several states.  The Company does not anticipate  that these taxes will be  significant.  However,  American  Skandia may make changes to the Account in the event that the amount of these taxes changes.

5.   DIVERSIFICATION REQUIREMENTS

     Section 817(h) of the Internal  Revenue Code provides that a variable annuity  contract,  in order to qualify as an annuity, must have an "adequately  diversified"  segregated asset account (including  investments in a mutual fund by the segregated asset account of the insurance  companies).  If the  diversification  requirements  under the  Internal  Revenue  Code are not met and the  annuity is not  treated as an annuity,  the  taxpayer  will be subject to income tax on the annual gain in the contract.  The Treasury  Department's  regulations prescribe the diversification  requirements for variable annuity  contracts.  The Company believes the underlying  mutual fund portfolios have continuously complied with the terms of these regulations.

6.   CONTRACT CHARGES

     The following  contract  charges are paid to American  Skandia,  which  provides  administrative  services to the
     Account:

     Mortality  and Expense  Risk  Charges - Charged  daily  against the Account at an annual rate of 0.85% of the net assets.

     Administrative  Fees -  Charged  daily  against  the  Account  at an  annual  rate of .15% of the net  assets.  A maintenance  fee  equaling the smaller of $35 or 2% of the current  Account  value is deducted at the end of each contract year and on surrender for each contractowner account.

     Transfer Fees - Charged at a rate of $10 for each transfer after the 20th,  for each  contractowner  account,  in each annuity year.

     Contingent Deferred Sales Charges are computed as set forth in the AS Impact Variable Annuity  prospectus.  These charges may be imposed on the full or partial  surrender of certain  contracts.  There is no contingent  deferred sales  charge if all  premiums  were  received  at least  eight  complete  years prior to the date of the full or partial surrender.

AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
VARIABLE ACCOUNT B - CLASS 3 AS IMPACT

NOTES TO FINANCIAL STATEMENTS (continued)

------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

7.   CHANGES IN THE UNITS OUTSTANDING

                                                             -----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
                                                             -----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
                                                                   AAF                                   AAF                                      AST                               AST - Alger                             AST - Alger                              AST - Alger                                AST - Alliance Bernstein
                                                                 Growth                                       Mid-Cap Growth                 AIM Balanced                          All-Cap Growth                             Growth                                Mid-Cap Growth                         Growth & Value
                                                             -----------------------------------   -------------------------------------   --------------------------------------------------------------------------   --------------------------------------    -------------------------------------   --------------------------------------
                                                             -----------------------------------   -------------------------------------   --------------------------------------------------------------------------   --------------------------------------    -------------------------------------   --------------------------------------
                                                               Year Ended       Jan. 1 thru           Year Ended        Jan. 1 thru           Year Ended        Year Ended           Year Ended       Year Ended            Jan. 1 thru      * Nov. 11 thru          Jan. 1 thru      * Nov. 11 thru        * May 1 thru        Year Ended
                                                              Dec. 31, 2001   Nov. 11, 2000 **      Dec. 31, 2001    Nov. 11, 2000 **        Dec. 31, 2001     Dec. 31, 2000       Dec. 31, 2001     Dec. 31, 2000       Feb. 16, 2001 **     Dec. 31, 2000        Feb. 16, 2001 **    Dec. 31, 2000        Dec. 31, 2001      Dec. 31, 2000
                                                             -----------------------------------   -------------------------------------   --------------------------------------------------------------------------   --------------------------------------    -------------------------------------   --------------------------------------
                                                             -----------------------------------   -------------------------------------   --------------------------------------------------------------------------   --------------------------------------    -------------------------------------   --------------------------------------
Units Outstanding Beginning of the Period                                  -            553,509                   -             592,420              405,189           224,581           1,568,977                 -              1,618,124                 -              2,425,378                 -                    -                   -
Units Purchased                                                            -             77,368                (442)            211,182               99,852           176,667             354,943           648,447                  4,256            18,530                  4,275            14,117                7,766                   -
Units Transferred Between Sub-accounts                                     -           (601,739)                411            (762,184)             (32,589)           22,478           3,854,978           953,066             (1,599,753)        1,613,452             (2,415,576)        2,441,269               34,194                   -
Units Surrendered                                                          -            (29,138)                 31             (41,418)             (25,791)          (18,537)           (373,366)          (32,536)               (22,627)          (13,858)               (14,077)          (30,008)                (370)                  -
                                                             -----------------------------------   -------------------------------------   ------------------------------------------------------------------------------------------------------------------------------------------------------------   --------------------------------------
                                                             -----------------------------------   -------------------------------------   ------------------------------------------------------------------------------------------------------------------------------------------------------------   --------------------------------------
Units Outstanding End of the Period                                        -                  -                   -                   -              446,661           405,189           5,405,532         1,568,977                      -         1,618,124                      -         2,425,378               41,590                   -
                                                             ===================================   =====================================   ============================================================================================================================================================   ======================================
                                                             ===================================   =====================================   ============================================================================================================================================================   ======================================

------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
* Date Operations Commenced.
** Date Operations Merged

AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
VARIABLE ACCOUNT B - CLASS 3 AS IMPACT

NOTES TO FINANCIAL STATEMENTS (continued)

------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

7.   CHANGES IN THE UNITS OUTSTANDING

                                                             -----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
                                                             -----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
                                                             AST - Alliance                         AST - Alliance                               AST - American Century                 AST - American Century                 AST - American Century                    AST - American Century                   AST - Cohen & Steers
                                                                 Growth                                     Growth and Income                        Income & Growth                     International Growth                  International Growth II            Strategic Balanced                         Real Estate
                                                             -----------------------------------   -------------------------------------   ------------------------------------   -----------------------------------   --------------------------------------    -------------------------------------   --------------------------------------
                                                             -----------------------------------   -------------------------------------   ------------------------------------   -----------------------------------   --------------------------------------    -------------------------------------   --------------------------------------
                                                               Year Ended        Year Ended           Year Ended        Year Ended            Year Ended        Year Ended           Year Ended       Year Ended            Jan. 1 thru        Year Ended             Year Ended        Year Ended           Year Ended         Year Ended
                                                              Dec. 31, 2001    Dec. 31, 2000        Dec. 31, 2001      Dec. 31, 2000         Dec. 31, 2001     Dec. 31, 2000       Dec. 31, 2001     Dec. 31, 2000       Sep. 24, 2001 **     Dec. 31, 2000         Dec. 31, 2001      Dec. 31, 2000        Dec. 31, 2001      Dec. 31, 2000
                                                             -----------------------------------   -------------------------------------   ------------------------------------   -----------------------------------   --------------------------------------    -------------------------------------   --------------------------------------
                                                             -----------------------------------   -------------------------------------   ------------------------------------   -----------------------------------   --------------------------------------    -------------------------------------   --------------------------------------
Units Outstanding Beginning of the Period                            284,849            151,380             949,812             570,493              897,932           507,769             847,905           127,367              1,001,706           867,679                181,183           161,997              374,029             264,103
Units Purchased                                                      122,853             67,893             256,702             172,782               92,713           302,436             228,245           327,561                 10,735           173,092                 19,693            46,493               46,821              66,028
Units Transferred Between Sub-accounts                                79,671             70,973             452,600             237,570             (194,322)          115,102             400,571           402,062               (922,484)           46,837                 67,777           (10,379)              43,338              49,715
Units Surrendered                                                    (18,270)            (5,397)           (206,625)            (31,033)            (120,867)          (27,375)            (44,746)           (9,085)               (89,957)          (85,902)                (5,918)          (16,928)             (19,717)             (5,817)
                                                             -----------------------------------   -------------------------------------   ------------------------------------   -----------------------------------   --------------------------------------    -------------------------------------   --------------------------------------
                                                             -----------------------------------   -------------------------------------   ------------------------------------   -----------------------------------   --------------------------------------    -------------------------------------   --------------------------------------
Units Outstanding End of the Period                                  469,103            284,849           1,452,489             949,812              675,456           897,932           1,431,975           847,905                      -         1,001,706                262,735           181,183              444,471             374,029
                                                             ===================================   =====================================   ====================================   ===================================   ======================================    =====================================   ======================================
                                                             ===================================   =====================================   ====================================   ===================================   ======================================    =====================================   ======================================

------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
* Date Operations Commenced.
** Date Operations Merged

AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
VARIABLE ACCOUNT B - CLASS 3 AS IMPACT

NOTES TO FINANCIAL STATEMENTS (continued)

------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

7.   CHANGES IN THE UNITS OUTSTANDING

                                                             ------------------------------------------------------------------------------------------------------------------   --------------------------------------------------------------------------------------------------------------------------------------------------------------
                                                             ------------------------------------------------------------------------------------------------------------------   --------------------------------------------------------------------------------------------------------------------------------------------------------------
                                                               AST - DeAm                          AST - Federated                          AST - Federated                        AST - Founders                          AST - Gabelli                            AST - Gabelli                                  AST - Goldman Sachs
                                                                      Small-Cap Growth                      Aggressive Growth                 High Yield                              Passport                             All-Cap Value                           Small-Cap Value                         Small-Cap Value
                                                             -----------------------------------   -------------------------------------   ------------------------------------   -----------------------------------   --------------------------------------    -------------------------------------   --------------------------------------
                                                             -----------------------------------   -------------------------------------   ------------------------------------   -----------------------------------   --------------------------------------    -------------------------------------   --------------------------------------
                                                               Year Ended        Year Ended           Year Ended      * Oct. 23 thru          Year Ended        Year Ended           Year Ended       Year Ended            Year Ended       * Oct. 23 thru           Year Ended        Year Ended           Year Ended         Year Ended
                                                              Dec. 31, 2001    Dec. 31, 2000        Dec. 31, 2001      Dec. 31, 2000         Dec. 31, 2001     Dec. 31, 2000       Dec. 31, 2001     Dec. 31, 2000         Dec. 31, 2001      Dec. 31, 2000         Dec. 31, 2001      Dec. 31, 2000        Dec. 31, 2001      Dec. 31, 2000
                                                             -----------------------------------   -------------------------------------   ------------------------------------   -----------------------------------   --------------------------------------    -------------------------------------   --------------------------------------
                                                             -----------------------------------   -------------------------------------   ------------------------------------   -----------------------------------   --------------------------------------    -------------------------------------   --------------------------------------
Units Outstanding Beginning of the Period                          1,179,936            633,363                 940                   -              917,795           996,675             362,582           153,631                 53,501                 -                654,465         1,263,602              566,898             259,444
Units Purchased                                                      272,395            478,698              50,159                   -              157,241           226,596              36,304           159,646                177,278             1,557                117,629            90,356              148,901             110,147
Units Transferred Between Sub-accounts                                (3,876)            94,391             155,224                 940              (16,405)         (259,016)            (61,429)           55,022                536,141            52,306                253,816          (680,509)             277,253             203,862
Units Surrendered                                                    (83,036)           (26,516)            (11,135)                  -              (87,789)          (46,460)            (20,226)           (5,717)               (14,830)             (362)               (41,485)          (18,984)             (27,815)             (6,555)
                                                             -----------------------------------   -------------------------------------   ------------------------------------   -----------------------------------   --------------------------------------    -------------------------------------   --------------------------------------
                                                             -----------------------------------   -------------------------------------   ------------------------------------   -----------------------------------   --------------------------------------    -------------------------------------   --------------------------------------
Units Outstanding End of the Period                                1,365,419          1,179,936             195,188                 940              970,842           917,795             317,231           362,582                752,090            53,501                984,425           654,465              965,237             566,898
                                                             ===================================   =====================================   ====================================   ===================================   ======================================    =====================================   ======================================
                                                             ===================================   =====================================   ====================================   ===================================   ======================================    =====================================   ======================================

------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
* Date Operations Commenced.
** Date Operations Merged

AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
VARIABLE ACCOUNT B - CLASS 3 AS IMPACT

NOTES TO FINANCIAL STATEMENTS (continued)

------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

7.   CHANGES IN THE UNITS OUTSTANDING

                                                             -----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
                                                             -----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
                                                              AST - INVESCO                              AST                                  AST - Janus                           AST - Janus                             AST - Janus                             AST - Kinetics                                  AST - Lord Abbett
                                                              Equity Income                         JanCap Growth                           Mid-Cap Growth                                 Overseas Growth                Strategic Value                              Internet                            Bond Debenture
                                                             -----------------------------------   -------------------------------------   ------------------------------------   -----------------------------------   --------------------------------------    -------------------------------------   --------------------------------------
                                                             -----------------------------------   -------------------------------------   ------------------------------------   -----------------------------------   --------------------------------------    -------------------------------------   --------------------------------------
                                                               Year Ended        Year Ended           Year Ended        Year Ended            Year Ended       * May 1 thru          Year Ended       Year Ended            Year Ended       * Oct. 23 thru           Year Ended      * Oct. 23 thru         Year Ended       * Oct. 23 thru
                                                              Dec. 31, 2001    Dec. 31, 2000        Dec. 31, 2001      Dec. 31, 2000         Dec. 31, 2001     Dec. 31, 2000       Dec. 31, 2001     Dec. 31, 2000         Dec. 31, 2001      Dec. 31, 2000         Dec. 31, 2001      Dec. 31, 2000        Dec. 31, 2001      Dec. 31, 2000
                                                             -----------------------------------   -------------------------------------   ------------------------------------   -----------------------------------   --------------------------------------    -------------------------------------   --------------------------------------
                                                             -----------------------------------   -------------------------------------   ------------------------------------   -----------------------------------   --------------------------------------    -------------------------------------   --------------------------------------
Units Outstanding Beginning of the Period                          2,121,248          1,912,354           2,288,561           1,661,006              148,710                 -           1,424,323         1,182,230                  3,884                 -                  2,779                 -                2,993                   -
Units Purchased                                                      175,895            338,958             139,389             667,525              238,085            61,464              14,340           270,196                 69,312               509                  2,738                 -               43,684               2,993
Units Transferred Between Sub-accounts                               (32,522)            61,365            (158,394)             90,234               36,711            87,442            (334,440)           30,490                130,972             3,375                    428             2,781              116,821                   -
Units Surrendered                                                   (282,383)          (191,429)           (190,854)           (130,204)              (8,067)             (196)            (84,671)          (58,593)                (4,477)                -                    (96)               (2)              (3,291)                  -
                                                             -----------------------------------   -------------------------------------   ------------------------------------   -----------------------------------   --------------------------------------    -------------------------------------   --------------------------------------
                                                             -----------------------------------   -------------------------------------   ------------------------------------   -----------------------------------   --------------------------------------    -------------------------------------   --------------------------------------
Units Outstanding End of the Period                                1,982,238          2,121,248           2,078,702           2,288,561              415,439           148,710           1,019,552         1,424,323                199,691             3,884                  5,849             2,779              160,207               2,993
                                                             ===================================   =====================================   ====================================   ===================================   ======================================    =====================================   ======================================
                                                             ===================================   =====================================   ====================================   ===================================   ======================================    =====================================   ======================================

------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
* Date Operations Commenced.
** Date Operations Merged

AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
VARIABLE ACCOUNT B - CLASS 3 AS IMPACT

NOTES TO FINANCIAL STATEMENTS (continued)

------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

7.   CHANGES IN THE UNITS OUTSTANDING

                                                             -----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
                                                             -----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
                                                              AST - Marsico                           AST - MFS                                AST - MFS                             AST - MFS                                  AST                                     AST - Neuberger & Berman                AST - Neuberger & Berman
                                                             Capital Growth                         Global Equity                               Growth                                    Growth with Income               Money Market                             Mid-Cap Growth                          Mid-Cap Value
                                                             -----------------------------------   -------------------------------------   --------------------------------------------------------------------------   --------------------------------------    -------------------------------------   --------------------------------------
                                                             -----------------------------------   -------------------------------------   --------------------------------------------------------------------------   --------------------------------------    -------------------------------------   --------------------------------------
                                                               Year Ended        Year Ended           Year Ended        Year Ended            Year Ended        Year Ended           Year Ended       Year Ended            Year Ended         Year Ended             Year Ended        Year Ended           Year Ended         Year Ended
                                                              Dec. 31, 2001    Dec. 31, 2000        Dec. 31, 2001      Dec. 31, 2000         Dec. 31, 2001     Dec. 31, 2000       Dec. 31, 2001     Dec. 31, 2000         Dec. 31, 2001      Dec. 31, 2000         Dec. 31, 2001      Dec. 31, 2000        Dec. 31, 2001      Dec. 31, 2000
                                                             -----------------------------------   -------------------------------------   --------------------------------------------------------------------------   --------------------------------------    -------------------------------------   --------------------------------------
                                                             -----------------------------------   -------------------------------------   --------------------------------------------------------------------------   --------------------------------------    -------------------------------------   --------------------------------------
Units Outstanding Beginning of the Period                          1,850,711          1,341,567              34,859                 331              205,446             9,192             370,790            91,507              2,095,532         2,695,837                520,628           135,389              908,877           1,216,796
Units Purchased                                                      334,749            526,565             109,155              28,927              268,551            96,006             126,996           175,011              4,839,222         4,342,331                 83,412           122,436              156,140             117,094
Units Transferred Between Sub-accounts                               (32,666)            76,102              30,746               5,735            1,491,158           101,103            (103,393)          108,775             (2,160,728)       (4,584,567)               (96,929)          273,145               16,321            (378,099)
Units Surrendered                                                   (143,062)           (93,523)             (4,297)               (134)            (156,282)             (855)            (10,818)           (4,503)              (864,602)         (358,069)               (23,076)          (10,342)             (94,821)            (46,914)
                                                             -----------------------------------   -------------------------------------   ------------------------------------   -----------------------------------   --------------------------------------    -------------------------------------   --------------------------------------
                                                             -----------------------------------   -------------------------------------   ------------------------------------   -----------------------------------   --------------------------------------    -------------------------------------   --------------------------------------
Units Outstanding End of the Period                                2,009,732          1,850,711             170,463              34,859            1,808,873           205,446             383,575           370,790              3,909,424         2,095,532                484,035           520,628              986,517             908,877
                                                             ===================================   =====================================   ====================================   ===================================   ======================================    =====================================   ======================================
                                                             ===================================   =====================================   ====================================   ===================================   ======================================    =====================================   ======================================

------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
* Date Operations Commenced.
** Date Operations Merged

AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
VARIABLE ACCOUNT B - CLASS 3 AS IMPACT

NOTES TO FINANCIAL STATEMENTS (continued)

------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

7.   CHANGES IN THE UNITS OUTSTANDING

                                                             -----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
                                                             -----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
                                                               AST - PBHG                            AST - PIMCO                              AST - PIMCO                              AST - Sanford Bernstein                 AST - Sanford Bernstein                   AST                                AST - Strong
                                                                      Small-Cap Growth                    Limited Maturity Bond                     Total Return Bond                Core Value                                   Managed Index 500                 Scudder Japan                                 International Equity
                                                             -----------------------------------   -------------------------------------   ------------------------------------   -----------------------------------   --------------------------------------    -------------------------------------   --------------------------------------
                                                             -----------------------------------   -------------------------------------   ------------------------------------   -----------------------------------   --------------------------------------    -------------------------------------   --------------------------------------
                                                               Year Ended        Year Ended           Year Ended        Year Ended            Year Ended        Year Ended          * May 1 thru      Year Ended            Year Ended         Year Ended             Year Ended       * Oct 23 thru         Year Ended         Year Ended
                                                              Dec. 31, 2001    Dec. 31, 2000        Dec. 31, 2001      Dec. 31, 2000         Dec. 31, 2001     Dec. 31, 2000       Dec. 31, 2001     Dec. 31, 2000         Dec. 31, 2001      Dec. 31, 2000         Dec. 31, 2001      Dec. 31, 2000        Dec. 31, 2001      Dec. 31, 2000
                                                             -----------------------------------   -------------------------------------   ------------------------------------   -----------------------------------   --------------------------------------    -------------------------------------   --------------------------------------
                                                             -----------------------------------   -------------------------------------   ------------------------------------   -----------------------------------   --------------------------------------    -------------------------------------   --------------------------------------
Units Outstanding Beginning of the Period                          1,185,064          1,334,152             620,131             460,643            1,420,992         1,187,617                   -                 -              1,009,843           664,544                      -                 -              673,447             482,766
Units Purchased                                                       16,842             84,672             291,204             241,989              535,984           322,387              20,687                 -                185,753           267,292                  3,627                 -              110,767             162,011
Units Transferred Between Sub-accounts                               (27,230)          (137,942)            106,002             (59,887)             293,722           (38,280)             29,180                 -                (53,692)          110,645                 31,554                 1              (72,147)             48,852
Units Surrendered                                                   (137,593)           (95,818)            (57,026)            (22,614)            (102,329)          (50,732)               (552)                -                (39,569)          (32,638)                   (91)               (1)             (93,723)            (20,182)
                                                             -----------------------------------   -------------------------------------   ------------------------------------   -----------------------------------   --------------------------------------    -------------------------------------   --------------------------------------
                                                             -----------------------------------   -------------------------------------   ------------------------------------   -----------------------------------   --------------------------------------    -------------------------------------   --------------------------------------
Units Outstanding End of the Period                                1,037,083          1,185,064             960,311             620,131            2,148,369         1,420,992              49,315                 -              1,102,335         1,009,843                 35,090                 -              618,344             673,447
                                                             ===================================   =====================================   ====================================   ===================================   ======================================    =====================================   ======================================
                                                             ===================================   =====================================   ====================================   ===================================   ======================================    =====================================   ======================================

------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
* Date Operations Commenced.
** Date Operations Merged

AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
VARIABLE ACCOUNT B - CLASS 3 AS IMPACT

NOTES TO FINANCIAL STATEMENTS (continued)

------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

7.   CHANGES IN THE UNITS OUTSTANDING

                                                             -----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
                                                             -----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
                                                                    AST - T. Rowe Price                    AST - T. Rowe Price                     AST - T. Rowe Price               Evergreen                               Evergreen                                Evergreen                                INVESCO
                                                                      Asset Allocation               Global Bond                                    Natural Resources                     VA Global Leaders                  VA Omega                             VA Special Equity                         VIF Dynamics
                                                             -----------------------------------   -------------------------------------   ------------------------------------   -----------------------------------   --------------------------------------    -------------------------------------   --------------------------------------
                                                             -----------------------------------   -------------------------------------   ------------------------------------   -----------------------------------   --------------------------------------    -------------------------------------   --------------------------------------
                                                               Year Ended        Year Ended           Year Ended        Year Ended            Year Ended        Year Ended           Year Ended       Year Ended           * May 1 thru        Year Ended             Year Ended        Year Ended           Year Ended         Year Ended
                                                              Dec. 31, 2001    Dec. 31, 2000        Dec. 31, 2001      Dec. 31, 2000         Dec. 31, 2001     Dec. 31, 2000       Dec. 31, 2001     Dec. 31, 2000         Dec. 31, 2001      Dec. 31, 2000         Dec. 31, 2001      Dec. 31, 2000        Dec. 31, 2001      Dec. 31, 2000
                                                             -----------------------------------   -------------------------------------   ------------------------------------   -----------------------------------   --------------------------------------    -------------------------------------   --------------------------------------
                                                             -----------------------------------   -------------------------------------   ------------------------------------   -----------------------------------   --------------------------------------    -------------------------------------   --------------------------------------
Units Outstanding Beginning of the Period                            246,096            213,072             187,654             159,358              120,347           114,771              14,057               327                      -                 -                 26,603             1,510              362,661              42,367
Units Purchased                                                       15,617             51,354              20,839              45,177               19,155            19,340               7,363             4,940                    448                 -                 10,072             6,920              225,105             148,252
Units Transferred Between Sub-accounts                               (14,680)            (9,938)            (10,404)             (5,529)              11,480           (10,112)             (2,673)            8,942                 16,833                 -                 55,141            18,735               84,044             177,897
Units Surrendered                                                    (13,523)            (8,392)            (11,308)            (11,352)              (9,576)           (3,652)               (559)             (152)                   (20)                -                 (1,214)             (562)             (19,659)             (5,855)
                                                             -----------------------------------   -------------------------------------   ------------------------------------   -----------------------------------   --------------------------------------    -------------------------------------   --------------------------------------
                                                             -----------------------------------   -------------------------------------   ------------------------------------   -----------------------------------   --------------------------------------    -------------------------------------   --------------------------------------
Units Outstanding End of the Period                                  233,510            246,096             186,781             187,654              141,406           120,347              18,188            14,057                 17,261                 -                 90,602            26,603              652,151             362,661
                                                             ===================================   =====================================   ====================================   ===================================   ======================================    =====================================   ======================================
                                                             ===================================   =====================================   ====================================   ===================================   ======================================    =====================================   ======================================

------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
* Date Operations Commenced.
** Date Operations Merged

AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
VARIABLE ACCOUNT B - CLASS 3 AS IMPACT

NOTES TO FINANCIAL STATEMENTS (continued)

------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

7.   CHANGES IN THE UNITS OUTSTANDING

                                                             -----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
                                                             -----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
                                                                 INVESCO                               INVESCO                                  INVESCO                               INVESCO                               Montgomery                            Nike - First Trust                          ProFunds
                                                                   VIF Financial Services                  VIF Health Sciences              VIF Technology                              VIF Telecommunications           Emerging Markets                                  10 Uncommon Values                  VP Bear
                                                             -----------------------------------   -------------------------------------   ------------------------------------   -----------------------------------   --------------------------------------    -------------------------------------   --------------------------------------
                                                             -----------------------------------   -------------------------------------   ------------------------------------   -----------------------------------   --------------------------------------    -------------------------------------   --------------------------------------
                                                               Year Ended        Year Ended           Year Ended        Year Ended            Year Ended        Year Ended           Year Ended       Year Ended            Year Ended         Year Ended             Year Ended        Year Ended         * Jan. 22 thru       Year Ended
                                                              Dec. 31, 2001    Dec. 31, 2000        Dec. 31, 2001      Dec. 31, 2000         Dec. 31, 2001     Dec. 31, 2000       Dec. 31, 2001     Dec. 31, 2000         Dec. 31, 2001      Dec. 31, 2000         Dec. 31, 2001      Dec. 31, 2000        Dec. 31, 2001      Dec. 31, 2000
                                                             -----------------------------------   -------------------------------------   ------------------------------------   -----------------------------------   --------------------------------------    -------------------------------------   --------------------------------------
                                                             -----------------------------------   -------------------------------------   ------------------------------------   -----------------------------------   --------------------------------------    -------------------------------------   --------------------------------------
Units Outstanding Beginning of the Period                            339,706             15,355             276,348              11,536              381,725            40,298             444,077           107,346                347,578           231,741                194,464            11,020                    -                   -
Units Purchased                                                       59,297             55,669              72,987              67,194               63,649           172,273              49,273           230,119                 29,719           127,965                173,252           144,991                2,655                   -
Units Transferred Between Sub-accounts                              (112,750)           271,081              49,955             202,542               47,012           177,047            (150,208)          114,095                 22,553            (2,435)                80,240            47,315               62,209                   -
Units Surrendered                                                    (12,394)            (2,399)            (11,709)             (4,924)             (10,733)           (7,893)             (9,659)           (7,483)               (12,864)           (9,693)               (15,479)           (8,862)                (299)                  -
                                                             -----------------------------------   -------------------------------------   ------------------------------------   -----------------------------------   --------------------------------------    -------------------------------------   --------------------------------------
                                                             -----------------------------------   -------------------------------------   ------------------------------------   -----------------------------------   --------------------------------------    -------------------------------------   --------------------------------------
Units Outstanding End of the Period                                  273,859            339,706             387,581             276,348              481,653           381,725             333,483           444,077                386,986           347,578                432,477           194,464               64,565                   -
                                                             ===================================   =====================================   ====================================   ===================================   ======================================    =====================================   ======================================
                                                             ===================================   =====================================   ====================================   ===================================   ======================================    =====================================   ======================================

------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
* Date Operations Commenced.
** Date Operations Merged

AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
VARIABLE ACCOUNT B - CLASS 3 AS IMPACT

NOTES TO FINANCIAL STATEMENTS (continued)

------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

7.   CHANGES IN THE UNITS OUTSTANDING

                                                             -----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
                                                             -----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
                                                                ProFunds                               ProFunds                                ProFunds                               ProFunds                               ProFunds                                  ProFunds                               ProFunds
                                                                      VP Biotechnology               VP Bull Plus                              VP Energy                            VP Europe 30                           VP Financial                             VP Healthcare                              VP OTC
                                                             -----------------------------------   -------------------------------------   ------------------------------------   -----------------------------------   --------------------------------------    -------------------------------------   --------------------------------------
                                                             -----------------------------------   -------------------------------------   ------------------------------------   -----------------------------------   --------------------------------------    -------------------------------------   --------------------------------------
                                                             * Jan. 22 thru      Year Ended         * Jan. 22 thru      Year Ended          * Jan. 22 thru      Year Ended           Year Ended       Year Ended          * Jan. 22 thru       Year Ended           * Jan. 22 thru      Year Ended         * Jan. 22 thru       Year Ended
                                                              Dec. 31, 2001    Dec. 31, 2000        Dec. 31, 2001      Dec. 31, 2000         Dec. 31, 2001     Dec. 31, 2000       Dec. 31, 2001     Dec. 31, 2000         Dec. 31, 2001      Dec. 31, 2000         Dec. 31, 2001      Dec. 31, 2000        Dec. 31, 2001      Dec. 31, 2000
                                                             -----------------------------------   -------------------------------------   ------------------------------------   -----------------------------------   --------------------------------------    -------------------------------------   --------------------------------------
                                                             -----------------------------------   -------------------------------------   ------------------------------------   -----------------------------------   --------------------------------------    -------------------------------------   --------------------------------------
Units Outstanding Beginning of the Period                                  -                  -                   -                   -                    -                 -              13,427             2,036                      -                 -                      -                 -                    -                   -
Units Purchased                                                        7,899                  -              59,507                   -               17,131                 -               1,311             6,990                  1,288                 -                  2,353                 -               54,528                   -
Units Transferred Between Sub-accounts                               131,746                  -             390,204                   -               30,689                 -              16,662             4,783                  3,309                 -                 20,554                 -              329,358                   -
Units Surrendered                                                       (453)                 -              (4,378)                  -                 (938)                -                (569)             (382)                  (137)                -                 (1,098)                -               (2,369)                  -
                                                             -----------------------------------   -------------------------------------   ------------------------------------   -----------------------------------   --------------------------------------    -------------------------------------   --------------------------------------
                                                             -----------------------------------   -------------------------------------   ------------------------------------   -----------------------------------   --------------------------------------    -------------------------------------   --------------------------------------
Units Outstanding End of the Period                                  139,192                  -             445,333                   -               46,882                 -              30,831            13,427                  4,460                 -                 21,809                 -              381,517                   -
                                                             ===================================   =====================================   ====================================   ===================================   ======================================    =====================================   ======================================
                                                             ===================================   =====================================   ====================================   ===================================   ======================================    =====================================   ======================================

------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
* Date Operations Commenced.
** Date Operations Merged

AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
VARIABLE ACCOUNT B - CLASS 3 AS IMPACT

NOTES TO FINANCIAL STATEMENTS (continued)

------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

7.   CHANGES IN THE UNITS OUTSTANDING

                                                             -----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
                                                             -----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
                                                                ProFunds                               ProFunds                                ProFunds                               ProFunds                               ProFunds                                  ProFunds                            Prudential - SP
                                                             VP Real Estate                         VP Technology                                 VP Telecommunications             VP Ultra OTC                        VP Ultra Small Cap                           VP Utilities                                 Jennison Int'l Growth
                                                             -----------------------------------   -------------------------------------   ------------------------------------   -----------------------------------   --------------------------------------    -------------------------------------   --------------------------------------
                                                             -----------------------------------   -------------------------------------   ------------------------------------   -----------------------------------   --------------------------------------    -------------------------------------   --------------------------------------
                                                             * Jan. 22 thru      Year Ended         * Jan. 22 thru      Year Ended          * Jan. 22 thru      Year Ended           Year Ended       Year Ended            Year Ended         Year Ended           * Jan. 22 thru      Year Ended          * May 1 thru        Year Ended
                                                              Dec. 31, 2001    Dec. 31, 2000        Dec. 31, 2001      Dec. 31, 2000         Dec. 31, 2001     Dec. 31, 2000       Dec. 31, 2001     Dec. 31, 2000         Dec. 31, 2001      Dec. 31, 2000         Dec. 31, 2001      Dec. 31, 2000        Dec. 31, 2001      Dec. 31, 2000
                                                             -----------------------------------   -------------------------------------   ------------------------------------   -----------------------------------   --------------------------------------    -------------------------------------   --------------------------------------
                                                             -----------------------------------   -------------------------------------   ------------------------------------   -----------------------------------   --------------------------------------    -------------------------------------   --------------------------------------
Units Outstanding Beginning of the Period                                  -                  -                   -                   -                    -                 -             531,280            42,301                131,906             3,842                      -                 -                    -                   -
Units Purchased                                                        1,489                  -               4,711                   -                    -                 -             120,216           104,002                 40,183            43,702                  3,747                 -                1,003                   -
Units Transferred Between Sub-accounts                                30,605                  -              10,480                   -                  174                 -             340,079           394,625                217,025            85,625                 10,226                 -               37,914                   -
Units Surrendered                                                       (870)                 -                (207)                  -                  (43)                -             (18,180)           (9,648)                (4,654)           (1,263)                  (467)                -                    -                   -
                                                             -----------------------------------   -------------------------------------   ------------------------------------   -----------------------------------   --------------------------------------    -------------------------------------   --------------------------------------
                                                             -----------------------------------   -------------------------------------   ------------------------------------   -----------------------------------   --------------------------------------    -------------------------------------   --------------------------------------
Units Outstanding End of the Period                                   31,224                  -              14,984                   -                  131                 -             973,395           531,280                384,460           131,906                 13,506                 -               38,917                   -
                                                             ===================================   =====================================   ====================================   ===================================   ======================================    =====================================   ======================================
                                                             ===================================   =====================================   ====================================   ===================================   ======================================    =====================================   ======================================

------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
* Date Operations Commenced.
** Date Operations Merged

AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
VARIABLE ACCOUNT B - CLASS 3 AS IMPACT

NOTES TO FINANCIAL STATEMENTS (continued)

--------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

7.   CHANGES IN THE UNITS OUTSTANDING

                                                             ---------------------------------------------------------------------------   -------------------------------------------------------------------------------------------------------------------
                                                             ---------------------------------------------------------------------------   -------------------------------------------------------------------------------------------------------------------
                                                                  Rydex                                 Rydex                                    Rydex                                  WFVT                                   WFVT
                                                                  Nova                                   OTC                                     Ursa                              Equity Income                           Equity Value
                                                             -----------------------------------   -------------------------------------   ------------------------------------   -----------------------------------   --------------------------------------
                                                             -----------------------------------   -------------------------------------   ------------------------------------   -----------------------------------   --------------------------------------
                                                               Year Ended        Year Ended           Year Ended        Year Ended            Year Ended        Year Ended           Year Ended      * Oct 23 thru          Year Ended         Year Ended
                                                              Dec. 31, 2001    Dec. 31, 2000        Dec. 31, 2001      Dec. 31, 2000         Dec. 31, 2001     Dec. 31, 2000       Dec. 31, 2001     Dec. 31, 2000         Dec. 31, 2001      Dec. 31, 2000
                                                             -----------------------------------   -------------------------------------   ------------------------------------   -----------------------------------   --------------------------------------
                                                             -----------------------------------   -------------------------------------   ------------------------------------   -----------------------------------   --------------------------------------
Units Outstanding Beginning of the Period                            407,368            118,314             664,334             286,207               60,295           133,021               6,804                 -                157,981            25,435
Units Purchased                                                       79,255            173,348              23,593             233,967                  155             6,511               1,913               365                 17,603            32,278
Units Transferred Between Sub-accounts                              (259,175)           124,407            (301,395)            159,240              (52,656)          (77,083)              3,640             6,439                (59,866)          101,583
Units Surrendered                                                     (9,096)            (8,701)            (20,835)            (15,080)                 (48)           (2,154)               (185)                -                 (2,080)           (1,315)
                                                             -----------------------------------   -------------------------------------   ------------------------------------   -----------------------------------   --------------------------------------
                                                             -----------------------------------   -------------------------------------   ------------------------------------   -----------------------------------   --------------------------------------
Units Outstanding End of the Period                                  218,352            407,368             365,697             664,334                7,746            60,295              12,172             6,804                113,638           157,981
                                                             ===================================   =====================================   ====================================   ===================================   ======================================
                                                             ===================================   =====================================   ====================================   ===================================   ======================================

--------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
* Date Operations Commenced.
** Date Operations Merged

AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
VARIABLE ACCOUNT B - CLASS 3 AS IMPACT

NOTES TO FINANCIAL STATEMENTS (continued)

-------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------

8.  SECURITIES TRANSACTIONS

Purchases and sales of securities, other than short-term securities, for the year ended
December 31, 2001 were as follows:

                                                                        2001
                                                                 --------------------------------------
                                                                 --------------------------------------
                                                                      Purchases           Sales
                                                                 --------------------------------------
                                                                 --------------------------------------

AST - AIM Balanced                                                      $ 2,893,498        $ 2,033,670
AST - Alger All-Cap Growth                                               30,123,644          5,698,932
AST - Alger Growth                                                          123,893         15,654,581
AST - Alger Mid-Cap Growth                                                   86,327         24,059,089
AST - Alliance Bernstein Growth & Value                                   1,519,210          1,162,494
AST - Alliance Growth                                                     8,325,112          4,533,580
AST - Alliance Growth and Income                                         23,789,575         10,064,743
AST - American Century Income & Growth                                    8,395,181         11,050,589
AST - American Century International Growth                              15,578,474          8,934,601
AST - American Century International Growth II                            3,934,622         10,631,230
AST - American Century Strategic Balanced                                 2,291,411          1,104,328
AST - Cohen & Steers Real Estate                                          3,579,699          2,686,061
AST - DeAm Small-Cap Growth                                              10,026,069          6,315,900
AST - Federated Aggressive Growth                                         2,234,007            763,051
AST - Federated High Yield Bond                                          14,211,337         12,576,392
AST - Founders Passport                                                   1,829,199          2,408,402
AST - Gabelli All-Cap Value                                               8,410,857          1,447,181
AST - Gabelli Small-Cap Value                                            10,729,785          5,214,086
AST - Goldman Sachs Small Cap Value                                       9,894,536          3,792,544
AST - Invesco Equity Income                                               6,811,450          8,418,069
AST - JanCap Growth                                                       7,467,435         13,606,073
AST - Janus Mid-Cap Growth                                                2,835,037          1,331,248
AST - Janus Overseas Growth                                               6,840,314          6,837,948
AST - Janus Strategic Value                                               2,696,849            837,705
AST - Kinetics Internet                                                      90,533             63,485
AST - Lord Abbett Bond Debenture                                          2,504,862            890,958
AST - Marsico Capital Growth                                             10,073,983          7,207,078
AST - MFS Global Equity                                                   2,099,206            839,452
AST - MFS Growth                                                         18,537,616          2,894,803
AST - MFS Growth with Income                                              1,874,504          1,811,433
AST - Money Market                                                       93,329,868         69,084,401
AST - Neuberger & Berman Mid-Cap Growth                                   8,559,411          8,448,057
AST - Neuberger & Berman Mid-Cap Value                                   10,216,862          7,820,295
AST - PBHG Small-Cap Growth                                               5,328,920          4,759,484
AST - Pimco Limited Maturity Bond                                        12,694,779          7,740,270
AST - Pimco Total Return Bond                                          $ 19,175,946        $ 7,277,288
AST - Sanford Bernstein Core Value                                          577,145             93,447
AST - Sanford Bernstein Managed Index 500                                 7,442,322          6,176,080
AST - Scudder Japan                                                       1,613,754          1,381,996
AST - Strong International Equity                                         9,390,857          9,011,843
AST - T. Rowe Price Asset Allocation                                      1,427,744          1,142,883
AST - T. Rowe Price Global Bond                                             940,295            974,714
AST - T. Rowe Price Natural Resources                                     4,253,891          3,601,215
Evergreen - VA Global Leaders                                               113,816             77,599
Evergreen - VA Omega                                                        150,428                420
Evergreen - VA Special Equity                                             1,046,227            447,614
INVESCO - VIF Dynamics                                                    6,382,690          3,366,712
INVESCO - VIF Financial Services                                          3,176,154          3,956,384
INVESCO - VIF Health Sciences                                             6,477,865          5,102,471
INVESCO - VIF Technology                                                  4,449,346          3,359,964
INVESCO - VIF Telecommunications                                          1,710,655          2,372,949
Montgomery Variable Emerging Markets                                      2,320,722          2,059,511
First Trust 10 Uncommon Values                                            2,074,096            767,433
ProFunds - VP Bear                                                        8,508,676          7,735,300
ProFunds - VP Biotechnology                                               3,506,061          2,296,573
ProFunds - VP Bull Plus                                                   6,467,624          2,942,721
ProFunds - VP Energy                                                      1,603,401          1,024,764
ProFunds - VP Europe 30                                                   2,221,306          1,998,284
ProFunds - VP Financial                                                     792,259            746,615
ProFunds - VP Healthcare                                                  1,033,164            814,195
ProFunds - VP OTC                                                         5,774,082          3,393,780
ProFunds - VP Real Estate                                                 1,464,714          1,142,573
ProFunds - VP Technology                                                  1,488,100          1,388,657
ProFunds - VP Telecommunications                                            820,973            805,223
ProFunds - VP Ultra OTC                                                   4,016,836          2,793,671
ProFunds - VP Ultra Small Cap                                             6,852,095          4,727,618
ProFunds - VP Utilities                                                   1,402,438          1,215,932
Prudential - SP Jennison Int'l Growth                                     2,064,156          1,793,683
Rydex - Nova                                                              2,704,599          3,390,932
Rydex - OTC                                                               2,129,821          4,603,875
Rydex - Ursa                                                                 69,055            621,917
WFVT Equity Income                                                          573,018            472,654
WFVT Equity Value                                                           733,012          1,155,300

                                                                 --------------------------------------
                                                                 --------------------------------------
                                                                      $ 476,887,408      $ 368,957,006
                                                                 ======================================
                                                                 ======================================

             AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
             VARIABLE ACCOUNT B - CLASS 3 AS IMPACT
             NOTES TO FINANCIAL STATEMENTS (continued)

             --------------------------------------------------------------------------------------------------------------------------------------------------------
             --------------------------------------------------------------------------------------------------------------------------------------------------------

             9. FINANCIAL HIGHLIGHTS

                                                                      # Of Units Outstanding     Units Fair Value        Net        Expense    Investment    Total
                                                                  -   -----------------------    ----------------
             Fund Name                                              Dec. 31, 2001  Dec. 31, 2000  Lowest  Highest       Assets       Ratio   Income Ratio*  Return*
             --------------------------------------------------------------------------------------------------------------------------------------------------------
             --------------------------------------------------------------------------------------------------------------------------------------------------------
             American Skandia Trust (AST):
             AIM Balanced                                                 446,661        405,189  $ 10.07  $ 13.81     $ 7,292,602     0.85%          2.50% -12.62%
             Alger All-Cap Growth                                       5,405,532      1,568,977     4.59     7.00      30,198,697     0.85%              - -17.50%
             Alger Growth 1                                                     -      1,618,124     9.19    10.17               -         -          0.48%  0.16%
             Alger Mid-Cap Growth 2                                             -      2,425,377     8.96    10.30               -         -              -  0.19%
             Alliance Bernstein Growth & Value                             41,590              -     8.00    10.06         401,544     0.85%              -  -2.32%
             Alliance Growth                                              469,103        284,849     7.84    16.36       7,014,732     0.85%              - -15.57%
             Alliance Growth & Income                                   1,452,489        949,812    15.71    22.81      31,678,954     0.85%          0.73%  -1.48%
             American Century Income & Growth                             675,456        897,932    10.00    13.46       8,861,582     0.85%          1.16%  -9.35%
             American Century International Growth I                    1,431,975        847,905    10.74    17.98      18,771,779     0.85%          0.38% -28.00%
             American Century International Growth II 3                         -      1,001,706     5.94    12.28               -         -          1.41% -26.14%
             American Century Strategic Balanced                          262,735        181,183    11.38    14.07       3,618,702     0.85%          1.74%  -4.76%
             Cohen & Steers Real Estate                                   444,471        374,029     9.20    10.71       4,759,912     0.85%          2.94%  1.82%
             DeAm Small-Cap Growth                                      1,365,419      1,179,936     5.69    11.85      11,686,782     0.85%              - -29.14%
             Federated Aggressive Growth                                  195,188            940     5.28    10.06       1,393,285     0.85%          0.02% -21.41%
             Federated High Yield Bond                                    970,842        917,795     8.36    10.46      12,203,396     0.85%          9.89%  -0.86%
             Founders Passport                                            317,231        362,582     8.56    14.91       3,510,998     0.85%              - -32.89%
             Gabelli All-Cap Value                                        752,090         53,501     8.60    10.86       7,335,072     0.85%          0.03%  -3.16%
             Gabelli Small-Cap Value                                      984,425        654,465    10.86    13.79      14,144,854     0.85%          0.50%  5.91%
             Goldman Sachs Small-Cap Value                                965,237        566,898    12.75    15.68      14,827,972     0.85%              -  8.81%
             Invesco Equity Income                                      1,982,238      2,121,248    13.67    17.99      38,275,315     0.85%          2.27%  -9.50%
             Jancap Growth                                              2,078,702      2,288,561    19.36    38.54      49,892,391     0.85%              - -32.36%
             Janus Mid-Cap Growth                                         415,439        148,710     3.31     7.85       1,622,852     0.85%          0.08% -40.77%
             Janus Overseas Growth                                      1,019,552      1,424,323     8.48    19.71      14,082,192     0.85%          5.90% -24.31%
             Janus Strategic Value                                        199,691          3,884     7.98    10.43       1,836,037     0.85%          0.02%  -6.48%
             Kinetics Internet                                              5,849          2,779     7.40     8.73          48,429     0.85%              -  3.31%
             Lord Abbett Bond Debenture                                   160,207          2,993     9.85    10.62       1,655,579     0.85%          0.02%  2.01%
             Marsico Capital Growth                                     2,009,732      1,850,711    11.53    18.26      28,076,502     0.85%              - -22.49%
             MFS Global Equity                                            170,463         34,859     7.75    10.41       1,538,219     0.85%              - -10.87%
             MFS Growth                                                 1,808,873        205,446     6.70    10.79      14,634,438     0.85%              - -22.47%
             MFS Growth with Income                                       383,575        370,790     7.63    10.54       3,342,935     0.85%          0.13% -16.31%
             Money Market                                               3,909,424      2,095,532     1.00     1.00      50,696,296     0.85%          3.49%  2.74%
             Neuberger & Berman Mid-Cap Growth                            484,035        520,628    10.57    22.61       9,251,581     0.85%          1.79% -26.54%
             Neuberger & Berman Mid-Cap Value                             986,517        908,877    13.08    16.62      19,600,952     0.85%          0.13%  -4.00%
             PBHG Small Cap Growth                                      1,037,083      1,185,064    11.87    22.48      18,377,564     0.85%              -  -7.41%
             Pimco Limited Maturity Bond                                  960,311        620,131    10.65    11.39      13,430,505     0.85%          4.13%  6.89%
             Pimco Total Return Bond                                    2,148,369      1,420,992    11.15    12.27      33,604,216     0.85%          4.27%  7.78%
             Sanford Bernstein Core Value                                  49,315              -     8.74    10.33         496,702     0.85%              -  0.48%
             Sanford Bernstein Managed Index 500                        1,102,335      1,009,843     9.47    12.91      13,472,101     0.85%          0.92% -10.92%
             Scudder Japan                                                 35,090              -     4.99     8.25         179,490     0.85%              - -38.06%
             Strong International Equity                                  618,344        673,447    13.37    22.45       9,203,712     0.85%          0.19% -23.01%
             T. Rowe Price Asset Allocation                               233,510        246,096    13.39    18.69       4,091,290     0.85%          3.08%  -5.75%
             T. Rowe Price Global Bond                                    186,781        187,654     9.16    10.02  $ 2,061,342.00     0.85%              -  1.63%
             T. Rowe Price Natural Resources                              141,406        120,347    12.76    17.23       2,864,114     0.85%          1.16%  -0.30%
             Evergreen Funds:
             VA Global Leaders                                             18,188         14,057    10.30    14.57         165,226     0.85%          0.52% -14.29%
             VA Omega                                                      17,261              -    10.00    17.42         156,319     0.85%              -  9.03%
             VA Special Equity                                             90,602         26,603     7.97    10.59         911,981     0.85%              -  -9.03%
             INVESCO Variable Investment Funds:
             VIF Dynamics Fund                                            652,151        362,661     9.40    19.23       5,910,767     0.85%              - -31.83%
             VIF Financial Services Fund                                  273,859        339,706    10.30    13.91       3,447,160     0.85%          0.28% -10.79%
             VIF Health Sciences Fund                                     387,581        276,348    14.84    20.24       4,919,084     0.85%          0.39% -13.46%
             VIF Technology Fund                                          481,653        381,725    10.74    32.11       3,238,347     0.85%              - -46.37%
             VIF Telecommunications Fund                                  333,483        444,077     4.52    14.53       1,685,513     0.85%              - -54.47%
             Montgomery Variable Series:
             Emerging Markets                                             386,986        347,579     5.57     8.64       2,574,180     0.85%              -  -7.89%
             Nike (First Defined Trust):
             First Trust 10 Uncommon Values                               432,477        194,464     4.36     9.10       2,283,004     0.85%              -  -36.28%
             Profunds:
             VP Bear                                                       64,565              -    10.00    41.99         747,683     0.85%              -  14.89%
             VP Biotechnology                                             139,192              -    10.00    32.25       1,169,229     0.85%              - -15.08%
             VP Bull Plus                                                 445,333              -    10.00    30.99       3,339,460     0.85%              - -23.57%
             VP Energy                                                     46,882              -    10.00    34.72         432,369     0.85%              -  -7.33%
             VP Europe 30                                                  30,831         13,427    10.00    32.88         244,951     0.85%              -  -24.88%
             VP Financial                                                   4,460              -    10.00    31.22          41,268     0.85%              -  -7.05%
             VP Healthcare                                                 21,809              -    10.00    31.16         204,732     0.85%              -   -5.77%
             VP OTC                                                       381,517              -    10.00    30.94       2,208,234     0.85%              - -39.70%
             VP Real Estate                                                31,224              -    10.00    34.23         337,347     0.85%              -  7.58%
             VP Technology                                                 14,984              -    10.00    30.88          88,905     0.85%              - -38.33%
             VP Telecommunications                                            131              -    10.00    30.27             934     0.85%              - -27.12%
             VP Ultra OTC                                                 973,395        531,280     2.64    19.76       1,874,527     0.85%              - -69.04%
             VP Ultra Small Cap                                           384,460        131,906    10.00    30.43       3,245,015     0.85%              -  -8.53%
             VP Utilities                                                  13,506              -    10.00    33.29         110,111     0.85%              - -17.41%
             Prudential Funds:
             SP Jennison Int'l Growth                                      38,917              -     4.70    10.00         288,395     0.85%              - -17.38%
             Rydex Inc:
             Nova                                                         218,352        407,369     6.79    14.67       1,414,332     0.85%         14.03% -24.35%
             OTC                                                          365,697        664,333    10.63    26.62       2,457,597     0.85%              -  -35.83%
             Ursa                                                           7,746         60,296     5.86     7.56          94,312     0.85%          7.29%  13.84%
             Wells Fargo Variable Trust (WFVT):
             Equity Income                                                 12,172          6,804    13.37    17.33         194,019     0.85%          1.05%  -6.36%
             Equity Value                                                 113,638        157,981     7.70    10.07       1,017,932     0.85%          0.55%  -7.33%

             --------------------------------------------------------------------------------------------------------------------------------------------------------
             --------------------------------------------------------------------------------------------------------------------------------------------------------

             Footnotes:
             1 - Alger Gowth merged into MFS Growth as of 2/16/01.
             2 - Alger Mid-Cap Growth merged into Alger All Cap Growth on 2/16/01
             3 - American Century International Growth II merged into American Century International Growth on 9/24/01

             * Annualized

                                                STATEMENT OF ADDITIONAL INFORMATION

The variable  investment  options under the Annuity are issued by AMERICAN  SKANDIA LIFE ASSURANCE  CORPORATION  VARIABLE  ACCOUNT B
(CLASS 3 SUB-ACCOUNTS) and AMERICAN SKANDIA LIFE ASSURANCE  CORPORATION.  The variable  investment  options are registered under the
Securities  Act of 1933 and the  Investment  Company Act of 1940.  The fixed  investment  options  ("Fixed  Allocations")  under the
Annuity are issued by AMERICAN SKANDIA LIFE ASSURANCE  CORPORATION.  The assets  supporting the Fixed  Allocations are maintained in
AMERICAN SKANDIA LIFE ASSURANCE  CORPORATION  SEPARATE ACCOUNT D, a non-unitized  separate account,  and are registered solely under the Securities Act of 1933.

ITEM                                                                                                                   PAGE
----                                                                                                                   ----

GENERAL INFORMATION ABOUT AMERICAN SKANDIA................................................................................2
   AMERICAN SKANDIA LIFE ASSURANCE CORPORATION............................................................................2
   AMERICAN SKANDIA LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B

   ---------------------------
   Total Return...........................................................................................................5
   ------------

   --------------------------------------------

GENERAL INFORMATION......................................................................................................10
   Voting Rights.........................................................................................................10
   -------------
   Modification..........................................................................................................10
   ------------
   Deferral of Transactions..............................................................................................11
   ------------------------
   Misstatement of Age or Sex............................................................................................11
   --------------------------
   Ending the Offer......................................................................................................11
   ----------------

------------------------------------------------------------------------------------------------------------------------------------
THIS STATEMENT OF ADDITIONAL  INFORMATION IS NOT A PROSPECTUS.  YOU SHOULD READ THIS  INFORMATION  ALONG WITH THE PROSPECTUS FOR THE
ANNUITY FOR WHICH IT RELATES.  THE PROSPECTUS  CONTAINS  INFORMATION  THAT YOU SHOULD CONSIDER BEFORE  INVESTING.  FOR A COPY OF THE
PROSPECTUS SEND A WRITTEN REQUEST TO AMERICAN SKANDIA - VARIABLE ANNUITIES,  P.O. BOX 7040, BRIDGEPORT,  CONNECTICUT 06601-7040,  OR
TELEPHONE 1-800-752-6342.  OUR ELECTRONIC MAIL ADDRESS IS CUSTOMERSERVICE@SKANDIA.COM.
------------------------------------------------------------------------------------------------------------------------------------

Date of Prospectus:  May 1, 2002                                       Date of Statement of Additional Information:  May 1, 2002
NIKE - SAI (05/2002)

GENERAL INFORMATION ABOUT AMERICAN SKANDIA

AMERICAN SKANDIA LIFE ASSURANCE CORPORATION

American Skandia Life Assurance  Corporation  ("American  Skandia",  "we",  "our" or "us") is a wholly-owned  subsidiary of American
Skandia,  Inc. ("ASI"),  whose ultimate parent is Skandia Insurance Company Ltd., a Swedish company.  Skandia Insurance Company Ltd.
is a major worldwide  insurance company  operating from Stockholm,  Sweden which owns and controls,  directly or through  subsidiary companies,  numerous  insurance and related  companies.  We are organized as a Connecticut  stock life  insurance  company,  and are subject to Connecticut law governing  insurance  companies.  We are licensed to sell insurance  products in each of the fifty states of the United  States,  and the  District of  Columbia.  American  Skandia's  principal  business  address is One  Corporate  Drive,
Shelton, Connecticut 06484.

AMERICAN SKANDIA LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B
(Class 3 Sub-accounts - NIKE)

American Skandia Life Assurance  Corporation  Variable Account B (Class 3 Sub-accounts),  also referred to as "Separate  Account B", was  established  by us pursuant to  Connecticut  law.  Separate  Account B also holds assets of other  annuities  issued by us with values and benefits that vary  according to the investment  performance  of the underlying  mutual funds or portfolios of underlying mutual funds offered as Sub-accounts  of Separate  Account B. The underlying  mutual funds or portfolios of underlying  mutual funds are referred to as the Portfolios.  The  Sub-accounts  offered  pursuant to this Prospectus are all Class 3 Sub-accounts of Separate
Account B. Each class of  Sub-accounts  of Separate  Account B has a different level of asset-based  charges  assessed  against such
Sub-accounts.  Each Sub-account  invests  exclusively in a Portfolio.  You will find additional  information  about these Portfolios in their respective prospectuses.

Separate Account B is registered with the Securities and Exchange  Commission  ("SEC") under the Investment Company Act of 1940 (the
"Investment  Company  Act") as a unit  investment  trust,  which is a type of  investment  company.  Values  and  benefits  based on allocations to the  Sub-accounts  will vary with the investment  performance of the Portfolios,  as applicable.  We do not guarantee the investment results of any Sub-account.  You bear the entire investment risk.

During the accumulation  phase, we offer a number of Sub-accounts.  Certain  Sub-accounts may not be available in all jurisdictions.
If and when we obtain  approval of the applicable  authorities  to make such  Sub-accounts  available,  we will notify Owners of the availability of such Sub-accounts.

A brief summary of the investment  objectives and policies of each Portfolio is found in the Prospectus.  More detailed  information about the  investment  objectives,  policies,  risks,  costs and  management of the  Portfolios  are found in the  prospectuses  and statements of  additional  information  for the  Portfolios.  Also included in such  information  is the  investment  policy of each
Portfolio  regarding the acceptable  ratings by recognized  rating  services for bonds and other debt  obligations.  There can be no guarantee that any Portfolio will meet its investment objectives.

Each  underlying  mutual fund is registered  under the  Investment  Company Act, as amended,  as an open-end  management  investment company.  Each  underlying  mutual  fund  thereof  may or may not be  diversified  as defined in the  Investment  Company  Act.  The trustees or directors,  as applicable,  of an underlying mutual fund may add, eliminate or substitute  portfolios from time to time.
Generally,  each portfolio  issues a separate class of shares.  Shares of the portfolios are available to separate  accounts of life insurance  companies  offering  variable  annuity and  variable  life  insurance  products.  The shares may also be made  available, subject to obtaining all required  regulatory  approvals,  for direct purchase by various pension and retirement  savings plans that qualify for preferential tax treatment under the Internal Revenue Code ("Code").

We may make other  portfolios  available by creating new  Sub-accounts.  Additionally,  new  portfolios may be made available by the creation of new  Sub-accounts  from time to time.  Such a new portfolio may be disclosed in its prospectus.  However,  addition of a portfolio  does not require us to create a new  Sub-account  to invest in that  portfolio.  We may take other actions in relation to the Sub-accounts and/or Separate Account B.

AMERICAN SKANDIA LIFE ASSURANCE CORPORATION SEPARATE ACCOUNT D

American  Skandia Life Assurance  Corporation  Separate  Account D, also referred to as "Separate  Account D", was established by us pursuant to Connecticut law. During the accumulation  phase,  assets  supporting our obligations based on Fixed Allocations are held in Separate  Account D. Such  obligations are based on the fixed interest rates we credit to Fixed  Allocations and the terms of the
Annuities.  These obligations do not depend on the investment performance of the assets in Separate Account D.

There are no units in Separate  Account D. The Fixed  Allocations  are  guaranteed  by our  general  account.  An Annuity  Owner who allocates a portion of their Account  Value to Separate  Account D does not  participate  in the  investment  gain or loss on assets maintained  in  Separate  Account  D. Such gain or loss  accrues  solely to us. We retain  the risk that the value of the  assets in
Separate  Account D may drop below the reserves and other  liabilities we must maintain.  Should the value of the assets in Separate
Account D drop below the reserve and other  liabilities we must maintain in relation to the annuities  supported by such assets,  we will transfer  assets from our general  account to Separate  Account D to make up the  difference.  We have the right to transfer to our  general  account any assets of Separate  Account D in excess of such  reserves  and other  liabilities.  We maintain  assets in
Separate Account D supporting a number of annuities we offer.

We  currently  employ  investment  managers  to manage the  assets  maintained  in  Separate  Account  D. Each  manager we employ is responsible  for  investment  management  of a different  portion of  Separate  Account D. From time to time  additional  investment managers  may be employed or  investment  managers may cease being  employed.  We are under no  obligation  to employ or continue to employ any investment manager(s) and have sole discretion over the investment managers we retain.

We operate Separate Account D in a fashion designed to meet the obligations  created by Fixed  Allocations.  Factors affecting these operations include the following:

1.       The State of New York,  which is one of the  jurisdictions  in which we are licensed to do business,  requires that we meet certain  "matching"  requirements.  These  requirements  address the  matching of the  durations of the assets owned by the insurance company with the durations of obligations  supported by such assets.  We believe these matching  requirements are designed to control an  insurer's  ability to risk  investing  in  long-term  assets to support  short term  interest  rate guarantees.  We also believe this limitation controls an insurer's ability to offer unrealistic rate guarantees.

2.       We employ an investment  strategy designed to limit the risk of default.  Some of the guidelines of our current  investment strategy for Separate Account D include, but are not limited to, the following:

a.       Investments   may  include  cash;  debt   securities   issued  by  the  United  States   Government  or  its  agencies  and
              instrumentalities;  money market  instruments;  short,  intermediate  and  long-term  corporate  obligations;  private placements; asset-backed obligations; and municipal bonds.

b.       At the time of purchase,  fixed income  securities will be in one of the top four generic  lettered rating  classifications as established  by a nationally  recognized  statistical  rating  organization  ("NRSRO") such as Standard & Poor's or
              Moody's Investor Services, Inc.

We are not  obligated to invest  according  to the  aforementioned  guidelines  or any other  strategy  except as may be required by
Connecticut and other state insurance laws.

3.       The assets in Separate Account D are accounted for at their market value, rather than at book value.

4.       We are  obligated  by law to  maintain  our  capital  and  surplus,  as well as our  reserves,  at the levels  required  by applicable state insurance law and regulation.

PRINCIPAL UNDERWRITER/DISTRIBUTOR - American Skandia Marketing, Incorporated

American Skandia Marketing,  Incorporated  ("ASM"), a wholly-owned  subsidiary of ASI, is the distributor and principal  underwriter of the Annuity  described  in the  Prospectus  and this  Statement  of  Additional  Information.  American  Skandia  Life  Assurance
Corporation and American Skandia Investment Services,  Incorporated ("ASISI"),  the investment manager of American Skandia Trust and
American  Skandia  Advisor Funds,  Inc., are also  wholly-owned  subsidiaries  of ASI.  American  Skandia  Information  Services and
Technology  Corporation  ("ASIST"),  also a wholly-owned  subsidiary ASI, is a service company that provides systems and information services to American Skandia Life Assurance Corporation and its affiliated companies.

ASM acts as the  distributor  of a number of annuity and life  insurance  products we offer and for both American  Skandia Trust and
American  Skandia  Advisor  Funds,  Inc., a family of retail mutual funds.  ASM also acts as an  introducing  broker-dealer  through which it receives a portion of brokerage  commissions  in connection  with  purchases and sales of securities  held by Portfolios of
American Skandia Trust which are offered as Sub-accounts under the Annuity.

ASM's principal  business address is One Corporate Drive,  Shelton,  Connecticut  06484. ASM is registered as a broker-dealer  under the Securities and Exchange Act of 1934 ("Exchange  Act") and is a member of the National  Association of Securities  Dealers,  Inc.
("NASD").

The Annuity is offered on a continuous  basis.  ASM enters into  distribution  agreements with  independent  broker-dealers  who are registered  under the Exchange Act and with entities that may offer the Annuity but are exempt from  registration.  Applications for the Annuity are solicited by registered  representatives of those firms. Such  representatives  will also be our appointed insurance agents under state insurance law.  In addition, ASM may offer the Annuity directly to potential purchasers.

Compensation  is paid to firms on sales of the Annuity  according  to one or more  schedules.  The  individual  representative  will receive a portion of the  compensation,  depending on the practice of the firm.  Compensation  is generally based on a percentage of
Purchase  Payments  made, up to a maximum of 7.0%.  Alternative  compensation  schedules are available  that provide a lower initial commission plus ongoing annual  compensation  based on all or a portion of Account Value. We may also provide  compensation to firms for  providing  ongoing  service to you in relation  to the  Annuity.  Commissions  and other  compensation  paid in relation to the
Annuity do not result in any additional charge to you or to the Separate Account.

In addition,  firms may receive  separate  compensation  or  reimbursement  for,  among other things,  training of sales  personnel, marketing or other services they provide to us or our affiliates.  We or ASM may enter into  compensation  arrangements with certain firms.  These  arrangements  will not be offered to all firms and the terms of such  arrangements may differ between firms. Any such compensation  will be paid by us or ASM and will not result in any additional  charge to you. To the extent  permitted by NASD rules and other  applicable laws and  regulations,  ASM may pay or allow other  promotional  incentives or payments in the form of cash or other compensation.

ASLAC pays ASM an  underwriting  commission for its role as principal  underwriter/distributor  of all variable  insurance  products issued by ASLAC.  ASM is  responsible  for payment of  commissions to the  broker-dealer  firms who are the ultimate  sellers of the product.  ASM does not retain any  underwriting  commissions.  For the past three years, the aggregate dollar amount of underwriting commissions paid to ASM in its role as principal  underwriter/distributor  has been: 2001: $193,056,109;  2000: $355,445,427;  1999:
$296,723,325.

HOW PERFORMANCE DATA IS CALCULATED

We may advertise the  performance of  Sub-accounts  using two types of measures.  These measures are "current and effective  yield", which may be used for money market-type  Sub-accounts (like the AST Money Market Sub-account) and "total return",  which may be used with other types of Sub-accounts.

The following descriptions provide details on how we calculate these measures for Sub-accounts.

Current and Effective Yield
---------------------------
The current yield of a money  market-type  Sub-account is calculated based upon the previous  seven-day period ending on the date of calculation.  The current yield of such a Sub-account is computed by determining  the change  (exclusive of capital  changes) in the
Account Value of a hypothetical  pre-existing allocation by an Owner to such a Sub-account (the "Hypothetical  Allocation") having a balance of one Unit at the beginning of the period,  subtracting  a  hypothetical  maintenance  fee, and dividing such net change in the Account Value of the Hypothetical  Allocation by the Account Value of the  Hypothetical  Allocation at the beginning of the same period to obtain the base period return,  and  multiplying the result by (365/7).  The resulting  figure will be carried to at least the nearest l00th of one percent.

We compute  effective  compound  yield for a money  market-type  Sub-account  according  to the method  prescribed  by the SEC.  The effective  yield reflects the  reinvestment  of net income earned daily on assets of such a Sub-account.  Net investment  income for yield quotation purposes will not include either realized or capital gains and losses or unrealized appreciation and depreciation.

Shown below are the current and effective  yields for a hypothetical  contract.  The yield is calculated based on the performance of the AST Money Market  Sub-account  during the last seven days of the calendar  year ending prior to the date of the  Prospectus.  At the  beginning of the seven day period,  the  hypothetical  contract  had a balance of one Unit.  The current and  effective  yields reflect the Insurance  Charge deducted  against the Sub-account.  The Insurance  Charge  compensates  American Skandia for providing the insurance benefits under the Annuity.  In an extremely low interest rate environment,  money market yields,  after deducting the
Insurance Charge,  may be negative,  even though the Portfolio's  yield (before deducting the Insurance Charge) is positive.  Please note that current and effective yield  information  will fluctuate.  This  information may not provide a basis for comparisons  with deposits in banks or other  institutions  which pay a fixed yield over a stated period of time, or with  investment  companies which do not serve as underlying funds for variable annuities.

                      Sub-account                       Current Yield                     Effective Yield
                      -----------                       -------------                     ---------------
                  AST Money Market 3                        0.66%                              0.66%

Total Return
------------
Total return for the other, non-money market-type Sub-accounts is computed by using the formula:

                                                           P(1+T)n = ERV

                                                               where:

         P = a hypothetical allocation of $1,000;

         T = average annual total return;

         n = the number of years over which total return is being measured; and

         ERV = the Account  Value of the  hypothetical  $1,000  payment as of the end of the period over which total return is being measured.

We may advertise the performance of the Portfolios in the form of "Standard" and "Non-standard" Total Returns.  "Standard Total
Return" figures assume a hypothetical initial investment of $1,000 allocated to a Sub-account during the most recent, one, five and ten year periods (or since the inception date that the Portfolio has been offered as a Sub-account, if less).  "Standard Total
Return" figures assume that the Insurance Charge and the Annual Maintenance Fee (if applicable) are deducted and that the Annuity is surrendered at the end of the applicable period, meaning that any Contingent Deferred Sales Charge that would apply upon surrender is also deducted.  "Non-standard Total Return" figures include any performance figures that do not meet the SEC's rules for Standard Total Returns.  Non-standard Total Returns are calculated in the same manner as standardized returns except that the figures may not reflect all fees and charges.  In particular, they may assume no surrender at the end of the applicable period so that the CDSC does not apply.  Standard and Non-standard Total Returns will not reflect charges that apply to any optional benefits.  The additional cost associated with any optional benefits you elected will reduce your performance.  Non-standard Total
Returns must be accompanied by Standard Total Returns.

Some of the  underlying  Portfolios  existed  prior to the  inception  of these  Sub-accounts.  Performance  quoted  in  advertising regarding  such  Sub-accounts  may indicate  periods during which the  Sub-accounts  have been in existence but prior to the initial offering of the Annuities,  or periods during which the underlying  Portfolios  have been in existence,  but the  Sub-accounts  have not. Such hypothetical  historical  performance is calculated using the same assumptions  employed in calculating actual performance since inception of the  Sub-accounts.  Hypothetical  historical  performance of the underlying  Portfolios prior to the existence of the Sub-accounts may only be presented as Non-Standard Total Returns.

As described in the  Prospectus,  Annuities may be offered in certain  situations in which the  contingent  deferred sales charge or certain other  charges or fees may be eliminated or reduced.  Advertisements  of  performance  in connection  with the offer of such
Annuities will be based on the charges applicable to such Annuities.

Shown below are total return  figures for the periods  shown.  Figures are shown only for  Sub-accounts  operational  as of December
31, 2001.  "Standard Total Return" and "Non-standard Total Return" figures,  as described above, are shown. The  "inception-to-date"
figures  shown  below are based on the  inception  date of the  Portfolio.  "N/A"  means "not  applicable"  and  indicates  that the
Portfolio was not in operation for the applicable  period.  Any performance of such  Portfolios  prior to inception of a Sub-account is  provided  by the  underlying  mutual  funds.  The  Total  Return  for  any  Sub-account  reflecting  performance  prior  to such
Sub-account's inception is based on such information.

Some of the Portfolios may be subject to an expense  reimbursement  or waiver that, in the absence of such  reimbursement or waiver, would reduce the Portfolio's performance.

The performance  quoted in any advertising  should not be considered a  representation  of the performance of these  Sub-accounts in the future since  performance is not fixed or guaranteed in any way. Actual  performance  will depend on the type,  quality and, for some of the  Sub-accounts,  the maturities of the investments held by the Portfolios and upon prevailing  market  conditions and the response of the  investment  manager of the Portfolios to such  conditions.  Actual  performance  will also depend on changes in the expenses of the Portfolios.  In addition, the amount of charges assessed against each Sub-account will affect performance.

The  performance  information  may be useful in reviewing and comparing the  performance  of the  Sub-accounts,  and for providing a basis for  comparison  with  Sub-accounts  offered  under  other  annuities.  This  performance  information  may be less  useful in providing a basis for  comparison  with other  investments  that  neither  provide some of the  benefits of such  annuities  nor are treated in a similar fashion under the Code.

                                --------------------------------------------------- -- -------------------------------------------------
                                              Standard Total Return                               Non-Standard Total Return
                                --------------------------------------------------- -- -------------------------------------------------
                                --------------------------------------------------- -- -------------------------------------------------
                                Assuming  maximum CDSC and the Annual  Maintenance     Assuming no CDSC with  Annual Maintenance Fees
                                fees
                                --------------------------------------------------- -- -------------------------------------------------

------------------------------------ -------- -------- --------- -------- ---------- -- --------- --------- --------- -------- ----------
                                        1        3        5        10     Inception        1         3         5         10    Inception
                                      Year     Years    Years     Years    to Date        Year     Years     Years    Years     to Date
------------------------------------ -------- -------- --------- -------- ---------- -- --------- --------- --------- -------- ----------
------------------------------------ -------- -------- --------- -------- ---------- -- --------- --------- --------- -------- ----------
The DowSM Target 5 3                 -11.97     N/A      N/A       N/A     -12.00        -5.97      N/A       N/A       N/A      -9.44
------------------------------------ -------- -------- --------- -------- ---------- -- --------- --------- --------- -------- ----------
------------------------------------ -------- -------- --------- -------- ---------- -- --------- --------- --------- -------- ----------
The DowSM DART 10 3                  -21.65     N/A      N/A       N/A     -10.24        -15.65     N/A       N/A       N/A      -7.74
------------------------------------ -------- -------- --------- -------- ---------- -- --------- --------- --------- -------- ----------
------------------------------------ -------- -------- --------- -------- ---------- -- --------- --------- --------- -------- ----------
Global Target 15 3                    -9.43     N/A      N/A       N/A      -4.87        -3.43      N/A       N/A       N/A      -2.54
------------------------------------ -------- -------- --------- -------- ---------- -- --------- --------- --------- -------- ----------
------------------------------------ -------- -------- --------- -------- ---------- -- --------- --------- --------- -------- ----------
S&P Target 10 3                      -31.41     N/A      N/A       N/A     -17.29        -25.41     N/A       N/A       N/A     -14.53
------------------------------------ -------- -------- --------- -------- ---------- -- --------- --------- --------- -------- ----------
------------------------------------ -------- -------- --------- -------- ---------- -- --------- --------- --------- -------- ----------
NASDAQ Target 15 3                   -34.93     N/A      N/A       N/A      -6.79        -28.93     N/A       N/A       N/A      -4.40
------------------------------------ -------- -------- --------- -------- ---------- -- --------- --------- --------- -------- ----------
------------------------------------ -------- -------- --------- -------- ---------- -- --------- --------- --------- -------- ----------
First Trust(R)10 Uncommon             -42.30     N/A      N/A       N/A     -28.00        -36.30     N/A       N/A       N/A     -24.74
  Values 3
------------------------------------ -------- -------- --------- -------- ---------- -- --------- --------- --------- -------- ----------
------------------------------------ -------- -------- --------- -------- ---------- -- --------- --------- --------- -------- ----------
First Trust(R)Energy 3                -35.59     N/A      N/A       N/A      2.32         -29.59     N/A       N/A       N/A      4.45
------------------------------------ -------- -------- --------- -------- ---------- -- --------- --------- --------- -------- ----------
------------------------------------ -------- -------- --------- -------- ---------- -- --------- --------- --------- -------- ----------
First Trust(R)Financial Services 3    -17.69     N/A      N/A       N/A      3.95         -11.69     N/A       N/A       N/A      6.04
------------------------------------ -------- -------- --------- -------- ---------- -- --------- --------- --------- -------- ----------
------------------------------------ -------- -------- --------- -------- ---------- -- --------- --------- --------- -------- ----------
First Trust(R)Pharmaceutical 3        -17.78     N/A      N/A       N/A      5.55         -11.78     N/A       N/A       N/A      7.60
------------------------------------ -------- -------- --------- -------- ---------- -- --------- --------- --------- -------- ----------
------------------------------------ -------- -------- --------- -------- ---------- -- --------- --------- --------- -------- ----------
First Trust(R)Technology 3            -50.10     N/A      N/A       N/A     -25.50        -44.10     N/A       N/A       N/A     -22.37
                                                                                     --
------------------------------------ -------- -------- --------- -------- ---------- -- --------- --------- --------- -------- ----------
First Trust(R)Internet 3              -61.94     N/A      N/A       N/A     -36.85        -55.94     N/A       N/A       N/A     -33.05
------------------------------------ -------- -------- --------- -------- ---------- -- --------- --------- --------- -------- ----------

The following tables show  hypothetical  performance and information for the strategies  employed by the Portfolios noted below, but not any actual  Portfolio,  and the actual  performance  of the  Standard & Poor's 500  Composite  Stock  Price  Index (the "S&P 500
Index"),  the Financial  Times  Industrial  Ordinary  Share Index (the "FT Index"),  the Hang Seng Index,  the Dow Jones  Industrial
Average  ("the  DJIA"),  the  Ibbotson  Small-Cap  Index  and a  combination  of the FT  Index,  Hang  Seng  Index and the DJIA (the
"Cumulative  Index  Returns").  The information for each investment  strategy assumed that the strategy was fully invested as of the beginning of each year and that each stock  selection  date was the last day of the  preceding  year. In addition,  the  performance information does not take into  consideration any sales charges,  commissions,  insurance fees or charges imposed on the sale of the variable  annuity  policies,  expenses or taxes.  Any of such  charges  will lower the  returns.  All of the figures set forth below have been adjusted to take into account the effect of currency  exchange rate  fluctuations  of the U.S.  dollar,  where  applicable
(i.e.,  returns are stated in U.S.  dollar  terms).  The Cumulative  Index Returns are  calculated by adding  one-third of the total returns of each of the FT Index,  the Hang Seng Index and the DJIA.  The returns  shown in the following  tables are not  guarantees of future  performance  and should not be used as a predictor of returns to be expected in connection  with a Portfolio.  Both stock prices  (which may  appreciate  or  depreciate)  and  dividends  (which may be  increased,  reduced or  eliminated)  will affect the returns.  Each  investment  strategy  has under  performed  its  respective  index or  indices  in  certain  years.  There can be no assurance that a Portfolio will outperform its respective index (or combination thereof, where applicable).

The  following  table  compares  the  hypothetical  performance  of the  investment  strategy  of the DART 10  portfolio  ("DART  10
Strategy");  the Five Lowest  Priced Stocks of the Ten Highest  Dividend  Yielding  Stocks of the DJIA ("Dow Target 5 Strategy");  a
combination  of the Five Lowest Priced Stocks of the Ten Highest  Dividend  Yielding  Stocks  Strategies in the FT Index,  Hang Seng
Index  and the DJIA  ("Global  Target 15  Strategy");  the  investment  strategy  of the S&P  Target 10  portfolio  ("S&P  Target 10
Strategy");  the investment  strategy of the NASDAQ Target 15 portfolio  ("NASDAQ  Target 15 Strategy");  and the performance of the
S&P 500 Index, the FT Index,  the Hang Seng Index,  the DJIA, the Ibbotson  Small-Cap Index and the Cumulative Index Returns in each of the 20 years listed below, as of December 31 in each of those years (as of the most recent quarter).

An  investor in a Portfolio  would not  necessarily  realize as high a total  return on an  investment  in the stocks upon which the hypothetical  returns are based for the following  reasons:  the total return  figures shown do not reflect  brokerage  commissions, expenses or taxes;  the Portfolios are  established at different  times of the year; and the Portfolios may not be fully invested at all times or equally  weighted in all stocks  comprising  a strategy.  Further,  the  returns do not  reflect the  deduction  of the
Insurance  Charge or other  contract  level fees and charges  which may be imposed in connection  with the sale of variable  annuity contracts.  The  Insurance  Charge  (mortality,  expense  risk and  administration  charge)  is equal to an  annual  charge of 1.00%
deducted  daily  against the assets of the separate  account.  If the  above-mentioned  charges were  reflected in the  hypothetical returns,  the returns would be lower than those  presented here. We may provide  advertising and promotional  material that provides hypothetical  historical  performance  information  for the strategy  portfolios  net of the current  total annual  expenses for the portfolios of the First Defined Portfolio Fund LLC as well as the Insurance Charge.

The figures  below are shown for calendar  year  periods;  the  Portfolios  may use different  12-month  periods.  The  hypothetical historical  performance  of the  particular  strategies as well as the  historical  performance of each indices were provided by the
First Defined Portfolio Fund LLC and have not been independently verified by American Skandia.

----------------------------------------------------------------------------------------------------------------------------------------
                                                    COMPARISON OF TOTAL RETURN (1)
----------------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------- ------------------------------------------------------------------
                       Strategy Total Returns                                                Index Total Returns
--------------------------------------------------------------------- ------------------------------------------------------------------

------------- ---------- ---------- ---------- ---------- ----------- ---------- ---------- ---------- ---------- ---------- -----------
  Calendar     DART 10     Value     Global       S&P       NASDAQ     S&P 500   FT Index     Hang       DJIA     Ibbotson   Cumulative
    Year      Strategy     Line(R)  Target     Target     Target 15     Index                 Seng                Small        Index
                         Target        15         24       Strategy                                                  Cap     Returns(2)
                            25      Strategy   Strategy                                                             Index
                         Strategy
------------- ---------- ---------- ---------- ---------- ----------- ---------- ---------- ---------- ---------- ---------- -----------
------------- ---------- ---------- ---------- ---------- ----------- ---------- ---------- ---------- ---------- ---------- -----------
    1979         11.45%      -         42.95%      -          -          18.22%      3.59%     77.99%     10.60%     43.46%      30.73%
------------- ---------- ---------- ---------- ---------- ----------- ---------- ---------- ---------- ---------- ---------- -----------
------------- ---------- ---------- ---------- ---------- ----------- ---------- ---------- ---------- ---------- ---------- -----------
    1980         23.17%      -         50.71%      -          -          32.11%     31.77%     65.48%     21.90%     38.88%      39.72%
------------- ---------- ---------- ---------- ---------- ----------- ---------- ---------- ---------- ---------- ---------- -----------
------------- ---------- ---------- ---------- ---------- ----------- ---------- ---------- ---------- ---------- ---------- -----------
    1981          0.53%      -         -1.44%      -          -          -4.92%     -5.30%    -12.34%     -3.61%     13.88%      -7.08%
------------- ---------- ---------- ---------- ---------- ----------- ---------- ---------- ---------- ---------- ---------- -----------
------------- ---------- ---------- ---------- ---------- ----------- ---------- ---------- ---------- ---------- ---------- -----------
    1982         25.81%      -         -4.22%      -          -          21.14%      0.42%    -48.01%     26.85%     28.01%      -6.91%
------------- ---------- ---------- ---------- ---------- ----------- ---------- ---------- ---------- ---------- ---------- -----------
------------- ---------- ---------- ---------- ---------- ----------- ---------- ---------- ---------- ---------- ---------- -----------
    1983         38.71%      -         14.04%      -          -          22.28%     21.94%     -2.04%     25.82%     39.67%      15.24%
------------- ---------- ---------- ---------- ---------- ----------- ---------- ---------- ---------- ---------- ---------- -----------
------------- ---------- ---------- ---------- ---------- ----------- ---------- ---------- ---------- ---------- ---------- -----------
    1984          4.71%      -         28.22%      -          -           6.22%      2.15%     42.61%      1.29%     -6.67%      15.35%
------------- ---------- ---------- ---------- ---------- ----------- ---------- ---------- ---------- ---------- ---------- -----------
------------- ---------- ---------- ---------- ---------- ----------- ---------- ---------- ---------- ---------- ---------- -----------
    1985         37.59%     34.35%     52.25%      -          -          31.77%     54.74%     50.95%     33.28%     24.66%      46.32%
------------- ---------- ---------- ---------- ---------- ----------- ---------- ---------- ---------- ---------- ---------- -----------
------------- ---------- ---------- ---------- ---------- ----------- ---------- ---------- ---------- ---------- ---------- -----------
    1986         40.21%     21.00%     36.40%     20.36%      21.33%     18.31%     24.36%     51.16%     27.00%      6.85%      34.18%
------------- ---------- ---------- ---------- ---------- ----------- ---------- ---------- ---------- ---------- ---------- -----------
------------- ---------- ---------- ---------- ---------- ----------- ---------- ---------- ---------- ---------- ---------- -----------
    1987          3.73%     17.76%     15.93%      2.57%      12.54%      5.33%     37.13%     -6.84%      5.66%     -9.30%      11.99%
------------- ---------- ---------- ---------- ---------- ----------- ---------- ---------- ---------- ---------- ---------- -----------
------------- ---------- ---------- ---------- ---------- ----------- ---------- ---------- ---------- ---------- ---------- -----------
    1988         17.42%     -8.42%     22.64%      5.43%      -2.06%     16.64%      9.00%     21.04%     16.03%     22.87%      15.36%
------------- ---------- ---------- ---------- ---------- ----------- ---------- ---------- ---------- ---------- ---------- -----------
------------- ---------- ---------- ---------- ---------- ----------- ---------- ---------- ---------- ---------- ---------- -----------
    1989         26.84%     47.34%     14.40%     23.51%      35.63%     31.35%     20.07%     10.59%     32.09%     10.18%      20.92%
------------- ---------- ---------- ---------- ---------- ----------- ---------- ---------- ---------- ---------- ---------- -----------
------------- ---------- ---------- ---------- ---------- ----------- ---------- ---------- ---------- ---------- ---------- -----------
    1990         -0.21%      4.08%      1.70%      7.62%      -6.83%     -3.30%     11.03%     11.71%     -0.73%    -21.56%       7.34%
------------- ---------- ---------- ---------- ---------- ----------- ---------- ---------- ---------- ---------- ---------- -----------
------------- ---------- ---------- ---------- ---------- ----------- ---------- ---------- ---------- ---------- ---------- -----------
    1991         42.09%     84.86%     38.67%     41.44%     107.16%     30.40%      8.77%     50.68%     24.19%     44.63%      27.88%
------------- ---------- ---------- ---------- ---------- ----------- ---------- ---------- ---------- ---------- ---------- -----------
------------- ---------- ---------- ---------- ---------- ----------- ---------- ---------- ---------- ---------- ---------- -----------
    1992          7.00%     -1.55%     25.00%     -0.54%      -1.62%      7.62%     -3.13%     34.73%      7.39%     23.35%      12.99%
------------- ---------- ---------- ---------- ---------- ----------- ---------- ---------- ---------- ---------- ---------- -----------
------------- ---------- ---------- ---------- ---------- ----------- ---------- ---------- ---------- ---------- ---------- -----------
    1993         19.54%     26.27%     63.78%      9.24%      26.90%      9.95%     19.22%    124.95%     16.87%     20.98%      53.68%
------------- ---------- ---------- ---------- ---------- ----------- ---------- ---------- ---------- ---------- ---------- -----------
------------- ---------- ---------- ---------- ---------- ----------- ---------- ---------- ---------- ---------- ---------- -----------
    1994         -1.30%     14.38%     -8.68%      6.10%       8.96%      1.34%      1.97%    -29.34%      5.03%      3.11%      -7.45%
------------- ---------- ---------- ---------- ---------- ----------- ---------- ---------- ---------- ---------- ---------- -----------
------------- ---------- ---------- ---------- ---------- ----------- ---------- ---------- ---------- ---------- ---------- -----------
    1995         36.42%     53.71%     11.89%     40.39%      52.00%     37.22%     16.21%     27.52%     36.67%     34.66%      26.80%
------------- ---------- ---------- ---------- ---------- ----------- ---------- ---------- ---------- ---------- ---------- -----------
------------- ---------- ---------- ---------- ---------- ----------- ---------- ---------- ---------- ---------- ---------- -----------
    1996         33.24%     55.93%     19.39%     32.54%      58.19%     22.82%     18.35%     37.86%     28.71%     17.62%      28.31%
------------- ---------- ---------- ---------- ---------- ----------- ---------- ---------- ---------- ---------- ---------- -----------
------------- ---------- ---------- ---------- ---------- ----------- ---------- ---------- ---------- ---------- ---------- -----------
    1997         24.01%     35.48%     -7.80%     31.43%      33.45%     33.21%     14.78%    -17.69%     24.82%     22.78%       7.30%
------------- ---------- ---------- ---------- ---------- ----------- ---------- ---------- ---------- ---------- ---------- -----------
------------- ---------- ---------- ---------- ---------- ----------- ---------- ---------- ---------- ---------- ---------- -----------
    1998         18.36%     92.64%     11.94%     41.05%     120.92%     28.57%     12.32%     -2.60%     18.03%     -7.38%       9.25%
------------- ---------- ---------- ---------- ---------- ----------- ---------- ---------- ---------- ---------- ---------- -----------
------------- ---------- ---------- ---------- ---------- ----------- ---------- ---------- ---------- ---------- ---------- -----------
    1999         16.88%    113.62%      7.35%     42.04%      98.49%     20.94%     15.14%     71.34%     27.06%     28.96%      37.88%
------------- ---------- ---------- ---------- ---------- ----------- ---------- ---------- ---------- ---------- ---------- -----------
------------- ---------- ---------- ---------- ---------- ----------- ---------- ---------- ---------- ---------- ---------- -----------
    2000          9.11%     -9.91%      3.64%      4.82%     -16.08%     -9.08%    -16.14%     -9.32%     -4.70%     -3.87%     -10.05%
------------- ---------- ---------- ---------- ---------- ----------- ---------- ---------- ---------- ---------- ---------- -----------
------------- ---------- ---------- ---------- ---------- ----------- ---------- ---------- ---------- ---------- ---------- -----------
    2001        -14.98%      1.11%      0.14%     -9.96%     -25.96%    -11.88%    -22.81%    -22.45%
------------- ---------- ---------- ---------- ---------- ----------- ---------- ---------- ---------- ---------- ---------- -----------

1.       Total Return  represents  the sum of the change in market value of each group of stocks  between the first and last trading day of a period plus the total  dividends paid on each group of stocks during the period divided by the opening market value of each group of stocks as of the first trading day of a period.  Total Return does not take into  consideration any taxes.  Total
     Return  assumes that all dividends  are  reinvested  semi-annually  (with the exception of the FT Index and the Hang Seng Index from 12/31/78 through 12/31/86,  during which time annual reinvestment was assumed), and all returns are stated in terms of the
     United States dollar.  Based on the year-by-year  returns  contained in the table, over the period listed for the Nasdaq Target
     15 Strategy  the average  annual  total  return is 26.25%;  in addition,  over the period  listed  above,  the DART 10 Strategy achieved an average  annual  total  return of 17.26%,  the S&P Target 24 Strategy  achieved an average  annual  total return of
     17.41%,  the Global Target 15 Strategy achieved an average annual total return of 17.47%, and the Value Line Target 25 Strategy achieved an average annual total return of 29.96%. In addition,  over this period,  each individual strategy achieved a greater average annual total return than that of its corresponding  index, the S&P 500 Index,  Ibbotson  Small-Cap Index, the DJIA or a
     combination of the FT Index, Hang Seng Index and DJIA, which were 14.99%, ____%, 15.55% and ____%, respectively.  For the seven year period between  January 1, 1972 and December 31, 1978,  the DART 10 Strategy  achieved an annual total return of 22.14% in
     1972, 2.51% in 1973,  -2.49% in 1974,  54.29% in 1975,  33.48% in 1976, -3.41% in 1977 and -1.44% in 1978; the DJIA achieved an annual total return of 18.38% in 1972,  -13.20% in 1973,  -23.64% in 1974, 44.46% in 1975, 22.80% in 1976,  -12.91% in 1977 and
     2.66% in 1978; the S&P 500 Index achieved an annual total return of 18.89% in 1972,  -14.57% in 1973,  -26.33% in 1974,  36.84%
     in 1975, 23.64% in 1976 and -7.25% in 1977 and 6.49% in 1978; and the Ibbotson  Small-Cap Index achieved an annual total return of 4.43% in 1972,  -30.90%  in 1973,  -19.95%  in 1974,  52.82%  in 1975,  57.38% in 1976,  25.38% in 1977 and  23.46% in 1978.
     Although each Portfolio seeks to achieve a better  performance than its respective index as a whole,  there can be no assurance that a Portfolio will achieve a better performance.

2.       Cumulative  Index Returns  represent the average of the annual returns of the stocks  contained in the FT Index,  Hang Seng
     Index and DJIA.  Cumulative Index Returns do not represent an actual index.

There can be no assurance that any Portfolio will  outperform  the DJIA or any other index shown.  Investors  should not rely on the preceding financial information as an indication of the past or future performance of a Portfolio.

Some of the underlying  portfolios may be subject to an expense  reimbursement  or waiver that in the absence of such  reimbursement or waiver would reduce the portfolio's performance.

The performance  quoted in any advertising  should not be considered a  representation  of the performance of these  Sub-accounts in the future since performance is not fixed.  Actual  performance will depend on the type,  quality and, for some of the Sub-accounts, the maturities of the  investments  held by the underlying  mutual funds and upon prevailing  market  conditions and the response of the underlying  mutual funds to such  conditions.  Actual  performance will also depend on changes in the expenses of the underlying mutual funds.  In addition, the amount of charges against each Sub-account will affect performance.

The  information  provided by these  measures may be useful in reviewing the  performance of the  Sub-accounts,  and for providing a basis for  comparison  with other  annuities.  These  measures  may be less useful in  providing a basis for  comparison  with other investments that neither provide some of the benefits of such annuities nor are treated in a similar fashion under the Code.

HOW THE UNIT PRICE IS DETERMINED

For each  Sub-account  the initial Unit Price was $10.00.  The Unit Price for each  subsequent  period is the net investment  factor for that  period,  multiplied  by the Unit Price for the  immediately  preceding  Valuation  Period.  The Unit Price for a Valuation
Period applies to each day in the period.  The net investment  factor is an index that measures the investment  performance  of, and charges assessed  against,  a Sub-account  from one Valuation  Period to the next. The net investment  factor for a Valuation Period is: (a) divided by (b), less (c) where:

a.       is the net result of:

1.       the net asset value per share of the Portfolio shares held by that  Sub-account at the end of the current  Valuation Period plus the per share  amount of any  dividend or capital  gain  distribution  declared  and unpaid  (accrued) by the
                  Portfolio; plus or minus

2.       any per share charge or credit  during the  Valuation  Period as a provision  for taxes  attributable  to the  operation or maintenance of that Sub-account.

b.       is the net result of:

1.       the net asset  value per share of the  Portfolio  shares held by that  Sub-account  at the end of the  preceding  Valuation
                  Period plus the per share  amount of any dividend or capital gain  distribution  declared and unpaid  (accrued) by the Portfolio; plus or minus

2.       any per share  charge or credit  during  the  preceding  Valuation  Period as a  provision  for taxes  attributable  to the operation or maintenance of that Sub-account.

c.       is the Insurance Charge deducted daily against the assets of the Separate Account.

We value the assets in each Sub-account at their fair market value in accordance with accepted  accounting  practices and applicable laws and regulations.  The net investment factor may be greater than, equal to, or less than one.

ADDITIONAL INFORMATION ON FIXED ALLOCATIONS

To the extent permitted by law, we reserve the right at any time to offer Guarantee Periods with durations that differ from those which were available when your Annuity was issued.  We also reserve the right at any time to stop accepting new allocations, transfers or renewals for a particular Guarantee Period.  Such an action may have an impact on the market value adjustment ("MVA").

We declare the rates of interest  applicable  during the various  Guarantee  Periods  offered.  Declared rates are effective  annual rates of interest.  The rate of interest  applicable to a Fixed  Allocation is the one in effect when its Guarantee  Period  begins.
The rate is guaranteed  throughout the Guarantee  Period.  We inform you of the interest rate applicable to a Fixed  Allocation,  as well as its Maturity Date,  when we confirm the  allocation.  We declare  interest rates  applicable to new Fixed  Allocations  from time-to-time.  Any new Fixed  Allocation  in an existing  Annuity is credited  interest at a rate not less than the rate we are then crediting to Fixed Allocations for the same Guarantee Period selected by new Annuity purchasers in the same class.

The interest  rates we credit are subject to a minimum.  We may declare a higher  rate.  The minimum is based on both an index and a
                                                                                                                         -----
reduction to the interest rate determined according to the index.
---------

The  index is based on the  published  rate for  certificates  of  indebtedness  (bills,  notes or bonds,  depending  on the term of
     -----
indebtedness)  of the United  States  Treasury at the most recent  Treasury  auction held at least 30 days prior to the beginning of the applicable  Fixed  Allocation's  Guarantee  Period.  The term (length of time from issuance to maturity) of the  certificates of indebtedness  upon  which  the  index  is  based  is the  same as the  duration  of the  Guarantee  Period.  If no  certificates  of indebtedness  are available for such term,  the next shortest  term is used.  If the United  States  Treasury's  auction  program is discontinued,  we will  substitute  indexes which in our opinion are  comparable.  If required,  implementation  of such  substitute indexes  will be subject to  approval  by the SEC and the  Insurance  Department  of the  jurisdiction  in which  your  Annuity  was delivered.  (For Annuities  issued as certificates of  participation  in a group  contract,  it is our expectation  that approval of only the jurisdiction in which such group contract was delivered applies.)

The reduction used in determining the minimum interest rate is one and nine-tenths percent of interest (1.90%).
    ---------

Where required by the laws of a particular  jurisdiction,  a specific minimum interest rate,  compounded  yearly,  will apply should the index less the reduction be less than the specific minimum interest rate applicable to that jurisdiction.

WE MAY CHANGE THE  INTEREST  RATES WE CREDIT  NEW FIXED  ALLOCATIONS  AT ANY TIME.  Any such  change  does not have an impact on the rates applicable to Fixed  Allocations with Guarantee  Periods that began prior to such change.  However,  such a change will affect the MVA .

We have no specific  formula for  determining  the interest rates we declare.  Rates may differ between classes and between types of annuities we offer,  even for  guarantees of the same duration  starting at the same time. We expect our interest rate  declarations for Fixed  Allocations  to reflect the  returns  available  on the type of  investments  we make to support  the various  classes of annuities  supported by the assets in Separate Account D. However,  we may also take into  consideration  in determining  rates such factors  including,  but not limited to, the  durations  offered by the  annuities  supported  by the assets in Separate  Account D, regulatory  and tax  requirements,  the  liquidity  of the  secondary  markets  for the type of  investments  we make,  commissions, administrative  expenses,  investment  expenses,  our insurance risks in relation to Fixed Allocations,  general economic trends and competition.  OUR  MANAGEMENT  MAKES THE FINAL  DETERMINATION  AS TO INTEREST  RATES TO BE CREDITED.  WE CANNOT PREDICT THE RATES WE
WILL DECLARE IN THE FUTURE.

How We Calculate the Market Value Adjustment
--------------------------------------------
A MVA is used to  determine  the  Account  Value  of each  Fixed  Allocation.  The  formula  used to  determine  the MVA is  applied separately to each Fixed  Allocation.  Values and time  durations  used in the formula are as of the date the Account Value is being determined.  Current Rates and available Guarantee Periods may be found in the Prospectus.

The formula is:

                                                     [(1+I) / (1+J+0.0010)]N/12

                                                               where:

                  I is the interest rate being credited to the Fixed Allocation;

                  J is the interest rate (for your class of annuity) being credited to new Fixed  Allocations  with
                  Guarantee  Period  durations  equal to the number of years  (rounded to the next  higher  integer when  occurring  on  other  than  an  anniversary  of the  beginning  of the  Fixed  Allocation's
                  Guarantee Period) remaining in your Fixed Allocation Guarantee Period;

                  N is the number of months  (rounded to the next higher  integer  when  occurring  on other than a monthly  anniversary  of the  beginning of the  Guarantee  Period)  remaining  in such  Guarantee
                  Period.

The formula that applies if you surrender the Annuity pursuant to the free-look provision is [(1 + I)/(1 + J)]N/12.

No MVA applies in  determining a Fixed  Allocation's  Account Value on its Maturity  Date.  The formula may be changed if Additional
Amounts have been added to a Fixed Allocation.

Irrespective  of the above,  we apply  certain  formulas to  determine  "I" and "J" when we do not offer  Guarantee  Periods  with a duration equal to the Remaining Period.  These formulas are as follows:

1.       If we offer  Guarantee  Periods to your  class of  Annuities  with  durations  that are both  shorter  and longer  than the
         Remaining  Period,  we interpolate a rate for "J" between our then current  interest  rates for Guarantee  Periods with the next shortest and next longest durations then available for new Fixed Allocations for your class of Annuities .

2.       If we no longer offer  Guarantee  Periods to your class of Annuities  with  durations that are both longer and shorter than the  Remaining  Period,  we determine  rates for "J" and, for purposes of  determining  the MVA only,  for "I" based on the
         Moody's  Corporate  Bond Yield Average - Monthly  Average  Corporates  (the  "Average"),  as published by Moody's  Investor
         Services,  Inc.,  its  successor,  or an  equivalent  service  should such Average no longer be  published by Moody's.  For determining  I, we will use the  Average  published  on or  immediately  prior to the  start  of the  applicable  Guarantee
         Period.  For  determining  J, we will use the Average for the Remaining  Period  published on or  immediately  prior to the date the MVA is calculated.

No MVA applies in  determining a Fixed  Allocation's  Account Value on its Maturity  Date,  and,  where required by law, the 30 days prior to the Maturity Date. If we are not offering a Guarantee  Period with a duration  equal to the number of years  remaining in a
Fixed Allocation's Guarantee Period, we calculate a rate for "J" above using a specific formula.

Our Current  Rates are expected to be sensitive to interest rate  fluctuations,  thereby  making each MVA equally  sensitive to such changes.  There would be a downward  adjustment  when the  applicable  Current Rate plus 0.10  percent of interest  exceeds the rate credited to the Fixed  Allocation and an upward  adjustment  when the applicable  Current Rate is more than 0.10 percent of interest lower than the rate being credited to the Fixed Allocation.

We  reserve  the right,  from time to time,  to  determine  the MVA using an  interest  rate  lower  than the  Current  Rate for all transactions  applicable  to a class of Annuities.  We may do so at our sole  discretion.  This would benefit all such  Annuities if transactions to which the MVA applies occur while we use such lower interest rate.

GENERAL INFORMATION

Voting Rights
-------------
You have voting rights in relation to Account Value  maintained  in the  Sub-accounts.  You do not have voting rights in relation to
Account Value maintained in any Fixed Allocations or in relation to fixed or adjustable annuity payments.

We will vote shares of the Portfolios in which the Sub-accounts  invest in the manner directed by Owners.  Owners give  instructions equal to the number of shares represented by the Sub-account Units attributable to their Annuity.

We will vote the shares  attributable  to assets  held in the  Sub-accounts  solely for us rather  than on behalf of Owners,  or any share as to which we have not received  instructions,  in the same manner and  proportion  as the shares for which we have  received instructions.  We will do so separately for each  Sub-account  from various  classes of the Separate  Account that may invest in the same Portfolio.

The number of votes for a Portfolio  will be  determined  as of the record date for such  underlying  mutual  fund or  portfolio  as chosen by its board of trustees or board of  directors,  as  applicable.  We will  furnish  Owners with proper  forms and proxies to enable them to instruct us how to vote.

You may  instruct  us how to vote on the  following  matters:  (a)  changes  to the  board of  trustees  or board of  directors,  as applicable;  (b) changing the independent  accountant;  c) any change in the  fundamental  investment  policy;  (d) any other matter requiring  a vote of the  shareholders;  and (e)  approval  of changes to the  investment  advisory  agreement  or adoption of a new investment  advisory  agreement.  American  Skandia  Trust (the  "Trust") has  obtained an  exemption  from the SEC that permits its investment adviser,  American Skandia Investment Services,  Incorporated ("ASISI"),  subject to approval by the Board of Trustees of the Trust, to change  sub-advisors  for a Portfolio and to enter into new sub-advisory  agreements,  without  obtaining  shareholder approval of the changes.  This exemption (which is similar to exemptions  granted to other  investment  companies that are organized in a similar manner as the Trust) is intended to facilitate the efficient  supervision  and management of the  sub-advisors by ASISI and the  Trustees.  The Trust is  required,  under the terms of the  exemption,  to  provide  certain  information  to  shareholders following these types of changes.

With respect to approval of changes to the investment  advisory  agreement,  approval of a new investment  advisory agreement or any change in fundamental  investment policy, only Owners maintaining Account Value as of the record date in a Sub-account  investing in the applicable  underlying  mutual fund portfolio will instruct us how to vote on the matter,  pursuant to the  requirements of Rule
18f-2 under the Investment Company Act.

Modification
------------
We reserve the right to do any or all of the following:  (a) combine a Sub-account  with other  Sub-accounts;  (b) combine  Separate
Account B or a portion of it with other "unitized"  separate  accounts;  (c) terminate offering certain Guarantee Periods for new or renewing Fixed Allocations;  (d) combine Separate Account D with other  "non-unitized"  separate accounts;  (e) deregister  Separate
Account B under the Investment  Company Act; (f) operate Separate Account B as a management  investment company under the Investment
Company Act or in any other form  permitted by law;  (g) make  changes  required by any change in the  Securities  Act of 1933,  the
Exchange Act of 1934 or the  Investment  Company Act; (h) make changes that are necessary to maintain the tax status of your Annuity under the Code; (i) make changes  required by any change in other Federal or state laws relating to retirement  annuities or annuity contracts; and (j) discontinue offering any Sub-account at any time.

Also,  from time to time,  we may make  additional  Sub-accounts  available to you.  These  Sub-accounts  will invest in  underlying mutual funds or  portfolios  of  underlying  mutual  funds we believe to be suitable  for the Annuity.  We may or may not make a new
Sub-account  available to invest in any new portfolio of one of the current  underlying mutual funds should such a portfolio be made available to Separate Account B.

We may  eliminate  Sub-accounts,  combine  two or more  Sub-accounts  or  substitute  one or more  new  underlying  mutual  funds or portfolios for the one in which a Sub-account is invested.  Substitutions  may be necessary if we believe an underlying  mutual fund or  portfolio no longer suits the purpose of the  Annuity.  This may happen due to a change in laws or  regulations,  or a change in the investment  objectives or  restrictions  of an underlying  mutual fund or portfolio,  or because the  underlying  mutual fund or portfolio is no longer  available  for  investment,  or for some other  reason.  We would obtain prior  approval  from the insurance department  of our state of domicile,  if so required by law,  before  making such a  substitution,  deletion or  addition.  We also would  obtain  prior  approval  from the SEC so long as required  by law,  and any other  required  approvals  before  making such a substitution, deletion or addition.

We reserve the right to transfer  assets of Separate  Account B, which we determine to be associated  with the class of contracts to which your Annuity  belongs,  to another  "unitized"  separate  account.  We also  reserve the right to transfer  assets of Separate
Account D which we determine to be associated with the class of contracts to which your annuity belongs,  to another  "non-unitized"
separate  account.  We will  notify you (and/or any payee  during the payout  phase) of any  modification  to your  Annuity.  We may endorse your Annuity to reflect the change.

Deferral of Transactions
------------------------
We may defer any  distribution or transfer from a Fixed  Allocation or an annuity payment for a period not to exceed the lesser of 6 months or the period  permitted by law. If we defer a  distribution  or transfer from any Fixed  Allocation  or any annuity  payment for more than thirty days,  or less where  required by law, we pay interest at the minimum rate required by law but not less than 3%
or at  least  4% if  required  by your  contract,  per  year on the  amount  deferred.  We may  defer  payment  of  proceeds  of any distribution  from any  Sub-account or any transfer from a Sub-account  for a period not to exceed 7 calendar days from the date the transaction  is  effected.  Any  deferral  period  begins  on the date such  distribution  or  transfer  would  otherwise  have been transacted.

There may be circumstances  where the NYSE is open,  however,  due to inclement  weather,  natural  disaster or other  circumstances beyond  our  control,  our  offices  may  be  closed  or  our  business  processing  capabilities  may be  restricted.  Under  those circumstances,  your Account Value may fluctuate  based on changes in the Unit Values,  but you may not be able to transfer  Account
Value, or make a purchase or redemption request.

The NYSE is closed on the following nationally  recognized  holidays:  New Year's Day, Martin Luther King, Jr. Day, Presidents' Day,
Good Friday,  Memorial Day,  Independence  Day,  Labor Day,  Thanksgiving,  and Christmas.  On those dates,  we will not process any financial transactions involving purchase or redemption orders.

American Skandia will also not process financial transactions involving purchase or redemption orders or transfers on any day that:
|X|      trading on the NYSE is restricted;
|X|      an emergency exists making redemption or valuation of securities held in the separate account impractical; or
|X|      the SEC, by order, permits the suspension or postponement for the protection of security holders.

Misstatement of Age or Sex
--------------------------
If there has been a misstatement  of the age and/or sex of any person upon whose life annuity  payments or the minimum death benefit are based, we make  adjustments to conform to the facts. As to annuity  payments:  (a) any  underpayments  by us will be remedied on the next payment  following  correction;  and (b) any  overpayments by us will be charged against future amounts payable by us under your Annuity.

Ending the Offer
----------------
We may limit or discontinue offering Annuities.  Existing Annuities will not be affected by any such action.

Annuitization

WHAT TYPES OF ANNUITY OPTIONS ARE AVAILABLE?

We currently make annuity options available that provide fixed annuity payments,  variable  payments or adjustable  payments.  Fixed options  provide the same amount with each  payment.  Variable  options  generally  provide a payment which may increase or decrease depending on the investment  performance of the Sub-accounts.  However,  currently,  we also make a variable payment option that has a guarantee  feature.  Adjustable  options  provide a fixed payment that is periodically  adjusted based on current  interest rates.
We do not guarantee to make all annuity payment options available in the future.

When you purchase an Annuity,  or at a later date,  you may choose an Annuity Date,  an annuity  option and the frequency of annuity payments.  You may change your  choices up to 30 days before the Annuity  Date.  A maximum  Annuity Date may be required by law. Any change to these  options  must be in  writing.  The  Annuity  Date may depend on the  annuity  option you  choose.  Certain  annuity options may not be available  depending on the age of the Annuitant.  You may not annuitize and receive annuity  payments within the first Annuity Year.

Certain of these annuity options may also be available to  Beneficiaries  who choose to receive the Annuity's Death Benefit proceeds as a series of payments instead of a lump sum payment.

Option 1
--------
Payments for Life:  Under this option,  income is payable  periodically  until the death of the "key life".  The "key life" (as used in this  section) is the person or persons  upon whose life annuity  payments are based.  No  additional  annuity  payments are made after the death of the key life.  Since no minimum  number of  payments is  guaranteed,  this  option  offers the largest  amount of periodic  payments of the life  contingent  annuity  options.  It is possible  that only one payment will be payable if the death of the key life occurs before the date the second  payment was due, and no other  payments nor death  benefits  would be payable.  This option is currently  available on a fixed or variable basis.  Under this option,  you cannot make a partial or full surrender of the annuity.

Option 2
--------
Payments Based on Joint Lives:  Under this option,  income is payable  periodically  during the joint lifetime of two key lives, and thereafter  during the remaining  lifetime of the survivor,  ceasing with the last payment prior to the survivor's death. No minimum number of payments is  guaranteed  under this option.  It is possible  that only one payment will be payable if the death of all the key lives  occurs  before the date the second  payment was due,  and no other  payments  or death  benefits  would be payable.  This option is currently  available on a fixed or variable basis.  Under this option,  you cannot make a partial or full surrender of the annuity.

Option 3
--------
Payments for Life with a Certain  Period:  Under this option,  income is payable  until the death of the key life.  However,  if the key life dies before the end of the period selected (5, 10 or 15 years),  the remaining  payments are paid to the Beneficiary  until the end of such period.  This option is  currently  available on a fixed or variable  basis.  If you elect to receive  payments on a variable basis under this option,  you can request  partial or full surrender of the annuity and receive its then current cash value
(if any) subject to our rules.

Option 4
--------
Fixed Payments for a Certain  Period:  Under this option,  income is payable  periodically  for a specified  number of years. If the payee dies before the end of the specified  number of years,  the remaining  payments are paid to the Beneficiary to the end of such period.  Note that under this option,  payments are not based on any  assumptions  of life  expectancy.  Therefore,  that portion of the Insurance  Charge assessed to cover the risk that key lives outlive our  expectations  provides no benefit to an Owner selecting this option.  Under this option, you cannot make a partial or full surrender of the annuity.

Option 5
--------
Variable  Payments for Life with a Cash Value:  Under this  option,  benefits  are payable  periodically  until the death of the key life.  Benefits may  increase or decrease  depending  on the  investment  performance  of the  Sub-accounts.  This option has a cash value that also varies with the  investment  performance  of the  Sub-account.  The cash value  provides a "cushion"  from  volatile investment  performance so that negative investment  performance does not automatically  result in a decrease in the annuity payment each month,  and positive  investment  performance does not  automatically  result in an increase in the annuity payment each month.
The cushion generally  "stabilizes"  monthly annuity payments.  Any cash value remaining on the death of the key life is paid to the
Beneficiary  in a lump sum or as periodic  payments.  Under this option,  you can request  partial or full  surrender of the annuity and receive its then current cash value (if any) subject to our rules.

Option 6
--------
Variable  Payments  for Life with a Cash Value and  Guarantee:  Under this  option,  benefits  are payable as described in Option 5;
except that,  while the key life is alive, the annuity payment will not be less than a guaranteed  amount,  which generally is equal
------
to the first annuity  payment.  We charge an additional  amount for this guarantee.  Under this option,  any cash value remaining on the death of the key life is paid to the  Beneficiary  in a lump sum or as periodic  payments.  Under this  option,  you can request partial or full surrender of the annuity and receive its then current cash value (if any) subject to our rules.

We may make additional annuity payment options available in the future.

WHEN ARE ANNUITY PAYMENTS MADE?

Each Annuity  Payment is payable  monthly on the Annuity  Payment Date. The initial annuity payment will be on a date of your choice of the 1st through the 28th day of the month.  The Annuity Payment Date may not be changed after the Annuity Date.

HOW ARE ANNUITY PAYMENTS CALCULATED?

Fixed Annuity Payments
If you choose to receive fixed annuity  payments,  you will receive equal  fixed-dollar  payments  throughout the period you select.
The amount of the fixed payment will vary  depending on the annuity  payment  option and payment  frequency  you select.  Generally, the first annuity payment is determined by multiplying  the Account Value upon the Annuity Date,  minus any state premium taxes that may apply,  by the factor  determined  from our table of annuity  rates.  The table of annuity  rates  differs  based on the type of annuity  chosen and the  frequency  of  payment  selected.  Our rates  will not be less than our  guaranteed  minimum  rates.  These guaranteed  minimum rates are derived from the 1983a  Individual  Annuity  Mortality  Table with an assumed  interest rate of 3% per annum.  Where  required by law or regulation,  such annuity table will have rates that do not differ  according to the gender of the key life.  Otherwise, the rates will differ according to the gender of the key life.

Variable Annuity Payments
We offer three different  types of variable  annuity payment  options.  The first annuity payment will be calculated  based upon the assumed  investment  return  ("AIR").  You select the AIR before we start to make  annuity  payments.  You will not receive  annuity payments  until you choose an AIR. The remaining  annuity  payments will  fluctuate  based on the  performance  of the  Sub-accounts relative to the AIR as well as other  factors  described  below.  The greater the AIR,  the  greater the first  annuity  payment.  A higher  AIR may result in  smaller  potential  growth in the  annuity  payments.  A lower AIR  results  in a lower  initial  annuity payment.  Within payment options 1-3, if the  Sub-accounts  you choose perform exactly the same as the AIR, then subsequent  annuity payments  will be the same as the  first  annuity  payment.  If the  Sub-accounts  you  choose  perform  better  than the AIR,  then subsequent  annuity  payments  will be higher  than the first.  If the  Sub-accounts  you choose  perform  worse than the AIR,  then subsequent  annuity  payments will be lower than the first.  Within payment option 5 and 6, the cash value for the Annuitant  (while alive) and a variable  period of time during which  annuity  payments  will be made whether or not the  Annuitant is still alive are adjusted based on the  performance of the  Sub-accounts  relative to the AIR;  however,  subsequent  annuity  payments do not always increase or decrease based on the performance of the Sub-accounts relative to the AIR.

         Options 1-3:
         Under Options 1, 2 and 3, annuity  payments are payable for the life of the  Annuitant,  for a Certain  Period,  or for the life of the Annuitant  and a Certain  Period.  Annuity  payments  terminate  when the Annuitant  dies,  the Certain  Period chosen ends, or upon the Inheritance Date if a lump sum death benefit is payable.

         Your  Account  Value on the Annuity Date will be used to purchase  Units.  We will  determine  the number of Units based on the Account Value reduced by any applicable  premium tax, the length of any Certain  Period,  the payment option  selected, and the Unit Value of the  Sub-accounts  you initially  selected on the Annuity Date.  The number of Units also will depend on the  Annuitant's  age and gender  (where  permitted by law) if Annuity  Payments are due for the life of the  Annuitant.
         Other than to fund  Annuity  Payments,  the  number of Units  allocated  to each  Sub-account  will not  change  unless you transfer among the Sub-accounts or make a withdrawal (if allowed).

         We calculate your Annuity  Payment Amount on each Monthly  Processing  Date by multiplying the number of Units scheduled to be redeemed under the Schedule of Units for each  Sub-account  and multiplying  them by the Unit Value of each  Sub-account on such date. This calculation is performed for each  Sub-account,  and the sum of the Sub-account  calculations will equal the amount of your Annuity Payment Amount.

         You can select one of three AIRs for these options: 3%, 5% or 7%.

         Options 5  & 6:
         Annuity  payment  Options 5 and 6 attempt to cushion the Annuity  Payment  Amount from the immediate  impact of Sub-account performance  through a "stabilization"  process.  This means that positive market  performance will not always increase the
         Annuity  Payment  Amount,  and negative  market  performance  will not always  decrease  the Annuity  Payment  Amount.  The stabilization  process  adjusts the length of the Inheritance  Period while  generally  maintaining a level Annuity Payment
         Amount.  When values  under the Annuity  exceed a trigger,  then an  Adjustment  is made to  increase  the Annuity  Payment
         Amount and decrease the Cash Value and the Inheritance Period.  Adjustments do not change the Income Base.

         KEY TERMS

         Adjustment is a change to the benefits that occur if, on an Annuity Payment Date, the Cash Value Trigger is exceeded.

         Annuity Date is the date you choose for annuity payments to commence.  A maximum Annuity Date may apply.

         Annuity  Factors are factors we apply to determine the Schedule of Units.  Annuity Factors  reflect  assumptions  regarding the costs we expect to bear in  guaranteeing  payments  for the lives of the  Annuitants  and will depend on the  Benchmark
         Rate, the Inheritance Period, the Annuitant's attained age and where permitted by law, gender.

         Annuity  Payment Date is the date each month  annuity  payments are payable.  This date is the same day of the month as the
         Annuity  Date which may be any date chosen by you between the 1st and the 28th day of the month.  The Annuity  Payment Date may not be changed on or after the Annuity Date.

         Benchmark  Rate is an assumed  rate of return used in  determining  the  Annuity  Factors  and the  Schedule of Units.  The
         Benchmark  Rate for Annuity  Option 5 is currently  4%. The  Benchmark  Rate for Annuity  Option 6 is currently  3%. We may use a different rate for different  classes of purchasers.  The Benchmark  Rate is set forth in the  supplemental  contract material which you receive upon annuitization.

         Cash Value Trigger is an amount we use to determine  whether an  Adjustment  must be made to your  Annuity's  annuitization values  following  the Annuity  Date.  The initial Cash Value  Trigger is a percentage  of the Account Value on the Annuity
         Date (generally 85% of such amount),  and is always equal to the Cash Value of the contract on the  Annuitization  Date. We reserve the right to change the Cash Value Trigger at any time.

         Income Base is the value of each allocation to a Sub-account,  plus any earnings and any adjustments  made based on whether the  Annuitant(s)  is alive  and/or  less any  losses,  distributions,  and  charges  thereon.  Income  Base is  determined separately  for each  Sub-account,  and then  totaled to  determine  the Income Base for your  Annuity.  The Income Base is always more than the Cash Value.

         Inheritance  Date is the date we receive,  at our office,  due proof  satisfactory to us of the  Annuitant's  death and all other  requirements that enable us to make payments for the benefit of a Beneficiary.  If there are joint  Annuitants,  the
         Inheritance Date refers to the death of the last surviving Annuitant.

         Inheritance  Period is a variable  period of time during which  annuity  payments  are due whether or not the  Annuitant is still alive.  The Inheritance Period is represented in months or partial months.

         Schedule of Units is a schedule for each  Sub-account  of how many Units are  expected to fund your annuity  payments as of each  Annuity  Payment  Date.  The  schedule  initially  is assigned on the Annuity Date and is based on the portion of the
         Account Value on the Annuity Date you allocate to a Sub-account,  the Benchmark  Rate, and Annuity  Factors.  Subsequently,
         the Schedule of Units is adjusted for transfers, Adjustments, or partial surrenders.

|X|      Stabilized Variable Payments (Option 5)
         ----------------------------
         This option provides  guaranteed  payments for life, a cash value for the Annuitant  (while alive) and a variable period of time during which  annuity  payments  will be made whether or not the  Annuitant is still alive.  We calculate  the initial
                                                                                                                             -------
         annuity  payment amount by multiplying  the number of units  scheduled to be redeemed under a schedule of units by the Unit
         Values  determined  on the Annuity  Date.  The  schedule of units is  established  for each  Sub-account  you choose on the
         Annuity  Date based on the  applicable  benchmark  rate,  meaning the AIR,  and the annuity  factors.  The annuity  factors reflect our assumptions  regarding the costs we expect to bear in guaranteeing  payments for the lives of the Annuitant and will depend on the benchmark  rate, the annuitant's  attained age and gender (where  permitted).  Unlike variable  payments
         (described  above)  where each  payment  can vary based on  Sub-account  performance,  this  payment  option  cushions  the immediate  impact of  Sub-account  performance  by adjusting the length of the time during which  annuity  payments will be made whether or not the  Annuitant  is alive while  generally  maintaining  a level  annuity  payment  amount.  Sub-account performance that exceeds a benchmark rate will generally  extend this time period,  while  Sub-account  performance that is less than a benchmark  rate will  generally  shorten the period.  If the period  reaches  zero and the  Annuitant  is still alive,  Annuity  Payments  continue,  however,  the annuity payment amount will vary depending on Sub-account  performance, similar to conventional variable payments.  The AIR for this option is 4%.

|X|      Stabilized Variable Payments with a Guaranteed Minimum (Option 6)
         ------------------------------------------------------
         This option provides  guaranteed  payments for life in the same manner as Stabilized  Variable Payments  (described above).
         In addition to the  stabilization  feature,  this option also  guarantees that variable  annuity  payments will not be less than the initial annuity payment amount regardless of Sub-account performance.  The AIR for this option is 3%.

The variable  annuity payment options are described in greater detail in a separate  prospectus which will be provided to you at the time you elect one of the variable annuity payment options.

Adjustable Annuity Payments
We may make an adjustable annuity payment option available.  Adjustable  annuity payments are calculated  similarly to fixed annuity payments except that on every fifth (5th) anniversary of receiving  annuity payments,  the annuity payment amount is adjusted upward or downward  depending on the rate we are currently  crediting to annuity  payments.  The  adjustment in the annuity  payment amount does not affect the duration of remaining annuity payments, only the amount of each payment.

         HOW ANNUITIZATION WORKS FOR OPTIONS 5 & 6:

         Initial Annuity Payment
         The initial  annuity  payment  amount is  calculated  based on the Schedule of Units  multiplied  by the Unit Values on the
         Annuity Date.  We calculate  this value upon  annuitization  and this is the amount  payable on the first  Annuity  Payment
         Date.

         Subsequent Annuity Payments
         The amount of subsequent  annuity  payments are  determined  one month in advance.  On the Annuity  Payment Date,  based on your current  allocations,  we calculate the  Inheritance  Period and the Cash Value.  We calculate these initial values as follows:

|X|      The  Inheritance  Period is first  reduced by one month  (because  one monthly  period has passed)  and then  increased  or
              -------------------
              decreased to reflect the difference  between the value of the Units to be redeemed to fund the stable annuity  payment amount  and the value of the Units in the  Schedule  of Units.  Generally,  if  Sub-account  performance  exceeds  the
              Benchmark  Rate, then the Inheritance  Period will decrease less than one month,  while if Sub-account  performance is less than the Benchmark  Rate,  the  Inheritance  Period will decrease more than one month.  Monthly  annuity  payment amounts are stabilized while the Inheritance Period absorbs the immediate impact of market volatility.

|X|      The Cash Value is determined based on the new Inheritance Period and the current Unit Values.
             ----------

         The next annuity  payment  amount on each Annuity  Payment  Date will depend on whether the  Inheritance  Period is greater than or equal to zero and whether the Cash Value Trigger has been exceeded.

         Inheritance Period Greater Than Zero
         Cash Value Trigger not exceeded
         If the Cash Value Trigger has not been  exceeded  then we do not make an  adjustment.  The next annuity  payment  amount is
                                       ---
         equal to the then current annuity payment amount.  The  Inheritance  Period and the Cash Value initially  calculated  above are established.  The stabilization process maintains a level annuity payment amount.

         Cash Value Trigger exceeded
         If the Cash Value  Trigger has been exceeded  then we make an  adjustment.  The Cash Value of the Annuity is adjusted to be equal to the Cash Value  Trigger and the  Inheritance  Period is  decreased.  The Schedule of Units is revised to reflect a higher  Annuity  Payment Amount to be paid on the next Annuity  Payment Date.  Adjustments do not change the Income Base of the Annuity.  The revised  annuity  payment amount  becomes the new stabilized  payment amount until there is an adjustment or the Inheritance Period becomes equal to zero.

         Inheritance Period Equal To Zero
         If the Inheritance  Period is equal to zero, the Annuity in the annuitization  phase does not have any Cash Value.  Annuity
         Payments will continue until the Inheritance Date;  however,  the annuity payment amount may fluctuate each Annuity Payment
         Date with changes in Unit Values.  The next annuity  payment amount is established  equal to the number of Units  scheduled to be paid under the Schedule of Units multiplied by the current Unit Values.

------------------------------------------------------------------------------------------------------------------------------------
         If you have selected  annuity  payment option 6, the Optional  Guarantee  Feature,  the annuity  payment amount will not be less than the initial guaranteed annuity payment amount.
------------------------------------------------------------------------------------------------------------------------------------

         Can I change the Cash Value Trigger?
         Unless you have  selected  annuity  payment  option 6, you can adjust the Cash  Value  Trigger to 25%,  50%,  or 75% of the original Cash Value Trigger on any Annuity Payment Date.

         Reducing  the Cash Value  Trigger  increases  the  likelihood  that your annuity  payment  amount will  increase.  However, reducing  the Cash Value  Trigger may also  result in using more Units to generate  the larger  monthly  payment.  This can also decrease the  Inheritance  Period more rapidly to support the higher  Annuity  Payment  Amount during  periods of poor market  performance,  which may effect the stability of future annuity  payments.  Any adjustment to the Cash Value Trigger is permanent  although you may  continue to decrease the trigger in the future to 25% of the original  Cash Value  Trigger.
         If you have selected Annuity Payment Option 6, the Cash Value Trigger is set as of the Issue Date, and may NOT be changed.

         Can you illustrate how annuity payments are made?
         Shown below are examples of annuity  payment option 5 under different  hypothetical  interest rate scenarios for a randomly chosen male and female aged 65 with a 4% Benchmark  Rate, and $50,000  Account Value on the Annuity Date.  These values are illustrative only and are hypothetical.

      ---------------------------------------------------------------------------------------------------------------------
                                                            Male Age 65, 4% Benchmark Rate,
                                                         $50,000 Account Value on Annuity Date
                             ----------------------------------------------------------------------------------------------
                                            Beginning Year 1                               Beginning Year 5
                             ----------------------------------------------------------------------------------------------
       Hypothetical Rate of    Annuity   Inheritance Income     Cash Value    Annuity   Inheritance Income Base Cash Value
              Return           Payment     Period       Base                  Payment     Period
                               Amount     (months)                            Amount     (months)
                0%              $ 278.96      211.32   $ 50,000    $ 42,500    $ 278.96      132.90    $ 34,857   $ 24,404
                4%                278.96      211.32     50,000      42,500      278.96      156.83      41,916     32,503
                6%                278.96      211.32     50,000      42,500      278.96      166.53      45,789     36,713
                8%                278.96      211.32     50,000      42,500      278.96      175.13      49,903     41,083
               10%                278.96      211.32     50,000      42,500      299.05      161.47      53,912     42,500
               12%                278.96      211.32     50,000      42,500      322.34      142.75      57,988     42,500

      ---------------------------------------------------------------------------------------------------------------------
       Hypothetical Rate of                Beginning Year 10                              Beginning Year 20
              Return
                             ----------------------------------------------------------------------------------------------
                               Annuity   Inheritance Income     Cash Value    Annuity   Inheritance Income Base Cash Value
                               Payment     Period       Base                  Payment     Period
                               Amount     (months)                            Amount     (months)
                0%              $ 175.01        0.00   $ 21,173         $ 0    $ 104.26        0.00     $ 8,332        $ 0
                4%                278.96       65.92     31,224      14,753      219.83        0.00      17,567          0
                6%                278.96      118.14     39,816      28,948      278.96       44.25      26,839     12,990
                8%                278.96      152.19     50,118      41,912      322.81      108.15      49,512     42,500
               10%                355.11      115.47     59,303      42,500      555.16       61.30      68,412     42,500
               12%                421.98       89.98     70,418      42,500      888.48       37.19     101,564     42,500
      ---------------------------------------------------------------------------------------------------------------------

      ---------------------------------------------------------------------------------------------------------------------
                                                           Female Age 65, 4% Benchmark Rate,
                                                         $50,000 Account Value of Annuity Date
                             ----------------------------------------------------------------------------------------------
                                            Beginning Year 1                               Beginning Year 5
                             ----------------------------------------------------------------------------------------------
       Hypothetical Rate of    Annuity   Inheritance Income     Cash Value    Annuity   Inheritance Income Base Cash Value
              Return           Payment     Period       Base                  Payment     Period
                               Amount     (months)                            Amount     (months)
                0%              $ 258.24      236.78   $ 50,000    $ 42,500    $ 258.24      144.79    $ 35,656   $ 24,173
                4%                258.24      236.78     50,000      42,500      258.24      179.86      42,775     33,347
                6%                258.24      236.78     50,000      42,500      258.24      193.11      46,680     37,896
                8%                258.24      236.78     50,000      42,500      258.54      204.14      50,826     42,500
               10%                258.24      236.78     50,000      42,500      279.62      178.24      54,810     42,500
               12%                258.24      236.78     50,000      42,500      296.48      158.15      59,069     42,500

      ---------------------------------------------------------------------------------------------------------------------
       Hypothetical Rate of                Beginning Year 10                              Beginning Year 20
              Return
                             ----------------------------------------------------------------------------------------------
                               Annuity   Inheritance Income     Cash Value    Annuity   Inheritance Income Base Cash Value
                               Payment     Period       Base                  Payment     Period
                               Amount     (months)                            Amount     (months)
                0%              $ 162.01        0.00   $ 22,625         $ 0     $ 96.51        0.00     $ 8,891        $ 0
                4%                258.24       76.04     32,961      15,506      203.50        0.00      18,747          0
                6%                258.24      147.89     41,792      32,064      258.24       74.90      29,798     19,391
                8%                278.90      166.58     51,796      42,500      327.20      114.71      50,840     42,500
               10%                335.80      125.86     61,417      42,500      544.61       65.36      72,073     42,500
               12%                390.12       98.61     73,317      42,500      841.11       40.11     107,597     42,500
      ---------------------------------------------------------------------------------------------------------------------

Below are examples of annuity payment option 6 under different  hypothetical  interest rate scenarios for a randomly chosen male and female aged 65 with a 3% Benchmark Rate, and a $50,000  Account Value on Annuity Date.  These values are  illustrative  only and are hypothetical.

      ---------------------------------------------------------------------------------------------------------------------
                                                            Male Age 65, 3% Benchmark Rate,
                                                         $50,000 Account Value on Annuity Date
                             ----------------------------------------------------------------------------------------------
                                            Beginning Year 1                               Beginning Year 5
                             ----------------------------------------------------------------------------------------------
       Hypothetical Rate of    Annuity   Inheritance Income     Cash Value    Annuity   Inheritance Income Base Cash Value
              Return           Payment     Period       Base                  Payment     Period
                               Amount     (months)                            Amount     (months)
                0%              $ 249.37      221.37   $ 50,000    $ 42,500    $ 249.37      148.67    $ 34,550   $ 25,151
                4%                249.37      221.37     50,000      42,500      249.37      167.89      41,435     32,509
                6%                249.37      221.37     50,000      42,500      249.37      175.80      45,210     36,410
                8%                249.37      221.37     50,000      42,500      249.37      182.87      49,219     40,492
               10%                249.37      221.37     50,000      42,500      264.57      173.21      53,211     42,500
               12%                249.37      221.37     50,000      42,500      287.28      153.60      57,176     42,500

      ---------------------------------------------------------------------------------------------------------------------
       Hypothetical Rate of                Beginning Year 10                              Beginning Year 20
              Return
                             ----------------------------------------------------------------------------------------------
                               Annuity   Inheritance Income     Cash Value    Annuity   Inheritance Income Base Cash Value
                               Payment     Period       Base                  Payment     Period
                               Amount     (months)                            Amount     (months)
                0%              $ 249.37        0.00   $ 20,319         $ 0    $ 249.37        0.00     $ 7,773        $ 0
                4%                249.37       82.08     30,483      16,461      249.37        0.00      16,400          0
                6%                249.37      124.93     38,634      28,285      249.37       44.13      25,015     11,687
                8%                249.37      154.02     48,349      39,902      249.37      121.50      47,150     41,888
               10%                309.45      126.69     57,540      42,500      469.02       69.38      64,353     42,500
               12%                370.41       99.14     68,044      42,500      757.89       42.21      94,439     42,500
      ---------------------------------------------------------------------------------------------------------------------

      ---------------------------------------------------------------------------------------------------------------------
                                                           Female Age 65, 3% Benchmark Rate,
                                                         $50,000 Account Value on Annuity Date
                             ----------------------------------------------------------------------------------------------
                                            Beginning Year 1                               Beginning Year 5
                             ----------------------------------------------------------------------------------------------
       Hypothetical Rate of    Annuity   Inheritance Income     Cash Value    Annuity   Inheritance Income Base Cash Value
              Return           Payment     Period       Base                  Payment     Period
                               Amount     (months)                            Amount     (months)
                0%              $ 228.98      248.47   $ 50,000    $ 42,500    $ 228.98      166.84    $ 35,323   $ 25,380
                4%                228.98      248.47     50,000      42,500      228.98      193.27      42,265     33,383
                6%                228.98      248.47     50,000      42,500      228.98      203.62      46,069     37,519
                8%                228.98      248.47     50,000      42,500      228.98      212.65      50,108     41,803
               10%                228.98      248.47     50,000      42,500      246.35      191.81      54,055     42,500
               12%                228.98      248.47     50,000      42,500      262.61      170.89      58,198     42,500

      ---------------------------------------------------------------------------------------------------------------------
       Hypothetical Rate of                Beginning Year 10                              Beginning Year 20
              Return
                             ----------------------------------------------------------------------------------------------
                               Annuity   Inheritance Income     Cash Value    Annuity   Inheritance Income Base Cash Value
                               Payment     Period       Base                  Payment     Period
                               Amount     (months)                            Amount     (months)
                0%              $ 228.98        0.00   $ 21,726         $ 0    $ 228.98        0.00     $ 8,275        $ 0
                4%                228.98       99.00     32,143      17,870      228.98        0.00      17,460          0
                6%                228.98      154.84     40,498      31,093      228.98       74.08      27,657     17,376
                8%                236.22      183.14     50,351      42,500      267.55      130.23      48,732     42,500
               10%                291.75      138.73     59,441      42,500      459.19       74.40      67,427     42,500
               12%                340.24      109.31     70,699      42,500      713.90       45.82      99,672     42,500
      ---------------------------------------------------------------------------------------------------------------------

WHAT HAPPENS WHEN THE ANNUITANT DIES?

As of the Inheritance  Date, if an Inheritance  Period exists and was never zero at any time between the death of the last surviving
Annuitant and the Inheritance  Date, we will make Annuity  Payments to the Beneficiary for the remainder of the Inheritance  Period.
As an  alternative,  a lump sum can be paid to the  Beneficiary.  There is no guarantee  that there will be any  Inheritance  Period after the date of death,  which means there may be no amount due for the  Beneficiary.  If there is no Inheritance  Period as of the
Inheritance Date, the Annuity terminates.

For  Payment  Options 1, 2 and 3 if the  Annuitant  dies before the Annuity  Date,  the Annuity  will end and the Cash Value will be payable as settlement to the Beneficiary(s) after we have received all of our requirements to make settlement.

If the Annuity is used in connection with a tax qualified  retirement plan or qualified contract  (including  individual  retirement annuities),  the beneficiary may only be entitled to a lump sum distribution after the death of the last surviving  Annuitant or the period over which Annuity Payments can be paid may be shortened.

WHEN DO ANNUITY PAYMENTS FOR A BENEFICIARY START?

If annuity  payments are to be paid to a Beneficiary,  annuity  payments will begin as of the next Annuity Payment Date, or the Cash
Value  can then be paid.  No  amounts  are  payable  to a  Beneficiary  until the death of the last  surviving  Annuitant.  Evidence satisfactory to us of the death of all Annuitants must be provided before any amount becomes payable to a Beneficiary.

INDEPENDENT AUDITORS

The consolidated  financial  statements of American  Skandia Life Assurance  Corporation at December 31, 2001 and 2000, and for each of the three years in the period  ended  December  31,  2001,  and the  financial  statements  of American  Skandia  Life  Assurance
Corporation  Variable Account B - Class 3 - NIKE at December 31, 2001 and for the years ended December 31, 2001 and 2000,  appearing in this Prospectus and Registration  Statement have been audited by Ernst & Young LLP, independent  auditors,  as set forth in their reports  thereon  appearing  elsewhere  herein,  is included in reliance  upon such report given upon the  authority of such firm as experts in accounting and auditing.

LEGAL EXPERTS

Counsel  for  American  Skandia  Life  Assurance  Corporation  has passed on the legal  matters  with  respect  to Federal  laws and regulations applicable to the issue and sale of the Annuities and with respect to Connecticut law.

FINANCIAL STATEMENTS
American Skandia Life Assurance Corporation(CLASS 3 SUB-ACCOUNTS - NIKE)

The statements  which follow in Appendix A are those of American  Skandia Life  Assurance  Corporation  Variable  Account B (Class 3
Sub-accounts  - NIKE) as of December  31,  2001 and for the years ended  December  31, 2001 and 2000.  There are other  Sub-accounts included in Variable Account B that are not available in the product described in the applicable prospectus.

To the extent and only to the extent that any statement in a document  incorporated  by reference  into this Statement of Additional
Information  is modified or superseded  by a statement in this  Statement of Additional  Information  or in a later-filed  document, such statement is hereby deemed so modified or superseded and not part of this Statement of Additional Information.

We furnish you  without  charge a copy of any or all the  documents  incorporated  by  reference  in this  Statement  of  Additional
Information,  including  any exhibits to such  documents  which have been  specifically  incorporated  by  reference.  We do so upon receipt of your  written or oral  request.  Please  address your request to American  Skandia - Variable  Annuities,  P.O. Box 7040,
Bridgeport,  Connecticut  06601-7040.  Our phone number is  1-800-752-6342.  You may also forward such a request  electronically  to our Customer Service Department at customerservice@skandia.com.

                         APPENDIX A - Financial Statements for American Skandia Life Assurance Corporation
                                          Variable Account B (Class 3 Sub-accounts - NIKE)

                                          Report of Independent Auditors

To the Contractowners of
    American Skandia Life Assurance Corporation
    Variable Account B - Class 3 Nike and the
    Board of Directors and Shareholder of
    American Skandia Life Assurance Corporation

We have  audited  the  accompanying  statement  of assets,  liabilities  and  contractowners'  equity of the twelve sub-accounts  of American  Skandia Life Assurance  Corporation  Variable  Account B - Class 3 Nike,  referred to in
Note 1, as of December  31,  2001,  and the  related  statement  of  operations  for the year then  ended,  and the statements  of  changes  in net  assets  for each of the two  years  in the  period  then  ended.  These  financial statements are the  responsibility  of the Company's  management.  Our  responsibility  is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance  with  auditing  standards  generally  accepted in the United  States.  Those standards  require that we plan and perform the audit to obtain  reasonable  assurance  about whether the financial statements are free of material  misstatement.  An audit includes examining,  on a test basis,  evidence supporting the  amounts  and  disclosures  in the  financial  statements.  An audit also  includes  assessing  the  accounting principles  used and  significant  estimates  made by  management,  as well as  evaluating  the  overall  financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our  opinion,  the  financial  statements  referred to above  present  fairly,  in all  material  respects,  the financial position of the twelve sub-accounts of American Skandia Life Assurance  Corporation  Variable Account B -
Class 3 Nike,  referred to in Note 1, at December  31,  2001,  the  results of their  operations  for the year then ended,  and  changes  in their net assets for each of the two years in the  period  then ended in  conformity  with accounting principles generally accepted in the United States.

                                                                                /s/ Ernst & Young LLP

Hartford, Connecticut
February 2, 2002

AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
VARIABLE ACCOUNT B - CLASS 3 NIKE
STATEMENT OF ASSETS, LIABILITIES, AND CONTRACTOWNER'S EQUITY
AS OF DECEMBER 31, 2001

-------------------------------------------------------------------------------------------------    -----------------------------------------------------------------------------------

                                     ASSETS                                                                            LIABILITIES

Investment in mutual funds at market value ( Note 2 ):
      American Skandia Trust ( AST ):                                                                Payable to American Skandia Trust                                        $ 444,813
            Money Market - 50,696,296 shares ( cost $50,696,296)                    $ 50,696,296     Payable to Nike Funds                                                      156,397
                                                                                                                                                                          --------------
      Nike:                                                                                                                    Total Liabilities                                601,211
                                                                                                                                                                          --------------
            Dow Target 5 - 259,579 shares ( cost $2,154,969)                           2,125,895
            Dow Target 10 - 475,948 shares ( cost $4,285,187)                          4,064,595
            First Trust 10 Uncommon Values - 422,790 shares ( cost $2,792,247)         2,283,004                       NET ASSETS
            First Trust Energy - 183,237 shares ( cost $2,168,411)                     2,068,686                                                                   Unit
            First Trust Financial Services - 267,330 shares ( cost $3,081,846)         3,122,325     Contractowners' Equity                             Units     Value
                                                                                                     ----------------------                             -----     -----
            First Trust Internet - 120,376 shares ( cost $524,475)                       499,494
            First Trust Pharmaceutical - 313,065 shares ( cost $3,849,887)             3,778,691            AST - Money Market                         3,909,424    12.97    50,696,296
            First Trust Technology - 300,479 shares ( cost $1,629,899)                 1,739,725            Nike - Dow Target 5                          265,523     8.01     2,125,895
            Global Target 15 - 237,048 shares ( cost $2,269,353)                       2,289,820            Nike - Dow Target 10                         486,863     8.35     4,064,595
            NASDAQ Target 15 - 518,271 shares ( cost $6,447,097)                       4,794,003            Nike - First Trust 10 Uncommon Values        432,477     5.28     2,283,004
            S&P Target 10 - 481,333 shares ( cost $3,855,373)                          3,460,687            Nike - First Trust Energy                    187,427    11.04     2,068,686
                                                                                 ----------------
                          Total Invested Assets                                       80,923,221            Nike - First Trust Financial Services        273,448    11.42     3,122,325
                                                                                                            Nike - First Trust Internet                  123,127     4.06       499,494
                                                                                                            Nike - First Trust Pharmaceutical            320,232    11.80     3,778,691
                                                                                                            Nike - First Trust Technology                307,372     5.66     1,739,725
Receivable from American Skandia Life Assurance Corporation                              601,211            Nike - Global Target 15                      242,473     9.44     2,289,820
                                                                                 ----------------
                          Total Receivables                                              601,211            Nike - NASDAQ Target 15                      530,156     9.04     4,794,003
                                                                                                            Nike - S&P Target 10                         492,347     7.03     3,460,687
                                                                                                                                                                          --------------
                                                                                                                               Total Contractowner's Equity                  80,923,221

                                                                                 ----------------                                                                         --------------
                          Total Assets                                              $ 81,524,432                               Total Liabilities & Contractowner's Equity  $ 81,524,432
                                                                                 ================                                                                         ==============

-------------------------------------------------------------------------------------------------    -----------------------------------------------------------------------------------
See Notes to Financial Statements.

AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
VARIABLE ACCOUNT B - CLASS 3 NIKE
STATEMENT OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2001

-------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

                                                                                       ----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

                                                                                                                                                                                        Nike - First Trust
                                                                                                                  AST - Money                 Nike                    Nike                 10 Uncommon          Nike - First Trust      Nike - First Trust      Nike - First Trust       Nike - First Trust      Nike - First Trust
                                                                                              Total                 Market                Dow Target 5            Dow Target 10               Values                  Energy            Financial Services           Internet              Pharmaceutical            Technology
                                                                                       --------------------  ----------------------   ----------------------  ----------------------   ---------------------   ---------------------   ----------------------  ----------------------   ---------------------   ---------------------

INVESTMENT INCOME:
   Income
      Dividends                                                                                $ 1,529,778             $ 1,529,778                      $ -                     $ -                     $ -                     $ -                      $ -                     $ -                     $ -                     $ -
   Expenses
      Mortality and Expense Risk Charges and Administrative Fees (Note 6)                         (637,776)               (457,373)                  (7,893)                (21,255)                (15,534)                 (9,446)                 (17,018)                 (5,447)                (20,039)                (11,935)
                                                                                       --------------------  ----------------------   ----------------------  ----------------------   ---------------------   ---------------------   ----------------------  ----------------------   ---------------------   ---------------------
NET INVESTMENT INCOME (LOSS)                                                                       892,002               1,072,406                   (7,893)                (21,255)                (15,534)                 (9,446)                 (17,018)                 (5,447)                (20,039)                (11,935)
                                                                                       --------------------  ----------------------   ----------------------  ----------------------   ---------------------   ---------------------   ----------------------  ----------------------   ---------------------   ---------------------

REALIZED GAIN (LOSS) ON INVESTMENTS:
   Proceeds from Sales                                                                          81,056,654              69,084,401                  486,441                 841,383                 767,433               1,101,848                1,643,854                 969,527               1,016,041               1,875,557
   Cost of Securities Sold                                                                      84,622,929              69,084,401                  442,657                 810,604               1,324,185               1,164,285                1,755,834               2,006,221               1,055,641               3,065,241

                                                                                       --------------------  ----------------------   ----------------------  ----------------------   ---------------------   ---------------------   ----------------------  ----------------------   ---------------------   ---------------------
       Net Gain (Loss)                                                                          (3,566,275)                      -                   43,784                  30,779                (556,752)                (62,437)                (111,980)             (1,036,694)                (39,600)             (1,189,684)
   Short-Term Capital Gain Distributions Received                                                        -                       -                        -                       -                       -                       -                        -                       -                       -                       -
   Long-Term Capital Gain Distributions Received                                                         -                       -                        -                       -                       -                       -                        -                       -                       -                       -
                                                                                       --------------------  ----------------------   ----------------------  ----------------------   ---------------------   ---------------------   ----------------------  ----------------------   ---------------------   ---------------------

NET REALIZED GAIN (LOSS)                                                                        (3,566,275)                      -                   43,784                  30,779                (556,752)                (62,437)                (111,980)             (1,036,694)                (39,600)             (1,189,684)
UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Beginning of Period                                                                          (2,358,470)                      -                   26,174                 103,011                (431,173)                 67,556                   49,789                (553,698)                 81,401                (492,788)
   End of Period                                                                                (2,831,281)                      -                  (29,015)               (220,592)               (509,180)                (99,668)                  40,564                 (24,916)                (71,196)                109,876
                                                                                       --------------------  ----------------------   ----------------------  ----------------------   ---------------------   ---------------------   ----------------------  ----------------------   ---------------------   ---------------------

NET UNREALIZED GAIN (LOSS)                                                                        (472,811)                      -                  (55,189)               (323,603)                (78,007)               (167,224)                  (9,225)                528,782                (152,597)                602,664
                                                                                       --------------------  ----------------------   ----------------------  ----------------------   ---------------------   ---------------------   ----------------------  ----------------------   ---------------------   ---------------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                               $ (3,147,084)            $ 1,072,406                $ (19,298)             $ (314,079)             $ (650,293)             $ (239,107)              $ (138,223)             $ (513,359)             $ (212,236)             $ (598,955)
                                                                                       ====================  ======================   ======================  ======================   =====================   =====================   ======================  ======================   =====================   =====================

-------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
See Notes to Financial Statements.

AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
VARIABLE ACCOUNT B - CLASS 3 NIKE
STATEMENT OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2001

------------------------------------------------------------------------------------------------------------------------------------------------------------

                                                                                       ---------------------------------------------------------------------

                                                                                              Nike                   Nike                     Nike
                                                                                        Global Target 15       NASDAQ Target 15          S & P Target 10
                                                                                       --------------------  ----------------------   ----------------------

INVESTMENT INCOME:
   Income
      Dividends                                                                                        $ -                     $ -                      $ -
   Expenses
      Mortality and Expense Risk Charges and Administrative Fees (Note 6)                          (17,399)                (32,936)                 (21,501)
                                                                                       --------------------  ----------------------   ----------------------
NET INVESTMENT INCOME (LOSS)                                                                       (17,399)                (32,936)                 (21,501)
                                                                                       --------------------  ----------------------   ----------------------

REALIZED GAIN (LOSS) ON INVESTMENTS:
   Proceeds from Sales                                                                           1,573,864                 623,008                1,073,297
   Cost of Securities Sold                                                                       1,367,363               1,082,712                1,463,785

                                                                                       --------------------  ----------------------   ----------------------
       Net Gain (Loss)                                                                             206,501                (459,704)                (390,488)
   Short-Term Capital Gain Distributions Received                                                        -                       -                        -
   Long-Term Capital Gain Distributions Received                                                         -                       -                        -
                                                                                       --------------------  ----------------------   ----------------------

NET REALIZED GAIN (LOSS)                                                                           206,501                (459,704)                (390,488)
UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Beginning of Period                                                                             189,743              (1,252,171)                (146,314)
   End of Period                                                                                    20,531              (1,653,094)                (394,591)
                                                                                       --------------------  ----------------------   ----------------------

NET UNREALIZED GAIN (LOSS)                                                                        (169,212)               (400,923)                (248,277)
                                                                                       --------------------  ----------------------   ----------------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                                   $ 19,890              $ (893,563)              $ (660,266)
                                                                                       ====================  ======================   ======================

------------------------------------------------------------------------------------------------------------------------------------------------------------
See Notes to Financial Statements.

AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
VARIABLE ACCOUNT B - CLASS 3 NIKE
STATEMENTS OF CHANGES IN NET ASSETS

---------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

                                                                                                        AST                                     Nike                                       Nike                              Nike - First Trust                           Nike                                 Nike - First Trust
                                                                 Total                             Money Market                             Dow Target 5                              Dow Target 10                                  10 Uncommon Values                     First Trust Energy                 Financial Services
                                                           ------------------------------------  ------------------------------------   ----------------------------------------   ---------------------------------------   ------------------------------------   -----------------------------------   -----------------------------
                                                           ------------------------------------  ------------------------------------   ----------------------------------------   ---------------------------------------   ------------------------------------   -----------------------------------   -----------------------------
                                                              Year Ended        Year Ended          Year Ended        Year Ended             Year Ended          Year Ended             Year Ended         Year Ended            Year Ended        Year Ended          Year Ended       Year Ended         Year Ended     Year Ended
                                                             Dec. 31, 2001     Dec. 31, 2000       Dec. 31, 2001     Dec. 31, 2000         Dec. 31, 2000       Dec. 31, 2000          Dec. 31, 2000       Dec. 31, 2000        Dec. 31, 2000     Dec. 31, 2000       Dec. 31, 2000     Dec. 31, 2000      Dec. 31, 2000 Dec. 31, 2000
                                                           ------------------------------------  ------------------------------------   ----------------------------------------   ---------------------------------------   ------------------------------------   -----------------------------------   -----------------------------
                                                           ------------------------------------  ------------------------------------   ----------------------------------------   ---------------------------------------   ------------------------------------   -----------------------------------   -----------------------------

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
     Net Investment Income (Loss)                                  $ 892,002       $ 1,321,682         $ 1,072,406       $ 1,411,009                $ (7,893)          $ (1,145)              $ (21,255)         $ (6,548)            $ (15,534)        $ (8,519)           $ (9,446)         $ (2,014)       $ (17,018)      $ (7,225)
     Net Realized Gain (Loss)                                     (3,566,275)          147,205                   -               109                  43,784            (14,183)                 30,779            14,845              (556,752)        (132,569)            (62,437)           12,011         (111,980)       144,792
     Net Unrealized Gain (Loss) On Investments                      (472,811)       (2,575,573)                  -                 -                 (55,189)            45,725                (323,603)          111,024               (78,007)        (446,498)           (167,224)           55,249           (9,225)        44,946
                                                           ------------------------------------  ------------------------------------   ----------------------------------------   ---------------------------------------   ------------------------------------   -----------------------------------   -----------------------------
                                                           ------------------------------------  ------------------------------------   ----------------------------------------   ---------------------------------------   ------------------------------------   -----------------------------------   -----------------------------

     Net Increase (Decrease) In Net Assets Resulting
        From Operations                                           (3,147,084)       (1,106,687)          1,072,406         1,411,118                 (19,298)            30,397                (314,079)          119,321              (650,293)        (587,586)           (239,107)           65,246         (138,223)       182,513
                                                           ------------------------------------  ------------------------------------   ----------------------------------------   ---------------------------------------   ------------------------------------   -----------------------------------   -----------------------------
                                                           ------------------------------------  ------------------------------------   ----------------------------------------   ---------------------------------------   ------------------------------------   -----------------------------------   -----------------------------

CAPITAL SHARE TRANSACTIONS:
     Transfers of Annuity Fund Deposits                           77,757,756        66,225,878          62,338,695        54,349,236               1,435,418             79,293               2,733,701           757,989             1,046,612        1,520,441           1,015,832           270,053        1,501,751        833,829
     Net Transfers Between Sub-accounts                          (21,405,738)      (54,089,653)        (27,932,008)      (57,137,312)                494,714             71,833                 752,005           219,174               369,004          626,834             912,309            48,862          906,641       (100,381)
     Surrenders                                                  (12,733,176)       (4,951,653)        (11,233,626)       (4,577,055)                (46,664)                 4                (216,797)          (87,528)              (93,482)         (73,843)           (118,535)               57         (178,812)       (14,573)
                                                           ------------------------------------  ------------------------------------   ----------------------------------------   ---------------------------------------   ------------------------------------   -----------------------------------   -----------------------------
                                                           ------------------------------------  ------------------------------------   ----------------------------------------   ---------------------------------------   ------------------------------------   -----------------------------------   -----------------------------

     Net Increase (Decrease) In Net Assets Resulting
        From Capital Share Transactions                           43,618,842         7,184,572          23,173,061        (7,365,131)              1,883,468            151,130               3,268,909           889,635             1,322,134        2,073,432           1,809,606           318,972        2,229,581        718,875
                                                           ------------------------------------  ------------------------------------   ----------------------------------------   ---------------------------------------   ------------------------------------   -----------------------------------   -----------------------------
                                                           ------------------------------------  ------------------------------------   ----------------------------------------   ---------------------------------------   ------------------------------------   -----------------------------------   -----------------------------

TOTAL INCREASE (DECREASE) IN NET ASSETS                           40,471,758         6,077,886          24,245,467        (5,954,013)              1,864,170            181,527               2,954,830         1,008,956               671,841        1,485,846           1,570,499           384,218        2,091,358        901,388
                                                           ------------------------------------  ------------------------------------   ----------------------------------------   ---------------------------------------   ------------------------------------   -----------------------------------   -----------------------------
                                                           ------------------------------------  ------------------------------------   ----------------------------------------   ---------------------------------------   ------------------------------------   -----------------------------------   -----------------------------

NET ASSETS:
     Beginning of Period                                          40,451,463        34,373,577          26,450,829        32,404,842                 261,725             80,198               1,109,765           100,809             1,611,163          125,317             498,187           113,969        1,030,966        129,578
                                                           ------------------------------------  ------------------------------------   ----------------------------------------   ---------------------------------------   ------------------------------------   -----------------------------------   -----------------------------
                                                           ------------------------------------  ------------------------------------   ----------------------------------------   ---------------------------------------   ------------------------------------   -----------------------------------   -----------------------------
     End of Period                                              $ 80,923,221      $ 40,451,463        $ 50,696,296      $ 26,450,829             $ 2,125,895          $ 261,725             $ 4,064,595       $ 1,109,765           $ 2,283,004      $ 1,611,163         $ 2,068,686         $ 498,187      $ 3,122,325    $ 1,030,966
                                                           ====================================  ====================================   ========================================   =======================================   ====================================   ===================================   =============================
                                                           ====================================  ====================================   ========================================   =======================================   ====================================   ===================================   =============================

---------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

See Notes to Financial Statements.

* Date Operations Commenced.

AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
VARIABLE ACCOUNT B - CLASS 3 NIKE
STATEMENTS OF CHANGES IN NET ASSETS

-------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

                                                                 Nike                            Nike - First Trust                             Nike                                       Nike                                     Nike                                  Nike
                                                           First Trust Internet                   Pharmaceutical                        First Trust Technology                       Global Target 15                         NASDAQ Target 15                      S & P Target 10
                                                           ------------------------------------  ------------------------------------   ----------------------------------------   ---------------------------------------   ------------------------------------   -----------------------------------
                                                           ------------------------------------  ------------------------------------   ----------------------------------------   ---------------------------------------   ------------------------------------   -----------------------------------
                                                              Year Ended        Year Ended          Year Ended        Year Ended             Year Ended          Year Ended             Year Ended         Year Ended            Year Ended        Year Ended          Year Ended       Year Ended
                                                             Dec. 31, 2000     Dec. 31, 2000       Dec. 31, 2000     Dec. 31, 2000         Dec. 31, 2000       Dec. 31, 2000          Dec. 31, 2000       Dec. 31, 2000        Dec. 31, 2000     Dec. 31, 2000       Dec. 31, 2000     Dec. 31, 2000
                                                           ------------------------------------  ------------------------------------   ----------------------------------------   ---------------------------------------   ------------------------------------   -----------------------------------
                                                           ------------------------------------  ------------------------------------   ----------------------------------------   ---------------------------------------   ------------------------------------   -----------------------------------

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
     Net Investment Income (Loss)                                   $ (5,447)         $ (5,747)          $ (20,039)         $ (7,358)              $ (11,935)          $ (9,060)              $ (17,399)         $ (6,541)            $ (32,936)       $ (25,491)          $ (21,501)         $ (9,679)
     Net Realized Gain (Loss)                                     (1,036,694)           76,946             (39,600)          110,115              (1,189,684)           (20,449)                206,501           (30,091)             (459,704)         (18,818)           (390,488)            4,499
     Net Unrealized Gain (Loss) On Investments                       528,782          (619,549)           (152,597)           76,814                 602,664           (528,455)               (169,212)          196,552              (400,923)      (1,332,670)           (248,277)         (178,711)
                                                           ------------------------------------  ------------------------------------   ----------------------------------------   ---------------------------------------   ------------------------------------   -----------------------------------
                                                           ------------------------------------  ------------------------------------   ----------------------------------------   ---------------------------------------   ------------------------------------   -----------------------------------

     Net Increase (Decrease) In Net Assets Resulting
        From Operations                                             (513,359)         (548,350)           (212,236)          179,571                (598,955)          (557,964)                 19,890           159,920              (893,563)      (1,376,979)           (660,266)         (183,891)
                                                           ------------------------------------  ------------------------------------   ----------------------------------------   ---------------------------------------   ------------------------------------   -----------------------------------
                                                           ------------------------------------  ------------------------------------   ----------------------------------------   ---------------------------------------   ------------------------------------   -----------------------------------

CAPITAL SHARE TRANSACTIONS:
     Transfers of Annuity Fund Deposits                              144,790           834,282           1,592,286           886,102                 740,667          1,467,525               1,113,444           761,045             2,064,525        3,315,276           2,030,034         1,150,804
     Net Transfers Between Sub-accounts                             (236,311)          666,257           1,311,467            84,661                 602,062             (9,544)               (498,494)          694,539             1,110,053          457,566             802,820           287,859
     Surrenders                                                      (26,950)           (7,854)           (179,942)          (17,821)                (50,324)           (15,916)               (198,622)          (14,284)             (176,181)        (116,887)           (213,241)          (25,952)
                                                           ------------------------------------  ------------------------------------   ----------------------------------------   ---------------------------------------   ------------------------------------   -----------------------------------
                                                           ------------------------------------  ------------------------------------   ----------------------------------------   ---------------------------------------   ------------------------------------   -----------------------------------

     Net Increase (Decrease) In Net Assets Resulting
        From Capital Share Transactions                             (118,471)        1,492,685           2,723,810           952,942               1,292,405          1,442,065                 416,328         1,441,300             2,998,397        3,655,955           2,619,613         1,412,711
                                                           ------------------------------------  ------------------------------------   ----------------------------------------   ---------------------------------------   ------------------------------------   -----------------------------------
                                                           ------------------------------------  ------------------------------------   ----------------------------------------   ---------------------------------------   ------------------------------------   -----------------------------------

TOTAL INCREASE (DECREASE) IN NET ASSETS                             (631,830)          944,335           2,511,574         1,132,513                 693,450            884,101                 436,218         1,601,220             2,104,834        2,278,976           1,959,347         1,228,820
                                                           ------------------------------------  ------------------------------------   ----------------------------------------   ---------------------------------------   ------------------------------------   -----------------------------------
                                                           ------------------------------------  ------------------------------------   ----------------------------------------   ---------------------------------------   ------------------------------------   -----------------------------------

NET ASSETS:
     Beginning of Period                                           1,131,325           186,990           1,267,118           134,605               1,046,275            162,174               1,853,602           252,382             2,689,169          410,193           1,501,340           272,520
                                                           ------------------------------------  ------------------------------------   ----------------------------------------   ---------------------------------------   ------------------------------------   -----------------------------------
                                                           ------------------------------------  ------------------------------------   ----------------------------------------   ---------------------------------------   ------------------------------------   -----------------------------------
     End of Period                                                 $ 499,494       $ 1,131,325         $ 3,778,691       $ 1,267,118             $ 1,739,725        $ 1,046,275             $ 2,289,820       $ 1,853,602           $ 4,794,003      $ 2,689,169         $ 3,460,687       $ 1,501,340
                                                           ====================================  ====================================   ========================================   =======================================   ====================================   ===================================
                                                           ====================================  ====================================   ========================================   =======================================   ====================================   ===================================

-------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

See Notes to Financial Statements.

* Date Operations Commenced.

American Skandia Life Assurance Corporation
Variable Account B - Class 3 Nike

Notes to Financial Statements
December 31, 2001
----------------------------------------------------------------------------------------------------------------------

                                                                                                                   12
1.   ORGANIZATION

     American  Skandia  Life  Assurance  Corporation  Variable  Account  B - Class  3 (the  "Account")  is a  separate investment account of American Skandia Life Assurance Corporation ("American Skandia" or "Company").  The Account
     is registered  with the Securities  and Exchange  Commission  under the Investment  Company Act of 1940 as a unit investment trust. The Account commenced operations May 1, 1995.

     As of December 31, 2001, the Account consisted of eighty-eight  sub-accounts.  These financial  statements report on twelve sub-accounts offered in the Nike Defined Investments  Annuity.  Each of the twelve sub-accounts invests only in a single  corresponding  portfolio  of the First  Defined  Portfolio  Funds  LLC or the AST Money  Market
     portfolio  of American  Skandia  Trust.  First Trust  Advisors is the  investment  advisor for the First  Defined
     Portfolio Funds.

     The investment advisor is paid a fee for its services by the respective Trust.

     The annuities  referred to above are distributed by American  Skandia  Marketing,  Inc., an affiliate of American
     Skandia.

     During 2001,  the following  sub-account  incurred a sub-advisor  change:  AST Money Market  sub-advised by Wells
     Fargo Capital Management, Inc. (formerly AST Money Market sub-advised by J.P. Morgan Investment Management).

2.   VALUATION OF INVESTMENTS

     The fair value of the  investments in the  sub-accounts is based on the net asset values of the Trust shares held at the end of the  current  period.  Transactions  are  accounted  for on the trade date and  dividend  income is recognized on an accrual basis.  Realized  gains and losses on sales of investments  are determined on a first-in first-out basis.

3.       ESTIMATES

     The preparation of financial  statements in conformity with generally  accepted  accounting  principles  requires that management make estimates and assumptions  that affect the reported amounts of assets and liabilities at the date of the financial  statements and the reported amounts of revenues and expenses during the reporting  period.
     Actual results could differ from those estimates.

4.   INCOME TAXES

     American  Skandia does not expect to incur any federal  income tax  liability on  earnings,  or realized  capital gains  attributable to the Account;  therefore,  no charges for federal income taxes are currently  deducted from the Account.  If American Skandia incurs income taxes attributable to the Account,  or determines that such taxes will be incurred, it may make a charge for such taxes against the Account.
     Under  current  laws,  American  Skandia may incur state and local  income  taxes (in addition to premium tax) in several states.

4.   INCOME TAXES (continued)

     The  Company  does not  anticipate  that these  taxes will be  significant.  However,  American  Skandia may make charges to the Account in the event that the amount of these taxes changes.

5.   DIVERSIFICATION REQUIREMENTS

     Section 817(h) of the Internal  Revenue Code provides that a variable annuity  contract,  in order to qualify as an annuity, must have an "adequately  diversified"  segregated asset account (including  investments in a mutual fund by the segregated asset account of the insurance  companies).  If the  diversification  requirements  under the  Internal  Revenue  Code are not met and the  annuity is not  treated as an annuity,  the  taxpayer  will be subject to income tax on the annual gain in the contract.  The Treasury  Department's  regulations prescribe the diversification  requirements for variable annuity  contracts.  The Company believes the underlying  mutual fund portfolios have continuously complied with the terms of these regulations.

6.   CONTRACT CHARGES

     The following  contract  charges are paid to American  Skandia,  which  provides  administrative  services to the
     Account:

     Mortality  and Expense  Risk  Charges - Charged  daily  against the Account at an annual rate of 0.85% of the net assets.

     Administrative  Fees -  Charged  daily  against  the  Account  at an  annual  rate of .15% of the net  assets.  A maintenance  fee  equaling the smaller of $35 or 2% of the current  Account  value is deducted at the end of each contract year and on surrender for each contractowner account.

     Transfer Fees - Charged at a rate of $10 for each transfer after the 20th,  for each  contractowner  account,  in each annuity year.

     Contingent  Deferred Sales Charges are computed as set forth in the Nike Defined  Investments Annuity prospectus.
     These  charges  may be imposed on the full or partial  surrender  of certain  contracts.  There is no  contingent deferred  sales charge if all premiums were received at least eight  complete years prior to the date of the full or partial surrender.

AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
VARIABLE ACCOUNT B - CLASS 3 NIKE
NOTES TO FINANCIAL STATEMENTS (continued)

-------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

7.   CHANGES IN THE UNITS OUTSTANDING

                                                                    -----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
                                                                    -----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
                                                                          AST                                Nike                               Nike                          Nike - First Trust                       Nike                          Nike - First Trust                       Nike
                                                                     Money Market                        Dow Target 5                       Dow Target 10                            10 Uncommon Values                 First Trust Energy                  Financial Services                First Trust Internet
                                                                    --------------------------------   ---------------------------------   --------------------------------   ---------------------------------   --------------------------------   ---------------------------------   --------------------------------
                                                                    --------------------------------   ---------------------------------   --------------------------------   ---------------------------------   --------------------------------   ---------------------------------   --------------------------------
                                                                      Year Ended      Year Ended          Year Ended      Year Ended         Year Ended      Year Ended         Year Ended       Year Ended         Year Ended      Year Ended         Year Ended       Year Ended         Year Ended      Year Ended
                                                                     Dec. 31, 2001   Dec. 31, 2000      Dec. 31, 2001    Dec. 31, 2000      Dec. 31, 2001   Dec. 31, 2000      Dec. 31, 2001   Dec. 31, 2000       Dec. 31, 2001   Dec. 31, 2000      Dec. 31, 2001   Dec. 31, 2000       Dec. 31, 2001   Dec. 31, 2000
                                                                    --------------------------------   ---------------------------------   --------------------------------   ---------------------------------   --------------------------------   ---------------------------------   --------------------------------
                                                                    --------------------------------   ---------------------------------   --------------------------------   ---------------------------------   --------------------------------   ---------------------------------   --------------------------------
Units Outstanding Beginning of the Period                                 2,095,532       2,695,837              30,748          10,000            112,158          10,961            194,464           11,020             31,790          10,174             79,758           12,383            122,923          11,479
Units Purchased                                                           4,839,222       4,342,331             173,301          10,719            301,601          85,377            173,252          144,991             87,329          18,234            130,227           71,172             30,686          49,110
Units Transferred Between Sub-accounts                                   (2,160,728)     (4,584,567)             64,489          10,029             93,579          24,792             80,240           47,315             74,732           3,382             74,709           (2,765)           (25,396)         62,367
Units Surrendered                                                          (864,602)       (358,069)             (3,015)              -            (20,475)         (8,972)           (15,479)          (8,862)            (6,424)              -            (11,246)          (1,032)            (5,086)            (33)
                                                                    --------------------------------   ---------------------------------   --------------------------------   ---------------------------------   --------------------------------   ---------------------------------   --------------------------------
                                                                    --------------------------------   ---------------------------------   --------------------------------   ---------------------------------   --------------------------------   ---------------------------------   --------------------------------
Units Outstanding End of the Period                                       3,909,424       2,095,532             265,523          30,748            486,863         112,158            432,477          194,464            187,427          31,790            273,448           79,758            123,127         122,923
                                                                    ================================   =================================   ================================   =================================   ================================   =================================   ================================
                                                                    ================================   =================================   ================================   =================================   ================================   =================================   ================================

-------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
VARIABLE ACCOUNT B - CLASS 3 NIKE
NOTES TO FINANCIAL STATEMENTS (continued)

--------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

7.   CHANGES IN THE UNITS OUTSTANDING

                                                                    ------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
                                                                    ------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
                                                                    Nike - First Trust                       Nike                               Nike                               Nike                                Nike
                                                                    Pharmaceutical                          First Trust Technology         Global Target 15                           NASDAQ Target 15            S & P Target 10
                                                                    --------------------------------   ---------------------------------   --------------------------------   ---------------------------------   --------------------------------
                                                                    --------------------------------   ---------------------------------   --------------------------------   ---------------------------------   --------------------------------
                                                                      Year Ended      Year Ended          Year Ended      Year Ended         Year Ended      Year Ended         Year Ended       Year Ended         Year Ended      Year Ended
                                                                     Dec. 31, 2001   Dec. 31, 2000      Dec. 31, 2001    Dec. 31, 2000      Dec. 31, 2001   Dec. 31, 2000      Dec. 31, 2001   Dec. 31, 2000       Dec. 31, 2001   Dec. 31, 2000
                                                                    --------------------------------   ---------------------------------   --------------------------------   ---------------------------------   --------------------------------
                                                                    --------------------------------   ---------------------------------   --------------------------------   ---------------------------------   --------------------------------
Units Outstanding Beginning of the Period                                    94,767          13,013             103,368          12,124            189,603          26,057            211,427           28,165            159,366          23,094
Units Purchased                                                             128,463          72,391             130,842          98,307            116,169          91,299            218,946          182,418            257,354         111,623
Units Transferred Between Sub-accounts                                      107,304          10,359              81,473          (6,149)           (46,265)         73,920            117,740            9,025             99,436          26,944
Units Surrendered                                                           (10,302)           (996)             (8,311)           (914)           (17,034)         (1,673)           (17,957)          (8,181)           (23,809)         (2,295)
                                                                    --------------------------------   ---------------------------------   --------------------------------   ---------------------------------   --------------------------------
                                                                    --------------------------------   ---------------------------------   --------------------------------   ---------------------------------   --------------------------------
Units Outstanding End of the Period                                         320,232          94,767             307,372         103,368            242,473         189,603            530,156          211,427            492,347         159,366
                                                                    ================================   =================================   ================================   =================================   ================================
                                                                    ================================   =================================   ================================   =================================   ================================

--------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
VARIABLE ACCOUNT B - CLASS 3 NIKE
NOTES TO FINANCIAL STATEMENTS (continued)

---------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------

8.  SECURITIES TRANSACTIONS

Purchases and sales of securities, other than short-term securities, for the year ended
December 31, 2001 were as follows:

                                                           2001
                                                    -----------------------------------
                                                    -----------------------------------
                                                        Purchases          Sales
                                                    -----------------------------------
                                                    -----------------------------------

AST - Money Market                                        $93,329,868     $ 69,084,401
Nike - Dow Target 5                                         2,362,075          486,441
Nike - Dow Target 10                                        4,089,036          841,383
Nike - First Trust 10 Uncommon Values                       2,074,096          767,433
Nike - First Trust Energy                                   2,902,065        1,101,848
Nike - First Trust Financial Services                       3,856,503        1,643,854
Nike - First Trust Internet                                   845,674          969,527
Nike - First Trust Pharmaceutical                           3,719,811        1,016,041
Nike - First Trust Technology                               3,156,077        1,875,557
Nike - Global Target 15                                     1,972,856        1,573,864
Nike - NASDAQ Target 15                                     3,588,469          623,008
Nike - S&P Target 10                                        3,671,505        1,073,297

                                                    -----------------------------------
                                                    -----------------------------------
                                                         $125,568,036     $ 81,056,654
                                                    ===================================
                                                    ===================================

            AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
            VARIABLE ACCOUNT B - CLASS 3 NIKE
            NOTES TO FINANCIAL STATEMENTS (continued)

            -----------------------------------------------------------------------------------------------------------------------------------------------------------------
            -----------------------------------------------------------------------------------------------------------------------------------------------------------------

            9. FINANCIAL HIGHLIGHTS

                                                                    # Of Units Outstanding        Units Fair Value          Net         Expense     Investment      Total
                                                               -    -----------------------       ----------------
            Fund Name                                              Dec. 31, 2001   Dec. 31, 2000  Lowest   Highest        Assets         Ratio     Income Ratio*   Return*
            -----------------------------------------------------------------------------------------------------------------------------------------------------------------
            -----------------------------------------------------------------------------------------------------------------------------------------------------------------
            American Skandia Trust (AST):
            Money Market                                               3,909,424       2,095,532    $1.00     $1.00       $ 50,696,296      0.85%           3.49%   2.74%
            Nike (First Defined Trust):
            Dow Target 5                                                 265,523          30,747     7.52      9.59          2,125,895      0.85%               -   -5.94%
            Dow Target 10                                                486,863         112,158     7.23     10.81          4,064,595      0.85%               -  -15.63%
            First Trust 10 Uncommon Values                               432,477         194,464     4.36      9.10          2,283,004      0.85%               -  -36.28%
            First Trust Energy                                           187,427          31,789     9.34     17.22          2,068,686      0.85%               -  -29.57%
            First Trust Financial Services                               273,448          79,757     9.64     13.28          3,122,325      0.85%               -  -11.67%
            First Trust Internet                                         123,127         122,923     2.92     11.71            499,494      0.85%               -  -55.92%
            First Trust Pharmaceutical                                   320,232          94,768    10.69     13.46          3,778,691      0.85%               -  -11.75%
            First Trust Technology                                       307,372         103,367     3.82     12.00          1,739,725      0.85%               -  -44.08%
            Global Target 15                                             242,473         189,604     7.94     10.56          2,289,820      0.85%               -   -3.40%
            NASDAQ Target 15                                             530,156         211,427     7.49     13.49          4,794,003      0.85%               -  -28.91%
            S&P Target 10                                                492,347         159,366     6.95      9.21          3,460,687      0.85%               -  -25.39%

            -----------------------------------------------------------------------------------------------------------------------------------------------------------------

ASImpact/NIKE

                                                               PART C

                                                         OTHER INFORMATION

Item 24.  Financial Statements and Exhibits:

(a)      All financial statements are included in Parts A & B of this Registration Statement.

(b)      Exhibits are attached as indicated.

         (1)      Copy of the resolution of the board of directors of Depositor  authorizing the establishment of the Registrant for
                  Separate  Account B filed via EDGAR with  Post-Effective  Amendment No. 6 to Registration  Statement No. 33-87010,
                  filed March 2, 1998.

         (2)      Not applicable.  American Skandia Life Assurance Corporation maintains custody of all assets.

         (3)      (a)      Form of revised Principal  Underwriting Agreement between American Skandia Life Assurance Corporation and
                           American Skandia Marketing,  Incorporated  formerly Skandia Life Equity Sales Corporation filed via EDGAR with Post-Effective Amendment No. 6 to Registration Statement No. 33-87010, filed March 2, 1998.

                  (b)      Form of Revised Dealer  Agreement  filed via EDGAR with  Post-Effective  Amendment No. 7 to  Registration
                           Statement No. 33-87010, filed April 24, 1998.

         (4)      (a)      Copy of the form of the Annuity filed via EDGAR with Post-effective  Amendment No. 2 to this Registration
                           Statement No. 33-86866, filed April 29, 1996.

(b)            Copy of  Guaranteed  Minimum  Death  Benefit  Endorsement  filed via EDGAR  with  Post-Effective  Amendment  No. 8 to
                           Registration Statement No. 33-87010, filed April 26, 1999.

(c)            Copy of  Performance-related  Benefits  and First  Year  Credits  Endorsement  filed via  EDGAR  with  Post-Effective
                           Amendment No. 8 to Registration Statement No. 33-87010, filed April 26, 1999.

(d)            Copy of  percent  Death  Benefit  Endorsement  filed via EDGAR with  Pre-Effective  Amendment  No. 1 to  Registration
                           Statement No. 333-49478, filed March 14, 2001.

         (5)      A copy of the  application  form used with the  Annuity  filed via EDGAR with  Post-Effective  Amendment  No. 6 to
                  Registration Statement No. 33-87010, filed March 2, 1998.

         (6)      (a)      Copy of the certificate of incorporation of American Skandia Life Assurance  Corporation  filed via EDGAR with Post-Effective Amendment No. 6 to Registration Statement No. 33-87010, filed March 2, 1998.

                  (b)      Copy of the By-Laws of American Skandia Life Assurance  Corporation  filed via EDGAR with  Post-Effective
                           Amendment No. 6 to Registration Statement No. 33-87010, filed March 2, 1998.

         (7)      Annuity Reinsurance Agreements between Depositor and:

                  (a)      Transamerica  Occidental Life Assurance  Company  effective May 1, 1995 filed via EDGAR in Post-Effective
                           Amendment No. 3 to Registration Statement No. 33-87010, filed April 25, 1996.

                  (b)      Connecticut  General Life Insurance  Company  effective January 1, 1995 filed via EDGAR in Post-Effective
                           Amendment No. 3 to Registration Statement No. 33-87010, filed April 25, 1996.

         (8)      Agreements between Depositor and:

(a)            Agreements  between  Depositor  and American  Skandia  Trust filed via EDGAR with  Post-effective  Amendment No. 4 to
                           Registration  Statement No.  33-87010,  filed February 25, 1997 (At such time, what later became American
                           Skandia Trust was known as the Henderson Global Asset Trust).
(b)            The  Montgomery  Funds III filed via EDGAR in the  Initial  Registration  Statement  to  Registration  Statement  No.
                           333-08853, filed July 25, 1996.

(c)            Rydex Variable Trust filed via EDGAR with  Post-Effective  Amendment No. 8 to  Registration  Statement No.  33-87010,
                           filed April 26, 1999.

(d)            First Defined Portfolio Fund LLC filed via EDGAR with Post-Effective  Amendment No. 7 to this Registration  Statement
                           No. 33-86866, filed April 26, 2000

(e)            Evergreen Variable Annuity Trust filed via EDGAR with  Post-Effective  Amendment No. 9 to Registration  Statement No.
                           33-87010, filed April 26, 2000.

(f)            INVESCO  Variable  Investment  Funds,  Inc.  filed via EDGAR  with  Post-Effective  Amendment  No. 9 to  Registration
                           Statement No. 33-87010, filed April 26, 2000.

(g)            ProFunds VP filed via EDGAR with Post-Effective  Amendment No. 9 to Registration Statement No. 33-87010,  filed April
                           26, 2000.

                  (h)      Prudential  Series  Fund,  Inc.  filed via EDGAR with  Post-Effective  Amendment  No. 15 to  Registration
                           Statement No. 33-87010, filed April 26, 2001.

         (9)       Opinion and consent of Counsel.                                                                    FILED HEREWITH

         (10)      Consent of Ernst & Young LLP.                                                                      FILED HEREWITH

         (11)      Not applicable.

         (12)      Not applicable.

         (13)     Calculation of Performance  Information  for  Advertisement  of  Performance  filed via EDGAR with  Post-effective
                  Amendment No. 2 to this Registration Statement No. 33-86866, filed April 29, 1996.

         (14)     Financial Data Schedule

Item 25.  Directors and Officers of the Depositor:  The Directors and Officers of the Depositor are:

Name and Principal Business Address                                    Position and Offices with Depositor
-----------------------------------                                    -----------------------------------

Patricia J. Abram                                                      Senior Vice President
American Skandia Life Assurance Corporation
One Corporate Drive, P.O. Box 883
Shelton, Connecticut  06484-0883

Robert W. Brinkman                                                     Senior Vice President
American Skandia Life Assurance Corporation
One Corporate Drive, P.O. Box 883
Shelton, Connecticut  06484-0883

Carl A. Cavaliere                                                      Vice President, Corporate Treasurer and
American Skandia Life Assurance Corporation                            Business Controller
One Corporate Drive, P.O. Box 883
Shelton, Connecticut  06484-0883

Kathleen A. Chapman                                                    Corporate Secretary
American Skandia Life Assurance Corporation
One Corporate Drive, P.O. Box 883
Shelton, Connecticut  06484-0883

Lincoln R. Collins                                                     Senior Vice President, Chief Operating Officer and
American Skandia Life Assurance Corporation                            Director
One Corporate Drive, P.O. Box 883
Shelton, Connecticut  06484-0883

Wade A. Dokken                                                         President and Chief Executive Officer
American Skandia Life Assurance Corporation
One Corporate Drive, P.O. Box 883
Shelton, Connecticut  06484-0883

Thomas M. Mazzaferro                                                   Executive Vice President,
American Skandia Life Assurance Corporation                            Chief Financial Officer, and Director
One Corporate Drive, P.O. Box 883
Shelton, Connecticut  06484-0883

Michael A. Murray                                                      Senior Vice President
American Skandia Life Assurance Corporation
One Corporate Drive, P.O. Box 883
Shelton, Connecticut  06484-0883

Robert G. Whitcher                                                     Director
American Skandia Life Assurance Corporation
One Corporate Drive, P.O. Box 883
Shelton, Connecticut  06484-0883

Kirk P. Wickman                                                        Senior Vice President and General Counsel
American Skandia Life Assurance Corporation
One Corporate Drive, P.O. Box 883
Shelton, Connecticut  06484-0883

Brett M. Winson                                                        Senior Vice President
American Skandia Life Assurance Corporation
One Corporate Drive, P.O. Box 883
Shelton, Connecticut  06484-0883

Item 26.  Persons  Controlled  by or Under Common  Control with the  Depositor or  Registrant:  The  Depositor  does not directly or indirectly control any person.  The following persons are under common control with the Depositor by American Skandia, Inc.:

         (1)      American  Skandia  Information  Services and  Technology  Corporation  ("ASIST"):  The  organization  is a general
                  --------------------------------------------------------------------------------
                  business  corporation  organized  in the State of Delaware.  Its primary  purpose is to provide  various  types of business services to American Skandia,  Inc. and all of its subsidiaries  including computer systems  acquisition, development and maintenance,  human resources  acquisition,  development and management,  accounting and financial reporting services and general office services.

         (2)      American Skandia  Marketing,  Incorporated  ("ASM,  Inc."):  The  organization is a general  business  corporation
                  -----------------------------------------------------------
                  organized  in the State of  Delaware.  It was formed  primarily  for the purpose of acting as a  broker-dealer  in securities.  It acts as the principal  "underwriter" of annuity contracts deemed to be securities,  as required by the  Securities  and Exchange  Commission,  which  insurance  policies  are to be issued by American  Skandia Life
                  Assurance  Corporation.  It provides  securities  law  supervisory  services in relation to the marketing of those products of American  Skandia  Life  Assurance  Corporation  registered  as  securities.  It also may provide such services in relation to  marketing of certain  public  mutual  funds.  It also has the power to carry on a general financial,  securities,  distribution,  advisory,  or investment  advisory business;  to act as a general agent or broker  for  insurance  companies  and to render  advisory,  managerial,  research  and  consulting  services  for maintaining and improving managerial efficiency and operation.

         (3)      American Skandia Investment Services,  Incorporated ("ASISI"):  The organization is a general business corporation
                  -------------------------------------------------------------
                  organized  in the state of  Connecticut.  The  organization  is  authorized  to  provide  investment  service  and investment  management advice in connection with the purchasing,  selling,  holding or exchanging of securities or other assets to insurance companies,  insurance-related  companies,  mutual funds or business trusts. It's primary role is expected to be as investment  manager for certain mutual funds to be made available  primarily through the variable insurance products of American Skandia Life Assurance Corporation.

         (4)      Skandia Vida:  This  subsidiary  American  Skandia Life Assurance  Corporation  was organized in March,  1995, and
                  ------------
                  began  operations in July,  1995. It offers  investment  oriented life insurance  products  designed for long-term savings through independent banks and brokers.

Item 27.  Number of Contract Owners:  As of December 31, 2001, there were 5,538 AS Impact [ 762 Nike] owners of Annuities

Item 28.  Indemnification:  Under Section 33-320a of the Connecticut  General  Statutes,  the Depositor must indemnify a director or officer against judgments,  fines,  penalties,  amounts paid in settlement and reasonable  expenses  including  attorneys' fees, for actions  brought or  threatened  to be brought  against  him in his  capacity as a director or officer  when  certain  disinterested parties  determine  that he  acted  in good  faith  and in a manner  he  reasonably  believed  to be in the  best  interests  of the
Depositor.  In any criminal  action or proceeding,  it also must be determined that the director or officer had no reason to believe his conduct was  unlawful.  The director or officer must also be  indemnified  when he is successful on the merits in the defense of a proceeding or in  circumstances  where a court  determines that he is fairly and reasonable  entitled to be  indemnified,  and the court approves the amount.  In shareholder  derivative  suits, the director or officer must be finally adjudged not to have breached this duty to the Depositor or a court must determine that he is fairly and  reasonably  entitled to be indemnified  and must approve the amount.  In a claim based upon the  director's or officer's  purchase or sale of the  Registrants'  securities,  the director or officer may obtain  indemnification  only if a court determines that, in view of all the circumstances,  he is fairly and reasonably entitled to be indemnified  and then for such amount as the court shall  determine.  The By-Laws of American  Skandia Life Assurance
Corporation ("ASLAC") also provide directors and officers with rights of indemnification, consistent with Connecticut Law.

The foregoing statements are subject to the provisions of Section 33-320a.

Directors and officers of ASLAC and ASM, Inc. can also be  indemnified  pursuant to indemnity  agreements  between each director and officer and  American  Skandia,  Inc.,  a  corporation  organized  under the laws of the state of Delaware.  The  provisions  of the indemnity agreement are governed by Section 45 of the General Corporation Law of the State of Delaware.

The directors and officers of ASLAC and ASM, Inc. are covered under a directors and officers  liability  insurance  policy issued by an unaffiliated  insurance  company to Skandia  Insurance  Company Ltd., their ultimate parent.  Such policy will reimburse ASLAC or
ASM,  Inc. as  applicable,  for any payments that it shall make to directors  and officers  pursuant to law and,  subject to certain exclusions  contained in the policy,  will pay any other costs,  charges and expenses,  settlements  and judgments  arising from any proceeding involving any director or officer of ASLAC or ASM, Inc., as applicable, in his or her past or present capacity as such.

Registrant hereby undertakes as follows:  Insofar as indemnification  for liabilities  arising under the Securities Act of 1933 (the
"Act") may be permitted to directors,  officers and  controlling  persons of Registrant  pursuant to the  foregoing  provisions,  or otherwise,  Registrant  has been advised that in the opinion of the  Securities  and Exchange  Commission  such  indemnification  is against  public  policy as expressed in the Act and,  therefore,  is  unenforceable.  In the event that a claim for  indemnification against such liabilities  (other than the payment by Registrant of expenses  incurred or paid by a director,  officer or controlling person of  Registrant  in the  successful  defense of any action,  suit or  proceeding)  is asserted  by such  director,  officer or controlling  person in connection with the securities  being  registered,  unless in the opinion of Registrant's  counsel the matter has been settled by controlling precedent,  Registrant will submit to a court of appropriate  jurisdiction the question whether such indemnification  by it is against  public  policy as  expressed  in the Act and will be governed by the final  adjudication  of such issue.

Item 29.  Principal Underwriters:

(a)      At present, ASM, Inc. acts as principal underwriter only for annuities to be issued by ASLAC.

(b)      Directors and officers of ASM, Inc.

Name and Principal Business Address                                   Position and Offices with Underwriter
-----------------------------------                                   -------------------------------------

Patricia J. Abram                                                               Senior Vice President
American Skandia Life Assurance Corporation
One Corporate Drive, P.O. Box 883
Shelton, Connecticut  06484-0883

Lori Allen                                                                      Vice President
American Skandia Life Assurance Corporation
One Corporate Drive, P.O. Box 883
Shelton, Connecticut  06484-0883

Hollie Briggs                                                                   Vice President
American Skandia Life Assurance Corporation
One Corporate Drive, P.O. Box 883
Shelton, Connecticut  06484-0883

Robert Brinkman                                                                 Senior Vice President
American Skandia Life Assurance Corporation
One Corporate Drive, P.O. Box 883
Shelton, Connecticut  06484-0883

Carl A. Cavaliere                                                               Vice President, Corporate Treasurer and
American Skandia Life Assurance Corporation                                     Business Controller
One Corporate Drive, P.O. Box 883
Shelton, Connecticut  06484-0883

Kathleen A. Chapman                                                             Corporate Secretary
American Skandia Life Assurance Corporation
One Corporate Drive, P.O. Box 883
Shelton, Connecticut  06484-0883

Lucinda C. Ciccarello                                                           Vice President
American Skandia Life Assurance Corporation
One Corporate Drive, P.O. Box 883
Shelton, Connecticut  06484-0883

Lincoln R. Collins                                                              Senior Vice President, Chief Operating
American Skandia Life Assurance Corporation                                     Officer and Director
One Corporate Drive, P.O. Box 883
Shelton, Connecticut  06484-0883

Timothy S. Cronin                                                               Vice President
American Skandia Life Assurance Corporation
One Corporate Drive, P.O. Box 883
Shelton, Connecticut  06484-0883

Wade A. Dokken                                                                  President and Chief Executive Officer
American Skandia Life Assurance Corporation
One Corporate Drive, P.O. Box 883
Shelton, Connecticut  06484-0883

Lisa Foote                                                                      Vice President
American Skandia Life Assurance Corporation
One Corporate Drive, P.O. Box 883
Shelton, Connecticut  06484-0883

Jacob Herchler                                                                  Vice President
American Skandia Life Assurance Corporation
One Corporate Drive, P.O. Box 883
Shelton, Connecticut  06484-0883

Thomas M. Mazzaferro                                                            Executive Vice President,
American Skandia Life Assurance Corporation                                     Chief Financial Officer, and Director
One Corporate Drive, P.O. Box 883
Shelton, Connecticut  06484-0883

Michael A. Murray                                                               Senior Vice President
American Skandia Life Assurance Corporation
One Corporate Drive, P.O. Box 883
Shelton, Connecticut  06484-0883

Carl E. Oberholtzer                                                             Vice President
American Skandia Life Assurance Corporation
One Corporate Drive, P.O. Box 883
Shelton, Connecticut  06484-0883

Polly Rae                                                                       Vice President
American Skandia Life Assurance Corporation
One Corporate Drive, P.O. Box 883
Shelton, Connecticut  06484-0883

Rebecca Ray                                                                     Senior Vice President
American Skandia Life Assurance Corporation
One Corporate Drive, P.O. Box 883
Shelton, Connecticut  06484-0883

Timothy D. Rogers                                                               Vice President
American Skandia Life Assurance Corporation
One Corporate Drive, P.O. Box 883
Shelton, Connecticut  06484-0883

Hayward L. Sawyer                                                               Senior Vice President
American Skandia Life Assurance Corporation
One Corporate Drive, P.O. Box 883
Shelton, Connecticut  06484-0883

Guy Sullivan                                                                    Vice President
American Skandia Life Assurance Corporation
One Corporate Drive, P.O. Box 883
Shelton, Connecticut  06484-0883

Amanda C. Sutyak                                                                Senior Vice President
American Skandia Life Assurance Corporation
One Corporate Drive, P.O. Box 883
Shelton, Connecticut  06484-0883

Robert G. Whitcher                                                              Director
American Skandia Life Assurance Corporation
One Corporate Drive, P.O. Box 883
Shelton, Connecticut  06484-0883

Kirk P. Wickman                                                                 Senior Vice President and
American Skandia Life Assurance Corporation                                     General Counsel
One Corporate Drive, P.O. Box 883
Shelton, Connecticut  06484-0883

Item 30.  Location of Accounts  and  Records:  Accounts  and records are  maintained  by ASLAC at its  principal  office in Shelton,
Connecticut.

Item 31.  Management Services:  None

Item 32.  Undertakings:

(a)            Registrant  hereby undertakes to file a post-effective  amendment to this Registration  Statement as frequently as is necessary to ensure that the audited  financial  statements in the Registration  Statement are never more than 16 months old so long as payments under the annuity contracts may be accepted and allocated to the Sub-accounts of Separate Account B.

(b)            Registrant  hereby  undertakes to include  either (1) as part of any  enrollment  form or  application  to purchase a contract  offered  by the  prospectus,  a space  that an  applicant  or  enrollee  can check to request a  Statement  of  Additional
Information,  or (2) a post card or similar  written  communication  affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information.

(c)            Registrant  hereby  undertakes  to deliver any  Statement of  Additional  Information  and any  financial  statements required to be made available under this form promptly upon written or oral request.

(d)            American  Skandia Life Assurance  Corporation  ("Depositor")  hereby  represents  that the aggregate fees and charges under the annuity  contracts are  reasonable in relation to the services  rendered,  the expenses  expected to be incurred,  and the risks  assumed by the  Depositor.  Depositor  bases its  representation  on its  assessment  of all of the facts and  circumstances, including  such relevant  factors as: the nature and extent of such services,  expenses and risks;  the need for Depositor to earn a profit; the degree to which the contracts include innovative  features;  and the regulatory standards for exemptive relief under the
Investment Company Act of 1940 used prior to October 1996,  including the range of industry practice.  This  representation  applies to all Contracts sold pursuant to this  Registration  Statement,  including  those sold on the terms  specifically  described in the prospectus  contained  herein,  or any  variations  therein,  based on  supplements,  endorsements,  or riders to any  Contracts  or prospectus, or otherwise.

(e)            With respect to the restrictions on withdrawals for Texas Optional  Retirement  Programs and Section 403(b) plans, we are relying upon: 1) a no-action  letter dated  November 28, 1988 from the staff of the  Securities  and Exchange  Commission to the
American  Council of Life Insurance with respect to annuities  issued under Section  403(b) of the code, the  requirements  of which have been  complied  with by us; and 2) Rule 6c-7 under the 1940 Act with  respect to  annuities  made  available  through the Texas
Optional Retirement Program, the requirements of which have been complied with by us.

                                                              EXHIBITS

                  As noted in Item 24(b), various exhibits are incorporated by reference or are not applicable.
                  The exhibits included are as follows:

                  No. 9    Opinion and Consent of Counsel              FILED HEREWITH

                  No. 10   Consent of Ernst & Young LLP                FILED HEREWITH

                                                              SIGNATURES

         As required by the Securities Act of 1933 and the Investment  Company Act of 1940, the Registrant  certifies that it meets the requirements  of Securities  Act Rule 485(b) for  effectiveness  of the  Registration  Statement and has duly caused this  Registration
Statement to be signed on its behalf, in the Town of Shelton and State of Connecticut, on this 26th day of April, 2002.

                                    AMERICAN SKANDIA LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B
                                                        (CLASS 3 SUB-ACCOUNTS)
                                                              Registrant

                                            By: American Skandia Life Assurance Corporation
                                            -----------------------------------------------

By:  /s/ Kathleen A. Chapman                                                Attest:  /s/ Scott K. Richardson
Kathleen A. Chapman, Corporate Secretary                                               Scott K. Richardson

                                              AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
                                                               Depositor

By:  /s/ Kathleen A. Chapman                                                Attest:  /s/ Scott K. Richardson
Kathleen A. Chapman, Corporate Secretary                                               Scott K. Richardson

As required by the Securities Act of 1933, this  Registration  Statement has been signed by the following persons in the capacities and on the date indicated.

              Signature                            Title                                       Date
              ---------                            -----                                       ----
                                                     (Principal Executive Officer)

          Wade A. Dokken**         President and Chief Executive Officer                  April 26, 2002
          ----------------
           Wade A. Dokken

                                     (Principal Financial Officer and Principal Accounting Officer)

    /s/ Carl A. Cavaliere        Vice President, Corporate Treasurer                     April 26, 2002
  Carl A. Cavaliere                and Business Controller

  /s/ Thomas M. Mazzaferro           Executive Vice President,                           April 26, 2002
  Thomas M. Mazzaferro               Chief Financial Officer

                                                          (Board of Directors)

      Lincoln R. Collins*                          Thomas M. Mazzaferro*               Robert G. Whitcher***
      -------------------                          --------------------                ---------------------
      Lincoln R. Collins                            Thomas M. Mazzaferro                Robert G. Whitcher

                                    *By:  /s/ Kathleen A. Chapman
                                          -----------------------------
                                            Kathleen A. Chapman

     *Pursuant to Powers of Attorney previously filed with Post-Effective Amendment No. 1 to Registration Statement No. 333-53596.
          **Pursuant to Power of Attorney filed with Post-Effective Amendment No. 6 to Registration Statement No. 333-38119.
          ***Pursuant to Power of Attorney filed with Pre-Effective Amendment No. 1 to Registration Statement No. 333-68714.